UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22027

                                   FundVantage Trust

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                 Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Joel L. Weiss

JW Fund Management LLC

100 Springdale Rd., Suite A3-416

                                 Cherry Hill, NJ 08003

(Name and address of agent for service)

Registrant’s telephone number, including area code: 856-528-3500

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report

September 30, 2017

(Unaudited)

Dear Shareholders,

Thank you for reviewing our annual report.

The report covers the period of circa 5 months, starting from the Fund’s commencement of operations on May 3, 2017 until September 30, 2017. Within the report, we state the Fund’s performance, including a discussion on which holdings did well and which did not.

•	Since inception the Fund has returned +5.40%.

•	Our benchmark, the MSCI USA Index (Net Returns) has returned +5.97% in the same period.

•	Fund Net Assets have grown to circa USD 15 million (from an initial launch of circa USD 6 million).

In terms of contributions, the top sectors were Technology Services and Finance. The bottom sectors were Distribution Services and Health Services. The top holdings with respect to contributions were Green Dot (GDOT), Thor Industries (THO) and Align Technology (ALGN). The worst holdings with respect to contributions were Equifax (EFX), Hologic (HOLX) and LHC Group (LHCG).

As of September 30, 2017, the Fund is invested in 56 U.S. equities. The Fund’s largest sector allocations are in the Health Technology sector (18.5% portfolio allocation), the Technology Services sector (17.9% portfolio allocation), the Consumer Durables sector (9.7% portfolio allocation) and the Producer Manufacturing sector (9.0% portfolio allocation). Stocks in these four sectors represent 55.1% of the Fund’s holdings.

As US equity markets have continued to be strong, the Fund has tended to be fully invested into equity. Going forward, if US equity markets weaken, the Fund’s quantitative framework would withdraw from equity holdings and increase its cash holdings.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. Performance data current to the most recent month end may be obtained by calling (844) 567-2134.

ARABESQUE SYSTEMATIC USA FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2017

(Unaudited)

Thank you for your investment in the Fund. We value your ongoing confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dr Hans-Robert Arndt

Co-CIO, Head of Quantitative Research

This letter is intended to assist shareholders in understanding how the Fund performed during the period ended September 30, 2017 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and disclosed will be profitable.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

2

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $1,000,000 (investment minimum) Investment in

Arabesque Systematic USA Fund’s Institutional Class vs. MSCI USA Index (Net Returns)

Total Returns for the Period Ended September 30, 2017
Since Inception†
Institutional Class*	5.40%
MSCI USA Index (Net Returns)	5.97%**

†	Not annualized.

*	The Arabesque Systematic USA Fund (the “Fund”) Institutional Class shares commenced operations on May 3, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 567-2134. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement”, are 1.57% and 0.95%, respectively, of the Fund’s average daily net assets for Institutional Class shares. These ratios are stated in the current prospectus dated May 1, 2017, and may differ from the actual expenses incurred by the Fund for the period covered by this report. Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses (including Rule 12b-1 fees), interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of the Institutional Class shares (the “Expense Limitation”). The Expense Limitation

3

ARABESQUE SYSTEMATIC USA FUND

Annual Report

Performance Data (Concluded)

September 30, 2017

(Unaudited)

will remain in place until August 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts waived or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the performance of the MSCI USA Index (Net Returns). The MSCI USA Index (Net Returns) is a widely recognized index, designed to measure the performance of the large and mid-cap segments of the US market. With 625 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the US. You cannot invest directly into an index.

4

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure

September 30, 2017

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from May 3, 2017, the commencement of operations, through September 30, 2017 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

ARABESQUE SYSTEMATIC USA FUND

Fund Expense Disclosure (Concluded)

September 30, 2017

(Unaudited)

	Arabesque Systematic USA Fund
	Beginning Account Value May 3, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period*
Institutional Class
Actual	$1,000.00	$1,054.00	$4.01
Hypothetical (5% return before expenses)	1,000.00	1,020.31	4.81

*

Expenses are equal to the annualized expense ratio for the period beginning May 3, 2017, commencement of operations, to September 30, 2017 of 0.95% for Institutional Class, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (150), then divided by 365 to reflect the period. The Institutional Class ending account values on the first line of the table are based on the actual total returns for the Fund since commencement of operations of 5.40%. For comparative purposes, the Hypothetical expenses are as if the Institutional Class had been in existence from April 1, 2017, and are equal to the Institutional Class annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

6

ARABESQUE SYSTEMATIC USA FUND

Portfolio Holdings Summary Table

September 30, 2017

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Consumer, Non-cyclical	31.7%	$4,784,223
Technology	20.2	3,055,756
Consumer, Cyclical	15.0	2,273,119
Industrial	13.0	1,967,299
Communications	7.2	1,090,446
Financial	6.9	1,042,501
Utilities	3.4	513,898
Other Assets In Excess of Liabilities	2.6	386,293

NET ASSETS	100.0%	$15,113,535

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — 97.4%
Communications — 7.2%
Arista Networks, Inc.*	1,650	$312,856
Facebook, Inc., Class A*	1,690	288,770
LogMeIn, Inc.	1,900	209,095
RingCentral, Inc., Class A*	6,700	279,725

		1,090,446

Consumer, Cyclical — 15.0%
Big Lots, Inc.	5,850	313,384
Copart, Inc.*	8,500	292,145
Darden Restaurants, Inc.	3,300	259,974
Fox Factory Holding Corp.*	7,050	303,855
Hasbro, Inc.	2,650	258,826
Home Depot, Inc. (The)	1,630	266,603
Lear Corp.	1,450	250,966
Thor Industries, Inc.	2,600	327,366

		2,273,119

Consumer, Non-cyclical — 31.7%
Align Technology, Inc.*	1,560	290,581
Baxter International, Inc.	4,450	279,238
Calavo Growers, Inc.	1,700	124,440
Celgene Corp.*	2,050	298,931
Central Garden & Pet Co.*	6,900	267,996
Charles River Laboratories International, Inc.*	2,200	237,644
Chemed Corp.	1,000	202,050
CR Bard, Inc.	750	240,375
Edwards Lifesciences Corp.*	2,600	284,206
Eli Lilly & Co.	3,600	307,944
Green Dot Corp., Class A*	5,900	292,522
Hill-Rom Holdings, Inc.	2,600	192,400
Hologic, Inc.*	4,700	172,443
Inogen, Inc.*	2,800	266,280
Intuitive Surgical, Inc.*	200	209,176

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer, Non-cyclical — (Continued)
PRA Health Sciences, Inc.*	3,700	$281,829
Quest Diagnostics, Inc.	1,700	159,188
Quintiles IMS Holdings, Inc.*	2,500	237,675
Sysco Corp.	4,100	221,195
WellCare Health Plans, Inc.*	1,270	218,110

		4,784,223

Financial — 6.9%
First Merchants Corp.	5,100	218,943
Progressive Corp. (The)	5,500	266,310
Visa, Inc., Class A	2,650	278,886
Zions Bancorporation	5,900	278,362

		1,042,501

Industrial — 13.0%
AO Smith Corp.	4,800	285,264
Illinois Tool Works, Inc.	1,900	281,124
Mettler-Toledo International, Inc.*	460	288,034
Nordson Corp.	1,700	201,450
Owens Corning	3,900	301,665
Patrick Industries, Inc.*	3,900	327,990
Waste Management, Inc.	3,600	281,772

		1,967,299

Technology — 20.2%
Adobe Systems, Inc.*	1,600	238,688
Electronic Arts, Inc.*	2,300	271,538
HubSpot, Inc.*	3,500	294,175
Intuit, Inc.	1,800	255,852
Lam Research Corp.	1,670	309,017
Microchip Technology, Inc.	2,900	260,362
MSCI, Inc.	2,450	286,405

The accompanying notes are an integral part of the financial statements.

8

ARABESQUE SYSTEMATIC USA FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology — (Continued)
New Relic, Inc.*	5,900	$293,820
Paycom Software, Inc.*	4,000	299,840
salesforce.com, Inc.*	2,700	252,234
ServiceNow, Inc.*	2,500	293,825

		3,055,756

Utilities — 3.4%
Atmos Energy Corp.	3,000	251,520
Edison International	3,400	262,378

		513,898

TOTAL COMMON STOCKS (Cost $13,826,342)		14,727,242

TOTAL INVESTMENTS - 97.4% (Cost $13,826,342)		14,727,242
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%		386,293

NET ASSETS - 100.0%		$15,113,535

* Non-income producing.

The accompanying notes are an integral part of the financial statements.

9

ARABESQUE SYSTEMATIC USA FUND

Statement of Assets and Liabilities

September 30, 2017

Assets
Investments, at value (Cost $13,826,342)	$14,727,242
Cash	395,578
Receivable for investments sold	257,227
Dividends receivable	4,713
Receivable from Investment Adviser	15,808
Deferred offering costs (Note 1)	12,834
Prepaid expenses and other assets	23,991

Total assets	15,437,393

Liabilities
Payable for investments purchased	275,936
Payable for audit fees	17,472
Payable for capital shares redeemed	11,225
Payable for custodian fees	5,285
Payable for legal fees	4,369
Payable for printing fees	4,273
Payable for transfer agent fees	2,036
Payable for administration and accounting fees	1,772
Accrued expenses	1,490

Total liabilities	323,858

Net Assets	$15,113,535

Net Assets Consisted of:
Capital stock, $0.01 par value	$14,345
Paid-in capital	14,483,506
Accumulated net investment income	1,599
Accumulated net realized loss from investments	(286,815)
Net unrealized appreciation on investments	900,900

Net Assets	$15,113,535

Institutional Class:
Shares outstanding	1,434,505

Net asset value, offering and redemption price per share ($15,113,535 / 1,434,505 shares)	$10.54

The accompanying notes are an integral part of the financial statements.

10

ARABESQUE SYSTEMATIC USA FUND

Statement of Operations

For the Period Ended September 30, 2017*

Investment Income
Dividends	$36,653
Less: foreign taxes withheld	(202)

Total investment income	36,451

Expenses
Advisory fees (Note 2)	34,743
Administration and accounting fees (Note 2)	25,907
Audit fees	17,472
Transfer agent fees (Note 2)	11,398
Registration and filing fees	10,987
Legal fees	10,767
Custodian fees (Note 2)	10,285
Offering expenses	9,156
Trustees’ and officers’ fees (Note 2)	8,426
Printing and shareholder reporting fees	5,959
Other expenses	5,567

Total expenses before waivers and reimbursements	150,667

Less: waivers and reimbursements (Note 2)	(106,659)

Net expenses after waivers and reimbursements	44,008

Net investment loss	(7,557)

Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(286,815)
Net change in unrealized appreciation/(depreciation) on investments	900,900

Net realized and unrealized gain on investments	614,085

Net increase in net assets resulting from operations	$606,528

*	The Arabesque Systematic USA Fund commenced operations on May 3, 2017.

The accompanying notes are an integral part of the financial statements.

11

ARABESQUE SYSTEMATIC USA FUND

Statement of Changes in Net Assets

For the Period Ended September 30, 2017*
Increase/(Decrease) in Net Assets from Operations:
Net investment loss	$(7,557)
Net realized loss from investments	(286,815)
Net change in unrealized appreciation/(depreciation) on investments	900,900

Net increase in net assets resulting from operations	606,528

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	14,507,007

Total increase in net assets	15,113,535

Net assets
Beginning of period	—

End of period	$15,113,535

Accumulated net investment income, end of period	$1,599

*	The Arabesque Systematic USA Fund commenced operations on May 3, 2017.

The accompanying notes are an integral part of the financial statements.

12

ARABESQUE SYSTEMATIC USA FUND

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Institutional Class
	For the Period May 3, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment loss(1)	(0.01)
Net realized and unrealized gain on investments	0.55

Net increase in net assets resulting from operations	0.54

Net asset value, end of period	$10.54

Total investment return(2)	5.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,114
Ratio of expenses to average net assets	0.95	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	3.25	%(3)
Ratio of net investment loss to average net assets	(0.16	)%(3)
Portfolio turnover rate	82.18	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

13

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

1. Organization and Significant Accounting Policies

The Arabesque Systematic USA Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), which commenced investment operations on May 3, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers two separate classes of shares, Investor Class and Institutional Class shares. As of September 30, 2017, Investor Class shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the FundVantage Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by Arabesque Investment Management Ltd (“Arabesque” or the “Adviser”). The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

14

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 09/30/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$14,727,242	$14,727,242	$—	$—

* Please refer to Portfolio of Investments for further details on portfolio holdings.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the

15

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve-months from inception of the Fund. As of September 30, 2017, the remaining amount still to be amortized for the Fund was $12,834.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims

16

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — On August 1, 2017, the Fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

Arabesque serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, any class-specific fees and expenses (including Rule 12b-1 fees), interest, extraordinary items, “Acquired Fund” fees and expenses and brokerage commissions) do not exceed 0.95% (on an annual basis) with respect to the Fund’s average daily net assets of Institutional Class shares (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2020, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts waived or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of September 30, 2017, the amount of potential recovery was as follows:

Expiration
September 30, 2020
$70,327

For the period ended September 30, 2017, the Adviser earned advisory fees of $34,743 and waived fees and reimbursed expenses of $70,327.

For the period ended September 30, 2017, the Fund engaged in purchases of securities from affiliated funds in the amount of $23,084.

17

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended September 30, 2017, BNY Mellon accrued administration and accounting fees totaling $25,907 and waived fees totaling $23,332.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2017, BNY Mellon accrued transfer agent fees totaling $11,398 and waived fees totaling $8,000.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2017, BNY Mellon accrued custodian fees totaling $10,285 and waived fees totaling $5,000.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the period ended September 30, 2017 was $2,877. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

18

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements

September 30, 2017

3. Investment in Securities

From May 3, 2017, commencement of operations, to September 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$22,162,562	$8,049,405

4. Capital Share Transactions

From May 3, 2017, commencement of operations, to September 30, 2017, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended
	September 30, 2017

	Shares	Amount
Institutional Class
Sales	1,462,795	$14,798,773
Redemptions	(28,290)	(291,766)

Net increase	1,434,505	$14,507,007

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent,

19

ARABESQUE SYSTEMATIC USA FUND

Notes to Financial Statements (Concluded)

September 30, 2017

such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the period ended September 30, 2017, these adjustments were to increase accumulated income/(loss) by $9,156 and to decrease paid-in capital by $9,156. These permanent differences were primarily attributable to disallowed expenses. Net assets were not affected by these adjustments.

During the period from May 3, 2017, commencement of operations, to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$(286,815)	$1,599	$—	$900,900	$—

As of September 30, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$13,826,342

Gross unrealized appreciation	$1,100,279
Gross unrealized depreciation	(199,379)

Net unrealized appreciation	$900,900

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. As of September 30, 2017, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2017, the Fund had capital loss carryforwards of $286,815, of which all are short-term losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

20

ARABESQUE SYSTEMATIC USA FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of Arabesque Systematic USA Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Arabesque Systematic USA Fund (one of the series constituting FundVantage Trust) (the “Fund”) as of September 30, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period May 3, 2017 (commencement of operations) to September 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Arabesque Systematic USA Fund (one of the series constituting FundVantage Trust) at September 30, 2017, and the results of its operations, the changes in its net assets, and its financial highlights for the period May 3, 2017 (commencement of operations) to September 30, 2017 in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 28, 2017

21

ARABESQUE SYSTEMATIC USA FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. During the fiscal year ended September 30, 2017, there were no distributions from the Arabesque Systematic USA Fund. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2017. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2018.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

22

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 567-2134 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Investment Advisory Agreement

At a meeting held on March 29-30, 2017 (the “March Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved an investment advisory agreement between Arabesque Asset Management (the “Adviser,” or “Arabesque”) and the Trust (the “Agreement”) on behalf of the Arabesque Systematic USA Fund and the Arabesque Systematic International Fund (together, the “Funds”). At the March Meeting, the Board considered the approval of the Agreement for an initial two year period.

At the March Meeting, the Trustees considered information that the Adviser provided regarding (i) services to be provided for the Funds, (ii) the size and qualifications of Arabesque’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Arabesque, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Arabesque’s ability to service Funds, and (x) compliance with federal securities laws and other regulatory requirements.

23

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Continued)

Performance. The Trustees considered that the investment strategy for the Funds was new, and therefore did not have historical performance. However, the Trustees reviewed performance information of another fund managed by Arabesque with strategy similar to that to be employed by the Funds. The Trustees reviewed the performance of the comparable fund for the period from its inception on August 1, 2014 through December 31, 2016. The Trustees concluded that the performance information relating to the comparable fund demonstrated Arabesque’s ability to execute investment strategies of the type to be employed by the Fund.

Fees.The Trustees also noted that the representatives of Arabesque had provided information regarding its advisory fees and an analysis of those fees in relation to the services to be provided to the Funds and any other ancillary benefit resulting from Arabesque’s relationship with the Funds. The Trustees also reviewed the explanations provided by Arabesque as to differences in fees to be charged to the Funds and other similarly managed accounts. The Trustees evaluated explanations provided by Arabesque regarding its belief that the advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services to be provided by Arabesque are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

Experience and Qualifications of the Adviser. The Trustees then considered the level and depth of knowledge of Arabesque, including the professional experience and qualifications of senior personnel. The Board took into account a report regarding Arabesque’s compliance policies and procedures from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in a portfolio manager’s management of the Funds’ investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services to be provided to the Funds by Arabesque and concluded that the nature, extent and quality of the services to be provided were appropriate and consistent with the terms of the Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that Arabesque has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and has demonstrated their ability to attract and retain qualified personnel.

Cost. The Trustees also considered the cost of the services to be provided by Arabesque, the compensation and benefits to be received by Arabesque in providing services to the Funds, as well as Arabesque’s profitability. The Trustees noted that Arabesque provided its most recently audited financial statements as of December 31, 2015 to the Board of Trustees for review. The Trustees considered any direct or indirect revenues which would be received by Arabesque. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Arabesque’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds. Based on

24

ARABESQUE SYSTEMATIC USA FUND

Other Information

(Unaudited) (Concluded)

the information provided, the Trustees concluded that Arabesque’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the projected growth of the Funds.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds are anticipated to grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of shareholders, but that the advisory fee structure of the Funds did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement, the Trustees considered all factors they deemed relevant and the information presented to them by Arabesque. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the approval of the Agreement would be in the best interests of the Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Funds for an initial two year period.

25

ARABESQUE SYSTEMATIC USA FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within Fund Vantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 567-2134.

26

ARABESQUE SYSTEMATIC USA FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 567-2134.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

		INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	42	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	42	None.

27

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	42	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	42	Copeland Trust (registered investment company with 2 portfolios). Context Capital Funds (registered investment company with 1 portfolio).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	42	None.

28

ARABESQUE SYSTEMATIC USA FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) since 2015; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

29

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[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Arabesque Asset Management Ltd

43 Grosvenor Street

London W1K 3HL

England

The United Kingdom

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

ARABESQUE

SYSTEMATIC USA

FUND

of

FundVantage Trust

Institutional Class

ANNUAL REPORT

September 30, 2017

This report is submitted for the general information of the shareholders of the Arabesque Systematic USA Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Arabesque

Systematic USA Fund.

ARA-0917

GOTHAM FUNDS

of

FundVantage Trust

Gotham Absolute Return Fund

Gotham Absolute 500 Fund

Gotham Absolute 500 Core Fund

Gotham Enhanced Return Fund

Gotham Enhanced 500 Fund

Gotham Enhanced 500 Core Fund

Gotham Neutral Fund

Gotham Neutral 500 Fund

Gotham Short Strategies Fund

Gotham Index Plus Fund

Gotham Index Core Fund

Gotham Hedged Plus Fund

Gotham Hedged Core Fund

Gotham Institutional Value Fund

Gotham Enhanced S&P 500 Index Fund

Gotham Defensive Long Fund

Gotham Defensive Long 500 Fund

Gotham Total Return Fund

Gotham Master Long Fund

Gotham Master Neutral Fund

Institutional Class Shares

ANNUAL REPORT

September 30, 2017

This report is submitted for the general information of the shareholders of the Gotham Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Gotham Funds.

Annual Investment Adviser’s Report

September 30, 2017

(Unaudited)

Dear Shareholder,

Gotham offers value-focused mutual funds with varying market cap universes and gross and net exposures that share the same investment philosophy, process and research. Gotham’s all-cap funds select long and short stock portfolios from a diverse capitalization universe of U.S. stocks. Our large-cap funds select stocks primarily from the S&P 500. Within the large-cap universe, Gotham offers actively managed strategies (long/short and long-only) as well as strategies that combine an index component and an actively managed long/short overlay.

Our investment process begins with a research effort that seeks to value all of the companies in a fund’s respective investment universe. Our philosophy is simple. Although stock prices react to emotion over the short term, over the long term the market is very good at finding the fair value of stocks. Therefore, we believe that if we are good at valuing businesses (a share of stock represents a percentage ownership stake in a business), the market will agree with us...eventually.

For an individual stock, we believe the waiting period for the market to get it “right” is no more than 2 or 3 years in the vast majority of cases. For a group of stocks, we believe the average waiting period can often be much shorter. In other words, for us, there is a “true north” when it comes to the stock market. If we do a good job of analyzing and valuing companies, we believe the market will agree with us — even if it takes some time. This is crucial. No investment strategy, regardless of how good or logical, works all the time.

The important thing for us is to stick to our strategy even if it is not working over shorter time periods. We have well over 50 years of combined investment experience valuing and investing in publicly traded businesses. We know how to value businesses by using various measures of absolute and relative value. So, that’s how we invest. We buy companies that are at the biggest discount to our assessment of value and sell short those companies that are most expensive relative to our assessment of value. We do not plan to change this strategy or adopt other methodologies when short term stock prices do not reflect the values that we see.

Together with our investment team (led by Director of Research, Adam Barth), we follow a systematic process of researching and valuing companies, investing in our long and short portfolios and adjusting positions daily to take advantage of changing stock prices and fundamental information. The funds are highly diversified and invest in hundreds of positions. Our positions are not equally weighted. The funds invest in the cheapest companies and short the most expensive based on our assessment of value and subject to our risk constraints. We manage our risks by requiring substantial portfolio diversification, setting maximum limits for sector concentration and by maintaining overall gross and net exposures within carefully defined ranges.

Market Observations and Performance Commentary

We remain in a risk-on market environment. The S&P 500 has not posted a negative monthly return in 2017 thus far. In 90 years, the S&P 500 has never had a calendar year without a single monthly loss. Volatility has remained low with the VIX index down over 30% year-to-date through September. Over the same period, the MSCI USA Momentum Index has outperformed the MSCI USA Value Index by over 18%. The Russell 1000 Growth Index has outperformed the Russell 1000 Value Index by almost 13% year-to-date through September. The Russell 2000 Growth Index has also beaten the Russell 2000 Value Index by double digits over the same period.

Although we expect positive spreads in most markets, speculative environments can be challenging for our strategies given the nature of our short positions. Our shorts generally sell at 50 to 100 times pre-tax free cash flow or actually lose money. Many of them are “hope” stocks and in big up markets people get very hopeful, causing our shorts to outperform. On the long side, we typically favor companies with high cash flows relative to price and high returns on capital. The

Annual Investment Adviser’s Report (Continued)

September 30, 2017

(Unaudited)

good news is that even in sustained market uptrends, people tend to like the cash flows of our longs, which can help offset the performance of our shorts.

In terms of performance for the annual period from October 1, 2016 – September 30, 2017, all our mutual funds that were live during that period (with the exception of our short fund, Gotham Short Strategies Fund, “GSSFX”) posted positive returns. Performance was driven by a strong long portfolio which generated positive returns in line with the market. The short book however, continued to be challenged and posted positive returns as well, detracting from overall performance.

All-Cap Funds

Gotham Absolute Return Fund (GARIX)

Gotham Enhanced Return Fund (GENIX)

Gotham Neutral Fund (GONIX)

Gotham Absolute Return Fund (GARIX), which currently targets a net long equity exposure between 50%-60% by being approximately 120% long by 60% short, returned +9.8% for the period. Gotham Enhanced Return Fund (GENIX), which currently targets a net long equity exposure of 100% by being approximately 170% long by 70% short, returned +16.0% for the period. Gotham Neutral Fund (GONIX), which seeks minimal correlation to the general stock market, returned +3.2% for the period.

Our long portfolios contributed positively to performance for the period. The long portfolios for each of the funds (scaled to 100%) performed in line with the market and returned over 18% across the funds. Our short portfolios, however, continued to be challenged as the market remained at what we considered to be elevated levels. The short portfolios of each of the funds, adjusted for leverage, generated positive returns, detracting from overall performance.

At a sector level, Information Technology and Industrials were the top contributors on the long side. On the short side, the same sectors detracted the most. On a net basis, both sectors (Information Technology and Industrials) were the largest contributors across all three funds.

Large-Cap Funds

Gotham Absolute 500 Fund (GFIVX)

Gotham Enhanced 500 Fund (GENFX)

Gotham Neutral 500 Fund (GONFX)

Gotham Institutional Value Fund (GINVX)

Gotham Absolute 500 Core Fund (GACFX)

Gotham Enhanced 500 Core Fund (GECFX))

Gotham Absolute 500 Fund (GFIVX), which currently targets a net long equity exposure between 40%-70% by being approximately 142.5% long by 82.5% short, returned +12.6% over the period. Gotham Enhanced 500 Fund (GENFX), which currently targets a net long equity exposure of 100% by being approximately 185% long by 85% short, returned +19.7% over the period. Gotham Neutral 500 Fund (GONFX), which seeks minimal correlation to the general stock market, returned +7.7% for the period. Gotham Institutional Value Fund (GINVX), a long-only fund, returned +17.3% over the period.

The additional large-cap strategies that Gotham launched on September 30, 2016, targeting lower gross exposures in the large-cap space also posted positive returns. Gotham Absolute 500 Core Fund (GACFX), which currently

Annual Investment Adviser’s Report (Continued)

September 30, 2017

(Unaudited)

targets a net long equity exposure of 60% by being approximately 110% long by 50% short, returned +11.9% over the period. Gotham Enhanced 500 Core Fund (GECFX), which currently targets a net long equity exposure of 100% by being approximately 140% long by 40% short, returned +18.6% over the period.

Similar to the all-cap funds, the positive performance of the large-cap funds was driven by the long side. The long portfolios for each of the long/short funds (scaled to 100%) performed in line with the market and returned over 18% across the funds. The short portfolio for these funds, adjusted for leverage, generated positive returns thus detracting from overall performance. GINVX, which is a long-only fund slightly underperformed the market.

Index-Based Funds

Gotham Index Plus Fund (GINDX)

Gotham Hedged Plus Fund (GHPLX)

Gotham Index Core Fund (GCIDX)

Gotham Hedged Core Fund (GCHDX)

Gotham Enhanced S&P 500 Fund (GSPFX)

Gotham Index Plus Fund (GINDX) is comprised of an investment that seeks to closely track the S&P 500 Index plus an investment in an actively managed long/short overlay. Gotham Hedged Plus Fund (GHPLX) is comprised of an index investment of approximately 50-70%, plus an investment in an actively managed long/short overlay. The active long/short component is designed to be additive to the index return. We expect the long/short overlay to be uncorrelated and often negatively correlated with the index return resulting in attractive upside and downside capture ratios over the long-term. Gotham Index Plus Fund (GINDX), which currently targets a 100% net long equity exposure by being approximately 190% long by 90% short, returned +23.3% over the period. Gotham Hedged Plus Fund (GHPLX), which currently targets a 60% net long equity exposure by being approximately 150% long by 90% short, returned +15.0% over the period.

The additional index-based strategies that Gotham launched on September 30, 2016, targeting lower gross exposures in the large-cap space also posted positive returns. Gotham Index Core Fund (GCIDX), which currently targets a net long equity exposure of 100% by being approximately 140% long by 40% short (comprised of an index investment and an active long/short overlay), returned +21.2% over the period. Gotham Hedged Core Fund (GCHDX), which currently targets a net long equity exposure of 60% by being approximately 95% long by 35% short (comprised of an index investment of approximately 50-70% and an active long/short overlay), returned +13.4% over the same period. Gotham Enhanced S&P 500 Fund (GSPFX), a long-only fund which launched on December 30, 2016, returned +15.3% over the year-to-date period since its inception.

For the index-based strategies that are long/short, the long portfolio, adjusted for leverage, outperformed the S&P 500 for the period. The short portfolio, adjusted for leverage, also generated positive returns thus detracting from overall performance. GSPFX, which is long-only, outperformed the S&P 500 for the period that it was live.

Annual Investment Adviser’s Report (Continued)

September 30, 2017

(Unaudited)

Allocation Strategies (Fund-of-Funds)

Gotham Total Return Fund (GTRFX)

Gotham Master Long Fund (GMLFX)

Gotham Master Neutral Fund (GMNFX)

Gotham Total Return Fund (GTRFX) allocates across other Gotham mutual funds based on the Co-CIOs’ assessment of market conditions. As a result of its underlying allocations, we generally expect the overall net long exposure of GTRFX to be between 40% and 85%. GTRFX returned +15.8% over the period.

On April 28, 2017, Gotham launched two other allocation funds. Gotham Master Neutral Fund (GMNFX) allocates across other Gotham mutual funds as well as invests in securities directly. As a result of its underlying allocations, we generally expect the overall net exposure of GMNFX to be between 0% and 30% during normal market conditions. GMNFX returned +0.8% for the period since inception through 9/30/17.

Gotham Master Long Fund (GMLFX) also allocates across other Gotham mutual funds and may invest in securities directly. As a result of its underlying allocations, we generally expect the overall net exposure of GMLFX to be between 70% and 100% during normal market conditions. GMLFX returned +6.0% for the period since inception through 9/30/17.

Defensive Funds

Gotham Defensive Long Fund (GDLIX)

Gotham Defensive Long 500 Fund (GDLFX)

Gotham also launched two defensive funds on September 30, 2016. These funds pursue a defensive investment style, meaning they seek to mitigate downside risk in declining markets. Gotham Defensive Long Fund (GDLIX), which selects long and short stock portfolios from a diverse capitalization universe of U.S. stocks, currently targets a net long equity exposure of 100% by being approximately 175% long by 75% short. GDLIX returned +8.7% for the period.

Gotham Defensive Long 500 Fund (GDLFX), which selects stocks primarily from the S&P 500 universe, currently targets a net long equity exposure of 100% by being approximately 185% long by 85% short. GDLFX returned +17.1% for the period.

Short Fund

Gotham Short Strategies Fund (GSSFX)

On July 31, 2017, Gotham reorganized its net short private fund (the “Predecessor Fund”) into the Gotham Short Strategies Fund (GSSFX), which seeks to provide positive returns in down markets. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, the same as those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) nor subject to certain limitations and restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”).1

Annual Investment Adviser’s Report (Continued)

September 30, 2017

(Unaudited)

GSSFX currently targets a net short equity exposure of 50% by being approximately 100% long by 150% short. It returned -0.13% for the period from 10/1/2016 to 9/30/2017. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

Market Valuations and Opportunity Set

As of current market valuation levels, the Russell 1000 and the S&P 500 stand roughly in the 16th percentile toward expensive over the last 27 years. From similar valuation levels in the past, year-ahead returns have averaged 3-5% over the next year and 8-10% over the next two years. The Russell 2000 is in the 5th percentile toward expensive relative to our research history. This index has been cheaper 95% of the time over the last 27 years and year-forward returns have averaged between -2% and -4% from similar valuation levels in the past.2

Based on current valuation levels, it is reasonable to assume the market will not continue to return 15%-20% annually. For the market to revert to more average valuation levels since 1990 (offering forward annual returns of 9%-10%), the market could either fall approximately 18% immediately or, alternatively, return 3-5% in each of the next 3 years. Normal to subnormal market returns over the coming period should provide a much better environment for our spreads.

Currently, we have the opportunity to short very expensive stocks within a very expensive market. On the long side, we are buying the cheapest stocks within the investment universe (based on our valuation methodology), many of which are large-cap stocks. As mentioned above, year forward returns for the S&P 500 and Russell 1000 have been positive when the markets have been at similar valuation levels in the past. We believe that buying the cheapest stocks within these indexes sets us up to outperform index returns on the long side.

If we were momentum investors and momentum hadn’t worked well over the last couple of years, we could legitimately wonder whether that trade was crowded and that the momentum factor had degraded. However, stocks are ownership shares of businesses that we value and try to buy at a discount or sell when expensive. While it is possible that the market ignores valuations over certain periods, stocks remain partial ownership stakes in businesses. Although we cannot predict when market returns revert to more normal or even subnormal levels, we are confident that sticking to our disciplined process of valuing businesses and managing our long/short portfolio risks will benefit us and our investors over time.

Thank you for your investment in the Gotham Funds.

Sincerely,

Joel Greenblatt and Robert Goldstein Managing Principals & Co-Chief Investment Officers Gotham Asset Management, LLC

[1]

The performance of the Predecessor Fund may have been adversely affected if the Fund had been subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code.

[2]	As of October 30, 2017.

Annual Investment Adviser’s Report (Concluded)

September 30, 2017

(Unaudited)

Important Information

This letter is intended to assist shareholders in understanding how the Gotham Funds described herein performed during the period ended September 30, 2017, and reflects the views of the investment adviser at the time of this writing. Market and index valuations are based on Gotham’s valuation methodology. The views may change and do not guarantee the future performance of the Gotham Funds or the markets.

This letter contains forward-looking statements regarding future events, forecasts and expectations regarding equity markets and certain of Gotham’s strategies. Forward-looking statements may be identified terminology such terms as “may,” “expect,” “will,” “hope,” “believe” and/or comparable terminology. No assurance, representation, or warranty is made that any of Gotham’s expectations, views and/or objectives will be achieved and actual results may be significantly different than reflected herein.

Broad-based securities indices mentioned herein are unmanaged and are not subject to fees and expenses typically associated with investment funds. The S&P 500 Index and the Russell 1000 Index are commonly followed equity indices and are generally considered a barometer of the U.S. equity market. The Russell 2000 is a commonly followed equity index and is generally considered a barometer of the U.S. small to mid-capitalization market. Returns for the indices include the reinvestment of income. It is not possible to invest in the indices. The performance and volatility of the funds will be different than those of the indices.

Mutual fund investing involves risks, including possible loss of principal. Short sales by a fund theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The funds will use leverage to make additional investments which could result in greater losses than if the funds were not leveraged.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available on our website www.GothamFunds.com or by calling 877-974-6852. The prospectus should be read carefully before investing.

Gotham Funds, which are registered with the United States Securities and Exchange Commission pursuant to the 1940 Act, are distributed by Foreside Funds Distributors LLC (“Foreside”). Gotham Asset Management, LLC is the investment advisor to the Funds and is not affiliated with Foreside.

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares	9.76%	1.77%	8.23%	8.45%*
HFRX Equity Hedge Index	7.91%	1.60%	3.64%	3.74%**

*	The Gotham Absolute Return Fund (the “Fund”) commenced operations on August 31, 2012.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.09% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.04% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies

GOTHAM FUNDS

Gotham Absolute Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	3 Year	Since Inception
Institutional Class Shares	12.63%	5.68%	6.39%*
HFRX Equity Hedge Index	7.91%	1.60%	2.00%**

*	The Gotham Absolute 500 Fund (the “Fund”) commenced operations on July 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.85% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.47% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage

GOTHAM FUNDS

Gotham Absolute 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Absolute 500 Core Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Period Ended September 30, 2017
1Year
Institutional Class Shares	11.90%*
HFRX Equity Hedge Index	7.91%**

*	The Gotham Absolute 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 2.07% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers

GOTHAM FUNDS

Gotham Absolute 500 Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced Return Fund Institutional Class Shares

vs the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	3 Year	Since Inception
Institutional Class Shares	16.03%	5.08%	10.85%*
S&P 500® Total Return Index	18.61%	10.81%	12.90%**

*	The Gotham Enhanced Return Fund (the “Fund”) commenced operations on May 31, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.58% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously

GOTHAM FUNDS

Gotham Enhanced Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	Since Inception
Institutional Class Shares	19.73%	7.88%*
S&P 500® Total Return Index	18.61%	9.91%**

*	The Gotham Enhanced 500 Fund (the “Fund”) commenced operations on December 31, 2014.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 4.54% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.82% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

GOTHAM FUNDS

Gotham Enhanced 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced 500 Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced 500 Core Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	18.60%*
S&P 500® Total Return Index	18.61%**

*	The Gotham Enhanced 500 Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 2.14% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously

GOTHAM FUNDS

Gotham Enhanced 500 Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	3 Year	Since Inception
Institutional Class Shares	3.23%	-2.23%	1.35%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.66%	0.32%	0.25%**

*	The Gotham Neutral Fund (the “Fund”) commenced operations on August 30, 2013.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.56% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.54% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until August 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

GOTHAM FUNDS

Gotham Neutral Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Neutral 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Neutral 500 Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	7.70%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.66%**

*	The Gotham Neutral 500 Fund (the “Fund”) commenced operations on October 01, 2016. The Fund’s inception date was September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.34% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund will short securities. Short sales theoretically involve unlimited loss

GOTHAM FUNDS

Gotham Neutral 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Short Strategies Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Short Strategies Fund Institutional Class Shares

vs the 50% Inverse of the Standard & Poor’s 500® Total Return Index (“50% Inverse of the S&P 500®”)

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	3 Year	5 Year	Since Inception
Institutional Class Shares*	-0.10%	-2.64%	-4.80%	1.02%
50% Inverse of the S&P 500®	-9.11%	-5.53%	-7.46%	-5.55%**

*

A privately offered fund (the “Predecessor Fund”) managed by Gotham Asset Management, LLC was reorganized into the Gotham Short Strategies Fund (the “Fund” or “GSSFX”) on July 31, 2017, the date GSSFX commenced operations. The Predecessor Fund was organized and commenced operations in February 2008 and had an investment objective, investment policies and restrictions that were, in all material respects, equivalent to those of GSSFX. However, the Predecessor Fund was not registered as an investment company under the 1940 Act. In addition, this Predecessor Fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Code which, if applicable, might have adversely affected its performance. GSSFX’s performance for periods prior to the commencement of operations on July 31, 2017 is that of the Predecessor Fund adjusted to reflect GSSFX’s fee structure.

**	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated August 1, 2017, the “Total Annual Fund Operating Expenses” are 1.50% and the “Total Annual Fund Operating Expenses After Fee waivers and/or Expense Reimbursements” are 1.35% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.35% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until July 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination.

GOTHAM FUNDS

Gotham Short Strategies Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

The 50% Inverse of the S&P 500® reflects the return of the S&P 500® adjusted to show the negative 50% targeted net short exposure of the Predecessor Fund. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to provide positive returns in down markets. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund will also seek to gain exposure to long and short positions through the use of derivative instruments such as a total return swap agreement (a “swap”), through which the Fund would receive the returns of investments in a customized basket of equity securities that are consistent with the Fund’s strategy. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Plus Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	Since Inception
Institutional Class Shares	23.25%	12.02%*
S&P 500® Total Return Index	18.61%	10.53%**

*	The Gotham Index Plus Fund (the “Fund”) commenced operations on March 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.47% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 3.38% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

GOTHAM FUNDS

Gotham Index Plus Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Index Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Index Core Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	21.20%*
S&P 500® Total Return Index	18.61%**

*	The Gotham Index Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 1.97% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. Its returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to outperform the S&P 500® Index over most annual periods. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities

GOTHAM FUNDS

Gotham Index Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Plus Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	Since Inception
Institutional Class Shares	15.01%	10.35%*
HFRX Equity Hedge Index	7.91%	6.82%**

*	The Gotham Hedged Plus Fund (the “Fund”) commenced operations on March 31, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 8.17% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.13% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage

GOTHAM FUNDS

Gotham Hedged Plus Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Hedged Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Hedged Core Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	13.40%*
HFRX Equity Hedge Index	7.91%**

*	The Gotham Hedged Core Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 1.65% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.85% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers

GOTHAM FUNDS

Gotham Hedged Core Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation and to achieve positive returns during most annual periods in an efficient, risk-adjusted manner. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Institutional Value Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $5,000,000 Investment in Gotham Institutional Value Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Periods Ended September 30, 2017
	1 Year	Since Inception
Institutional Class Shares	17.31%	14.90%*
S&P 500® Total Return Index	18.61%	10.53%**

*	The Gotham Institutional Value Fund (the “Fund”) commenced operations on December 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 4.90% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 0.95% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.95% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

GOTHAM FUNDS

Gotham Institutional Value Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Enhanced S&P 500 Index Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Period Ended September 30, 2017
Since Inception*
Institutional Class Shares	15.30%**
S&P 500® Total Return Index	14.24%***

*	Not Annualized.
**	The Gotham Enhanced S&P 500 Index Fund (the “Fund”) commenced operations on December 30, 2016.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 0.61% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 0.50% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 0.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years following the date of such fee waiver and/or expense reimbursement. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

GOTHAM FUNDS

Gotham Enhanced S&P 500 Index Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Defensive Long Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	8.70%*
S&P 500® Total Return Index	18.61%**

*	The Gotham Defensive Long Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.73% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 2.15% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously

GOTHAM FUNDS

Gotham Defensive Long Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may invest in securities of large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Defensive Long 500 Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Average Annual Total Returns for the Period Ended September 30, 2017
1 Year
Institutional Class Shares	17.10%*
S&P 500® Total Return Index	18.61%**

*	The Gotham Defensive Long 500 Fund (the “Fund”) commenced operations on September 30, 2016.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017, the “Total Annual Fund Operating Expenses” are 3.63% for Institutional Class Shares of the Fund’s average daily net assets. This ratio may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.50% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously

GOTHAM FUNDS

Gotham Defensive Long 500 Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

increase. The Fund will also use leverage to make additional investments which could result in greater losses than if the Fund were not leveraged. The Fund may have a high turnover of its portfolio securities. Higher turnover rates generally result in higher brokerage costs to the Fund, which reduce the Fund’s returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Total Return Fund Institutional Class Shares

vs Hedge Fund Research Inc. (HFRX) Equity Hedge Index

Average Annual Total Returns For the Periods Ended September 30, 2017
	1 Year	Since Inception
Institutional Class Shares	15.82%	7.02%*
HFRX Equity Hedge Index	7.91%	0.96%**

*	The Gotham Total Return Fund (the “Fund”) commenced operations on March 31, 2015.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated February 1, 2017 (as supplemented on April 24, 2017), the “Total Annual Fund Operating Expenses” are 5.07% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements” are 3.52% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any) and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. Prior to January 1, 2017, the Expense Limitation was 0.17%. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Hedge Fund Research Inc. (HFRX) Equity Hedge Index. The Index is engineered to achieve representative performance of a larger universe of funds employing Equity Hedge strategies. Equity Hedge strategies maintain positions both long and short in primarily equity and equity derivative securities. A wide variety of investment processes can be employed to arrive at an investment decision, including both quantitative and fundamental techniques; strategies

GOTHAM FUNDS

Gotham Total Return Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

can be broadly diversified or narrowly focused on specific sectors and can range broadly in terms of levels of net exposure, leverage employed, holding period, concentrations of market capitalizations and valuation ranges of typical portfolios. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially invested in equities, both long and short. It is impossible to invest directly in an index.

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund or underlying funds will also use leverage to make additional investments which could result in greater losses than if the Fund and/or underlying funds were not leveraged. The underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Master Long Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Long Fund Institutional Class Shares

vs Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”)

Total Returns for the Period Ended September 30, 2017
Since Inception*
Institutional Class Shares	6.00%**
S&P 500® Total Return Index	6.61%***

*	Not Annualized.
**	The Gotham Master Long Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated May 1, 2017, the “Total Annual Fund Operating Expenses” are 2.57% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” are 2.52% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation.

The Fund intends to evaluate performance as compared to that of the Standard & Poor’s 500® Total Return Index (“S&P 500® Total Return Index”). The S&P 500® Total Return Index is a market capitalization weighted index of 500 large-capitalization stocks commonly used to represent the U.S. equity market. It’s returns reflect reinvested dividends. This index is unmanaged and investors cannot invest directly in this index.

GOTHAM FUNDS

Gotham Master Long Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks long-term capital appreciation. The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund or underlying funds will also use leverage to make additional investments which could result in greater losses than if the Fund and/or underlying funds were not leveraged. The underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Gotham Master Neutral Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $250,000 Investment in Gotham Master Neutral Fund Institutional Class Shares

vs BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Total Returns for the Period Ended September 30, 2017
Since Inception*
Institutional Class Shares	0.80%**
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.40%***

*	Not Annualized.
**	The Gotham Master Neutral Fund (the “Fund”) commenced operations on April 28, 2017.
***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 974-6852.

The Fund’s Institutional Class shares applies a 1.00% fee to the value of shares redeemed within 30 days of purchase. This redemption fee is not reflected in the returns shown above. As stated in the current prospectus dated May 1, 2017, the “Total Annual Fund Operating Expenses” are 3.06% and the “Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement” are 3.00% for Institutional Class Shares of the Fund’s average daily net assets. These ratios may differ from the actual expense incurred by the Fund for the period covered by this report. Gotham Asset Management, LLC (“Gotham” or the “Adviser”) has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, management fees (if any), and brokerage commissions) do not exceed 0.00% (on an annual basis) of average daily net assets of the Fund (the “Expense Limitation”). The Expense Limitation will remain in place until January 31, 2020, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below Expense Limitation.

The Fund intends to evaluate performance as compared to that of the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index. The Index is an index comprised of a single Treasury bill issue purchased at the beginning of the month and held for a full month, then sold and rolled into a newly selected Treasury bill issue. It is impossible to invest directly in an index.

GOTHAM FUNDS

Gotham Master Neutral Fund

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Mutual fund investing involves risks, including possible loss of principal. The Fund seeks to achieve long-term capital appreciation with minimal correlation to the general stock market. The Fund normally allocates the majority of its assets among mutual funds advised by Gotham. Therefore, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of fees and expenses of the underlying funds in addition to the Fund’s own expenses. The Fund or the underlying funds will short securities. Short sales theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. The Fund or certain underlying funds may invest in large-, mid- and small-cap companies. The securities issued by small-cap and mid-cap companies tend to be more volatile and less liquid than those of large-cap issuers. The Fund or underlying funds will also use leverage to make additional investments which could result in greater losses than if the Fund and/or underlying funds were not leveraged. The Fund or the underlying funds may have a high turnover of its portfolio securities. High turnover rates generally result in higher brokerage costs, which reduce returns and may result in higher net taxable gain for shareholders. The Fund is recently formed and has a limited history of operations. There can be no guarantee that the Fund will achieve its objectives.

GOTHAM FUNDS

Fund Expense Disclosure

September 30, 2017

(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from April1, 2017, and held for the entire period through September 30, 2017.

Actual Expenses

The first line for each Fund in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Fund in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Gotham Funds - Institutional Class

	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Absolute Return Fund
Actual	$1,000.00	$1,025.00	2.77%	$14.05
Hypothetical (5% return before expenses)	1,000.00	1,011.19	2.77%	13.95

Gotham Absolute 500 Fund
Actual	$1,000.00	$1,037.90	3.34%	$17.04
Hypothetical (5% return before expenses)	1,000.00	1,008.34	3.34%	16.80

Gotham Absolute 500 Core Fund
Actual	$1,000.00	$1,039.00	2.23%	$11.38
Hypothetical (5% return before expenses)	1,000.00	1,013.91	2.23%	11.24

Gotham Enhanced Return Fund
Actual	$1,000.00	$1,034.80	3.60%	$18.36
Hypothetical (5% return before expenses)	1,000.00	1,007.02	3.60%	18.11

GOTHAM FUNDS

Fund Expense Disclosure (Continued)

September 30, 2017

(Unaudited)

	Gotham Funds - Institutional Class

	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio*	Expenses Paid During Period**

Gotham Enhanced 500 Fund
Actual	$1,000.00	$1,061.80	4.02%	$20.76
Hypothetical (5% return before expenses)	1,000.00	1,004.93	4.02%	20.19

Gotham Enhanced 500 Core Fund
Actual	$1,000.00	$1,064.60	2.31%	$11.95
Hypothetical (5% return before expenses)	1,000.00	1,013.49	2.31%	11.65

Gotham Neutral Fund
Actual	$1,000.00	$ 987.40	2.92%	$14.55
Hypothetical (5% return before expenses)	1,000.00	1,010.43	2.92%	14.72

Gotham Neutral 500 Fund
Actual	$1,000.00	$1,018.00	3.31%	$16.72
Hypothetical (5% return before expenses)	1,000.00	1,008.49	3.31%	16.65

Gotham Short Strategies Fund***
Actual	$1,000.00	$ 986.30	1.35%	$ 4.19
Hypothetical (5% return before expenses)	1,000.00	1,012.21	1.35%	12.94

Gotham Index Plus Fund
Actual	$1,000.00	$1,066.50	3.85%	$19.92
Hypothetical (5% return before expenses)	1,000.00	1,005.79	3.85%	19.33

Gotham Index Core Fund
Actual	$1,000.00	$1,075.40	2.06%	$10.69
Hypothetical (5% return before expenses)	1,000.00	1,014.77	2.06%	10.38

Gotham Hedged Plus Fund
Actual	$1,000.00	$1,038.20	3.25%	$16.60
Hypothetical (5% return before expenses)	1,000.00	1,008.78	3.25%	16.36

Gotham Hedged Core Fund
Actual	$1,000.00	$1,048.10	1.46%	$7.49
Hypothetical (5% return before expenses)	1,000.00	1,017.76	1.46%	7.38

Gotham Institutional Value Fund
Actual	$1,000.00	$1,063.10	0.95%	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,020.31	0.95%	4.81

Gotham Enhanced S&P 500 Index Fund
Actual	$1,000.00	$1,084.70	0.50%	$2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.50%	2.54

GOTHAM FUNDS

Fund Expense Disclosure (Concluded)

September 30, 2017

(Unaudited)

	Gotham Funds - Institutional Class

	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Annualized Expense Ratio*	Expenses Paid During Period**
Gotham Defensive Long Fund
Actual	$1,000.00	$1,011.20	3.66%	$18.44
Hypothetical (5% return before expenses)	1,000.00	1,006.74	3.66%	18.39

Gotham Defensive Long 500 Fund
Actual	$1,000.00	$1,055.00	3.90%	$20.07
Hypothetical (5% return before expenses)	1,000.00	1,005.54	3.90%	19.58

Gotham Total Return Fund
Actual	$1,000.00	$1,045.00	0.00%	$ —
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—

Gotham Master Long Fund****
Actual	$1,000.00	$1,060.00	0.00%	$ —
Hypothetical (5% return before expenses)	1,000.00	1,025.07	0.00%	—

Gotham Master Neutral Fund****
Actual	$1,000.00	$1,008.00	0.31%	$1.68
Hypothetical (5% return before expenses)	1,000.00	1,023.05	0.31%	2.04

*	Annualized expense ratios include dividend expense on securities sold short and interest expense on securities sold short and borrowings.

**

Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the six-month period ended September 30, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (183), then divided by 365 to reflect the period. Hypothetical expenses are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

***

The Fund commenced operations on July 31, 2017. Expenses are equal to the Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period July 31, 2017 to September 30, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (60), then divided by 365 to reflect the period. Hypothetical expenses are as if the Institutional Class Shares have been in existence since April 1, 2017, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

****

The Funds commenced operations on April 28, 2017. Expenses are equal to a Fund’s annualized expense ratio, in the table above, which include waived fees or reimbursement expenses for the period April 28, 2017 to September 30, 2017, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (152), then divided by 365 to reflect the period. Hypothetical expenses are as if the Institutional Class Shares have been in existence since April 1, 2017, and are equal to the Institutional Class Share’s annualized expense ratios, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	14.6%	$129,393,871
Software & Services	13.6	119,740,215
Pharmaceuticals, Biotechnology & Life Sciences	11.1	97,677,167
Retailing	9.6	84,786,802
Technology Hardware & Equipment	9.2	81,678,420
Semiconductors & Semiconductor Equipment	8.6	75,722,837
Health Care Equipment & Services	8.5	74,697,247
Transportation	6.7	59,447,700
Media	6.6	57,868,693
Food, Beverage & Tobacco	5.9	51,776,909
Consumer Services	4.9	43,414,934
Food & Staples Retailing	3.5	31,156,022
Consumer Durables & Apparel	3.2	28,452,883
Materials	3.1	27,704,014
Energy	2.7	23,775,439
Commercial & Professional Services	2.3	20,662,333
Telecommunication Services	2.2	19,640,160
Automobiles & Components	2.1	18,924,030
Household & Personal Products	1.8	15,980,249
Corporate Bonds and Notes:
Capital Goods	0.0	809

Total Long Positions	120.2	1,062,500,734

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.6)%	$(5,428,509)
Telecommunication Services	(1.0)	(9,316,812)
Automobiles & Components	(1.1)	(9,614,306)
Household & Personal Products	(1.1)	(9,850,001)
Consumer Durables & Apparel	(1.6)	(14,176,440)
Commercial & Professional Services	(2.0)	(17,586,344)
Media	(2.0)	(17,722,273)
Semiconductors & Semiconductor Equipment	(2.1)	(18,673,785)
Energy	(2.7)	(23,852,007)
Transportation	(2.8)	(24,861,453)
Food, Beverage & Tobacco	(3.1)	(27,083,930)
Materials	(3.2)	(27,999,793)
Consumer Services	(3.8)	(33,859,448)
Technology Hardware & Equipment	(4.1)	(36,613,044)
Retailing	(4.6)	(40,576,941)
Pharmaceuticals, Biotechnology & Life Sciences	(4.8)	(42,176,931)
Health Care Equipment & Services	(5.5)	(48,649,391)
Capital Goods	(5.7)	(50,264,457)
Software & Services	(8.3)	(73,016,977)

Total Short Positions	(60.1)	(531,322,842)

Other Assets in Excess of Liabilities	39.9	353,026,908

NET ASSETS	100.0%	$884,204,800

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	12.8%	$1,532,328
Capital Goods	12.6	1,512,080
Technology Hardware & Equipment	10.8	1,300,625
Media	9.9	1,186,069
Software & Services	9.8	1,177,951
Transportation	9.4	1,123,278
Semiconductors & Semiconductor Equipment	9.2	1,104,482
Retailing	9.2	1,102,810
Food & Staples Retailing	8.9	1,064,112
Energy	7.3	875,562
Materials	6.8	811,145
Pharmaceuticals, Biotechnology & Life Sciences	5.7	680,386
Food, Beverage & Tobacco	5.5	663,412
Diversified Financials	5.4	651,079
Telecommunication Services	3.6	438,345
Consumer Services	3.5	426,818
Automobiles & Components	3.1	371,685
Utilities	2.5	297,136
Household & Personal Products	2.2	270,650
Consumer Durables & Apparel	1.5	181,453
Real Estate	1.4	170,087
Commercial & Professional Services	1.4	167,687
Insurance	0.7	85,966

Total Long Positions	143.2	17,195,146

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.2)%	$(27,325)
Household & Personal Products	(0.3)	(34,227)
Telecommunication Services	(0.4)	(54,036)
Technology Hardware & Equipment	(0.7)	(83,794)
Commercial & Professional Services	(0.8)	(93,272)
Transportation	(1.0)	(115,527)
Automobiles & Components	(1.3)	(157,851)
Consumer Services	(1.7)	(199,837)
Consumer Durables & Apparel	(2.0)	(243,237)
Food, Beverage & Tobacco	(2.5)	(304,663)
Utilities	(3.4)	(404,103)
Retailing	(3.5)	(415,491)
Semiconductors & Semiconductor Equipment	(3.5)	(419,399)
Diversified Financials	(3.9)	(475,197)
Real Estate	(4.1)	(493,627)
Banks	(4.3)	(514,644)
Insurance	(4.8)	(577,361)
Materials	(4.9)	(588,424)
Software & Services	(5.3)	(633,052)
Energy	(7.6)	(910,853)
Capital Goods	(8.6)	(1,032,124)
Pharmaceuticals, Biotechnology & Life Sciences	(8.9)	(1,066,419)
Health Care Equipment & Services	(9.4)	(1,131,514)

Total Short Positions	(83.1)	(9,975,977)

Other Assets in Excess of Liabilities	39.9	4,785,223

NET ASSETS	100.0%	$12,004,392

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Absolute 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	10.9%	$244,724
Capital Goods	10.7	238,462
Technology Hardware & Equipment	8.3	185,135
Media	7.7	172,086
Retailing	7.4	166,552
Semiconductors & Semiconductor Equipment	7.0	157,669
Software & Services	7.0	157,157
Food & Staples Retailing	7.0	157,079
Transportation	6.3	139,985
Pharmaceuticals, Biotechnology & Life Sciences	5.3	118,031
Food, Beverage & Tobacco	5.2	115,965
Energy	4.5	99,681
Materials	4.2	93,915
Telecommunication Services	3.4	75,746
Diversified Financials	3.3	72,822
Consumer Services	2.7	61,010
Automobiles & Components	2.6	58,888
Utilities	2.0	44,287
Household & Personal Products	1.8	40,622
Consumer Durables & Apparel	1.5	33,478
Commercial & Professional Services	1.1	25,728
Real Estate	1.1	25,225
Insurance	1.0	23,535

Total Long Positions	112.0	2,507,782

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(3,596)
Telecommunication Services	(0.2)	(5,009)
Media	(0.3)	(5,854)
Transportation	(0.3)	(6,826)
Commercial & Professional Services	(0.4)	(8,947)
Technology Hardware & Equipment	(0.4)	(9,217)
Automobiles & Components	(0.6)	(14,017)
Consumer Services	(0.9)	(21,007)
Consumer Durables & Apparel	(1.2)	(27,143)
Food, Beverage & Tobacco	(1.6)	(36,269)
Utilities	(2.0)	(44,360)
Retailing	(2.0)	(45,193)
Real Estate	(2.1)	(45,980)
Semiconductors & Semiconductor Equipment	(2.3)	(50,907)
Materials	(2.5)	(56,845)
Insurance	(3.2)	(70,728)
Software & Services	(3.3)	(74,063)
Diversified Financials	(3.6)	(81,492)
Energy	(4.5)	(99,791)
Health Care Equipment & Services	(4.6)	(103,981)
Capital Goods	(4.7)	(105,644)
Banks	(4.8)	(107,150)
Pharmaceuticals, Biotechnology & Life Sciences	(5.3)	(119,019)

Total Short Positions	(51.0)	(1,143,038)

Other Assets in Excess of Liabilities	39.0	873,856

NET ASSETS	100.0%	$2,238,600

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced Return Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	22.2%	$199,241,970
Software & Services	18.8	168,412,717
Pharmaceuticals, Biotechnology & Life Sciences	15.8	141,486,753
Technology Hardware & Equipment	13.7	122,664,116
Semiconductors & Semiconductor Equipment	13.1	117,748,841
Retailing	12.8	114,613,928
Health Care Equipment & Services	12.6	113,295,693
Transportation	9.9	88,823,460
Media	8.4	75,004,764
Consumer Services	7.2	65,049,363
Food, Beverage & Tobacco	7.0	63,020,950
Consumer Durables & Apparel	5.1	45,562,899
Food & Staples Retailing	5.0	44,595,984
Materials	4.3	38,769,296
Energy	3.9	35,257,324
Automobiles & Components	3.9	35,087,258
Commercial & Professional Services	3.2	28,730,345
Household & Personal Products	3.2	28,505,569
Telecommunication Services	2.6	23,498,003

Total Long Positions	172.7	1,549,369,233

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(1.1)%	$(9,885,306)
Automobiles & Components	(1.2)	(10,722,626)
Telecommunication Services	(1.2)	(10,896,870)
Household & Personal Products	(1.3)	(11,530,807)
Consumer Durables & Apparel	(2.3)	(20,470,370)
Media	(2.6)	(22,779,893)
Commercial & Professional Services	(2.6)	(23,236,002)
Semiconductors & Semiconductor Equipment	(2.8)	(25,439,145)
Transportation	(2.9)	(26,045,425)
Food, Beverage & Tobacco	(3.3)	(29,702,618)
Energy	(3.9)	(35,124,996)
Materials	(4.3)	(38,922,673)
Consumer Services	(4.4)	(39,363,552)
Technology Hardware & Equipment	(5.2)	(46,803,718)
Pharmaceuticals, Biotechnology & Life Sciences	(5.5)	(49,285,737)
Retailing	(5.5)	(49,540,076)
Health Care Equipment & Services	(6.2)	(55,688,308)
Capital Goods	(7.5)	(67,038,682)
Software & Services	(9.8)	(87,683,796)

Total Short Positions	(73.6)	(660,160,600)

Other Assets in Excess of Liabilities	0.9	8,161,981

NET ASSETS	100.0%	$897,370,614

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	17.4%	$4,262,927
Capital Goods	17.2	4,203,244
Software & Services	13.5	3,303,690
Media	12.9	3,164,743
Technology Hardware & Equipment	12.9	3,142,832
Transportation	12.2	2,984,597
Food & Staples Retailing	11.5	2,815,246
Retailing	11.4	2,795,026
Semiconductors & Semiconductor Equipment	10.9	2,674,086
Pharmaceuticals, Biotechnology & Life Sciences	9.4	2,303,366
Energy	8.2	1,997,369
Food, Beverage & Tobacco	7.7	1,880,138
Materials	7.1	1,741,691
Diversified Financials	6.9	1,674,025
Consumer Services	5.2	1,267,322
Telecommunication Services	5.2	1,261,786
Automobiles & Components	3.2	787,630
Household & Personal Products	3.2	772,860
Utilities	3.0	741,056
Consumer Durables & Apparel	2.1	515,292
Commercial & Professional Services	1.6	393,116
Insurance	1.6	390,300
Real Estate	1.4	333,364

Total Long Positions	185.7	45,405,706

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.4)%	$(90,519)
Telecommunication Services	(0.4)	(94,750)
Household & Personal Products	(0.5)	(112,466)
Technology Hardware & Equipment	(0.8)	(187,845)
Commercial & Professional Services	(0.8)	(189,936)
Transportation	(1.0)	(234,925)
Automobiles & Components	(1.1)	(274,365)
Consumer Services	(1.5)	(361,191)
Consumer Durables & Apparel	(2.0)	(487,090)
Food, Beverage & Tobacco	(2.8)	(698,762)
Retailing	(3.2)	(784,473)
Utilities	(3.6)	(880,468)
Semiconductors & Semiconductor Equipment	(3.7)	(906,800)
Materials	(4.5)	(1,099,878)
Diversified Financials	(4.7)	(1,157,021)
Real Estate	(4.9)	(1,208,505)
Insurance	(5.5)	(1,346,448)
Banks	(5.7)	(1,389,167)
Software & Services	(5.9)	(1,451,368)
Energy	(7.7)	(1,893,874)
Capital Goods	(8.0)	(1,946,252)
Health Care Equipment & Services	(8.8)	(2,151,293)
Pharmaceuticals, Biotechnology & Life Sciences	(9.0)	(2,211,813)

Total Short Positions	(86.5)	(21,159,209)

Other Assets in Excess of Liabilities	0.8	206,571

NET ASSETS	100.0%	$24,453,068

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced 500 Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	13.5%	$323,161
Capital Goods	13.2	317,101
Technology Hardware & Equipment	10.6	254,677
Software & Services	9.7	232,993
Media	9.4	225,519
Retailing	9.1	218,755
Food & Staples Retailing	8.7	209,878
Semiconductors & Semiconductor Equipment	8.2	195,985
Transportation	8.0	191,784
Pharmaceuticals, Biotechnology & Life Sciences	6.8	163,537
Food, Beverage & Tobacco	6.3	150,696
Materials	5.0	120,827
Telecommunication Services	4.8	114,086
Energy	4.5	109,021
Diversified Financials	4.5	106,857
Consumer Services	3.7	88,319
Automobiles & Components	3.2	76,970
Household & Personal Products	2.6	61,497
Utilities	2.3	54,867
Consumer Durables & Apparel	1.8	43,118
Commercial & Professional Services	1.4	32,501
Real Estate	1.2	30,027
Insurance	1.2	29,905

Total Long Positions	139.7	3,352,081

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.0)%	$(266)
Transportation	(0.2)	(5,407)
Media	(0.3)	(7,115)
Household & Personal Products	(0.3)	(7,707)
Commercial & Professional Services	(0.3)	(8,393)
Technology Hardware & Equipment	(0.4)	(9,016)
Automobiles & Components	(0.5)	(11,745)
Consumer Services	(0.7)	(16,764)
Consumer Durables & Apparel	(1.1)	(27,059)
Retailing	(1.5)	(34,968)
Food, Beverage & Tobacco	(1.5)	(35,739)
Utilities	(1.6)	(38,902)
Materials	(1.9)	(45,722)
Semiconductors & Semiconductor Equipment	(1.9)	(46,369)
Real Estate	(2.2)	(52,101)
Insurance	(2.3)	(54,466)
Diversified Financials	(2.4)	(58,652)
Software & Services	(2.5)	(60,319)
Energy	(3.3)	(78,167)
Capital Goods	(3.5)	(83,653)
Health Care Equipment & Services	(3.6)	(85,361)
Banks	(3.9)	(93,540)
Pharmaceuticals, Biotechnology & Life Sciences	(4.4)	(106,002)

Total Short Positions	(40.3)	(967,433)

Other Assets in Excess of Liabilities	0.6	14,100

NET ASSETS	100.0%	$2,398,748

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	15.4%	$102,831,925
Capital Goods	13.4	89,879,995
Pharmaceuticals, Biotechnology & Life Sciences	12.1	80,698,272
Health Care Equipment & Services	10.2	68,036,744
Retailing	9.1	60,922,611
Technology Hardware & Equipment	8.1	54,563,733
Semiconductors & Semiconductor Equipment	7.3	48,833,126
Consumer Services	6.1	40,716,526
Food, Beverage & Tobacco	5.6	37,765,763
Transportation	5.6	37,627,364
Media	5.2	34,946,536
Materials	4.8	32,350,285
Energy	4.1	27,384,973
Commercial & Professional Services	3.1	21,008,453
Consumer Durables & Apparel	3.1	20,848,873
Food & Staples Retailing	2.5	16,616,675
Telecommunication Services	2.0	13,203,576
Automobiles & Components	1.9	12,961,606
Household & Personal Products	1.8	11,735,994
Corporate Bonds and Notes:
Capital Goods	0.0	736

Total Long Positions	121.4	812,933,766

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.9)%	$(6,222,479)
Telecommunication Services	(1.6)	(10,403,368)
Household & Personal Products	(1.6)	(10,706,948)
Automobiles & Components	(2.0)	(13,621,686)
Commercial & Professional Services	(2.6)	(17,321,691)
Consumer Durables & Apparel	(2.7)	(18,326,303)
Media	(3.1)	(20,843,525)
Semiconductors & Semiconductor Equipment	(4.1)	(27,163,686)
Energy	(4.1)	(27,486,747)
Food, Beverage & Tobacco	(4.2)	(28,289,249)
Transportation	(4.5)	(30,316,532)
Materials	(4.9)	(32,638,296)
Consumer Services	(5.2)	(34,696,018)
Retailing	(6.0)	(40,420,668)
Technology Hardware & Equipment	(7.0)	(46,728,408)
Health Care Equipment & Services	(8.3)	(55,311,500)
Pharmaceuticals, Biotechnology & Life Sciences	(8.9)	(59,563,607)
Capital Goods	(10.8)	(72,604,386)
Software & Services	(13.8)	(92,159,026)

Total Short Positions	(96.3)	(644,824,123)

Other Assets in Excess of Liabilities	74.9	501,430,158

NET ASSETS	100.0%	$669,539,801

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Neutral 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	10.2%	$366,311
Health Care Equipment & Services	9.7	349,953
Media	7.9	284,965
Software & Services	7.5	268,521
Retailing	7.4	266,370
Technology Hardware & Equipment	7.4	265,154
Transportation	7.3	260,627
Semiconductors & Semiconductor Equipment	6.6	237,297
Energy	6.4	231,411
Food & Staples Retailing	6.4	230,018
Pharmaceuticals, Biotechnology & Life Sciences	6.2	221,305
Materials	4.5	160,484
Food, Beverage & Tobacco	4.4	156,818
Diversified Financials	3.9	141,831
Consumer Services	2.4	87,396
Telecommunication Services	2.4	86,396
Automobiles & Components	2.3	83,353
Utilities	2.1	73,717
Consumer Durables & Apparel	1.6	57,811
Household & Personal Products	1.0	36,371
Insurance	0.9	32,045
Real Estate	0.8	30,462
Commercial & Professional Services	0.8	27,401
Banks	0.0	689

Total Long Positions	110.1	3,956,706

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.1)%	$(4,600)
Media	(0.1)	(5,634)
Telecommunication Services	(0.4)	(13,376)
Household & Personal Products	(0.6)	(21,862)
Transportation	(0.6)	(22,284)
Technology Hardware & Equipment	(0.8)	(27,298)
Commercial & Professional Services	(0.9)	(32,929)
Automobiles & Components	(1.1)	(38,514)
Consumer Durables & Apparel	(2.0)	(71,041)
Consumer Services	(2.6)	(93,725)
Food, Beverage & Tobacco	(2.8)	(100,537)
Banks	(3.0)	(109,276)
Retailing	(3.5)	(127,629)
Diversified Financials	(3.6)	(128,464)
Semiconductors & Semiconductor Equipment	(4.1)	(146,989)
Utilities	(4.3)	(153,176)
Materials	(4.6)	(164,735)
Insurance	(4.8)	(171,568)
Software & Services	(5.5)	(196,384)
Real Estate	(6.0)	(216,568)
Capital Goods	(8.0)	(287,531)
Energy	(8.8)	(317,488)
Pharmaceuticals, Biotechnology & Life Sciences	(9.5)	(342,425)
Health Care Equipment & Services	(9.8)	(351,798)

Total Short Positions	(87.5)	(3,145,831)

Other Assets in Excess of Liabilities	77.4	2,782,098

NET ASSETS	100.0%	$3,592,973

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Short Strategies Fund

	% of Net Assets	Value
COMMON STOCKS:
Semiconductors & Semiconductor Equipment	11.8%	$2,168,633
Capital Goods	9.3	1,706,779
Food, Beverage & Tobacco	7.2	1,317,059
Technology Hardware & Equipment	7.1	1,306,342
Consumer Services	6.9	1,264,730
Pharmaceuticals, Biotechnology & Life Sciences	6.8	1,253,764
Media	6.7	1,220,891
Health Care Equipment & Services	6.5	1,197,512
Transportation	6.0	1,100,471
Software & Services	5.1	930,060
Retailing	5.0	919,668
Food & Staples Retailing	4.4	806,478
Consumer Durables & Apparel	3.9	705,543
Commercial & Professional Services	3.4	619,602
Telecommunication Services	2.6	467,964
Household & Personal Products	1.7	305,470
Automobiles & Components	1.5	280,689

Total Common Stocks	95.9	17,571,655

Other Assets in Excess of Liabilities	4.1	756,599

NET ASSETS	100.0%	$18,328,254

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	18.9%	$37,847,731
Health Care Equipment & Services	14.1	28,262,126
Capital Goods	13.6	27,256,036
Technology Hardware & Equipment	12.8	25,566,268
Media	12.1	24,192,783
Transportation	11.5	23,063,040
Pharmaceuticals, Biotechnology & Life Sciences	11.3	22,635,751
Energy	10.6	21,279,001
Retailing	10.1	20,151,323
Food & Staples Retailing	9.7	19,381,366
Semiconductors & Semiconductor Equipment	9.3	18,508,793
Diversified Financials	8.9	17,817,536
Food, Beverage & Tobacco	8.0	15,938,905
Materials	5.4	10,831,447
Telecommunication Services	5.2	10,372,229
Utilities	4.1	8,093,445
Consumer Services	3.8	7,541,542
Banks	3.7	7,310,819
Automobiles & Components	2.6	5,245,028
Real Estate	2.6	5,125,749
Consumer Durables & Apparel	2.5	4,919,960
Household & Personal Products	2.1	4,175,262
Insurance	2.1	4,124,273
Commercial & Professional Services	1.5	2,978,323

Total Long Positions	186.5	372,618,736

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.2)%	$(393,596)
Household & Personal Products	(0.3)	(594,964)
Telecommunication Services	(0.4)	(736,361)
Transportation	(0.5)	(1,048,656)
Banks	(1.0)	(1,964,360)
Commercial & Professional Services	(1.2)	(2,495,721)
Technology Hardware & Equipment	(1.3)	(2,572,619)
Automobiles & Components	(1.3)	(2,671,649)
Consumer Services	(1.8)	(3,576,335)
Consumer Durables & Apparel	(2.4)	(4,874,489)
Diversified Financials	(2.5)	(4,972,576)
Retailing	(2.8)	(5,541,929)
Insurance	(3.2)	(6,338,079)
Food, Beverage & Tobacco	(3.5)	(6,997,360)
Semiconductors & Semiconductor Equipment	(4.8)	(9,622,137)
Software & Services	(5.3)	(10,600,933)
Materials	(5.9)	(11,855,349)
Utilities	(6.4)	(12,688,004)
Capital Goods	(6.8)	(13,556,264)
Real Estate	(7.1)	(14,099,153)
Health Care Equipment & Services	(7.6)	(15,156,397)
Pharmaceuticals, Biotechnology & Life Sciences	(10.3)	(20,658,966)
Energy	(11.4)	(22,839,990)

Total Short Positions	(88.0)	(175,855,887)

Other Assets in Excess of Liabilities	1.5	3,033,169

NET ASSETS	100.0%	$199,796,018

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Index Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	16.7%	$408,650
Capital Goods	10.5	257,845
Technology Hardware & Equipment	9.9	243,128
Health Care Equipment & Services	9.6	235,190
Pharmaceuticals, Biotechnology & Life Sciences	8.1	199,188
Diversified Financials	7.8	191,869
Retailing	7.6	185,685
Media	7.6	185,208
Semiconductors & Semiconductor Equipment	7.0	171,024
Energy	6.7	163,859
Transportation	6.5	159,302
Food & Staples Retailing	6.2	151,461
Banks	6.0	146,735
Food, Beverage & Tobacco	5.9	143,461
Materials	3.9	96,486
Telecommunication Services	3.5	86,642
Consumer Services	2.7	67,209
Utilities	2.7	65,465
Insurance	2.3	56,283
Household & Personal Products	2.2	53,502
Automobiles & Components	2.1	51,112
Real Estate	2.0	49,792
Consumer Durables & Apparel	1.7	40,270
Commercial & Professional Services	0.8	20,012

Total Long Positions	140.0	3,429,378

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Media	(0.1)%	$(2,266)
Household & Personal Products	(0.1)	(3,422)
Telecommunication Services	(0.2)	(5,329)
Banks	(0.2)	(5,736)
Technology Hardware & Equipment	(0.5)	(11,522)
Commercial & Professional Services	(0.6)	(13,886)
Transportation	(0.6)	(14,975)
Automobiles & Components	(0.6)	(15,449)
Consumer Services	(0.9)	(21,776)
Diversified Financials	(1.0)	(24,100)
Consumer Durables & Apparel	(1.0)	(25,061)
Retailing	(1.1)	(25,891)
Semiconductors & Semiconductor Equipment	(1.2)	(29,124)
Food, Beverage & Tobacco	(1.6)	(39,661)
Utilities	(1.9)	(47,030)
Software & Services	(2.2)	(52,743)
Insurance	(2.4)	(59,453)
Materials	(2.6)	(64,671)
Real Estate	(3.2)	(77,166)
Pharmaceuticals, Biotechnology & Life Sciences	(4.1)	(99,575)
Capital Goods	(4.2)	(103,683)
Energy	(4.9)	(119,817)
Health Care Equipment & Services	(5.1)	(124,728)

Total Short Positions	(40.3)	(987,064)

Other Assets in Excess of Liabilities	0.3	7,881

NET ASSETS	100.0%	$2,450,195

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Plus Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	13.1%	$304,462
Capital Goods	11.9	275,722
Health Care Equipment & Services	11.7	272,024
Technology Hardware & Equipment	10.2	236,515
Media	9.4	217,126
Transportation	8.8	204,972
Semiconductors & Semiconductor Equipment	8.5	196,345
Pharmaceuticals, Biotechnology & Life Sciences	8.3	192,894
Retailing	8.1	188,455
Energy	8.1	187,873
Food & Staples Retailing	7.9	184,303
Diversified Financials	7.0	162,639
Materials	5.2	119,519
Food, Beverage & Tobacco	5.0	116,472
Telecommunication Services	4.1	95,297
Utilities	3.2	75,122
Consumer Services	3.1	71,791
Banks	2.6	60,508
Real Estate	2.0	46,669
Automobiles & Components	1.9	43,402
Insurance	1.7	39,807
Household & Personal Products	1.7	38,330
Consumer Durables & Apparel	1.6	36,542
Commercial & Professional Services	1.0	22,298

Total Long Positions	146.1	3,389,087

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.0)%	$(639)
Media	(0.2)	(4,137)
Banks	(0.3)	(6,518)
Household & Personal Products	(0.7)	(16,198)
Transportation	(1.1)	(26,583)
Commercial & Professional Services	(1.2)	(26,713)
Technology Hardware & Equipment	(1.2)	(27,380)
Automobiles & Components	(1.2)	(27,950)
Consumer Durables & Apparel	(2.2)	(50,822)
Consumer Services	(2.4)	(55,135)
Retailing	(3.1)	(72,350)
Food, Beverage & Tobacco	(3.3)	(77,453)
Diversified Financials	(3.7)	(84,970)
Insurance	(3.7)	(85,537)
Software & Services	(4.3)	(99,845)
Semiconductors & Semiconductor Equipment	(4.5)	(105,039)
Utilities	(5.8)	(134,542)
Materials	(5.9)	(137,383)
Real Estate	(6.2)	(143,593)
Health Care Equipment & Services	(6.4)	(148,296)
Capital Goods	(6.7)	(156,329)
Energy	(10.1)	(235,183)
Pharmaceuticals, Biotechnology & Life Sciences	(11.4)	(263,425)

Total Short Positions	(85.6)	(1,986,020)

Other Assets in Excess of Liabilities	39.5	916,429

NET ASSETS	100.0%	$2,319,496

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Hedged Core Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Software & Services	9.9%	$224,800
Capital Goods	7.4	167,521
Health Care Equipment & Services	7.2	163,306
Technology Hardware & Equipment	6.8	154,421
Media	5.4	121,523
Diversified Financials	5.3	121,051
Retailing	5.2	119,008
Pharmaceuticals, Biotechnology & Life Sciences	5.2	116,981
Semiconductors & Semiconductor Equipment	5.1	114,610
Energy	4.6	104,178
Transportation	4.6	103,953
Food & Staples Retailing	4.5	103,264
Banks.	3.9	89,437
Food, Beverage & Tobacco	3.8	85,396
Materials	3.0	69,144
Telecommunication Services	2.5	56,664
Utilities	2.0	44,322
Consumer Services	1.8	39,986
Automobiles & Components	1.6	35,255
Insurance	1.5	34,732
Real Estate	1.4	31,071
Household & Personal Products	1.2	28,203
Consumer Durables & Apparel	1.1	25,328
Commercial & Professional Services	0.5	11,998

Total Long Positions	95.5	2,166,152

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.0)%	$(213)
Household & Personal Products	(0.1)	(2,711)
Media	(0.1)	(3,198)
Transportation	(0.3)	(6,732)
Commercial & Professional Services	(0.5)	(12,028)
Automobiles & Components	(0.5)	(12,135)
Technology Hardware & Equipment	(0.7)	(14,814)
Diversified Financials	(0.8)	(17,214)
Retailing	(0.9)	(19,354)
Consumer Durables & Apparel	(0.9)	(19,835)
Consumer Services	(0.9)	(20,545)
Food, Beverage & Tobacco	(1.5)	(33,689)
Insurance	(1.8)	(39,854)
Semiconductors & Semiconductor Equipment	(1.8)	(40,777)
Software & Services	(1.9)	(44,138)
Utilities	(2.0)	(45,689)
Capital Goods	(2.6)	(58,731)
Materials	(2.6)	(59,686)
Real Estate	(2.9)	(66,349)
Health Care Equipment & Services	(3.2)	(72,313)
Energy	(3.9)	(88,733)
Pharmaceuticals, Biotechnology & Life Sciences	(4.8)	(108,214)

Total Short Positions	(34.7)	(786,952)

Other Assets in Excess of Liabilities	39.2	887,932

NET ASSETS	100.0%	$2,267,132

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Institutional Value Fund

	% of Net Assets	Value
COMMON STOCKS:
Health Care Equipment & Services	9.7%	$256,033
Capital Goods	8.5	224,043
Software & Services	8.3	217,966
Retailing	8.0	210,220
Technology Hardware & Equipment	6.8	179,384
Semiconductors & Semiconductor Equipment	6.3	164,523
Media	6.2	161,705
Transportation	5.8	152,400
Food & Staples Retailing	5.5	144,354
Pharmaceuticals, Biotechnology & Life Sciences	5.4	143,101
Food, Beverage & Tobacco	4.3	112,795
Diversified Financials	4.1	108,538
Energy	3.4	90,170
Materials	3.3	87,879
Consumer Services	3.1	81,006
Telecommunication Services	2.7	70,851
Household & Personal Products	2.2	57,839
Automobiles & Components	1.9	49,222
Consumer Durables & Apparel	1.5	38,503
Insurance	1.1	27,557
Commercial & Professional Services	1.0	26,752
Utilities	0.9	22,749
Real Estate	0.5	13,122
Banks	0.0	244

Total Common Stocks	100.5	2,640,956

Liabilities in Excess of Other Assets	(0.5)	(14,226)

NET ASSETS	100.0%	$2,626,730

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Enhanced S&P 500 Index Fund

	% of Net Assets	Value
COMMON STOCKS:
Software & Services	11.1%	$326,227
Technology Hardware & Equipment	10.4	304,638
Retailing	8.6	253,391
Capital Goods	8.0	234,344
Health Care Equipment & Services	7.4	215,643
Media	7.2	209,976
Pharmaceuticals, Biotechnology & Life Sciences	6.6	193,766
Food & Staples Retailing	6.4	189,081
Semiconductors & Semiconductor Equipment	5.9	173,492
Energy	4.6	134,302
Transportation	4.2	123,865
Diversified Financials	3.7	108,900
Telecommunication Services	3.2	92,414
Food, Beverage & Tobacco	2.8	82,430
Materials	2.4	70,400
Consumer Services	1.7	50,003
Automobiles & Components	1.6	46,518
Consumer Durables & Apparel	1.0	28,384
Utilities	0.9	27,567
Insurance	0.8	23,599
Banks	0.7	20,043
Household & Personal Products	0.6	17,015
Real Estate	0.3	9,764
Commercial & Professional Services	0.2	5,399

Total Common Stocks	100.3	2,941,161

Liabilities in Excess of Other Assets	(0.3)	(10,132)

NET ASSETS	100.0%	$2,931,029

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Capital Goods	19.2%	$417,912
Software & Services	17.8	387,504
Food, Beverage & Tobacco	15.1	327,882
Health Care Equipment & Services	14.9	323,223
Pharmaceuticals, Biotechnology & Life Sciences	14.2	307,668
Retailing	13.7	298,424
Media	11.4	246,991
Technology Hardware & Equipment	10.6	230,383
Consumer Services	9.7	210,848
Food & Staples Retailing	7.6	165,737
Transportation	5.9	128,855
Semiconductors & Semiconductor Equipment	5.9	128,682
Household & Personal Products	5.7	124,824
Commercial & Professional Services	5.4	116,150
Consumer Durables & Apparel	4.5	97,915
Materials	4.3	94,163
Telecommunication Services	4.3	93,410
Energy	3.4	74,003
Automobiles & Components	2.1	44,684

Total Long Positions	175.7	3,819,258

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Food & Staples Retailing	(0.8)%	$(16,548)
Household & Personal Products	(1.1)	(24,170)
Telecommunication Services	(1.2)	(26,808)
Automobiles & Components	(1.8)	(38,559)
Media	(2.0)	(44,620)
Commercial & Professional Services	(2.3)	(49,122)
Consumer Durables & Apparel	(2.4)	(51,805)
Transportation	(3.0)	(65,607)
Food, Beverage & Tobacco	(3.1)	(68,249)
Energy	(3.4)	(74,270)
Semiconductors & Semiconductor Equipment	(3.7)	(80,015)
Consumer Services	(4.4)	(94,753)
Materials	(4.4)	(94,941)
Retailing	(5.5)	(119,359)
Pharmaceuticals, Biotechnology & Life Sciences	(5.8)	(126,640)
Health Care Equipment & Services	(6.0)	(130,971)
Technology Hardware & Equipment	(6.1)	(132,967)
Capital Goods	(8.3)	(179,453)
Software & Services	(10.5)	(228,725)

Total Short Positions	(75.8)	(1,647,582)

Other Assets in Excess of Liabilities	0.1	2,234

NET ASSETS	100.0%	$2,173,910

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Defensive Long 500 Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Health Care Equipment & Services	17.8%	$1,412,605
Capital Goods	14.9	1,183,628
Media	14.4	1,143,595
Technology Hardware & Equipment	12.5	992,262
Retailing	12.2	968,206
Food & Staples Retailing	12.1	957,081
Software & Services	11.4	908,243
Pharmaceuticals, Biotechnology & Life Sciences	10.6	840,245
Food, Beverage & Tobacco	10.3	814,671
Semiconductors & Semiconductor Equipment	8.3	658,777
Transportation	8.2	649,577
Energy	7.9	631,039
Telecommunication Services	6.5	513,931
Materials	5.7	453,158
Real Estate	5.6	444,267
Consumer Services	4.7	372,335
Household & Personal Products	4.2	331,140
Diversified Financials	3.6	287,609
Utilities	3.5	276,033
Automobiles & Components	3.1	250,330
Insurance	2.9	232,313
Commercial & Professional Services	2.8	220,052
Consumer Durables & Apparel	2.1	169,587

Total Long Positions	185.3	14,710,684

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Household & Personal Products	(0.2)%	$(18,497)
Telecommunication Services	(0.4)	(28,883)
Commercial & Professional Services	(0.6)	(44,930)
Media	(0.6)	(45,434)
Technology Hardware & Equipment	(0.7)	(52,831)
Transportation	(0.8)	(64,206)
Automobiles & Components	(1.0)	(83,697)
Consumer Services	(1.5)	(115,843)
Consumer Durables & Apparel	(1.9)	(152,680)
Food, Beverage & Tobacco	(2.8)	(226,081)
Utilities	(3.1)	(243,948)
Retailing	(3.3)	(258,914)
Real Estate	(3.6)	(286,119)
Materials	(3.8)	(299,779)
Semiconductors & Semiconductor Equipment	(4.6)	(362,398)
Insurance	(4.9)	(392,939)
Software & Services	(5.5)	(441,338)
Diversified Financials	(6.3)	(497,827)
Energy	(7.2)	(575,194)
Pharmaceuticals, Biotechnology & Life Sciences	(7.4)	(587,873)
Banks	(8.2)	(648,068)
Capital Goods	(8.6)	(687,156)
Health Care Equipment & Services	(8.8)	(699,979)

Total Short Positions	(85.8)	(6,814,614)

Other Assets in Excess of Liabilities	0.5	43,532

NET ASSETS	100.0%	$7,939,602

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Total Return Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.4%	$18,422,169
Other Assets in Excess of Liabilities	0.6	117,002

NET ASSETS	100.0%	$18,539,171

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Gotham Master Long Fund

	% of Net Assets	Value
Affiliated Equity Registered Investment Companies	99.5%	$1,104,336
Other Assets in Excess of Liabilities	0.5	5,252

NET ASSETS	100.0%	$1,109,588

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Portfolio Holdings Summary Tables

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

Gotham Master Neutral Fund

	% of Net Assets	Value
LONG POSITIONS:
Common Stocks:
Semiconductors & Semiconductor
Equipment	2.8%	$113,203
Capital Goods	2.1	84,598
Food, Beverage & Tobacco	2.0	83,120
Pharmaceuticals, Biotechnology & Life Sciences	1.8	74,455
Technology Hardware & Equipment	1.7	70,252
Media	1.6	66,585
Consumer Services	1.6	64,733
Health Care Equipment & Services	1.4	58,025
Retailing	1.4	56,265
Software & Services	1.3	54,192
Transportation	1.2	47,709
Food & Staples Retailing	1.1	43,544
Commercial & Professional Services	0.9	35,179
Consumer Durables & Apparel	0.8	34,048
Telecommunication Services	0.6	25,060
Household & Personal Products	0.5	19,848
Automobiles & Components	0.4	14,962
Affiliated Equity Registered Investment Companies	59.9	2,439,300
U.S. Treasury Obligations	4.9	198,650

Total Long Positions	88.0	3,583,728

	% of Net Assets	Value
SHORT POSITIONS:
Common Stocks:
Telecommunication Services	(0.1)%	$(5,404)
Media	(0.3)	(13,847)
Food & Staples Retailing	(0.4)	(15,482)
Household & Personal Products	(0.4)	(16,548)
Commercial & Professional Services	(0.5)	(19,657)
Food, Beverage & Tobacco	(0.8)	(32,687)
Transportation	(0.9)	(35,431)
Consumer Services	(0.9)	(35,834)
Retailing	(1.0)	(39,358)
Automobiles & Components	(1.1)	(45,222)
Semiconductors & Semiconductor Equipment	(1.2)	(48,385)
Consumer Durables & Apparel	(1.3)	(53,917)
Technology Hardware & Equipment	(1.7)	(67,318)
Pharmaceuticals, Biotechnology & Life Sciences	(2.0)	(83,378)
Software & Services	(2.9)	(120,167)
Health Care Equipment & Services	(3.3)	(133,099)
Capital Goods	(4.5)	(181,920)

Total Short Positions	(23.3)	(947,654)

Other Assets in Excess of Liabilities	35.3	1,438,849

NET ASSETS	100.0%	$4,074,923

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 120.2%
COMMON STOCKS — 120.2%
Automobiles & Components — 2.1%
BorgWarner, Inc.†	11,366	$582,280
Cooper-Standard Holdings, Inc.†*	2,298	266,499
Delphi Automotive PLC (Jersey)†	18,374	1,808,002
Dorman Products, Inc.(a)*	8,667	620,731
General Motors Co.†	182,926	7,386,552
Gentex Corp.†(a)	80,680	1,597,464
Harley-Davidson, Inc.(a)	39,121	1,886,023
Lear Corp.†(a)	12,315	2,131,480
Motorcar Parts of America, Inc.(a)*	3,997	117,752
Thor Industries, Inc.	4,506	567,350
Visteon Corp.(a)(b)*	8,623	1,067,269
Winnebago Industries, Inc.(a)	19,947	892,628

		18,924,030

Capital Goods — 14.6%
3M Co.†(a)	1,971	413,713
Acuity Brands, Inc.(a)	14,895	2,551,216
AECOM(a)*	3,266	120,221
Allegion PLC (Ireland)†(a)	14,663	1,267,910
Allison Transmission Holdings, Inc.(a)	115,456	4,333,064
American Woodmark Corp.†(a)*	2,798	269,307
AMETEK, Inc.†	45,115	2,979,395
Applied Industrial Technologies, Inc.(a)	10,185	670,173
Arconic, Inc.†(a)	163,800	4,075,344
Argan, Inc.†	38,240	2,571,640
Atkore International Group, Inc.(a)*	10,376	202,436
Blue Bird Corp.(a)*	76	1,566
Boeing Co. (The)†	40,798	10,371,260
Briggs & Stratton Corp.(a)	5,392	126,712
Builders FirstSource, Inc.(b)*	13,984	251,572
BWX Technologies, Inc.†(a)	14,353	804,055
Caterpillar, Inc.(b)	67,379	8,402,835
Chart Industries, Inc.†*	9,908	388,691
Continental Building Products, Inc.†*	27,710	720,460
Crane Co.†	17,213	1,376,868
CSW Industrials, Inc.*	316	14,015
Cummins, Inc.†(b)	26,322	4,422,886
Deere & Co.(b)	11,286	1,417,409
DigitalGlobe, Inc.(a)*	11,190	394,448
EMCOR Group, Inc.†	21,318	1,479,043
Emerson Electric Co.†	4,212	264,682
EnerSys†(b)	19,449	1,345,287

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.†(a)	66,682	$3,039,366
Flowserve Corp.(a)	33,276	1,417,225
Fortive Corp.†	12,752	902,714
Fortune Brands Home & Security, Inc.(a)	5,833	392,153
General Electric Co.†	45,931	1,110,612
Gibraltar Industries, Inc.†(a)*	55,172	1,718,608
GMS, Inc.†(a)*	38,792	1,373,237
Harsco Corp.†*	55,480	1,159,532
Hillenbrand, Inc.†(a)(b)	33,908	1,317,326
Honeywell International, Inc.†	45,714	6,479,502
Hubbell, Inc.†	11,719	1,359,638
Illinois Tool Works, Inc.†	13,480	1,994,501
Ingersoll-Rand PLC (Ireland)†	43,910	3,915,455
Jacobs Engineering Group, Inc.†	40,988	2,388,371
Kadant, Inc.(a)	1,877	184,978
Kennametal, Inc.†(a)	50,526	2,038,219
L3 Technologies, Inc.†	18	3,392
Lockheed Martin Corp.†(b)	19,926	6,182,839
Masco Corp.(a)(b)	68,581	2,675,345
Meritor, Inc.(a)*	16,016	416,576
Moog, Inc., Class A*	1,637	136,575
MSC Industrial Direct Co., Inc., Class A(a)	1,468	110,937
Mueller Industries, Inc.(a)	9,324	325,874
Mueller Water Products, Inc., Class A(a)	22,438	287,206
Northrop Grumman Corp.†	1,846	531,131
Oshkosh Corp.(a)(b)	8,190	676,003
PACCAR, Inc.†(a)	26,891	1,945,295
Pentair PLC (Ireland)(b)	72,437	4,922,819
Primoris Services Corp.(a)	8,340	245,363
Regal Beloit Corp.†	3,361	265,519
Rexnord Corp.†(b)*	57,653	1,464,963
Rockwell Automation, Inc.†(a)(b)	33,211	5,918,532
Rush Enterprises, Inc., Class A(a)*	13,834	640,376
Snap-on, Inc.†(a)	14,662	2,184,785
Spirit AeroSystems Holdings, Inc., Class A†	25,477	1,980,072
SPX Corp.†*	32,690	959,125
SPX FLOW, Inc.(a)*	15,779	608,438
Stanley Black & Decker, Inc.†	982	148,253

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Terex Corp.†(a)	20,176	$908,324
Textainer Group Holdings Ltd. (Bermuda)(a)*	18,838	323,072
Textron, Inc.†	37,600	2,025,888
Toro Co. (The)(a)	16,369	1,015,860
TransDigm Group, Inc.(a)	7,596	1,941,917
Triumph Group, Inc.(a)	21,938	652,656
Tutor Perini Corp.(a)*	3,642	103,433
United Rentals, Inc.†*	2	277
United Technologies Corp.†	17,258	2,003,309
Univar, Inc.†*	13,131	379,880
Wabash National Corp.†(a)	86,178	1,966,582
WW Grainger, Inc.†(a)	19,002	3,415,610

		129,393,871

Commercial & Professional Services — 2.3%
Copart, Inc.†*	12,424	427,013
Deluxe Corp.(a)	10,430	760,973
Equifax, Inc.(a)(b)	21,431	2,271,472
KAR Auction Services, Inc.(a)(b)	47,698	2,277,103
Kimball International, Inc., Class B(a)	1,787	35,329
Korn/Ferry International†	21,698	855,552
LSC Communications, Inc.(a)	21,549	355,774
MSA Safety, Inc.(a)	5,922	470,858
Quad/Graphics, Inc.†	13,220	298,904
Republic Services, Inc.†	22,958	1,516,605
Robert Half International, Inc.†	41,225	2,075,266
RPX Corp.(a)*	12,416	164,884
SP Plus Corp.(a)*	11,083	437,778
Stericycle, Inc.(b)*	23,472	1,681,065
Tetra Tech, Inc.(a)(b)	27,773	1,292,833
TransUnion(a)*	18,186	859,470
TriNet Group, Inc.(a)*	10,526	353,884
TrueBlue, Inc.†*	69	1,549
Verisk Analytics, Inc.†(a)*	26,197	2,179,328
VSE Corp.(a)	615	34,969
Waste Management, Inc.†(a)	29,445	2,304,660
West Corp.	301	7,064

		20,662,333

Consumer Durables & Apparel — 3.2%
Brunswick Corp.(a)	7,434	416,081
Cavco Industries, Inc.†*	6,158	908,613
Coach, Inc.†(a)	96,528	3,888,148
Crocs, Inc.(a)*	18,681	181,206
DR Horton, Inc.†(a)	65,895	2,631,187

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Ethan Allen Interiors, Inc.(a)	9,696	$314,150
Garmin Ltd. (Switzerland)†(a)	52,689	2,843,625
Gildan Activewear, Inc. (Canada)	3,986	124,682
Hasbro, Inc.†(a)	11,986	1,170,673
iRobot Corp.(a)*	2,259	174,079
Johnson Outdoors, Inc., Class A(a)	1,036	75,918
La-Z-Boy, Inc.†	23,057	620,233
Michael Kors Holdings Ltd. (British Virgin Islands)†*	36,365	1,740,065
NIKE, Inc., Class B(b)	15,126	784,283
Oxford Industries, Inc.(a)	3,845	244,311
PulteGroup, Inc.†(a)(b)	79,810	2,181,207
Ralph Lauren Corp.†(a)(b)	45,747	4,039,003
TopBuild Corp.(b)*	25,335	1,651,082
Tupperware Brands Corp.(a)(b)	12,835	793,460
Whirlpool Corp.(a)(b)	15,420	2,844,065
Wolverine World Wide, Inc.(a)	28,659	826,812

		28,452,883

Consumer Services — 4.9%
Adtalem Global Education, Inc.†(a)	46,618	1,671,255
Bloomin’ Brands, Inc.(a)	20,594	362,454
Bob Evans Farms, Inc.†	23,129	1,792,729
Boyd Gaming Corp.(a)(b)	96,504	2,513,929
Brinker International, Inc.(a)	82,129	2,616,630
Cheesecake Factory, Inc. (The)(a)	40,750	1,716,390
Choice Hotels International, Inc.(a)	8,622	550,946
Churchill Downs, Inc.(a)	4,786	986,873
Cracker Barrel Old Country Store, Inc.(a)	2,915	441,972
Darden Restaurants, Inc.†	3,659	288,256
DineEquity, Inc.†(a)	52,498	2,256,364
Eldorado Resorts, Inc.(a)*	24,543	629,528
Graham Holdings Co., Class B†	195	114,094
Hilton Worldwide Holdings, Inc.†	65,082	4,519,945
La Quinta Holdings, Inc.†*	700	12,250
Marriott International, Inc., Class A†	29,338	3,234,808
McDonald’s Corp.†	10,799	1,691,987
Regis Corp.(a)*	44	628
Royal Caribbean Cruises Ltd. (Liberia)†(a)	46,068	5,460,901
Sonic Corp.†	27,604	702,522
Vail Resorts, Inc.(b)	12,169	2,775,992

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Weight Watchers International, Inc.(a)*	22,620	$985,101
Wyndham Worldwide Corp.†	41,914	4,418,155
Yum! Brands, Inc.†	49,874	3,671,225

		43,414,934

Energy — 2.7%
Archrock, Inc.†	127,370	1,598,493
CVR Energy, Inc.(a)	57,986	1,501,837
Delek US Holdings, Inc.†	32,438	867,068
Exterran Corp.(b)*	53,366	1,686,899
Fairmount Santrol Holdings, Inc.(a)*	357,956	1,711,030
Imperial Oil Ltd. (Canada)(a)	6,300	201,222
McDermott International, Inc. (Panama)†(a)*	333,174	2,422,175
Occidental Petroleum Corp.†(b)	23,376	1,500,973
Oceaneering International, Inc.†	16,584	435,662
Par Pacific Holdings, Inc.(a)*	325	6,760
REX American Resources Corp.†(a)*	5,910	554,535
Rowan Cos. PLC, Class A (United Kingdom)†*	79,140	1,016,949
Ship Finance International Ltd. (Bermuda)(a)	161,055	2,335,298
Tidewater, Inc.(a)*	1,027	29,865
TransCanada Corp. (Canada)†	74,798	3,697,265
Transocean Ltd. (Switzerland)(a)*	364,069	3,917,382
Valero Energy Corp.(a)	3,796	292,026

		23,775,439

Food & Staples Retailing — 3.5%
CVS Health Corp.†	91,722	7,458,833
Kroger Co. (The)†(a)	262,306	5,261,858
Sysco Corp.(a)(b)	99,792	5,383,778
United Natural Foods, Inc.(a)*	23,697	985,558
Walgreens Boots Alliance, Inc.†(a)(b)	72,951	5,633,276
Wal-Mart Stores, Inc.†(a)	82,323	6,432,719

		31,156,022

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†(b)	126,008	7,991,427
Brown-Forman Corp., Class B†(a)	37,711	2,047,707
Campbell Soup Co.†	80,530	3,770,415
Coca-Cola Co. (The)†(a)(b)	89,080	4,009,491
Conagra Brands, Inc.†	74,601	2,517,038
Dean Foods Co.(a)	180,238	1,960,989
Dr Pepper Snapple Group, Inc.†(a)(b)	43,114	3,814,296

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Flowers Foods, Inc.(a)	16,545	$311,211
General Mills, Inc.†(a)	56,787	2,939,295
Hormel Foods Corp.†(a)	81,193	2,609,543
Ingredion, Inc.†(a)(b)	5,698	687,407
JM Smucker Co. (The)†(a)(b)	42,544	4,464,142
Kellogg Co.(a)	70,072	4,370,391
Kraft Heinz Co. (The)†	24,072	1,866,784
Molson Coors Brewing Co., Class B(a)(b)	27,389	2,236,038
Mondelez International, Inc., Class A†(a)	19,872	807,996
PepsiCo, Inc.†	12,000	1,337,160
Philip Morris International, Inc.	20	2,220
Sanderson Farms, Inc.(a)	18,865	3,047,075
TreeHouse Foods, Inc.(a)*	14,562	986,284

		51,776,909

Health Care Equipment & Services — 8.5%
Acadia Healthcare Co., Inc.(a)*	18,495	883,321
AmerisourceBergen Corp.†(a)(b)	46,317	3,832,732
AMN Healthcare Services, Inc.(a)*	39,976	1,826,903
Analogic Corp.(a)	3,876	324,615
Anika Therapeutics, Inc.†(a)*	5,976	346,608
Baxter International, Inc.†	16,011	1,004,690
Becton Dickinson and Co.†(a)	6,245	1,223,708
Cerner Corp.(a)(b)*	39,692	2,830,833
Chemed Corp.†	1,671	337,626
Community Health Systems, Inc.(a)*	131,725	1,011,648
CONMED Corp.(a)	11,952	627,121
CorVel Corp.*	404	21,978
Cotiviti Holdings, Inc.†(a)*	69,096	2,486,074
CR Bard, Inc.†(a)	1,690	541,645
Danaher Corp.(a)	2,205	189,145
Express Scripts Holding Co.†(a)(b)*	139,365	8,824,592
Globus Medical, Inc., Class A†(a)(b)*	74,256	2,206,888
Halyard Health, Inc.†*	29,673	1,336,175
HCA Healthcare, Inc.†*	53,610	4,266,820
Hill-Rom Holdings, Inc.†(a)	27,200	2,012,800
Hologic, Inc.(a)(b)*	66,588	2,443,114
Integer Holdings Corp.†(a)*	34,314	1,755,161
Kindred Healthcare, Inc.†(a)	83,803	569,860
Laboratory Corp. of America Holdings†*	14,686	2,217,145
Landauer, Inc.	48	3,230

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
LHC Group, Inc.(a)*	3,533	$250,560
LifePoint Health, Inc.(a)*	3,286	190,259
Masimo Corp.†(a)*	11,356	982,975
McKesson Corp.†(a)(b)	43,381	6,663,755
Medtronic PLC (Ireland)†(b)	57,935	4,505,605
Meridian Bioscience, Inc.†(a)	34,031	486,643
National HealthCare Corp.(a)	344	21,524
Patterson Cos., Inc.(a)	32,039	1,238,307
Quality Systems, Inc.(a)*	28,052	441,258
Quest Diagnostics, Inc.†(a)	22,277	2,086,018
STERIS PLC (United Kingdom)(a)(b)	7,024	620,922
Stryker Corp.(b)	8,972	1,274,203
Tivity Health, Inc.(a)*	17,460	712,368
Universal Health Services, Inc., Class B†(a)	13,456	1,492,809
Varian Medical Systems, Inc.†(a)*	53,715	5,374,723
Veeva Systems, Inc., Class A(a)(b)*	32,738	1,846,751
Zimmer Biomet Holdings, Inc.†	28,902	3,384,135

		74,697,247

Household & Personal Products — 1.8%
Avon Products, Inc.*	224,227	522,449
Central Garden & Pet Co., Class A†*	11,780	438,098
Church & Dwight Co., Inc.†(a)	16,512	800,006
Clorox Co. (The)†(a)(b)	46,248	6,100,574
Colgate-Palmolive Co.†	17,472	1,272,835
Edgewell Personal Care Co.(a)*	3,403	247,636
Estee Lauder Cos., Inc. (The), Class A†	7,058	761,135
Kimberly-Clark Corp.†(a)	49,605	5,837,516

		15,980,249

Materials — 3.1%
Ashland Global Holdings, Inc.(a)	15,099	987,324
Chase Corp.(a)	346	38,544
Chemours Co. (The)†	6,251	316,363
Domtar Corp.†(a)	54,988	2,385,929
Eagle Materials, Inc.†	1,123	119,824
Huntsman Corp.†	3,906	107,103
Innophos Holdings, Inc.	4,479	220,322
Koppers Holdings, Inc.†*	1,095	50,534
Kronos Worldwide, Inc.(a)	15,313	349,596
Louisiana-Pacific Corp.†(a)*	133,023	3,602,263
LyondellBasell Industries NV, Class A (Netherlands)†	7,608	753,572

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.(a)(b)	9,495	$1,958,154
Methanex Corp. (Canada)†(a)(b)	112,187	5,643,006
Minerals Technologies, Inc.†	4,852	342,794
Packaging Corp. of America(a)(b)	31,992	3,668,843
Scotts Miracle-Gro Co. (The)(a)	11,989	1,167,009
Trinseo SA (Luxembourg)†	6,981	468,425
Westlake Chemical Corp.†(a)	53,284	4,427,368
WR Grace & Co.(a)(b)	15,205	1,097,041

		27,704,014

Media — 6.6%
CBS Corp., Class B, non-voting shares†(a)	59,495	3,450,710
Comcast Corp., Class A†	194,549	7,486,245
Discovery Communications, Inc., Class A†(a)*	97,948	2,085,313
DISH Network Corp., Class A†(a)*	46,671	2,530,968
Gannett Co., Inc.(a)	82,825	745,425
Interpublic Group of Cos., Inc. (The)†	53,403	1,110,248
MSG Networks, Inc., Class A†(a)*	82,364	1,746,117
News Corp., Class A(a)(b)	146,568	1,943,492
Omnicom Group, Inc.(a)	88,197	6,532,752
Scripps Networks Interactive, Inc., Class A†(a)	21,758	1,868,795
TEGNA, Inc.†	39,322	524,162
Time Warner, Inc.†	77,444	7,934,138
Tribune Media Co., Class A(a)	5,868	239,766
Twenty-First Century Fox, Inc., Class A†(b)	370,000	9,760,600
Viacom, Inc., Class B†(a)(b)	137,337	3,823,462
Walt Disney Co. (The)†(a)(b)	61,748	6,086,500

		57,868,693

Pharmaceuticals, Biotechnology & Life Sciences — 11.1%
AbbVie, Inc.†(b)	44,638	3,966,533
Acorda Therapeutics, Inc.(a)*	20,965	495,822
Agilent Technologies, Inc.†(a)	12,282	788,504
Akorn, Inc.(a)*	11,647	386,564
Alexion Pharmaceuticals, Inc.*	2,914	408,805
AMAG Pharmaceuticals, Inc.†(a)*	122,184	2,254,295
Amgen, Inc.†(b)	42,584	7,939,787
Biogen, Inc.†(a)*	12,330	3,860,770
Bio-Techne Corp.(a)	2,746	331,964
Bioverativ, Inc.†(a)(b)*	60,060	3,427,624
Bluebird Bio, Inc.(a)*	14,082	1,934,163

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Bristol-Myers Squibb Co.†(b)	15,502	$988,097
Catalent, Inc.(a)*	19,983	797,721
Celgene Corp.†(b)*	32,038	4,671,781
Charles River Laboratories International, Inc.†(a)*	8,606	929,620
Eagle Pharmaceuticals, Inc.†(a)*	39,778	2,372,360
Emergent BioSolutions, Inc.†(a)*	37,850	1,531,032
Endo International PLC (Ireland)†(a)(b)*	222,201	1,903,152
Exact Sciences Corp.(a)*	69,945	3,295,808
Exelixis, Inc.†(a)(b)*	192,358	4,660,834
Gilead Sciences, Inc.†(a)	110,231	8,930,916
ImmunoGen, Inc.(a)*	22,448	171,727
Immunomedics, Inc.(a)*	67,310	940,994
Incyte Corp.†*	26,113	3,048,432
Innoviva, Inc.(a)*	118,672	1,675,649
Ionis Pharmaceuticals, Inc.†(a)*	65,496	3,320,647
Jazz Pharmaceuticals PLC (Ireland)†*	5,822	851,468
Johnson & Johnson†(a)	12,397	1,611,734
Kite Pharma, Inc.*	11,247	2,022,323
Ligand Pharmaceuticals, Inc.†(a)*	11,423	1,555,241
Merck & Co., Inc.†	24,999	1,600,686
MiMedx Group, Inc.(a)*	265,057	3,148,877
Myriad Genetics, Inc.†(a)*	48,418	1,751,763
PerkinElmer, Inc.†	23,242	1,603,001
Perrigo Co. PLC (Ireland)(a)(b)	23,157	1,960,240
Phibro Animal Health Corp., Class A(a)	12,612	467,275
Prestige Brands Holdings, Inc.(a)*	15,767	789,769
Progenics Pharmaceuticals, Inc.(a)*	20,224	148,849
Regeneron Pharmaceuticals, Inc.†(a)(b)*	6,903	3,086,469
Repligen Corp.(a)*	15,264	584,916
Supernus Pharmaceuticals, Inc.(a)*	25,066	1,002,640
United Therapeutics Corp.†(a)*	23,295	2,729,941
Valeant Pharmaceuticals International, Inc. (Canada)*	28,511	408,563
Vanda Pharmaceuticals, Inc.*	19,078	341,496
Vertex Pharmaceuticals, Inc.†*	23,299	3,542,380
Waters Corp.†(a)(b)*	15,758	2,828,876
Xencor, Inc.†*	26,486	607,059

		97,677,167

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 9.6%
Aaron’s, Inc.†	21,626	$943,542
Advance Auto Parts, Inc.†(a)	37,255	3,695,696
Asbury Automotive Group, Inc.†*	11,854	724,279
AutoNation, Inc.(a)*	18,725	888,688
AutoZone, Inc.†(a)*	7,738	4,604,961
Bed Bath & Beyond, Inc.(a)	110,226	2,587,004
Best Buy Co., Inc.†(a)	59,933	3,413,784
Buckle, Inc. (The)(a)	12,026	202,638
CarMax, Inc.†(a)*	36,938	2,800,270
Chico’s FAS, Inc.(a)(b)	127,119	1,137,715
Dollar General Corp.†(a)	30,050	2,435,552
Dollar Tree, Inc.†*	21,808	1,893,371
Foot Locker, Inc.(a)(b)	30,199	1,063,609
Gap, Inc. (The)(a)	81,535	2,407,729
Genuine Parts Co.(a)	24,195	2,314,252
Home Depot, Inc. (The)†(b)	40,494	6,623,199
JC Penney Co., Inc.(a)*	334,750	1,275,398
L Brands, Inc.†(a)	52,325	2,177,243
LKQ Corp.†*	77,938	2,804,989
Lowe’s Cos., Inc.†(b)	143,262	11,452,364
Macy’s, Inc.†(a)	13,589	296,512
Nutrisystem, Inc.(a)	51,187	2,861,353
Office Depot, Inc.†	33,001	149,825
O’Reilly Automotive, Inc.†(a)*	17,162	3,696,180
PetMed Express, Inc.(a)	38,632	1,280,651
Priceline Group, Inc. (The)†(a)(b)*	1,480	2,709,614
RH(a)*	7,250	509,820
Ross Stores, Inc.†(a)(b)	68,847	4,445,451
Sally Beauty Holdings, Inc.(a)*	1,001	19,600
Signet Jewelers Ltd. (Bermuda)(a)	44,782	2,980,242
Tailored Brands, Inc.(a)	49,886	720,354
Target Corp.†(a)(b)	74,898	4,419,731
Tiffany & Co.†(a)	1,368	125,555
TJX Cos., Inc. (The)†(a)	60,925	4,492,000
Tractor Supply Co.(a)	5,045	319,298
Urban Outfitters, Inc.(b)*	13,152	314,333

		84,786,802

Semiconductors & Semiconductor Equipment — 8.6%
Advanced Energy Industries, Inc.†*	17,458	1,409,908
Analog Devices, Inc.(a)(b)	17,091	1,472,731
Applied Materials, Inc.†(b)	202,916	10,569,894
Axcelis Technologies, Inc.*	31,109	850,831
Cabot Microelectronics Corp.(a)	1,941	155,144

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Diodes, Inc.(a)*	9,309	$278,618
Intel Corp.†(a)	171,771	6,541,040
KLA-Tencor Corp.†	59,382	6,294,492
Lam Research Corp.†(b)	39,866	7,376,805
Marvell Technology Group Ltd. (Bermuda)(b)	43,705	782,320
Maxim Integrated Products, Inc.†(a)	38,911	1,856,444
Microchip Technology, Inc.(a)	26,564	2,384,916
Micron Technology, Inc.*	287,569	11,310,089
MKS Instruments, Inc.†	13,306	1,256,752
ON Semiconductor Corp.†(a)(b)*	250,799	4,632,258
QUALCOMM, Inc.†(b)	117,437	6,087,934
Rudolph Technologies, Inc.†*	10,444	274,677
Skyworks Solutions, Inc.†(a)	37,754	3,847,133
Teradyne, Inc.†(a)	29,161	1,087,414
Texas Instruments, Inc.†(b)	38,964	3,492,733
Xcerra Corp.(a)*	36,751	361,997
Xilinx, Inc.†(a)(b)	47,984	3,398,707

		75,722,837

Software & Services — 13.6%
Accenture PLC, Class A (Ireland)†	19,569	2,643,185
ACI Worldwide, Inc.(a)*	11,448	260,785
Adobe Systems, Inc.†(a)(b)*	15,736	2,347,496
Alphabet, Inc., Class A†(b)*	6,027	5,868,610
Amdocs, Ltd. (Guernsey)	6,007	386,370
ANSYS, Inc.†(a)*	24,110	2,959,020
Appfolio, Inc., Class A(a)*	3,748	179,717
Aspen Technology, Inc.†*	28,043	1,761,381
Automatic Data Processing, Inc.(a)(b)	26,304	2,875,553
AVG Technologies NV (Netherlands)*	4,473	110,707
Blucora, Inc.†(a)*	78,184	1,978,055
Broadridge Financial Solutions, Inc.†(a)	19,582	1,582,617
CA, Inc.†(a)	113,818	3,799,245
CACI International, Inc., Class A(b)*	11,661	1,624,960
Cadence Design Systems, Inc.(a)*	7,820	308,655
Cars.com, Inc.†(a)*	78,009	2,075,819
CDK Global, Inc.†(a)(b)	42,524	2,682,839
CGI Group, Inc., Class A (Canada)*	2,302	119,405
Citrix Systems, Inc.†*	39,178	3,009,654
Convergys Corp.(a)	19,151	495,819
CoStar Group, Inc.(a)*	1,205	323,241
CSRA, Inc.†	51,658	1,667,004
eBay, Inc.†*	57,407	2,207,873

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Electronic Arts, Inc.†(a)*	73,781	$8,710,585
Facebook, Inc., Class A†(b)*	21,451	3,665,332
Fair Isaac Corp.(a)	6,115	859,158
Fidelity National Information Services, Inc.†	4,564	426,232
Fiserv, Inc.(a)*	7,424	957,399
Guidewire Software, Inc.(a)*	4,146	322,808
IAC/InterActiveCorp.†*	10,616	1,248,229
International Business Machines Corp.†	45,090	6,541,657
Intuit, Inc.†	58,410	8,302,397
j2 Global, Inc.(a)(b)	41,503	3,066,242
Jack Henry & Associates, Inc.(a)	5,402	555,272
LogMeIn, Inc.†	3	330
Manhattan Associates, Inc.†(a)*	40,643	1,689,530
Mastercard, Inc., Class A(b)	2,314	326,737
MAXIMUS, Inc.(a)	9,815	633,068
Microsoft Corp.(b)	45,124	3,361,287
MicroStrategy, Inc., Class A†(a)*	8,523	1,088,472
NIC, Inc.†(a)	85,767	1,470,904
Nuance Communications, Inc.(a)(b)*	53,683	843,897
Open Text Corp. (Canada)(a)	5,317	171,686
Oracle Corp.†	157,489	7,614,593
Paychex, Inc.†(a)	64,309	3,855,968
Pegasystems, Inc.(a)	8,893	512,681
Progress Software Corp.(a)(b)	41,661	1,590,200
Qualys, Inc.(a)*	1,855	96,089
Red Hat, Inc.*	7,155	793,203
Science Applications International Corp.†	3,809	254,632
SS&C Technologies Holdings, Inc.†(a)(b)	41,938	1,683,811
Stamps.com, Inc.†*	2,967	601,263
Synopsys, Inc.†*	41,655	3,354,477
Total System Services, Inc.(a)(b)	25,730	1,685,315
Trade Desk, Inc. (The), Class A(a)(b)*	48,737	2,997,813
Travelport Worldwide Ltd. (Bermuda)(a)(b)	46,648	732,374
VASCO Data Security International, Inc.(a)*	14,649	176,520
VeriSign, Inc.(a)*	20,863	2,219,615
Visa, Inc., Class A(a)(b)	16,084	1,692,680
VMware, Inc., Class A(a)*	13,925	1,520,471
Web.com Group, Inc.†(a)(b)*	48,334	1,208,350

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)(a)	85,465	$1,640,928

		119,740,215

Technology Hardware & Equipment — 9.2%
Anixter International, Inc.†(a)*	9,630	818,550
Apple, Inc.†(a)	35,821	5,520,732
Avnet, Inc.†	47,953	1,884,553
AVX Corp.†	41,496	756,472
Benchmark Electronics, Inc.†*	45,362	1,549,112
Celestica, Inc. (Canada)*	122	1,510
Cisco Systems, Inc.†	225,170	7,572,467
Coherent, Inc.(b)*	918	215,886
Dolby Laboratories, Inc., Class A(a)	11,397	655,555
EchoStar Corp., Class A(a)(b)*	20,621	1,180,140
ePlus, Inc.(a)*	2,357	217,905
Extreme Networks, Inc.†(a)*	65,015	773,028
F5 Networks, Inc.†(a)(b)*	27,027	3,258,375
FLIR Systems, Inc.†	25,282	983,723
Harris Corp.†(a)	46,917	6,178,031
Hewlett Packard Enterprise Co.†(a)	360,638	5,304,985
HP, Inc.†(a)(b)	360,534	7,196,259
InterDigital, Inc.†	8,207	605,266
Itron, Inc.(a)*	6,536	506,213
Jabil, Inc.(a)	25,108	716,833
Juniper Networks, Inc.†(a)(b)	222,004	6,178,371
Motorola Solutions, Inc.†	16,668	1,414,613
NetApp, Inc.†(b)	79,142	3,463,254
OSI Systems, Inc.(a)*	9,176	838,411
Plantronics, Inc.†	12,987	574,285
Rogers Corp.(a)*	4,040	538,451
Seagate Technology PLC (Ireland)(a)	91,272	3,027,492
TE Connectivity Ltd. (Switzerland)†	35,100	2,915,406
Trimble, Inc.(a)*	9,719	381,471
VeriFone Systems, Inc.(a)*	24,312	493,047
Viavi Solutions, Inc.(a)*	61,989	586,416
Vishay Intertechnology, Inc.(a)	124,255	2,335,994
Western Digital Corp.†(a)	87,452	7,555,853
Xerox Corp.†(a)	66,301	2,207,160
Zebra Technologies Corp., Class A†(a)(b)*	30,140	3,272,601

		81,678,420

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.2%
AT&T, Inc.†	114,667	$4,491,506
CenturyLink, Inc.(a)	170,008	3,213,151
Frontier Communications Corp.(a)	169,369	1,996,861
Intelsat SA (Luxembourg)*	2,462	11,571
Level 3 Communications, Inc.†(a)*	67,942	3,620,629
Rogers Communications, Inc., Class B (Canada)†	17,998	927,617
United States Cellular Corp.(a)*	2,915	103,191
Verizon Communications, Inc.†	106,600	5,275,634

		19,640,160

Transportation — 6.7%
Alaska Air Group, Inc.†(a)(b)	53,790	4,102,563
Canadian National Railway Co. (Canada)(b)	40,990	3,396,021
Canadian Pacific Railway Ltd. (Canada)(a)	2,852	479,222
CSX Corp.(b)	56,757	3,079,635
Delta Air Lines, Inc.†(a)	214,612	10,348,591
Expeditors International of Washington, Inc.†(a)	38,254	2,289,884
FedEx Corp.†	22,382	5,048,932
Forward Air Corp.(a)	7,322	419,038
Hawaiian Holdings, Inc.(a)(b)*	52,861	1,984,931
Heartland Express, Inc.(a)	7,286	182,733
JB Hunt Transport Services, Inc.(a)(b)	25,752	2,860,532
Kirby Corp.(a)*	22,847	1,506,760
Norfolk Southern Corp.†(b)	28,323	3,745,434
Southwest Airlines Co.†	126,314	7,071,058
Union Pacific Corp.†	36,772	4,264,449
United Continental Holdings, Inc.†*	234	14,246
United Parcel Service, Inc., Class B†(a)(b)	28,165	3,382,335

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.(a)	30,482	$1,114,117
XPO Logistics, Inc.†*	61,334	4,157,219

		59,447,700

TOTAL COMMON STOCKS (Cost $966,768,675)		1,062,499,925

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027(a)	$785	809

TOTAL CORPORATE BONDS AND NOTES (Cost $785)		809

TOTAL LONG POSITIONS - 120.2%		1,062,500,734

(Cost $966,769,460)

	Number of Shares
SHORT POSITIONS — (60.1)%
COMMON STOCKS — (60.1)%
Automobiles & Components — (1.1)%
American Axle & Manufacturing Holdings, Inc.*	(152,511)	(2,681,143)
Cooper Tire & Rubber Co.	(69,152)	(2,586,285)
Ford Motor Co.	(33,058)	(395,704)
Gentherm, Inc.*	(12,771)	(474,443)
LCI Industries	(14,516)	(1,681,679)
Magna International, Inc. (Canada)	(5,897)	(314,782)
Modine Manufacturing Co.*	(27,637)	(532,012)
Tesla, Inc.*	(2,780)	(948,258)

		(9,614,306)

Capital Goods — (5.7)%
AAR Corp.	(19,407)	(733,197)
Actuant Corp., Class A	(39,543)	(1,012,301)
Advanced Drainage Systems, Inc.	(22,900)	(463,725)
Aegion Corp.*	(4,845)	(112,792)
Aerovironment, Inc.*	(11,961)	(647,329)
Altra Industrial Motion Corp.	(11,108)	(534,295)
American Railcar Industries, Inc.	(11,985)	(462,621)
Apogee Enterprises, Inc.	(5,305)	(256,019)
Astec Industries, Inc.	(16,153)	(904,730)
Astronics Corp.*	(6,601)	(196,380)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Axon Enterprise, Inc.*	(152,981)	$(3,468,079)
Beacon Roofing Supply, Inc.*	(41,059)	(2,104,274)
Carlisle Cos., Inc.	(3,222)	(323,134)
CIRCOR International, Inc.	(6,706)	(365,008)
Columbus McKinnon Corp.	(6,203)	(234,908)
Cubic Corp.	(17,186)	(876,486)
Douglas Dynamics, Inc.	(7,361)	(290,023)
Encore Wire Corp.	(8,019)	(359,051)
ESCO Technologies, Inc.	(3,154)	(189,082)
Esterline Technologies Corp.*	(2,204)	(198,691)
Federal Signal Corp.	(8,924)	(189,903)
Franklin Electric Co., Inc.	(13,655)	(612,427)
General Cable Corp.	(25,324)	(477,357)
Granite Construction, Inc.	(18,524)	(1,073,466)
Herc Holdings, Inc.*	(3,489)	(171,415)
Hexcel Corp.	(21,652)	(1,243,258)
Insteel Industries, Inc.	(5,418)	(141,464)
John Bean Technologies Corp.	(19,870)	(2,008,857)
Johnson Controls International PLC (Ireland)	(36,043)	(1,452,172)
Kaman Corp.	(5,556)	(309,914)
KBR, Inc.	(29,807)	(532,949)
Kratos Defense & Security Solutions, Inc.*	(201,791)	(2,639,426)
Lydall, Inc.*	(6,949)	(398,178)
Manitowoc Co., Inc. (The)*	(219,232)	(1,973,088)
Masonite International Corp. (Canada)*	(11,022)	(762,722)
MasTec, Inc.*	(4,241)	(196,782)
Mercury Systems, Inc.*	(5,694)	(295,405)
Middleby Corp. (The)*	(23,695)	(3,036,988)
MRC Global, Inc.*	(92,507)	(1,617,947)
NN, Inc.	(3,947)	(114,463)
NOW, Inc.*	(227,903)	(3,147,340)
Orbital ATK, Inc.	(17,299)	(2,303,535)
Park-Ohio Holdings Corp.	(11)	(502)
Ply Gem Holdings, Inc.*	(4,940)	(84,227)
Proto Labs, Inc.*	(2,951)	(236,965)
Quanex Building Products Corp.	(5,334)	(122,415)
Raven Industries, Inc.	(7,195)	(233,118)
REV Group, Inc.	(26,774)	(770,020)
Simpson Manufacturing Co., Inc.	(28,297)	(1,387,685)
SiteOne Landscape Supply, Inc.*	(10,632)	(617,719)
Standex International Corp.	(4,186)	(444,553)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Sunrun, Inc.*	(316,682)	$(1,757,585)
Teledyne Technologies, Inc.*	(10,340)	(1,645,921)
Tennant Co.	(4,832)	(319,878)
Thermon Group Holdings, Inc.*	(5,227)	(94,034)
Timken Co. (The)	(4,377)	(212,503)
Titan International, Inc.	(23,014)	(233,592)
Universal Forest Products, Inc.	(12,134)	(1,191,073)
Wabtec Corp.	(8,915)	(675,311)
Watsco, Inc.	(957)	(154,144)
Wesco Aircraft Holdings, Inc.*	(102,251)	(961,159)
Xylem, Inc.	(11,031)	(690,872)

		(50,264,457)

Commercial & Professional Services — (2.0)%
ABM Industries, Inc.	(14,435)	(602,084)
ACCO Brands Corp.*	(35,170)	(418,523)
Advanced Disposal Services, Inc.*	(57,904)	(1,458,602)
Advisory Board Co. (The)*	(23,476)	(1,258,900)
Clean Harbors, Inc.*	(9,500)	(538,650)
Covanta Holding Corp.	(269,051)	(3,995,407)
Exponent, Inc.	(1,792)	(132,429)
FTI Consulting, Inc.*	(45,415)	(1,611,324)
Healthcare Services Group, Inc.	(26,062)	(1,406,566)
HNI Corp.	(30,568)	(1,267,655)
Huron Consulting Group, Inc.*	(9,123)	(312,919)
ICF International, Inc.*	(2,990)	(161,310)
InnerWorkings, Inc.*	(7,781)	(87,536)
Knoll, Inc.	(25,314)	(506,280)
Matthews International Corp., Class A	(4,442)	(276,514)
Multi-Color Corp.	(10,192)	(835,234)
Navigant Consulting, Inc.*	(7,195)	(121,739)
Ritchie Bros Auctioneers, Inc. (Canada)	(11,914)	(376,721)
RR Donnelley & Sons Co.	(37,067)	(381,790)
Steelcase, Inc., Class A	(29,578)	(455,501)
US Ecology, Inc.	(276)	(14,849)
WageWorks, Inc.*	(22,501)	(1,365,811)

		(17,586,344)

Consumer Durables & Apparel — (1.6)%
Acushnet Holdings Corp	(22,314)	(396,297)
American Outdoor Brands Corp.*	(82,413)	(1,256,798)
Callaway Golf Co.	(46,382)	(669,292)
Canada Goose Holdings, Inc. (Canada)*	(53,146)	(1,092,150)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Deckers Outdoor Corp.*	(23,663)	$(1,618,786)
G-III Apparel Group Ltd.*	(36,432)	(1,057,257)
Hanesbrands, Inc.	(42,233)	(1,040,621)
Mattel, Inc.	(179,561)	(2,779,604)
Mohawk Industries, Inc.*	(10,738)	(2,657,762)
Movado Group, Inc.	(2,048)	(57,344)
Polaris Industries, Inc.	(1,437)	(150,353)
Skechers U.S.A., Inc., Class A*	(29,185)	(732,252)
Under Armour, Inc., Class C*	(44,469)	(667,924)

		(14,176,440)

Consumer Services — (3.8)%
Belmond Ltd., Class A (Bermuda)*	(26,091)	(356,142)
Bright Horizons Family Solutions, Inc.*	(11,020)	(950,034)
Carnival Corp. (Panama)	(4,808)	(310,453)
Carrols Restaurant Group, Inc.*	(29,301)	(319,381)
Chegg, Inc.*	(158,872)	(2,357,661)
Fiesta Restaurant Group, Inc.*	(29,406)	(558,714)
Houghton Mifflin Harcourt Co.*	(163,878)	(1,974,730)
Hyatt Hotels Corp., Class A*	(5,130)	(316,983)
International Game Technology PLC (United Kingdom)	(65,042)	(1,596,781)
Laureate Education, Inc., Class A*	(22,446)	(326,589)
Marcus Corp. (The)	(280)	(7,756)
Monarch Casino & Resort, Inc.*	(554)	(21,900)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(85,814)	(4,638,247)
Papa John’s International, Inc.	(18,895)	(1,380,658)
Planet Fitness, Inc., Class A	(11,787)	(318,013)
Red Robin Gourmet Burgers, Inc.*	(12,435)	(833,145)
Red Rock Resorts, Inc., Class A	(49,606)	(1,148,875)
Restaurant Brands International, Inc. (Canada)	(5,273)	(336,839)
SeaWorld Entertainment, Inc.	(380,016)	(4,936,408)
Shake Shack, Inc., Class A*	(167,407)	(5,562,935)
Texas Roadhouse, Inc.	(20,601)	(1,012,333)
Wendy’s Co. (The)	(188,854)	(2,932,903)
Wingstop, Inc.	(49,984)	(1,661,968)

		(33,859,448)

Energy — (2.7)%
Andeavor	(47,096)	(4,857,952)
Cenovus Energy, Inc. (Canada)	(229,652)	(2,301,113)
Cheniere Energy, Inc.*	(11,901)	(536,021)
DHT Holdings, Inc. (Marshall Islands)	(22,647)	(90,135)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Frank’s International NV (Netherlands)	(64,153)	$(495,261)
Green Plains, Inc.	(132,021)	(2,660,223)
Helix Energy Solutions Group, Inc.*	(297,928)	(2,201,688)
Helmerich & Payne, Inc.	(17,130)	(892,644)
Mammoth Energy Services, Inc.*	(605)	(10,200)
Patterson-UTI Energy, Inc.	(246,030)	(5,151,868)
ProPetro Holding Corp.*	(62,310)	(894,148)
SEACOR Holdings, Inc.*	(4,952)	(228,337)
SemGroup Corp., Class A	(45,407)	(1,305,451)
Targa Resources Corp	(22,698)	(1,073,615)
Unit Corp.*	(28,695)	(590,543)
US Silica Holdings, Inc.	(6,597)	(204,969)
Williams Cos., Inc. (The)	(11,924)	(357,839)

		(23,852,007)

Food & Staples Retailing — (0.6)%
Casey’s General Stores, Inc.	(6,638)	(726,529)
Performance Food Group Co.*	(23,775)	(671,644)
PriceSmart, Inc.	(16,826)	(1,501,720)
Rite Aid Corp.*	(804,435)	(1,576,693)
Smart & Final Stores, Inc.*	(70,407)	(552,695)
SpartanNash Co.	(4,714)	(124,308)
Weis Markets, Inc.	(6,320)	(274,920)

		(5,428,509)

Food, Beverage & Tobacco — (3.1)%
B&G Foods, Inc.	(63,173)	(2,012,060)
Blue Buffalo Pet Products, Inc.*	(145,395)	(4,121,948)
Bunge Ltd. (Bermuda)	(39,445)	(2,739,850)
Calavo Growers, Inc.	(18,327)	(1,341,536)
Coca-Cola Bottling Co. Consolidated	(9,284)	(2,003,023)
Cott Corp. (Canada)	(10,575)	(158,731)
Farmer Brothers Co.*	(6,664)	(218,912)
Freshpet, Inc.*	(5,809)	(90,911)
J&J Snack Foods Corp	(7,219)	(947,855)
John B Sanfilippo & Son, Inc.	(11,955)	(804,691)
McCormick & Co., Inc., non-voting shares	(5,455)	(559,901)
MGP Ingredients, Inc.	(21,317)	(1,292,450)
Pilgrim’s Pride Corp.*	(34,659)	(984,662)
Snyder’s-Lance, Inc.	(6,626)	(252,716)
SunOpta, Inc. (Canada)*	(8,629)	(75,072)
Tootsie Roll Industries, Inc.	(4,768)	(181,184)
Tyson Foods, Inc., Class A	(106,130)	(7,476,858)
Universal Corp.	(17,751)	(1,017,132)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Vector Group Ltd.	(39,298)	$(804,438)

		(27,083,930)

Health Care Equipment & Services — (5.5)%
Alere, Inc.*	(60,118)	(3,065,417)
Almost Family, Inc.*	(7,784)	(418,001)
athenahealth, Inc.*	(15,664)	(1,947,975)
AtriCure, Inc.*	(35,876)	(802,546)
BioTelemetry, Inc.*	(21,560)	(711,480)
Castlight Health, Inc., Class B*	(77)	(331)
CryoLife, Inc.*	(3,711)	(84,240)
DaVita, Inc.*	(83,759)	(4,974,447)
DENTSPLY SIRONA, Inc.	(80,929)	(4,840,364)
DexCom, Inc.*	(44,767)	(2,190,226)
Diplomat Pharmacy, Inc.*	(34,182)	(707,909)
Ensign Group, Inc. (The)	(50,417)	(1,138,920)
Evolent Health, Inc., Class A*	(139,411)	(2,481,516)
GenMark Diagnostics, Inc.*	(39,446)	(379,865)
Henry Schein, Inc.*	(11,617)	(952,478)
HMS Holdings Corp.*	(22,067)	(438,251)
ICU Medical, Inc.*	(9,285)	(1,725,617)
Inovalon Holdings, Inc., Class A*	(7,685)	(131,029)
Insulet Corp.*	(32,603)	(1,795,773)
iRhythm Technologies, Inc.*	(16,636)	(863,076)
K2M Group Holdings, Inc.*	(52,588)	(1,115,391)
Natus Medical, Inc.*	(57,209)	(2,145,338)
Nevro Corp.*	(31,028)	(2,819,825)
Novocure Ltd. (Jersey)*	(51,384)	(1,019,972)
NuVasive, Inc.*	(13,717)	(760,745)
NxStage Medical, Inc.*	(69,785)	(1,926,066)
OraSure Technologies, Inc.*	(44,029)	(990,652)
Owens & Minor, Inc.	(70,712)	(2,064,790)
Penumbra, Inc.*	(9,386)	(847,556)
PharMerica Corp.*	(20,022)	(586,645)
Quidel Corp.*	(7,449)	(326,713)
Select Medical Holdings Corp.*	(20,341)	(390,547)
Tactile Systems Technology, Inc.*	(7,340)	(227,173)
Teladoc, Inc.*	(95,616)	(3,169,670)
Varex Imaging Corp.*	(10,968)	(371,157)
Vocera Communications, Inc.*	(7,577)	(237,690)

		(48,649,391)

Household & Personal Products — (1.1)%
Coty, Inc., Class A	(94,640)	(1,564,399)
elf Beauty, Inc.*	(92,483)	(2,085,492)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Revlon, Inc., Class A*	(6,790)	$(166,694)
Spectrum Brands Holdings, Inc.	(42,048)	(4,453,724)
WD-40 Co.	(14,117)	(1,579,692)

		(9,850,001)

Materials — (3.2)%
Agrium, Inc. (Canada)	(43,828)	(4,698,800)
Albemarle Corp.	(1,390)	(189,471)
Avery Dennison Corp.	(4,306)	(423,452)
Axalta Coating Systems Ltd. (Bermuda)*	(5,942)	(171,843)
Balchem Corp.	(12,587)	(1,023,197)
Calgon Carbon Corp.	(51,685)	(1,106,059)
Clearwater Paper Corp.*	(3,086)	(151,986)
Deltic Timber Corp.	(1,193)	(105,497)
DowDuPont, Inc.	(8,554)	(592,193)
Ferro Corp.*	(62,396)	(1,391,431)
GCP Applied Technologies, Inc.*	(50,971)	(1,564,810)
Graphic Packaging Holding Co.	(49,909)	(696,231)
HB Fuller Co.	(27,245)	(1,581,845)
Innospec, Inc.	(18,048)	(1,112,659)
International Flavors & Fragrances, Inc	(2,758)	(394,146)
International Paper Co.	(10,057)	(571,439)
KapStone Paper and Packaging Corp.	(19,685)	(423,031)
Kraton Corp.*	(36,349)	(1,469,954)
Monsanto Co	(6,242)	(747,916)
Owens-Illinois, Inc.*	(120,947)	(3,043,027)
PH Glatfelter Co.	(22,479)	(437,217)
Sherwin-Williams Co. (The)	(6,729)	(2,409,251)
Silgan Holdings, Inc.	(41,099)	(1,209,544)
Sonoco Products Co.	(48,848)	(2,464,382)
Tredegar Corp.	(1,134)	(20,412)

		(27,999,793)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(226,480)	(3,329,256)
Cable One, Inc.	(3,874)	(2,797,493)
Clear Channel Outdoor Holdings, Inc., Class A	(10,077)	(46,858)
EW Scripps Co. (The), Class A*	(30,989)	(592,200)
Gray Television, Inc.*	(54,203)	(850,987)
John Wiley & Sons, Inc., Class A	(26,815)	(1,434,602)
Live Nation Entertainment, Inc.*	(11,171)	(486,497)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Madison Square Garden Co. (The), Class A*	(12,408)	$(2,656,553)
New Media Investment Group, Inc.	(19,967)	(295,312)
Nexstar Media Group, Inc., Class A	(13,780)	(858,494)
Regal Entertainment Group, Class A	(174,886)	(2,798,176)
Scholastic Corp.	(1,332)	(49,550)
Shaw Communications, Inc., Class B (Canada)	(15,739)	(362,154)
Time, Inc.	(45,062)	(608,337)
World Wrestling Entertainment, Inc., Class A	(23,601)	(555,804)

		(17,722,273)

Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Accelerate Diagnostics, Inc.*	(74,551)	(1,673,670)
Achaogen, Inc.*	(40,655)	(648,447)
Achillion Pharmaceuticals, Inc.*	(31,110)	(139,684)
Aclaris Therapeutics, Inc.*	(38,093)	(983,180)
Aduro Biotech, Inc.*	(5,919)	(63,037)
Aerie Pharmaceuticals, Inc.*	(7,316)	(355,558)
Akcea Therapeutics, Inc.*	(3,965)	(109,712)
Alder Biopharmaceuticals, Inc.*	(36,135)	(442,654)
Amphastar Pharmaceuticals, Inc.*	(6,626)	(118,407)
ANI Pharmaceuticals, Inc.*	(9,006)	(472,725)
Bio-Rad Laboratories, Inc., Class A*	(10,942)	(2,431,531)
Bruker Corp.	(68,144)	(2,027,284)
Cambrex Corp.*	(2,005)	(110,275)
Coherus Biosciences, Inc.*	(61,615)	(822,560)
Cytokinetics, Inc.*	(15,510)	(224,895)
CytomX Therapeutics, Inc.*	(8,022)	(145,760)
Dermira, Inc.*	(77,863)	(2,102,301)
Editas Medicine, Inc.*	(50,009)	(1,200,716)
Epizyme, Inc.*	(6,352)	(121,006)
Five Prime Therapeutics, Inc.*	(27,555)	(1,127,275)
Flexion Therapeutics, Inc.*	(23,778)	(574,952)
Heron Therapeutics, Inc.*	(113,463)	(1,832,428)
Illumina, Inc.*	(19,036)	(3,791,971)
Insmed, Inc.*	(30,597)	(954,932)
Intra-Cellular Therapies, Inc.*	(3,165)	(49,944)
La Jolla Pharmaceutical Co.*	(45,223)	(1,572,856)
Lexicon Pharmaceuticals, Inc.*	(9,474)	(116,435)
Luminex Corp.	(15,404)	(313,163)
MacroGenics, Inc.*	(9,705)	(179,348)
Medicines Co. (The)*	(52,441)	(1,942,415)
Momenta Pharmaceuticals, Inc.*	(22,544)	(417,064)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Natera, Inc.*	(628)	$(8,095)
Nektar Therapeutics*	(188,491)	(4,523,784)
NeoGenomics, Inc.*	(83,073)	(924,602)
Pacific Biosciences of California, Inc.*	(22,659)	(118,960)
Pacira Pharmaceuticals, Inc.*	(16,966)	(637,073)
Paratek Pharmaceuticals, Inc.*	(21,064)	(528,706)
QIAGEN NV (Netherlands)	(35,950)	(1,132,425)
Radius Health, Inc.*	(41,659)	(1,605,954)
Reata Pharmaceuticals, Inc., Class A*	(1,663)	(51,719)
Revance Therapeutics, Inc.*	(23,639)	(651,254)
Seres Therapeutics, Inc.*	(114)	(1,829)
Synergy Pharmaceuticals, Inc.*	(394,688)	(1,144,595)
TG Therapeutics, Inc.*	(13,857)	(164,205)
TherapeuticsMD, Inc.*	(94,704)	(500,984)
Theravance Biopharma, Inc. (Cayman Islands)*	(45,064)	(1,542,991)
Ultragenyx Pharmaceutical, Inc.*	(15,451)	(822,920)
VWR Corp.*	(22,609)	(748,584)
WaVe Life Sciences Ltd. (Singapore)*	(95)	(2,066)

		(42,176,931)

Retailing — (4.6)%
Abercrombie & Fitch Co., Class A	(146,721)	(2,118,651)
American Eagle Outfitters, Inc.	(278,492)	(3,982,436)
At Home Group, Inc.*	(20,135)	(459,883)
Barnes & Noble, Inc.	(7,320)	(55,632)
Burlington Stores, Inc.*	(10,656)	(1,017,222)
Caleres, Inc.	(18,622)	(568,343)
Camping World Holdings, Inc., Class A	(25,806)	(1,051,336)
Children’s Place, Inc. (The)	(19,810)	(2,340,552)
Core-Mark Holding Co., Inc.	(11,549)	(371,185)
DSW, Inc., Class A	(28,396)	(609,946)
Duluth Holdings, Inc., Class B*	(5,888)	(119,468)
Express, Inc.*	(33,852)	(228,840)
Five Below, Inc.*	(65,394)	(3,588,823)
Floor & Decor Holdings, Inc., Class A*	(49,351)	(1,921,234)
GameStop Corp., Class A	(101,915)	(2,105,564)
Group 1 Automotive, Inc.	(17,611)	(1,276,093)
Guess?, Inc.	(286,550)	(4,879,946)
Lithia Motors, Inc., Class A	(19,937)	(2,398,620)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Lumber Liquidators Holdings, Inc.*	(20,606)	$(803,222)
Murphy USA, Inc.*	(28,287)	(1,951,803)
Netflix, Inc.*	(494)	(89,587)
Ollie’s Bargain Outlet Holdings, Inc.*	(76,844)	(3,565,562)
Pool Corp.	(7,116)	(769,738)
Select Comfort Corp.*	(10,691)	(331,956)
Shutterfly, Inc.*	(20,205)	(979,538)
Sonic Automotive, Inc., Class A	(29,404)	(599,842)
Tile Shop Holdings, Inc.	(19,337)	(245,580)
Wayfair, Inc., Class A*	(5,166)	(348,188)
Williams-Sonoma, Inc.	(36,064)	(1,798,151)

		(40,576,941)

Semiconductors & Semiconductor Equipment — (2.1)%
Advanced Micro Devices, Inc.*	(193,247)	(2,463,899)
Cavium, Inc.*	(28,966)	(1,910,018)
Cohu, Inc.	(2,785)	(66,394)
Cree, Inc.*	(13,226)	(372,841)
Cypress Semiconductor Corp.	(41,850)	(628,587)
FormFactor, Inc.*	(28,925)	(487,386)
Inphi Corp.*	(116,349)	(4,617,892)
Integrated Device Technology, Inc.*	(96,104)	(2,554,444)
Lattice Semiconductor Corp.*	(141,643)	(737,960)
MaxLinear, Inc.*	(41,685)	(990,019)
Nanometrics, Inc.*	(8,347)	(240,394)
PDF Solutions, Inc.*	(6,762)	(104,743)
Photronics, Inc.*	(1,846)	(16,337)
Power Integrations, Inc.	(23,557)	(1,724,372)
Veeco Instruments, Inc.*	(47,915)	(1,025,381)
Xperi Corp.	(28,977)	(733,118)

		(18,673,785)

Software & Services — (8.3)%
8x8, Inc.*	(51,312)	(692,712)
Acxiom Corp.*	(27,933)	(688,269)
Alliance Data Systems Corp.	(22,898)	(5,073,052)
Autodesk, Inc.*	(10,863)	(1,219,480)
Black Knight Financial Services, Inc., Class A*	(49,952)	(2,150,434)
Blackhawk Network Holdings, Inc.*	(69,002)	(3,022,288)
Booz Allen Hamilton Holding Corp.	(19,925)	(744,996)
Box, Inc., Class A*	(9,621)	(185,878)
BroadSoft, Inc.*	(35,242)	(1,772,673)
Callidus Software, Inc.*	(60,293)	(1,486,223)
Carbonite, Inc.*	(29,921)	(658,262)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cardtronics PLC, Class A (United Kingdom)*	(97,981)	$(2,254,543)
Conduent, Inc.*	(21,946)	(343,894)
Cornerstone OnDemand, Inc.*	(24,578)	(998,113)
Coupa Software, Inc.*	(9,749)	(303,681)
DST Systems, Inc.	(22,180)	(1,217,238)
DXC Technology Co.	(34,252)	(2,941,562)
Ellie Mae, Inc.*	(23,986)	(1,969,970)
Etsy, Inc.*	(18,744)	(316,399)
Euronet Worldwide, Inc.*	(7,152)	(677,938)
Everbridge, Inc.*	(5,480)	(144,782)
FireEye, Inc.*	(178,201)	(2,988,431)
Gartner, Inc.*	(11,733)	(1,459,703)
Gigamon, Inc.*	(76,239)	(3,213,474)
Globant SA (Luxembourg)*	(16,431)	(658,390)
Gogo, Inc.*	(187,238)	(2,211,281)
GTT Communications, Inc.*	(14,886)	(471,142)
Hortonworks, Inc.*	(84,866)	(1,438,479)
HubSpot, Inc.*	(11,552)	(970,946)
Imperva, Inc.*	(19,798)	(859,233)
Instructure, Inc.*	(28,649)	(949,714)
MuleSoft, Inc., Class A*	(16,303)	(328,342)
Pandora Media, Inc.*	(496,344)	(3,821,849)
PROS Holdings, Inc.*	(45,123)	(1,088,818)
Rapid7, Inc.*	(22,806)	(401,386)
SecureWorks Corp., Class A*	(15,456)	(190,882)
Silver Spring Networks, Inc.*	(8,095)	(130,896)
Splunk, Inc.*	(46,407)	(3,082,817)
Sykes Enterprises, Inc.*	(9,864)	(287,634)
Teradata Corp.*	(115,747)	(3,911,091)
TiVo Corp.	(17,006)	(337,569)
Twilio, Inc., Class A*	(13,213)	(394,408)
Twitter, Inc.*	(12,748)	(215,059)
Ultimate Software Group, Inc. (The)*	(8,935)	(1,694,076)
Vantiv, Inc., Class A*	(24,118)	(1,699,595)
Verint Systems, Inc.*	(9,077)	(379,872)
Virtusa Corp.*	(50,549)	(1,909,741)
Workday, Inc., Class A*	(14,427)	(1,520,462)
Workiva, Inc.*	(14,604)	(304,493)
Zendesk, Inc.*	(139,572)	(4,062,941)
Zynga, Inc., Class A*	(839,118)	(3,171,866)

		(73,016,977)

Technology Hardware & Equipment — (4.1)%
3D Systems Corp.*	(92,242)	(1,235,120)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Belden, Inc.	(18,015)	$(1,450,748)
BlackBerry Ltd. (Canada)*	(1,742)	(19,476)
Corning, Inc.	(25,290)	(756,677)
CTS Corp.	(16)	(386)
Diebold Nixdorf, Inc.	(53,363)	(1,219,345)
FARO Technologies, Inc.*	(1,143)	(43,720)
Finisar Corp.*	(124,946)	(2,770,053)
Fitbit, Inc., Class A*	(449,596)	(3,129,188)
II-VI, Inc.*	(68,603)	(2,823,014)
Infinera Corp.*	(417,484)	(3,703,083)
Insight Enterprises, Inc.*	(5,103)	(234,330)
Keysight Technologies, Inc.*	(12,286)	(511,835)
Kimball Electronics, Inc.*	(95)	(2,057)
Knowles Corp.*	(19,196)	(293,123)
Lumentum Holdings, Inc.*	(58,457)	(3,177,138)
Methode Electronics, Inc.	(2,757)	(116,759)
NETGEAR, Inc.*	(38,267)	(1,821,509)
NetScout Systems, Inc.*	(10,815)	(349,865)
Palo Alto Networks, Inc.*	(5,695)	(820,650)
PC Connection, Inc.	(111)	(3,129)
Plexus Corp.*	(15,934)	(893,579)
Pure Storage, Inc., Class A*	(156,981)	(2,510,126)
Sierra Wireless, Inc. (Canada)*	(43,314)	(931,251)
Super Micro Computer, Inc.*	(75,740)	(1,673,854)
SYNNEX Corp.	(7,751)	(980,579)
Tech Data Corp.*	(18,028)	(1,601,788)
TTM Technologies, Inc.*	(45,127)	(693,602)
ViaSat, Inc.*	(44,264)	(2,847,060)

		(36,613,044)

Telecommunication Services — (1.0)%
ATN International, Inc.	(10,857)	(572,164)
Boingo Wireless, Inc.*	(13,418)	(286,743)
Cincinnati Bell, Inc.*	(72,352)	(1,436,187)
General Communication, Inc., Class A*	(30,090)	(1,227,371)
Iridium Communications, Inc.*	(123,502)	(1,272,071)
Shenandoah Telecommunications Co.	(34,830)	(1,295,676)
Zayo Group Holdings, Inc.*	(93,742)	(3,226,600)

		(9,316,812)

Transportation — (2.8)%
Air Transport Services Group, Inc.*	(47,690)	(1,160,775)
Allegiant Travel Co.	(1,956)	(257,605)
ArcBest Corp.	(12,998)	(434,783)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Atlas Air Worldwide Holdings, Inc.*	(33,576)	$(2,209,301)
Genesee & Wyoming, Inc., Class A*	(80,923)	(5,989,111)
Golden Ocean Group Ltd. (Bermuda)*	(5,247)	(41,137)
Kansas City Southern	(19,410)	(2,109,479)
Ryder System, Inc.	(60,819)	(5,142,246)
Saia, Inc.*	(2,359)	(147,791)
SkyWest, Inc.	(68,382)	(3,001,970)
Spirit Airlines, Inc.*	(130,717)	(4,367,255)

		(24,861,453)

TOTAL COMMON STOCK (Proceeds $525,905,744)		(531,322,842)

TOTAL SECURITIES SOLD SHORT - (60.1)%		(531,322,842)

(Proceeds $525,905,744)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		353,026,908

NET ASSETS - 100.0%		$884,204,800

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 143.2%
COMMON STOCKS — 143.2%
Automobiles & Components — 3.1%
Delphi Automotive PLC (Jersey)†	964	$94,858
General Motors Co.†	6,021	243,128
Harley-Davidson, Inc.(a)	699	33,699

		371,685

Capital Goods — 12.6%
Allegion PLC (Ireland)(a)	66	5,707
AMETEK, Inc.†	547	36,124
Boeing Co. (The)†	1,697	431,394
Caterpillar, Inc.†	2,404	299,803
Cummins, Inc.(b)	681	114,428
Fastenal Co.(a)	645	29,399
Honeywell International, Inc.†	1,194	169,238
Jacobs Engineering Group, Inc.†	634	36,943
Lockheed Martin Corp.†(b)	755	234,269
Pentair PLC (Ireland)†	742	50,426
Rockwell Automation, Inc.	161	28,692
Rockwell Collins, Inc.†	120	15,685
Snap-on, Inc.†	176	26,226
TransDigm Group, Inc.(a)	132	33,746

		1,512,080

Commercial & Professional Services — 1.4%
Equifax, Inc.	100	10,599
Republic Services, Inc.†	294	19,422
Robert Half International, Inc.†	516	25,975
Waste Management, Inc.†(b)	1,427	111,691

		167,687

Consumer Durables & Apparel — 1.5%
Coach, Inc.†	1,239	49,907
Garmin Ltd. (Switzerland)†(a)	160	8,635
Hasbro, Inc.	79	7,716
Michael Kors Holdings Ltd. (British Virgin Islands)*	735	35,170
Ralph Lauren Corp.†	428	37,788
Whirlpool Corp.(a)(b)	229	42,237

		181,453

Consumer Services — 3.5%
Hilton Worldwide Holdings, Inc.(b)	1,329	92,299
Marriott International, Inc., Class A(b)	1,521	167,705
McDonald’s Corp.†	325	50,921
Royal Caribbean Cruises Ltd. (Liberia)†	677	80,252
Wyndham Worldwide Corp.(a)	306	32,255

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Yum! Brands, Inc.	46	$3,386

		426,818

Diversified Financials — 5.4%
BlackRock, Inc.	431	192,696
Franklin Resources, Inc.	2,280	101,483
Invesco Ltd. (Bermuda)(b)	1,663	58,272
Moody’s Corp.†	780	108,584
Nasdaq, Inc.†	716	55,540
S&P Global, Inc.(b)	291	45,486
T Rowe Price Group, Inc.(a)	982	89,018

		651,079

Energy — 7.3%
Anadarko Petroleum Corp.†	2,258	110,303
Chesapeake Energy Corp.(a)*	3,701	15,914
Chevron Corp.†	759	89,182
ConocoPhillips†	5,037	252,102
Devon Energy Corp.	206	7,562
Marathon Oil Corp.†	245	3,322
Marathon Petroleum Corp.†	778	43,630
Occidental Petroleum Corp.†	2,301	147,747
ONEOK, Inc.†	850	47,098
Range Resources Corp.(a)	1,010	19,766
Valero Energy Corp.†	1,806	138,936

		875,562

Food & Staples Retailing — 8.9%
CVS Health Corp.†	4,563	371,063
Sysco Corp.†	2,173	117,233
Walgreens Boots Alliance, Inc.†	3,480	268,726
Wal-Mart Stores, Inc.†	3,930	307,090

		1,064,112

Food, Beverage & Tobacco — 5.5%
Altria Group, Inc.†(b)	4,653	295,093
Conagra Brands, Inc.†	2,095	70,685
Dr Pepper Snapple Group, Inc.†(b)	726	64,229
General Mills, Inc.(a)	1,009	52,226
Hormel Foods Corp.(a)	4	129
Kellogg Co.(a)	1,310	81,705
Molson Coors Brewing Co., Class B	836	68,251
PepsiCo, Inc.	25	2,786
Philip Morris International, Inc.†	255	28,308

		663,412

Health Care Equipment & Services — 12.8%
Aetna, Inc.†(b)	1,250	198,763

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
AmerisourceBergen Corp.(a)(b)	920	$76,130
Anthem, Inc.†	1,387	263,364
Centene Corp.†*	905	87,577
Cigna Corp.(b)	1,033	193,109
HCA Healthcare, Inc.†*	1,400	111,426
Humana, Inc.†	724	176,388
McKesson Corp.†(b)	880	135,177
Medtronic PLC (Ireland)	274	21,309
Patterson Cos., Inc.(a)	25	966
Quest Diagnostics, Inc.†	346	32,399
UnitedHealth Group, Inc.†	788	154,330
Universal Health Services, Inc., Class B†	390	43,267
Varian Medical Systems, Inc.†(a)*	381	38,123

		1,532,328

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.	289	14,002
Clorox Co. (The)(a)	528	69,649
Colgate-Palmolive Co.	166	12,093
Estee Lauder Cos., Inc. (The), Class A(b)	176	18,980
Kimberly-Clark Corp.†	1,325	155,926

		270,650

Insurance — 0.7%
Aon PLC (United Kingdom)†	278	40,616
Progressive Corp. (The)(b)	806	39,027
Willis Towers Watson PLC (Ireland)	41	6,323

		85,966

Materials — 6.8%
Air Products & Chemicals, Inc.†	937	141,693
Ball Corp.(a)	992	40,970
Freeport-McMoRan, Inc.†(b)*	6,416	90,081
LyondellBasell Industries NV, Class A (Netherlands)†	1,739	172,248
Newmont Mining Corp.(b)	2,179	81,734
Packaging Corp. of America†	385	44,152
PPG Industries, Inc.†	1,137	123,546
Sherwin-Williams Co. (The)†(b)	326	116,721

		811,145

Media — 9.9%
CBS Corp., Class B, non-voting shares†	1,192	69,136
Comcast Corp., Class A†	6,396	246,118

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A(a)(b)	3,069	$40,695
Omnicom Group, Inc.†	1,015	75,181
Scripps Networks Interactive, Inc., Class A	418	35,902
Time Warner, Inc.†(b)	3,071	314,624
Twenty-First Century Fox, Inc., Class A†	7,633	201,359
Walt Disney Co. (The)†	2,060	203,054

		1,186,069

Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
AbbVie, Inc.†(b)	3,104	275,821
Amgen, Inc.†	1,030	192,044
Bristol-Myers Squibb Co.†	170	10,836
Celgene Corp.*	408	59,495
Gilead Sciences, Inc.†	1,755	142,190

		680,386

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT(a)	118	14,038
Duke Realty Corp., REIT	767	22,105
Extra Space Storage, Inc., REIT(a)	390	31,169
Mid-America Apartment Communities, Inc., REIT†	444	47,455
Prologis, Inc., REIT	214	13,580
Realty Income Corp., REIT(a)(b)	169	9,665
Regency Centers Corp., REIT(b)	517	32,075

		170,087

Retailing — 9.2%
Advance Auto Parts, Inc.(b)	300	29,760
AutoZone, Inc.(a)*	12	7,141
Best Buy Co., Inc.(a)(b)	221	12,588
CarMax, Inc.(a)*	295	22,364
Dollar Tree, Inc.†*	165	14,325
Foot Locker, Inc.(a)	139	4,896
Gap, Inc. (The)(a)	49	1,447
Genuine Parts Co.(a)	597	57,103
Home Depot, Inc. (The)†(b)	2,433	397,941
LKQ Corp.†*	1,270	45,707
Lowe’s Cos., Inc.†	3,268	261,244
Macy’s, Inc.(a)	104	2,269
Nordstrom, Inc.(a)	644	30,365
O’Reilly Automotive, Inc.(a)*	177	38,120
Ross Stores, Inc.†(b)	1,570	101,375

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Signet Jewelers Ltd. (Bermuda)(a)	278	$18,501
Target Corp.†(a)	664	39,183
Tractor Supply Co.(a)	292	18,481

		1,102,810

Semiconductors & Semiconductor Equipment — 9.2%
Applied Materials, Inc.†	4,358	227,008
Intel Corp.†	6,341	241,465
KLA-Tencor Corp.†	782	82,892
Lam Research Corp.†	884	163,575
Micron Technology, Inc.*	4,465	175,608
Skyworks Solutions, Inc.(a)	615	62,668
Texas Instruments, Inc.†	891	79,869
Xilinx, Inc.†(a)(b)	1,008	71,397

		1,104,482

Software & Services — 9.8%
Accenture PLC, Class A (Ireland)†	556	75,099
Alphabet, Inc., Class A(b)*	94	91,530
Automatic Data Processing, Inc.†(b)	646	70,621
CA, Inc.†	1,451	48,434
Citrix Systems, Inc.†*	473	36,336
CSRA, Inc.†	126	4,066
Electronic Arts, Inc.†*	1,221	144,151
International Business Machines Corp.†	1,345	195,133
Intuit, Inc.†	1,015	144,272
Oracle Corp.†	4,549	219,944
Paychex, Inc.†(b)	1,309	78,488
Total System Services, Inc.	8	524
Visa, Inc., Class A(a)(b)	659	69,353

		1,177,951

Technology Hardware & Equipment — 10.8%
Apple, Inc.†	2,265	349,082
Cisco Systems, Inc.†	9,581	322,209
F5 Networks, Inc.†(b)*	174	20,977
FLIR Systems, Inc.	579	22,529
Harris Corp.	492	64,787
Hewlett Packard Enterprise Co.†	6,696	98,498
HP, Inc.†(b)	6,832	136,367
Juniper Networks, Inc.†	2,007	55,855
Motorola Solutions, Inc.†	260	22,066
NetApp, Inc.(a)	1,166	51,024
Seagate Technology PLC (Ireland)(a)	760	25,209
TE Connectivity Ltd. (Switzerland)†	2	166

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Western Digital Corp.†	1,115	$96,336
Xerox Corp.†	1,067	35,520

		1,300,625

Telecommunication Services — 3.6%
AT&T, Inc.(a)	4,045	158,443
CenturyLink, Inc.(a)	15	284
Verizon Communications, Inc.†	5,650	279,618

		438,345

Transportation — 9.4%
Alaska Air Group, Inc.(b)	1	76
CSX Corp.†	2,334	126,643
Delta Air Lines, Inc.(b)	2,031	97,935
Expeditors International of Washington, Inc.†	734	43,937
FedEx Corp.†	764	172,343
JB Hunt Transport Services, Inc.(b)	447	49,653
Norfolk Southern Corp.(b)	670	88,601
Southwest Airlines Co.(b)	1,901	106,418
Union Pacific Corp.†	2,287	265,223
United Parcel Service, Inc., Class B(b)	1,436	172,449

		1,123,278

Utilities — 2.5%
DTE Energy Co.	699	75,045
FirstEnergy Corp.(b)	1,816	55,987
Public Service Enterprise Group, Inc.†	2,063	95,414
WEC Energy Group, Inc.(b)	1,126	70,690

		297,136

TOTAL COMMON STOCKS (Cost $15,397,520)		17,195,146

TOTAL LONG POSITIONS - 143.2%		17,195,146

(Cost $15,397,520)

SHORT POSITIONS — (83.1)%
COMMON STOCKS — (83.1)%
Automobiles & Components — (1.3)%
BorgWarner, Inc.	(499)	(25,564)
Ford Motor Co.	(9,396)	(112,470)
Goodyear Tire & Rubber Co. (The)	(596)	(19,817)

		(157,851)

Banks — (4.3)%
Bank of America Corp.	(3,045)	(77,160)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Banks — (Continued)
BB&T Corp.	(1,293)	$(60,693)
Citigroup, Inc.	(567)	(41,244)
Citizens Financial Group, Inc.	(421)	(15,943)
Comerica, Inc.	(307)	(23,412)
Fifth Third Bancorp	(1,793)	(50,168)
M&T Bank Corp.	(207)	(33,335)
PNC Financial Services Group, Inc. (The)	(54)	(7,278)
Regions Financial Corp.	(2,969)	(45,218)
SunTrust Banks, Inc.	(700)	(41,839)
US Bancorp	(1,172)	(62,807)
Wells Fargo & Co.	(896)	(49,414)
Zions Bancorporation	(130)	(6,133)

		(514,644)

Capital Goods — (8.6)%
3M Co.	(95)	(19,941)
Acuity Brands, Inc.	(49)	(8,393)
AO Smith Corp.	(409)	(24,307)
Arconic, Inc.	(1,136)	(28,264)
Dover Corp.	(372)	(33,997)
Eaton Corp. PLC (Ireland)	(1,120)	(86,005)
Emerson Electric Co.	(1,525)	(95,831)
Flowserve Corp.	(309)	(13,160)
Fluor Corp.	(330)	(13,893)
Fortive Corp.	(787)	(55,712)
Fortune Brands Home & Security, Inc.	(364)	(24,472)
General Dynamics Corp.	(494)	(101,557)
General Electric Co.	(3,923)	(94,858)
Ingersoll-Rand PLC (Ireland)	(607)	(54,126)
Johnson Controls International PLC (Ireland)	(2,205)	(88,839)
L3 Technologies, Inc.	(184)	(34,671)
Masco Corp.	(757)	(29,531)
PACCAR, Inc.	(258)	(18,664)
Parker-Hannifin Corp.	(317)	(55,481)
Quanta Services, Inc.*	(362)	(13,528)
Raytheon Co.	(154)	(28,733)
Stanley Black & Decker, Inc.	(199)	(30,043)
Textron, Inc.	(644)	(34,699)
United Rentals, Inc.*	(200)	(27,748)
United Technologies Corp.	(135)	(15,671)

		(1,032,124)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(250)	(36,070)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
IHS Markit Ltd. (Bermuda)*	(505)	$(22,260)
Nielsen Holdings PLC (United Kingdom)	(843)	(34,942)

		(93,272)

Consumer Durables & Apparel — (2.0)%
Hanesbrands, Inc.	(840)	(20,698)
Leggett & Platt, Inc.	(316)	(15,083)
Mattel, Inc.	(810)	(12,539)
Mohawk Industries, Inc.*	(177)	(43,809)
Newell Brands, Inc.	(1,143)	(48,772)
NIKE, Inc., Class B	(87)	(4,511)
PVH Corp.	(183)	(23,069)
Under Armour, Inc., Class C*	(1,041)	(15,636)
VF Corp.	(930)	(59,120)

		(243,237)

Consumer Services — (1.7)%
Carnival Corp. (Panama)	(1,757)	(113,449)
Darden Restaurants, Inc.	(292)	(23,004)
MGM Resorts International	(1,360)	(44,322)
Wynn Resorts Ltd.	(128)	(19,062)

		(199,837)

Diversified Financials — (3.9)%
Affiliated Managers Group, Inc.	(142)	(26,956)
American Express Co.	(778)	(70,378)
Bank of New York Mellon Corp. (The)	(81)	(4,295)
Capital One Financial Corp.	(61)	(5,164)
Charles Schwab Corp. (The)	(228)	(9,973)
CME Group, Inc.	(746)	(101,217)
Goldman Sachs Group, Inc. (The)	(207)	(49,098)
Intercontinental Exchange, Inc.	(1,397)	(95,974)
Leucadia National Corp.	(849)	(21,437)
Morgan Stanley	(428)	(20,617)
Navient Corp.	(837)	(12,572)
Northern Trust Corp.	(519)	(47,712)
Raymond James Financial, Inc.	(8)	(675)
Synchrony Financial	(294)	(9,129)

		(475,197)

Energy — (7.6)%
Andeavor	(161)	(16,607)
Apache Corp.	(762)	(34,900)
Cimarex Energy Co.	(225)	(25,576)
EOG Resources, Inc.	(345)	(33,375)
EQT Corp.	(530)	(34,577)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Exxon Mobil Corp.	(1,720)	$(141,006)
Halliburton Co.	(650)	(29,920)
Helmerich & Payne, Inc.	(304)	(15,841)
Hess Corp.	(751)	(35,214)
Kinder Morgan, Inc.	(1,859)	(35,656)
National Oilwell Varco, Inc.	(1,065)	(38,052)
Newfield Exploration Co.*	(471)	(13,975)
Phillips 66	(1,209)	(110,756)
Pioneer Natural Resources Co.	(402)	(59,311)
Schlumberger Ltd. (Curacao)	(2,819)	(196,653)
TechnipFMC PLC (United Kingdom)*	(1,104)	(30,824)
Williams Cos., Inc. (The)	(1,953)	(58,610)

		(910,853)

Food, Beverage & Tobacco — (2.5)%
Archer-Daniels-Midland Co.	(1,281)	(54,455)
Brown-Forman Corp., Class B	(609)	(33,069)
Constellation Brands, Inc., Class A	(5)	(997)
Hershey Co. (The)	(435)	(47,489)
McCormick & Co., Inc., non-voting shares	(283)	(29,047)
Mondelez International, Inc., Class A	(1,933)	(78,596)
Tyson Foods, Inc., Class A	(866)	(61,010)

		(304,663)

Health Care Equipment & Services — (9.4)%
Abbott Laboratories	(4,021)	(214,561)
Align Technology, Inc.*	(4)	(745)
Baxter International, Inc.	(1,288)	(80,822)
Becton Dickinson and Co	(443)	(86,806)
Boston Scientific Corp.*	(2,446)	(71,350)
Cardinal Health, Inc.	(748)	(50,056)
Cerner Corp.*	(846)	(60,337)
Cooper Cos., Inc. (The)	(116)	(27,505)
CR Bard, Inc.	(172)	(55,126)
Danaher Corp.	(1,525)	(130,814)
DaVita, Inc.*	(452)	(26,844)
DENTSPLY SIRONA, Inc.	(542)	(32,417)
Edwards Lifesciences Corp.*	(489)	(53,453)
Henry Schein, Inc.*	(374)	(30,664)
Intuitive Surgical, Inc.*	(43)	(44,973)
ResMed, Inc.	(336)	(25,859)
Stryker Corp.	(858)	(121,853)
Zimmer Biomet Holdings, Inc.	(148)	(17,329)

		(1,131,514)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (0.3)%
Coty, Inc., Class A	(1,911)	$(31,589)
Procter & Gamble Co. (The)	(29)	(2,638)

		(34,227)

Insurance — (4.8)%
Aflac, Inc.	(772)	(62,833)
American International Group, Inc.	(1,792)	(110,011)
Assurant, Inc.	(165)	(15,761)
Brighthouse Financial, Inc.*	(22)	(1,338)
Chubb Ltd. (Switzerland)	(118)	(16,821)
Cincinnati Financial Corp.	(380)	(29,097)
Hartford Financial Services Group, Inc. (The)	(741)	(41,074)
Lincoln National Corp.	(285)	(20,942)
Loews Corp.	(765)	(36,613)
Marsh & McLennan Cos., Inc.	(492)	(41,235)
Principal Financial Group, Inc.	(675)	(43,430)
Prudential Financial, Inc.	(1,065)	(113,231)
Torchmark Corp.	(180)	(14,416)
Unum Group	(573)	(29,297)
XL Group Ltd. (Bermuda)	(32)	(1,262)

		(577,361)

Materials — (4.9)%
Albemarle Corp.	(261)	(35,577)
CF Industries Holdings, Inc.	(713)	(25,069)
DowDuPont, Inc.	(636)	(44,030)
Eastman Chemical Co.	(366)	(33,119)
Ecolab, Inc.	(649)	(83,468)
International Flavors & Fragrances, Inc.	(182)	(26,010)
International Paper Co.	(976)	(55,456)
Martin Marietta Materials, Inc.	(178)	(36,709)
Monsanto Co.	(1,039)	(124,493)
Mosaic Co. (The)	(988)	(21,331)
Nucor Corp.	(753)	(42,198)
Sealed Air Corp.	(53)	(2,264)
Vulcan Materials Co.	(404)	(48,318)
WestRock Co.	(183)	(10,382)

		(588,424)

Media — (0.2)%
DISH Network Corp., Class A*	(155)	(8,406)
Interpublic Group of Cos., Inc. (The)	(910)	(18,919)

		(27,325)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (8.9)%
Alexion Pharmaceuticals, Inc.*	(528)	$(74,073)
Allergan PLC (Ireland)	(790)	(161,910)
Eli Lilly & Co.	(2,209)	(188,958)
Illumina, Inc.*	(446)	(88,843)
Incyte Corp.*	(526)	(61,405)
Merck & Co., Inc.	(369)	(23,627)
Mylan NV (Netherlands)*	(1,268)	(39,777)
PerkinElmer, Inc.	(260)	(17,932)
Perrigo Co. PLC (Ireland)	(192)	(16,253)
Pfizer, Inc.	(3,080)	(109,956)
Quintiles IMS Holdings, Inc.*	(267)	(25,384)
Regeneron Pharmaceuticals, Inc.*	(281)	(125,641)
Thermo Fisher Scientific, Inc.	(483)	(91,384)
Vertex Pharmaceuticals, Inc.*	(157)	(23,870)
Zoetis, Inc.	(273)	(17,406)

		(1,066,419)

Real Estate — (4.1)%
American Tower Corp., REIT	(67)	(9,158)
Apartment Investment & Management Co., Class A, REIT	(257)	(11,272)
AvalonBay Communities, Inc., REIT	(89)	(15,879)
CBRE Group, Inc., Class A*	(799)	(30,266)
Crown Castle International Corp., REIT	(1,107)	(110,678)
Equity Residential, REIT	(705)	(46,481)
GGP, Inc., REIT	(2,084)	(43,285)
HCP, Inc., REIT	(1,106)	(30,780)
Host Hotels & Resorts, Inc., REIT	(1,135)	(20,986)
Iron Mountain, Inc., REIT	(625)	(24,312)
Kimco Realty Corp., REIT	(1,100)	(21,505)
Macerich Co. (The), REIT	(432)	(23,747)
SBA Communications Corp., REIT*	(286)	(41,198)
SL Green Realty Corp., REIT	(278)	(28,167)
Welltower, Inc., REIT	(511)	(35,913)

		(493,627)

Retailing — (3.5)%
Amazon.com, Inc.*	(227)	(218,226)
Dollar General Corp.	(11)	(892)
Expedia, Inc.	(326)	(46,924)
Kohl’s Corp.	(399)	(18,214)
L Brands, Inc.	(677)	(28,170)
Priceline Group, Inc. (The)*	(22)	(40,278)
Tiffany & Co.	(120)	(11,014)
TJX Cos., Inc. (The)	(92)	(6,783)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TripAdvisor, Inc.*	(424)	$(17,185)
Ulta Beauty, Inc.*	(123)	(27,805)

		(415,491)

Semiconductors & Semiconductor Equipment — (3.5)%
Advanced Micro Devices, Inc.*	(2,330)	(29,708)
Analog Devices, Inc.	(879)	(75,743)
Broadcom Ltd. (Singapore)	(761)	(184,573)
Microchip Technology, Inc.	(13)	(1,167)
NVIDIA Corp.	(595)	(106,368)
Qorvo, Inc.*	(309)	(21,840)

		(419,399)

Software & Services — (5.3)%
Activision Blizzard, Inc.	(1,758)	(113,409)
Adobe Systems, Inc.*	(66)	(9,846)
Akamai Technologies, Inc.*	(409)	(19,927)
Alliance Data Systems Corp.	(131)	(29,023)
ANSYS, Inc.*	(6)	(736)
Cadence Design Systems, Inc.*	(662)	(26,129)
DXC Technology Co.	(569)	(48,866)
Facebook, Inc., Class A*	(359)	(61,342)
Fidelity National Information Services, Inc.	(775)	(72,377)
Fiserv, Inc.*	(44)	(5,674)
Gartner, Inc.*	(214)	(26,624)
Global Payments, Inc.	(360)	(34,211)
PayPal Holdings, Inc.*	(1,240)	(79,397)
salesforce.com, Inc.*	(132)	(12,331)
Symantec Corp.	(1,465)	(48,067)
Synopsys, Inc.*	(48)	(3,865)
Verisign, Inc.*	(189)	(20,108)
Western Union Co. (The)	(1,100)	(21,120)

		(633,052)

Technology Hardware & Equipment — (0.7)%
Amphenol Corp., Class A	(236)	(19,975)
Corning, Inc.	(2,133)	(63,819)

		(83,794)

Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(1,014)	(54,036)

Transportation — (1.0)%
American Airlines Group, Inc.	(1,298)	(61,642)
Kansas City Southern	(74)	(8,042)
United Continental Holdings, Inc.*	(753)	(45,843)

		(115,527)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (3.4)%
Alliant Energy Corp.	(546)	$(22,697)
Ameren Corp.	(6)	(347)
American Electric Power Co., Inc.	(339)	(23,811)
American Water Works Co., Inc.	(431)	(34,872)
Consolidated Edison, Inc.	(672)	(54,217)
Duke Energy Corp.	(89)	(7,469)
Entergy Corp.	(419)	(31,995)
Eversource Energy	(712)	(43,033)
Exelon Corp.	(652)	(24,561)
PG&E Corp.	(1,122)	(76,397)
Pinnacle West Capital Corp.	(257)	(21,732)
PPL Corp.	(1,350)	(51,232)
SCANA Corp.	(102)	(4,946)
Sempra Energy	(50)	(5,706)
Xcel Energy, Inc.	(23)	(1,088)

		(404,103)

TOTAL COMMON STOCK (Proceeds $9,945,291)		(9,975,977)

TOTAL SECURITES SOLD SHORT - (83.1)%		(9,975,977)

(Proceeds $9,945,291)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.9%		4,785,223

NET ASSETS - 100.0%		$12,004,392

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 112.0%
COMMON STOCKS — 112.0%
Automobiles & Components — 2.6%
BorgWarner, Inc.†	122	$6,250
Delphi Automotive PLC (Jersey)†	156	15,350
General Motors Co.†	810	32,708
Harley-Davidson, Inc.(a)	95	4,580

		58,888

Capital Goods — 10.7%
3M Co.†	43	9,026
Allegion PLC (Ireland)	43	3,718
AMETEK, Inc.†	57	3,764
Arconic, Inc.†	279	6,941
Boeing Co. (The)†	240	61,010
Caterpillar, Inc.†	277	34,545
Cummins, Inc.†	95	15,963
Emerson Electric Co.†	8	503
Fastenal Co	54	2,461
Honeywell International, Inc.†	252	35,719
Ingersoll-Rand PLC (Ireland)†	148	13,197
Jacobs Engineering Group, Inc.†	67	3,904
Lockheed Martin Corp.†	109	33,822
Northrop Grumman Corp.	2	575
Pentair PLC (Ireland)	101	6,864
Rockwell Collins, Inc.	7	915
Snap-on, Inc.†	32	4,768
TransDigm Group, Inc.	3	767

		238,462

Commercial & Professional Services — 1.1%
Equifax, Inc.	6	636
Republic Services, Inc.	55	3,633
Robert Half International, Inc.†	74	3,725
Stericycle, Inc.*	5	358
Waste Management, Inc.†	222	17,376

		25,728

Consumer Durables & Apparel — 1.5%
Coach, Inc.†	158	6,364
Garmin Ltd. (Switzerland)	105	5,667
Hasbro, Inc.	2	195
Michael Kors Holdings Ltd. (British Virgin Islands)*	94	4,498
PVH Corp.†	40	5,042
Ralph Lauren Corp.	47	4,150
Whirlpool Corp.	41	7,562

		33,478

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 2.7%
Hilton Worldwide Holdings, Inc.†	180	$12,501
Marriott International, Inc., Class A†	199	21,942
McDonald’s Corp.†	87	13,631
Royal Caribbean Cruises Ltd. (Liberia)	54	6,401
Wyndham Worldwide Corp.†	62	6,535

		61,010

Diversified Financials — 3.3%
BlackRock, Inc.	33	14,754
Franklin Resources, Inc.	308	13,709
Invesco Ltd. (Bermuda)	223	7,814
Moody’s Corp.†	105	14,617
Nasdaq, Inc.†	93	7,214
S&P Global, Inc.	17	2,657
T Rowe Price Group, Inc.	133	12,057

		72,822

Energy — 4.5%
Anadarko Petroleum Corp.†	305	14,899
Chesapeake Energy Corp.(a)*	500	2,150
Chevron Corp.	77	9,048
ConocoPhillips†	678	33,934
Marathon Oil Corp.	2	27
Occidental Petroleum Corp.	255	16,374
ONEOK, Inc.	13	720
Range Resources Corp.(a)	137	2,681
Valero Energy Corp.†	258	19,848

		99,681

Food & Staples Retailing — 7.0%
CVS Health Corp.†	608	49,443
Sysco Corp.†	293	15,807
Walgreens Boots Alliance, Inc.†	494	38,147
Wal-Mart Stores, Inc.†	687	53,682

		157,079

Food, Beverage & Tobacco — 5.2%
Altria Group, Inc.†	741	46,994
Coca-Cola Co. (The)	97	4,366
Conagra Brands, Inc.†	251	8,469
Dr Pepper Snapple Group, Inc.†	101	8,936
General Mills, Inc.	191	9,886
Kellogg Co.	191	11,913
Kraft Heinz Co. (The)	23	1,784
Molson Coors Brewing Co., Class B†	119	9,715
PepsiCo, Inc.	60	6,686

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Philip Morris International, Inc.†	65	$7,216

		115,965

Health Care Equipment & Services — 10.9%
Aetna, Inc.†	201	31,961
AmerisourceBergen Corp.†	125	10,344
Anthem, Inc.†	151	28,672
Baxter International, Inc.†	16	1,004
Centene Corp.†*	98	9,484
Cigna Corp.†	147	27,480
Express Scripts Holding Co.†*	358	22,669
HCA Healthcare, Inc.†*	203	16,157
Humana, Inc.†	86	20,952
Laboratory Corp. of America Holdings†*	61	9,209
McKesson Corp.†	116	17,819
Medtronic PLC (Ireland)	82	6,377
Quest Diagnostics, Inc.†	73	6,836
UnitedHealth Group, Inc.†	126	24,677
Universal Health Services, Inc., Class B	53	5,880
Varian Medical Systems, Inc.*	52	5,203

		244,724

Household & Personal Products — 1.8%
Church & Dwight Co., Inc.†	90	4,361
Clorox Co. (The)	72	9,497
Colgate-Palmolive Co.	54	3,934
Kimberly-Clark Corp.†	194	22,830

		40,622

Insurance — 1.0%
Aon PLC (United Kingdom)†	119	17,386
Progressive Corp. (The)	127	6,149

		23,535

Materials — 4.2%
Air Products & Chemicals, Inc.†	123	18,600
Ball Corp.	31	1,280
Freeport-McMoRan, Inc.†*	798	11,204
LyondellBasell Industries NV, Class A (Netherlands)†	227	22,484
Newmont Mining Corp.†	294	11,028
Packaging Corp. of America	53	6,078
PPG Industries, Inc.†	6	652
Sherwin-Williams Co. (The)†	52	18,618

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.†	70	$3,971

		93,915

Media — 7.7%
CBS Corp., Class B, non-voting shares†	199	11,542
Comcast Corp., Class A†	980	37,710
Discovery Communications, Inc., Class A†*	8	170
News Corp., Class A†	332	4,402
Omnicom Group, Inc.†	64	4,740
Scripps Networks Interactive, Inc., Class A†	74	6,356
Time Warner, Inc.†	429	43,951
Twenty-First Century Fox, Inc., Class A†	1,048	27,646
Viacom, Inc., Class B†	3	84
Walt Disney Co. (The)†	360	35,485

		172,086

Pharmaceuticals, Biotechnology & Life Sciences — 5.3%
AbbVie, Inc.†	372	33,056
Amgen, Inc.†	136	25,357
Biogen, Inc.†*	3	939
Bristol-Myers Squibb Co.†	41	2,613
Gilead Sciences, Inc.†	692	56,066

		118,031

Real Estate — 1.1%
Digital Realty Trust, Inc., REIT	2	237
Duke Realty Corp., REIT	137	3,948
Essex Property Trust, Inc., REIT	8	2,032
Extra Space Storage, Inc., REIT	69	5,515
Mid-America Apartment Communities, Inc., REIT	63	6,733
Realty Income Corp., REIT†	26	1,487
Regency Centers Corp., REIT	85	5,273

		25,225

Retailing — 7.4%
Advance Auto Parts, Inc.	41	4,067
AutoZone, Inc.†*	2	1,190
Best Buy Co., Inc.†	182	10,367
Dollar Tree, Inc.†*	8	695
Foot Locker, Inc.	10	352
Genuine Parts Co.	81	7,748
Home Depot, Inc. (The)†	330	53,975

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
LKQ Corp.*	171	$6,154
Lowe’s Cos., Inc.†	469	37,492
Nordstrom, Inc.	92	4,338
O’Reilly Automotive, Inc.†*	45	9,692
Ross Stores, Inc.†	213	13,753
Signet Jewelers Ltd. (Bermuda)(a)	34	2,263
Target Corp.†	146	8,615
TJX Cos., Inc. (The)	33	2,433
Tractor Supply Co.(a)	54	3,418

		166,552

Semiconductors & Semiconductor Equipment — 7.0%
Applied Materials, Inc.†	617	32,139
Intel Corp.†	702	26,732
KLA-Tencor Corp.†	90	9,540
Lam Research Corp.†	105	19,429
Micron Technology, Inc.*	667	26,233
Skyworks Solutions, Inc.†	103	10,496
Texas Instruments, Inc.†	261	23,396
Xilinx, Inc.	137	9,704

		157,669

Software & Services — 7.0%
Accenture PLC, Class A (Ireland)†	68	9,185
Alphabet, Inc., Class A*	2	1,948
Automatic Data Processing, Inc.†	99	10,823
CA, Inc.†	114	3,805
Citrix Systems, Inc.*	55	4,225
CSRA, Inc.†	92	2,969
eBay, Inc.†*	103	3,961
Electronic Arts, Inc.†*	171	20,188
International Business Machines Corp.†	218	31,628
Intuit, Inc.†	141	20,042
Oracle Corp.†	720	34,812
Paychex, Inc.†	200	11,992
Visa, Inc., Class A	15	1,579

		157,157

Technology Hardware & Equipment — 8.3%
Apple, Inc.†	364	56,100
Cisco Systems, Inc.†	1,219	40,995
F5 Networks, Inc.†*	37	4,461
FLIR Systems, Inc.†	76	2,957
Harris Corp.	67	8,823
Hewlett Packard Enterprise Co.†	906	13,327

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
HP, Inc.†	926	$18,483
Juniper Networks, Inc.†	218	6,067
Motorola Solutions, Inc.†	61	5,177
NetApp, Inc.	152	6,651
Seagate Technology PLC (Ireland)†(a)	97	3,217
Western Digital Corp.†	163	14,083
Xerox Corp.	144	4,794

		185,135

Telecommunication Services — 3.4%
AT&T, Inc.†	802	31,414
CenturyLink, Inc.(a)	2	38
Verizon Communications, Inc.†	895	44,294

		75,746

Transportation — 6.3%
Alaska Air Group, Inc.†	41	3,127
CSX Corp.†	191	10,364
Delta Air Lines, Inc.†	415	20,011
Expeditors International of Washington, Inc.	99	5,926
FedEx Corp.†	93	20,979
JB Hunt Transport Services, Inc.	61	6,776
Norfolk Southern Corp.	7	926
Southwest Airlines Co.†	346	19,369
Union Pacific Corp.†	232	26,905
United Continental Holdings, Inc.†*	99	6,027
United Parcel Service, Inc., Class B†	163	19,575

		139,985

Utilities — 2.0%
CMS Energy Corp.	4	185
DTE Energy Co.	98	10,521
FirstEnergy Corp.	245	7,553
NRG Energy, Inc.†	181	4,632
Public Service Enterprise Group, Inc.†	278	12,858
WEC Energy Group, Inc.†	136	8,538

		44,287

TOTAL COMMON STOCKS (Cost $2,219,467)		2,507,782

TOTAL LONG POSITIONS - 112.0%		2,507,782

(Cost $2,219,467)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
SHORT POSITIONS — (51.0)%
COMMON STOCKS — (51.0)%
Automobiles & Components — (0.6)%
Ford Motor Co.	(996)	$(11,922)
Goodyear Tire & Rubber Co. (The)	(63)	(2,095)

		(14,017)

Banks — (4.8)%
Bank of America Corp.	(717)	(18,169)
BB&T Corp.	(203)	(9,529)
Citigroup, Inc.	(161)	(11,711)
Citizens Financial Group, Inc.	(126)	(4,772)
Comerica, Inc.	(45)	(3,432)
Fifth Third Bancorp	(187)	(5,232)
Huntington Bancshares, Inc.	(80)	(1,117)
JPMorgan Chase & Co.	(54)	(5,157)
M&T Bank Corp.	(39)	(6,281)
People’s United Financial, Inc.	(14)	(254)
PNC Financial Services Group, Inc. (The)	(23)	(3,100)
Regions Financial Corp.	(310)	(4,721)
SunTrust Banks, Inc.	(121)	(7,232)
US Bancorp	(223)	(11,951)
Wells Fargo & Co.	(220)	(12,133)
Zions Bancorporation	(50)	(2,359)

		(107,150)

Capital Goods — (4.7)%
Acuity Brands, Inc.	(11)	(1,884)
AO Smith Corp.	(44)	(2,615)
Dover Corp.	(40)	(3,656)
Eaton Corp. PLC (Ireland)	(115)	(8,831)
Flowserve Corp.	(34)	(1,448)
Fluor Corp.	(35)	(1,473)
Fortive Corp.	(87)	(6,159)
Fortune Brands Home & Security, Inc.	(39)	(2,622)
General Dynamics Corp.	(52)	(10,690)
General Electric Co.	(503)	(12,162)
Illinois Tool Works, Inc.	(13)	(1,923)
Johnson Controls International PLC (Ireland)	(233)	(9,388)
L3 Technologies, Inc.	(20)	(3,769)
Masco Corp.	(79)	(3,082)
PACCAR, Inc.	(87)	(6,294)
Quanta Services, Inc.*	(38)	(1,420)
Raytheon Co.	(73)	(13,620)
Stanley Black & Decker, Inc.	(23)	(3,472)
Textron, Inc.	(68)	(3,664)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
United Rentals, Inc.*	(22)	$(3,052)
United Technologies Corp.	(37)	(4,295)
Xylem, Inc.	(2)	(125)

		(105,644)

Commercial & Professional Services — (0.4)%
Cintas Corp.	(27)	(3,895)
IHS Markit Ltd. (Bermuda)*	(30)	(1,322)
Nielsen Holdings PLC (United Kingdom)	(90)	(3,730)

		(8,947)

Consumer Durables & Apparel — (1.2)%
Hanesbrands, Inc.	(80)	(1,971)
Leggett & Platt, Inc.	(34)	(1,623)
Mattel, Inc.	(86)	(1,331)
Mohawk Industries, Inc.*	(19)	(4,703)
Newell Brands, Inc.	(121)	(5,163)
NIKE, Inc., Class B	(85)	(4,407)
Under Armour, Inc., Class C*	(110)	(1,652)
VF Corp.	(99)	(6,293)

		(27,143)

Consumer Services — (0.9)%
Carnival Corp. (Panama)	(184)	(11,881)
Darden Restaurants, Inc.	(27)	(2,127)
MGM Resorts International	(144)	(4,693)
Wynn Resorts Ltd.	(14)	(2,085)
Yum! Brands, Inc.	(3)	(221)

		(21,007)

Diversified Financials — (3.6)%
American Express Co.	(141)	(12,755)
Bank of New York Mellon Corp. (The)	(40)	(2,121)
Berkshire Hathaway, Inc., Class B*	(15)	(2,750)
Capital One Financial Corp.	(29)	(2,455)
Charles Schwab Corp. (The)	(107)	(4,680)
CME Group, Inc.	(85)	(11,533)
Discover Financial Services	(17)	(1,096)
E*TRADE Financial Corp.*	(22)	(959)
Goldman Sachs Group, Inc. (The)	(49)	(11,622)
Intercontinental Exchange, Inc.	(148)	(10,168)
Leucadia National Corp.	(90)	(2,272)
Morgan Stanley	(147)	(7,081)
Navient Corp.	(80)	(1,202)
Northern Trust Corp.	(58)	(5,332)
Raymond James Financial, Inc.	(9)	(759)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
State Street Corp.	(8)	$(764)
Synchrony Financial	(127)	(3,943)

		(81,492)

Energy — (4.5)%
Andeavor	(39)	(4,023)
Apache Corp.	(96)	(4,397)
Cimarex Energy Co.	(24)	(2,728)
Concho Resources, Inc.*	(37)	(4,874)
EOG Resources, Inc.	(13)	(1,258)
EQT Corp.	(44)	(2,870)
Exxon Mobil Corp.	(165)	(13,527)
Halliburton Co.	(23)	(1,059)
Helmerich & Payne, Inc.	(29)	(1,511)
Hess Corp.	(80)	(3,751)
Kinder Morgan, Inc.	(245)	(4,699)
National Oilwell Varco, Inc.	(97)	(3,466)
Newfield Exploration Co.*	(50)	(1,484)
Phillips 66	(128)	(11,726)
Pioneer Natural Resources Co.	(42)	(6,197)
Schlumberger Ltd. (Curacao)	(326)	(22,742)
TechnipFMC PLC (United Kingdom)*	(117)	(3,267)
Williams Cos., Inc. (The)	(207)	(6,212)

		(99,791)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(141)	(5,994)
Brown-Forman Corp., Class B	(7)	(380)
Constellation Brands, Inc., Class A	(10)	(1,994)
Hershey Co. (The)	(47)	(5,131)
Hormel Foods Corp.	(45)	(1,446)
McCormick & Co., Inc., non-voting shares	(32)	(3,284)
Mondelez International, Inc., Class A	(286)	(11,629)
Tyson Foods, Inc., Class A	(91)	(6,411)

		(36,269)

Health Care Equipment & Services — (4.6)%
Abbott Laboratories	(59)	(3,148)
Align Technology, Inc.*	(2)	(372)
Becton Dickinson and Co.	(58)	(11,365)
Boston Scientific Corp.*	(306)	(8,926)
Cardinal Health, Inc.	(80)	(5,354)
Cerner Corp.*	(87)	(6,205)
Cooper Cos., Inc. (The)	(13)	(3,082)
CR Bard, Inc.	(19)	(6,089)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Danaher Corp.	(174)	$(14,926)
DaVita, Inc.*	(49)	(2,910)
DENTSPLY SIRONA, Inc.	(58)	(3,469)
Edwards Lifesciences Corp.*	(52)	(5,684)
Henry Schein, Inc.*	(40)	(3,280)
Intuitive Surgical, Inc.*	(7)	(7,321)
Patterson Cos., Inc.	(24)	(928)
ResMed, Inc.	(36)	(2,771)
Stryker Corp.	(94)	(13,350)
Zimmer Biomet Holdings, Inc.	(41)	(4,801)

		(103,981)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(190)	(3,141)
Procter & Gamble Co. (The)	(5)	(455)

		(3,596)

Insurance — (3.2)%
Aflac, Inc.	(100)	(8,139)
Allstate Corp. (The)	(6)	(551)
American International Group, Inc.	(227)	(13,935)
Assurant, Inc.	(16)	(1,528)
Brighthouse Financial, Inc.*	(13)	(790)
Chubb Ltd. (Switzerland)	(25)	(3,564)
Cincinnati Financial Corp.	(42)	(3,216)
Hartford Financial Services Group, Inc. (The)	(91)	(5,044)
Lincoln National Corp.	(15)	(1,102)
Loews Corp.	(85)	(4,068)
Marsh & McLennan Cos., Inc.	(72)	(6,034)
MetLife, Inc.	(3)	(156)
Principal Financial Group, Inc.	(73)	(4,697)
Prudential Financial, Inc.	(110)	(11,695)
Torchmark Corp.	(30)	(2,403)
Unum Group	(59)	(3,017)
XL Group Ltd. (Bermuda)	(20)	(789)

		(70,728)

Materials — (2.5)%
Albemarle Corp.	(27)	(3,680)
DowDuPont, Inc.	(53)	(3,669)
Eastman Chemical Co.	(38)	(3,439)
Ecolab, Inc.	(69)	(8,874)
International Flavors & Fragrances, Inc.	(19)	(2,715)
International Paper Co.	(104)	(5,909)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Martin Marietta Materials, Inc.	(17)	$(3,506)
Monsanto Co.	(110)	(13,180)
Mosaic Co. (The)	(91)	(1,965)
Nucor Corp.	(80)	(4,483)
Sealed Air Corp.	(29)	(1,239)
Vulcan Materials Co.	(35)	(4,186)

		(56,845)

Media — (0.3)%
DISH Network Corp., Class A*	(70)	(3,796)
Interpublic Group of Cos., Inc. (The)	(99)	(2,058)

		(5,854)

Pharmaceuticals, Biotechnology & Life Sciences — (5.3)%
Alexion Pharmaceuticals, Inc.*	(55)	(7,716)
Allergan PLC (Ireland)	(83)	(17,011)
Eli Lilly & Co.	(233)	(19,931)
Illumina, Inc.*	(36)	(7,171)
Incyte Corp.*	(53)	(6,187)
Merck & Co., Inc.	(95)	(6,083)
Mylan NV (Netherlands)*	(134)	(4,204)
PerkinElmer, Inc.	(16)	(1,104)
Perrigo Co. PLC (Ireland)	(35)	(2,963)
Pfizer, Inc.	(470)	(16,779)
Quintiles IMS Holdings, Inc.*	(20)	(1,901)
Regeneron Pharmaceuticals, Inc.*	(30)	(13,414)
Thermo Fisher Scientific, Inc.	(53)	(10,028)
Zoetis, Inc.	(71)	(4,527)

		(119,019)

Real Estate — (2.1)%
American Tower Corp., REIT	(6)	(820)
Apartment Investment & Management Co., Class A, REIT	(9)	(395)
AvalonBay Communities, Inc., REIT	(5)	(892)
CBRE Group, Inc., Class A*	(85)	(3,220)
Crown Castle International Corp., REIT	(91)	(9,098)
Equity Residential, REIT	(82)	(5,406)
GGP, Inc., REIT	(221)	(4,590)
HCP, Inc., REIT	(118)	(3,284)
Iron Mountain, Inc., REIT	(67)	(2,606)
Kimco Realty Corp., REIT	(111)	(2,170)
Macerich Co. (The), REIT	(38)	(2,089)
SBA Communications Corp., REIT*	(31)	(4,466)
Simon Property Group, Inc., REIT	(3)	(483)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
SL Green Realty Corp., REIT	(27)	$(2,736)
Welltower, Inc., REIT	(53)	(3,725)

		(45,980)

Retailing — (2.0)%
Amazon.com, Inc.*	(24)	(23,072)
Expedia, Inc.	(23)	(3,311)
Gap, Inc. (The)	(37)	(1,093)
Kohl’s Corp.	(43)	(1,963)
L Brands, Inc.	(72)	(2,996)
Macy’s, Inc.	(77)	(1,680)
Priceline Group, Inc. (The)*	(2)	(3,662)
Tiffany & Co.	(32)	(2,937)
TripAdvisor, Inc.*	(38)	(1,540)
Ulta Beauty, Inc.*	(13)	(2,939)

		(45,193)

Semiconductors & Semiconductor Equipment — (2.3)%
Advanced Micro Devices, Inc.*	(238)	(3,034)
Analog Devices, Inc.	(93)	(8,014)
Broadcom Ltd. (Singapore)	(94)	(22,799)
Microchip Technology, Inc.	(15)	(1,347)
NVIDIA Corp.	(56)	(10,011)
Qorvo, Inc.*	(33)	(2,332)
QUALCOMM, Inc.	(65)	(3,370)

		(50,907)

Software & Services — (3.3)%
Activision Blizzard, Inc.	(189)	(12,192)
Adobe Systems, Inc.*	(28)	(4,177)
Akamai Technologies, Inc.*	(44)	(2,144)
Alliance Data Systems Corp.	(15)	(3,323)
ANSYS, Inc.*	(5)	(614)
Cadence Design Systems, Inc.*	(70)	(2,763)
DXC Technology Co.	(71)	(6,097)
Facebook, Inc., Class A*	(45)	(7,689)
Fidelity National Information Services, Inc.	(84)	(7,845)
Fiserv, Inc.*	(26)	(3,353)
Gartner, Inc.*	(23)	(2,861)
Global Payments, Inc.	(38)	(3,611)
PayPal Holdings, Inc.*	(137)	(8,772)
salesforce.com, Inc.*	(23)	(2,149)
Synopsys, Inc.*	(6)	(483)
Verisign, Inc.*	(35)	(3,724)

The accompanying notes are an integral part of the financial statements.

GOTHAM ABSOLUTE 500 CORE FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	(118)	$(2,266)

		(74,063)

Technology Hardware & Equipment — (0.4)%
Amphenol Corp., Class A	(29)	(2,455)
Corning, Inc.	(226)	(6,762)

		(9,217)

Telecommunication Services — (0.2)%
Level 3 Communications, Inc.*	(94)	(5,009)

Transportation — (0.3)%
American Airlines Group, Inc.	(130)	(6,174)
Kansas City Southern	(6)	(652)

		(6,826)

Utilities — (2.0)%
Alliant Energy Corp.	(57)	(2,369)
American Electric Power Co., Inc.	(57)	(4,004)
American Water Works Co., Inc.	(45)	(3,641)
Consolidated Edison, Inc.	(76)	(6,132)
Duke Energy Corp.	(9)	(755)
Entergy Corp.	(45)	(3,436)
Eversource Energy	(79)	(4,775)
Exelon Corp.	(38)	(1,431)
PG&E Corp.	(128)	(8,716)
Pinnacle West Capital Corp.	(27)	(2,283)
PPL Corp.	(172)	(6,527)
SCANA Corp.	(6)	(291)

		(44,360)

TOTAL COMMON STOCK (Proceeds $1,123,503)		(1,143,038)

TOTAL SECURITES SOLD SHORT - (51.0)%		(1,143,038)

(Proceeds $1,123,503)

OTHER ASSETS IN EXCESS OF LIABILITIES - 39.0%		873,856

NET ASSETS - 100.0%		$2,238,600

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 172.7%
COMMON STOCKS — 172.7%
Automobiles & Components — 3.9%
BorgWarner, Inc.†(a)	19,740	$1,011,280
Cooper-Standard Holdings, Inc.†(a)*	4,453	516,414
Delphi Automotive PLC (Jersey)†	55,727	5,483,537
Dorman Products, Inc.(a)*	533	38,173
General Motors Co.†(a)(b)	356,942	14,413,318
Gentex Corp.†(a)	111,064	2,199,067
Goodyear Tire & Rubber Co. (The)(a)	11,808	392,616
Harley-Davidson, Inc.(a)	55,985	2,699,037
Lear Corp.†(a)(b)	17,914	3,100,555
Motorcar Parts of America, Inc.(a)*	5,332	157,081
Standard Motor Products, Inc.(a)	5,121	247,088
Tenneco, Inc.(a)	3,116	189,048
Thor Industries, Inc.(a)	5,845	735,944
Visteon Corp.(b)*	14,482	1,792,437
Winnebago Industries, Inc.†(a)	47,188	2,111,663

		35,087,258

Capital Goods — 22.2%
3M Co.†(a)	6,328	1,328,247
Acuity Brands, Inc.(a)	15,293	2,619,385
Aerovironment, Inc.(a)*	5,346	289,325
Allegion PLC (Ireland)†(a)	25,708	2,222,971
Allison Transmission Holdings, Inc.(a)	103,772	3,894,563
American Woodmark Corp.†(a)*	6,112	588,280
AMETEK, Inc.†(a)	91,870	6,067,095
Applied Industrial Technologies, Inc.(a)	13,836	910,409
Arconic, Inc.(a)(b)	249,040	6,196,115
Argan, Inc.†(a)	38,461	2,586,502
Atkore International Group, Inc.(a)*	14,329	279,559
Barnes Group, Inc.†(a)	4,355	306,766
Blue Bird Corp.(a)*	320	6,592
Boeing Co. (The)(b)	62,367	15,854,315
Briggs & Stratton Corp.(a)	3,309	77,762
BWX Technologies, Inc.(a)	13,979	783,103
Caterpillar, Inc.†(a)	120,330	15,006,354
Chart Industries, Inc.†*	20,952	821,947
Continental Building Products, Inc.†(a)*	53,618	1,394,068
Crane Co.(a)(b)	26,323	2,105,577
CSW Industrials, Inc.*	643	28,517
Cummins, Inc.(a)(b)	59,441	9,987,871
Curtiss-Wright Corp.†	2,487	259,991
Deere & Co.(a)(b)	24,056	3,021,193

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
DigitalGlobe, Inc.†(a)*	31,997	$1,127,894
Donaldson Co., Inc.(a)	3,173	145,768
EMCOR Group, Inc.†(a)	39,520	2,741,898
Emerson Electric Co.†	15,468	972,009
EnerSys†	15,078	1,042,945
Engility Holdings, Inc.(a)*	536	18,588
Fastenal Co.(a)	92,463	4,214,464
Flowserve Corp.(a)	14,894	634,335
Fortive Corp.†	28,093	1,988,703
Fortune Brands Home & Security, Inc.(a)	16,972	1,141,028
General Cable Corp.(a)	3,316	62,507
General Electric Co.†(a)	1,010	24,422
Gibraltar Industries, Inc.†(a)*	51,763	1,612,417
GMS, Inc.*	40,803	1,444,426
Gorman-Rupp Co. (The)(a)	4,566	148,715
Graco, Inc.(a)	3,463	428,338
Griffon Corp.(a)	260	5,772
Harsco Corp.*	59,381	1,241,063
HD Supply Holdings, Inc.(a)*	23,891	861,748
Hillenbrand, Inc.†(a)	42,990	1,670,162
Honeywell International, Inc.†(a)	67,367	9,548,599
Hubbell, Inc.†	14,999	1,740,184
Huntington Ingalls Industries, Inc.†	2	453
IDEX Corp.(a)	3,992	484,908
Illinois Tool Works, Inc.†(a)	35,176	5,204,641
Ingersoll-Rand PLC (Ireland)†	65,676	5,856,329
Jacobs Engineering Group, Inc.†(b)	71,901	4,189,671
Kadant, Inc.	1,971	194,242
Kennametal, Inc.(a)	62,834	2,534,724
L3 Technologies, Inc.†	2,622	494,063
Lockheed Martin Corp.(a)(b)	25,963	8,056,059
Masco Corp.†(a)	74,849	2,919,859
Meritor, Inc.(a)*	46,353	1,205,642
Moog, Inc., Class A†(a)*	5,452	454,860
MSC Industrial Direct Co., Inc., Class A(a)	8,574	647,937
Mueller Industries, Inc.	9,368	327,412
Mueller Water Products, Inc., Class A†	75,548	967,014
Northrop Grumman Corp.†(a)	6,021	1,732,362
Oshkosh Corp.†	19,687	1,624,965
PACCAR, Inc.(a)(b)	45,811	3,313,968
Pentair PLC (Ireland)†(b)	77,166	5,244,201

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Primoris Services Corp.	18,102	$532,561
Regal Beloit Corp.†	17,545	1,386,055
Rexnord Corp.†(a)*	78,524	1,995,295
Rockwell Automation, Inc.(a)(b)	49,289	8,783,793
Rush Enterprises, Inc., Class A(a)*	13,263	613,944
Snap-on, Inc.(a)	21,034	3,134,276
Spirit AeroSystems Holdings, Inc., Class A†(a)	54,058	4,201,388
SPX Corp.†*	51,499	1,510,981
SPX FLOW, Inc.(a)*	15,621	602,346
Stanley Black & Decker, Inc.†	1,352	204,111
Terex Corp.(a)	64,682	2,911,984
Textainer Group Holdings Ltd. (Bermuda)(a)*	10,928	187,415
Textron, Inc.†(a)	66,586	3,587,654
Toro Co. (The)	2,027	125,796
TransDigm Group, Inc.(a)	12,679	3,241,386
TriMas Corp.(a)*	15,384	415,368
Tutor Perini Corp.(a)*	1,224	34,762
United Rentals, Inc.†*	2	277
United Technologies Corp.†(a)	21,825	2,533,446
Univar, Inc.†*	11,116	321,586
USG Corp.(a)*	13,500	440,775
Valmont Industries, Inc.(a)	1,600	252,960
Wabash National Corp.(a)	125,357	2,860,647
Watts Water Technologies, Inc., Class A(a)	5,116	354,027
Welbilt, Inc.(a)*	468	10,787
WW Grainger, Inc.(a)	22,768	4,092,548

		199,241,970

Commercial & Professional Services — 3.2%
Copart, Inc.(a)(b)*	42,689	1,467,221
Deluxe Corp.(a)	14,733	1,074,920
Herman Miller, Inc.(a)	4,627	166,109
ICF International, Inc.†*	2,588	139,623
KAR Auction Services, Inc.†	48,808	2,330,094
Kelly Services, Inc., Class A†(a)	11,810	296,313
Kimball International, Inc., Class B	3,322	65,676
Korn/Ferry International†(a)	37,317	1,471,409
LSC Communications, Inc.(a)	2,907	47,995
ManpowerGroup, Inc.†	1,978	233,048
MSA Safety, Inc.(a)	8,002	636,239
Quad/Graphics, Inc.†(a)	35,893	811,541
Republic Services, Inc.†(a)	48,408	3,197,832

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Robert Half International, Inc.†(a)	76,775	$3,864,854
RPX Corp.(a)*	21,916	291,044
SP Plus Corp.(a)*	14,463	571,288
Stericycle, Inc.(b)*	14,640	1,048,517
Tetra Tech, Inc.(a)(b)	34,591	1,610,211
TransUnion(a)*	28,049	1,325,596
TriNet Group, Inc.(a)*	11,376	382,461
TrueBlue, Inc.†*	18,140	407,243
Verisk Analytics, Inc.(a)*	34,033	2,831,205
VSE Corp.(a)	731	41,565
Waste Management, Inc.†(b)	56,211	4,399,635
West Corp.(a)	797	18,706

		28,730,345

Consumer Durables & Apparel — 5.1%
Brunswick Corp	15,745	881,248
Cavco Industries, Inc.†(a)*	9,602	1,416,775
Coach, Inc.	131,665	5,303,466
Crocs, Inc.(a)*	22,531	218,551
DR Horton, Inc.†	108,462	4,330,888
Ethan Allen Interiors, Inc.(a)	13,054	422,950
Garmin Ltd. (Switzerland)†(a)	98,763	5,330,239
Gildan Activewear, Inc. (Canada)	8,500	265,880
Hasbro, Inc.(a)(b)	22,713	2,218,379
Johnson Outdoors, Inc., Class A(a)	1,142	83,686
La-Z-Boy, Inc.(b)	21,309	573,212
Michael Kors Holdings Ltd. (British Virgin Islands)†*	73,209	3,503,051
NIKE, Inc., Class B(b)	28,589	1,482,340
Oxford Industries, Inc.(a)	4,322	274,620
PulteGroup, Inc.(a)(b)	139,218	3,804,828
PVH Corp.(b)	6,276	791,153
Ralph Lauren Corp.†(a)(b)	57,759	5,099,542
TopBuild Corp.(a)(b)*	40,923	2,666,952
Tupperware Brands Corp.(a)(b)	16,986	1,050,075
Whirlpool Corp.†(a)	24,596	4,536,486
Wolverine World Wide, Inc.(a)	45,358	1,308,578

		45,562,899

Consumer Services — 7.2%
Adtalem Global Education, Inc.(a)(b)	60,364	2,164,049
Bob Evans Farms, Inc.(a)	29,173	2,261,199
Boyd Gaming Corp.(a)	72,905	1,899,175
Brinker International, Inc.(a)	23,252	740,809
Buffalo Wild Wings, Inc.(a)*	147	15,538
Capella Education Co.†(a)	5,816	407,992

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Cheesecake Factory, Inc. (The)(a)	19,738	$831,365
Choice Hotels International, Inc.	11,077	707,820
Churchill Downs, Inc.(a)	4,486	925,013
Cracker Barrel Old Country Store, Inc.(a)	8,120	1,231,154
Darden Restaurants, Inc.†	7,832	617,005
DineEquity, Inc.(a)	30,855	1,326,148
Eldorado Resorts, Inc.(a)*	42,566	1,091,818
Graham Holdings Co., Class B†	876	512,548
Grand Canyon Education, Inc.(a)*	2,418	219,603
Hilton Worldwide Holdings, Inc.†(a)(b)	109,839	7,628,319
Jack in the Box, Inc.†(a)	6,567	669,309
K12, Inc.(a)*	9,065	161,720
La Quinta Holdings, Inc.†*	8,852	154,910
Las Vegas Sands Corp.(a)	9,232	592,325
Marriott International, Inc., Class A(a)(b)	73,689	8,124,949
McDonald’s Corp.†	26,219	4,107,993
Regis Corp.(a)*	1,128	16,097
Royal Caribbean Cruises Ltd. (Liberia)†(a)	63,362	7,510,931
Ruth’s Hospitality Group, Inc.(a)	3,954	82,836
Service Corp. International(a)	11,424	394,128
Sonic Corp.†	39,612	1,008,125
Speedway Motorsports, Inc.(a)	278	5,921
Stars Group, Inc. (The) (Canada)*	888	18,204
Vail Resorts, Inc.(a)(b)	19,560	4,462,027
Weight Watchers International, Inc.†(a)*	57,023	2,483,352
Wyndham Worldwide Corp.†(a)	59,775	6,300,883
Yum! Brands, Inc.†(a)(b)	86,620	6,376,098

		65,049,363

Energy — 3.9%
Archrock, Inc.†	157,676	1,978,834
Cenovus Energy, Inc. (Canada)	39,104	391,822
Chevron Corp.†(a)	13,003	1,527,852
CONSOL Energy, Inc.†(a)*	74,447	1,261,132
CVR Energy, Inc.(a)	100,972	2,615,175
Delek US Holdings, Inc.†(a)	71,415	1,908,923
Diamond Offshore Drilling, Inc.(a)*	15,938	231,101
Exterran Corp.†*	49,263	1,557,203
Fairmount Santrol Holdings, Inc.(a)*	167,888	802,505
Halliburton Co.†(a)	12,366	569,207
Imperial Oil Ltd. (Canada)(a)	26,070	832,676

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
McDermott International, Inc. (Panama)†(a)*	366,701	$2,665,916
Occidental Petroleum Corp.(b)	43,336	2,782,605
Oceaneering International, Inc.(a)	55,511	1,458,274
ONEOK, Inc.†(a)	27,540	1,525,991
Par Pacific Holdings, Inc.(a)*	1,353	28,142
Phillips 66(a)	2,538	232,506
REX American Resources Corp.†*	3,136	294,251
Rowan Cos. PLC, Class A (United Kingdom)†*	57,807	742,820
Ship Finance International Ltd. (Bermuda)(a)	151,831	2,201,550
Tidewater, Inc.(a)*	1,215	35,332
TransCanada Corp. (Canada)	72,077	3,562,766
Transocean Ltd. (Switzerland)(a)*	456,951	4,916,793
Valero Energy Corp.†(a)	14,740	1,133,948

		35,257,324

Food & Staples Retailing — 5.0%
CVS Health Corp.†	174,147	14,161,634
Kroger Co. (The)†(a)	158,772	3,184,966
SUPERVALU, Inc.(a)*	2	44
Sysco Corp.†(a)	149,425	8,061,479
United Natural Foods, Inc.(a)*	29,808	1,239,715
Walgreens Boots Alliance, Inc.†	107,852	8,328,331
Wal-Mart Stores, Inc.†	123,110	9,619,815

		44,595,984

Food, Beverage & Tobacco — 7.0%
Altria Group, Inc.†	159,936	10,143,141
Brown-Forman Corp., Class B†(a)	45,375	2,463,862
Coca-Cola Co. (The)†(b)	114,577	5,157,111
Conagra Brands, Inc.†(a)(b)	125,026	4,218,377
Dean Foods Co.(a)	44,794	487,359
Dr Pepper Snapple Group, Inc.†	63,617	5,628,196
Flowers Foods, Inc.(a)	49,815	937,020
General Mills, Inc.†(a)	63,379	3,280,497
Hershey Co. (The)(a)	3,689	402,728
Hormel Foods Corp.(a)	130,472	4,193,370
Ingredion, Inc.†(a)	14,575	1,758,328
JM Smucker Co. (The)(a)(b)	10,150	1,065,040
Kellogg Co.(a)	103,501	6,455,357
Kraft Heinz Co. (The)†	44,853	3,478,350
Lamb Weston Holdings, Inc.	5,242	245,797
Molson Coors Brewing Co., Class B(b)	45,324	3,700,251

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Mondelez International, Inc., Class A†	41,774	$1,698,531
PepsiCo, Inc.†	27,272	3,038,919
Philip Morris International, Inc.†(a)	7,002	777,292
Sanderson Farms, Inc.(a)	17,926	2,895,408
SunOpta, Inc. (Canada)*	3,447	29,989
TreeHouse Foods, Inc.(a)*	12,444	842,832
Universal Corp.†	2,150	123,195

		63,020,950

Health Care Equipment & Services — 12.6%
Abaxis, Inc.(a)	2,500	111,625
Abbott Laboratories†(a)	16,530	882,041
Acadia Healthcare Co., Inc.(a)*	46,856	2,237,842
Allscripts Healthcare Solutions, Inc.(a)*	13,024	185,331
AmerisourceBergen Corp.†(a)(b)	67,562	5,590,756
AMN Healthcare Services, Inc.(a)*	63,528	2,903,230
Analogic Corp.†(a)	6,881	576,284
AngioDynamics, Inc.(a)*	16,683	285,112
Anika Therapeutics, Inc.†(a)*	10,868	630,344
Baxter International, Inc.(b)	68,267	4,283,754
Becton Dickinson and Co.(a)	9,164	1,795,686
Boston Scientific Corp.†(a)*	13,441	392,074
Cerner Corp.†(a)(b)*	55,121	3,931,230
Chemed Corp.†(a)	4,636	936,704
Community Health Systems, Inc.†(a)*	113,775	873,792
CONMED Corp.(a)	20,658	1,083,925
Cooper Cos., Inc. (The)†	1,073	254,419
CorVel Corp.*	562	30,573
Cotiviti Holdings, Inc.(a)(b)*	71,558	2,574,657
CR Bard, Inc.†(a)	4,129	1,323,344
Danaher Corp.(a)	11,422	979,779
Express Scripts Holding Co.†(a)*	187,655	11,882,315
Globus Medical, Inc., Class A(a)*	79,742	2,369,932
Haemonetics Corp.(a)*	9,326	418,458
Halyard Health, Inc.†(a)*	48,426	2,180,623
HCA Healthcare, Inc.†(b)*	78,165	6,221,152
HealthSouth Corp.†(a)	5,342	247,602
Hill-Rom Holdings, Inc.(a)(b)	27,930	2,066,820
Hologic, Inc.(a)(b)*	77,026	2,826,084
ICU Medical, Inc.†*	941	174,885
IDEXX Laboratories, Inc.(a)*	1,275	198,250
Inogen, Inc.(a)*	1,359	129,241
Integer Holdings Corp.†(a)*	43,165	2,207,890

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Kindred Healthcare, Inc.†	12,975	$88,230
Laboratory Corp. of America Holdings†(a)*	32,085	4,843,872
Landauer, Inc.	87	5,855
Lantheus Holdings, Inc.(a)*	9,738	173,336
LHC Group, Inc.(a)*	10,241	726,292
LifePoint Health, Inc.(a)*	6,860	397,194
Masimo Corp.†(a)*	17,018	1,473,078
McKesson Corp.†	58,089	8,923,051
MEDNAX, Inc.(a)*	11,706	504,763
Medtronic PLC (Ireland)†	70,453	5,479,130
Meridian Bioscience, Inc.†(a)	52,211	746,617
National HealthCare Corp.(a)	280	17,520
Omnicell, Inc.(a)*	3,669	187,302
Patterson Cos., Inc.(a)	9,889	382,210
Quality Systems, Inc.(a)*	31,593	496,958
Quest Diagnostics, Inc.†(a)	39,098	3,661,137
Select Medical Holdings Corp.†*	23,994	460,685
STERIS PLC (United Kingdom)†(a)(b)	23,757	2,100,119
Stryker Corp.(a)(b)	13,442	1,909,033
Tivity Health, Inc.(a)*	31,132	1,270,186
Universal Health Services, Inc., Class B†(a)	26,154	2,901,525
Varian Medical Systems, Inc.†(a)*	73,171	7,321,490
Veeva Systems, Inc., Class A*	36,226	2,043,509
Zimmer Biomet Holdings, Inc.†	37,551	4,396,847

		113,295,693

Household & Personal Products — 3.2%
Avon Products, Inc.*	34,925	81,375
Central Garden & Pet Co., Class A†*	20,700	769,833
Church & Dwight Co., Inc.†(a)	34,503	1,671,670
Clorox Co. (The)(a)	58,502	7,716,999
Colgate-Palmolive Co.†(a)(b)	38,408	2,798,023
Edgewell Personal Care Co.(a)*	10,150	738,616
Estee Lauder Cos., Inc. (The), Class A†(a)(b)	59,507	6,417,235
Kimberly-Clark Corp.†(a)	69,379	8,164,521
Procter & Gamble Co. (The)(a)	1,619	147,297

		28,505,569

Materials — 4.3%
Advansix, Inc.(a)*	1,905	75,724
AptarGroup, Inc.(a)	3,277	282,838
Ashland Global Holdings, Inc.†	21,643	1,415,236
Ball Corp.(a)	7,471	308,552

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Bemis Co., Inc.(a)	13,902	$633,514
Chase Corp.(a)	122	13,591
Chemours Co. (The)†	4,523	228,909
Domtar Corp.†(a)(b)	65,376	2,836,665
Eagle Materials, Inc.(a)	377	40,226
FMC Corp.(a)	1,093	97,616
FutureFuel Corp.	11,656	183,465
Huntsman Corp.†(a)	26,838	735,898
Innophos Holdings, Inc.†	8,970	441,234
Koppers Holdings, Inc.†*	6,894	318,158
Kronos Worldwide, Inc.(a)	51,464	1,174,923
Louisiana-Pacific Corp.†(a)*	168,751	4,569,777
LyondellBasell Industries NV, Class A (Netherlands)	19,636	1,944,946
Martin Marietta Materials, Inc.(b)	9,075	1,871,537
Methanex Corp. (Canada)(a)	126,383	6,357,065
Minerals Technologies, Inc.†	13,056	922,406
Myers Industries, Inc.	888	18,604
Neenah Paper, Inc.(a)	1,326	113,439
Olin Corp.(a)	6,847	234,510
Packaging Corp. of America†(b)	30,924	3,546,364
Quaker Chemical Corp.(a)	906	134,043
Scotts Miracle-Gro Co. (The)(a)	9,632	937,579
Trinseo SA (Luxembourg)†	8,162	547,670
Tronox Ltd., Class A (Australia)(a)	95,483	2,014,691
Westlake Chemical Corp.(a)(b)	63,035	5,237,578
WR Grace & Co.(b)	21,241	1,532,538

		38,769,296

Media — 8.4%
AMC Networks, Inc., Class A†(a)*	10,729	627,325
CBS Corp., Class B, non-voting shares†	93,970	5,450,260
Comcast Corp., Class A†	230,434	8,867,100
Discovery Communications, Inc., Class A(a)*	171,444	3,650,043
DISH Network Corp., Class A†(a)*	69,854	3,788,182
Gannett Co., Inc.(a)	87,101	783,909
Interpublic Group of Cos., Inc. (The)†	81,859	1,701,849
Loral Space & Communications, Inc.(a)*	549	27,176
MSG Networks, Inc., Class A†(a)*	110,691	2,346,649
News Corp., Class A(a)(b)	253,431	3,360,495
Omnicom Group, Inc.(a)	104,546	7,743,722

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Scripps Networks Interactive, Inc., Class A(a)	38,439	$3,301,526
TEGNA, Inc.†	18,421	245,552
Time Warner, Inc.†	100,014	10,246,434
Tribune Media Co., Class A	17,540	716,684
Twenty-First Century Fox, Inc., Class A†(b)	482,076	12,717,165
Viacom, Inc., Class B†(a)	36,872	1,026,516
Walt Disney Co. (The)†(a)	85,261	8,404,177

		75,004,764

Pharmaceuticals, Biotechnology & Life Sciences — 15.8%
AbbVie, Inc.†(a)	147,346	13,093,165
Acorda Therapeutics, Inc.(a)*	54,290	1,283,958
Agilent Technologies, Inc.†	16,526	1,060,969
Akorn, Inc.†*	30,149	1,000,645
Alexion Pharmaceuticals, Inc.(a)*	6,481	909,219
AMAG Pharmaceuticals, Inc.†*	52,597	970,415
Amgen, Inc.†(a)	72,016	13,427,383
Biogen, Inc.†*	21,001	6,575,833
BioMarin Pharmaceutical, Inc.(a)*	3,023	281,351
Bio-Techne Corp.(a)	3,526	426,258
Bioverativ, Inc.†(a)(b)*	56,396	3,218,520
Bluebird Bio, Inc.(a)*	13,434	1,845,160
Bristol-Myers Squibb Co.†(a)(b)	49,741	3,170,491
Catalent, Inc.*	21,262	848,779
Celgene Corp.†(a)(b)*	54,542	7,953,314
Charles River Laboratories International, Inc.(a)*	10,966	1,184,547
Eagle Pharmaceuticals, Inc.(a)*	12,174	726,057
Emergent BioSolutions, Inc.†(a)*	32,709	1,323,079
Enanta Pharmaceuticals, Inc.†*	3,504	163,987
Endo International PLC (Ireland)†*	63,450	543,449
Exact Sciences Corp.(a)*	98,536	4,643,016
Exelixis, Inc.(a)(b)*	204,535	4,955,883
Gilead Sciences, Inc.†	160,085	12,970,087
ImmunoGen, Inc.(a)*	34,425	263,351
Immunomedics, Inc.(a)*	142,578	1,993,240
Incyte Corp.†*	23,960	2,797,090
Innoviva, Inc.(a)*	137,590	1,942,771
Ionis Pharmaceuticals, Inc.(a)*	92,503	4,689,902
Ironwood Pharmaceuticals, Inc.(a)*	23,967	377,960
Jazz Pharmaceuticals PLC (Ireland)†*	9,942	1,454,018
Johnson & Johnson†(a)	17,628	2,291,816

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Kite Pharma, Inc.(a)*	20,888	$3,755,871
Ligand Pharmaceuticals, Inc.†(a)*	16,995	2,313,869
Merck & Co., Inc.†	52,542	3,364,264
MiMedx Group, Inc.(a)*	143,995	1,710,661
Mylan NV (Netherlands)†*	14,109	442,599
Myriad Genetics, Inc.(a)*	49,155	1,778,428
PAREXEL International Corp.(b)*	14,246	1,254,788
PerkinElmer, Inc.†(a)	40,548	2,796,596
Perrigo Co. PLC (Ireland)†(a)	59,420	5,029,903
Pfizer, Inc.†	11,822	422,045
Phibro Animal Health Corp., Class A†(a)	12,077	447,453
PRA Health Sciences, Inc.†*	4,946	376,737
Prestige Brands Holdings, Inc.†(a)*	23,706	1,187,434
Regeneron Pharmaceuticals, Inc.†*	6,076	2,716,701
Repligen Corp.†(a)*	41,905	1,605,800
Supernus Pharmaceuticals, Inc.(a)*	22,015	880,600
United Therapeutics Corp.†(a)(b)*	18,513	2,169,538
Valeant Pharmaceuticals International, Inc. (Canada)*	42,291	606,030
Vanda Pharmaceuticals, Inc.†*	46,593	834,015
Vertex Pharmaceuticals, Inc.†*	27,892	4,240,700
Waters Corp.†(a)*	23,786	4,270,063
Xencor, Inc.†*	32,805	751,891
Zoetis, Inc.†	2,275	145,054

		141,486,753

Retailing — 12.8%
Aaron’s, Inc.†	53,623	2,339,571
Advance Auto Parts, Inc.(a)(b)	47,526	4,714,579
Asbury Automotive Group, Inc.(a)*	22,626	1,382,449
AutoNation, Inc.(a)*	41,171	1,953,976
AutoZone, Inc.†(a)*	8,038	4,783,494
Best Buy Co., Inc.(a)	80,529	4,586,932
Big Lots, Inc.(a)	7,818	418,810
Buckle, Inc. (The)(a)	11,360	191,416
CarMax, Inc.(a)*	66,895	5,071,310
Chico’s FAS, Inc.(a)	60,211	538,888
Dollar General Corp.†(a)	55,176	4,472,015
Dollar Tree, Inc.†*	44,160	3,833,971
Expedia, Inc.(a)	5,715	822,617
Foot Locker, Inc.(a)	10,998	387,350
Gap, Inc. (The)(a)	138,271	4,083,143
Genuine Parts Co.(a)	42,463	4,061,586

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Home Depot, Inc. (The)†(a)(b)	67,626	$11,060,909
HSN, Inc.†	8,847	345,475
JC Penney Co., Inc.(a)*	275,120	1,048,207
Kohl’s Corp.(a)	3,990	182,144
L Brands, Inc.(a)(b)	10,372	431,579
LKQ Corp.(a)(b)*	146,536	5,273,831
Lowe’s Cos., Inc.(b)	165,647	13,241,821
Macy’s, Inc.(a)	23,351	509,519
Monro, Inc.(a)	2,011	112,717
Nordstrom, Inc.(a)	11,478	541,188
Nutrisystem, Inc.(a)	57,025	3,187,698
O’Reilly Automotive, Inc.(a)(b)*	24,643	5,307,363
PetMed Express, Inc.(a)	19,040	631,176
Priceline Group, Inc. (The)†(a)*	1,498	2,742,568
RH(a)*	25,247	1,775,369
Ross Stores, Inc.†(a)	106,784	6,895,043
Sally Beauty Holdings, Inc.(a)*	5,093	99,721
Signet Jewelers Ltd. (Bermuda)(a)	47,185	3,140,162
Tailored Brands, Inc.(a)	42,195	609,296
Target Corp.†(a)(b)	74,690	4,407,457
Tiffany & Co.(a)	6,835	627,316
TJX Cos., Inc. (The)†(b)	86,871	6,404,999
Tractor Supply Co.(a)	13,834	875,554
Urban Outfitters, Inc.(a)*	63,628	1,520,709

		114,613,928

Semiconductors & Semiconductor Equipment — 13.1%
Advanced Energy Industries, Inc.(a)*	26,947	2,176,240
Analog Devices, Inc.(a)	20,251	1,745,029
Applied Materials, Inc.†(b)	370,652	19,307,263
Axcelis Technologies, Inc.*	26,747	731,530
Broadcom Ltd. (Singapore)	4	970
Cabot Microelectronics Corp.(a)	9,142	730,720
Diodes, Inc.(a)*	20,096	601,473
Intel Corp.†(a)(b)	262,925	10,012,184
KLA-Tencor Corp.(a)	74,986	7,948,516
Lam Research Corp.(a)(b)	82,273	15,223,796
Marvell Technology Group Ltd. (Bermuda)(b)	138,321	2,475,946
Maxim Integrated Products, Inc.†(a)	47,392	2,261,072
Microchip Technology, Inc.(a)	42,633	3,827,591
Micron Technology, Inc.*	290,012	11,406,172
Microsemi Corp.(a)*	1,525	78,507
MKS Instruments, Inc.†(a)	23,907	2,258,016
ON Semiconductor Corp.(a)(b)*	236,135	4,361,413

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
QUALCOMM, Inc.†	132,474	$6,867,452
Rudolph Technologies, Inc.†*	9,752	256,478
Skyworks Solutions, Inc.(a)(b)	85,865	8,749,644
Synaptics, Inc.(a)*	6,107	239,272
Teradyne, Inc.†	69,036	2,574,352
Texas Instruments, Inc.†(a)(b)	83,920	7,522,589
Xcerra Corp.†*	41,721	410,952
Xilinx, Inc.†(a)(b)	84,451	5,981,664

		117,748,841

Software & Services — 18.8%
Accenture PLC, Class A (Ireland)†	38,774	5,237,204
ACI Worldwide, Inc.(a)*	19,489	443,959
Adobe Systems, Inc.*	16,307	2,432,678
Alphabet, Inc., Class A†(b)*	6,496	6,325,285
Amdocs, Ltd. (Guernsey)	12,488	803,228
ANSYS, Inc.†(a)*	24,520	3,009,340
Appfolio, Inc., Class A(a)*	5,728	274,658
Aspen Technology, Inc.†(a)*	47,136	2,960,612
Automatic Data Processing, Inc.†(b)	39,424	4,309,832
AVG Technologies NV (Netherlands)*	26,913	666,097
Bankrate, Inc.†*	49,103	684,987
Blackbaud, Inc.(a)	1,708	149,962
Blucora, Inc.†(a)*	83,453	2,111,361
Broadridge Financial Solutions, Inc.†(a)	21,873	1,767,776
CA, Inc.†(a)	167,137	5,579,033
CACI International, Inc., Class A†(a)*	16,186	2,255,519
Cadence Design Systems, Inc.†(a)*	34,366	1,356,426
Cars.com, Inc.(a)*	87,981	2,341,174
CDK Global, Inc.(a)(b)	45,240	2,854,192
CGI Group, Inc., Class A (Canada)*	2,764	143,369
Citrix Systems, Inc.†(a)*	68,243	5,242,427
CommerceHub, Inc., Class A(a)*	191	4,311
Convergys Corp.(a)	36,000	932,040
CoStar Group, Inc.(a)*	1,241	332,898
CSRA, Inc.†(a)	88,979	2,871,352
eBay, Inc.†(a)*	164,910	6,342,439
Electronic Arts, Inc.†(b)*	95,776	11,307,315
Facebook, Inc., Class A†*	16,795	2,869,762
Fair Isaac Corp.†	7,260	1,020,030
Fidelity National Information Services, Inc.†	10,791	1,007,771
Fiserv, Inc.(a)*	16,732	2,157,759
Guidewire Software, Inc.(a)*	6,570	511,540

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
IAC/InterActiveCorp.†(a)*	17,660	$2,076,463
International Business Machines Corp.†	59,371	8,613,545
Intuit, Inc.(a)	85,208	12,111,465
j2 Global, Inc.(a)	39,952	2,951,654
Jack Henry & Associates, Inc.	7,635	784,802
LogMeIn, Inc.(a)	4	440
Manhattan Associates, Inc.†*	10,569	439,353
ManTech International Corp., Class A(a)	4,010	177,042
Mastercard, Inc., Class A(a)	7,516	1,061,259
MAXIMUS, Inc.†	15,210	981,045
Microsoft Corp.†(b)	40,389	3,008,577
MicroStrategy, Inc., Class A†(a)*	5,975	763,067
NIC, Inc.†(a)	68,780	1,179,577
Nuance Communications, Inc.†(b)*	56,341	885,681
Open Text Corp. (Canada)†	21,897	707,054
Oracle Corp.†	188,995	9,137,908
Paychex, Inc.(b)	107,720	6,458,891
Pegasystems, Inc.(a)	10,552	608,323
Progress Software Corp.(a)(b)	54,077	2,064,119
Qualys, Inc.(a)*	12,235	633,773
Red Hat, Inc.(a)*	6,689	741,543
Sabre Corp.(a)	7,996	144,728
Shopify, Inc., Class A (Canada)*	2,080	242,299
SS&C Technologies Holdings, Inc.(a)(b)	58,019	2,329,463
Stamps.com, Inc.†(a)*	10,754	2,179,298
Symantec Corp.(a)	45,809	1,502,993
Synopsys, Inc.†(b)*	46,706	3,761,234
Take-Two Interactive Software, Inc.(a)*	2,905	296,978
TeleTech Holdings, Inc.(a)	405	16,909
TiVo Corp.(a)	782	15,523
Total System Services, Inc.(b)	47,233	3,093,762
Trade Desk, Inc. (The), Class A(a)(b)*	59,218	3,642,499
Travelport Worldwide Ltd. (Bermuda)†(a)	97,446	1,529,902
Tucows, Inc., Class A(a)*	2,061	120,672
VeriSign, Inc.(a)*	34,096	3,627,473
Visa, Inc., Class A(a)(b)	27,097	2,851,688
VMware, Inc., Class A(a)*	26,023	2,841,451
Web.com Group, Inc.(a)(b)*	59,011	1,475,275
Western Union Co. (The)(a)	158,784	3,048,653

		168,412,717

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 13.7%
Amphenol Corp., Class A(a)	2,480	$209,907
Anixter International, Inc.†(a)*	12,325	1,047,625
Apple, Inc.†	49,399	7,613,374
Arista Networks, Inc.†(a)*	8,239	1,562,197
Avnet, Inc.(b)	62,509	2,456,604
AVX Corp.(a)	43,605	794,919
Badger Meter, Inc.(a)	3,554	174,146
Benchmark Electronics, Inc.†*	64,734	2,210,666
CDW Corp.(a)	4,450	293,700
Cisco Systems, Inc.†	471,351	15,851,534
Coherent, Inc.(a)*	7,241	1,702,866
CommScope Holding Co., Inc.†*	46,440	1,542,272
Dolby Laboratories, Inc., Class A(a)	19,416	1,116,808
EchoStar Corp., Class A(b)*	22,076	1,263,409
ePlus, Inc.*	1,907	176,302
Extreme Networks, Inc.(a)*	74,147	881,608
F5 Networks, Inc.†(a)*	35,996	4,339,678
FLIR Systems, Inc.(a)(b)	44,767	1,741,884
Harris Corp.(b)	61,914	8,152,836
Hewlett Packard Enterprise Co.†(a)(b)	554,390	8,155,077
HP, Inc.†(a)(b)	646,687	12,907,873
InterDigital, Inc.†	10,127	746,866
IPG Photonics Corp.(a)*	2,145	396,954
Itron, Inc.*	11,353	879,290
Jabil, Inc.(a)	24,190	690,624
Juniper Networks, Inc.†	237,362	6,605,784
Methode Electronics, Inc.(a)	2,736	115,870
Motorola Solutions, Inc.†(a)	34,469	2,925,384
NetApp, Inc.†(a)	125,050	5,472,188
OSI Systems, Inc.(a)*	12,389	1,131,983
Plantronics, Inc.†	12,488	552,219
Rogers Corp.*	6,100	813,008
Sanmina Corp.†*	20,543	763,172
Seagate Technology PLC (Ireland)(a)	84,207	2,793,146
TE Connectivity Ltd. (Switzerland)†	51,878	4,308,987
Trimble, Inc.(a)*	19,834	778,484
TTM Technologies, Inc.†*	10,092	155,114
Viavi Solutions, Inc.(a)*	54,691	517,377
Vishay Intertechnology, Inc.(a)	156,218	2,936,898
Western Digital Corp.†(b)	104,068	8,991,475
Xerox Corp.†	110,571	3,680,909
Zebra Technologies Corp., Class A†(a)*	29,592	3,213,099

		122,664,116

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.6%
AT&T, Inc.†	164,946	$6,460,935
CenturyLink, Inc.(a)	80,708	1,525,381
Cogent Communications Holdings, Inc.(a)	9,788	478,633
Intelsat SA (Luxembourg)*	1,260	5,922
Level 3 Communications, Inc.†*	65,625	3,497,156
Rogers Communications, Inc., Class B (Canada)†(b)	33,008	1,701,232
Sprint Corp.(a)*	5,708	44,408
Verizon Communications, Inc.†(a)	182,697	9,041,675
Vonage Holdings Corp.†*	91,236	742,661

		23,498,003

Transportation — 9.9%
Alaska Air Group, Inc.†	23,433	1,787,235
Canadian National Railway Co. (Canada)(b)	38,818	3,216,071
Canadian Pacific Railway Ltd. (Canada)(a)	9,429	1,584,355
CSX Corp.(a)(b)	98,490	5,344,067
Delta Air Lines, Inc.†(b)	239,888	11,567,399
Expeditors International of Washington, Inc.†(a)	68,799	4,118,308
FedEx Corp.†(a)	55,070	12,422,691
Forward Air Corp.	13,367	764,993
Hawaiian Holdings, Inc.(a)*	13,274	498,439
Heartland Express, Inc.†(a)	47,915	1,201,708
JB Hunt Transport Services, Inc.(a)(b)	48,135	5,346,836
Kirby Corp.(a)*	31,958	2,107,630
Knight-Swift Transportation Holdings, Inc.(a)*	7,966	330,987
Landstar System, Inc.(a)	7,497	747,076
Norfolk Southern Corp.†(a)(b)	63,034	8,335,616
Southwest Airlines Co.†(b)	155,466	8,702,987
Student Transportation, Inc. (Canada)	113	676
Union Pacific Corp.†(a)(b)	85,114	9,870,671
United Continental Holdings, Inc.†*	879	53,514
United Parcel Service, Inc., Class B†(b)	49,002	5,884,650

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Werner Enterprises, Inc.(a)	32,762	$1,197,451
XPO Logistics, Inc.(a)*	55,180	3,740,100

		88,823,460

TOTAL COMMON STOCKS (Cost $1,352,254,811)		1,549,369,233

TOTAL LONG POSITIONS - 172.7%		1,549,369,233

(Cost $1,352,254,811)

SHORT POSITIONS — (73.6)%
COMMON STOCKS — (73.6)%
Automobiles & Components — (1.2)%
American Axle & Manufacturing Holdings, Inc.*	(147,591)	(2,594,650)
Cooper Tire & Rubber Co.	(46,032)	(1,721,597)
Dana, Inc.	(4,868)	(136,109)
Ford Motor Co.	(90,745)	(1,086,218)
Gentherm, Inc.*	(23,674)	(879,489)
LCI Industries	(17,135)	(1,985,090)
Magna International, Inc. (Canada)	(16,390)	(874,898)
Modine Manufacturing Co.*	(19,657)	(378,397)
Tesla, Inc.*	(3,121)	(1,064,573)
Tower International, Inc.	(59)	(1,605)

		(10,722,626)

Capital Goods — (7.5)%
AAON, Inc.	(4,287)	(147,794)
AAR Corp.	(29,974)	(1,132,418)
Actuant Corp., Class A	(72,018)	(1,843,661)
Advanced Drainage Systems, Inc.	(30,293)	(613,433)
AECOM*	(33,320)	(1,226,509)
Aegion Corp.*	(8,898)	(207,145)
AGCO Corp.	(2,145)	(158,237)
Alamo Group, Inc.	(1,512)	(162,343)
Albany International Corp., Class A	(5,841)	(335,273)
Altra Industrial Motion Corp.	(13,563)	(652,380)
American Railcar Industries, Inc.	(11,951)	(461,309)
Apogee Enterprises, Inc.	(5,559)	(268,277)
Astec Industries, Inc.	(16,901)	(946,625)
Astronics Corp.*	(6,278)	(186,770)
Axon Enterprise, Inc.*	(149,847)	(3,397,031)
AZZ, Inc.	(2,306)	(112,302)
Beacon Roofing Supply, Inc.*	(38,001)	(1,947,551)
Carlisle Cos., Inc.	(10,216)	(1,024,563)
CIRCOR International, Inc.	(10,677)	(581,149)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Columbus McKinnon Corp.	(6,294)	$(238,354)
Cubic Corp.	(20,118)	(1,026,018)
Douglas Dynamics, Inc.	(15,138)	(596,437)
Encore Wire Corp.	(12,282)	(549,926)
ESCO Technologies, Inc.	(5,486)	(328,886)
Esterline Technologies Corp.*	(6,921)	(623,928)
Federal Signal Corp.	(12,773)	(271,809)
Franklin Electric Co., Inc.	(14,835)	(665,350)
Granite Construction, Inc.	(31,624)	(1,832,611)
Herc Holdings, Inc.*	(10,856)	(533,355)
Hexcel Corp.	(33,819)	(1,941,887)
Hyster-Yale Materials Handling, Inc.	(1,445)	(110,456)
Insteel Industries, Inc.	(8,935)	(233,293)
ITT, Inc.	(13,958)	(617,921)
John Bean Technologies Corp.	(24,970)	(2,524,467)
Johnson Controls International PLC (Ireland)	(46,644)	(1,879,287)
Kaman Corp.	(18,950)	(1,057,031)
Kratos Defense & Security Solutions, Inc.*	(200,600)	(2,623,848)
Lydall, Inc.*	(18)	(1,031)
Manitowoc Co., Inc. (The)*	(142,448)	(1,282,032)
Masonite International Corp. (Canada)*	(13,673)	(946,172)
MasTec, Inc.*	(26,438)	(1,226,723)
Mercury Systems, Inc.*	(13,308)	(690,419)
Middleby Corp. (The)*	(23,941)	(3,068,518)
Milacron Holdings Corp.*	(820)	(13,825)
MRC Global, Inc.*	(119,177)	(2,084,406)
Navistar International Corp.*	(12,834)	(565,594)
NCI Building Systems, Inc.*	(16,239)	(253,328)
NN, Inc.	(5,148)	(149,292)
Nordson Corp.	(1,283)	(152,036)
NOW, Inc.*	(230,841)	(3,187,914)
Orbital ATK, Inc.	(18,704)	(2,490,625)
Park-Ohio Holdings Corp.	(8)	(365)
Patrick Industries, Inc.*	(1,464)	(123,122)
Ply Gem Holdings, Inc.*	(4,512)	(76,930)
Proto Labs, Inc.*	(11,636)	(934,371)
Quanex Building Products Corp.	(5,747)	(131,894)
Raven Industries, Inc.	(13,114)	(424,894)
REV Group, Inc.	(25,139)	(722,998)
Rockwell Collins, Inc.	(1,735)	(226,782)
Simpson Manufacturing Co., Inc.	(34,951)	(1,713,997)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SiteOne Landscape Supply, Inc.*	(14,472)	$(840,823)
Standex International Corp.	(4,257)	(452,093)
Sun Hydraulics Corp.	(6,528)	(352,512)
Sunrun, Inc.*	(317,593)	(1,762,641)
Teledyne Technologies, Inc.*	(12,869)	(2,048,487)
Tennant Co.	(5,004)	(331,265)
Thermon Group Holdings, Inc.*	(12,655)	(227,663)
Timken Co. (The)	(19,775)	(960,076)
Titan International, Inc.	(44,690)	(453,604)
Universal Forest Products, Inc.	(20,024)	(1,965,556)
Wabtec Corp.	(17,730)	(1,343,048)
Watsco, Inc.	(4,103)	(660,870)
Wesco Aircraft Holdings, Inc.*	(93,286)	(876,888)
Xylem, Inc.	(19,739)	(1,236,254)

		(67,038,682)

Commercial & Professional Services — (2.6)%
ABM Industries, Inc.	(28,687)	(1,196,535)
ACCO Brands Corp.*	(52,638)	(626,392)
Advanced Disposal Services, Inc.*	(55,851)	(1,406,887)
Advisory Board Co. (The)*	(21,106)	(1,131,809)
Casella Waste Systems, Inc.*	(344)	(6,467)
Cintas Corp.	(2,173)	(313,520)
Clean Harbors, Inc.*	(16,160)	(916,272)
Covanta Holding Corp.	(262,889)	(3,903,902)
Exponent, Inc.	(6,304)	(465,866)
FTI Consulting, Inc.*	(44,328)	(1,572,757)
Healthcare Services Group, Inc.	(35,435)	(1,912,427)
HNI Corp.	(37,842)	(1,569,308)
Huron Consulting Group, Inc.*	(10,326)	(354,182)
InnerWorkings, Inc.*	(7,125)	(80,156)
Insperity, Inc.	(2,792)	(245,696)
Knoll, Inc.	(50,370)	(1,007,400)
Matthews International Corp., Class A	(1,935)	(120,454)
Multi-Color Corp.	(15,106)	(1,237,937)
Navigant Consulting, Inc.*	(12,296)	(208,048)
On Assignment, Inc.*	(10,276)	(551,616)
Ritchie Bros Auctioneers, Inc. (Canada)	(16,844)	(532,607)
RR Donnelley & Sons Co.	(54,460)	(560,938)
Steelcase, Inc., Class A	(33,292)	(512,697)
US Ecology, Inc.	(10,701)	(575,714)
WageWorks, Inc.*	(36,679)	(2,226,415)

		(23,236,002)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (2.3)%
Acushnet Holdings Corp.	(18,843)	$(334,652)
American Outdoor Brands Corp.*	(65,241)	(994,925)
Callaway Golf Co.	(75,614)	(1,091,110)
Canada Goose Holdings, Inc. (Canada)*	(54,209)	(1,113,995)
Deckers Outdoor Corp.*	(21,395)	(1,463,632)
G-III Apparel Group Ltd.*	(34,403)	(998,375)
Hanesbrands, Inc.	(42,354)	(1,043,603)
Helen Of Troy Ltd. (Bermuda)*	(1,490)	(144,381)
Installed Building Products, Inc.*	(6,471)	(419,321)
iRobot Corp.*	(9,790)	(754,417)
Lululemon Athletica, Inc.*	(4,146)	(258,088)
Mattel, Inc.	(252,462)	(3,908,112)
Mohawk Industries, Inc.*	(11,685)	(2,892,154)
Movado Group, Inc.	(2,192)	(61,376)
Newell Brands, Inc.	(21,653)	(923,934)
Polaris Industries, Inc.	(5,468)	(572,117)
Skechers U.S.A., Inc., Class A*	(65,856)	(1,652,327)
Tempur Sealy International, Inc.*	(6,112)	(394,346)
Under Armour, Inc., Class C*	(96,505)	(1,449,505)

		(20,470,370)

Consumer Services — (4.4)%
Belmond Ltd., Class A (Bermuda)*	(26,211)	(357,780)
BJ’s Restaurants, Inc.*	(38,154)	(1,161,789)
Bright Horizons Family Solutions, Inc.*	(20,442)	(1,762,305)
Carnival Corp. (Panama)	(9,454)	(610,445)
Carrols Restaurant Group, Inc.*	(41,492)	(452,263)
Chegg, Inc.*	(91,086)	(1,351,716)
Chipotle Mexican Grill, Inc.*	(344)	(105,893)
Domino’s Pizza, Inc.	(1,252)	(248,585)
El Pollo Loco Holdings, Inc.*	(10,362)	(125,898)
Fiesta Restaurant Group, Inc.*	(49,373)	(938,087)
Houghton Mifflin Harcourt Co.*	(164,369)	(1,980,646)
International Game Technology PLC (United Kingdom)	(60,807)	(1,492,812)
Laureate Education, Inc., Class A*	(55,153)	(802,476)
Marcus Corp. (The)	(6,184)	(171,297)
MGM Resorts International	(16,740)	(545,557)
Monarch Casino & Resort, Inc.*	(1,042)	(41,190)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(75,427)	(4,076,829)
Papa John’s International, Inc.	(28,916)	(2,112,892)
Planet Fitness, Inc., Class A	(28,942)	(780,855)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Red Robin Gourmet Burgers, Inc.*	(18,877)	$(1,264,759)
Red Rock Resorts, Inc., Class A	(72,463)	(1,678,243)
Restaurant Brands International, Inc. (Canada)	(13,177)	(841,747)
SeaWorld Entertainment, Inc.	(336,783)	(4,374,811)
Shake Shack, Inc., Class A*	(156,409)	(5,197,471)
Six Flags Entertainment Corp.	(2,795)	(170,327)
Texas Roadhouse, Inc.	(32,194)	(1,582,013)
Wendy’s Co. (The)	(187,489)	(2,911,704)
Wingstop, Inc.	(66,862)	(2,223,162)

		(39,363,552)

Energy — (3.9)%
Andeavor	(42,851)	(4,420,081)
Basic Energy Services, Inc.*	(11,384)	(219,711)
Cheniere Energy, Inc.*	(42,280)	(1,904,291)
DHT Holdings, Inc. (Marshall Islands)	(18,404)	(73,248)
Enbridge, Inc. (Canada)	(6,712)	(280,830)
Ensco PLC, Class A (United Kingdom)	(440,777)	(2,631,439)
Forum Energy Technologies, Inc.*	(51,472)	(818,405)
Frank’s International NV (Netherlands)	(159,922)	(1,234,598)
Green Plains, Inc.	(144,514)	(2,911,957)
Helix Energy Solutions Group, Inc.*	(368,780)	(2,725,284)
Helmerich & Payne, Inc.	(33,928)	(1,767,988)
HollyFrontier Corp.	(5,689)	(204,633)
Keane Group, Inc.*	(9,895)	(165,049)
Mammoth Energy Services, Inc.*	(1,096)	(18,479)
Newpark Resources, Inc.*	(17,153)	(171,530)
Patterson-UTI Energy, Inc.	(250,370)	(5,242,748)
Precision Drilling Corp. (Canada)*	(73,508)	(229,345)
ProPetro Holding Corp.*	(60,193)	(863,770)
SEACOR Holdings, Inc.*	(8,604)	(396,730)
SemGroup Corp., Class A	(85,378)	(2,454,618)
Solaris Oilfield Infrastructure, Inc., Class A*	(6,222)	(108,449)
Superior Energy Services, Inc.*	(10,911)	(116,529)
Targa Resources Corp.	(31,706)	(1,499,694)
TechnipFMC PLC (United Kingdom)*	(14,094)	(393,504)
Unit Corp.*	(22,580)	(464,696)
US Silica Holdings, Inc.	(34,076)	(1,058,741)
Weatherford International PLC (Ireland)*	(426,241)	(1,952,184)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Williams Cos., Inc. (The)	(26,540)	$(796,465)

		(35,124,996)

Food & Staples Retailing — (1.1)%
Casey’s General Stores, Inc.	(15,468)	(1,692,973)
Performance Food Group Co.*	(26,835)	(758,089)
PriceSmart, Inc.	(20,784)	(1,854,972)
Rite Aid Corp.*	(1,803,249)	(3,534,368)
Smart & Final Stores, Inc.*	(92,391)	(725,269)
SpartanNash Co.	(245)	(6,461)
Sprouts Farmers Market, Inc.*	(59,208)	(1,111,334)
Weis Markets, Inc.	(4,640)	(201,840)

		(9,885,306)

Food, Beverage & Tobacco — (3.3)%
Archer-Daniels-Midland Co.	(31,623)	(1,344,294)
B&G Foods, Inc.	(90,091)	(2,869,398)
Blue Buffalo Pet Products, Inc.*	(128,416)	(3,640,594)
Bunge Ltd. (Bermuda)	(39,537)	(2,746,240)
Calavo Growers, Inc.	(20,053)	(1,467,880)
Coca-Cola Bottling Co. Consolidated	(10,192)	(2,198,924)
Cott Corp. (Canada)	(37,860)	(568,279)
Darling Ingredients, Inc.*	(10,887)	(190,740)
Farmer Brothers Co.*	(5,905)	(193,979)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(24,096)	(1,095,404)
Freshpet, Inc.*	(7,393)	(115,700)
Hain Celestial Group, Inc. (The)*	(7,974)	(328,130)
J&J Snack Foods Corp.	(9,626)	(1,263,894)
John B Sanfilippo & Son, Inc.	(10,057)	(676,937)
McCormick & Co., Inc., non-voting shares	(6,470)	(664,081)
MGP Ingredients, Inc.	(28,136)	(1,705,886)
Pilgrim’s Pride Corp.*	(13,520)	(384,103)
Snyder’s-Lance, Inc.	(16,419)	(626,221)
Tootsie Roll Industries, Inc.	(10,339)	(392,882)
Tyson Foods, Inc., Class A	(84,299)	(5,938,865)
Vector Group Ltd.	(63,028)	(1,290,187)

		(29,702,618)

Health Care Equipment & Services — (6.2)%
Alere, Inc.*	(61,029)	(3,111,869)
Align Technology, Inc.*	(2,885)	(537,389)
Almost Family, Inc.*	(9,154)	(491,570)
athenahealth, Inc.*	(20,017)	(2,489,314)
AtriCure, Inc.*	(39,543)	(884,577)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
BioTelemetry, Inc.*	(34,348)	$(1,133,484)
Cardiovascular Systems, Inc.*	(1,607)	(45,237)
Castlight Health, Inc., Class B*	(1,124)	(4,833)
CryoLife, Inc.*	(3,736)	(84,807)
DaVita, Inc.*	(75,031)	(4,456,091)
DENTSPLY SIRONA, Inc.	(67,302)	(4,025,333)
DexCom, Inc.*	(55,695)	(2,724,878)
Diplomat Pharmacy, Inc.*	(42,870)	(887,838)
Ensign Group, Inc. (The)	(51,689)	(1,167,654)
Envision Healthcare Corp.*	(37,051)	(1,665,442)
Evolent Health, Inc., Class A*	(151,352)	(2,694,066)
GenMark Diagnostics, Inc.*	(41,807)	(402,601)
Henry Schein, Inc.*	(17,862)	(1,464,505)
HMS Holdings Corp.*	(35,960)	(714,166)
Inovalon Holdings, Inc., Class A*	(38,794)	(661,438)
Insulet Corp.*	(31,897)	(1,756,887)
iRhythm Technologies, Inc.*	(29,441)	(1,527,399)
K2M Group Holdings, Inc.*	(75,603)	(1,603,540)
LeMaitre Vascular, Inc.	(3,361)	(125,769)
Natus Medical, Inc.*	(57,213)	(2,145,488)
Nevro Corp.*	(35,458)	(3,222,423)
Novocure Ltd. (Jersey)*	(9,377)	(186,133)
NuVasive, Inc.*	(23,683)	(1,313,459)
NxStage Medical, Inc.*	(93,413)	(2,578,199)
OraSure Technologies, Inc.*	(38,001)	(855,022)
Owens & Minor, Inc.	(84,193)	(2,458,436)
Penumbra, Inc.*	(17,220)	(1,554,966)
PharMerica Corp.*	(21,117)	(618,728)
Quidel Corp.*	(12,869)	(564,434)
Tactile Systems Technology, Inc.*	(8,097)	(250,602)
Teladoc, Inc.*	(61,333)	(2,033,189)
Tenet Healthcare Corp.*	(162,724)	(2,673,555)
US Physical Therapy, Inc.	(9)	(553)
Varex Imaging Corp.*	(8,380)	(283,579)
Vocera Communications, Inc.*	(9,208)	(288,855)

		(55,688,308)

Household & Personal Products — (1.3)%
Coty, Inc., Class A	(108,234)	(1,789,108)
elf Beauty, Inc.*	(99,864)	(2,251,933)
Revlon, Inc., Class A*	(7,371)	(180,958)
Spectrum Brands Holdings, Inc.	(51,973)	(5,504,980)
WD-40 Co.	(16,120)	(1,803,828)

		(11,530,807)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.3)%
Agrium, Inc. (Canada)	(38,397)	$(4,116,542)
Albemarle Corp.	(6,370)	(868,295)
Avery Dennison Corp.	(7,263)	(714,243)
Axalta Coating Systems Ltd. (Bermuda)*	(34,686)	(1,003,119)
Balchem Corp.	(11,494)	(934,347)
Berry Global Group, Inc.*	(2,197)	(124,460)
Boise Cascade Co.*	(3,687)	(128,676)
Calgon Carbon Corp.	(32,632)	(698,325)
Clearwater Paper Corp.*	(5,099)	(251,126)
Deltic Timber Corp.	(1,552)	(137,243)
DowDuPont, Inc.	(16,072)	(1,112,664)
Ferro Corp.*	(84,756)	(1,890,059)
GCP Applied Technologies, Inc.*	(69,969)	(2,148,048)
Graphic Packaging Holding Co.	(109,007)	(1,520,648)
HB Fuller Co.	(32,112)	(1,864,423)
Innospec, Inc.	(18,994)	(1,170,980)
International Flavors & Fragrances, Inc.	(4,211)	(601,794)
International Paper Co.	(21,851)	(1,241,574)
KapStone Paper and Packaging Corp.	(44,650)	(959,528)
Kraton Corp.*	(33,440)	(1,352,314)
Monsanto Co.	(8,667)	(1,038,480)
Mosaic Co. (The)	(49,531)	(1,069,374)
NewMarket Corp.	(1,138)	(484,504)
Owens-Illinois, Inc.*	(131,795)	(3,315,962)
PH Glatfelter Co.	(36,274)	(705,529)
RPM International, Inc.	(35,162)	(1,805,217)
Schweitzer-Mauduit International, Inc.	(537)	(22,264)
Sherwin-Williams Co. (The)	(8,669)	(3,103,849)
Silgan Holdings, Inc.	(33,497)	(985,817)
Sonoco Products Co.	(58,912)	(2,972,110)
Stepan Co.	(54)	(4,518)
Tredegar Corp.	(2,222)	(39,996)
Vulcan Materials Co.	(4,487)	(536,645)

		(38,922,673)

Media — (2.6)%
AMC Entertainment Holdings, Inc., Class A	(226,578)	(3,330,697)
Cable One, Inc.	(3,783)	(2,731,780)
Charter Communications, Inc., Class A*	(1,965)	(714,120)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Clear Channel Outdoor Holdings, Inc., Class A	(7,437)	$(34,582)
EW Scripps Co. (The), Class A*	(56,629)	(1,082,180)
Gray Television, Inc.*	(59,854)	(939,708)
Hemisphere Media Group, Inc.*	(1,880)	(22,466)
John Wiley & Sons, Inc., Class A	(35,113)	(1,878,546)
Live Nation Entertainment, Inc.*	(20,024)	(872,045)
Madison Square Garden Co. (The), Class A*	(13,534)	(2,897,629)
MDC Partners, Inc., Class A (Canada)*	(6,475)	(71,225)
New Media Investment Group, Inc.	(24,522)	(362,680)
New York Times Co. (The), Class A	(5,460)	(107,016)
Nexstar Media Group, Inc., Class A	(20,222)	(1,259,831)
Regal Entertainment Group, Class A	(160,627)	(2,570,032)
Scholastic Corp.	(996)	(37,051)
Shaw Communications, Inc., Class B (Canada)	(34,198)	(786,896)
Time, Inc.	(129,969)	(1,754,582)
WideOpenWest, Inc.*	(2,272)	(34,262)
World Wrestling Entertainment, Inc., Class A	(54,886)	(1,292,565)

		(22,779,893)

Pharmaceuticals, Biotechnology & Life Sciences — (5.5)%
Accelerate Diagnostics, Inc.*	(44,241)	(993,210)
Acceleron Pharma, Inc.*	(11,553)	(431,158)
Achaogen, Inc.*	(30,384)	(484,625)
Achillion Pharmaceuticals, Inc.*	(125,531)	(563,634)
Aclaris Therapeutics, Inc.*	(46,096)	(1,189,738)
Aduro Biotech, Inc.*	(20,970)	(223,330)
Aerie Pharmaceuticals, Inc.*	(15,760)	(765,936)
Agios Pharmaceuticals, Inc.*	(9,492)	(633,591)
Alder Biopharmaceuticals, Inc.*	(75,468)	(924,483)
Amphastar Pharmaceuticals, Inc.*	(7,345)	(131,255)
ANI Pharmaceuticals, Inc.*	(11,692)	(613,713)
Arena Pharmaceuticals, Inc.*	(266)	(6,783)
Athenex, Inc.*	(997)	(17,457)
Bio-Rad Laboratories, Inc., Class A*	(15,803)	(3,511,743)
Bruker Corp.	(63,088)	(1,876,868)
Cambrex Corp.*	(5,407)	(297,385)
Coherus Biosciences, Inc.*	(66,435)	(886,907)
Cytokinetics, Inc.*	(20,073)	(291,058)
CytomX Therapeutics, Inc.*	(9,052)	(164,475)
Dermira, Inc.*	(78,820)	(2,128,140)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Editas Medicine, Inc.*	(61,685)	$(1,481,057)
Five Prime Therapeutics, Inc.*	(37,946)	(1,552,371)
Flexion Therapeutics, Inc.*	(37,865)	(915,576)
Heron Therapeutics, Inc.*	(143,811)	(2,322,548)
Horizon Pharma PLC (Ireland)*	(19,639)	(249,023)
Illumina, Inc.*	(19,845)	(3,953,124)
Intra-Cellular Therapies, Inc.*	(8,017)	(126,508)
Kala Pharmaceuticals, Inc.*	(279)	(6,372)
La Jolla Pharmaceutical Co.*	(52,064)	(1,810,786)
Lexicon Pharmaceuticals, Inc.*	(24,684)	(303,366)
Luminex Corp.	(30,575)	(621,590)
MacroGenics, Inc.*	(11,736)	(216,881)
Medicines Co. (The)*	(65,165)	(2,413,712)
Momenta Pharmaceuticals, Inc.*	(32,733)	(605,560)
Natera, Inc.*	(1,308)	(16,860)
Nektar Therapeutics*	(149,634)	(3,591,216)
NeoGenomics, Inc.*	(84,780)	(943,601)
Pacific Biosciences of California, Inc.*	(25,383)	(133,261)
Pacira Pharmaceuticals, Inc.*	(31,588)	(1,186,129)
Paratek Pharmaceuticals, Inc.*	(51,808)	(1,300,381)
QIAGEN NV (Netherlands)	(56,439)	(1,777,828)
Radius Health, Inc.*	(45,210)	(1,742,846)
Reata Pharmaceuticals, Inc., Class A*	(1,747)	(54,332)
Revance Therapeutics, Inc.*	(27,930)	(769,472)
Seres Therapeutics, Inc.*	(4,773)	(76,559)
Synergy Pharmaceuticals, Inc.*	(403,745)	(1,170,860)
TG Therapeutics, Inc.*	(10,207)	(120,953)
TherapeuticsMD, Inc.*	(110,757)	(585,905)
Theravance Biopharma, Inc. (Cayman Islands)*	(17,788)	(609,061)
Ultragenyx Pharmaceutical, Inc.*	(20,002)	(1,065,307)
VWR Corp.*	(42,536)	(1,408,367)
WaVe Life Sciences Ltd. (Singapore)*	(866)	(18,836)

		(49,285,737)

Retailing — (5.5)%
Abercrombie & Fitch Co., Class A	(186,022)	(2,686,158)
Amazon.com, Inc.*	(449)	(431,646)
American Eagle Outfitters, Inc.	(272,669)	(3,899,167)
At Home Group, Inc.*	(15,796)	(360,781)
Barnes & Noble, Inc.	(9,805)	(74,518)
Burlington Stores, Inc.*	(16,010)	(1,528,315)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Caleres, Inc.	(31,034)	$(947,158)
Camping World Holdings, Inc., Class A	(39,422)	(1,606,052)
Children’s Place, Inc. (The)	(21,719)	(2,566,100)
Core-Mark Holding Co., Inc.	(16,239)	(521,921)
DSW, Inc., Class A	(43,249)	(928,988)
Duluth Holdings, Inc., Class B*	(4,703)	(95,424)
Express, Inc.*	(27,314)	(184,643)
Five Below, Inc.*	(55,494)	(3,045,511)
Floor & Decor Holdings, Inc., Class A*	(46,025)	(1,791,753)
GameStop Corp., Class A	(130,632)	(2,698,857)
Genesco, Inc.*	(10,729)	(285,391)
Group 1 Automotive, Inc.	(21,499)	(1,557,817)
Guess?, Inc.	(302,989)	(5,159,903)
Lithia Motors, Inc., Class A	(18,356)	(2,208,410)
Lumber Liquidators Holdings, Inc.*	(10,559)	(411,590)
Michaels Cos, Inc. (The)*	(12,025)	(258,177)
Murphy USA, Inc.*	(39,187)	(2,703,903)
Netflix, Inc.*	(1,302)	(236,118)
Ollie’s Bargain Outlet Holdings, Inc.*	(114,633)	(5,318,971)
Party City Holdco, Inc.*	(32,979)	(446,865)
Pool Corp.	(11,940)	(1,291,550)
Select Comfort Corp.*	(48,958)	(1,520,146)
Shutterfly, Inc.*	(28,510)	(1,382,165)
Sonic Automotive, Inc., Class A	(38,954)	(794,662)
Tile Shop Holdings, Inc.	(51,484)	(653,847)
Wayfair, Inc., Class A*	(1,221)	(82,295)
Williams-Sonoma, Inc.	(37,330)	(1,861,274)

		(49,540,076)

Semiconductors & Semiconductor Equipment — (2.8)%
Advanced Micro Devices, Inc.*	(220,985)	(2,817,559)
Ambarella, Inc. (Cayman Islands)*	(416)	(20,388)
Amkor Technology, Inc.*	(3,257)	(34,361)
Cavium, Inc.*	(33,295)	(2,195,472)
CEVA, Inc.*	(3,869)	(165,593)
Cohu, Inc.	(3,937)	(93,858)
Cree, Inc.*	(27,898)	(786,445)
Cypress Semiconductor Corp.	(95,147)	(1,429,108)
FormFactor, Inc.*	(62,788)	(1,057,978)
Inphi Corp.*	(107,416)	(4,263,341)
Integrated Device Technology, Inc.*	(119,111)	(3,165,970)
IXYS Corp.*	(6,273)	(148,670)
Lattice Semiconductor Corp.*	(142,210)	(740,914)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
MACOM Technology Solutions Holdings, Inc.*	(20,765)	$(926,327)
MaxLinear, Inc.*	(71,470)	(1,697,412)
Monolithic Power Systems, Inc.	(2,374)	(252,950)
Nanometrics, Inc.*	(9,812)	(282,586)
PDF Solutions, Inc.*	(11,620)	(179,994)
Photronics, Inc.*	(7,590)	(67,172)
Power Integrations, Inc.	(25,118)	(1,838,638)
Semtech Corp.*	(8,440)	(316,922)
Veeco Instruments, Inc.*	(65,795)	(1,408,013)
Versum Materials, Inc.	(15,369)	(596,625)
Xperi Corp.	(37,662)	(952,849)

		(25,439,145)

Software & Services — (9.8)%
8x8, Inc.*	(51,937)	(701,149)
Acxiom Corp.*	(40,588)	(1,000,088)
Alliance Data Systems Corp.	(19,846)	(4,396,881)
Apptio, Inc., Class A*	(16,865)	(311,496)
Autodesk, Inc.*	(17,836)	(2,002,269)
Benefitfocus, Inc.*	(10,666)	(358,911)
Black Knight Financial Services, Inc., Class A*	(58,996)	(2,539,778)
Blackhawk Network Holdings, Inc.*	(80,211)	(3,513,242)
Blackline, Inc.*	(10,189)	(347,649)
Booz Allen Hamilton Holding Corp.	(33,122)	(1,238,431)
Box, Inc., Class A*	(41,172)	(795,443)
BroadSoft, Inc.*	(40,215)	(2,022,814)
Callidus Software, Inc.*	(72,044)	(1,775,885)
Carbonite, Inc.*	(36,302)	(798,644)
Cardtronics PLC, Class A (United Kingdom)*	(94,480)	(2,173,985)
Conduent, Inc.*	(58,798)	(921,365)
Cornerstone OnDemand, Inc.*	(44,150)	(1,792,932)
Coupa Software, Inc.*	(28,302)	(881,607)
DST Systems, Inc.	(34,851)	(1,912,623)
DXC Technology Co.	(32,395)	(2,782,083)
Ellie Mae, Inc.*	(25,200)	(2,069,676)
Etsy, Inc.*	(53,304)	(899,771)
Euronet Worldwide, Inc.*	(10,345)	(980,602)
Everbridge, Inc.*	(16,191)	(427,766)
FireEye, Inc.*	(196,725)	(3,299,078)
Forrester Research, Inc.	(3,430)	(143,546)
Gartner, Inc.*	(15,005)	(1,866,772)
Gigamon, Inc.*	(79,426)	(3,347,806)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Globant SA (Luxembourg)*	(14,164)	$(567,551)
Gogo, Inc.*	(198,314)	(2,342,088)
GTT Communications, Inc.*	(6,299)	(199,363)
Hortonworks, Inc.*	(74,104)	(1,256,063)
HubSpot, Inc.*	(15,011)	(1,261,675)
Imperva, Inc.*	(40,475)	(1,756,615)
Instructure, Inc.*	(34,113)	(1,130,846)
LivePerson, Inc.*	(341)	(4,621)
Monotype Imaging Holdings, Inc.	(13,045)	(251,116)
MuleSoft, Inc., Class A*	(18,412)	(370,818)
New Relic, Inc.*	(4,135)	(205,923)
Nutanix, Inc,. Class A*	(29,916)	(669,819)
Pandora Media, Inc.*	(499,510)	(3,846,227)
PROS Holdings, Inc.*	(49,319)	(1,190,067)
Q2 Holdings, Inc.*	(3,821)	(159,145)
Quotient Technology, Inc.*	(22,175)	(347,039)
Rapid7, Inc.*	(31,986)	(562,954)
Science Applications International Corp.	(11,754)	(785,755)
SecureWorks Corp., Class A*	(20,807)	(256,966)
Silver Spring Networks, Inc.*	(7,314)	(118,267)
Splunk, Inc.*	(49,077)	(3,260,185)
Sykes Enterprises, Inc.*	(5,165)	(150,611)
Teradata Corp.*	(121,784)	(4,115,081)
Twilio, Inc., Class A*	(23,888)	(713,057)
Twitter, Inc.*	(24,236)	(408,861)
Ultimate Software Group, Inc. (The)*	(12,649)	(2,398,250)
Vantiv, Inc., Class A*	(26,923)	(1,897,264)
Verint Systems, Inc.*	(11,363)	(475,542)
Virtusa Corp.*	(60,641)	(2,291,017)
Workday, Inc., Class A*	(18,756)	(1,976,695)
Workiva, Inc.*	(24,947)	(520,145)
Zendesk, Inc.*	(135,350)	(3,940,038)
Zynga, Inc., Class A*	(780,910)	(2,951,840)

		(87,683,796)

Technology Hardware & Equipment — (5.2)%
3D Systems Corp.*	(114,066)	(1,527,344)
Arrow Electronics, Inc.*	(7,332)	(589,566)
Belden, Inc.	(20,543)	(1,654,328)
BlackBerry Ltd. (Canada)*	(26,220)	(293,140)
Celestica, Inc. (Canada)*	(1,933)	(23,930)
Corning, Inc.	(34,226)	(1,024,042)
CTS Corp.	(5,818)	(140,214)
Diebold Nixdorf, Inc.	(57,483)	(1,313,486)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
FARO Technologies, Inc.*	(1,800)	$(68,850)
Finisar Corp.*	(126,895)	(2,813,262)
Fitbit, Inc., Class A*	(478,034)	(3,327,117)
II-VI, Inc.*	(72,351)	(2,977,244)
Infinera Corp.*	(447,961)	(3,973,414)
Insight Enterprises, Inc.*	(11,602)	(532,764)
Keysight Technologies, Inc.*	(30,460)	(1,268,964)
Kimball Electronics, Inc.*	(117)	(2,533)
Knowles Corp.*	(40,878)	(624,207)
Lumentum Holdings, Inc.*	(59,894)	(3,255,239)
Mesa Laboratories, Inc.	(149)	(22,249)
MTS Systems Corp.	(153)	(8,178)
NETGEAR, Inc.*	(53,534)	(2,548,218)
NetScout Systems, Inc.*	(13,345)	(431,711)
Oclaro, Inc.*	(64,495)	(556,592)
Palo Alto Networks, Inc.*	(13,610)	(1,961,201)
PC Connection, Inc.	(634)	(17,872)
Plexus Corp.*	(13,748)	(770,988)
Pure Storage, Inc., Class A*	(196,348)	(3,139,605)
Quantenna Communications, Inc.*	(243)	(4,085)
Sierra Wireless, Inc. (Canada)*	(49,977)	(1,074,506)
Stratasys Ltd. (Israel)*	(13,170)	(304,490)
Super Micro Computer, Inc.*	(81,870)	(1,809,327)
SYNNEX Corp.	(12,227)	(1,546,838)
Tech Data Corp.*	(31,028)	(2,756,838)
VeriFone Systems, Inc.*	(38,431)	(779,381)
ViaSat, Inc.*	(56,934)	(3,661,995)

		(46,803,718)

Telecommunication Services — (1.2)%
ATN International, Inc.	(13,475)	(710,132)
Boingo Wireless, Inc.*	(20,033)	(428,105)
Cincinnati Bell, Inc.*	(74,122)	(1,471,322)
General Communication, Inc., Class A*	(30,473)	(1,242,994)
Iridium Communications, Inc.*	(179,965)	(1,853,640)
Shenandoah Telecommunications Co.	(42,289)	(1,573,151)
Straight Path Communications, Inc,. Class B*	(2,253)	(407,050)
United States Cellular Corp.*	(2,267)	(80,252)
Zayo Group Holdings, Inc.*	(90,942)	(3,130,224)

		(10,896,870)

Transportation — (2.9)%
Air Transport Services Group, Inc.*	(23,306)	(567,268)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED RETURN FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Allegiant Travel Co.	(4,763)	$(627,287)
ArcBest Corp.	(14,723)	(492,484)
Atlas Air Worldwide Holdings, Inc.*	(32,753)	(2,155,147)
CH Robinson Worldwide, Inc.	(11,617)	(884,054)
Echo Global Logistics, Inc.*	(17,330)	(326,670)
Genesee & Wyoming, Inc., Class A*	(77,373)	(5,726,376)
Golden Ocean Group Ltd. (Bermuda)*	(5,697)	(44,664)
Hub Group, Inc., Class A*	(4,559)	(195,809)
JetBlue Airways Corp.*	(7,164)	(132,749)
Kansas City Southern	(23,329)	(2,535,396)
Matson, Inc.	(12,460)	(351,123)
Ryder System, Inc.	(56,199)	(4,751,625)
Saia, Inc.*	(6,245)	(391,249)
SkyWest, Inc.	(59,696)	(2,620,654)
Spirit Airlines, Inc.*	(126,994)	(4,242,870)

		(26,045,425)

TOTAL COMMON STOCK (Proceeds $660,164,364)		(660,160,600)

TOTAL SECURITES SOLD SHORT - (73.6)% (Proceeds $660,164,364)		(660,160,600)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		8,161,981

NET ASSETS - 100.0%		$897,370,614

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 185.7%
COMMON STOCKS — 185.7%
Automobiles & Components — 3.2%
BorgWarner, Inc.(a)	365	$18,699
Delphi Automotive PLC (Jersey)†	855	84,132
General Motors Co.†	14,854	599,805
Harley-Davidson, Inc.(a)	1,763	84,994

		787,630

Capital Goods — 17.2%
3M Co.†	172	36,103
Allegion PLC (Ireland)(a)	359	31,043
AMETEK, Inc.†	2,148	141,854
Arconic, Inc.†	2,728	67,873
Boeing Co. (The)†	4,018	1,021,416
Caterpillar, Inc.†	5,940	740,777
Cummins, Inc.†(b)	1,678	281,954
Emerson Electric Co.†	479	30,100
Fastenal Co.(a)	2,318	105,654
Honeywell International, Inc.†	4,253	602,820
Ingersoll-Rand PLC (Ireland)†	1,092	97,374
Jacobs Engineering Group, Inc.†	1,243	72,430
Lockheed Martin Corp.†(b)	1,718	533,078
Pentair PLC (Ireland)(b)	1,875	127,425
Rockwell Automation, Inc.†(b)	460	81,977
Rockwell Collins, Inc.†	211	27,580
Snap-on, Inc.†(a)	478	71,227
TransDigm Group, Inc.(a)	329	84,109
United Rentals, Inc.†*	2	277
WW Grainger, Inc.	268	48,173

		4,203,244

Commercial & Professional Services — 1.6%
Equifax, Inc.	211	22,364
Republic Services, Inc.†	797	52,650
Robert Half International, Inc.†	1,151	57,941
Stericycle, Inc.†*	13	931
Waste Management, Inc.†(b)	3,312	259,230

		393,116

Consumer Durables & Apparel — 2.1%
Coach, Inc.†	2,978	119,954
Garmin Ltd. (Switzerland)(a)	1,118	60,338
Hasbro, Inc.	278	27,152
Michael Kors Holdings Ltd. (British Virgin Islands)†*	1,767	84,551
PVH Corp.†	154	19,413
Ralph Lauren Corp.(b)	872	76,989

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Whirlpool Corp.(a)	688	$126,895

		515,292

Consumer Services — 5.2%
Darden Restaurants, Inc.†	90	7,090
Hilton Worldwide Holdings, Inc.†	3,494	242,658
Marriott International, Inc., Class A†(b)	3,760	414,578
McDonald’s Corp.(b)	1,289	201,961
Royal Caribbean Cruises Ltd. (Liberia)†	1,985	235,302
Wyndham Worldwide Corp.(a)	934	98,453
Yum! Brands, Inc.†	914	67,280

		1,267,322

Diversified Financials — 6.9%
BlackRock, Inc.(b)	1,072	479,280
Franklin Resources, Inc.	5,765	256,600
Invesco Ltd. (Bermuda)(b)	4,204	147,308
Moody’s Corp.†	1,980	275,636
Nasdaq, Inc.†(b)	1,727	133,963
S&P Global, Inc.†(b)	999	156,154
T Rowe Price Group, Inc.(a)	2,483	225,084

		1,674,025

Energy — 8.2%
Anadarko Petroleum Corp.†(b)	5,709	278,885
Chesapeake Energy Corp.(a)*	9,357	40,235
Chevron Corp.†(b)	1,354	159,095
ConocoPhillips†(b)	13,109	656,105
Marathon Oil Corp.†	1,080	14,645
Marathon Petroleum Corp.†	1,301	72,960
Occidental Petroleum Corp.†	4,431	284,515
ONEOK, Inc.	1,614	89,432
Range Resources Corp.(a)	2,563	50,158
Valero Energy Corp.†(b)	4,567	351,339

		1,997,369

Food & Staples Retailing — 11.5%
CVS Health Corp.†	11,164	907,856
Sysco Corp.†	5,651	304,871
Walgreens Boots Alliance, Inc.†	9,657	745,714
Wal-Mart Stores, Inc.†(b)	10,965	856,805

		2,815,246

Food, Beverage & Tobacco — 7.7%
Altria Group, Inc.†(b)	12,905	818,435
Conagra Brands, Inc.†	4,427	149,367

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Dr Pepper Snapple Group, Inc.†	1,882	$166,501
General Mills, Inc.(a)	2,826	146,274
Kellogg Co.(a)	3,565	222,349
Kraft Heinz Co. (The)	213	16,518
Molson Coors Brewing Co., Class B	2,224	181,567
PepsiCo, Inc.†	426	47,469
Philip Morris International, Inc.†	1,186	131,658

		1,880,138

Health Care Equipment & Services — 17.4%
Aetna, Inc.†(b)	3,397	540,157
AmerisourceBergen Corp.(a)	2,325	192,394
Anthem, Inc.†(b)	2,809	533,373
Baxter International, Inc.†	1,446	90,736
Centene Corp.†(b)*	1,826	176,702
Cigna Corp.†	2,670	499,130
Express Scripts Holding Co.†(b)*	5,723	362,380
HCA Healthcare, Inc.†*	3,605	286,922
Humana, Inc.†(b)	1,559	379,819
Laboratory Corp. of America Holdings†*	385	58,123
McKesson Corp.†	2,170	333,334
Medtronic PLC (Ireland)	1,439	111,911
Quest Diagnostics, Inc.†	1,017	95,232
UnitedHealth Group, Inc.†	2,013	394,246
Universal Health Services, Inc., Class B†	988	109,609
Varian Medical Systems, Inc.(a)*	988	98,859

		4,262,927

Household & Personal Products — 3.2%
Church & Dwight Co., Inc.†	1,839	89,100
Clorox Co. (The)(a)	1,332	175,704
Colgate-Palmolive Co.	253	18,431
Estee Lauder Cos., Inc. (The), Class A(b)	662	71,390
Kimberly-Clark Corp.†	3,554	418,235

		772,860

Insurance — 1.6%
Aon PLC (United Kingdom)†	1,722	251,584
Progressive Corp. (The)†	1,492	72,243
Willis Towers Watson PLC (Ireland)(b)	431	66,473

		390,300

Materials — 7.1%
Air Products & Chemicals, Inc.†	2,308	349,016

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ball Corp.(a)	1,319	$54,475
FMC Corp.	8	714
Freeport-McMoRan, Inc.†*	14,950	209,898
LyondellBasell Industries NV, Class A (Netherlands)†	4,268	422,745
Newmont Mining Corp.†	5,510	206,680
Packaging Corp. of America†	975	111,813
PPG Industries, Inc.†	1,051	114,202
Sherwin-Williams Co. (The)†(b)	730	261,369
WestRock Co.†	190	10,779

		1,741,691

Media — 12.9%
CBS Corp., Class B, non-voting shares†	3,331	193,198
Comcast Corp., Class A†	18,263	702,760
News Corp., Class A†(a)(b)	6,167	81,774
Omnicom Group, Inc.(a)	2,183	161,695
Scripps Networks Interactive, Inc., Class A	1,175	100,921
Time Warner, Inc.†	7,935	812,941
Twenty-First Century Fox, Inc., Class A†	19,347	510,374
Walt Disney Co. (The)†	6,098	601,080

		3,164,743

Pharmaceuticals, Biotechnology & Life Sciences — 9.4%
AbbVie, Inc.†(b)	7,726	686,532
Amgen, Inc.†	2,823	526,348
Biogen, Inc.†*	404	126,500
Bristol-Myers Squibb Co.†	293	18,676
Celgene Corp.†*	941	137,217
Gilead Sciences, Inc.†	9,974	808,093

		2,303,366

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT(a)	239	28,434
Duke Realty Corp., REIT	995	28,676
Extra Space Storage, Inc., REIT(a)	648	51,788
Mid-America Apartment Communities, Inc., REIT†	1,081	115,537
Realty Income Corp., REIT†(a)	169	9,665
Regency Centers Corp., REIT†	1,600	99,264

		333,364

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 11.4%
Advance Auto Parts, Inc.(b)	762	$75,590
AutoZone, Inc.*	4	2,380
Best Buy Co., Inc.†(a)	671	38,220
CarMax, Inc.(a)*	569	43,136
Dollar General Corp.	127	10,293
Dollar Tree, Inc.†*	452	39,243
Foot Locker, Inc.(a)	20	704
Gap, Inc. (The)(a)	752	22,207
Genuine Parts Co.(a)	1,481	141,658
Home Depot, Inc. (The)†(b)	5,958	974,490
LKQ Corp.†*	3,266	117,543
Lowe’s Cos., Inc.†	8,648	691,321
Macy’s, Inc.(a)	305	6,655
Nordstrom, Inc.(a)	1,599	75,393
O’Reilly Automotive, Inc.(a)*	306	65,903
Ross Stores, Inc.†	3,947	254,858
Signet Jewelers Ltd. (Bermuda)(a)	670	44,588
Target Corp.†(a)	2,049	120,911
TJX Cos., Inc. (The)	127	9,364
Tractor Supply Co.(a)	957	60,569

		2,795,026

Semiconductors & Semiconductor Equipment — 10.9%
Applied Materials, Inc.†(b)	11,019	573,980
Intel Corp.†	15,472	589,174
KLA-Tencor Corp.†	1,662	176,172
Lam Research Corp.(a)	1,941	359,163
Micron Technology, Inc.*	11,299	444,390
Skyworks Solutions, Inc.(a)	1,621	165,180
Texas Instruments, Inc.†	2,115	189,589
Xilinx, Inc.†(a)(b)	2,491	176,438

		2,674,086

Software & Services — 13.5%
Accenture PLC, Class A (Ireland)†	1,525	205,982
Alphabet, Inc., Class A†*	266	259,010
Automatic Data Processing, Inc.†(b)	2,143	234,273
CA, Inc.†	4,032	134,588
Citrix Systems, Inc.†*	1,420	109,084
CSRA, Inc.†	1,549	49,986
eBay, Inc.†*	434	16,692
Electronic Arts, Inc.†*	3,203	378,146
International Business Machines Corp.†	4,017	582,786
Intuit, Inc.	2,715	385,910
Oracle Corp.†	12,782	618,010

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Paychex, Inc.(b)	3,522	$211,179
Total System Services, Inc.†	128	8,384
Visa, Inc., Class A(a)	1,042	109,660

		3,303,690

Technology Hardware & Equipment — 12.9%
Apple, Inc.†	3,959	610,161
Cisco Systems, Inc.†	26,712	898,325
F5 Networks, Inc.†*	598	72,095
FLIR Systems, Inc.†	1,246	48,482
Harris Corp.†	1,243	163,678
Hewlett Packard Enterprise Co.†	17,451	256,704
HP, Inc.†	17,839	356,066
Juniper Networks, Inc.†	4,054	112,823
Motorola Solutions, Inc.†	654	55,505
NetApp, Inc.†(a)	2,855	124,935
Seagate Technology PLC (Ireland)(a)	2,706	89,758
TE Connectivity Ltd. (Switzerland)	2	166
Western Digital Corp.†	3,060	264,384
Xerox Corp.(b)	2,696	89,750

		3,142,832

Telecommunication Services — 5.2%
AT&T, Inc.†(a)	12,974	508,192
CenturyLink, Inc.(a)	155	2,930
Verizon Communications, Inc.†	15,168	750,664

		1,261,786

Transportation — 12.2%
Alaska Air Group, Inc.†(b)	161	12,279
CSX Corp.†(b)	5,907	320,514
Delta Air Lines, Inc.†(b)	6,587	317,625
Expeditors International of Washington, Inc.†	1,906	114,093
FedEx Corp.	2,090	471,462
JB Hunt Transport Services, Inc.†(b)	1,146	127,298
Norfolk Southern Corp.†(b)	1,731	228,907
Southwest Airlines Co.†(b)	5,645	316,007
Union Pacific Corp.†(b)	5,702	661,261
United Parcel Service, Inc., Class B†(b)	3,457	415,151

		2,984,597

Utilities — 3.0%
DTE Energy Co.	1,845	198,079
FirstEnergy Corp.†	4,590	141,510
NRG Energy, Inc.†	612	15,661

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.(b)	5,217	$241,286
WEC Energy Group, Inc.†	2,302	144,520

		741,056

TOTAL COMMON STOCKS (Cost $41,014,638)		45,405,706

TOTAL LONG POSITIONS - 185.7%		45,405,706

(Cost $41,014,638)
SHORT POSITIONS — (86.5)%
COMMON STOCKS — (86.5)%
Automobiles & Components — (1.1)%
Ford Motor Co.	(19,560)	(234,133)
Goodyear Tire & Rubber Co. (The)	(1,210)	(40,232)

		(274,365)

Banks — (5.7)%
Bank of America Corp.	(8,043)	(203,810)
BB&T Corp.	(3,480)	(163,351)
Citigroup, Inc.	(1,760)	(128,022)
Citizens Financial Group, Inc.	(913)	(34,575)
Comerica, Inc.	(702)	(53,535)
Fifth Third Bancorp	(3,695)	(103,386)
JPMorgan Chase & Co.	(386)	(36,867)
M&T Bank Corp.	(585)	(94,208)
PNC Financial Services Group, Inc. (The)	(213)	(28,706)
Regions Financial Corp.	(5,991)	(91,243)
SunTrust Banks, Inc.	(1,748)	(104,478)
US Bancorp	(3,278)	(175,668)
Wells Fargo & Co.	(2,801)	(154,475)
Zions Bancorporation	(357)	(16,843)

		(1,389,167)

Capital Goods — (8.0)%
Acuity Brands, Inc.	(167)	(28,604)
AO Smith Corp.	(828)	(49,208)
Dover Corp.	(768)	(70,188)
Eaton Corp. PLC (Ireland)	(2,204)	(169,245)
Flowserve Corp.	(626)	(26,661)
Fluor Corp.	(671)	(28,249)
Fortive Corp.	(1,667)	(118,007)
Fortune Brands Home & Security, Inc.	(758)	(50,960)
General Dynamics Corp.	(762)	(156,652)
General Electric Co.	(9,409)	(227,510)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.	(105)	$(15,536)
Johnson Controls International PLC (Ireland)	(4,478)	(180,419)
L3 Technologies, Inc.	(375)	(70,661)
Masco Corp.	(1,557)	(60,739)
PACCAR, Inc.	(742)	(53,676)
Parker-Hannifin Corp.	(656)	(114,813)
Quanta Services, Inc.*	(732)	(27,355)
Raytheon Co.	(1,392)	(259,719)
Stanley Black & Decker, Inc.	(532)	(80,316)
Textron, Inc.	(1,344)	(72,415)
United Technologies Corp.	(735)	(85,319)

		(1,946,252)

Commercial & Professional Services — (0.8)%
Cintas Corp.	(509)	(73,439)
IHS Markit Ltd. (Bermuda)*	(1,033)	(45,535)
Nielsen Holdings PLC (United Kingdom)	(1,712)	(70,962)

		(189,936)

Consumer Durables & Apparel — (2.0)%
Hanesbrands, Inc.	(1,750)	(43,120)
Leggett & Platt, Inc.	(652)	(31,120)
Mattel, Inc.	(1,645)	(25,465)
Mohawk Industries, Inc.*	(366)	(90,589)
Newell Brands, Inc.	(2,321)	(99,037)
NIKE, Inc., Class B	(871)	(45,161)
Under Armour, Inc., Class C*	(2,169)	(32,578)
VF Corp.	(1,888)	(120,020)

		(487,090)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(3,566)	(230,257)
MGM Resorts International	(2,761)	(89,981)
Wynn Resorts Ltd.	(275)	(40,953)

		(361,191)

Diversified Financials — (4.7)%
Affiliated Managers Group, Inc.	(279)	(52,963)
American Express Co.	(2,142)	(193,765)
Bank of New York Mellon Corp. (The)	(471)	(24,972)
Berkshire Hathaway, Inc., Class B*	(194)	(35,564)
Capital One Financial Corp.	(243)	(20,572)
Charles Schwab Corp. (The)	(480)	(20,995)
CME Group, Inc.	(1,627)	(220,751)
Discover Financial Services	(36)	(2,321)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Goldman Sachs Group, Inc. (The)	(588)	$(139,468)
Intercontinental Exchange, Inc.	(2,921)	(200,673)
Leucadia National Corp.	(1,723)	(43,506)
Morgan Stanley	(1,076)	(51,831)
Navient Corp.	(1,415)	(21,253)
Northern Trust Corp.	(1,098)	(100,939)
Raymond James Financial, Inc.	(7)	(590)
Synchrony Financial	(865)	(26,858)

		(1,157,021)

Energy — (7.7)%
Andeavor	(316)	(32,595)
Apache Corp.	(1,798)	(82,348)
Cimarex Energy Co.	(457)	(51,947)
Concho Resources, Inc.*	(231)	(30,427)
EOG Resources, Inc.	(579)	(56,013)
EQT Corp.	(853)	(55,650)
Exxon Mobil Corp.	(3,795)	(311,114)
Halliburton Co.	(1,079)	(49,666)
Helmerich & Payne, Inc.	(534)	(27,827)
Hess Corp.	(1,526)	(71,554)
Kinder Morgan, Inc.	(3,935)	(75,473)
National Oilwell Varco, Inc.	(1,872)	(66,887)
Newfield Exploration Co.*	(980)	(29,077)
Phillips 66	(2,456)	(224,994)
Pioneer Natural Resources Co.	(816)	(120,393)
Schlumberger Ltd. (Curacao)	(6,088)	(424,699)
TechnipFMC PLC (United Kingdom)*	(2,298)	(64,160)
Williams Cos., Inc. (The)	(3,967)	(119,050)

		(1,893,874)

Food, Beverage & Tobacco — (2.8)%
Archer-Daniels-Midland Co.	(2,702)	(114,862)
Brown-Forman Corp., Class B	(1,585)	(86,066)
Constellation Brands, Inc., Class A	(22)	(4,388)
Hershey Co. (The)	(991)	(108,188)
Hormel Foods Corp.	(137)	(4,403)
McCormick & Co., Inc., non-voting shares	(609)	(62,508)
Mondelez International, Inc., Class A	(4,780)	(194,355)
Tyson Foods, Inc., Class A	(1,760)	(123,992)

		(698,762)

Health Care Equipment & Services — (8.8)%
Abbott Laboratories	(8,177)	(436,325)
Becton Dickinson and Co.	(1,036)	(203,004)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(5,984)	$(174,553)
Cardinal Health, Inc.	(1,556)	(104,128)
Cerner Corp.*	(925)	(65,971)
Cooper Cos., Inc. (The)	(240)	(56,906)
CR Bard, Inc.	(360)	(115,380)
Danaher Corp.	(3,382)	(290,108)
DaVita, Inc.*	(959)	(56,955)
DENTSPLY SIRONA, Inc.	(1,101)	(65,851)
Edwards Lifesciences Corp.*	(630)	(68,865)
Henry Schein, Inc.*	(782)	(64,116)
IDEXX Laboratories, Inc.*	(3)	(467)
Intuitive Surgical, Inc.*	(76)	(79,487)
Patterson Cos., Inc.	(119)	(4,599)
ResMed, Inc.	(682)	(52,487)
Stryker Corp.	(1,796)	(255,068)
Zimmer Biomet Holdings, Inc.	(487)	(57,023)

		(2,151,293)

Household & Personal Products — (0.5)%
Coty, Inc., Class A	(3,683)	(60,880)
Procter & Gamble Co. (The)	(567)	(51,586)

		(112,466)

Insurance — (5.5)%
Aflac, Inc.	(1,833)	(149,188)
Allstate Corp. (The)	(371)	(34,099)
American International Group, Inc.	(4,182)	(256,733)
Assurant, Inc.	(283)	(27,032)
Brighthouse Financial, Inc.*	(203)	(12,342)
Chubb Ltd. (Switzerland)	(576)	(82,109)
Cincinnati Financial Corp.	(788)	(60,337)
Hartford Financial Services Group, Inc. (The)	(1,702)	(94,342)
Lincoln National Corp.	(667)	(49,011)
Loews Corp.	(1,617)	(77,390)
Marsh & McLennan Cos., Inc.	(1,491)	(124,961)
Principal Financial Group, Inc.	(1,387)	(89,240)
Prudential Financial, Inc.	(2,119)	(225,292)
Torchmark Corp.	(559)	(44,770)
Unum Group	(3)	(153)
XL Group Ltd. (Bermuda)	(493)	(19,449)

		(1,346,448)

Materials — (4.5)%
Albemarle Corp.	(530)	(72,244)
Avery Dennison Corp.	(3)	(295)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
CF Industries Holdings, Inc.	(908)	$(31,925)
DowDuPont, Inc.	(1,052)	(72,830)
Eastman Chemical Co.	(718)	(64,972)
Ecolab, Inc.	(1,320)	(169,765)
International Flavors & Fragrances, Inc.	(379)	(54,163)
International Paper Co.	(1,983)	(112,674)
Martin Marietta Materials, Inc.	(310)	(63,931)
Monsanto Co.	(2,163)	(259,171)
Mosaic Co. (The)	(1,729)	(37,329)
Nucor Corp.	(1,289)	(72,236)
Sealed Air Corp.	(237)	(10,125)
Vulcan Materials Co.	(654)	(78,218)

		(1,099,878)

Media — (0.4)%
DISH Network Corp., Class A*	(945)	(51,247)
Interpublic Group of Cos., Inc. (The)	(1,889)	(39,272)

		(90,519)

Pharmaceuticals, Biotechnology & Life Sciences — (9.0)%
Alexion Pharmaceuticals, Inc.*	(1,075)	(150,812)
Allergan PLC (Ireland)	(1,653)	(338,782)
Eli Lilly & Co.	(4,899)	(419,061)
Illumina, Inc.*	(54)	(10,757)
Incyte Corp.*	(1,051)	(122,694)
Johnson & Johnson	(95)	(12,351)
Merck & Co., Inc.	(1,888)	(120,889)
Mylan NV (Netherlands)*	(2,574)	(80,746)
PerkinElmer, Inc.	(490)	(33,795)
Perrigo Co. PLC (Ireland)	(593)	(50,198)
Pfizer, Inc.	(8,680)	(309,876)
Quintiles IMS Holdings, Inc.*	(511)	(48,581)
Regeneron Pharmaceuticals, Inc.*	(587)	(262,459)
Thermo Fisher Scientific, Inc.	(1,106)	(209,255)
Vertex Pharmaceuticals, Inc.*	(28)	(4,257)
Zoetis, Inc.	(585)	(37,300)

		(2,211,813)

Real Estate — (4.9)%
American Tower Corp., REIT	(757)	(103,467)
Apartment Investment & Management Co., Class A, REIT	(678)	(29,737)
AvalonBay Communities, Inc., REIT	(386)	(68,870)
Boston Properties, Inc., REIT	(13)	(1,597)
CBRE Group, Inc., Class A*	(1,623)	(61,479)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Crown Castle International Corp., REIT	(1,782)	$(178,164)
Equinix, Inc., REIT	(33)	(14,728)
Equity Residential, REIT	(1,673)	(110,301)
Federal Realty Investment Trust, REIT	(17)	(2,112)
GGP, Inc., REIT	(4,347)	(90,287)
HCP, Inc., REIT	(2,307)	(64,204)
Host Hotels & Resorts, Inc., REIT	(3,640)	(67,304)
Iron Mountain, Inc., REIT	(1,269)	(49,364)
Kimco Realty Corp., REIT	(2,097)	(40,996)
Macerich Co. (The), REIT	(710)	(39,029)
SBA Communications Corp., REIT*	(581)	(83,693)
Simon Property Group, Inc., REIT	(237)	(38,159)
SL Green Realty Corp., REIT	(497)	(50,356)
Vornado Realty Trust, REIT	(26)	(1,999)
Welltower, Inc., REIT	(1,603)	(112,659)

		(1,208,505)

Retailing — (3.2)%
Amazon.com, Inc.*	(457)	(439,337)
Expedia, Inc.	(212)	(30,515)
Kohl’s Corp.	(810)	(36,976)
L Brands, Inc.	(1,374)	(57,172)
Netflix, Inc.*	(28)	(5,078)
Priceline Group, Inc. (The)*	(42)	(76,895)
Tiffany & Co.	(496)	(45,523)
TripAdvisor, Inc.*	(710)	(28,776)
Ulta Beauty, Inc.*	(284)	(64,201)

		(784,473)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(4,632)	(59,058)
Analog Devices, Inc.	(1,772)	(152,693)
Broadcom Ltd. (Singapore)	(1,599)	(387,822)
Microchip Technology, Inc.	(13)	(1,167)
NVIDIA Corp.	(1,459)	(260,825)
Qorvo, Inc.*	(640)	(45,235)

		(906,800)

Software & Services — (5.9)%
Activision Blizzard, Inc.	(3,626)	(233,913)
Adobe Systems, Inc.*	(194)	(28,941)
Akamai Technologies, Inc.*	(853)	(41,558)
Alliance Data Systems Corp.	(267)	(59,154)
ANSYS, Inc.*	(51)	(6,259)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.*	(1,345)	$(53,087)
DXC Technology Co.	(1,397)	(119,974)
Facebook, Inc., Class A*	(866)	(147,973)
Fidelity National Information Services, Inc.	(1,595)	(148,957)
Fiserv, Inc.*	(380)	(49,005)
Gartner, Inc.*	(435)	(54,118)
Global Payments, Inc.	(732)	(69,562)
PayPal Holdings, Inc.*	(2,784)	(178,260)
salesforce.com, Inc.*	(419)	(39,143)
Symantec Corp.	(3,023)	(99,185)
Synopsys, Inc.*	(145)	(11,677)
Verisign, Inc.*	(620)	(65,962)
Western Union Co. (The)	(2,325)	(44,640)

		(1,451,368)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(688)	(58,232)
Corning, Inc.	(4,332)	(129,613)

		(187,845)

Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(1,778)	(94,750)

Transportation — (1.0)%
American Airlines Group, Inc.	(2,500)	(118,725)
Kansas City Southern	(211)	(22,932)
United Continental Holdings, Inc.*	(1,532)	(93,268)

		(234,925)

Utilities — (3.6)%
Alliant Energy Corp.	(1,122)	(46,642)
American Electric Power Co., Inc.	(901)	(63,286)
American Water Works Co., Inc.	(897)	(72,576)
Consolidated Edison, Inc.	(1,469)	(118,519)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Dominion Resources, Inc.	(14)	$(1,077)
Duke Energy Corp.	(292)	(24,505)
Entergy Corp.	(862)	(65,822)
Eversource Energy	(1,521)	(91,929)
Exelon Corp.	(1,290)	(48,594)
PG&E Corp.	(2,417)	(164,574)
Pinnacle West Capital Corp.	(549)	(46,423)
PPL Corp.	(3,051)	(115,786)
SCANA Corp.	(167)	(8,098)
Sempra Energy	(56)	(6,391)
Xcel Energy, Inc.	(132)	(6,246)

		(880,468)

TOTAL COMMON STOCK (Proceeds $20,938,261)		(21,159,209)

TOTAL SECURITIES SOLD SHORT - (86.5)%		(21,159,209)

(Proceeds $20,938,261)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		206,571

NET ASSETS - 100.0%		$24,453,068

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 139.7%
COMMON STOCKS — 139.7%
Automobiles & Components — 3.2%
BorgWarner, Inc.†	155	$7,941
Delphi Automotive PLC (Jersey)†	197	19,385
General Motors Co.†	1,079	43,570
Harley-Davidson, Inc.(a)	126	6,074

		76,970

Capital Goods — 13.2%
3M Co.†	63	13,224
Allegion PLC (Ireland)†	39	3,372
AMETEK, Inc.†	129	8,519
Arconic, Inc.	360	8,957
Boeing Co. (The)†	320	81,347
Caterpillar, Inc.†	373	46,517
Cummins, Inc.†	118	19,828
Emerson Electric Co.†	6	377
Fastenal Co.	62	2,826
Honeywell International, Inc.†	344	48,759
Ingersoll-Rand PLC (Ireland)†	183	16,318
Jacobs Engineering Group, Inc.†	89	5,186
Lockheed Martin Corp.†	138	42,820
Northrop Grumman Corp.	1	288
Pentair PLC (Ireland)	134	9,107
Rockwell Collins, Inc.	26	3,398
Snap-on, Inc.†	42	6,258

		317,101

Commercial & Professional Services — 1.4%
Equifax, Inc.	10	1,060
Republic Services, Inc.	68	4,492
Robert Half International, Inc.†	93	4,682
Stericycle, Inc.*	6	430
Waste Management, Inc.†	279	21,837

		32,501

Consumer Durables & Apparel — 1.8%
Coach, Inc.	208	8,378
Garmin Ltd. (Switzerland)†	132	7,124
Michael Kors Holdings Ltd. (British Virgin Islands)*	122	5,838
PVH Corp.†	56	7,059
Ralph Lauren Corp.†	56	4,944
Whirlpool Corp.	53	9,775

		43,118

Consumer Services — 3.7%
Hilton Worldwide Holdings, Inc.	240	16,668

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A	195	$21,501
McDonald’s Corp.†	165	25,852
Royal Caribbean Cruises Ltd. (Liberia)	113	13,395
Wyndham Worldwide Corp.†	79	8,327
Yum! Brands, Inc.†	35	2,576

		88,319

Diversified Financials — 4.5%
BlackRock, Inc.	54	24,143
Franklin Resources, Inc.	411	18,294
Invesco Ltd. (Bermuda)	300	10,512
Moody’s Corp.†	140	19,489
Nasdaq, Inc.†	122	9,464
S&P Global, Inc.	57	8,910
T Rowe Price Group, Inc.	177	16,045

		106,857

Energy — 4.5%
Anadarko Petroleum Corp.	407	19,882
Chesapeake Energy Corp.(a)*	667	2,868
Chevron Corp.	17	1,998
ConocoPhillips†	896	44,845
Occidental Petroleum Corp.	168	10,787
Range Resources Corp.(a)	182	3,562
Valero Energy Corp.†	326	25,079

		109,021

Food & Staples Retailing — 8.7%
CVS Health Corp.†	775	63,023
Sysco Corp.†	391	21,094
Walgreens Boots Alliance, Inc.†	728	56,216
Wal-Mart Stores, Inc.†	890	69,545

		209,878

Food, Beverage & Tobacco — 6.3%
Altria Group, Inc.†	1,026	65,069
Conagra Brands, Inc.†	317	10,696
Dr Pepper Snapple Group, Inc.†	134	11,855
General Mills, Inc.	313	16,201
Hormel Foods Corp.	6	193
Kellogg Co.	254	15,842
Kraft Heinz Co. (The)	60	4,653
Molson Coors Brewing Co., Class B	55	4,490
PepsiCo, Inc.	118	13,149
Philip Morris International, Inc.†	77	8,548

		150,696

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 13.5%
Aetna, Inc.†	254	$40,388
AmerisourceBergen Corp.	166	13,736
Anthem, Inc.†	194	36,837
Baxter International, Inc.†	83	5,208
Centene Corp.†*	127	12,290
Cigna Corp.†	187	34,958
Express Scripts Holding Co.†*	448	28,367
HCA Healthcare, Inc.†*	267	21,251
Humana, Inc.†	109	26,556
Laboratory Corp. of America Holdings*	77	11,625
McKesson Corp.†	155	23,810
Medtronic PLC (Ireland)†	164	12,754
Quest Diagnostics, Inc.†	100	9,364
UnitedHealth Group, Inc.†	160	31,336
Universal Health Services, Inc., Class B	71	7,877
Varian Medical Systems, Inc.*	68	6,804

		323,161

Household & Personal Products — 2.6%
Church & Dwight Co., Inc.†	159	7,704
Clorox Co. (The)	95	12,531
Colgate-Palmolive Co.	139	10,126
Estee Lauder Cos., Inc. (The), Class A†	5	539
Kimberly-Clark Corp.†	260	30,597

		61,497

Insurance — 1.2%
Aon PLC (United Kingdom)†	157	22,938
Progressive Corp. (The)	77	3,728
Willis Towers Watson PLC (Ireland)	21	3,239

		29,905

Materials — 5.0%
Air Products & Chemicals, Inc.†	161	24,346
FMC Corp.	6	536
Freeport-McMoRan, Inc.†*	1,066	14,967
LyondellBasell Industries NV, Class A (Netherlands)†	283	28,031
Newmont Mining Corp.	393	14,741
Packaging Corp. of America	69	7,913
PPG Industries, Inc.†	3	326
Sherwin-Williams Co. (The)†	65	23,273

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
WestRock Co.†	118	$6,694

		120,827

Media — 9.4%
CBS Corp., Class B, non-voting shares†	122	7,076
Comcast Corp., Class A†	1,346	51,794
Discovery Communications, Inc., Class A†*	9	192
News Corp., Class A†	429	5,689
Omnicom Group, Inc.†	54	4,000
Scripps Networks Interactive, Inc., Class A†	95	8,160
Time Warner, Inc.†	572	58,601
Twenty-First Century Fox, Inc., Class A†	1,358	35,824
Viacom, Inc., Class B	6	167
Walt Disney Co. (The)†	548	54,016

		225,519

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
AbbVie, Inc.†	493	43,808
Amgen, Inc.†	199	37,104
Biogen, Inc.†*	2	626
Bristol-Myers Squibb Co.	84	5,354
Gilead Sciences, Inc.†	946	76,645

		163,537

Real Estate — 1.2%
Alexandria Real Estate Equities, Inc., REIT	1	119
Duke Realty Corp., REIT	47	1,355
Essex Property Trust, Inc., REIT	16	4,064
Extra Space Storage, Inc., REIT	93	7,433
Mid-America Apartment Communities, Inc., REIT	84	8,978
Public Storage, REIT	4	856
Realty Income Corp., REIT	8	458
Regency Centers Corp., REIT	98	6,080
UDR, Inc., REIT	6	228
Ventas, Inc., REIT	7	456

		30,027

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — 9.1%
Advance Auto Parts, Inc.	55	$5,456
AutoZone, Inc.†*	2	1,190
Best Buy Co., Inc.†	230	13,101
Dollar General Corp.	40	3,242
Dollar Tree, Inc.*	19	1,650
Foot Locker, Inc.	1	35
Gap, Inc. (The)(a)	70	2,067
Genuine Parts Co.	108	10,330
Home Depot, Inc. (The)†	435	71,149
LKQ Corp.*	228	8,206
Lowe’s Cos., Inc.†	617	49,323
Nordstrom, Inc.	122	5,752
O’Reilly Automotive, Inc.*	46	9,907
Ross Stores, Inc.	284	18,338
Signet Jewelers Ltd. (Bermuda)(a)	50	3,328
Target Corp.†	185	10,917
TJX Cos., Inc. (The)	38	2,802
Tractor Supply Co.	31	1,962

		218,755

Semiconductors & Semiconductor Equipment — 8.2%
Applied Materials, Inc.†	786	40,943
Intel Corp.†	912	34,729
KLA-Tencor Corp.†	116	12,296
Lam Research Corp.†	133	24,610
Micron Technology, Inc.*	734	28,868
Skyworks Solutions, Inc.	133	13,553
Texas Instruments, Inc.†	315	28,237
Xilinx, Inc.	180	12,749

		195,985

Software & Services — 9.7%
Accenture PLC, Class A (Ireland)†	113	15,263
Alphabet, Inc., Class A*	5	4,869
Automatic Data Processing, Inc.†	160	17,491
CA, Inc.†	281	9,380
Citrix Systems, Inc.*	103	7,912
CSRA, Inc.†	120	3,872
eBay, Inc.†*	162	6,230
Electronic Arts, Inc.†*	229	27,036
International Business Machines Corp.†	346	50,198
Intuit, Inc.†	188	26,722
Oracle Corp.†	994	48,060
Paychex, Inc.†	264	15,829

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Total System Services, Inc.	2	$131

		232,993

Technology Hardware & Equipment — 10.6%
Apple, Inc.†	467	71,974
Cisco Systems, Inc.†	1,921	64,603
F5 Networks, Inc.†*	47	5,666
FLIR Systems, Inc.†	97	3,774
Harris Corp.	89	11,719
Hewlett Packard Enterprise Co.†	1,197	17,608
HP, Inc.†	1,230	24,551
Juniper Networks, Inc.†	281	7,820
Motorola Solutions, Inc.	72	6,111
NetApp, Inc.	198	8,664
Seagate Technology PLC (Ireland)†(a)	189	6,269
TE Connectivity Ltd. (Switzerland)†	10	831
Western Digital Corp.†	216	18,662
Xerox Corp.	193	6,425

		254,677

Telecommunication Services — 4.8%
AT&T, Inc.†	1,250	48,962
CenturyLink, Inc.(a)	5	94
Verizon Communications, Inc.†	1,314	65,030

		114,086

Transportation — 8.0%
Alaska Air Group, Inc.†	65	4,958
CSX Corp.	253	13,728
Delta Air Lines, Inc.†	520	25,074
Expeditors International of Washington, Inc.	132	7,901
FedEx Corp.†	144	32,483
JB Hunt Transport Services, Inc.	80	8,886
Norfolk Southern Corp.	25	3,306
Southwest Airlines Co.†	438	24,519
Union Pacific Corp.†	306	35,487
United Continental Holdings, Inc.†*	162	9,863
United Parcel Service, Inc., Class B	213	25,579

		191,784

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.3%
DTE Energy Co.	132	$14,171
FirstEnergy Corp.	327	10,081
NRG Energy, Inc.†	229	5,860
Public Service Enterprise Group, Inc.	371	17,159
WEC Energy Group, Inc.	121	7,596

		54,867

TOTAL COMMON STOCKS (Cost $2,976,549)		3,352,081

TOTAL LONG POSITIONS - 139.7%		3,352,081

(Cost $2,976,549)

SHORT POSITIONS — (40.3)%
COMMON STOCKS — (40.3)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(834)	(9,983)
Goodyear Tire & Rubber Co. (The)	(53)	(1,762)

		(11,745)

Banks — (3.9)%
Bank of America Corp.	(694)	(17,586)
BB&T Corp.	(171)	(8,027)
Citigroup, Inc.	(94)	(6,838)
Citizens Financial Group, Inc.	(107)	(4,052)
Comerica, Inc.	(32)	(2,440)
Huntington Bancshares, Inc.	(20)	(279)
JPMorgan Chase & Co.	(61)	(5,826)
M&T Bank Corp.	(33)	(5,314)
People’s United Financial, Inc.	(9)	(163)
PNC Financial Services Group, Inc. (The)	(29)	(3,908)
Regions Financial Corp.	(255)	(3,884)
SunTrust Banks, Inc.	(98)	(5,857)
US Bancorp	(259)	(13,880)
Wells Fargo & Co.	(244)	(13,457)
Zions Bancorporation	(43)	(2,029)

		(93,540)

Capital Goods — (3.5)%
Acuity Brands, Inc.	(9)	(1,541)
AO Smith Corp.	(37)	(2,199)
Dover Corp.	(16)	(1,462)
Eaton Corp. PLC (Ireland)	(95)	(7,295)
Flowserve Corp.	(28)	(1,193)
Fluor Corp.	(30)	(1,263)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	(4)	$(283)
Fortune Brands Home & Security, Inc.	(33)	(2,219)
General Dynamics Corp.	(46)	(9,457)
General Electric Co.	(672)	(16,249)
Illinois Tool Works, Inc.	(30)	(4,439)
Johnson Controls International PLC (Ireland)	(197)	(7,937)
L3 Technologies, Inc.	(17)	(3,203)
Masco Corp.	(67)	(2,614)
PACCAR, Inc.	(50)	(3,617)
Quanta Services, Inc.*	(32)	(1,196)
Raytheon Co.	(19)	(3,545)
Stanley Black & Decker, Inc.	(25)	(3,774)
United Rentals, Inc.*	(18)	(2,497)
United Technologies Corp.	(65)	(7,545)
Xylem, Inc.	(2)	(125)

		(83,653)

Commercial & Professional Services — (0.3)%
Cintas Corp.	(22)	(3,174)
IHS Markit Ltd. (Bermuda)*	(29)	(1,278)
Nielsen Holdings PLC (United Kingdom)	(75)	(3,109)
Verisk Analytics, Inc.*	(10)	(832)

		(8,393)

Consumer Durables & Apparel — (1.1)%
Hanesbrands, Inc.	(77)	(1,897)
Leggett & Platt, Inc.	(28)	(1,336)
Mattel, Inc.	(72)	(1,115)
Mohawk Industries, Inc.*	(16)	(3,960)
Newell Brands, Inc.	(102)	(4,352)
NIKE, Inc., Class B	(149)	(7,726)
Under Armour, Inc., Class C*	(93)	(1,397)
VF Corp.	(83)	(5,276)

		(27,059)

Consumer Services — (0.7)%
Carnival Corp. (Panama)	(153)	(9,879)
Darden Restaurants, Inc.	(26)	(2,048)
MGM Resorts International	(121)	(3,943)
Wynn Resorts Ltd.	(6)	(894)

		(16,764)

Diversified Financials — (2.4)%
American Express Co.	(23)	(2,081)
Bank of New York Mellon Corp. (The)	(66)	(3,499)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Berkshire Hathaway, Inc., Class B*	(26)	$(4,766)
Capital One Financial Corp.	(35)	(2,963)
Charles Schwab Corp. (The)	(90)	(3,937)
CME Group, Inc.	(58)	(7,869)
Discover Financial Services	(17)	(1,096)
E*TRADE Financial Corp.*	(15)	(654)
Goldman Sachs Group, Inc. (The)	(53)	(12,571)
Intercontinental Exchange, Inc.	(2)	(137)
Leucadia National Corp.	(76)	(1,919)
Morgan Stanley	(135)	(6,503)
Navient Corp.	(64)	(961)
Northern Trust Corp.	(49)	(4,505)
Raymond James Financial, Inc.	(8)	(675)
State Street Corp.	(6)	(573)
Synchrony Financial	(127)	(3,943)

		(58,652)

Energy — (3.3)%
Andeavor	(9)	(928)
Apache Corp.	(38)	(1,740)
Cimarex Energy Co.	(20)	(2,273)
Concho Resources, Inc.*	(31)	(4,083)
EQT Corp.	(36)	(2,349)
Exxon Mobil Corp.	(151)	(12,379)
Helmerich & Payne, Inc.	(23)	(1,199)
Hess Corp.	(67)	(3,142)
Kinder Morgan, Inc.	(267)	(5,121)
National Oilwell Varco, Inc.	(46)	(1,644)
Newfield Exploration Co.*	(42)	(1,246)
Phillips 66	(100)	(9,161)
Pioneer Natural Resources Co.	(36)	(5,311)
Schlumberger Ltd. (Curacao)	(281)	(19,603)
TechnipFMC PLC (United Kingdom)*	(98)	(2,736)
Williams Cos., Inc. (The)	(175)	(5,252)

		(78,167)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(119)	(5,059)
Brown-Forman Corp., Class B	(6)	(326)
Coca-Cola Co. (The)	(42)	(1,890)
Constellation Brands, Inc., Class A	(11)	(2,194)
Hershey Co. (The)	(46)	(5,022)
McCormick & Co., Inc., non-voting shares	(27)	(2,771)
Mondelez International, Inc., Class A	(321)	(13,052)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Tyson Foods, Inc., Class A	(77)	$(5,425)

		(35,739)

Health Care Equipment & Services — (3.6)%
Abbott Laboratories	(70)	(3,735)
Becton Dickinson and Co.	(37)	(7,250)
Boston Scientific Corp.*	(290)	(8,459)
Cardinal Health, Inc.	(67)	(4,484)
Cerner Corp.*	(20)	(1,426)
Cooper Cos., Inc. (The)	(11)	(2,608)
CR Bard, Inc.	(16)	(5,128)
Danaher Corp.	(147)	(12,610)
DaVita, Inc.*	(41)	(2,435)
DENTSPLY SIRONA, Inc.	(49)	(2,931)
Edwards Lifesciences Corp.*	(44)	(4,810)
Henry Schein, Inc.*	(34)	(2,788)
Intuitive Surgical, Inc.*	(7)	(7,321)
Patterson Cos., Inc.	(21)	(812)
ResMed, Inc.	(30)	(2,309)
Stryker Corp.	(79)	(11,220)
Zimmer Biomet Holdings, Inc.	(43)	(5,035)

		(85,361)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(158)	(2,612)
Procter & Gamble Co. (The)	(56)	(5,095)

		(7,707)

Insurance — (2.3)%
Aflac, Inc.	(3)	(244)
Allstate Corp. (The)	(35)	(3,217)
American International Group, Inc.	(192)	(11,787)
Assurant, Inc.	(13)	(1,242)
Brighthouse Financial, Inc.*	(26)	(1,581)
Chubb Ltd. (Switzerland)	(47)	(6,700)
Cincinnati Financial Corp.	(35)	(2,680)
Hartford Financial Services Group, Inc. (The)	(77)	(4,268)
Lincoln National Corp.	(6)	(441)
Loews Corp.	(72)	(3,446)
Marsh & McLennan Cos., Inc.	(11)	(922)
Principal Financial Group, Inc.	(62)	(3,989)
Prudential Financial, Inc.	(91)	(9,675)
Torchmark Corp.	(25)	(2,002)
Unum Group	(2)	(102)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
XL Group Ltd. (Bermuda)	(55)	$(2,170)

		(54,466)

Materials — (1.9)%
Albemarle Corp.	(24)	(3,271)
CF Industries Holdings, Inc.	(2)	(70)
DowDuPont, Inc.	(59)	(4,085)
Ecolab, Inc.	(45)	(5,787)
International Flavors & Fragrances, Inc.	(16)	(2,287)
International Paper Co.	(87)	(4,943)
Martin Marietta Materials, Inc.	(14)	(2,887)
Monsanto Co.	(93)	(11,143)
Mosaic Co. (The)	(74)	(1,598)
Nucor Corp.	(67)	(3,755)
Praxair, Inc.	(6)	(838)
Sealed Air Corp.	(40)	(1,709)
Vulcan Materials Co.	(28)	(3,349)

		(45,722)

Media — (0.3)%
DISH Network Corp., Class A*	(99)	(5,369)
Interpublic Group of Cos., Inc. (The)	(84)	(1,746)

		(7,115)

Pharmaceuticals, Biotechnology & Life Sciences — (4.4)%
Alexion Pharmaceuticals, Inc.*	(35)	(4,910)
Allergan PLC (Ireland)	(71)	(14,552)
Eli Lilly & Co.	(222)	(18,990)
Illumina, Inc.*	(31)	(6,175)
Incyte Corp.*	(45)	(5,253)
Johnson & Johnson	(14)	(1,820)
Merck & Co., Inc.	(158)	(10,117)
Mylan NV (Netherlands)*	(113)	(3,545)
PerkinElmer, Inc.	(7)	(483)
Perrigo Co. PLC (Ireland)	(2)	(169)
Pfizer, Inc.	(542)	(19,349)
Quintiles IMS Holdings, Inc.*	(13)	(1,236)
Regeneron Pharmaceuticals, Inc.*	(13)	(5,813)
Thermo Fisher Scientific, Inc.	(50)	(9,460)
Vertex Pharmaceuticals, Inc.*	(2)	(304)
Zoetis, Inc.	(60)	(3,826)

		(106,002)

Real Estate — (2.2)%
American Tower Corp., REIT	(3)	(410)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Apartment Investment & Management Co., Class A, REIT	(34)	$(1,491)
AvalonBay Communities, Inc., REIT	(22)	(3,925)
Boston Properties, Inc., REIT	(5)	(614)
CBRE Group, Inc., Class A*	(71)	(2,690)
Crown Castle International Corp., REIT	(75)	(7,498)
Equinix, Inc., REIT	(3)	(1,339)
Equity Residential, REIT	(78)	(5,143)
Federal Realty Investment Trust, REIT	(5)	(621)
GGP, Inc., REIT	(187)	(3,884)
HCP, Inc., REIT	(100)	(2,783)
Host Hotels & Resorts, Inc., REIT	(2)	(37)
Iron Mountain, Inc., REIT	(56)	(2,178)
Kimco Realty Corp., REIT	(91)	(1,779)
Macerich Co. (The), REIT	(31)	(1,704)
SBA Communications Corp., REIT*	(26)	(3,745)
Simon Property Group, Inc., REIT	(23)	(3,703)
SL Green Realty Corp., REIT	(22)	(2,229)
Vornado Realty Trust, REIT	(11)	(846)
Welltower, Inc., REIT	(78)	(5,482)

		(52,101)

Retailing — (1.5)%
Amazon.com, Inc.*	(20)	(19,227)
Expedia, Inc.	(28)	(4,030)
L Brands, Inc.	(43)	(1,789)
Macy’s, Inc.	(65)	(1,418)
Priceline Group, Inc. (The)*	(1)	(1,831)
Tiffany & Co.	(27)	(2,478)
TripAdvisor, Inc.*	(31)	(1,256)
Ulta Beauty, Inc.*	(13)	(2,939)

		(34,968)

Semiconductors & Semiconductor Equipment — (1.9)%
Advanced Micro Devices, Inc.*	(201)	(2,563)
Analog Devices, Inc.	(69)	(5,946)
Broadcom Ltd. (Singapore)	(79)	(19,161)
Microchip Technology, Inc.	(9)	(808)
NVIDIA Corp.	(40)	(7,151)
Qorvo, Inc.*	(28)	(1,979)
QUALCOMM, Inc.	(169)	(8,761)

		(46,369)

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED 500 CORE FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (2.5)%
Activision Blizzard, Inc.	(159)	$(10,257)
Adobe Systems, Inc.*	(21)	(3,133)
Akamai Technologies, Inc.*	(37)	(1,803)
Alliance Data Systems Corp.	(12)	(2,659)
ANSYS, Inc.*	(9)	(1,105)
Cadence Design Systems, Inc.*	(59)	(2,329)
DXC Technology Co.	(31)	(2,662)
Facebook, Inc., Class A*	(30)	(5,126)
Fidelity National Information Services, Inc.	(70)	(6,537)
Fiserv, Inc.*	(45)	(5,803)
Gartner, Inc.*	(19)	(2,364)
Global Payments, Inc.	(32)	(3,041)
PayPal Holdings, Inc.*	(117)	(7,492)
salesforce.com, Inc.*	(39)	(3,643)
Synopsys, Inc.*	(6)	(483)
Western Union Co. (The)	(98)	(1,882)

		(60,319)

Technology Hardware & Equipment — (0.4)%
Amphenol Corp., Class A	(39)	(3,301)
Corning, Inc.	(191)	(5,715)

		(9,016)

Telecommunication Services — 0.0%
Level 3 Communications, Inc.*	(5)	(266)

Transportation — (0.2)%
American Airlines Group, Inc.	(107)	(5,081)
Kansas City Southern	(3)	(326)

		(5,407)

Utilities — (1.6)%
Alliant Energy Corp.	(48)	(1,995)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	(70)	$(4,917)
American Water Works Co., Inc.	(39)	(3,156)
Consolidated Edison, Inc.	(65)	(5,244)
Duke Energy Corp.	(7)	(587)
Entergy Corp.	(38)	(2,902)
Eversource Energy	(67)	(4,049)
Exelon Corp.	(22)	(829)
PG&E Corp.	(108)	(7,354)
Pinnacle West Capital Corp.	(24)	(2,029)
PPL Corp.	(145)	(5,503)
SCANA Corp.	(5)	(242)
Xcel Energy, Inc.	(2)	(95)

		(38,902)

TOTAL COMMON STOCK (Proceeds $964,007)		(967,433)

TOTAL SECURITES SOLD SHORT - (40.3)%		(967,433)

(Proceeds $964,007)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		14,100

NET ASSETS - 100.0%		$2,398,748

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 121.4%
COMMON STOCKS — 121.4%
Automobiles & Components — 1.9%
Cooper-Standard Holdings, Inc.†*	3,037	$352,201
Delphi Automotive PLC (Jersey)†	3,318	326,491
Dorman Products, Inc.(a)(b)*	10,469	749,790
General Motors Co.†	70,461	2,845,215
Gentex Corp.†(b)	100,764	1,995,127
Goodyear Tire & Rubber Co. (The)(a)	8,858	294,528
Harley-Davidson, Inc.†(a)	13,416	646,785
Lear Corp.†(b)	16,239	2,810,646
Motorcar Parts of America, Inc.(a)*	400	11,784
Standard Motor Products, Inc.†(a)	3,801	183,398
Thor Industries, Inc.	4,188	527,311
Visteon Corp.†(b)*	12,026	1,488,458
Winnebago Industries, Inc.†	16,310	729,872

		12,961,606

Capital Goods — 13.4%
3M Co.†	2,888	606,191
Acuity Brands, Inc.†(a)(b)	12,312	2,108,799
Allegion PLC (Ireland)†	11,405	986,190
Allison Transmission Holdings, Inc.†(a)(b)	112,828	4,234,435
American Woodmark Corp.†(b)*	4,825	464,406
AMETEK, Inc.†	38,534	2,544,785
Applied Industrial Technologies, Inc.†(b)	11,419	751,370
Arconic, Inc.†(a)(b)	50,745	1,262,536
Argan, Inc.†	28,762	1,934,244
Atkore International Group, Inc.†*	7,946	155,027
Blue Bird Corp.(a)*	130	2,678
Boeing Co. (The)†(b)	23,312	5,926,144
Briggs & Stratton Corp.(a)(b)	4,543	106,760
BWX Technologies, Inc.†(b)	12,078	676,610
Caterpillar, Inc.†(a)	35,674	4,448,905
Continental Building Products, Inc.†*	25,374	659,724
Crane Co.†	19,647	1,571,564
CSW Industrials, Inc.*	310	13,748
Cummins, Inc.†	9,367	1,573,937
Curtiss-Wright Corp.†	2,105	220,057
Deere & Co.†(a)	5,378	675,423
DigitalGlobe, Inc.†(a)*	25,977	915,689
Donaldson Co., Inc.†	2,466	113,288
EMCOR Group, Inc.†	23,238	1,612,252
Emerson Electric Co.†	2,516	158,105
EnerSys†	12,764	882,886

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fastenal Co.†	25,659	$1,169,537
Flowserve Corp.†(a)(b)	13,206	562,444
Fortive Corp.†	9,515	673,567
Fortune Brands Home & Security, Inc.†(a)	14,234	956,952
General Electric Co.†(b)	23,058	557,542
Gibraltar Industries, Inc.†(a)(b)*	46,964	1,462,929
GMS, Inc.†(b)*	30,965	1,096,161
Gorman-Rupp Co. (The)†	2,193	71,426
Graco, Inc.†(b)	903	111,692
Harsco Corp.†(b)*	29,978	626,540
Hillenbrand, Inc.†(b)	30,440	1,182,594
Honeywell International, Inc.†	29,944	4,244,263
Hubbell, Inc.†	15,058	1,747,029
Huntington Ingalls Industries, Inc.†	2	453
Illinois Tool Works, Inc.†	11,106	1,643,244
Ingersoll-Rand PLC (Ireland)†(b)	18,272	1,629,314
Jacobs Engineering Group, Inc.†	26,038	1,517,234
Kadant, Inc.†	1,207	118,950
Kennametal, Inc.†(b)	46,795	1,887,710
L3 Technologies, Inc.†	461	86,866
Lockheed Martin Corp.†	14,214	4,410,462
Masco Corp.†(b)	67,976	2,651,744
Meritor, Inc.†*	14,028	364,868
Moog, Inc., Class A†*	1,623	135,407
MSC Industrial Direct Co., Inc., Class A(a)(b)	5,728	432,865
Mueller Industries, Inc.(b)	4,887	170,801
Mueller Water Products, Inc., Class A†	36,167	462,938
National Presto Industries, Inc.†	931	99,105
Northrop Grumman Corp.†	1,849	531,994
PACCAR, Inc.†(a)(b)	8,442	610,694
Pentair PLC (Ireland)†(b)	41,485	2,819,321
Primoris Services Corp.(b)	9,341	274,812
Regal Beloit Corp.†	8,406	664,074
Rexnord Corp.†(b)*	47,265	1,201,004
Rockwell Automation, Inc.†(b)	23,070	4,111,305
Rush Enterprises, Inc., Class A†*	7,537	348,888
Snap-on, Inc.†	6,316	941,147
Spirit AeroSystems Holdings, Inc., Class A†	26,564	2,064,554
SPX Corp.†*	11,010	323,033
SPX FLOW, Inc.†(a)(b)*	14,174	546,549

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Terex Corp.†	18,257	$821,930
Textainer Group Holdings Ltd. (Bermuda)(a)*	5,571	95,543
Textron, Inc.†	14,590	786,109
Toro Co. (The)†(b)	21,156	1,312,941
TransDigm Group, Inc.†(a)	3,377	863,330
TriMas Corp.†(a)*	6,494	175,338
United Technologies Corp.†(b)	19,733	2,290,607
Univar, Inc.†*	2,762	79,905
USG Corp.†*	419	13,680
Valmont Industries, Inc.(b)	677	107,034
Wabash National Corp.†	73,631	1,680,259
WW Grainger, Inc.†(a)	14,106	2,535,554

		89,879,995

Commercial & Professional Services — 3.1%
CBIZ, Inc.*	19	309
Copart, Inc.†*	19,914	684,444
Deluxe Corp.†(a)(b)	13,651	995,977
Equifax, Inc.†(a)	19,714	2,089,487
KAR Auction Services, Inc.†(b)	54,005	2,578,199
Kelly Services, Inc., Class A†(a)(b)	12,648	317,338
Kimball International, Inc., Class B(b)	2,274	44,957
Korn/Ferry International†	9,759	384,797
LSC Communications, Inc.†(a)	23,335	385,261
ManpowerGroup, Inc.†	2	236
MSA Safety, Inc.†(b)	6,400	508,864
Quad/Graphics, Inc.†	21,497	486,047
Republic Services, Inc.†	17,758	1,173,093
Robert Half International, Inc.†	49,283	2,480,906
RPX Corp.†*	15,186	201,670
SP Plus Corp.†*	12,456	492,012
Stericycle, Inc.†*	14,509	1,039,135
Tetra Tech, Inc.†(b)	29,372	1,367,267
TransUnion†(a)(b)*	26,906	1,271,578
TriNet Group, Inc.(a)(b)*	10,638	357,650
Verisk Analytics, Inc.†(a)(b)*	27,558	2,292,550
VSE Corp.(a)	232	13,192
Waste Management, Inc.†	23,280	1,822,126
West Corp.(a)	910	21,358

		21,008,453

Consumer Durables & Apparel — 3.1%
Brunswick Corp.†(b)	14,900	833,953
Cavco Industries, Inc.†*	6,587	971,912
Coach, Inc.†	74,975	3,019,993

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Crocs, Inc.(a)*	19,616	$190,275
DR Horton, Inc.†	28,321	1,130,858
Ethan Allen Interiors, Inc.†(a)	11,664	377,914
Garmin Ltd. (Switzerland)†(a)	35,067	1,892,566
Gildan Activewear, Inc. (Canada)†	9,127	285,493
Hasbro, Inc.†	6,873	671,286
Johnson Outdoors, Inc., Class A	506	37,080
La-Z-Boy, Inc.†	21,898	589,056
Michael Kors Holdings Ltd. (British Virgin Islands)†*	20,545	983,078
NIKE, Inc., Class B†(b)	8,214	425,896
Oxford Industries, Inc.(a)	3,064	194,687
PulteGroup, Inc.†(a)	27,003	737,992
Ralph Lauren Corp.†(a)(b)	40,486	3,574,509
TopBuild Corp.†*	17,503	1,140,671
Tupperware Brands Corp.†(b)	18,585	1,148,925
Vista Outdoor, Inc.†*	4,384	100,569
Whirlpool Corp.†(a)(b)	5,733	1,057,395
Wolverine World Wide, Inc.†(a)(b)	51,465	1,484,765

		20,848,873

Consumer Services — 6.1%
Adtalem Global Education, Inc.†(a)(b)	58,567	2,099,627
Bloomin’ Brands, Inc.†(a)	40,243	708,277
Bob Evans Farms, Inc.†(b)	24,882	1,928,604
Bojangles’, Inc.†*	6,905	93,218
Boyd Gaming Corp.†(a)(b)	68,100	1,774,005
Brinker International, Inc.†(a)	95,143	3,031,256
Buffalo Wild Wings, Inc.(a)(b)*	4,105	433,898
Capella Education Co.†(a)	7,216	506,202
Cheesecake Factory, Inc. (The)†(a)(b)	55,933	2,355,898
Choice Hotels International, Inc.†(a)(b)	10,726	685,391
Churchill Downs, Inc.†(a)(b)	5,258	1,084,200
Cracker Barrel Old Country Store, Inc.(a)	9,856	1,494,367
Darden Restaurants, Inc.†	4,011	315,987
DineEquity, Inc.†(a)	54,708	2,351,350
Eldorado Resorts, Inc.†(a)*	32,224	826,546
Graham Holdings Co., Class B†	1,174	686,907
Hilton Worldwide Holdings, Inc.†	24,761	1,719,651
International Speedway Corp., Class A	9	324
Jack in the Box, Inc.†	6,528	665,334
K12, Inc.(b)*	4,130	73,679
La Quinta Holdings, Inc.†*	486	8,505

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Marriott International, Inc., Class A†	17,109	$1,886,438
McDonald’s Corp.†	13,083	2,049,844
Regis Corp.*	812	11,587
Royal Caribbean Cruises Ltd. (Liberia)†(a)	28,355	3,361,202
Ruth’s Hospitality Group, Inc.(a)	3,263	68,360
Sonic Corp.†	64,007	1,628,978
Speedway Motorsports, Inc.(a)	51	1,086
Vail Resorts, Inc.†	14,025	3,199,383
Weight Watchers International, Inc.(a)*	15,266	664,834
Wyndham Worldwide Corp.†	33,016	3,480,217
Yum! Brands, Inc.†	20,668	1,521,371

		40,716,526

Energy — 4.1%
Archrock, Inc.†	88,168	1,106,508
Chevron Corp.†	4,800	564,000
CONSOL Energy, Inc.†(b)*	32,892	557,190
CVR Energy, Inc.(a)	72,230	1,870,757
Delek US Holdings, Inc.†	11,906	318,247
Dril-Quip, Inc.*	113	4,989
Exterran Corp.†(b)*	32,407	1,024,385
Fairmount Santrol Holdings, Inc.†(a)*	202,385	967,400
Imperial Oil Ltd. (Canada)†	23,917	763,909
Kinder Morgan, Inc.	823	15,785
McDermott International, Inc. (Panama)†(a)(b)*	354,968	2,580,617
Occidental Petroleum Corp.†	39,518	2,537,451
Oceaneering International, Inc.†(b)	36,683	963,662
Oil States International, Inc.†*	3,684	93,389
ONEOK, Inc.†	12,364	685,089
Par Pacific Holdings, Inc.(a)*	2,930	60,944
Precision Drilling Corp. (Canada)*	6,047	18,867
REX American Resources Corp.†*	6,498	609,707
Rowan Cos. PLC, Class A (United Kingdom)†*	58,137	747,060
Ship Finance International Ltd. (Bermuda)(a)	149,840	2,172,680
Tidewater, Inc.*	990	28,789
TransCanada Corp. (Canada)†	85,938	4,247,915
Transocean Ltd. (Switzerland)(a)*	377,049	4,057,047
Valero Energy Corp.†(a)	18,050	1,388,586

		27,384,973

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — 2.5%
CVS Health Corp.†	48,430	$3,938,328
Ingles Markets, Inc., Class A†	8,040	206,628
Kroger Co. (The)†(a)	172,165	3,453,630
Sysco Corp.†	38,435	2,073,568
United Natural Foods, Inc.†(a)*	38,371	1,595,850
Walgreens Boots Alliance, Inc.†	25,578	1,975,133
Wal-Mart Stores, Inc.†(a)(b)	43,173	3,373,538

		16,616,675

Food, Beverage & Tobacco — 5.6%
Altria Group, Inc.†	73,467	4,659,277
Brown-Forman Corp., Class B†(a)(b)	46,371	2,517,945
Campbell Soup Co.†	53,977	2,527,203
Coca-Cola Co. (The)†(b)	68,220	3,070,582
Conagra Brands, Inc.†	35,590	1,200,807
Dean Foods Co.†(a)	195,851	2,130,859
Dr Pepper Snapple Group, Inc.†	29,259	2,588,544
Flowers Foods, Inc.†	36,146	679,906
General Mills, Inc.†(a)	27,982	1,448,348
Hershey Co. (The)†	1,886	205,895
Hormel Foods Corp.†(a)	31,861	1,024,013
Ingredion, Inc.†(a)	13,701	1,652,889
JM Smucker Co. (The)†(a)(b)	33,419	3,506,656
Kellogg Co.†(a)(b)	39,961	2,492,368
Kraft Heinz Co. (The)†	9,427	731,064
Molson Coors Brewing Co., Class B†	9,247	754,925
Mondelez International, Inc., Class A†(b)	8,119	330,119
PepsiCo, Inc.†	9,731	1,084,325
Philip Morris International, Inc.†(b)	2,368	262,872
Sanderson Farms, Inc.†(a)	20,920	3,378,998
TreeHouse Foods, Inc.†(a)(b)*	22,415	1,518,168

		37,765,763

Health Care Equipment & Services — 10.2%
Acadia Healthcare Co., Inc.†*	36,192	1,728,530
Allscripts Healthcare Solutions, Inc.†(a)(b)*	16,575	235,862
AmerisourceBergen Corp.†(b)	16,755	1,386,476
AMN Healthcare Services, Inc.†(a)*	58,010	2,651,057
Analogic Corp.†(a)	6,809	570,254
AngioDynamics, Inc.(b)*	13,740	234,817
Anika Therapeutics, Inc.†(a)*	9,773	566,834
Baxter International, Inc.†	37,321	2,341,893
Becton Dickinson and Co.†	10,830	2,122,138
Boston Scientific Corp.†(a)*	7,592	221,459

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Brookdale Senior Living, Inc.†*	25,089	$265,943
Cerner Corp.†(b)*	46,508	3,316,951
Chemed Corp.†	3,905	789,005
Community Health Systems, Inc.†(a)*	122,617	941,699
CONMED Corp.†(a)(b)	15,485	812,498
Cooper Cos., Inc. (The)†	1,737	411,860
CorVel Corp.*	174	9,466
Cotiviti Holdings, Inc.†(a)(b)*	60,198	2,165,924
CR Bard, Inc.†	4,442	1,423,661
Danaher Corp.†	7,999	686,154
Express Scripts Holding Co.†(a)(b)*	74,753	4,733,360
Globus Medical, Inc., Class A†(a)(b)*	67,370	2,002,236
Haemonetics Corp.†(a)(b)*	9,383	421,015
Halyard Health, Inc.†*	22,087	994,578
HCA Healthcare, Inc.†*	20,297	1,615,438
Hill-Rom Holdings, Inc.†(b)	32,656	2,416,544
Hologic, Inc.†(b)*	79,616	2,921,111
Integer Holdings Corp.†(a)(b)*	32,206	1,647,337
Kindred Healthcare, Inc.†(a)(b)	52,700	358,360
Laboratory Corp. of America Holdings†*	7,824	1,181,189
Landauer, Inc.	123	8,278
Lantheus Holdings, Inc.*	602	10,716
LHC Group, Inc.†(a)(b)*	10,512	745,511
LifePoint Health, Inc.†(a)(b)*	6,506	376,697
Masimo Corp.†(a)(b)*	18,321	1,585,866
McKesson Corp.†	14,568	2,237,790
MEDNAX, Inc.†(b)*	11,964	515,888
Medtronic PLC (Ireland)†	43,553	3,387,117
Meridian Bioscience, Inc.†(a)	47,208	675,074
National HealthCare Corp.(a)	570	35,665
Patterson Cos., Inc.†(a)	22,366	864,446
Quality Systems, Inc.†(a)(b)*	33,352	524,627
Quest Diagnostics, Inc.†(a)	13,360	1,251,030
Select Medical Holdings Corp.†*	13,730	263,616
STERIS PLC (United Kingdom)†	13,936	1,231,942
Stryker Corp.†(a)(b)	14,680	2,084,854
Tivity Health, Inc.†(a)*	25,419	1,037,095
Universal Health Services, Inc., Class B†(a)(b)	5,242	581,547
Varian Medical Systems, Inc.†*	42,969	4,299,478
Veeva Systems, Inc., Class A†(a)*	39,795	2,244,836
Zimmer Biomet Holdings, Inc.†(b)	24,776	2,901,022

		68,036,744

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 1.8%
Avon Products, Inc.†*	158,354	$368,965
Central Garden & Pet Co., Class A†*	8,117	301,871
Church & Dwight Co., Inc.†(a)	7,424	359,693
Clorox Co. (The)†(a)(b)	34,953	4,610,650
Colgate-Palmolive Co.†(b)	9,493	691,565
Edgewell Personal Care Co.(a)*	12,053	877,097
Estee Lauder Cos., Inc. (The), Class A†	5,196	560,337
Kimberly-Clark Corp.†(a)	33,700	3,965,816

		11,735,994

Materials — 4.8%
Ashland Global Holdings, Inc.†(b)	27,859	1,821,700
Ball Corp.†(b)	13,118	541,773
Bemis Co., Inc.†(b)	10,371	472,607
Chase Corp.(a)	427	47,568
Crown Holdings, Inc.*	162	9,675
Domtar Corp.†(b)	66,026	2,864,868
Eagle Materials, Inc.†	825	88,028
Eastman Chemical Co.	661	59,814
FMC Corp.†	2,847	254,266
FutureFuel Corp.(b)	5,780	90,977
Ingevity Corp.†(a)*	2,859	178,602
Innophos Holdings, Inc.†	5,503	270,693
Koppers Holdings, Inc.†*	1,206	55,657
Louisiana-Pacific Corp.†*	141,028	3,819,038
LyondellBasell Industries NV, Class A (Netherlands)†	15,167	1,502,291
Martin Marietta Materials, Inc.†(a)(b)	11,454	2,362,158
Methanex Corp. (Canada)†	97,266	4,892,480
Minerals Technologies, Inc.†	6,526	461,062
Myers Industries, Inc.	331	6,934
Neenah Paper, Inc.(b)	870	74,428
Packaging Corp. of America†(a)(b)	34,649	3,973,547
Platform Specialty Products Corp.(a)*	3,769	42,024
Rayonier Advanced Materials, Inc.(a)	613	8,398
RPM International, Inc.	356	18,277
Scotts Miracle-Gro Co. (The)†	12,502	1,216,945
Sensient Technologies Corp.†	1,829	140,687
Trinseo SA (Luxembourg)†	7,473	501,438
Tronox Ltd., Class A (Australia)†	20,276	427,824
Westlake Chemical Corp.†	52,028	4,323,007
WR Grace & Co.†(b)	25,274	1,823,519

		32,350,285

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — 5.2%
AMC Networks, Inc., Class A†*	6,450	$377,132
CBS Corp., Class B, non-voting shares†	22,421	1,300,418
Comcast Corp., Class A†	125,369	4,824,199
Discovery Communications, Inc., Class A†(a)*	30,885	657,542
DISH Network Corp., Class A†*	12,838	696,205
Gannett Co., Inc.†(a)(b)	59,963	539,667
Interpublic Group of Cos., Inc. (The)†(a)	21,482	446,611
Loral Space & Communications, Inc.(a)*	199	9,850
MSG Networks, Inc., Class A†(a)*	106,516	2,258,139
News Corp., Class A†(b)	65,735	871,646
Omnicom Group, Inc.†(a)(b)	60,832	4,505,826
Scripps Networks Interactive, Inc., Class A†	4,022	345,450
TEGNA, Inc.†	86,945	1,158,977
Time Warner, Inc.†	46,429	4,756,651
Tribune Media Co., Class A†	20,432	834,852
Twenty-First Century Fox, Inc., Class A†(b)	191,605	5,054,540
Viacom, Inc., Class B†(a)(b)	105,639	2,940,990
Walt Disney Co. (The)†(b)	34,167	3,367,841

		34,946,536

Pharmaceuticals, Biotechnology & Life Sciences — 12.1%
AbbVie, Inc.†	28,824	2,561,301
Acorda Therapeutics, Inc.†(a)(b)*	31,751	750,911
Agilent Technologies, Inc.†	5,031	322,990
Akorn, Inc.†(a)*	21,951	728,554
Alexion Pharmaceuticals, Inc.†(a)*	6,434	902,626
AMAG Pharmaceuticals, Inc.†*	104,274	1,923,855
Amgen, Inc.†	22,793	4,249,755
Biogen, Inc.†*	4,934	1,544,934
Bio-Techne Corp.†	3,751	453,458
Bioverativ, Inc.†(a)(b)*	56,766	3,239,636
Bluebird Bio, Inc.†(a)*	11,980	1,645,453
Bristol-Myers Squibb Co.†	9,911	631,727
Catalent, Inc.†(b)*	21,433	855,605
Celgene Corp.†*	24,086	3,512,221
Charles River Laboratories International, Inc.†(a)(b)*	10,710	1,156,894
Eagle Pharmaceuticals, Inc.†(a)*	42,801	2,552,652
Emergent BioSolutions, Inc.†(a)(b)*	22,479	909,276

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Enanta Pharmaceuticals, Inc.†*	3,093	$144,752
Endo International PLC (Ireland)†*	202,419	1,733,719
Exact Sciences Corp.†(a)*	59,496	2,803,452
Exelixis, Inc.†*	160,295	3,883,948
Gilead Sciences, Inc.†	49,081	3,976,543
Halozyme Therapeutics, Inc.*	172	2,988
ImmunoGen, Inc.†*	45,670	349,376
Immunomedics, Inc.(a)*	59,682	834,354
Incyte Corp.†*	25,026	2,921,535
Innoviva, Inc.†(a)*	108,689	1,534,689
Ionis Pharmaceuticals, Inc.†(a)*	54,443	2,760,260
Ironwood Pharmaceuticals, Inc.†*	2,422	38,195
Jazz Pharmaceuticals PLC (Ireland)†*	7,630	1,115,888
Johnson & Johnson†(b)	10,662	1,386,167
Kite Pharma, Inc.†(b)*	11,835	2,128,051
Ligand Pharmaceuticals, Inc.†(a)*	13,494	1,837,208
Merck & Co., Inc.†	26,431	1,692,377
MiMedx Group, Inc.†(a)*	208,571	2,477,823
Mylan NV (Netherlands)†*	10,345	324,523
Myriad Genetics, Inc.†*	59,492	2,152,421
PAREXEL International Corp.†*	5,284	465,415
PerkinElmer, Inc.†(a)(b)	16,429	1,133,108
Perrigo Co. PLC (Ireland)†	11,222	949,942
Pfizer, Inc.†	6,476	231,193
Phibro Animal Health Corp., Class A†(b)	10,661	394,990
PRA Health Sciences, Inc.†*	439	33,439
Prestige Brands Holdings, Inc.†(a)*	25,805	1,292,572
Regeneron Pharmaceuticals, Inc.†*	6,762	3,023,425
Repligen Corp.†*	30,558	1,170,983
Supernus Pharmaceuticals, Inc.†(a)(b)*	26,818	1,072,720
United Therapeutics Corp.†(a)(b)*	22,357	2,620,017
Valeant Pharmaceuticals International, Inc. (Canada)†*	9,577	137,238
Vanda Pharmaceuticals, Inc.†*	37,984	679,914
Vertex Pharmaceuticals, Inc.†*	21,761	3,308,542
Waters Corp.†(b)*	11,141	2,000,032
Xencor, Inc.†*	6,310	144,625

		80,698,272

Retailing — 9.1%
Aaron’s, Inc.†	27,739	1,210,253

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Advance Auto Parts, Inc.†(a)(b)	32,976	$3,271,219
Asbury Automotive Group, Inc.†*	14,145	864,260
AutoNation, Inc.(a)*	10,068	477,827
AutoZone, Inc.†*	5,499	3,272,510
Bed Bath & Beyond, Inc.†(a)	118,033	2,770,235
Best Buy Co., Inc.†(a)(b)	45,359	2,583,649
Big Lots, Inc.†(a)	20,883	1,118,702
Buckle, Inc. (The)(a)	50,839	856,637
CarMax, Inc.†(a)*	16,569	1,256,096
Chico’s FAS, Inc.†(a)(b)	208,039	1,861,949
Dollar General Corp.†(a)	13,301	1,078,046
Expedia, Inc.†	4,899	705,162
Foot Locker, Inc.†(a)	31,892	1,123,236
Gap, Inc. (The)†(a)(b)	46,679	1,378,431
Genuine Parts Co.†(a)(b)	8,217	785,956
Home Depot, Inc. (The)†	14,364	2,349,376
HSN, Inc.†	12,143	474,184
JC Penney Co., Inc.(a)*	230,635	878,719
L Brands, Inc.†(a)(b)	32,517	1,353,032
LKQ Corp.†*	41,639	1,498,588
Lowe’s Cos., Inc.†(b)	79,953	6,391,443
Nutrisystem, Inc.†(a)(b)	55,490	3,101,891
O’Reilly Automotive, Inc.†*	7,218	1,554,541
PetMed Express, Inc.†(a)	49,524	1,641,721
Priceline Group, Inc. (The)†(a)*	1,745	3,194,781
RH†(a)*	19,587	1,377,358
Ross Stores, Inc.†(a)(b)	35,148	2,269,506
Sally Beauty Holdings, Inc.(a)*	8,280	162,122
Signet Jewelers Ltd. (Bermuda)†	44,313	2,949,030
Tailored Brands, Inc.†(a)	62,481	902,226
Target Corp.†	36,195	2,135,867
Tiffany & Co.	1,274	116,928
TJX Cos., Inc. (The)†	31,062	2,290,201
Tractor Supply Co.(a)(b)	8,176	517,459
Urban Outfitters, Inc.†(b)*	48,095	1,149,470

		60,922,611

Semiconductors & Semiconductor Equipment — 7.3%
Advanced Energy Industries, Inc.†(b)*	14,424	1,164,882
Analog Devices, Inc.†(a)(b)	19,480	1,678,592
Applied Materials, Inc.†(b)	107,429	5,595,977
Axcelis Technologies, Inc.†*	11,924	326,121
Broadcom Ltd. (Singapore)†	375	90,952
Cabot Microelectronics Corp.†	5,436	434,500
Intel Corp.†	92,004	3,503,512

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
KLA-Tencor Corp.†	36,047	$3,820,982
Lam Research Corp.†	19,621	3,630,670
Marvell Technology Group Ltd. (Bermuda)†	26,961	482,602
Maxim Integrated Products, Inc.†(b)	42,327	2,019,421
Microchip Technology, Inc.†	25,763	2,313,002
Micron Technology, Inc.*	152,709	6,006,045
MKS Instruments, Inc.†	10,689	1,009,576
ON Semiconductor Corp.†(a)(b)*	214,869	3,968,630
Photronics, Inc.†*	9,017	79,800
QUALCOMM, Inc.†(b)	65,789	3,410,502
Rudolph Technologies, Inc.†(b)*	9,168	241,118
Skyworks Solutions, Inc.†(a)	26,455	2,695,764
Synaptics, Inc.(a)*	6,217	243,582
Teradyne, Inc.†	43,378	1,617,566
Texas Instruments, Inc.†	32,408	2,905,053
Xcerra Corp.(b)*	22,022	216,917
Xilinx, Inc.†(b)	19,446	1,377,360

		48,833,126

Software & Services — 15.4%
Accenture PLC, Class A (Ireland)†(a)(b)	8,231	1,111,761
ACI Worldwide, Inc.†(a)(b)*	10,898	248,256
Adobe Systems, Inc.†(b)*	18,115	2,702,396
Alphabet, Inc., Class A†(b)*	4,675	4,552,141
Amdocs, Ltd. (Guernsey)†(b)	15,033	966,923
ANSYS, Inc.†*	24,817	3,045,790
Appfolio, Inc., Class A(a)*	4,521	216,782
Aspen Technology, Inc.†*	30,566	1,919,851
Automatic Data Processing, Inc.†	10,272	1,122,935
AVG Technologies NV (Netherlands)*	30,358	751,360
Bankrate, Inc.†*	23,975	334,451
Blackbaud, Inc.(a)(b)	1,036	90,961
Blucora, Inc.(a)(b)*	68,269	1,727,206
Broadridge Financial Solutions, Inc.†(a)	23,745	1,919,071
CA, Inc.†	67,222	2,243,870
CACI International, Inc., Class A†(b)*	13,067	1,820,887
Cadence Design Systems, Inc.†*	23,441	925,216
Cars.com, Inc.†(a)*	82,515	2,195,724
CDK Global, Inc.†(a)(b)	48,428	3,055,323
CGI Group, Inc., Class A (Canada)†*	2,753	142,798
Citrix Systems, Inc.†*	17,744	1,363,094
CommerceHub, Inc., Class A(a)*	153	3,453

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Convergys Corp.†(a)(b)	34,691	$898,150
CoStar Group, Inc.(a)(b)*	1,721	461,658
CSRA, Inc.†	30,534	985,332
eBay, Inc.†*	33,155	1,275,141
Electronic Arts, Inc.†*	39,830	4,702,330
Facebook, Inc., Class A†*	21,580	3,687,375
Fair Isaac Corp.†(b)	7,403	1,040,122
Fidelity National Information Services, Inc.†	11,843	1,106,018
Fiserv, Inc.†(a)*	5,366	691,999
Guidewire Software, Inc.(a)*	7,810	608,087
IAC/InterActiveCorp.†(b)*	12,794	1,504,319
International Business Machines Corp.†	23,226	3,369,628
Intuit, Inc.†	33,833	4,809,023
j2 Global, Inc.†	36,819	2,720,188
Jack Henry & Associates, Inc.†(a)	8,984	923,465
LogMeIn, Inc.†	2	220
Manhattan Associates, Inc.†(a)(b)*	47,019	1,954,580
ManTech International Corp., Class A(b)	2,490	109,934
Mastercard, Inc., Class A(b)	1,019	143,883
MAXIMUS, Inc.†(b)	15,001	967,564
Microsoft Corp.†	42,538	3,168,656
MicroStrategy, Inc., Class A†(a)(b)*	10,180	1,300,088
NIC, Inc.†(a)(b)	72,935	1,250,835
Nuance Communications, Inc.†(b)*	79,832	1,254,959
Open Text Corp. (Canada)†(a)	23,276	751,582
Oracle Corp.†	98,579	4,766,295
Paychex, Inc.†	25,924	1,554,403
Pegasystems, Inc.†(a)(b)	10,504	605,556
Progress Software Corp.†	37,233	1,421,184
Qualys, Inc.†(a)(b)*	11,393	590,157
Red Hat, Inc.†*	8,763	971,466
Sabre Corp.(a)(b)	13,036	235,952
Science Applications International Corp.†	6,522	435,996
Shopify, Inc., Class A (Canada)†*	2,498	290,992
SS&C Technologies Holdings, Inc.†(b)	57,333	2,301,920
Stamps.com, Inc.†*	3,786	767,233
Synopsys, Inc.†*	44,529	3,585,920
Total System Services, Inc.†(b)	16,000	1,048,000
Trade Desk, Inc. (The), Class A†*	47,447	2,918,465

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Travelport Worldwide Ltd. (Bermuda)†(a)(b)	96,845	$1,520,466
Tucows, Inc., Class A(a)*	1,184	69,323
VASCO Data Security International, Inc.†*	13,547	163,241
VeriSign, Inc.†(a)*	16,677	1,774,266
Visa, Inc., Class A†(a)(b)	12,588	1,324,761
VMware, Inc., Class A†(a)*	24,105	2,632,025
Web.com Group, Inc.†(a)(b)*	39,748	993,700
Western Union Co. (The)†	37,251	715,219

		102,831,925

Technology Hardware & Equipment — 8.1%
Anixter International, Inc.†(a)*	6,043	513,655
Apple, Inc.†(b)	18,679	2,878,808
Avnet, Inc.†	48,194	1,894,024
AVX Corp.†	31,861	580,826
Badger Meter, Inc.(b)	1,957	95,893
Benchmark Electronics, Inc.†*	45,241	1,544,980
CDW Corp.†(a)	1,950	128,700
Celestica, Inc. (Canada)*	1,359	16,824
Cisco Systems, Inc.†	90,496	3,043,380
CommScope Holding Co., Inc.†*	2,520	83,689
Dolby Laboratories, Inc., Class A†(b)	15,903	914,741
EchoStar Corp., Class A†(b)*	16,580	948,873
ePlus, Inc.(b)*	982	90,786
Extreme Networks, Inc.†(b)*	59,066	702,295
F5 Networks, Inc.†(b)*	21,896	2,639,782
FLIR Systems, Inc.†	25,847	1,005,707
Harris Corp.†	31,693	4,173,334
Hewlett Packard Enterprise Co.†	141,485	2,081,244
HP,Inc.†(a)	154,140	3,076,634
InterDigital, Inc.†	4,870	359,162
IPG Photonics Corp.(b)*	645	119,364
Itron, Inc.†*	9,818	760,404
Jabil, Inc.†(a)	27,382	781,756
Juniper Networks, Inc.†(b)	165,239	4,598,601
Motorola Solutions, Inc.†(a)	14,459	1,227,135
NetApp, Inc.†	32,769	1,433,971
OSI Systems, Inc.†(a)(b)*	10,875	993,649
Plantronics, Inc.†	14,174	626,774
Rogers Corp.†(b)*	6,082	810,609
Sanmina Corp.†*	10,016	372,094
Seagate Technology PLC (Ireland)†(a)	46,136	1,530,331
TE Connectivity Ltd. (Switzerland)†(b)	21,186	1,759,709

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Trimble, Inc.†*	11,954	$469,194
TTM Technologies, Inc.†*	11,106	170,699
Viavi Solutions, Inc.†(a)*	61,191	578,867
Vishay Intertechnology, Inc.†(a)(b)	146,615	2,756,362
Western Digital Corp.†	49,743	4,297,795
Xerox Corp.†(b)	46,842	1,559,370
Zebra Technologies Corp., Class A†(a)(b)*	27,111	2,943,712

		54,563,733

Telecommunication Services — 2.0%
AT&T, Inc.†	46,976	1,840,050
CenturyLink, Inc.†(a)	124,335	2,349,932
Cogent Communications Holdings, Inc.(a)	3,155	154,280
Frontier Communications Corp.(a)	117,220	1,382,024
Intelsat SA (Luxembourg)*	332	1,560
Level 3 Communications, Inc.†*	69,213	3,688,361
Rogers Communications, Inc., Class B (Canada)†	29,767	1,534,191
Sprint Corp.(a)*	569	4,427
United States Cellular Corp.(a)*	615	21,771
Verizon Communications, Inc.†	40,360	1,997,416
Vonage Holdings Corp.†*	28,202	229,564

		13,203,576

Transportation — 5.6%
Alaska Air Group, Inc.†(b)	43,366	3,307,525
Canadian National Railway Co. (Canada)†(b)	43,992	3,644,737
Canadian Pacific Railway Ltd. (Canada)†(b)	6,810	1,144,284
CSX Corp.†	20,952	1,136,856
Delta Air Lines, Inc.†(b)	119,389	5,756,938
Expeditors International of Washington, Inc.†	18,309	1,095,977
FedEx Corp.†	9,884	2,229,633
Forward Air Corp.†(b)	8,562	490,003
Hawaiian Holdings, Inc.†(a)(b)*	62,907	2,362,158
Heartland Express, Inc.†	33,307	835,340
JB Hunt Transport Services, Inc.†	13,684	1,520,019
Kirby Corp.†(a)(b)*	27,657	1,823,979
Knight-Swift Transportation Holdings, Inc.(a)*	3,295	136,907
Norfolk Southern Corp.†	9,796	1,295,423
Southwest Airlines Co.†	71,930	4,026,641

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Student Transportation, Inc. (Canada)	15	$90
Union Pacific Corp.†	13,087	1,517,699
United Parcel Service, Inc., Class B†	10,473	1,257,703
Werner Enterprises, Inc.†(a)(b)	34,821	1,272,708
XPO Logistics, Inc.†(b)*	40,908	2,772,744

		37,627,364

TOTAL COMMON STOCKS (Cost $740,939,064)		812,933,030

	Par Value
CORPORATE BONDS AND NOTES — 0.0%
Capital Goods — 0.0%
Mueller Industries, Inc. 6.00%, 03/01/2027 (a)	$715	736

TOTAL CORPORATE BONDS AND NOTES (Cost $715)		736

TOTAL LONG POSITIONS - 121.4%		812,933,766

(Cost $740,939,779)
	Number of Shares
SHORT POSITIONS — (96.3)%
COMMON STOCKS — (96.3)%
Automobiles & Components — (2.0)%
American Axle & Manufacturing Holdings, Inc.*	(175,722)	(3,089,193)
BorgWarner, Inc.	(12,400)	(635,252)
Cooper Tire & Rubber Co.	(54,989)	(2,056,589)
Dana, Inc.	(18,280)	(511,109)
Ford Motor Co.	(104,569)	(1,251,691)
Gentherm, Inc.*	(21,592)	(802,143)
LCI Industries	(16,882)	(1,955,780)
Magna International, Inc. (Canada)	(19,858)	(1,060,020)
Modine Manufacturing Co.*	(39,083)	(752,348)
Tesla, Inc.*	(4,415)	(1,505,956)
Tower International, Inc.	(59)	(1,605)

		(13,621,686)

Capital Goods — (10.8)%
AAON, Inc.	(3,633)	(125,248)
AAR Corp.	(25,062)	(946,842)
Actuant Corp., Class A	(72,775)	(1,863,040)
Advanced Drainage Systems, Inc.	(23,882)	(483,610)
AECOM*	(13,052)	(480,444)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Aegion Corp.*	(12,897)	$(300,242)
Aerovironment, Inc.*	(14,069)	(761,414)
AGCO Corp.	(2,587)	(190,843)
Alamo Group, Inc.	(1,846)	(198,205)
Albany International Corp., Class A	(7,944)	(455,986)
Altra Industrial Motion Corp.	(11,126)	(535,161)
American Railcar Industries, Inc.	(10,898)	(420,663)
Apogee Enterprises, Inc.	(4,172)	(201,341)
Astec Industries, Inc.	(14,592)	(817,298)
Astronics Corp.*	(4,733)	(140,807)
Axon Enterprise, Inc.*	(125,188)	(2,838,012)
AZZ, Inc.	(2,733)	(133,097)
Beacon Roofing Supply, Inc.*	(33,157)	(1,699,296)
Carlisle Cos., Inc.	(7,104)	(712,460)
Chart Industries, Inc.*	(1,849)	(72,536)
Chicago Bridge & Iron Co. NV (Netherlands)	(20,474)	(343,963)
CIRCOR International, Inc.	(10,985)	(597,914)
Columbus McKinnon Corp.	(5,206)	(197,151)
Cubic Corp.	(17,759)	(905,709)
Douglas Dynamics, Inc.	(13,138)	(517,637)
Dycom Industries, Inc.*	(1,495)	(128,391)
Encore Wire Corp.	(11,732)	(525,300)
EnPro Industries, Inc.	(3,449)	(277,748)
ESCO Technologies, Inc.	(3,810)	(228,410)
Esterline Technologies Corp.*	(8,919)	(804,048)
Federal Signal Corp.	(7,385)	(157,153)
Franklin Electric Co., Inc.	(15,912)	(713,653)
General Cable Corp.	(50,761)	(956,845)
Granite Construction, Inc.	(40,940)	(2,372,473)
Herc Holdings, Inc.*	(20,368)	(1,000,680)
Hexcel Corp.	(37,286)	(2,140,962)
Hyster-Yale Materials Handling, Inc.	(2,339)	(178,793)
Insteel Industries, Inc.	(5,838)	(152,430)
ITT, Inc.	(20,623)	(912,980)
John Bean Technologies Corp.	(24,708)	(2,497,979)
Johnson Controls International PLC (Ireland)	(58,276)	(2,347,940)
Kaman Corp.	(15,803)	(881,491)
KBR, Inc.	(27,044)	(483,547)
Kratos Defense & Security Solutions, Inc.*	(218,253)	(2,854,749)
Lydall, Inc.*	(380)	(21,774)
Manitowoc Co., Inc. (The)*	(341,331)	(3,071,979)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Masonite International Corp. (Canada)*	(13,719)	$(949,355)
MasTec, Inc.*	(17,361)	(805,550)
Mercury Systems, Inc.*	(14,600)	(757,448)
Middleby Corp. (The)*	(29,379)	(3,765,506)
Milacron Holdings Corp.*	(8,735)	(147,272)
MRC Global, Inc.*	(118,711)	(2,076,255)
MYR Group, Inc.*	(2,444)	(71,218)
Navistar International Corp.*	(39,480)	(1,739,884)
NCI Building Systems, Inc.*	(10,753)	(167,747)
Nexeo Solutions, Inc.*	(28)	(204)
NN, Inc.	(4,622)	(134,038)
Nordson Corp.	(239)	(28,322)
NOW, Inc.*	(215,126)	(2,970,890)
NV5 Global, Inc.*	(176)	(9,618)
Orbital ATK, Inc.	(22,156)	(2,950,293)
Park-Ohio Holdings Corp.	(6)	(274)
Patrick Industries, Inc.*	(3,643)	(306,376)
Ply Gem Holdings, Inc.*	(3,374)	(57,527)
Proto Labs, Inc.*	(13,850)	(1,112,155)
Quanex Building Products Corp.	(6,016)	(138,067)
Raven Industries, Inc.	(12,762)	(413,489)
REV Group, Inc.	(18,259)	(525,129)
Rockwell Collins, Inc.	(1,843)	(240,899)
Simpson Manufacturing Co., Inc.	(25,189)	(1,235,269)
SiteOne Landscape Supply, Inc.*	(11,573)	(672,391)
Standex International Corp.	(1,575)	(167,265)
Sun Hydraulics Corp.	(6,600)	(356,400)
Sunrun, Inc.*	(239,204)	(1,327,582)
Teledyne Technologies, Inc.*	(12,876)	(2,049,602)
Tennant Co.	(4,591)	(303,924)
Thermon Group Holdings, Inc.*	(8,796)	(158,240)
Timken Co. (The)	(28,517)	(1,384,500)
Titan International, Inc.	(49,753)	(504,993)
Tutor Perini Corp.*	(29,977)	(851,347)
United Rentals, Inc.*	(3,096)	(429,539)
Universal Forest Products, Inc.	(14,844)	(1,457,087)
Wabtec Corp.	(17,066)	(1,292,750)
Watsco, Inc.	(2,162)	(348,233)
Watts Water Technologies, Inc., Class A	(75)	(5,190)
Wesco Aircraft Holdings, Inc.*	(64,130)	(602,822)
Xylem, Inc.	(23,016)	(1,441,492)

		(72,604,386)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (2.6)%
ABM Industries, Inc.	(18,758)	$(782,396)
ACCO Brands Corp.*	(51,781)	(616,194)
Advanced Disposal Services, Inc.*	(35,456)	(893,137)
Advisory Board Co. (The)*	(11,543)	(618,993)
Casella Waste Systems, Inc.*	(684)	(12,859)
Cintas Corp.	(2,680)	(386,670)
Clean Harbors, Inc.*	(8,401)	(476,337)
Covanta Holding Corp.	(197,228)	(2,928,836)
Exponent, Inc.	(4,115)	(304,098)
FTI Consulting, Inc.*	(30,786)	(1,092,287)
Healthcare Services Group, Inc.	(35,723)	(1,927,970)
HNI Corp.	(33,244)	(1,378,629)
ICF International, Inc.*	(623)	(33,611)
InnerWorkings, Inc.*	(5,104)	(57,420)
Insperity, Inc.	(1,307)	(115,016)
Knoll, Inc.	(25,573)	(511,460)
Matthews International Corp., Class A	(960)	(59,760)
Multi-Color Corp.	(11,603)	(950,866)
Navigant Consulting, Inc.*	(5,829)	(98,627)
On Assignment, Inc.*	(4,150)	(222,772)
Ritchie Bros Auctioneers, Inc. (Canada)	(16,891)	(534,093)
RR Donnelley & Sons Co.	(67,054)	(690,656)
Steelcase, Inc., Class A	(31,259)	(481,389)
TrueBlue, Inc.*	(3,530)	(79,248)
US Ecology, Inc.	(3,244)	(174,527)
WageWorks, Inc.*	(31,200)	(1,893,840)

		(17,321,691)

Consumer Durables & Apparel — (2.7)%
Acushnet Holdings Corp.	(11,770)	(209,035)
American Outdoor Brands Corp.*	(47,752)	(728,218)
Callaway Golf Co.	(72,735)	(1,049,566)
Canada Goose Holdings, Inc. (Canada)*	(53,531)	(1,100,062)
Deckers Outdoor Corp.*	(22,646)	(1,549,213)
G-III Apparel Group Ltd.*	(35,672)	(1,035,201)
Hanesbrands, Inc.	(52,491)	(1,293,378)
Installed Building Products, Inc.*	(6,244)	(404,611)
iRobot Corp.*	(3,947)	(304,156)
Mattel, Inc.	(210,649)	(3,260,847)
Mohawk Industries, Inc.*	(12,772)	(3,161,198)
Movado Group, Inc.	(1,466)	(41,048)
Newell Brands, Inc.	(19,878)	(848,194)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Polaris Industries, Inc.	(4,898)	$(512,478)
Skechers U.S.A., Inc., Class A*	(45,150)	(1,132,814)
Tempur Sealy International, Inc.*	(7,969)	(514,160)
Under Armour, Inc., Class C*	(73,503)	(1,104,015)
Universal Electronics, Inc.*	(1,232)	(78,109)

		(18,326,303)

Consumer Services — (5.2)%
Belmond Ltd., Class A (Bermuda)*	(22,384)	(305,542)
Bright Horizons Family Solutions, Inc.*	(18,197)	(1,568,763)
Career Education Corp.*	(10,315)	(107,173)
Carrols Restaurant Group, Inc.*	(21,573)	(235,146)
Chegg, Inc.*	(171,019)	(2,537,922)
Domino’s Pizza, Inc.	(3,305)	(656,208)
Fiesta Restaurant Group, Inc.*	(27,881)	(529,739)
Houghton Mifflin Harcourt Co.*	(127,773)	(1,539,665)
International Game Technology PLC (United Kingdom)	(48,093)	(1,180,683)
Laureate Education, Inc., Class A*	(30,247)	(440,094)
Marcus Corp. (The)	(5,243)	(145,231)
MGM Resorts International	(20,464)	(666,922)
Monarch Casino & Resort, Inc.*	(718)	(28,383)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(86,394)	(4,669,596)
Papa John’s International, Inc.	(26,387)	(1,928,098)
Planet Fitness, Inc., Class A	(29,399)	(793,185)
Red Rock Resorts, Inc., Class A	(38,327)	(887,653)
Restaurant Brands International, Inc. (Canada)	(14,924)	(953,345)
SeaWorld Entertainment, Inc.	(338,212)	(4,393,374)
Shake Shack, Inc., Class A*	(137,210)	(4,559,488)
Texas Roadhouse, Inc.	(24,494)	(1,203,635)
Wendy’s Co. (The)	(217,441)	(3,376,859)
Wingstop, Inc.	(59,829)	(1,989,314)

		(34,696,018)

Energy — (4.1)%
Andeavor	(45,063)	(4,648,248)
Cenovus Energy, Inc. (Canada)	(200,603)	(2,010,042)
Cheniere Energy, Inc.*	(10,109)	(455,309)
DHT Holdings, Inc. (Marshall Islands)	(7,524)	(29,945)
Ensco PLC, Class A (United Kingdom)	(174,622)	(1,042,493)
Forum Energy Technologies, Inc.*	(54,304)	(863,434)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Frank’s International NV (Netherlands)	(104,424)	$(806,153)
Green Plains, Inc.	(107,007)	(2,156,191)
Helix Energy Solutions Group, Inc.*	(285,177)	(2,107,458)
Helmerich & Payne, Inc.	(26,591)	(1,385,657)
Keane Group, Inc.*	(10,528)	(175,607)
Mammoth Energy Services, Inc.*	(337)	(5,682)
Newpark Resources, Inc.*	(29,841)	(298,410)
Patterson-UTI Energy, Inc.	(236,725)	(4,957,022)
ProPetro Holding Corp.*	(38,234)	(548,658)
SEACOR Holdings, Inc.*	(5,967)	(275,138)
SemGroup Corp., Class A	(61,254)	(1,761,052)
Solaris Oilfield Infrastructure, Inc., Class A*	(2,862)	(49,885)
Targa Resources Corp.	(30,900)	(1,461,570)
Unit Corp.*	(31,295)	(644,051)
US Silica Holdings, Inc.	(31,889)	(990,791)
Weatherford International PLC (Ireland)*	(96,292)	(441,017)
Williams Cos., Inc. (The)	(12,427)	(372,934)

		(27,486,747)

Food & Staples Retailing — (0.9)%
Casey’s General Stores, Inc.	(11,022)	(1,206,358)
Performance Food Group Co.*	(15,247)	(430,728)
PriceSmart, Inc.	(15,546)	(1,387,480)
Rite Aid Corp.*	(1,375,854)	(2,696,674)
Smart & Final Stores, Inc.*	(62,757)	(492,642)
SpartanNash Co.	(326)	(8,597)

		(6,222,479)

Food, Beverage & Tobacco — (4.2)%
Archer-Daniels-Midland Co.	(40,156)	(1,707,032)
B&G Foods, Inc.	(76,828)	(2,446,972)
Blue Buffalo Pet Products, Inc.*	(149,822)	(4,247,454)
Bunge Ltd. (Bermuda)	(44,641)	(3,100,764)
Calavo Growers, Inc.	(13,580)	(994,056)
Coca-Cola Bottling Co. Consolidated	(7,611)	(1,642,073)
Cott Corp. (Canada)	(32,249)	(484,057)
Darling Ingredients, Inc.*	(27,034)	(473,636)
Fresh Del Monte Produce, Inc. (Cayman Islands)	(2,055)	(93,420)
Freshpet, Inc.*	(6,865)	(107,437)
J&J Snack Foods Corp.	(7,179)	(942,603)
John B Sanfilippo & Son, Inc.	(6,134)	(412,880)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	(10,257)	$(1,052,778)
MGP Ingredients, Inc.	(20,328)	(1,232,487)
Pilgrim’s Pride Corp.*	(12,880)	(365,921)
Snyder’s-Lance, Inc.	(17,383)	(662,988)
SunOpta, Inc. (Canada)*	(4,626)	(40,246)
Tootsie Roll Industries, Inc.	(5,529)	(210,102)
Tyson Foods, Inc., Class A	(96,769)	(6,817,376)
Universal Corp.	(3,341)	(191,439)
Vector Group Ltd.	(51,955)	(1,063,528)

		(28,289,249)

Health Care Equipment & Services — (8.3)%
Alere, Inc.*	(65,433)	(3,336,429)
Align Technology, Inc.*	(2,038)	(379,618)
Almost Family, Inc.*	(6,255)	(335,894)
athenahealth, Inc.*	(21,045)	(2,617,156)
AtriCure, Inc.*	(31,320)	(700,628)
BioTelemetry, Inc.*	(48,360)	(1,595,880)
Cardiovascular Systems, Inc.*	(2,279)	(64,154)
Castlight Health, Inc., Class B*	(1,269)	(5,457)
CryoLife, Inc.*	(3,516)	(79,813)
DaVita, Inc.*	(82,784)	(4,916,542)
DENTSPLY SIRONA, Inc.	(77,820)	(4,654,414)
DexCom, Inc.*	(51,599)	(2,524,481)
Diplomat Pharmacy, Inc.*	(51,922)	(1,075,305)
Ensign Group, Inc. (The)	(38,715)	(874,572)
Evolent Health, Inc., Class A*	(148,628)	(2,645,578)
GenMark Diagnostics, Inc.*	(32,446)	(312,455)
Glaukos Corp.*	(3,848)	(126,984)
Henry Schein, Inc.*	(11,002)	(902,054)
HMS Holdings Corp.*	(31,228)	(620,188)
Inovalon Holdings, Inc., Class A*	(28,521)	(486,283)
Insulet Corp.*	(45,838)	(2,524,757)
iRhythm Technologies, Inc.*	(26,462)	(1,372,849)
K2M Group Holdings, Inc.*	(64,921)	(1,376,974)
LeMaitre Vascular, Inc.	(4,874)	(182,385)
Merit Medical Systems, Inc.*	(1,842)	(78,009)
Natus Medical, Inc.*	(43,769)	(1,641,338)
Neogen Corp.*	(1,331)	(103,099)
Nevro Corp.*	(37,881)	(3,442,625)
Novocure Ltd. (Jersey)*	(97,036)	(1,926,165)
NuVasive, Inc.*	(27,667)	(1,534,412)
NxStage Medical, Inc.*	(89,262)	(2,463,631)
OraSure Technologies, Inc.*	(65,447)	(1,472,558)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Owens & Minor, Inc.	(75,528)	$(2,205,418)
Penumbra, Inc.*	(18,634)	(1,682,650)
PharMerica Corp.*	(15,278)	(447,645)
Quidel Corp.*	(13,672)	(599,654)
Tactile Systems Technology, Inc.*	(4,988)	(154,379)
Teladoc, Inc.*	(107,677)	(3,569,493)
US Physical Therapy, Inc.	(31)	(1,905)
Varex Imaging Corp.*	(2,558)	(86,563)
Vocera Communications, Inc.*	(6,092)	(191,106)

		(55,311,500)

Household & Personal Products — (1.6)%
Coty, Inc., Class A	(109,844)	(1,815,721)
elf Beauty, Inc.*	(76,482)	(1,724,669)
Procter & Gamble Co. (The)	(13,801)	(1,255,615)
Revlon, Inc., Class A*	(4,653)	(114,231)
Spectrum Brands Holdings, Inc.	(41,661)	(4,412,733)
WD-40 Co.	(12,368)	(1,383,979)

		(10,706,948)

Materials — (4.9)%
Agrium, Inc. (Canada)	(40,946)	(4,389,821)
Albemarle Corp.	(5,034)	(686,184)
Avery Dennison Corp.	(2,338)	(229,919)
Axalta Coating Systems Ltd. (Bermuda)*	(32,054)	(927,002)
Balchem Corp.	(7,240)	(588,540)
Boise Cascade Co.*	(9,347)	(326,210)
Calgon Carbon Corp.	(39,647)	(848,446)
Clearwater Paper Corp.*	(2,744)	(135,142)
Deltic Timber Corp.	(1,336)	(118,142)
DowDuPont, Inc.	(12,759)	(883,306)
Ferro Corp.*	(74,358)	(1,658,183)
GCP Applied Technologies, Inc.*	(54,147)	(1,662,313)
Graphic Packaging Holding Co.	(109,313)	(1,524,916)
HB Fuller Co.	(27,263)	(1,582,890)
Innospec, Inc.	(14,950)	(921,668)
International Flavors & Fragrances, Inc.	(632)	(90,319)
International Paper Co.	(20,190)	(1,147,196)
KapStone Paper and Packaging Corp.	(49,423)	(1,062,100)
Kraton Corp.*	(31,613)	(1,278,430)
Monsanto Co.	(7,275)	(871,690)
NewMarket Corp.	(603)	(256,727)
Owens-Illinois, Inc.*	(147,809)	(3,718,874)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
PH Glatfelter Co.	(30,027)	$(584,025)
Schweitzer-Mauduit International, Inc.	(537)	(22,264)
Sherwin-Williams Co. (The)	(8,544)	(3,059,094)
Silgan Holdings, Inc.	(18,602)	(547,457)
Sonoco Products Co.	(59,780)	(3,015,901)
Stepan Co.	(2,414)	(201,955)
Tredegar Corp.	(2,316)	(41,688)
US Concrete, Inc.*	(3,380)	(257,894)

		(32,638,296)

Media — (3.1)%
AMC Entertainment Holdings, Inc., Class A	(233,791)	(3,436,728)
Cable One, Inc.	(3,918)	(2,829,266)
Charter Communications, Inc., Class A*	(732)	(266,023)
Clear Channel Outdoor Holdings, Inc., Class A	(2,893)	(13,452)
EW Scripps Co. (The), Class A*	(53,071)	(1,014,187)
Gray Television, Inc.*	(46,908)	(736,456)
John Wiley & Sons, Inc., Class A	(27,471)	(1,469,698)
Live Nation Entertainment, Inc.*	(16,812)	(732,163)
Madison Square Garden Co. (The), Class A*	(13,810)	(2,956,721)
MDC Partners, Inc., Class A (Canada)*	(8,448)	(92,928)
New Media Investment Group, Inc.	(16,339)	(241,654)
Nexstar Media Group, Inc., Class A	(13,104)	(816,379)
Regal Entertainment Group, Class A	(189,931)	(3,038,896)
Scholastic Corp.	(848)	(31,546)
Shaw Communications, Inc., Class B (Canada)	(19,758)	(454,632)
Time, Inc.	(108,911)	(1,470,298)
World Wrestling Entertainment, Inc., Class A	(52,760)	(1,242,498)

		(20,843,525)

Pharmaceuticals, Biotechnology & Life Sciences — (8.9)%
Accelerate Diagnostics, Inc.*	(61,718)	(1,385,569)
Acceleron Pharma, Inc.*	(21,438)	(800,066)
Achaogen, Inc.*	(25,919)	(413,408)
Achillion Pharmaceuticals, Inc.*	(165,231)	(741,887)
Aclaris Therapeutics, Inc.*	(37,738)	(974,018)
Aduro Biotech, Inc.*	(39,981)	(425,798)
Aerie Pharmaceuticals, Inc.*	(28,884)	(1,403,762)
Agios Pharmaceuticals, Inc.*	(18,830)	(1,256,902)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Akcea Therapeutics, Inc.*	(8,936)	$(247,259)
Alder Biopharmaceuticals, Inc.*	(77,612)	(950,747)
Amphastar Pharmaceuticals, Inc.*	(5,480)	(97,928)
ANI Pharmaceuticals, Inc.*	(10,181)	(534,401)
Arena Pharmaceuticals, Inc.*	(1,417)	(36,134)
Athenex, Inc.*	(1,024)	(17,930)
Bio-Rad Laboratories, Inc., Class A*	(16,460)	(3,657,741)
Bruker Corp.	(46,044)	(1,369,809)
Cambrex Corp.*	(8,931)	(491,205)
Coherus Biosciences, Inc.*	(49,433)	(659,931)
Cytokinetics, Inc.*	(22,170)	(321,465)
CytomX Therapeutics, Inc.*	(7,493)	(136,148)
Dermira, Inc.*	(62,972)	(1,700,244)
Editas Medicine, Inc.*	(72,662)	(1,744,615)
Epizyme, Inc.*	(30,502)	(581,063)
Five Prime Therapeutics, Inc.*	(29,969)	(1,226,032)
Flexion Therapeutics, Inc.*	(56,469)	(1,365,420)
Heron Therapeutics, Inc.*	(134,766)	(2,176,471)
Horizon Pharma PLC (Ireland)*	(43,680)	(553,862)
Illumina, Inc.*	(23,220)	(4,625,424)
Insmed, Inc.*	(39,332)	(1,227,552)
Intra-Cellular Therapies, Inc.*	(9,416)	(148,584)
Juno Therapeutics, Inc.*	(3,877)	(173,922)
Keryx Biopharmaceuticals, Inc.*	(43,868)	(311,463)
La Jolla Pharmaceutical Co.*	(50,237)	(1,747,243)
Lexicon Pharmaceuticals, Inc.*	(21,916)	(269,348)
Luminex Corp.	(23,594)	(479,666)
MacroGenics, Inc.*	(17,909)	(330,958)
Medicines Co. (The)*	(70,725)	(2,619,654)
Momenta Pharmaceuticals, Inc.*	(34,222)	(633,107)
Natera, Inc.*	(1,022)	(13,174)
Nektar Therapeutics*	(213,421)	(5,122,104)
NeoGenomics, Inc.*	(64,035)	(712,710)
Pacific Biosciences of California, Inc.*	(18,264)	(95,886)
Pacira Pharmaceuticals, Inc.*	(41,771)	(1,568,501)
Paratek Pharmaceuticals, Inc.*	(52,017)	(1,305,627)
QIAGEN NV (Netherlands)	(63,413)	(1,997,510)
Radius Health, Inc.*	(60,582)	(2,335,436)
Reata Pharmaceuticals, Inc., Class A*	(1,292)	(40,181)
Revance Therapeutics, Inc.*	(31,610)	(870,856)
Seres Therapeutics, Inc.*	(5,034)	(80,745)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Spark Therapeutics, Inc.*	(1,529)	$(136,326)
Synergy Pharmaceuticals, Inc.*	(558,255)	(1,618,940)
TG Therapeutics, Inc.*	(29,739)	(352,407)
TherapeuticsMD, Inc.*	(116,444)	(615,989)
Theravance Biopharma, Inc. (Cayman Islands)*	(51,391)	(1,759,628)
Ultragenyx Pharmaceutical, Inc.*	(30,022)	(1,598,972)
VWR Corp.*	(44,886)	(1,486,175)
WaVe Life Sciences Ltd. (Singapore)*	(722)	(15,704)

		(59,563,607)

Retailing — (6.0)%
Abercrombie & Fitch Co., Class A	(108,769)	(1,570,624)
American Eagle Outfitters, Inc.	(268,787)	(3,843,654)
At Home Group, Inc.*	(19,853)	(453,442)
Barnes & Noble, Inc.	(6,908)	(52,501)
Burlington Stores, Inc.*	(11,702)	(1,117,073)
Caleres, Inc.	(5,085)	(155,194)
Camping World Holdings, Inc., Class A	(36,143)	(1,472,466)
Children’s Place, Inc. (The)	(20,039)	(2,367,608)
DSW, Inc., Class A	(32,709)	(702,589)
Duluth Holdings, Inc., Class B*	(3,050)	(61,884)
Five Below, Inc.*	(62,392)	(3,424,073)
Floor & Decor Holdings, Inc., Class A*	(38,815)	(1,511,068)
GameStop Corp., Class A	(106,099)	(2,192,005)
Group 1 Automotive, Inc.	(21,199)	(1,536,079)
Guess?, Inc.	(203,076)	(3,458,384)
Kohl’s Corp.	(8,499)	(387,979)
Lithia Motors, Inc., Class A	(22,846)	(2,748,602)
Lumber Liquidators Holdings, Inc.*	(36,565)	(1,425,304)
Murphy USA, Inc.*	(23,031)	(1,589,139)
Netflix, Inc.*	(594)	(107,722)
Ollie’s Bargain Outlet Holdings, Inc.*	(60,684)	(2,815,738)
Party City Holdco, Inc.*	(22,336)	(302,653)
Pool Corp.	(10,203)	(1,103,659)
Select Comfort Corp.*	(28,323)	(879,429)
Shutterfly, Inc.*	(17,303)	(838,849)
Sonic Automotive, Inc., Class A	(33,714)	(687,766)
Tile Shop Holdings, Inc.	(40,639)	(516,115)
Wayfair, Inc., Class A*	(11,747)	(791,748)
Williams-Sonoma, Inc.	(46,276)	(2,307,321)

		(40,420,668)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(246,866)	$(3,147,542)
Ambarella, Inc. (Cayman Islands)*	(1,433)	(70,231)
Amkor Technology, Inc.*	(5,492)	(57,941)
Cavium, Inc.*	(42,818)	(2,823,419)
CEVA, Inc.*	(2,952)	(126,346)
Cohu, Inc.	(3,361)	(80,126)
Cree, Inc.*	(37,557)	(1,058,732)
Cypress Semiconductor Corp.	(119,298)	(1,791,856)
FormFactor, Inc.*	(70,199)	(1,182,853)
Ichor Holdings Ltd. (Cayman Islands)*	(5,335)	(142,978)
Inphi Corp.*	(129,104)	(5,124,138)
Integrated Device Technology, Inc.*	(143,789)	(3,821,912)
IXYS Corp.*	(5,215)	(123,596)
Lattice Semiconductor Corp.*	(107,087)	(557,923)
MACOM Technology Solutions Holdings, Inc.*	(10,787)	(481,208)
MaxLinear, Inc.*	(43,795)	(1,040,131)
Monolithic Power Systems, Inc.	(3,033)	(323,166)
Nanometrics, Inc.*	(9,099)	(262,051)
PDF Solutions, Inc.*	(8,630)	(133,679)
Power Integrations, Inc.	(22,887)	(1,675,328)
Semtech Corp.*	(6,801)	(255,378)
Veeco Instruments, Inc.*	(59,066)	(1,264,012)
Versum Materials, Inc.	(16,798)	(652,098)
Xperi Corp.	(38,223)	(967,042)

		(27,163,686)

Software & Services — (13.8)%
2U, Inc.*	(4,435)	(248,537)
8x8, Inc.*	(41,565)	(561,128)
Acxiom Corp.*	(43,698)	(1,076,719)
Alliance Data Systems Corp.	(24,024)	(5,322,517)
Apptio, Inc., Class A*	(14,555)	(268,831)
Autodesk, Inc.*	(19,886)	(2,232,402)
Benefitfocus, Inc.*	(14,139)	(475,777)
Black Knight Financial Services, Inc., Class A*	(48,326)	(2,080,434)
Blackhawk Network Holdings, Inc.*	(82,001)	(3,591,644)
Blackline, Inc.*	(8,386)	(286,130)
Booz Allen Hamilton Holding Corp.	(37,635)	(1,407,173)
Box, Inc., Class A*	(47,880)	(925,042)
BroadSoft, Inc.*	(42,041)	(2,114,662)
Callidus Software, Inc.*	(72,554)	(1,788,456)
Carbonite, Inc.*	(28,580)	(628,760)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cardtronics PLC, Class A (United Kingdom)*	(70,500)	$(1,622,205)
Conduent, Inc.*	(54,181)	(849,016)
CoreLogic, Inc.*	(3,983)	(184,094)
Cornerstone OnDemand, Inc.*	(48,567)	(1,972,306)
Coupa Software, Inc.*	(35,164)	(1,095,359)
DST Systems, Inc.	(18,976)	(1,041,403)
DXC Technology Co.	(36,288)	(3,116,413)
Ellie Mae, Inc.*	(28,311)	(2,325,182)
Etsy, Inc.*	(62,976)	(1,063,035)
Euronet Worldwide, Inc.*	(8,828)	(836,806)
Everbridge, Inc.*	(14,653)	(387,132)
FireEye, Inc.*	(210,844)	(3,535,854)
Forrester Research, Inc.	(4,039)	(169,032)
Gartner, Inc.*	(14,794)	(1,840,521)
Gigamon, Inc.*	(88,703)	(3,738,831)
Globant SA (Luxembourg)*	(10,189)	(408,273)
Gogo, Inc.*	(148,468)	(1,753,407)
GTT Communications, Inc.*	(6,143)	(194,426)
Hortonworks, Inc.*	(111,793)	(1,894,891)
HubSpot, Inc.*	(28,617)	(2,405,259)
Imperva, Inc.*	(32,468)	(1,409,111)
Instructure, Inc.*	(31,166)	(1,033,153)
LivePerson, Inc.*	(8,721)	(118,170)
Monotype Imaging Holdings, Inc.	(9,922)	(190,998)
MuleSoft, Inc., Class A*	(16,330)	(328,886)
New Relic, Inc.*	(10,727)	(534,205)
Nutanix, Inc,. Class A*	(40,247)	(901,130)
Pandora Media, Inc.*	(499,631)	(3,847,159)
Paylocity Holding Corp.*	(9,614)	(469,355)
Proofpoint, Inc.*	(1,011)	(88,179)
PROS Holdings, Inc.*	(40,715)	(982,453)
Q2 Holdings, Inc.*	(7,474)	(311,292)
Quotient Technology, Inc.*	(31,987)	(500,597)
Rapid7, Inc.*	(35,104)	(617,830)
SecureWorks Corp., Class A*	(16,080)	(198,588)
Silver Spring Networks, Inc.*	(10,445)	(168,896)
Splunk, Inc.*	(54,946)	(3,650,063)
Sykes Enterprises, Inc.*	(3,594)	(104,801)
Teradata Corp.*	(136,924)	(4,626,662)
Twilio, Inc., Class A*	(16,639)	(496,674)
Twitter, Inc.*	(23,779)	(401,152)
Ultimate Software Group, Inc. (The)*	(12,329)	(2,337,578)
Vantiv, Inc., Class A*	(32,227)	(2,271,037)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Verint Systems, Inc.*	(14,143)	$(591,885)
Virtusa Corp.*	(45,483)	(1,718,348)
Workday, Inc., Class A*	(20,909)	(2,203,600)
Workiva, Inc.*	(21,328)	(444,689)
Zendesk, Inc.*	(156,479)	(4,555,104)
Zynga, Inc., Class A*	(956,554)	(3,615,774)

		(92,159,026)

Technology Hardware & Equipment — (7.0)%
3D Systems Corp.*	(154,324)	(2,066,398)
Arrow Electronics, Inc.*	(9,929)	(798,391)
Belden, Inc.	(25,168)	(2,026,779)
BlackBerry Ltd. (Canada)*	(7,986)	(89,283)
Control4 Corp.*	(3,002)	(88,439)
Corning, Inc.	(33,727)	(1,009,112)
Cray, Inc.*	(18)	(350)
CTS Corp.	(6,353)	(153,107)
Diebold Nixdorf, Inc.	(71,340)	(1,630,119)
FARO Technologies, Inc.*	(2,500)	(95,625)
Finisar Corp.*	(136,464)	(3,025,407)
Fitbit, Inc., Class A*	(517,088)	(3,598,932)
II-VI, Inc.*	(81,858)	(3,368,457)
Infinera Corp.*	(379,159)	(3,363,140)
Insight Enterprises, Inc.*	(11,131)	(511,136)
Keysight Technologies, Inc.*	(23,378)	(973,927)
Kimball Electronics, Inc.*	(162)	(3,507)
Knowles Corp.*	(55,329)	(844,874)
Lumentum Holdings, Inc.*	(71,464)	(3,884,068)
Mesa Laboratories, Inc.	(12)	(1,792)
Methode Electronics, Inc.	(1,543)	(65,346)
MTS Systems Corp.	(369)	(19,723)
NETGEAR, Inc.*	(56,287)	(2,679,261)
NetScout Systems, Inc.*	(18,625)	(602,519)
Oclaro, Inc.*	(82,465)	(711,673)
Palo Alto Networks, Inc.*	(9,977)	(1,437,686)
PC Connection, Inc.	(393)	(11,079)
Plexus Corp.*	(10,289)	(577,007)
Pure Storage, Inc., Class A*	(195,375)	(3,124,046)
Quantenna Communications, Inc.*	(19,571)	(328,989)
Sierra Wireless, Inc. (Canada)*	(48,524)	(1,043,266)
Stratasys Ltd. (Israel)*	(14,547)	(336,327)
Super Micro Computer, Inc.*	(67,979)	(1,502,336)
SYNNEX Corp.	(10,816)	(1,368,332)
Tech Data Corp.*	(19,876)	(1,765,983)
VeriFone Systems, Inc.*	(6,169)	(125,107)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
ViaSat, Inc.*	(54,367)	$(3,496,885)

		(46,728,408)

Telecommunication Services — (1.6)%
ATN International, Inc.	(8,390)	(442,153)
Boingo Wireless, Inc.*	(19,528)	(417,313)
Cincinnati Bell, Inc.*	(61,812)	(1,226,968)
General Communication, Inc., Class A*	(26,524)	(1,081,914)
Iridium Communications, Inc.*	(165,340)	(1,703,002)
ORBCOMM, Inc.*	(6)	(63)
Shenandoah Telecommunications Co.	(29,855)	(1,110,606)
Straight Path Communications, Inc., Class B*	(4,285)	(774,171)
Zayo Group Holdings, Inc.*	(105,961)	(3,647,178)

		(10,403,368)

Transportation — (4.5)%
Air Transport Services Group, Inc.*	(63,045)	(1,534,515)
Allegiant Travel Co.	(5,278)	(695,113)
ArcBest Corp.	(23,700)	(792,765)
Atlas Air Worldwide Holdings, Inc.*	(41,337)	(2,719,975)
CH Robinson Worldwide, Inc.	(18,283)	(1,391,336)
Echo Global Logistics, Inc.*	(6,462)	(121,809)
Genesee & Wyoming, Inc., Class A*	(76,884)	(5,690,185)
Golden Ocean Group Ltd. (Bermuda)*	(4,772)	(37,412)
Hub Group, Inc., Class A*	(5,842)	(250,914)
JetBlue Airways Corp.*	(9,527)	(176,535)
Kansas City Southern	(26,639)	(2,895,127)
Matson, Inc.	(6,238)	(175,787)
Ryder System, Inc.	(66,822)	(5,649,800)
Saia, Inc.*	(9,151)	(573,310)
Schneider National, Inc., Class B	(3,096)	(78,329)
SkyWest, Inc.	(66,769)	(2,931,159)
Spirit Airlines, Inc.*	(137,757)	(4,602,461)

		(30,316,532)

TOTAL COMMON STOCK (Proceeds $631,807,302)		(644,824,123)

TOTAL SECURITES SOLD SHORT - (96.3)%		(644,824,123)

(Proceeds $631,807,302)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2017

Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
OTHER ASSETS IN EXCESS OF LIABILITIES - 74.9%	$501,430,158

NET ASSETS - 100.0%	$669,539,801

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 110.1%
COMMON STOCKS — 110.1%
Automobiles & Components — 2.3%
BorgWarner, Inc.†	138	$7,070
Delphi Automotive PLC (Jersey)†	174	17,122
General Motors Co.†	1,286	51,929
Harley-Davidson, Inc.†(a)	150	7,232

		83,353

Banks — 0.0%
Huntington Bancshares, Inc.†	13	181
KeyCorp.†	27	508

		689

Capital Goods — 10.2%
3M Co.†	11	2,309
Allegion PLC (Ireland)†	45	3,891
AMETEK, Inc.†	76	5,019
Arconic, Inc.†	315	7,837
Boeing Co. (The)†	350	88,973
Caterpillar, Inc.†	513	63,976
Cummins, Inc.†	145	24,364
Emerson Electric Co.†	12	754
Fastenal Co.†	250	11,395
Honeywell International, Inc.†	271	38,412
Ingersoll-Rand PLC (Ireland)†	165	14,713
Jacobs Engineering Group, Inc.†	107	6,235
Lockheed Martin Corp.†	133	41,269
Pentair PLC (Ireland)†	158	10,738
Rockwell Automation, Inc.†	90	16,039
Rockwell Collins, Inc.†	14	1,830
Snap-on, Inc.†	50	7,450
TransDigm Group, Inc.†	46	11,760
WW Grainger, Inc.†(a)	52	9,347

		366,311

Commercial & Professional Services — 0.8%
Equifax, Inc.	5	530
Robert Half International, Inc.†	110	5,537
Stericycle, Inc.†*	64	4,584
Waste Management, Inc.†	214	16,750

		27,401

Consumer Durables & Apparel — 1.6%
Coach, Inc.†	247	9,949
DR Horton, Inc.†	21	838
Garmin Ltd. (Switzerland)†	120	6,476
Hasbro, Inc.†	41	4,004

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Michael Kors Holdings Ltd. (British Virgin Islands)†*	147	$7,034
PulteGroup, Inc.†	87	2,378
PVH Corp.†	69	8,698
Ralph Lauren Corp.†	73	6,445
Whirlpool Corp.†	65	11,989

		57,811

Consumer Services — 2.4%
Hilton Worldwide Holdings, Inc.†	283	19,654
Marriott International, Inc., Class A†	326	35,945
Royal Caribbean Cruises Ltd. (Liberia)†	186	22,048
Wyndham Worldwide Corp.†	89	9,381
Yum! Brands, Inc.	5	368

		87,396

Diversified Financials — 3.9%
BlackRock, Inc.†	100	44,709
Franklin Resources, Inc.†	484	21,543
Invesco Ltd. (Bermuda)†	353	12,369
Moody’s Corp.†	167	23,248
Nasdaq, Inc.†	146	11,325
S&P Global, Inc.†	62	9,691
T Rowe Price Group, Inc.†	209	18,946

		141,831

Energy — 6.4%
Anadarko Petroleum Corp.†	480	23,448
Chesapeake Energy Corp.(a)*	786	3,380
Chevron Corp.†	148	17,390
ConocoPhillips†	1,082	54,154
Devon Energy Corp.†	319	11,710
Marathon Oil Corp.†	744	10,089
Marathon Petroleum Corp.†	452	25,348
Occidental Petroleum Corp.†	527	33,839
ONEOK, Inc.†	330	18,285
Range Resources Corp.(a)	216	4,227
Valero Energy Corp.†	384	29,541

		231,411

Food & Staples Retailing — 6.4%
CVS Health Corp.†	930	75,628
Kroger Co. (The)†	807	16,188
Sysco Corp.†	468	25,249
Walgreens Boots Alliance, Inc.†	720	55,598

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Wal-Mart Stores, Inc.†	734	$57,355

		230,018

Food, Beverage & Tobacco — 4.4%
Altria Group, Inc.†	1,041	66,020
Campbell Soup Co.†	268	12,548
Conagra Brands, Inc.†	374	12,619
Dr Pepper Snapple Group, Inc.†	158	13,978
General Mills, Inc.	88	4,555
JM Smucker Co. (The)†	99	10,388
Kellogg Co.	237	14,782
Molson Coors Brewing Co., Class B†	187	15,267
Philip Morris International, Inc.†	60	6,661

		156,818

Health Care Equipment & Services — 9.7%
Aetna, Inc.†	289	45,954
AmerisourceBergen Corp.†	197	16,302
Anthem, Inc.†	232	44,052
Centene Corp.†*	152	14,709
Cigna Corp.†	221	41,314
Express Scripts Holding Co.†*	532	33,686
HCA Healthcare, Inc.†*	318	25,310
Humana, Inc.†	131	31,916
Laboratory Corp. of America Holdings†*	68	10,266
McKesson Corp.†	186	28,571
Medtronic PLC (Ireland)	20	1,555
Quest Diagnostics, Inc.†	62	5,806
UnitedHealth Group, Inc.†	169	33,099
Universal Health Services, Inc., Class B†	83	9,208
Varian Medical Systems, Inc.†*	82	8,205

		349,953

Household & Personal Products — 1.0%
Church & Dwight Co., Inc.†	45	2,180
Clorox Co. (The)†	112	14,774
Kimberly-Clark Corp.†	165	19,417

		36,371

Insurance — 0.9%
Aon PLC (United Kingdom)†	160	23,376
Chubb Ltd. (Switzerland)†	17	2,423
Progressive Corp. (The)†	129	6,246

		32,045

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — 4.5%
Air Products & Chemicals, Inc.†	192	$29,034
Ball Corp.†	306	12,638
FMC Corp.†	115	10,271
Freeport-McMoRan, Inc.†*	1,297	18,210
LyondellBasell Industries NV, Class A (Netherlands)†	354	35,064
Newmont Mining Corp.†	463	17,367
Packaging Corp. of America†	81	9,289
PPG Industries, Inc.†	4	435
Sherwin-Williams Co. (The)†	60	21,482
WestRock Co.†	118	6,694
		160,484
Media — 7.9%
CBS Corp., Class B, non-voting shares†	349	20,242
Comcast Corp., Class A†	1,656	63,723
Discovery Communications, Inc., Class A†(a)*	502	10,688
News Corp., Class A†	510	6,763
Omnicom Group, Inc.†	206	15,258
Scripps Networks Interactive, Inc., Class A†	114	9,791
Time Warner, Inc.†	675	69,154
Twenty-First Century Fox, Inc., Class A†	1,619	42,709
Viacom, Inc., Class B†	351	9,772
Walt Disney Co. (The)†	374	36,865

		284,965

Pharmaceuticals, Biotechnology & Life Sciences — 6.2%
AbbVie, Inc.†	627	55,715
Amgen, Inc.†	225	41,951
Biogen, Inc.†*	75	23,484
Celgene Corp.†*	99	14,436
Gilead Sciences, Inc.†	1,058	85,719

		221,305

Real Estate — 0.8%
Alexandria Real Estate Equities, Inc., REIT†	30	3,569
Digital Realty Trust, Inc., REIT†	14	1,657
Duke Realty Corp., REIT	110	3,170
Mid-America Apartment Communities, Inc., REIT†	95	10,154
Prologis, Inc., REIT†	36	2,285
Regency Centers Corp., REIT†	142	8,810

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Weyerhaeuser Co., REIT†	24	$817

		30,462

Retailing — 7.4%
Advance Auto Parts, Inc.	65	6,448
AutoZone, Inc.†*	25	14,878
Best Buy Co., Inc.†	204	11,620
CarMax, Inc.†*	155	11,750
Dollar General Corp.	7	567
Dollar Tree, Inc.†*	40	3,473
Gap, Inc. (The)(a)	1	30
Genuine Parts Co.†	127	12,148
Home Depot, Inc. (The)†	520	85,051
LKQ Corp.†*	271	9,753
Lowe’s Cos., Inc.†	741	59,236
Nordstrom, Inc.†	98	4,621
O’Reilly Automotive, Inc.†*	78	16,799
Ross Stores, Inc.†	262	16,917
Signet Jewelers Ltd. (Bermuda)(a)	60	3,993
Target Corp.	36	2,124
Tractor Supply Co.	110	6,962

		266,370

Semiconductors & Semiconductor Equipment — 6.6%
Applied Materials, Inc.†	947	49,329
Intel Corp.†	1,173	44,668
KLA-Tencor Corp.†	138	14,628
Lam Research Corp.†	157	29,051
Micron Technology, Inc.*	1,053	41,414
Skyworks Solutions, Inc.†	113	11,515
Texas Instruments, Inc.†	351	31,464
Xilinx, Inc.†	215	15,228

		237,297

Software & Services — 7.5%
Accenture PLC, Class A (Ireland)†	104	14,047
Alphabet, Inc., Class A†*	22	21,422
Automatic Data Processing, Inc.†	159	17,382
CA, Inc.†	330	11,015
Citrix Systems, Inc.†*	132	10,140
CSRA, Inc.†	105	3,388
eBay, Inc.†*	167	6,423
Electronic Arts, Inc.†*	270	31,876
International Business Machines Corp.†	231	33,513
Intuit, Inc.†	223	31,697

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Oracle Corp.†	1,087	$52,556
Paychex, Inc.†	315	18,887
Total System Services, Inc.†	22	1,441
Visa, Inc., Class A†	140	14,734

		268,521

Technology Hardware & Equipment — 7.4%
Apple, Inc.†	394	60,723
Cisco Systems, Inc.†	1,943	65,343
F5 Networks, Inc.†*	57	6,872
FLIR Systems, Inc.†	85	3,307
Harris Corp.†	105	13,826
Hewlett Packard Enterprise Co.†	1,454	21,388
HP, Inc.†	1,462	29,182
Juniper Networks, Inc.†	335	9,323
Motorola Solutions, Inc.†	28	2,376
NetApp, Inc.†	238	10,415
Seagate Technology PLC (Ireland)†(a)	261	8,657
TE Connectivity Ltd. (Switzerland)†	50	4,153
Western Digital Corp.†	255	22,032
Xerox Corp.	227	7,557

		265,154

Telecommunication Services — 2.4%
AT&T, Inc.†	752	29,456
CenturyLink, Inc.(a)	478	9,034
Verizon Communications, Inc.†	968	47,906

		86,396

Transportation — 7.3%
Alaska Air Group, Inc.†	107	8,161
CSX Corp.†	468	25,394
Delta Air Lines, Inc.†	639	30,813
Expeditors International of Washington, Inc.†	158	9,458
FedEx Corp.†	141	31,807
JB Hunt Transport Services, Inc.†	95	10,553
Norfolk Southern Corp.†	182	24,068
Southwest Airlines Co.†	520	29,110
Union Pacific Corp.†	445	51,607
United Continental Holdings, Inc.†*	103	6,271
United Parcel Service, Inc., Class B†	278	33,385

		260,627

Utilities — 2.1%
CMS Energy Corp.†	52	2,409
DTE Energy Co.†	156	16,748

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
FirstEnergy Corp.†	387	$11,931
NRG Energy, Inc.†	202	5,169
Public Service Enterprise Group, Inc.†	438	20,258
WEC Energy Group, Inc.†	274	17,202

		73,717

TOTAL COMMON STOCKS (Cost $3,579,826)		3,956,706

TOTAL LONG POSITIONS - 110.1%		3,956,706

(Cost $3,579,826)

SHORT POSITIONS — (87.5)%
COMMON STOCKS — (87.5)%
Automobiles & Components — (1.1)%
Ford Motor Co.	(2,737)	(32,762)
Goodyear Tire & Rubber Co. (The)	(173)	(5,752)

		(38,514)

Banks — (3.0)%
Bank of America Corp.	(576)	(14,596)
BB&T Corp.	(281)	(13,190)
Citigroup, Inc.	(133)	(9,674)
Comerica, Inc.	(17)	(1,296)
Fifth Third Bancorp	(514)	(14,382)
JPMorgan Chase & Co.	(18)	(1,719)
M&T Bank Corp.	(38)	(6,120)
PNC Financial Services Group, Inc. (The)	(2)	(270)
Regions Financial Corp.	(839)	(12,778)
SunTrust Banks, Inc.	(75)	(4,483)
US Bancorp	(322)	(17,256)
Wells Fargo & Co.	(245)	(13,512)

		(109,276)

Capital Goods — (8.0)%
Acuity Brands, Inc.	(10)	(1,713)
AO Smith Corp.	(119)	(7,072)
Dover Corp.	(94)	(8,591)
Eaton Corp. PLC (Ireland)	(314)	(24,112)
Flowserve Corp.	(90)	(3,833)
Fluor Corp.	(96)	(4,042)
Fortive Corp.	(239)	(16,919)
Fortune Brands Home & Security, Inc.	(107)	(7,194)
General Dynamics Corp.	(168)	(34,537)
General Electric Co.	(1,190)	(28,774)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Illinois Tool Works, Inc.	(4)	$(592)
Johnson Controls International PLC (Ireland)	(642)	(25,866)
L3 Technologies, Inc.	(54)	(10,175)
Masco Corp.	(219)	(8,543)
PACCAR, Inc.	(26)	(1,881)
Parker-Hannifin Corp.	(92)	(16,102)
Quanta Services, Inc.*	(106)	(3,961)
Raytheon Co.	(199)	(37,129)
Roper Technologies, Inc.	(1)	(243)
Stanley Black & Decker, Inc.	(80)	(12,078)
Textron, Inc.	(189)	(10,183)
United Rentals, Inc.*	(59)	(8,186)
United Technologies Corp.	(93)	(10,795)
Xylem, Inc.	(80)	(5,010)

		(287,531)

Commercial & Professional Services — (0.9)%
Cintas Corp.	(73)	(10,532)
IHS Markit Ltd. (Bermuda)*	(273)	(12,034)
Nielsen Holdings PLC (United Kingdom)	(246)	(10,197)
Verisk Analytics, Inc.*	(2)	(166)

		(32,929)

Consumer Durables & Apparel — (2.0)%
Hanesbrands, Inc.	(252)	(6,209)
Leggett & Platt, Inc.	(92)	(4,391)
Mattel, Inc.	(237)	(3,669)
Mohawk Industries, Inc.*	(51)	(12,623)
Newell Brands, Inc.	(334)	(14,252)
NIKE, Inc., Class B	(156)	(8,089)
Under Armour, Inc., Class C*	(305)	(4,581)
VF Corp.	(271)	(17,227)

		(71,041)

Consumer Services — (2.6)%
Carnival Corp. (Panama)	(505)	(32,608)
Darden Restaurants, Inc.	(85)	(6,696)
McDonald’s Corp.	(241)	(37,760)
MGM Resorts International	(397)	(12,938)
Wynn Resorts Ltd.	(25)	(3,723)

		(93,725)

Diversified Financials — (3.6)%
American Express Co.	(230)	(20,806)
Ameriprise Financial, Inc.	(104)	(15,445)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)	(31)	$(1,644)
Berkshire Hathaway, Inc., Class B*	(25)	(4,583)
CME Group, Inc.	(221)	(29,985)
Goldman Sachs Group, Inc. (The)	(30)	(7,116)
Intercontinental Exchange, Inc.	(412)	(28,304)
Leucadia National Corp.	(175)	(4,419)
Navient Corp.	(109)	(1,637)
Northern Trust Corp.	(158)	(14,525)

		(128,464)

Energy — (8.8)%
Andeavor	(109)	(11,243)
Apache Corp.	(170)	(7,786)
Cimarex Energy Co.	(66)	(7,502)
Concho Resources, Inc.*	(102)	(13,435)
EOG Resources, Inc.	(183)	(17,703)
EQT Corp.	(120)	(7,829)
Exxon Mobil Corp.	(715)	(58,616)
Halliburton Co.	(297)	(13,671)
Helmerich & Payne, Inc.	(75)	(3,908)
Hess Corp.	(220)	(10,316)
Kinder Morgan, Inc.	(623)	(11,949)
National Oilwell Varco, Inc.	(263)	(9,397)
Newfield Exploration Co.*	(138)	(4,094)
Phillips 66	(357)	(32,705)
Pioneer Natural Resources Co.	(118)	(17,410)
Schlumberger Ltd. (Curacao)	(915)	(63,830)
TechnipFMC PLC (United Kingdom)*	(323)	(9,018)
Williams Cos., Inc. (The)	(569)	(17,076)

		(317,488)

Food & Staples Retailing — (0.1)%
Costco Wholesale Corp.	(28)	(4,600)

Food, Beverage & Tobacco — (2.8)%
Archer-Daniels-Midland Co.	(388)	(16,494)
Brown-Forman Corp., Class B	(264)	(14,335)
Constellation Brands, Inc., Class A	(43)	(8,576)
Hershey Co. (The)	(149)	(16,266)
McCormick & Co., Inc., non-voting shares	(86)	(8,827)
Mondelez International, Inc., Class A	(428)	(17,402)
Monster Beverage Corp.*	(16)	(884)
Tyson Foods, Inc., Class A	(252)	(17,753)

		(100,537)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (9.8)%
Abbott Laboratories	(1,184)	$(63,178)
Align Technology, Inc.*	(55)	(10,245)
Baxter International, Inc.	(376)	(23,594)
Becton Dickinson and Co.	(157)	(30,764)
Boston Scientific Corp.*	(785)	(22,899)
Cardinal Health, Inc.	(219)	(14,656)
Cerner Corp.*	(237)	(16,903)
Cooper Cos., Inc. (The)	(34)	(8,062)
CR Bard, Inc.	(51)	(16,346)
Danaher Corp.	(479)	(41,089)
DaVita, Inc.*	(132)	(7,839)
DENTSPLY SIRONA, Inc.	(158)	(9,450)
Edwards Lifesciences Corp.*	(145)	(15,850)
Henry Schein, Inc.*	(110)	(9,019)
IDEXX Laboratories, Inc.*	(19)	(2,954)
Intuitive Surgical, Inc.*	(13)	(13,596)
ResMed, Inc.	(98)	(7,542)
Stryker Corp.	(258)	(36,641)
Zimmer Biomet Holdings, Inc.	(10)	(1,171)

		(351,798)

Household & Personal Products — (0.6)%
Coty, Inc., Class A	(519)	(8,579)
Procter & Gamble Co. (The)	(146)	(13,283)

		(21,862)

Insurance — (4.8)%
Aflac, Inc.	(255)	(20,755)
Allstate Corp. (The)	(61)	(5,607)
American International Group, Inc.	(581)	(35,668)
Assurant, Inc.	(39)	(3,725)
Brighthouse Financial, Inc.*	(13)	(790)
Cincinnati Financial Corp.	(113)	(8,652)
Hartford Financial Services Group, Inc. (The)	(250)	(13,858)
Lincoln National Corp.	(17)	(1,249)
Loews Corp.	(229)	(10,960)
Marsh & McLennan Cos., Inc.	(189)	(15,840)
Principal Financial Group, Inc.	(132)	(8,493)
Prudential Financial, Inc.	(295)	(31,364)
Torchmark Corp.	(51)	(4,085)
Travelers Cos, Inc. (The)	(6)	(735)
Unum Group	(159)	(8,130)
XL Group Ltd. (Bermuda)	(42)	(1,657)

		(171,568)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (4.6)%
Albemarle Corp.	(76)	$(10,360)
Avery Dennison Corp.	(62)	(6,097)
CF Industries Holdings, Inc.	(2)	(70)
DowDuPont, Inc.	(256)	(17,723)
Eastman Chemical Co.	(102)	(9,230)
Ecolab, Inc.	(205)	(26,365)
International Flavors & Fragrances, Inc.	(55)	(7,860)
International Paper Co.	(284)	(16,137)
Martin Marietta Materials, Inc.	(43)	(8,868)
Monsanto Co.	(302)	(36,186)
Mosaic Co. (The)	(244)	(5,268)
Nucor Corp.	(132)	(7,397)
Sealed Air Corp.	(48)	(2,051)
Vulcan Materials Co.	(93)	(11,123)

		(164,735)

Media — (0.1)%
Interpublic Group of Cos., Inc. (The)	(271)	(5,634)

Pharmaceuticals, Biotechnology & Life Sciences — (9.5)%
Agilent Technologies, Inc.	(2)	(128)
Alexion Pharmaceuticals, Inc.*	(155)	(21,745)
Allergan PLC (Ireland)	(232)	(47,548)
Eli Lilly & Co.	(724)	(61,931)
Illumina, Inc.*	(98)	(19,522)
Incyte Corp.*	(148)	(17,278)
Johnson & Johnson	(25)	(3,250)
Merck & Co., Inc.	(263)	(16,840)
Mettler-Toledo International, Inc.*	(6)	(3,757)
Mylan NV (Netherlands)*	(369)	(11,576)
PerkinElmer, Inc.	(76)	(5,242)
Perrigo Co. PLC (Ireland)	(70)	(5,926)
Pfizer, Inc.	(1,233)	(44,018)
Quintiles IMS Holdings, Inc.*	(78)	(7,415)
Regeneron Pharmaceuticals, Inc.*	(84)	(37,558)
Thermo Fisher Scientific, Inc.	(159)	(30,083)
Zoetis, Inc.	(135)	(8,608)

		(342,425)

Real Estate — (6.0)%
American Tower Corp., REIT	(194)	(26,516)
Apartment Investment & Management Co., Class A, REIT	(110)	(4,825)
AvalonBay Communities, Inc., REIT	(71)	(12,668)
Boston Properties, Inc., REIT	(8)	(983)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
CBRE Group, Inc., Class A*	(232)	$(8,788)
Crown Castle International Corp., REIT	(252)	(25,195)
Equinix, Inc., REIT	(54)	(24,100)
Equity Residential, REIT	(256)	(16,878)
Essex Property Trust, Inc., REIT	(4)	(1,016)
Federal Realty Investment Trust, REIT	(7)	(869)
GGP, Inc., REIT	(613)	(12,732)
HCP, Inc., REIT	(325)	(9,045)
Host Hotels & Resorts, Inc., REIT	(434)	(8,025)
Iron Mountain, Inc., REIT	(182)	(7,080)
Kimco Realty Corp., REIT	(297)	(5,806)
Macerich Co. (The), REIT	(99)	(5,442)
SBA Communications Corp., REIT*	(83)	(11,956)
Simon Property Group, Inc., REIT	(40)	(6,440)
SL Green Realty Corp., REIT	(71)	(7,194)
UDR, Inc., REIT	(47)	(1,787)
Ventas, Inc., REIT	(7)	(456)
Vornado Realty Trust, REIT	(11)	(846)
Welltower, Inc., REIT	(255)	(17,921)

		(216,568)

Retailing — (3.5)%
Amazon.com, Inc.*	(66)	(63,449)
Expedia, Inc.	(108)	(15,546)
L Brands, Inc.	(198)	(8,239)
Macy’s, Inc.	(125)	(2,728)
Netflix, Inc.*	(83)	(15,052)
Priceline Group, Inc. (The)*	(4)	(7,323)
Tiffany & Co.	(19)	(1,744)
TripAdvisor, Inc.*	(100)	(4,053)
Ulta Beauty, Inc.*	(42)	(9,495)

		(127,629)

Semiconductors & Semiconductor Equipment — (4.1)%
Advanced Micro Devices, Inc.*	(653)	(8,326)
Analog Devices, Inc.	(256)	(22,060)
Broadcom Ltd. (Singapore)	(197)	(47,780)
NVIDIA Corp.	(349)	(62,391)
Qorvo, Inc.*	(91)	(6,432)

		(146,989)

Software & Services — (5.5)%
Activision Blizzard, Inc.	(520)	(33,545)
Adobe Systems, Inc.*	(96)	(14,321)

The accompanying notes are an integral part of the financial statements.

GOTHAM NEUTRAL 500 FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.*	(120)	$(5,846)
Alliance Data Systems Corp.	(38)	(8,419)
ANSYS, Inc.*	(3)	(368)
Autodesk, Inc.*	(42)	(4,715)
Cadence Design Systems, Inc.*	(193)	(7,618)
DXC Technology Co.	(197)	(16,918)
Facebook, Inc., Class A*	(137)	(23,409)
Fidelity National Information Services, Inc.	(229)	(21,386)
Fiserv, Inc.*	(23)	(2,966)
Gartner, Inc.*	(62)	(7,713)
Global Payments, Inc.	(105)	(9,978)
PayPal Holdings, Inc.*	(77)	(4,930)
Red Hat, Inc.*	(33)	(3,658)
salesforce.com, Inc.*	(161)	(15,041)
Symantec Corp.	(114)	(3,740)
Synopsys, Inc.*	(13)	(1,047)
Verisign, Inc.*	(42)	(4,468)
Western Union Co. (The)	(328)	(6,298)

		(196,384)

Technology Hardware & Equipment — (0.8)%
Amphenol Corp., Class A	(103)	(8,718)
Corning, Inc.	(621)	(18,580)

		(27,298)

Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(251)	(13,376)

Transportation — (0.6)%
American Airlines Group, Inc.	(350)	(16,622)
CH Robinson Worldwide, Inc.	(13)	(989)
Kansas City Southern	(43)	(4,673)

		(22,284)

Utilities — (4.3)%
Alliant Energy Corp.	(159)	(6,610)
Ameren Corp.	(37)	(2,140)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
American Electric Power Co., Inc.	(51)	$(3,582)
American Water Works Co., Inc.	(126)	(10,195)
Consolidated Edison, Inc.	(210)	(16,943)
Dominion Resources, Inc.	(74)	(5,693)
Duke Energy Corp.	(116)	(9,735)
Entergy Corp.	(123)	(9,392)
Eversource Energy	(218)	(13,176)
Exelon Corp.	(336)	(12,657)
NextEra Energy, Inc.	(11)	(1,612)
PG&E Corp.	(352)	(23,968)
Pinnacle West Capital Corp.	(77)	(6,511)
PPL Corp.	(472)	(17,912)
SCANA Corp.	(64)	(3,103)
Sempra Energy	(10)	(1,141)
Southern Co. (The)	(54)	(2,654)
Xcel Energy, Inc.	(130)	(6,152)

		(153,176)

TOTAL COMMON STOCK (Proceeds $3,055,204)		(3,145,831)

TOTAL SECURITES SOLD SHORT - (87.5)%		(3,145,831)

(Proceeds $3,055,204)
OTHER ASSETS IN EXCESS OF LIABILITIES - 77.4%		2,782,098

NET ASSETS - 100.0%		$3,592,973

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — 95.9%
Automobiles & Components — 1.5%
Dorman Products, Inc.(a)*	297	$21,271
Harley-Davidson, Inc.(a)	3,832	184,741
Tenneco, Inc.	766	46,473
Thor Industries, Inc.	224	28,204

		280,689

Capital Goods — 9.3%
Acuity Brands, Inc.	97	16,614
Allison Transmission Holdings, Inc.(a)	7,824	293,635
Caterpillar, Inc.(a)	1,794	223,730
Crane Co.(a)	146	11,679
Fastenal Co.(a)	1,308	59,619
Fortune Brands Home & Security, Inc.	737	49,549
Honeywell International, Inc.	221	31,325
Kennametal, Inc.(a)	4,922	198,553
Lockheed Martin Corp.	122	37,855
Pentair PLC (Ireland)	3,643	247,578
Rexnord Corp.(a)*	3,793	96,380
Snap-on, Inc.	390	58,114
Toro Co. (The)	2,372	147,206
TransDigm Group, Inc.(a)	919	234,942

		1,706,779

Commercial & Professional Services — 3.4%
Deluxe Corp.(a)	1,370	99,955
Equifax, Inc.	1,223	129,626
IHS Markit Ltd. (Bermuda)*	1,034	45,579
KAR Auction Services, Inc.(a)	4,891	233,496
MSA Safety, Inc.	212	16,856
Stantec, Inc. (Canada)	115	3,191
Stericycle, Inc.*	348	24,924
TransUnion*	1,396	65,975

		619,602

Consumer Durables & Apparel — 3.9%
Brunswick Corp.	2,743	153,526
Carter’s, Inc.	170	16,788
Coach, Inc.	3,917	157,777
Columbia Sportswear Co.(a)	805	49,572
Gildan Activewear, Inc. (Canada)	1,765	55,209
Hasbro, Inc.	1,460	142,598
Ralph Lauren Corp.	1,361	120,163
Tupperware Brands Corp.	110	6,800
Whirlpool Corp.	2	369
Wolverine World Wide, Inc.	95	2,741

		705,543

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 6.9%
Chipotle Mexican Grill, Inc.*	185	$56,949
Choice Hotels International, Inc.	830	53,037
Cracker Barrel Old Country Store, Inc.	690	104,618
Dunkin’ Brands Group, Inc.	601	31,901
Graham Holdings Co., Class B	4	2,340
Grand Canyon Education, Inc.*	1,055	95,815
Hilton Worldwide Holdings, Inc.(a)	2,696	187,237
Jack in the Box, Inc.(a)	197	20,078
Las Vegas Sands Corp.	1,093	70,127
Marriott International, Inc., Class A	1,246	137,384
Royal Caribbean Cruises Ltd. (Liberia)	1,725	204,482
Stars Group, Inc. (The) (Canada)*	451	9,246
Vail Resorts, Inc.(a)	390	88,967
Weight Watchers International, Inc.*	642	27,959
Wynn Resorts Ltd.	79	11,765
Yum! Brands, Inc.	2,212	162,825

		1,264,730

Food & Staples Retailing — 4.4%
CVS Health Corp.(a)	2,913	236,885
Kroger Co. (The)(a)	12,970	260,178
Sprouts Farmers Market, Inc.*	127	2,384
Walgreens Boots Alliance, Inc.	2,867	221,390
Wal-Mart Stores, Inc.	1,096	85,641

		806,478

Food, Beverage & Tobacco — 7.2%
Altria Group, Inc.(a)	3,879	246,006
Campbell Soup Co.(a)	1,298	60,772
Dr Pepper Snapple Group, Inc.	397	35,123
Hormel Foods Corp.	3,788	121,746
Ingredion, Inc.	453	54,650
JM Smucker Co. (The)	656	68,834
Kellogg Co.	2,072	129,231
Kraft Heinz Co. (The)	448	34,742
PepsiCo, Inc.	258	28,749
Pilgrim’s Pride Corp.*	5,690	161,653
Sanderson Farms, Inc.	1,636	264,247
TreeHouse Foods, Inc.(a)*	1,601	108,436
Vector Group Ltd.	140	2,870

		1,317,059

Health Care Equipment & Services — 6.5%
AmerisourceBergen Corp.(a)	3,220	266,455

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Chemed Corp.	89	$17,982
Cotiviti Holdings, Inc.*	188	6,764
Edwards Lifesciences Corp.*	681	74,440
Express Scripts Holding Co.(a)*	3,378	213,895
Globus Medical, Inc., Class A*	400	11,888
HCA Healthcare, Inc.*	1,450	115,406
Laboratory Corp. of America Holdings*	53	8,001
Masimo Corp.*	155	13,417
MEDNEX, Inc.*	2,337	100,771
Medtronic PLC (Ireland)	590	45,884
Varian Medical Systems, Inc.(a)*	2,038	203,922
Veeva Systems, Inc., Class A*	2,104	118,687

		1,197,512

Household & Personal Products — 1.7%
Clorox Co. (The)	1,181	155,786
Edgewell Personal Care Co.*	426	31,000
Energizer Holdings, Inc.(a)	538	24,775
Kimberly-Clark Corp.	798	93,909

		305,470

Media — 6.7%
AMC Networks, Inc., Class A*	988	57,768
CBS Corp., Class B, non-voting shares	576	33,408
Comcast Corp., Class A	6,284	241,808
Discovery Communications, Inc., Class A*	8,147	173,450
News Corp., Class A	658	8,725
Omnicom Group, Inc.(a)	1,875	138,881
Sinclair Broadcast Group, Inc., Class A(a)	737	23,621
Sirius XM Holdings, Inc.	14,184	78,296
TEGNA, Inc.	4,971	66,263
Time Warner, Inc.	590	60,446
Twenty-First Century Fox, Inc., Class A(a)	7,496	197,744
Viacom, Inc., Class B(a)	5,046	140,481

		1,220,891

Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
Amgen, Inc.(a)	1,059	197,451
Bio-Techne Corp.	206	24,903
Bioverativ, Inc.(a)*	4,692	267,772
Celgene Corp.(a)*	1,351	197,003

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Charles River Laboratories International, Inc.*	409	$44,180
Exelixis, Inc.(a)*	1,421	34,431
Incyte Corp.*	156	18,211
Ionis Pharmaceuticals, Inc.(a)*	195	9,886
Merck & Co., Inc.	514	32,911
Mylan NV (Netherlands)*	127	3,984
Prestige Brands Holdings, Inc.*	525	26,297
Regeneron Pharmaceuticals, Inc.*	322	143,973
United Therapeutics Corp.(a)*	1,791	209,887
Vertex Pharmaceuticals, Inc.*	282	42,875

		1,253,764

Retailing — 5.0%
Advance Auto Parts, Inc.	320	31,744
AutoZone, Inc.*	8	4,761
Bed Bath & Beyond, Inc.	1,096	25,723
Best Buy Co., Inc.	3,296	187,740
CarMax, Inc.*	193	14,631
Dick’s Sporting Goods, Inc.(a)	3	81
Foot Locker, Inc.(a)	1,007	35,467
LKQ Corp.(a)*	4,994	179,734
Lowe’s Cos., Inc.(a)	3,092	247,174
Ross Stores, Inc.(a)	964	62,245
Sally Beauty Holdings, Inc.*	10	196
Signet Jewelers Ltd. (Bermuda)	1,956	130,172

		919,668

Semiconductors & Semiconductor Equipment — 11.8%
Advanced Energy Industries, Inc.(a)*	2,487	200,850
Amkor Technology, Inc.(a)*	2,891	30,500
Analog Devices, Inc.	1,591	137,096
Applied Materials, Inc.(a)	5,573	290,298
Cirrus Logic, Inc.(a)*	1,780	94,910
KLA-Tencor Corp.(a)	534	56,604
Lam Research Corp.(a)	1,343	248,509
Microchip Technology, Inc.(a)	2,228	200,030
Micron Technology, Inc.*	4,080	160,466
MKS Instruments, Inc.(a)	2,616	247,081
ON Semiconductor Corp.*	4,493	82,986
Skyworks Solutions, Inc.(a)	1,491	151,933
Teradyne, Inc.(a)	5,908	220,309
Texas Instruments, Inc.(a)	525	47,061

		2,168,633

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — 5.1%
ACI Worldwide, Inc.*	459	$10,456
Adobe Systems, Inc.*	454	67,728
Alphabet, Inc., Class A*	168	163,585
Amdocs, Ltd. (Guernsey)	38	2,444
CACI International, Inc., Class A*	19	2,648
CDK Global, Inc.	222	14,006
CGI Group, Inc., Class A (Canada)*	22	1,141
Electronic Arts, Inc.*	1,682	198,577
Guidewire Software, Inc.*	48	3,737
Intuit, Inc.(a)	1,058	150,384
j2 Global, Inc.	200	14,776
Maximus, Inc.(a)	1,701	109,714
Oracle Corp.	3,155	152,544
Take-Two Interactive Software, Inc.*	305	31,180
Total System Services, Inc.	109	7,140

		930,060

Technology Hardware & Equipment — 7.1%
Apple, Inc.	775	119,443
Avnet, Inc.	1,939	76,203
CDW Corp.	1,156	76,296
EchoStar Corp., Class A*	711	40,691
F5 Networks, Inc.(a)*	619	74,627
Harris Corp.	363	47,800
Hewlett Packard Enterprise Co.	11,603	170,680
Jabil, Inc.	1,634	46,651
Juniper Networks, Inc.(a)	7,640	212,621
NetApp, Inc.(a)	3,589	157,055
Seagate Technology PLC (Ireland)(a)	535	17,746
Western Digital Corp.(a)	2,557	220,925
Zebra Technologies Corp., Class A(a)*	420	45,604

		1,306,342

Telecommunication Services — 2.6%
AT&T, Inc.	231	9,048
CenturyLink, Inc.(a)	5,489	103,742
Rogers Communications, Inc., Class B (Canada)	1,882	96,998
Sprint Corp.*	13,613	105,909
T-Mobile US, Inc.*	2,187	134,850
United States Cellular Corp.*	492	17,417

		467,964

Transportation — 6.0%
Canadian National Railway Co. (Canada)	2,555	211,682

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Canadian Pacific Railway Ltd. (Canada)(a)	1,608	$270,192
CSX Corp.(a)	4,190	227,349
Kirby Corp.*	1,371	90,417
Norfolk Southern Corp.(a)	812	107,379
Old Dominion Freight Line, Inc.	532	58,579
Union Pacific Corp.(a)	1,163	134,873

		1,100,471

TOTAL COMMON STOCKS - 95.9% (Cost $16,930,937)		17,571,655

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%		756,599

NET ASSETS - 100.0%		$18,328,254

(a)	Security position is either entirely or partially designated as collateral for total return swap.
*	Non-income producing.

PLC Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

Over-the-counter total return basket swap outstanding as of September 30, 2017.

The Fund maintains a basket of short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swap or upon termination. The basket matures on August 6, 2019, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week.

The following table represents the individual short positions and related values within the total return basket swap at September 30, 2017:

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Automobiles & Components
Adient PLC (Ireland)	Morgan Stanley	08/06/19	(353)	$(28,267)	$(1,362)	$(1,362)
BorgWarner, Inc.	Morgan Stanley	08/06/19	(2,165)	(102,665)	(8,364)	(8,364)
Delphi Automotive PLC (Jersey)	Morgan Stanley	08/06/19	(1,718)	(167,081)	(3,588)	(3,588)
Drew Industries, Inc.	Morgan Stanley	08/06/19	(61)	(7,046)	(16)	(16)
Ford Motor Co.	Morgan Stanley	08/06/19	(25,205)	(285,885)	(15,729)	(15,729)
Goodyear Tire & Rubber Co. (The)	Morgan Stanley	08/06/19	(11,546)	(355,120)	(28,547)	(28,547)
Magna International, Inc. (Canada)	Morgan Stanley	08/06/19	(1,078)	(57,266)	(240)	(240)
Visteon Corp.	Morgan Stanley	08/06/19	(35)	(4,327)	(12)	(12)

			(42,161)	(1,007,657)	(57,858)	(57,858)

Capital Goods
AGCO Corp.	Morgan Stanley	08/06/19	(2,681)	(186,505)	(11,298)	(11,298)
AO Smith Corp.	Morgan Stanley	08/06/19	(3,010)	(169,510)	(9,261)	(9,261)
Barnes Group, Inc.	Morgan Stanley	08/06/19	(124)	(8,585)	(144)	(144)
Beacon Roofing Supply, Inc.	Morgan Stanley	08/06/19	(2,655)	(129,189)	(6,794)	(6,794)
Colfax Corp.	Morgan Stanley	08/06/19	(1,960)	(80,556)	(1,004)	(1,004)
Curtiss-Wright Corp.	Morgan Stanley	08/06/19	(149)	(15,572)	6	6
Donaldson Co., Inc.	Morgan Stanley	08/06/19	(316)	(14,430)	(77)	(77)
Eaton Corp. PLC (Ireland)	Morgan Stanley	08/06/19	(3,126)	(233,942)	(5,955)	(5,955)
Emerson Electric Co.	Morgan Stanley	08/06/19	(2,579)	(161,726)	(383)	(383)
EnerSys	Morgan Stanley	08/06/19	(77)	(5,279)	(43)	(43)
Fortive Corp.	Morgan Stanley	08/06/19	(963)	(67,289)	(837)	(837)
Generac Holdings, Inc.	Morgan Stanley	08/06/19	(767)	(34,953)	(252)	(252)
General Dynamics Corp.	Morgan Stanley	08/06/19	(398)	(81,564)	(236)	(236)
HD Supply Holdings, Inc.	Morgan Stanley	08/06/19	(5,716)	(196,225)	(9,820)	(9,820)
HEICO Corp.	Morgan Stanley	08/06/19	(1,086)	(88,622)	(8,853)	(8,853)
Hexcel Corp.	Morgan Stanley	08/06/19	(3,073)	(157,359)	(18,988)	(18,988)
Huntington Ingalls Industries, Inc.	Morgan Stanley	08/06/19	(497)	(106,354)	(6,332)	(6,332)
IDEX Corp.	Morgan Stanley	08/06/19	(298)	(36,469)	295	295
ITT, Inc.	Morgan Stanley	08/06/19	(2,301)	(93,095)	(8,962)	(8,962)
John Bean Technologies Corp.	Morgan Stanley	08/06/19	(765)	(70,309)	(7,063)	(7,063)
Johnson Controls International PLC (Ireland)	Morgan Stanley	08/06/19	(1,674)	(66,813)	(795)	(795)
L3 Technologies, Inc.	Morgan Stanley	08/06/19	(472)	(88,435)	(1,942)	(1,942)
Lincoln Electric Holdings, Inc.	Morgan Stanley	08/06/19	(103)	(9,540)	67	67
Middleby Corp. (The)	Morgan Stanley	08/06/19	(2,428)	(290,659)	(20,344)	(20,344)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Capital Goods — (continued)
Moog, Inc., Class A	Morgan Stanley	08/06/19	(41)	$(3,399)	$(20)	$(20)
Northrop Grumman Corp.	Morgan Stanley	08/06/19	(105)	(29,601)	(621)	(621)
Orbital ATK, Inc.	Morgan Stanley	08/06/19	(14)	(1,832)	(31)	(31)
Owens Corning	Morgan Stanley	08/06/19	(4,381)	(312,526)	(26,135)	(26,135)
Parker-Hannifin Corp.	Morgan Stanley	08/06/19	(238)	(41,933)	306	306
Raytheon Co.	Morgan Stanley	08/06/19	(1,803)	(320,312)	(17,165)	(17,165)
RBC Bearings, Inc.	Morgan Stanley	08/06/19	(110)	(13,441)	(316)	(316)
Regal Beloit Corp.	Morgan Stanley	08/06/19	(410)	(32,532)	63	63
Rockwell Automation, Inc.	Morgan Stanley	08/06/19	(101)	(17,911)	(76)	(76)
Rockwell Collins, Inc.	Morgan Stanley	08/06/19	(587)	(71,965)	(4,833)	(4,833)
Stanley Black & Decker, Inc.	Morgan Stanley	08/06/19	(511)	(73,840)	(3,791)	(3,791)
Timken Co. (The)	Morgan Stanley	08/06/19	(3,883)	(172,365)	(16,755)	(16,755)
United Rentals, Inc.	Morgan Stanley	08/06/19	(1,475)	(175,471)	(29,054)	(29,054)
USG Corp.	Morgan Stanley	08/06/19	(755)	(24,268)	(367)	(367)
WABCO Holdings, Inc.	Morgan Stanley	08/06/19	(226)	(33,952)	527	527
Wabtec Corp.	Morgan Stanley	08/06/19	(3,891)	(289,056)	(5,853)	(5,853)
Watsco, Inc.	Morgan Stanley	08/06/19	(1,037)	(158,643)	(8,281)	(8,281)
Welbilt, Inc.	Morgan Stanley	08/06/19	(347)	(7,931)	(62)	(62)
WESCO International, Inc.	Morgan Stanley	08/06/19	(106)	(6,108)	(62)	(62)
Xylem, Inc.	Morgan Stanley	08/06/19	(4,075)	(238,566)	(17,179)	(17,179)

			(61,314)	(4,418,632)	(248,720)	(248,720)

Commercial & Professional Services
Brink’s Co. (The)	Morgan Stanley	08/06/19	(1,454)	(113,360)	(9,064)	(9,064)
Cintas Corp.	Morgan Stanley	08/06/19	(1,141)	(153,705)	(14,105)	(14,105)
Dun & Bradstreet Corp. (The)	Morgan Stanley	08/06/19	(368)	(41,798)	(1,199)	(1,199)
Healthcare Services Group, Inc.	Morgan Stanley	08/06/19	(1,614)	(83,838)	(3,507)	(3,507)
ManpowerGroup, Inc.	Morgan Stanley	08/06/19	(625)	(69,464)	(4,128)	(4,128)
Ritchie Bros Auctioneers, Inc. (Canada)	Morgan Stanley	08/06/19	(2,239)	(65,547)	(5,347)	(5,347)
Robert Half International, Inc.	Morgan Stanley	08/06/19	(25)	(1,223)	(43)	(43)
UniFirst Corp.	Morgan Stanley	08/06/19	(277)	(39,403)	(2,547)	(2,547)

			(7,743)	(568,338)	(39,940)	(39,940)

Consumer Durables & Apparel
iRobot Corp.	Morgan Stanley	08/06/19	(1,048)	(109,186)	28,500	28,500
Leggett & Platt, Inc.	Morgan Stanley	08/06/19	(4,660)	(222,897)	(886)	(886)
Mattel, Inc.	Morgan Stanley	08/06/19	(27,582)	(491,787)	62,018	62,018
Michael Kors Holdings Ltd. (British Virgin Islands)	Morgan Stanley	08/06/19	(932)	(43,965)	(602)	(602)
Mohawk Industries, Inc.	Morgan Stanley	08/06/19	(1,624)	(404,758)	3,072	3,072
Polaris Industries, Inc.	Morgan Stanley	08/06/19	(363)	(38,325)	366	366
PVH Corp.	Morgan Stanley	08/06/19	(304)	(38,524)	216	216
Skechers U.S.A., Inc., Class A	Morgan Stanley	08/06/19	(3,021)	(84,860)	9,120	9,120
Tempur Sealy International, Inc.	Morgan Stanley	08/06/19	(4,825)	(291,377)	(19,737)	(19,737)
Under Armour, Inc., Class C	Morgan Stanley	08/06/19	(11,362)	(189,251)	18,759	18,759
VF Corp.	Morgan Stanley	08/06/19	(26)	(1,658)	6	6

			(55,747)	(1,916,588)	100,832	100,832

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Consumer Services
Bright Horizons Family Solutions, Inc.	Morgan Stanley	08/06/19	(1,295)	$(102,318)	$(9,256)	$(9,256)
Carnival Corp. (Panama)	Morgan Stanley	08/06/19	(1,076)	(69,156)	(275)	(275)
Hyatt Hotels Corp., Class A	Morgan Stanley	08/06/19	(88)	(5,405)	(29)	(29)
Norwegian Cruise Line Holdings Ltd.	Morgan Stanley	08/06/19	(7,237)	(400,992)	10,100	10,100
Papa John’s International, Inc.	Morgan Stanley	08/06/19	(315)	(24,998)	1,967	1,967
Red Rock Resorts, Inc., Class A	Morgan Stanley	08/06/19	(2,038)	(48,708)	1,337	1,337
Six Flags Entertainment Corp.	Morgan Stanley	08/06/19	(413)	(24,631)	(521)	(521)
Wendy’s Co. (The)	Morgan Stanley	08/06/19	(12,370)	(187,676)	(4,935)	(4,935)

			(24,832)	(863,884)	(1,612)	(1,612)

Food & Staples Retailing
Casey’s General Stores, Inc.	Morgan Stanley	08/06/19	(2,417)	(258,015)	(6,354)	(6,354)
Performance Food Group Co.	Morgan Stanley	08/06/19	(63)	(1,814)	71	71
Rite Aid Corp.	Morgan Stanley	08/06/19	(15,851)	(35,506)	4,462	4,462

			(18,331)	(295,335)	(1,821)	(1,821)

Food, Beverage & Tobacco
Archer-Daniels-Midland Co.	Morgan Stanley	08/06/19	(3,173)	(135,318)	(379)	(379)
B&G Foods, Inc.	Morgan Stanley	08/06/19	(1,243)	(45,059)	4,921	4,921
Blue Buffalo Pet Products, Inc.	Morgan Stanley	08/06/19	(5,797)	(150,106)	(14,139)	(14,139)
Bunge Ltd. (Bermuda)	Morgan Stanley	08/06/19	(131)	(10,262)	1,162	1,162
Darling Ingredients, Inc.	Morgan Stanley	08/06/19	(5,400)	(92,465)	(2,081)	(2,081)
Flowers Foods, Inc.	Morgan Stanley	08/06/19	(79)	(1,466)	(49)	(49)
Lamb Weston Holdings, Inc.	Morgan Stanley	08/06/19	(188)	(8,584)	(276)	(276)
Lancaster Colony Corp.	Morgan Stanley	08/06/19	(11)	(1,324)	4	4
McCormick & Co., Inc., non-voting shares	Morgan Stanley	08/06/19	(444)	(45,310)	(232)	(232)
Tyson Foods, Inc., Class A	Morgan Stanley	08/06/19	(6,047)	(394,520)	(32,374)	(32,374)

			(22,513)	(884,414)	(43,443)	(43,443)

Health Care Equipment & Services
Acadia Healthcare Co., Inc.	Morgan Stanley	08/06/19	(1,713)	(84,924)	3,167	3,167
Alere, Inc.	Morgan Stanley	08/06/19	(5,817)	(287,353)	(9,064)	(9,064)
Align Technology, Inc.	Morgan Stanley	08/06/19	(1,283)	(217,990)	(21,181)	(21,181)
athenahealth, Inc.	Morgan Stanley	08/06/19	(735)	(93,536)	2,193	2,193
Baxter International, Inc.	Morgan Stanley	08/06/19	(3,759)	(228,877)	(7,373)	(7,373)
Boston Scientific Corp.	Morgan Stanley	08/06/19	(5,790)	(156,141)	(12,649)	(12,649)
Cantel Medical Corp.	Morgan Stanley	08/06/19	(210)	(18,276)	(1,488)	(1,488)
Cerner Corp.	Morgan Stanley	08/06/19	(2,275)	(158,989)	(3,158)	(3,158)
Cooper Cos., Inc. (The)	Morgan Stanley	08/06/19	(565)	(137,279)	3,448	3,448
Danaher Corp.	Morgan Stanley	08/06/19	(4,210)	(345,654)	(17,385)	(17,385)
DaVita, Inc.	Morgan Stanley	08/06/19	(5,389)	(309,280)	(10,567)	(10,567)
DENTSPLY SIRONA, Inc.	Morgan Stanley	08/06/19	(6,829)	(377,769)	(31,019)	(31,019)
Envision Healthcare Corp.	Morgan Stanley	08/06/19	(827)	(36,141)	(1,009)	(1,009)
Henry Schein, Inc.	Morgan Stanley	08/06/19	(2,317)	(198,738)	8,900	8,900
ICU Medical, Inc.	Morgan Stanley	08/06/19	(716)	(123,080)	(9,907)	(9,907)
Intuitive Surgical, Inc.	Morgan Stanley	08/06/19	(392)	(368,684)	(41,055)	(41,055)
Medidata Solutions, Inc.	Morgan Stanley	08/06/19	(20)	(1,574)	14	14

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Health Care Equipment & Services — (continued)
Neogen Corp.	Morgan Stanley	08/06/19	(95)	$(7,207)	$(147)	$(147)
NuVasive, Inc.	Morgan Stanley	08/06/19	(3,255)	(211,344)	30,963	30,963
Patterson Cos., Inc.	Morgan Stanley	08/06/19	(840)	(32,973)	529	529
ResMed, Inc.	Morgan Stanley	08/06/19	(2,659)	(204,855)	(615)	(615)
STERIS PLC (United Kingdom)	Morgan Stanley	08/06/19	(683)	(58,779)	(1,715)	(1,715)
Teleflex, Inc.	Morgan Stanley	08/06/19	(500)	(110,759)	(10,210)	(10,210)
West Pharmaceutical Services, Inc.	Morgan Stanley	08/06/19	(1,422)	(131,567)	(5,227)	(5,227)

			(52,301)	(3,901,769)	(134,555)	(134,555)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	08/06/19	(24,510)	(461,809)	54,811	54,811
Estee Lauder Cos., Inc. (The), Class A	Morgan Stanley	08/06/19	(176)	(19,088)	(91)	(91)
Spectrum Brands Holdings, Inc.	Morgan Stanley	08/06/19	(1,398)	(155,928)	7,503	7,503

			(26,084)	(636,825)	62,223	62,223

Media
Cable One, Inc.	Morgan Stanley	08/06/19	(171)	(127,214)	3,764	3,764
John Wiley & Sons, Inc., Class A	Morgan Stanley	08/06/19	(192)	(10,269)	4	4
Live Nation Entertainment, Inc.	Morgan Stanley	08/06/19	(565)	(23,800)	(790)	(790)
Nexstar Media Group, Inc., Class A	Morgan Stanley	08/06/19	(3,383)	(221,248)	9,620	9,620

			(4,311)	(382,531)	12,598	12,598

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	08/06/19	(960)	(61,093)	(862)	(862)
Allergan PLC (Ireland)	Morgan Stanley	08/06/19	(836)	(209,833)	38,386	38,386
Biogen, Inc.	Morgan Stanley	08/06/19	(43)	(13,749)	725	725
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	08/06/19	(848)	(196,055)	7,743	7,743
Bristol-Myers Squibb Co.	Morgan Stanley	08/06/19	(3,715)	(232,672)	(4,251)	(4,251)
Bruker Corp.	Morgan Stanley	08/06/19	(2,838)	(79,154)	(5,337)	(5,337)
Illumina, Inc.	Morgan Stanley	08/06/19	(2,038)	(390,866)	(14,843)	(14,843)
Ligand Pharmaceuticals, Inc.	Morgan Stanley	08/06/19	(360)	(47,938)	(1,044)	(1,044)
Mallinckrodt PLC (Ireland)	Morgan Stanley	08/06/19	(9,467)	(388,672)	35,150	35,150
Mettler-Toledo International, Inc.	Morgan Stanley	08/06/19	(58)	(36,392)	99	99
OPKO Health, Inc.	Morgan Stanley	08/06/19	(10,831)	(69,860)	(4,394)	(4,394)
Perrigo Co. PLC (Ireland)	Morgan Stanley	08/06/19	(153)	(13,615)	803	803
Pfizer, Inc.	Morgan Stanley	08/06/19	(5,528)	(194,477)	(2,743)	(2,743)
PRA Health Sciences, Inc.	Morgan Stanley	08/06/19	(2,519)	(190,807)	(938)	(938)
QIAGEN NV (Netherlands)	Morgan Stanley	08/06/19	(4,149)	(131,982)	1,376	1,376
Quintiles IMS Holdings, Inc.	Morgan Stanley	08/06/19	(543)	(50,220)	(2,386)	(2,386)
Thermo Fisher Scientific, Inc.	Morgan Stanley	08/06/19	(1,114)	(198,185)	(14,385)	(14,385)
VWR Corp.	Morgan Stanley	08/06/19	(3,749)	(123,664)	(382)	(382)
Zoetis, Inc.	Morgan Stanley	08/06/19	(404)	(26,387)	1,439	1,439

			(50,153)	(2,655,621)	34,156	34,156

Retailing
Amazon.com, Inc.	Morgan Stanley	08/06/19	(421)	(412,804)	8,352	8,352
Camping World Holdings, Inc.	Morgan Stanley	08/06/19	(174)	(6,424)	(677)	(677)
Five Below, Inc.	Morgan Stanley	08/06/19	(2,433)	(125,353)	(8,086)	(8,086)

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Continued)

September 30, 2017

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Retailing — (continued)
Floor & Decor Holdings, Inc.	Morgan Stanley	08/06/19	(1,054)	$(39,297)	$(1,709)	$(1,709)
Genuine Parts Co.	Morgan Stanley	08/06/19	(53)	(4,965)	(150)	(150)
L Brands, Inc.	Morgan Stanley	08/06/19	(788)	(33,191)	424	424
Lithia Motors, Inc., Class A	Morgan Stanley	08/06/19	(336)	(38,443)	(1,955)	(1,955)
Ollie’s Bargain Outlet Holdings, Inc.	Morgan Stanley	08/06/19	(521)	(23,714)	(444)	(444)
Pool Corp.	Morgan Stanley	08/06/19	(762)	(82,298)	(196)	(196)
TripAdvisor, Inc.	Morgan Stanley	08/06/19	(8,087)	(339,291)	11,097	11,097
Williams-Sonoma, Inc.	Morgan Stanley	08/06/19	(2,550)	(125,914)	(1,145)	(1,145)

			(17,179)	(1,231,694)	5,511	5,511

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	08/06/19	(16,367)	(218,372)	9,838	9,838
First Solar, Inc.	Morgan Stanley	08/06/19	(6,887)	(329,769)	14,013	14,013
Integrated Device Technology, Inc.	Morgan Stanley	08/06/19	(9,240)	(241,534)	(3,904)	(3,904)
Monolithic Power Systems, Inc.	Morgan Stanley	08/06/19	(1,148)	(116,955)	(5,508)	(5,508)
Qorvo, Inc.	Morgan Stanley	08/06/19	(2,883)	(205,161)	1,445	1,445
Xilinx, Inc.	Morgan Stanley	08/06/19	(1,563)	(108,487)	(2,148)	(2,148)

			(38,088)	(1,220,278)	13,736	13,736

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	08/06/19	(1,705)	(81,297)	(1,720)	(1,720)
Alliance Data Systems Corp.	Morgan Stanley	08/06/19	(1,304)	(303,647)	14,534	14,534
Autodesk, Inc.	Morgan Stanley	08/06/19	(2,123)	(235,207)	(2,964)	(2,964)
Cadence Design Systems, Inc.	Morgan Stanley	08/06/19	(13)	(509)	(5)	(5)
Cimpress NV	Morgan Stanley	08/06/19	(994)	(87,711)	(9,304)	(9,304)
CommVault Systems, Inc.	Morgan Stanley	08/06/19	(1,802)	(107,309)	(2,181)	(2,181)
CoStar Group, Inc.	Morgan Stanley	08/06/19	(510)	(141,178)	4,464	4,464
DXC Technology Co.	Morgan Stanley	08/06/19	(919)	(77,617)	(1,475)	(1,475)
eBay, Inc.	Morgan Stanley	08/06/19	(1,584)	(60,681)	(175)	(175)
Ellie Mae, Inc.	Morgan Stanley	08/06/19	(1,842)	(155,808)	4,629	4,629
Fair Isaac Corp.	Morgan Stanley	08/06/19	(639)	(91,047)	1,317	1,317
Fidelity National Information Services, Inc.	Morgan Stanley	08/06/19	(3,110)	(281,813)	(9,290)	(9,290)
Gartner, Inc.	Morgan Stanley	08/06/19	(2,450)	(312,062)	7,466	7,466
GoDaddy, Inc., Class A	Morgan Stanley	08/06/19	(3,742)	(160,140)	(2,567)	(2,567)
GrubHub, Inc.	Morgan Stanley	08/06/19	(2,784)	(149,328)	1,266	1,266
IAC/InterActiveCorp.	Morgan Stanley	08/06/19	(490)	(56,754)	(822)	(822)
LogMeIn, Inc.	Morgan Stanley	08/06/19	(761)	(88,105)	4,241	4,241
Paycom Software, Inc.	Morgan Stanley	08/06/19	(2,008)	(143,045)	(7,379)	(7,379)
PayPal Holdings, Inc.	Morgan Stanley	08/06/19	(913)	(58,735)	315	315
PTC, Inc.	Morgan Stanley	08/06/19	(862)	(48,287)	(194)	(194)
salesforce.com, Inc.	Morgan Stanley	08/06/19	(405)	(38,278)	495	495
Science Applications International Corp.	Morgan Stanley	08/06/19	(616)	(39,964)	(1,189)	(1,189)
Symantec Corp.	Morgan Stanley	08/06/19	(8,378)	(266,833)	(8,210)	(8,210)
Teradata Corp.	Morgan Stanley	08/06/19	(8,199)	(257,780)	(19,092)	(19,092)
Ultimate Software Group, Inc. (The)	Morgan Stanley	08/06/19	(1,278)	(276,025)	33,900	33,900

The accompanying notes are an integral part of the financial statements.

GOTHAM SHORT STRATEGIES FUND

Portfolio of Investments (Concluded)

September 30, 2017

Reference Company	Counterparty	Expiration Date	Number of Contracts (Short)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Software & Services — (continued)
Vantiv, Inc., Class A	Morgan Stanley	08/06/19	(4,687)	$(330,628)	$556	$556
VMware, Inc., Class A	Morgan Stanley	08/06/19	(144)	(13,350)	(3,939)	(3,939)

			(54,262)	(3,863,138)	2,677	2,677

Technology Hardware & Equipment
Arrow Electronics, Inc.	Morgan Stanley	08/06/19	(2,181)	(168,538)	(6,723)	(6,723)
Belden, Inc.	Morgan Stanley	08/06/19	(1,307)	(95,982)	(9,264)	(9,264)
Cognex Corp.	Morgan Stanley	08/06/19	(1,143)	(121,783)	(4,223)	(4,223)
CommScope Holding Co., Inc.	Morgan Stanley	08/06/19	(1,708)	(56,036)	(785)	(785)
Corning, Inc.	Morgan Stanley	08/06/19	(435)	(13,080)	89	89
Keysight Technologies, Inc.	Morgan Stanley	08/06/19	(5,129)	(213,314)	(218)	(218)
Lumentum Holdings, Inc.	Morgan Stanley	08/06/19	(5,659)	(307,449)	87	87
NetScout Systems, Inc.	Morgan Stanley	08/06/19	(3,649)	(121,009)	3,045	3,045
Palo Alto Networks, Inc.	Morgan Stanley	08/06/19	(1,574)	(219,827)	(6,839)	(6,839)
SYNNEX Corp.	Morgan Stanley	08/06/19	(579)	(68,855)	(5,656)	(5,656)
Tech Data Corp.	Morgan Stanley	08/06/19	(99)	(10,138)	1,349	1,349
Ubiquiti Networks, Inc.	Morgan Stanley	08/06/19	(1,119)	(60,986)	(1,829)	(1,829)
ViaSat, Inc.	Morgan Stanley	08/06/19	(2,233)	(139,872)	(3,662)	(3,662)

			(26,815)	(1,596,869)	(34,629)	(34,629)

Telecommunication Services
Zayo Group Holdings, Inc.	Morgan Stanley	08/06/19	(5,677)	(193,198)	(2,075)	(2,075)

Transportation
CH Robinson Worldwide, Inc.	Morgan Stanley	08/06/19	(1,785)	(127,713)	(8,327)	(8,327)
Genesee & Wyoming, Inc., Class A	Morgan Stanley	08/06/19	(2,297)	(149,673)	(20,228)	(20,228)
JB Hunt Transport Services, Inc.	Morgan Stanley	08/06/19	(279)	(30,330)	(641)	(641)
Knight-Swift Transportation Holdings, Inc.	Morgan Stanley	08/06/19	(279)	(11,420)	(149)	(149)
Landstar System, Inc.	Morgan Stanley	08/06/19	(2)	(195)	(24)	(24)
Ryder System, Inc.	Morgan Stanley	08/06/19	(1,127)	(85,564)	(9,840)	(9,840)
Schneider National, Inc.	Morgan Stanley	08/06/19	(1,265)	(30,335)	(1,673)	(1,673)
XPO Logistics, Inc.	Morgan Stanley	08/06/19	(6,490)	(380,925)	(58,713)	(58,713)

			(13,524)	(816,155)	(99,595)	(99,595)

				$(26,452,926)	$(432,515)	$(432,515)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 186.5%
COMMON STOCKS — 186.5%
Automobiles & Components — 2.6%
BorgWarner, Inc.†	1,135	$58,146
Delphi Automotive PLC (Jersey)†	8,113	798,319
General Motors Co.†	95,354	3,850,395
Harley-Davidson, Inc.(a)	11,163	538,168

		5,245,028

Banks — 3.7%
Bank of America Corp.†	55,534	1,407,232
BB&T Corp.	262	12,298
Citigroup, Inc.†	19,415	1,412,247
Citizens Financial Group, Inc.†	4,139	156,744
Comerica, Inc.	97	7,397
Huntington Bancshares, Inc.†	26,147	365,012
JPMorgan Chase & Co.†	25,779	2,462,152
KeyCorp.†	25,439	478,762
M&T Bank Corp.	334	53,787
PNC Financial Services Group, Inc. (The)†	3,992	538,002
SunTrust Banks, Inc.†	1,543	92,225
US Bancorp†	418	22,401
Wells Fargo & Co.†	4,078	224,902
Zions Bancorporation†	1,646	77,658

		7,310,819

Capital Goods — 13.6%
3M Co.†	1,137	238,656
Allegion PLC (Ireland)(a)	2,164	187,121
AMETEK, Inc.†	8,568	565,831
Arconic, Inc.†	14,487	360,437
Boeing Co. (The)†	19,981	5,079,370
Caterpillar, Inc.†(a)	37,604	4,689,595
Cummins, Inc.†	9,892	1,662,153
Deere & Co.†	532	66,814
Emerson Electric Co.†	1,230	77,293
Fastenal Co.(a)	14,418	657,172
Fortive Corp.	439	31,077
Honeywell International, Inc.†	21,990	3,116,863
Illinois Tool Works, Inc.†	2,861	423,314
Ingersoll-Rand PLC (Ireland)†	3,189	284,363
Jacobs Engineering Group, Inc.†	7,869	458,527
Lockheed Martin Corp.†	12,369	3,837,977
Masco Corp.†(b)	11,818	461,020
Northrop Grumman Corp.†(b)	1,463	420,934
PACCAR, Inc.	2,645	191,339

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Parker-Hannifin Corp.	28	$4,901
Pentair PLC (Ireland)(b)	11,875	807,025
Rockwell Automation, Inc.†(b)	8,166	1,455,263
Roper Technologies, Inc.(b)	817	198,858
Snap-on, Inc.(a)	3,768	561,470
TransDigm Group, Inc.(a)	2,895	740,107
WW Grainger, Inc.(a)	3,775	678,556

		27,256,036

Commercial & Professional Services — 1.5%
Equifax, Inc.	1,609	170,538
Republic Services, Inc.	6,120	404,287
Robert Half International, Inc.†	8,257	415,657
Stericycle, Inc.(a) *	5,188	371,565
Waste Management, Inc.†	20,650	1,616,276

		2,978,323

Consumer Durables & Apparel — 2.5%
Coach, Inc.†	18,446	743,005
DR Horton, Inc.†	15,420	615,721
Garmin Ltd. (Switzerland)(a)	3,547	191,432
Hanesbrands, Inc.(a)	57	1,404
Hasbro, Inc.(a)	5,958	581,918
Lennar Corp., Class A(b)	2,028	107,078
Michael Kors Holdings Ltd. (British Virgin Islands)†*	10,175	486,874
PulteGroup, Inc.(a)	14,575	398,335
PVH Corp.†	3,519	443,605
Ralph Lauren Corp.	5,320	469,703
Whirlpool Corp.†(a)	4,776	880,885

		4,919,960

Consumer Services — 3.8%
Darden Restaurants, Inc.†	110	8,666
H&R Block, Inc.(a)(b)	1,808	47,876
Hilton Worldwide Holdings, Inc.†	21,282	1,478,035
Marriott International, Inc., Class A(b)	23,533	2,594,749
McDonald’s Corp.†	5,274	826,330
Royal Caribbean Cruises Ltd. (Liberia)†	13,131	1,556,549
Wyndham Worldwide Corp.†(a)	6,416	676,311
Wynn Resorts Ltd.(a)	818	121,817
Yum! Brands, Inc.†	3,141	231,209

		7,541,542

Diversified Financials — 8.9%
Ameriprise Financial, Inc.†	3	446

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)†	71	$3,764
Berkshire Hathaway, Inc., Class B†*	20,156	3,694,998
BlackRock, Inc.†(b)	8,193	3,663,008
Capital One Financial Corp.†	584	49,442
CBOE Holdings, Inc.(a)	2,941	316,540
Charles Schwab Corp. (The)†	9,507	415,836
Discover Financial Services†(b)	634	40,880
E*TRADE Financial Corp.†*	2,981	130,001
Franklin Resources, Inc.(a)	36,511	1,625,105
Goldman Sachs Group, Inc. (The)†	2,447	580,404
Invesco Ltd. (Bermuda)(a)	26,625	932,940
Leucadia National Corp.†	858	21,664
Moody’s Corp.†(b)	12,500	1,740,125
Morgan Stanley†	14,975	721,346
Nasdaq, Inc.†(b)	10,888	844,582
Northern Trust Corp.†	59	5,424
Raymond James Financial, Inc.†	3,396	286,385
S&P Global, Inc.†	6,569	1,026,800
State Street Corp.†	2,922	279,168
Synchrony Financial†	437	13,569
T Rowe Price Group, Inc.(a)	15,721	1,425,109

		17,817,536

Energy — 10.6%
Anadarko Petroleum Corp.†	36,153	1,766,074
Cabot Oil & Gas Corp.	3,805	101,784
Chesapeake Energy Corp.(a)*	59,262	254,827
Chevron Corp.†	35,574	4,179,945
ConocoPhillips†(b)	79,633	3,985,632
Devon Energy Corp.†	23,600	866,356
Marathon Oil Corp.†	54,349	736,972
Marathon Petroleum Corp.†	32,073	1,798,654
Noble Energy, Inc.	18,583	527,014
Occidental Petroleum Corp.†(b)	48,920	3,141,153
ONEOK, Inc.†(a)	24,866	1,377,825
Range Resources Corp.(a)	16,235	317,719
Valero Energy Corp.†(b)	28,923	2,225,046

		21,279,001

Food & Staples Retailing — 9.7%
Costco Wholesale Corp.†	1,598	262,535
CVS Health Corp.†	66,418	5,401,112
Kroger Co. (The)†(a)	58,435	1,172,206
Sysco Corp.(a)	34,684	1,871,202
Walgreens Boots Alliance, Inc.†	57,250	4,420,845

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Wal-Mart Stores, Inc.†(a)	80,029	$6,253,466

		19,381,366

Food, Beverage & Tobacco — 8.0%
Altria Group, Inc.†(b)	90,161	5,718,011
Campbell Soup Co.(a)	19,827	928,300
Coca-Cola Co. (The)†	28,430	1,279,634
Conagra Brands, Inc.†	27,132	915,434
Dr Pepper Snapple Group, Inc.†	11,923	1,054,828
General Mills, Inc.(a)	13,266	686,648
Hormel Foods Corp.(a)	125	4,018
JM Smucker Co. (The)†	7,432	779,840
Kellogg Co.(a)	19,798	1,234,801
Kraft Heinz Co. (The)†	8,502	659,330
Molson Coors Brewing Co., Class B†(b)	14,088	1,150,144
PepsiCo, Inc.†(b)	11,042	1,230,410
Philip Morris International, Inc.†	2,680	297,507

		15,938,905

Health Care Equipment & Services — 14.1%
Aetna, Inc.†	21,731	3,455,446
AmerisourceBergen Corp.†(a)	14,721	1,218,163
Anthem, Inc.†	17,216	3,268,974
Baxter International, Inc.†	3,170	198,918
Centene Corp.†(b)*	11,285	1,092,049
Cigna Corp.†(b)	16,536	3,091,240
Express Scripts Holding Co.†*	37,792	2,392,989
HCA Healthcare, Inc.†*	23,746	1,889,944
Humana, Inc.†	9,456	2,303,765
Laboratory Corp. of America Holdings†*	4,025	607,654
McKesson Corp.†	13,741	2,110,755
Medtronic PLC (Ireland)(b)	13,286	1,033,252
Patterson Cos., Inc.(a)	17	657
Quest Diagnostics, Inc.†	4,494	420,818
UnitedHealth Group, Inc.†	19,815	3,880,768
Universal Health Services, Inc., Class B†	6,259	694,373
Varian Medical Systems, Inc.(a) *	6,020	602,361

		28,262,126

Household & Personal Products — 2.1%
Church & Dwight Co., Inc.†	4,022	194,866
Clorox Co. (The)(a)	8,442	1,113,584
Colgate-Palmolive Co.†	5,692	414,662

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A(b)	4,910	$529,494
Kimberly-Clark Corp.†	16,338	1,922,656

		4,175,262

Insurance — 2.1%
Allstate Corp. (The)†	140	12,867
Aon PLC (United Kingdom)(b)	13,803	2,016,618
Arthur J Gallagher & Co.	1,493	91,894
Brighthouse Financial, Inc.*	123	7,478
Chubb Ltd. (Switzerland)†	1,371	195,436
Cincinnati Financial Corp.	2	153
Lincoln National Corp.	148	10,875
MetLife, Inc.	8,933	464,069
Principal Financial Group, Inc.†	2	129
Progressive Corp. (The)†	22,760	1,102,039
Prudential Financial, Inc.†	436	46,356
Travelers Cos., Inc. (The)†	17	2,083
Unum Group	15	767
Willis Towers Watson PLC (Ireland)†	1,125	173,509

		4,124,273

Materials — 5.4%
Air Products & Chemicals, Inc.†	14,271	2,158,061
Ball Corp.(a)	23,007	950,189
FMC Corp.	8,776	783,785
Freeport-McMoRan, Inc.†(b) *	94,686	1,329,391
LyondellBasell Industries NV, Class A (Netherlands)†	26,008	2,576,092
Newmont Mining Corp.(a)	34,893	1,308,836
Packaging Corp. of America†	6,177	708,378
PPG Industries, Inc.†	195	21,189
Praxair, Inc.	2,380	332,581
Sherwin-Williams Co. (The)(b)	1,529	547,443
WestRock Co.†	2,036	115,502

		10,831,447

Media — 12.1%
CBS Corp., Class B, non-voting shares†	26,371	1,529,518
Charter Communications, Inc., Class A†*	2,181	792,619
Comcast Corp., Class A†	147,948	5,693,039
Discovery Communications, Inc., Class A(a)*	37,822	805,230
DISH Network Corp., Class A*	1,102	59,761

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A†(a)	38,080	$504,941
Omnicom Group, Inc.(a)	15,115	1,119,568
Scripps Networks Interactive, Inc., Class A†	5,016	430,824
Time Warner, Inc.†	50,844	5,208,968
Twenty-First Century Fox, Inc., Class A	121,127	3,195,330
Viacom, Inc., Class B(a)	26,331	733,055
Walt Disney Co. (The)†(b)	41,797	4,119,930

		24,192,783

Pharmaceuticals, Biotechnology & Life Sciences — 11.3%
AbbVie, Inc.†	56,718	5,039,962
Amgen, Inc.†	20,264	3,778,223
Biogen Inc.†*	6,501	2,035,593
Bristol-Myers Squibb Co.†	13,518	861,637
Celgene Corp.†(b)*	19,947	2,908,672
Gilead Sciences, Inc.†	74,080	6,001,962
Johnson & Johnson†	14,439	1,877,214
Merck & Co., Inc.†	1,957	125,307
Waters Corp.*	40	7,181

		22,635,751

Real Estate — 2.6%
Alexandria Real Estate Equities, Inc., REIT(b)	4,685	557,374
CBRE Group, Inc., Class A, REIT†*	213	8,069
Digital Realty Trust, Inc., REIT(a)	3,381	400,074
Duke Realty Corp., REIT	19,368	558,186
Essex Property Trust, Inc., REIT	435	110,503
Extra Space Storage, Inc., REIT(a)	3,095	247,352
Mid-America Apartment Communities, Inc., REIT†(b)	7,118	760,772
Prologis, Inc., REIT†(b)	15,586	989,088
Public Storage, REIT†	259	55,423
Realty Income Corp., REIT(a)	3,443	196,905
Regency Centers Corp., REIT†(b)	10,956	679,710
UDR, Inc., REIT†	1,799	68,416
Ventas, Inc., REIT	906	59,008
Weyerhaeuser Co., REIT†	12,779	434,869

		5,125,749

Retailing — 10.1%
Advance Auto Parts, Inc.	4,829	479,037
AutoZone, Inc.(a)*	1,818	1,081,910
Best Buy Co., Inc.(a)	2,819	160,570

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
CarMax, Inc.(a)*	11,686	$885,916
Dollar General Corp.†(a)	3,052	247,365
Dollar Tree, Inc.†*	1,945	168,865
Foot Locker, Inc.(a)	53	1,867
Gap, Inc. (The)(a)	2,435	71,906
Genuine Parts Co.(a)	9,608	919,005
Home Depot, Inc. (The)†	42,073	6,881,460
LKQ Corp.†*	20,195	726,818
Lowe’s Cos., Inc.†(b)	54,770	4,378,314
Macy’s, Inc.(a)	2,501	54,572
Nordstrom, Inc.(a)	9,048	426,613
O’Reilly Automotive, Inc.(a)(b)*	5,758	1,240,100
Ross Stores, Inc.†(a)	17,434	1,125,713
Signet Jewelers Ltd. (Bermuda)(a)	3,945	262,540
Target Corp.(a)	5,166	304,846
Tiffany & Co.	1,441	132,255
TJX Cos., Inc. (The)	1,014	74,762
Tractor Supply Co.(a)	8,325	526,889

		20,151,323

Semiconductors & Semiconductor Equipment — 9.3%
Applied Materials, Inc.†	69,787	3,635,205
Intel Corp.†	113,368	4,317,053
KLA-Tencor Corp.	10,263	1,087,878
Lam Research Corp.(a)	11,810	2,185,322
Microchip Technology, Inc.(a)	1,982	177,944
Micron Technology, Inc.*	51,693	2,033,086
QUALCOMM, Inc.†	2,507	129,963
Skyworks Solutions, Inc.(a)(b)	8,055	820,804
Texas Instruments, Inc.†	33,514	3,004,195
Xilinx, Inc.†(a)	15,775	1,117,343

		18,508,793

Software & Services — 18.9%
Accenture PLC, Class A (Ireland)†	12,380	1,672,167
Alphabet, Inc., Class A†*	6,460	6,290,231
Automatic Data Processing, Inc.†	14,694	1,606,348
CA, Inc.†	25,652	856,264
Citrix Systems, Inc.†*	9,866	757,906
Cognizant Technology Solutions Corp., Class A†(b)	5,103	370,172
CSRA, Inc.†	2,327	75,092
eBay, Inc.†*	8,823	339,333
Electronic Arts, Inc.†(b)*	20,285	2,394,847

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Facebook, Inc., Class A†*	13,122	$2,242,156
Fidelity National Information Services, Inc.†	5,517	515,233
International Business Machines Corp.†(a)	25,041	3,632,948
Intuit, Inc.†(b)	16,730	2,378,002
Mastercard, Inc., Class A†	8,669	1,224,063
Microsoft Corp.†(b)	35,126	2,616,536
Oracle Corp.†	108,712	5,256,225
Paychex, Inc.†	23,517	1,410,079
Total System Services, Inc.†	8,433	552,362
VeriSign, Inc.(a)*	222	23,619
Visa, Inc., Class A(a)	34,532	3,634,148

		37,847,731

Technology Hardware & Equipment — 12.8%
Apple, Inc.†	62,787	9,676,733
Cisco Systems, Inc.†	166,307	5,592,904
F5 Networks, Inc.†*	4,158	501,288
FLIR Systems, Inc.†	2,203	85,719
Harris Corp.†	7,872	1,036,585
Hewlett Packard Enterprise Co.†	106,269	1,563,217
HP, Inc.†	109,279	2,181,209
Juniper Networks, Inc.†	24,898	692,911
Motorola Solutions, Inc.†	1,695	143,855
NetApp, Inc.†(a)	17,618	770,964
Seagate Technology PLC (Ireland)(a)	19,107	633,779
TE Connectivity Ltd. (Switzerland)†	5,497	456,581
Western Digital Corp.†	19,238	1,662,163
Xerox Corp.(b)	17,073	568,360

		25,566,268

Telecommunication Services — 5.2%
AT&T, Inc.†(a)	112,396	4,402,551
CenturyLink, Inc.(a)	35,973	679,890
Verizon Communications, Inc.†(b)	106,886	5,289,788

		10,372,229

Transportation — 11.5%
Alaska Air Group, Inc.†	8,082	616,414
CH Robinson Worldwide, Inc.(a)	41	3,120
CSX Corp.†(b)	48,670	2,640,834
Delta Air Lines, Inc.†	47,245	2,278,154
Expeditors International of Washington, Inc.†(b)	11,754	703,594

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
FedEx Corp.†	12,306	$2,775,987
JB Hunt Transport Services, Inc.†	7,161	795,444
Norfolk Southern Corp.(a)	17,660	2,335,358
Southwest Airlines Co.†(b)	39,061	2,186,635
Union Pacific Corp.†	45,385	5,263,298
United Continental Holdings, Inc.†*	102	6,210
United Parcel Service, Inc., Class B†(b)	28,795	3,457,992

		23,063,040

Utilities — 4.1%
AES Corp.†(b)	5,710	62,924
CenterPoint Energy, Inc.†(b)	22,335	652,405
CMS Energy Corp.	18,426	853,492
DTE Energy Co.†(b)	11,738	1,260,192
Edison International†	14,297	1,103,299
FirstEnergy Corp.(b)	29,073	896,321
NextEra Energy, Inc.	816	119,585
NiSource, Inc.(b)	2,755	70,500
NRG Energy, Inc.†(b)	9,769	249,989
Public Service Enterprise Group, Inc.†(b)	33,045	1,528,331
WEC Energy Group, Inc.†	20,650	1,296,407

		8,093,445

TOTAL COMMON STOCKS (Cost $342,450,636)		372,618,736

TOTAL LONG POSITIONS - 186.5%		372,618,736

(Cost $342,450,636)

SHORT POSITIONS — (88.0)%
COMMON STOCKS — (88.0)%
Automobiles & Components — (1.3)%
Ford Motor Co.	(189,501)	(2,268,327)
Goodyear Tire & Rubber Co. (The)	(12,130)	(403,322)

		(2,671,649)

Banks — (1.0)%
Fifth Third Bancorp	(35,045)	(980,559)
People’s United Financial, Inc.	(7,119)	(129,139)
Regions Financial Corp.	(56,117)	(854,662)

		(1,964,360)

Capital Goods — (6.8)%
Acuity Brands, Inc.	(2,015)	(345,129)
AO Smith Corp.	(8,305)	(493,566)
Dover Corp.	(3,619)	(330,740)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)	(21,412)	$(1,644,228)
Flowserve Corp.	(1,005)	(42,803)
Fluor Corp.	(6,733)	(283,459)
Fortune Brands Home & Security, Inc.	(7,413)	(498,376)
General Dynamics Corp.	(6,323)	(1,299,882)
General Electric Co.	(90,522)	(2,188,822)
Johnson Controls International PLC (Ireland)	(44,884)	(1,808,376)
L3 Technologies, Inc.	(3,754)	(707,366)
Quanta Services, Inc.*	(7,339)	(274,258)
Raytheon Co.	(2,005)	(374,093)
Rockwell Collins, Inc.	(366)	(47,840)
Stanley Black & Decker, Inc.	(7,372)	(1,112,951)
Textron, Inc.	(420)	(22,630)
United Rentals, Inc.*	(3,946)	(547,468)
United Technologies Corp.	(12,898)	(1,497,200)
Xylem, Inc.	(592)	(37,077)

		(13,556,264)

Commercial & Professional Services — (1.2)%
Cintas Corp.	(4,553)	(656,907)
IHS Markit Ltd. (Bermuda)*	(19,139)	(843,647)
Nielsen Holdings PLC (United Kingdom)	(17,165)	(711,489)
Verisk Analytics, Inc.*	(3,410)	(283,678)

		(2,495,721)

Consumer Durables & Apparel — (2.4)%
Leggett & Platt, Inc.	(6,367)	(303,897)
Mattel, Inc.	(16,497)	(255,374)
Mohawk Industries, Inc.*	(3,578)	(885,591)
Newell Brands, Inc.	(23,270)	(992,931)
NIKE, Inc., Class B	(17,641)	(914,686)
Under Armour, Inc., Class C*	(21,201)	(318,439)
VF Corp.	(18,933)	(1,203,571)

		(4,874,489)

Consumer Services — (1.8)%
Carnival Corp. (Panama)	(34,852)	(2,250,394)
Chipotle Mexican Grill, Inc.*	(1,377)	(423,882)
MGM Resorts International	(27,679)	(902,059)

		(3,576,335)

Diversified Financials — (2.5)%
Affiliated Managers Group, Inc.	(115)	(21,831)
American Express Co.	(6,609)	(597,850)
CME Group, Inc.	(16,304)	(2,212,127)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Intercontinental Exchange, Inc.	(28,353)	$(1,947,851)
Navient Corp.	(12,844)	(192,917)

		(4,972,576)

Energy — (11.4)%
Andeavor	(4,045)	(417,242)
Apache Corp.	(18,338)	(839,880)
Cimarex Energy Co.	(4,309)	(489,804)
Concho Resources, Inc.*	(6,151)	(810,210)
EOG Resources, Inc.	(27,794)	(2,688,792)
EQT Corp.	(8,279)	(540,122)
Exxon Mobil Corp.	(27,420)	(2,247,892)
Halliburton Co.	(34,596)	(1,592,454)
Helmerich & Payne, Inc.	(5,156)	(268,679)
Hess Corp.	(14,996)	(703,162)
Kinder Morgan, Inc.	(104,156)	(1,997,712)
National Oilwell Varco, Inc.	(17,638)	(630,206)
Newfield Exploration Co.*	(9,436)	(279,966)
Phillips 66	(20,446)	(1,873,058)
Pioneer Natural Resources Co.	(8,188)	(1,208,058)
Schlumberger Ltd. (Curacao)	(63,530)	(4,431,853)
TechnipFMC PLC (United Kingdom)*	(22,480)	(627,642)
Williams Cos., Inc. (The)	(39,762)	(1,193,258)

		(22,839,990)

Food, Beverage & Tobacco — (3.5)%
Archer-Daniels-Midland Co.	(27,081)	(1,151,213)
Brown-Forman Corp., Class B	(1,645)	(89,324)
Constellation Brands, Inc., Class A	(496)	(98,927)
Hershey Co. (The)	(10,412)	(1,136,678)
McCormick & Co., Inc., non-voting shares	(6,079)	(623,949)
Mondelez International, Inc., Class A	(50,060)	(2,035,440)
Monster Beverage Corp.*	(11,204)	(619,021)
Tyson Foods, Inc., Class A	(17,641)	(1,242,808)

		(6,997,360)

Health Care Equipment & Services — (7.6)%
Abbott Laboratories	(5,204)	(277,686)
Align Technology, Inc.*	(261)	(48,617)
Becton Dickinson and Co.	(5,079)	(995,230)
Boston Scientific Corp.*	(65,950)	(1,923,762)
Cardinal Health, Inc.	(15,212)	(1,017,987)
Cerner Corp.*	(2,385)	(170,098)
Cooper Cos., Inc. (The)	(1,243)	(294,728)
CR Bard, Inc.	(3,323)	(1,065,022)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Danaher Corp.	(33,442)	$(2,868,655)
DaVita, Inc.*	(9,204)	(546,626)
DENTSPLY SIRONA, Inc.	(11,038)	(660,183)
Edwards Lifesciences Corp.*	(2,221)	(242,778)
Envision Healthcare Corp.*	(1,869)	(84,012)
Henry Schein, Inc.*	(7,624)	(625,092)
Hologic, Inc.*	(3,271)	(120,013)
IDEXX Laboratories, Inc.*	(1,203)	(187,054)
Intuitive Surgical, Inc.*	(122)	(127,597)
ResMed, Inc.	(6,844)	(526,714)
Stryker Corp.	(18,003)	(2,556,786)
Zimmer Biomet Holdings, Inc.	(6,984)	(817,757)

		(15,156,397)

Household & Personal Products — (0.3)%
Coty, Inc., Class A	(35,993)	(594,964)

Insurance — (3.2)%
Aflac, Inc.	(2,535)	(206,324)
American International Group, Inc.	(43,488)	(2,669,728)
Assurant, Inc.	(2,603)	(248,639)
Everest Re Group Ltd.	(362)	(82,677)
Hartford Financial Services Group, Inc. (The)	(14,115)	(782,395)
Loews Corp.	(16,204)	(775,523)
Marsh & McLennan Cos., Inc.	(8,261)	(692,354)
Torchmark Corp.	(5,597)	(448,264)
XL Group Ltd. (Bermuda)	(10,955)	(432,175)

		(6,338,079)

Materials — (5.9)%
Albemarle Corp.	(5,314)	(724,351)
Avery Dennison Corp.	(315)	(30,977)
CF Industries Holdings, Inc.	(4,762)	(167,432)
DowDuPont, Inc.	(24,838)	(1,719,535)
Eastman Chemical Co.	(6,309)	(570,901)
Ecolab, Inc.	(14,175)	(1,823,047)
International Flavors & Fragrances, Inc.	(3,801)	(543,201)
International Paper Co.	(19,876)	(1,129,354)
Martin Marietta Materials, Inc.	(3,025)	(623,846)
Monsanto Co.	(21,144)	(2,533,474)
Mosaic Co. (The)	(16,898)	(364,828)
Nucor Corp.	(15,376)	(861,671)
Sealed Air Corp.	(43)	(1,837)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Vulcan Materials Co.	(6,362)	$(760,895)

		(11,855,349)

Media — (0.2)%
Interpublic Group of Cos., Inc. (The)	(18,932)	(393,596)

Pharmaceuticals, Biotechnology & Life Sciences — (10.3)%
Agilent Technologies, Inc.	(1,057)	(67,859)
Alexion Pharmaceuticals, Inc.*	(5,936)	(832,762)
Allergan PLC (Ireland)	(16,083)	(3,296,211)
Eli Lilly & Co.	(50,592)	(4,327,640)
Illumina, Inc.*	(1,413)	(281,470)
Incyte Corp.*	(10,281)	(1,200,204)
Mettler-Toledo International, Inc.*	(60)	(37,570)
Mylan NV (Netherlands)*	(25,808)	(809,597)
PerkinElmer, Inc.	(5,305)	(365,886)
Perrigo Co. PLC (Ireland)	(6,865)	(581,122)
Pfizer, Inc.	(86,985)	(3,105,364)
Quintiles IMS Holdings, Inc.*	(10,417)	(990,344)
Regeneron Pharmaceuticals, Inc.*	(2,134)	(954,154)
Thermo Fisher Scientific, Inc.	(18,756)	(3,548,635)
Vertex Pharmaceuticals, Inc.*	(835)	(126,953)
Zoetis, Inc.	(2,089)	(133,195)

		(20,658,966)

Real Estate — (7.1)%
American Tower Corp., REIT	(3,629)	(496,012)
Apartment Investment & Management Co., Class A, REIT	(7,559)	(331,538)
AvalonBay Communities, Inc., REIT	(6,515)	(1,162,406)
Boston Properties, Inc., REIT	(4,605)	(565,862)
Crown Castle International Corp., REIT	(15,828)	(1,582,483)
Equinix, Inc., REIT	(1,568)	(699,798)
Equity Residential, REIT	(17,682)	(1,165,774)
Federal Realty Investment Trust, REIT	(2,326)	(288,912)
GGP, Inc., REIT	(42,459)	(881,873)
HCP, Inc., REIT	(22,572)	(628,179)
Host Hotels & Resorts, Inc., REIT	(35,565)	(657,597)
Iron Mountain, Inc., REIT	(12,726)	(495,041)
Kimco Realty Corp., REIT	(20,310)	(397,060)
Macerich Co. (The), REIT	(6,815)	(374,621)
SBA Communications Corp., REIT*	(5,823)	(838,803)
Simon Property Group, Inc., REIT	(7,637)	(1,229,633)
SL Green Realty Corp., REIT	(4,736)	(479,852)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Vornado Realty Trust, REIT	(7,488)	$(575,677)
Welltower, Inc., REIT	(17,758)	(1,248,032)

		(14,099,153)

Retailing — (2.8)%
Amazon.com, Inc.*	(1,298)	(1,247,832)
Expedia, Inc.	(2,078)	(299,107)
Kohl’s Corp.	(168)	(7,669)
L Brands, Inc.	(1,898)	(78,976)
Netflix, Inc.*	(1,409)	(255,522)
Priceline Group, Inc. (The)*	(1,481)	(2,711,444)
TripAdvisor, Inc.*	(6,678)	(270,659)
Ulta Beauty, Inc.*	(2,967)	(670,720)

		(5,541,929)

Semiconductors & Semiconductor Equipment — (4.8)%
Advanced Micro Devices, Inc.*	(44,564)	(568,191)
Analog Devices, Inc.	(17,968)	(1,548,303)
Broadcom Ltd. (Singapore)	(17,949)	(4,353,350)
NVIDIA Corp.	(15,212)	(2,719,449)
Qorvo, Inc.*	(6,124)	(432,844)

		(9,622,137)

Software & Services — (5.3)%
Activision Blizzard, Inc.	(36,336)	(2,344,035)
Adobe Systems, Inc.*	(1,030)	(153,655)
Akamai Technologies, Inc.*	(8,281)	(403,450)
Alliance Data Systems Corp.	(2,676)	(592,868)
ANSYS, Inc.*	(3,938)	(483,311)
Autodesk, Inc.*	(631)	(70,836)
Cadence Design Systems, Inc.*	(13,488)	(532,371)
DXC Technology Co.	(13,652)	(1,172,434)
Fiserv, Inc.*	(5,340)	(688,646)
Gartner, Inc.*	(4,362)	(542,676)
Global Payments, Inc.	(7,343)	(697,805)
PayPal Holdings, Inc.*	(2,652)	(169,808)
Red Hat, Inc.*	(444)	(49,222)
salesforce.com, Inc.*	(12,116)	(1,131,877)
Symantec Corp.	(28,860)	(946,897)
Synopsys, Inc.*	(2,383)	(191,903)
Western Union Co. (The)	(22,351)	(429,139)

		(10,600,933)

Technology Hardware & Equipment — (1.3)%
Amphenol Corp., Class A	(15,046)	(1,273,493)
Corning, Inc.	(43,420)	(1,299,126)

		(2,572,619)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(13,818)	$(736,361)

Transportation — (0.5)%
American Airlines Group, Inc.	(20,752)	(985,513)
Kansas City Southern	(581)	(63,143)

		(1,048,656)

Utilities — (6.4)%
Alliant Energy Corp.	(11,123)	(462,383)
Ameren Corp.	(7,653)	(442,650)
American Electric Power Co., Inc.	(985)	(69,186)
American Water Works Co., Inc.	(8,777)	(710,147)
Consolidated Edison, Inc.	(14,730)	(1,188,416)
Dominion Resources, Inc.	(7,320)	(563,128)
Duke Energy Corp.	(10,454)	(877,300)
Entergy Corp.	(8,641)	(659,827)
Eversource Energy	(15,254)	(921,952)
Exelon Corp.	(37,460)	(1,411,118)
PG&E Corp.	(24,657)	(1,678,895)
Pinnacle West Capital Corp.	(5,373)	(454,341)
PPL Corp.	(32,253)	(1,224,001)
SCANA Corp.	(6,878)	(333,514)
Sempra Energy	(4,415)	(503,884)
Southern Co. (The)	(9,388)	(461,326)
Xcel Energy, Inc.	(15,341)	(725,936)

		(12,688,004)

TOTAL COMMON STOCK (Proceeds $174,850,221)		(175,855,887)

TOTAL SECURITES SOLD SHORT - (88.0)%		(175,855,887)

(Proceeds $174,850,221)

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		3,033,169

NET ASSETS - 100.0%		$199,796,018

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
(b)	Security position is either entirely or partially designated as collateral for securities on loan.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 140.0%
COMMON STOCKS — 140.0%
Automobiles & Components — 2.1%
BorgWarner, Inc.†	103	$5,277
Delphi Automotive PLC (Jersey)†	130	12,792
General Motors Co.†	718	28,993
Harley-Davidson, Inc.(a)	84	4,050

		51,112

Banks — 6.0%
Bank of America Corp.†	1,025	25,974
BB&T Corp.†	83	3,896
Citigroup, Inc.†	198	14,403
Citizens Financial Group, Inc.†	64	2,424
Comerica, Inc.†	18	1,373
Huntington Bancshares, Inc.†	323	4,509
JPMorgan Chase & Co.†	366	34,957
KeyCorp.†	311	5,853
M&T Bank Corp.†	21	3,382
People’s United Financial, Inc.	1	18
PNC Financial Services Group, Inc. (The)†	49	6,604
Regions Financial Corp.†	126	1,919
SunTrust Banks, Inc.†	50	2,988
US Bancorp†	173	9,271
Wells Fargo & Co.†	504	27,796
Zions Bancorporation†	29	1,368

		146,735

Capital Goods — 10.5%
3M Co.†	54	11,335
Allegion PLC (Ireland)	42	3,632
AMETEK, Inc.†	50	3,302
Arconic, Inc.	228	5,673
Boeing Co. (The)†	231	58,723
Caterpillar, Inc.†	287	35,792
Cummins, Inc.†	82	13,778
Deere & Co.	24	3,014
Emerson Electric Co.†	4	251
Fastenal Co.	97	4,421
Fortive Corp.†	37	2,619
General Electric Co.†	55	1,330
Honeywell International, Inc.†	198	28,065
Illinois Tool Works, Inc.†	37	5,475
Ingersoll-Rand PLC (Ireland)†	113	10,076
Jacobs Engineering Group, Inc.†	60	3,496
Lockheed Martin Corp.†	100	31,029
Northrop Grumman Corp.†	18	5,179

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	90	$6,116
Rockwell Automation, Inc.	50	8,910
Rockwell Collins, Inc.	4	523
Roper Technologies, Inc.	10	2,434
Snap-on, Inc.†	29	4,321
TransDigm Group, Inc.	23	5,880
United Technologies Corp.	12	1,393
WW Grainger, Inc.	6	1,078

		257,845

Commercial & Professional Services — 0.8%
Equifax, Inc.	13	1,378
Republic Services, Inc.†	37	2,444
Robert Half International, Inc.†	62	3,121
Stericycle, Inc.*	12	859
Waste Management, Inc.	156	12,210

		20,012

Consumer Durables & Apparel — 1.7%
Coach, Inc.	139	5,599
DR Horton, Inc.†	154	6,149
Garmin Ltd. (Switzerland)	19	1,025
Hasbro, Inc.	33	3,223
Lennar Corp., Class A†	25	1,320
Michael Kors Holdings Ltd. (British Virgin Islands)*	81	3,876
PulteGroup, Inc.†	146	3,990
PVH Corp.†	39	4,916
Ralph Lauren Corp.†	40	3,532
Whirlpool Corp.†	36	6,640

		40,270

Consumer Services — 2.7%
H&R Block, Inc.†	23	609
Hilton Worldwide Holdings, Inc.	160	11,112
Marriott International, Inc., Class A†	183	20,178
McDonald’s Corp.†	85	13,318
Royal Caribbean Cruises Ltd. (Liberia)	75	8,890
Starbucks Corp.	69	3,706
Wyndham Worldwide Corp.†	52	5,481
Wynn Resorts Ltd.	8	1,191
Yum! Brands, Inc.	37	2,724

		67,209

Diversified Financials — 7.8%
Ameriprise Financial, Inc.†	10	1,485

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)†	86	$4,560
Berkshire Hathaway, Inc., Class B†*	255	46,747
BlackRock, Inc.†	57	25,484
Capital One Financial Corp.†	50	4,233
CBOE Holdings, Inc.	24	2,583
Charles Schwab Corp. (The)†	248	10,848
CME Group, Inc.†	24	3,256
Discover Financial Services†	39	2,515
E*TRADE Financial Corp.†*	28	1,221
Franklin Resources, Inc.	275	12,240
Goldman Sachs Group, Inc. (The)†	57	13,520
Invesco Ltd. (Bermuda)	200	7,008
Leucadia National Corp.	37	934
Moody’s Corp.†	93	12,947
Morgan Stanley†	238	11,464
Nasdaq, Inc.†	81	6,283
Northern Trust Corp.†	23	2,114
Raymond James Financial, Inc.	14	1,181
S&P Global, Inc.†	29	4,533
State Street Corp.†	36	3,439
Synchrony Financial†	83	2,577
T Rowe Price Group, Inc.†	118	10,697

		191,869

Energy — 6.7%
Anadarko Petroleum Corp.	272	13,287
Cabot Oil & Gas Corp.	49	1,311
Chesapeake Energy Corp.(a) *	351	1,509
Chevron Corp.†	338	39,715
ConocoPhillips†	598	29,930
Devon Energy Corp.	122	4,479
Exxon Mobil Corp.†	21	1,722
Marathon Oil Corp.	92	1,248
Marathon Petroleum Corp.	246	13,796
Noble Energy, Inc.	117	3,318
Occidental Petroleum Corp.	375	24,079
ONEOK, Inc.†	186	10,306
Range Resources Corp.(a)	122	2,388
Valero Energy Corp.†	218	16,771

		163,859

Food & Staples Retailing — 6.2%
Costco Wholesale Corp.	35	5,750
CVS Health Corp.†	513	41,717
Kroger Co. (The)	96	1,926

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Sysco Corp.	261	$14,081
Walgreens Boots Alliance, Inc.†	423	32,664
Wal-Mart Stores, Inc.†	708	55,323

		151,461

Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.†	592	37,545
Campbell Soup Co.	33	1,545
Coca-Cola Co. (The)	474	21,335
Conagra Brands, Inc.†	208	7,018
Dr Pepper Snapple Group, Inc.†	89	7,874
General Mills, Inc.	60	3,106
Hormel Foods Corp.†	26	836
JM Smucker Co. (The)	13	1,364
Kellogg Co.	164	10,229
Kraft Heinz Co. (The)	129	10,004
Molson Coors Brewing Co., Class B	105	8,572
Monster Beverage Corp.*	16	884
PepsiCo, Inc.†	163	18,163
Philip Morris International, Inc.†	135	14,986

		143,461

Health Care Equipment & Services — 9.6%
Aetna, Inc.†	164	26,078
AmerisourceBergen Corp.	111	9,185
Anthem, Inc.†	130	24,684
Baxter International, Inc.†	58	3,640
Centene Corp.†*	85	8,225
Cigna Corp.†	125	23,368
CR Bard, Inc.	7	2,244
Envision Healthcare Corp.*	12	539
Express Scripts Holding Co.†*	276	17,476
HCA Healthcare, Inc.†*	178	14,167
Hologic, Inc.*	26	954
Humana, Inc.†	73	17,785
Laboratory Corp. of America Holdings†*	51	7,699
McKesson Corp.†	104	15,975
Medtronic PLC (Ireland)†	171	13,299
Quest Diagnostics, Inc.†	45	4,214
UnitedHealth Group, Inc.†	183	35,841
Universal Health Services, Inc., Class B	47	5,214
Varian Medical Systems, Inc.*	46	4,603

		235,190

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — 2.2%
Church & Dwight Co., Inc.†	26	$1,260
Clorox Co. (The)	64	8,442
Colgate-Palmolive Co.	94	6,848
Estee Lauder Cos., Inc. (The), Class A†	40	4,314
Kimberly-Clark Corp.†	132	15,534
Procter & Gamble Co. (The)†	188	17,104

		53,502

Insurance — 2.3%
Allstate Corp. (The)	27	2,482
Aon PLC (United Kingdom)†	115	16,801
Arthur J Gallagher & Co.	19	1,169
Chubb Ltd. (Switzerland)†	62	8,838
Lincoln National Corp.†	5	367
MetLife, Inc.	112	5,818
Progressive Corp. (The)†	158	7,650
Prudential Financial, Inc.†	50	5,316
Torchmark Corp.†	12	961
Travelers Cos., Inc. (The)†	26	3,186
Unum Group†	24	1,227
Willis Towers Watson PLC (Ireland)	16	2,468

		56,283

Materials — 3.9%
Air Products & Chemicals, Inc.†	107	16,180
Ball Corp.	172	7,104
FMC Corp.†	65	5,805
Freeport-McMoRan, Inc.†*	663	9,309
LyondellBasell Industries NV, Class A (Netherlands)†	196	19,414
Newmont Mining Corp.	262	9,828
Packaging Corp. of America	46	5,275
PPG Industries, Inc.†	2	217
Praxair, Inc.	30	4,192
Sherwin-Williams Co. (The)†	41	14,680
WestRock Co.†	79	4,482

		96,486

Media — 7.6%
CBS Corp., Class B, non-voting shares†	197	11,426
Charter Communications, Inc., Class A†*	28	10,176
Comcast Corp., Class A†	1,242	47,792
Discovery Communications, Inc., Class A†(a) *	62	1,320

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
DISH Network Corp., Class A*	11	$597
News Corp., Class A†	286	3,792
Omnicom Group, Inc.†	80	5,926
Scripps Networks Interactive, Inc., Class A†.	63	5,411
Time Warner, Inc.†	382	39,136
Twenty-First Century Fox, Inc., Class A†	910	24,006
Viacom, Inc., Class B†	44	1,225
Walt Disney Co. (The)†	349	34,401

		185,208

Pharmaceuticals, Biotechnology & Life Sciences — 8.1%
AbbVie, Inc.†	417	37,055
Amgen, Inc.†	161	30,018
Biogen, Inc.†*	36	11,272
Bristol-Myers Squibb Co.†	175	11,154
Celgene Corp.†*	146	21,290
Eli Lilly & Co.	25	2,138
Gilead Sciences, Inc.†	542	43,913
Johnson & Johnson†	261	33,933
Merck & Co., Inc.†	109	6,979
Waters Corp.†*	8	1,436

		199,188

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT	35	4,164
CBRE Group, Inc., Class A, REIT†*	35	1,326
Digital Realty Trust, Inc., REIT†	18	2,130
Duke Realty Corp., REIT	170	4,899
Essex Property Trust, Inc., REIT†	7	1,778
Extra Space Storage, Inc., REIT†	47	3,756
Mid-America Apartment Communities, Inc., REIT	55	5,878
Prologis, Inc., REIT	121	7,679
Public Storage, REIT	18	3,852
Realty Income Corp., REIT	32	1,830
Regency Centers Corp., REIT	71	4,405
UDR, Inc., REIT†	26	989
Ventas, Inc., REIT†	37	2,410
Weyerhaeuser Co., REIT†	138	4,696

		49,792

Retailing — 7.6%
Advance Auto Parts, Inc.	37	3,670

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Amazon.com, Inc.†*	15	$14,420
AutoZone, Inc.†*	10	5,951
Best Buy Co., Inc.†	142	8,088
CarMax, Inc.*	83	6,292
Dollar General Corp.†	28	2,269
Dollar Tree, Inc.*	26	2,257
Gap, Inc. (The)†(a)	42	1,240
Genuine Parts Co.	72	6,887
Home Depot, Inc. (The)†	352	57,573
LKQ Corp.*	152	5,470
Lowe’s Cos., Inc.†	413	33,015
Macy’s, Inc.	32	698
Nordstrom, Inc.†	81	3,819
O’Reilly Automotive, Inc.†*	36	7,753
Ross Stores, Inc.	178	11,493
Signet Jewelers Ltd. (Bermuda)(a)	30	1,996
Target Corp.†	67	3,954
Tiffany & Co.	15	1,377
TJX Cos., Inc. (The)†	48	3,539
Tractor Supply Co.	62	3,924

		185,685

Semiconductors & Semiconductor Equipment — 7.0%
Analog Devices, Inc.	22	1,896
Applied Materials, Inc.†	524	27,295
Broadcom Ltd. (Singapore)	4	970
Intel Corp.†	1,013	38,575
KLA-Tencor Corp.†	78	8,268
Lam Research Corp.†	89	16,469
Microchip Technology, Inc.(a)	25	2,244
Micron Technology, Inc.*	596	23,441
QUALCOMM, Inc.†	100	5,184
Skyworks Solutions, Inc.†	89	9,069
Texas Instruments, Inc.†	324	29,043
Xilinx, Inc.	121	8,570

		171,024

Software & Services — 16.7%
Accenture PLC, Class A (Ireland)†	123	16,614
Alphabet, Inc., Class A†*	80	77,898
Automatic Data Processing, Inc.†	112	12,244
CA, Inc.†	104	3,472
Citrix Systems, Inc.†*	67	5,147
Cognizant Technology Solutions Corp., Class A†	63	4,570
CSRA, Inc.†	71	2,291

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
eBay, Inc.†*	208	$8,000
Electronic Arts, Inc.†*	153	18,063
Facebook, Inc., Class A†*	226	38,617
Fidelity National Information Services, Inc.†	44	4,109
International Business Machines Corp.†	201	29,161
Intuit, Inc.†	126	17,910
Mastercard, Inc., Class A†	112	15,814
Microsoft Corp.†	758	56,463
Oracle Corp.†	978	47,286
Paychex, Inc.	176	10,553
Total System Services, Inc.	66	4,323
VeriSign, Inc.†*	15	1,596
Visa, Inc., Class A†	328	34,519

		408,650

Technology Hardware & Equipment — 9.9%
Apple, Inc.†	791	121,909
Cisco Systems, Inc.†	1,250	42,038
Corning, Inc.	6	180
F5 Networks, Inc.†*	29	3,496
FLIR Systems, Inc.†	59	2,296
Harris Corp.	60	7,901
Hewlett Packard Enterprise Co.†	798	11,739
HP, Inc.†	821	16,387
Juniper Networks, Inc.†	187	5,204
NetApp, Inc.	132	5,776
Seagate Technology PLC (Ireland)(a)	115	3,815
TE Connectivity Ltd. (Switzerland)	67	5,565
Western Digital Corp.†	145	12,528
Xerox Corp.	129	4,294

		243,128

Telecommunication Services — 3.5%
AT&T, Inc.†	1,035	40,541
CenturyLink, Inc.(a)	59	1,115
Verizon Communications, Inc.†	909	44,986

		86,642

Transportation — 6.5%
Alaska Air Group, Inc.†	18	1,373
CH Robinson Worldwide, Inc.†(a)	12	913
CSX Corp.	324	17,580
Delta Air Lines, Inc.†	342	16,491

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Expeditors International of Washington, Inc.†	88	$5,268
FedEx Corp.†	87	19,625
JB Hunt Transport Services, Inc.	54	5,998
Norfolk Southern Corp.	103	13,621
Southwest Airlines Co.†	293	16,402
Union Pacific Corp.†	305	35,371
United Parcel Service, Inc., Class B†	222	26,660

		159,302

Utilities — 2.7%
AES Corp.†	71	782
CenterPoint Energy, Inc.†	69	2,015
CMS Energy Corp.	138	6,392
DTE Energy Co.†	88	9,448
Edison International	84	6,482
Exelon Corp.†	28	1,055
FirstEnergy Corp.	218	6,721
NextEra Energy, Inc.	21	3,078
NiSource, Inc.	35	896
NRG Energy, Inc.†	140	3,583
PPL Corp.†	51	1,935
Public Service Enterprise Group, Inc.	248	11,470
Southern Co. (The)	26	1,278
WEC Energy Group, Inc.†	154	9,668
Xcel Energy, Inc.†	14	662

		65,465

TOTAL COMMON STOCKS (Cost $2,976,244)		3,429,378

TOTAL LONG POSITIONS - 140.0%		3,429,378

(Cost $2,976,244)

SHORT POSITIONS — (40.3)%
COMMON STOCKS — (40.3)%
Automobiles & Components — (0.6)%
Ford Motor Co.	(1,099)	(13,155)
Goodyear Tire & Rubber Co. (The)	(69)	(2,294)

		(15,449)

Banks — (0.2)%
Fifth Third Bancorp	(205)	(5,736)

Capital Goods — (4.2)%
Acuity Brands, Inc.	(12)	(2,055)
AO Smith Corp.	(48)	(2,853)
Dover Corp.	(45)	(4,113)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Eaton Corp. PLC (Ireland)	(124)	$(9,522)
Flowserve Corp.	(37)	(1,576)
Fluor Corp.	(39)	(1,642)
Fortune Brands Home & Security, Inc.	(43)	(2,891)
General Dynamics Corp.	(83)	(17,063)
Johnson Controls International PLC (Ireland)	(258)	(10,395)
L3 Technologies, Inc.	(22)	(4,145)
Masco Corp.	(88)	(3,433)
PACCAR, Inc.	(98)	(7,089)
Parker-Hannifin Corp.	(37)	(6,476)
Quanta Services, Inc.*	(42)	(1,570)
Raytheon Co.	(80)	(14,926)
Stanley Black & Decker, Inc.	(43)	(6,492)
Textron, Inc.	(74)	(3,987)
United Rentals, Inc.*	(24)	(3,330)
Xylem, Inc.	(2)	(125)

		(103,683)

Commercial & Professional Services — (0.6)%
Cintas Corp.	(29)	(4,184)
IHS Markit Ltd. (Bermuda)*	(110)	(4,849)
Nielsen Holdings PLC (United Kingdom)	(99)	(4,104)
Verisk Analytics, Inc.*	(9)	(749)

		(13,886)

Consumer Durables & Apparel — (1.0)%
Hanesbrands, Inc.	(101)	(2,489)
Leggett & Platt, Inc.	(37)	(1,766)
Mattel, Inc.	(94)	(1,455)
Mohawk Industries, Inc.*	(20)	(4,950)
Newell Brands, Inc.	(134)	(5,718)
Under Armour, Inc., Class C*	(121)	(1,817)
VF Corp.	(108)	(6,866)

		(25,061)

Consumer Services — (0.9)%
Carnival Corp. (Panama)	(200)	(12,914)
Chipotle Mexican Grill, Inc.*	(3)	(923)
Darden Restaurants, Inc.	(35)	(2,757)
MGM Resorts International	(159)	(5,182)

		(21,776)

Diversified Financials — (1.0)%
American Express Co.	(130)	(11,760)
Intercontinental Exchange, Inc.	(163)	(11,198)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Navient Corp.	(76)	$(1,142)

		(24,100)

Energy — (4.9)%
Andeavor	(43)	(4,435)
Apache Corp.	(106)	(4,855)
Cimarex Energy Co.	(26)	(2,955)
Concho Resources, Inc.*	(41)	(5,400)
EOG Resources, Inc.	(110)	(10,641)
EQT Corp.	(47)	(3,066)
Halliburton Co.	(240)	(11,047)
Helmerich & Payne, Inc.	(30)	(1,563)
Hess Corp.	(88)	(4,126)
Kinder Morgan, Inc.	(512)	(9,820)
National Oilwell Varco, Inc.	(105)	(3,752)
Newfield Exploration Co.*	(55)	(1,632)
Phillips 66	(141)	(12,917)
Pioneer Natural Resources Co.	(47)	(6,934)
Schlumberger Ltd. (Curacao)	(376)	(26,230)
TechnipFMC PLC (United Kingdom)*	(129)	(3,602)
Williams Cos., Inc. (The)	(228)	(6,842)

		(119,817)

Food, Beverage & Tobacco — (1.6)%
Archer-Daniels-Midland Co.	(156)	(6,632)
Brown-Forman Corp., Class B	(107)	(5,810)
Hershey Co. (The)	(60)	(6,550)
McCormick & Co., Inc., non-voting shares	(35)	(3,592)
Mondelez International, Inc., Class A	(245)	(9,962)
Tyson Foods, Inc., Class A	(101)	(7,115)

		(39,661)

Health Care Equipment & Services — (5.1)%
Abbott Laboratories	(476)	(25,399)
Align Technology, Inc.*	(2)	(372)
Becton Dickinson and Co.	(64)	(12,541)
Boston Scientific Corp.*	(380)	(11,085)
Cardinal Health, Inc.	(88)	(5,889)
Cerner Corp.*	(96)	(6,847)
Cooper Cos., Inc. (The)	(14)	(3,319)
Danaher Corp.	(193)	(16,555)
DaVita, Inc.*	(53)	(3,148)
DENTSPLY SIRONA, Inc.	(63)	(3,768)
Edwards Lifesciences Corp.*	(59)	(6,449)
Henry Schein, Inc.*	(44)	(3,608)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
IDEXX Laboratories, Inc.*	(2)	$(311)
Intuitive Surgical, Inc.*	(2)	(2,092)
Patterson Cos., Inc.	(18)	(696)
ResMed, Inc.	(40)	(3,078)
Stryker Corp.	(104)	(14,770)
Zimmer Biomet Holdings, Inc.	(41)	(4,801)

		(124,728)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(207)	(3,422)

Insurance — (2.4)%
Aflac, Inc.	(110)	(8,953)
American International Group, Inc.	(251)	(15,409)
Assurant, Inc.	(16)	(1,528)
Brighthouse Financial, Inc.*	(34)	(2,067)
Cincinnati Financial Corp.	(46)	(3,522)
Hartford Financial Services Group, Inc. (The)	(101)	(5,598)
Loews Corp.	(94)	(4,499)
Marsh & McLennan Cos., Inc.	(118)	(9,890)
Principal Financial Group, Inc.	(80)	(5,147)
XL Group Ltd. (Bermuda)	(72)	(2,840)

		(59,453)

Materials — (2.6)%
Albemarle Corp.	(31)	(4,226)
CF Industries Holdings, Inc.	(3)	(105)
DowDuPont, Inc.	(73)	(5,054)
Eastman Chemical Co.	(40)	(3,620)
Ecolab, Inc.	(83)	(10,675)
International Flavors & Fragrances, Inc.	(22)	(3,144)
International Paper Co.	(114)	(6,477)
Martin Marietta Materials, Inc.	(18)	(3,712)
Monsanto Co.	(121)	(14,498)
Mosaic Co. (The)	(97)	(2,094)
Nucor Corp.	(88)	(4,932)
Sealed Air Corp.	(40)	(1,709)
Vulcan Materials Co.	(37)	(4,425)

		(64,671)

Media — (0.1)%
Interpublic Group of Cos., Inc. (The)	(109)	(2,266)

Pharmaceuticals, Biotechnology & Life Sciences — (4.1)%
Agilent Technologies, Inc.	(1)	(64)
Alexion Pharmaceuticals, Inc.*	(62)	(8,698)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Allergan PLC (Ireland)	(92)	$(18,855)
Illumina, Inc.*	(36)	(7,171)
Incyte Corp.*	(59)	(6,888)
Mylan NV (Netherlands)*	(149)	(4,674)
PerkinElmer, Inc.	(31)	(2,138)
Perrigo Co. PLC (Ireland)	(40)	(3,386)
Pfizer, Inc.	(195)	(6,962)
Quintiles IMS Holdings, Inc.*	(60)	(5,704)
Regeneron Pharmaceuticals, Inc.*	(34)	(15,202)
Thermo Fisher Scientific, Inc.	(95)	(17,974)
Vertex Pharmaceuticals, Inc.*	(3)	(456)
Zoetis, Inc.	(22)	(1,403)

		(99,575)

Real Estate — (3.2)%
American Tower Corp., REIT	(77)	(10,524)
Apartment Investment & Management Co., Class A, REIT	(44)	(1,930)
AvalonBay Communities, Inc., REIT	(20)	(3,568)
Boston Properties, Inc., REIT	(20)	(2,458)
Crown Castle International Corp., REIT	(101)	(10,098)
Equinix, Inc., REIT	(2)	(893)
Equity Residential, REIT	(102)	(6,725)
Federal Realty Investment Trust, REIT	(8)	(994)
GGP, Inc., REIT	(245)	(5,089)
HCP, Inc., REIT	(130)	(3,618)
Host Hotels & Resorts, Inc., REIT	(205)	(3,790)
Iron Mountain, Inc., REIT	(74)	(2,879)
Kimco Realty Corp., REIT	(118)	(2,307)
Macerich Co. (The), REIT	(40)	(2,199)
SBA Communications Corp., REIT*	(34)	(4,898)
Simon Property Group, Inc., REIT	(16)	(2,576)
SL Green Realty Corp., REIT	(28)	(2,837)
Vornado Realty Trust, REIT	(34)	(2,614)
Welltower, Inc., REIT	(102)	(7,169)

		(77,166)

Retailing — (1.1)%
Expedia, Inc.	(43)	(6,189)
Foot Locker, Inc.	(37)	(1,303)
Kohl’s Corp.	(47)	(2,146)
L Brands, Inc.	(80)	(3,329)
Netflix, Inc.*	(2)	(363)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Priceline Group, Inc. (The)*	(4)	$(7,323)
TripAdvisor, Inc.*	(40)	(1,621)
Ulta Beauty, Inc.*	(16)	(3,617)

		(25,891)

Semiconductors & Semiconductor Equipment — (1.2)%
Advanced Micro Devices, Inc.*	(262)	(3,340)
NVIDIA Corp.	(130)	(23,240)
Qorvo, Inc.*	(36)	(2,544)

		(29,124)

Software & Services — (2.2)%
Activision Blizzard, Inc.	(210)	(13,547)
Adobe Systems, Inc.*	(2)	(298)
Akamai Technologies, Inc.*	(48)	(2,339)
Alliance Data Systems Corp.	(16)	(3,545)
ANSYS, Inc.*	(24)	(2,945)
Cadence Design Systems, Inc.*	(78)	(3,079)
DXC Technology Co.	(78)	(6,699)
Fiserv, Inc.*	(31)	(3,998)
Gartner, Inc.*	(25)	(3,110)
Global Payments, Inc.	(43)	(4,086)
PayPal Holdings, Inc.*	(34)	(2,177)
salesforce.com, Inc.*	(11)	(1,028)
Symantec Corp.	(1)	(33)
Synopsys, Inc.*	(42)	(3,382)
Western Union Co. (The)	(129)	(2,477)

		(52,743)

Technology Hardware & Equipment — (0.5)%
Amphenol Corp., Class A	(90)	(7,618)
Motorola Solutions, Inc.	(46)	(3,904)

		(11,522)

Telecommunication Services — (0.2)%
Level 3 Communications, Inc.*	(100)	(5,329)

Transportation — (0.6)%
American Airlines Group, Inc.	(139)	(6,601)
Kansas City Southern	(30)	(3,260)
United Continental Holdings, Inc.*	(84)	(5,114)

		(14,975)

Utilities — (1.9)%
Alliant Energy Corp.	(63)	(2,619)
Ameren Corp.	(44)	(2,545)
American Electric Power Co., Inc.	(27)	(1,896)
American Water Works Co., Inc.	(50)	(4,046)

The accompanying notes are an integral part of the financial statements.

GOTHAM INDEX CORE FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Consolidated Edison, Inc.	(84)	$(6,777)
Dominion Resources, Inc.	(19)	(1,462)
Duke Energy Corp.	(30)	(2,518)
Entergy Corp.	(49)	(3,742)
Eversource Energy	(87)	(5,258)
PG&E Corp.	(141)	(9,601)
Pinnacle West Capital Corp.	(31)	(2,621)
SCANA Corp.	(39)	(1,891)
Sempra Energy	(18)	(2,054)

		(47,030)

TOTAL COMMON STOCK (Proceeds $957,394)		(987,064)

TOTAL SECURITES SOLD SHORT - (40.3)%		(987,064)

(Proceeds $957,394)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		7,881

NET ASSETS - 100.0%		$2,450,195

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 146.1%
COMMON STOCKS — 146.1%
Automobiles & Components — 1.9%
BorgWarner, Inc.†	8	$410
Delphi Automotive PLC (Jersey)†	9	886
General Motors Co.†	915	36,948
Harley-Davidson, Inc.(a)	107	5,158

		43,402

Banks — 2.6%
Bank of America Corp.†	514	13,025
BB&T Corp.	2	94
Citigroup, Inc.†	161	11,711
Citizens Financial Group, Inc.	31	1,174
Comerica, Inc.	7	534
Huntington Bancshares, Inc.†	168	2,345
JPMorgan Chase & Co.†	191	18,242
KeyCorp†	277	5,213
M&T Bank Corp.	2	322
PNC Financial Services Group, Inc. (The)†	29	3,908
SunTrust Banks, Inc.	28	1,674
US Bancorp†	1	54
Wells Fargo & Co.†	29	1,599
Zions Bancorporation†	13	613

		60,508

Capital Goods — 11.9%
3M Co.†	9	1,889
Allegion PLC (Ireland)	42	3,632
AMETEK, Inc.†	75	4,953
Arconic, Inc.†	323	8,036
Boeing Co. (The)†	216	54,909
Caterpillar, Inc.†	365	45,519
Cummins, Inc.†	96	16,131
Deere & Co.	3	377
Emerson Electric Co.†	8	503
Fastenal Co.	120	5,470
Fortive Corp.	22	1,557
Honeywell International, Inc.†	235	33,309
Illinois Tool Works, Inc.†	20	2,959
Ingersoll-Rand PLC (Ireland)†	165	14,713
Jacobs Engineering Group, Inc.†	80	4,662
Lockheed Martin Corp.†	114	35,373
Masco Corp.†	2	78
Northrop Grumman Corp.	10	2,877
PACCAR, Inc.	21	1,519
Pentair PLC (Ireland)	114	7,747

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Rockwell Automation, Inc.†	79	$14,079
Rockwell Collins, Inc.†	12	1,569
Roper Technologies, Inc.	6	1,460
Snap-on, Inc.†	27	4,023
Stanley Black & Decker, Inc.†	3	453
TransDigm Group, Inc.†	31	7,925

		275,722

Commercial & Professional Services — 1.0%
Equifax, Inc.	12	1,272
Republic Services, Inc.	25	1,652
Robert Half International, Inc.†	79	3,977
Stericycle, Inc.*	15	1,074
Waste Management, Inc.†	183	14,323

		22,298

Consumer Durables & Apparel — 1.6%
Coach, Inc.†	178	7,170
DR Horton, Inc.†	73	2,915
Garmin Ltd. (Switzerland)†	11	594
Hasbro, Inc.†	51	4,981
Lennar Corp., Class A	14	739
Michael Kors Holdings Ltd. (British Virgin Islands)*	106	5,072
NIKE, Inc., Class B	2	104
PulteGroup, Inc.	66	1,804
Ralph Lauren Corp.†	53	4,679
Whirlpool Corp.†	46	8,484

		36,542

Consumer Services — 3.1%
H&R Block, Inc.†	13	344
Hilton Worldwide Holdings, Inc.†	204	14,168
Marriott International, Inc., Class A†	230	25,360
McDonald’s Corp.†	50	7,834
Royal Caribbean Cruises Ltd. (Liberia)†	124	14,699
Wyndham Worldwide Corp.†	61	6,430
Wynn Resorts Ltd.	7	1,042
Yum! Brands, Inc.†	26	1,914

		71,791

Diversified Financials — 7.0%
Berkshire Hathaway, Inc., Class B†*	148	27,131
BlackRock, Inc.†	80	35,767
Capital One Financial Corp.	29	2,455
CBOE Holdings, Inc.	16	1,722

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Charles Schwab Corp. (The)†	81	$3,543
Discover Financial Services†	23	1,483
E*TRADE Financial Corp.*	23	1,003
Franklin Resources, Inc.†	350	15,578
Goldman Sachs Group, Inc. (The)†	24	5,693
Invesco Ltd. (Bermuda)	255	8,935
Leucadia National Corp.	22	556
Moody’s Corp.†	120	16,705
Morgan Stanley†	112	5,395
Nasdaq, Inc.†	105	8,145
Raymond James Financial, Inc.	41	3,458
S&P Global, Inc.†	50	7,816
State Street Corp.	23	2,197
Synchrony Financial	47	1,459
T Rowe Price Group, Inc.†	150	13,598

		162,639

Energy — 8.1%
Anadarko Petroleum Corp.†	347	16,951
Cabot Oil & Gas Corp.	28	749
Chesapeake Energy Corp.(a)*	431	1,853
Chevron Corp.†	300	35,250
ConocoPhillips†	762	38,138
Devon Energy Corp.†	134	4,919
Marathon Oil Corp.	22	298
Marathon Petroleum Corp.†	317	17,777
Noble Energy, Inc.	131	3,715
Occidental Petroleum Corp.†	478	30,692
ONEOK, Inc.†	238	13,188
Range Resources Corp.(a)	155	3,033
Valero Energy Corp.†	277	21,310

		187,873

Food & Staples Retailing — 7.9%
Costco Wholesale Corp.	15	2,464
CVS Health Corp.†	700	56,924
Kroger Co. (The)	55	1,103
Sysco Corp.†	332	17,911
Walgreens Boots Alliance, Inc.†	572	44,170
Wal-Mart Stores, Inc.†	790	61,731

		184,303

Food, Beverage & Tobacco — 5.0%
Altria Group, Inc.†	691	43,823
Campbell Soup Co.	18	843
Coca-Cola Co. (The)†	194	8,732

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Conagra Brands, Inc.†	289	$9,751
Dr Pepper Snapple Group, Inc.†	114	10,086
General Mills, Inc.	34	1,760
JM Smucker Co. (The)	7	735
Kellogg Co.	211	13,160
Kraft Heinz Co. (The)	60	4,653
Molson Coors Brewing Co., Class B†	71	5,796
PepsiCo, Inc.	88	9,806
Philip Morris International, Inc.†	66	7,327

		116,472

Health Care Equipment & Services — 11.7%
Aetna, Inc.†	208	33,074
AmerisourceBergen Corp.†	141	11,668
Anthem, Inc.†	174	33,039
Baxter International, Inc.†	33	2,071
Centene Corp.†*	113	10,935
Cigna Corp.†	159	29,723
CR Bard, Inc.	4	1,282
Envision Healthcare Corp.*	2	90
Express Scripts Holding Co.†*	437	27,671
HCA Healthcare, Inc.†*	227	18,067
Humana, Inc.†	92	22,414
Laboratory Corp. of America Holdings†*	32	4,831
McKesson Corp.†	133	20,430
Medtronic PLC (Ireland)†	120	9,332
Patterson Cos., Inc.	2	77
UnitedHealth Group, Inc.†	178	34,861
Universal Health Services, Inc., Class B	60	6,656
Varian Medical Systems, Inc.†*	58	5,803

		272,024

Household & Personal Products — 1.7%
Church & Dwight Co., Inc.†	14	678
Clorox Co. (The)†	80	10,553
Colgate-Palmolive Co.	57	4,152
Estee Lauder Cos., Inc. (The), Class A†	24	2,588
Kimberly-Clark Corp.†	173	20,359

		38,330

Insurance — 1.7%
Allstate Corp. (The)	2	184
Aon PLC (United Kingdom)†	152	22,207

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Arthur J Gallagher & Co.	4	$246
Brighthouse Financial, Inc.*	4	243
Chubb Ltd. (Switzerland)†	10	1,426
Lincoln National Corp.	13	955
MetLife, Inc.	64	3,325
Progressive Corp. (The)†	168	8,135
Prudential Financial, Inc.	3	319
Travelers Cos., Inc. (The)	10	1,225
Willis Towers Watson PLC (Ireland)	10	1,542

		39,807

Materials — 5.2%
Air Products & Chemicals, Inc.†	137	20,717
Ball Corp.	220	9,086
FMC Corp.	84	7,502
Freeport-McMoRan, Inc.†*	896	12,580
LyondellBasell Industries NV, Class A (Netherlands)†	256	25,357
Newmont Mining Corp.†	334	12,528
Packaging Corp. of America	59	6,766
PPG Industries, Inc.†	2	217
Praxair, Inc.	17	2,376
Sherwin-Williams Co. (The)†	60	21,482
WestRock Co.†	16	908

		119,519

Media — 9.4%
CBS Corp., Class B, non-voting shares†	194	11,252
Charter Communications, Inc., Class A†*	17	6,178
Comcast Corp., Class A†	1,400	53,872
Discovery Communications, Inc., Class A(a)*	347	7,388
DISH Network Corp., Class A*	5	271
News Corp., Class A†	426	5,649
Omnicom Group, Inc.†(a)	156	11,555
Scripps Networks Interactive, Inc., Class A†	48	4,123
Time Warner, Inc.†	487	49,893
Twenty-First Century Fox, Inc., Class A†	942	24,850
Viacom, Inc., Class B	25	696
Walt Disney Co. (The)†	420	41,399

		217,126

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — 8.3%
AbbVie, Inc.†	517	$45,941
Amgen, Inc.†	181	33,747
Biogen, Inc.†*	28	8,767
Bristol-Myers Squibb Co.†	106	6,756
Celgene Corp.†*	178	25,956
Gilead Sciences, Inc.†	712	57,686
Johnson & Johnson†	108	14,041

		192,894

Real Estate — 2.0%
Alexandria Real Estate Equities, Inc., REIT†	53	6,305
AvalonBay Communities, Inc., REIT†	5	892
CBRE Group, Inc., Class A, REIT†*	7	265
Digital Realty Trust, Inc., REIT†	10	1,183
Duke Realty Corp., REIT	185	5,332
Essex Property Trust, Inc., REIT†	3	762
Extra Space Storage, Inc., REIT	27	2,158
Mid-America Apartment Communities, Inc., REIT†	71	7,588
Prologis, Inc., REIT	142	9,011
Public Storage, REIT	3	642
Realty Income Corp., REIT†	34	1,944
Regency Centers Corp., REIT	94	5,832
UDR, Inc., REIT†	17	647
Ventas, Inc., REIT	15	977
Weyerhaeuser Co., REIT†	92	3,131

		46,669

Retailing — 8.1%
Advance Auto Parts, Inc.	46	4,563
AutoZone, Inc.†*	14	8,332
Best Buy Co., Inc.	21	1,196
CarMax, Inc.*	113	8,567
Dollar General Corp.†	22	1,783
Dollar Tree, Inc.†*	15	1,302
Foot Locker, Inc.†	2	70
Gap, Inc. (The)	24	709
Genuine Parts Co.	92	8,800
Home Depot, Inc. (The)†	405	66,242
LKQ Corp.†*	193	6,946
Lowe’s Cos., Inc.†	527	42,128
Macy’s, Inc.	18	393
Nordstrom, Inc.	99	4,668
O’Reilly Automotive, Inc.†*	52	11,199
Ross Stores, Inc.†	142	9,169

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Signet Jewelers Ltd. (Bermuda)(a)	38	$2,529
Target Corp.†	39	2,301
Tiffany & Co.	11	1,010
TJX Cos., Inc. (The)	21	1,548
Tractor Supply Co.	79	5,000

		188,455

Semiconductors & Semiconductor Equipment — 8.5%
Applied Materials, Inc.†	713	37,140
Intel Corp.†	1,082	41,203
KLA-Tencor Corp.†	104	11,024
Lam Research Corp.†	121	22,390
Microchip Technology, Inc.	15	1,347
Micron Technology, Inc.*	762	29,969
QUALCOMM, Inc.†	37	1,918
Skyworks Solutions, Inc.†	117	11,922
Texas Instruments, Inc.†	319	28,595
Xilinx, Inc.†	153	10,837

		196,345

Software & Services — 13.1%
Accenture PLC, Class A (Ireland)†	100	13,507
Alphabet, Inc., Class A†*	46	44,791
Automatic Data Processing, Inc.†	139	15,195
CA, Inc.†	219	7,310
Citrix Systems, Inc.†*	90	6,914
Cognizant Technology Solutions Corp., Class A†	36	2,611
CSRA, Inc.†	15	484
eBay, Inc.†*	64	2,461
Electronic Arts, Inc.†*	194	22,904
Facebook, Inc., Class A†*	82	14,011
Fidelity National Information Services, Inc.†	23	2,148
International Business Machines
Corp.†	246	35,690
Intuit, Inc.†	160	22,742
Mastercard, Inc., Class A†	65	9,178
Microsoft Corp.†	87	6,481
Oracle Corp.†	1,035	50,042
Paychex, Inc.†	226	13,551
Total System Services, Inc.†	63	4,126
VeriSign, Inc.(a)*	6	638
Visa, Inc., Class A	282	29,678

		304,462

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — 10.2%
Apple, Inc.†	509	$78,456
Cisco Systems, Inc.†	1,545	51,958
F5 Networks, Inc.†*	49	5,907
FLIR Systems, Inc.†	78	3,035
Harris Corp.†	76	10,008
Hewlett Packard Enterprise Co.†	1,019	14,989
HP, Inc.†	1,047	20,898
Juniper Networks, Inc.†	287	7,987
Motorola Solutions, Inc.†	46	3,904
NetApp, Inc.†	216	9,452
Seagate Technology PLC (Ireland)†	168	5,573
TE Connectivity Ltd. (Switzerland)†	36	2,990
Western Digital Corp.†	184	15,898
Xerox Corp.	164	5,460

		236,515

Telecommunication Services — 4.1%
AT&T, Inc.†	1,081	42,343
CenturyLink, Inc.(a)	34	643
Verizon Communications, Inc.†	1,057	52,311

		95,297

Transportation — 8.8%
Alaska Air Group, Inc.	7	534
CSX Corp.†	469	25,448
Delta Air Lines, Inc.†	275	13,260
Expeditors International of Washington, Inc.†	112	6,704
FedEx Corp.†	119	26,844
JB Hunt Transport Services, Inc.	68	7,553
Norfolk Southern Corp.†	173	22,878
Southwest Airlines Co.†	375	20,992
Union Pacific Corp.†	423	49,055
United Parcel Service, Inc., Class B†	264	31,704

		204,972

Utilities — 3.2%
AES Corp.†	40	441
CenterPoint Energy, Inc.†	211	6,163
CMS Energy Corp.†	176	8,152
DTE Energy Co.†	112	12,024
Edison International	153	11,807
Exelon Corp.†	5	188
FirstEnergy Corp.†	278	8,571
NiSource, Inc.	24	614
NRG Energy, Inc.	7	179

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.†	316	$14,615
WEC Energy Group, Inc.†	197	12,368

		75,122

TOTAL COMMON STOCKS (Cost $3,043,078)		3,389,087

TOTAL LONG POSITIONS - 146.1%		3,389,087

(Cost $3,043,078)

SHORT POSITIONS — (85.6)%
COMMON STOCKS — (85.6)%
Automobiles & Components — (1.2)%
Ford Motor Co.	(1,985)	(23,760)
Goodyear Tire & Rubber Co. (The)	(126)	(4,190)

		(27,950)

Banks — (0.3)%
Fifth Third Bancorp	(22)	(616)
People’s United Financial, Inc.	(170)	(3,084)
Regions Financial Corp.	(185)	(2,818)

		(6,518)

Capital Goods — (6.7)%
Acuity Brands, Inc.	(22)	(3,768)
AO Smith Corp.	(86)	(5,111)
Dover Corp.	(76)	(6,946)
Eaton Corp. PLC (Ireland)	(227)	(17,431)
Flowserve Corp.	(27)	(1,150)
Fluor Corp.	(70)	(2,947)
Fortune Brands Home & Security, Inc.	(78)	(5,244)
General Dynamics Corp.	(69)	(14,185)
General Electric Co.	(1,342)	(32,450)
Johnson Controls International PLC (Ireland)	(469)	(18,896)
L3 Technologies, Inc.	(40)	(7,537)
Parker-Hannifin Corp.	(67)	(11,726)
Quanta Services, Inc.*	(76)	(2,840)
Raytheon Co.	(14)	(2,612)
United Rentals, Inc.*	(3)	(416)
United Technologies Corp.	(191)	(22,171)
WW Grainger, Inc.	(5)	(899)

		(156,329)

Commercial & Professional Services — (1.2)%
Cintas Corp.	(53)	(7,647)
IHS Markit Ltd. (Bermuda)*	(201)	(8,860)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Commercial & Professional Services — (Continued)
Nielsen Holdings PLC (United Kingdom)	(180)	$(7,461)
Verisk Analytics, Inc.*	(33)	(2,745)

		(26,713)

Consumer Durables & Apparel — (2.2)%
Hanesbrands, Inc.	(184)	(4,534)
Leggett & Platt, Inc.	(66)	(3,150)
Mattel, Inc.	(172)	(2,663)
Mohawk Industries, Inc.*	(37)	(9,158)
Newell Brands, Inc.	(243)	(10,369)
PVH Corp.	(40)	(5,042)
Under Armour, Inc., Class C*	(221)	(3,319)
VF Corp.	(198)	(12,587)

		(50,822)

Consumer Services — (2.4)%
Carnival Corp. (Panama)	(365)	(23,568)
Chipotle Mexican Grill, Inc.*	(15)	(4,617)
Darden Restaurants, Inc.	(63)	(4,963)
MGM Resorts International	(289)	(9,419)
Starbucks Corp.	(234)	(12,568)

		(55,135)

Diversified Financials — (3.7)%
American Express Co.	(66)	(5,970)
Ameriprise Financial, Inc.	(75)	(11,138)
Bank of New York Mellon Corp. (The)	(217)	(11,505)
CME Group, Inc.	(171)	(23,201)
Intercontinental Exchange, Inc.	(297)	(20,404)
Navient Corp.	(139)	(2,088)
Northern Trust Corp.	(116)	(10,664)

		(84,970)

Energy — (10.1)%
Andeavor	(21)	(2,166)
Apache Corp.	(159)	(7,282)
Cimarex Energy Co.	(21)	(2,387)
EOG Resources, Inc.	(290)	(28,055)
EQT Corp.	(94)	(6,133)
Exxon Mobil Corp.	(376)	(30,824)
Halliburton Co.	(438)	(20,161)
Helmerich & Payne, Inc.	(56)	(2,918)
Hess Corp.	(164)	(7,690)
Kinder Morgan, Inc.	(1,153)	(22,115)
National Oilwell Varco, Inc.	(138)	(4,931)
Newfield Exploration Co.*	(99)	(2,937)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Phillips 66	(212)	$(19,421)
Pioneer Natural Resources Co.	(86)	(12,688)
Schlumberger Ltd. (Curacao)	(666)	(46,460)
TechnipFMC PLC (United Kingdom)*	(235)	(6,561)
Williams Cos., Inc. (The)	(415)	(12,454)

		(235,183)

Food, Beverage & Tobacco — (3.3)%
Archer-Daniels-Midland Co.	(284)	(12,073)
Hershey Co. (The)	(109)	(11,900)
McCormick & Co., Inc., non-voting shares	(64)	(6,569)
Mondelez International, Inc., Class A	(661)	(26,876)
Monster Beverage Corp.*	(128)	(7,072)
Tyson Foods, Inc., Class A	(184)	(12,963)
		(77,453)
Health Care Equipment & Services — (6.4)%
Abbott Laboratories	(13)	(694)
Align Technology, Inc.*	(2)	(373)
Becton Dickinson and Co.	(43)	(8,426)
Boston Scientific Corp.*	(690)	(20,127)
Cardinal Health, Inc.	(160)	(10,707)
Cooper Cos., Inc. (The)	(15)	(3,557)
Danaher Corp.	(350)	(30,023)
DaVita, Inc.*	(97)	(5,761)
DENTSPLY SIRONA, Inc.	(115)	(6,878)
Edwards Lifesciences Corp.*	(92)	(10,057)
Henry Schein, Inc.*	(79)	(6,477)
Hologic, Inc.*	(76)	(2,788)
ResMed, Inc.	(72)	(5,541)
Stryker Corp.	(188)	(26,700)
Zimmer Biomet Holdings, Inc.	(87)	(10,187)

		(148,296)

Household & Personal Products — (0.7)%
Coty, Inc., Class A	(380)	(6,281)
Procter & Gamble Co. (The)	(109)	(9,917)

		(16,198)

Insurance — (3.7)%
Aflac, Inc.	(19)	(1,546)
American International Group, Inc.	(455)	(27,932)
Assurant, Inc.	(1)	(96)
Cincinnati Financial Corp.	(83)	(6,355)
Everest Re Group Ltd.	(21)	(4,796)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	(183)	$(10,144)
Loews Corp.	(170)	(8,136)
Marsh & McLennan Cos., Inc.	(84)	(7,040)
Principal Financial Group, Inc.	(146)	(9,394)
Torchmark Corp.	(59)	(4,725)
Unum Group	(4)	(205)
XL Group Ltd. (Bermuda)	(131)	(5,168)

		(85,537)

Materials — (5.9)%
Albemarle Corp.	(55)	(7,497)
CF Industries Holdings, Inc.	(93)	(3,270)
DowDuPont, Inc.	(420)	(29,077)
Eastman Chemical Co.	(75)	(6,787)
Ecolab, Inc.	(113)	(14,533)
International Flavors & Fragrances, Inc.	(40)	(5,716)
International Paper Co.	(207)	(11,762)
Martin Marietta Materials, Inc.	(33)	(6,806)
Monsanto Co.	(221)	(26,480)
Mosaic Co. (The)	(186)	(4,016)
Nucor Corp.	(160)	(8,966)
Sealed Air Corp.	(96)	(4,101)
Vulcan Materials Co.	(70)	(8,372)

		(137,383)

Media — (0.2)%
Interpublic Group of Cos., Inc. (The)	(199)	(4,137)

Pharmaceuticals, Biotechnology & Life Sciences — (11.4)%
Agilent Technologies, Inc.	(3)	(193)
Alexion Pharmaceuticals, Inc.*	(123)	(17,256)
Allergan PLC (Ireland)	(168)	(34,432)
Eli Lilly & Co.	(529)	(45,251)
Incyte Corp.*	(107)	(12,491)
Merck & Co., Inc.	(330)	(21,130)
Mylan NV (Netherlands)*	(270)	(8,470)
PerkinElmer, Inc.	(56)	(3,862)
Perrigo Co. PLC (Ireland)	(57)	(4,825)
Pfizer, Inc.	(1,087)	(38,806)
Quintiles IMS Holdings, Inc.*	(108)	(10,268)
Regeneron Pharmaceuticals, Inc.*	(61)	(27,274)
Thermo Fisher Scientific, Inc.	(197)	(37,272)
Waters Corp.*	(7)	(1,257)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Zoetis, Inc.	(10)	$(638)

		(263,425)

Real Estate — (6.2)%
American Tower Corp., REIT	(55)	(7,517)
Apartment Investment & Management Co., Class A, REIT	(80)	(3,509)
Boston Properties, Inc., REIT	(68)	(8,356)
Crown Castle International Corp., REIT	(186)	(18,596)
Equity Residential, REIT	(187)	(12,329)
Federal Realty Investment Trust, REIT	(35)	(4,347)
GGP, Inc., REIT	(445)	(9,243)
HCP, Inc., REIT	(237)	(6,596)
Host Hotels & Resorts, Inc., REIT	(362)	(6,693)
Iron Mountain, Inc., REIT	(134)	(5,213)
Kimco Realty Corp., REIT	(224)	(4,379)
Macerich Co. (The), REIT	(77)	(4,233)
SBA Communications Corp., REIT*	(61)	(8,787)
Simon Property Group, Inc., REIT	(111)	(17,872)
SL Green Realty Corp., REIT	(54)	(5,471)
Vornado Realty Trust, REIT	(96)	(7,380)
Welltower, Inc., REIT	(186)	(13,072)

		(143,593)

Retailing — (3.1)%
Amazon.com, Inc.*	(24)	(23,072)
Kohl’s Corp.	(2)	(91)
L Brands, Inc.	(2)	(84)
Priceline Group, Inc. (The)*	(21)	(38,447)
TripAdvisor, Inc.*	(90)	(3,648)
Ulta Beauty, Inc.*	(31)	(7,008)

		(72,350)

Semiconductors & Semiconductor Equipment — (4.5)%
Advanced Micro Devices, Inc.*	(476)	(6,069)
Analog Devices, Inc.	(187)	(16,114)
Broadcom Ltd. (Singapore)	(190)	(46,083)
NVIDIA Corp.	(180)	(32,179)
Qorvo, Inc.*	(65)	(4,594)

		(105,039)

Software & Services — (4.3)%
Activision Blizzard, Inc.	(381)	(24,578)
Adobe Systems, Inc.*	(4)	(597)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Akamai Technologies, Inc.*	(87)	$(4,239)
Alliance Data Systems Corp.	(28)	(6,203)
ANSYS, Inc.*	(43)	(5,277)
Cadence Design Systems, Inc.*	(142)	(5,605)
DXC Technology Co.	(142)	(12,195)
Fiserv, Inc.*	(73)	(9,414)
Gartner, Inc.*	(45)	(5,598)
Global Payments, Inc.	(77)	(7,317)
PayPal Holdings, Inc.*	(31)	(1,985)
salesforce.com, Inc.*	(5)	(467)
Symantec Corp.	(308)	(10,105)
Synopsys, Inc.*	(22)	(1,772)
Western Union Co. (The)	(234)	(4,493)

		(99,845)

Technology Hardware & Equipment — (1.2)%
Amphenol Corp., Class A	(163)	(13,796)
Corning, Inc.	(454)	(13,584)

		(27,380)

Telecommunication Services — (0.0)%
Level 3 Communications, Inc.*	(12)	(639)

Transportation — (1.1)%
American Airlines Group, Inc.	(246)	(11,683)
CH Robinson Worldwide, Inc.	(71)	(5,403)
United Continental Holdings, Inc.*	(156)	(9,497)

		(26,583)

Utilities — (5.8)%
Alliant Energy Corp.	(116)	(4,822)
Ameren Corp.	(101)	(5,842)
American Electric Power Co., Inc.	(39)	(2,739)
American Water Works Co., Inc.	(91)	(7,363)
Consolidated Edison, Inc.	(154)	(12,425)
Dominion Resources, Inc.	(112)	(8,616)
Duke Energy Corp.	(139)	(11,665)
Entergy Corp.	(90)	(6,872)
Eversource Energy	(159)	(9,610)
NextEra Energy, Inc.	(4)	(586)
PG&E Corp.	(257)	(17,499)
Pinnacle West Capital Corp.	(56)	(4,735)
PPL Corp.	(344)	(13,055)
SCANA Corp.	(71)	(3,443)
Sempra Energy	(63)	(7,190)
Southern Co. (The)	(184)	(9,042)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED PLUS FUND

Portfolio of Investments (Concluded)

September 30, 2017

Number of Shares		Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Xcel Energy, Inc.	(191)	$(9,038)

		(134,542)

TOTAL COMMON STOCK (Proceeds $1,975,897)		(1,986,020)

TOTAL SECURITES SOLD SHORT - (85.6)%		(1,986,020)

(Proceeds $1,975,897)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.5%		916,429

NET ASSETS - 100.0%		$2,319,496

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 95.5%
COMMON STOCKS — 95.5%
Automobiles & Components — 1.6%
BorgWarner, Inc.†	75	$3,842
Delphi Automotive PLC (Jersey)†	95	9,348
General Motors Co.†	476	19,221
Harley-Davidson, Inc.(a)	59	2,844

		35,255

Banks — 3.9%
Bank of America Corp.†	621	15,736
BB&T Corp.†	50	2,347
Citigroup, Inc.†	110	8,001
Citizens Financial Group, Inc.†	38	1,439
Comerica, Inc.†	11	839
Huntington Bancshares, Inc.†	256	3,574
JPMorgan Chase & Co.†	218	20,821
KeyCorp.†	230	4,329
M&T Bank Corp.†	14	2,255
People’s United Financial, Inc.	2	36
PNC Financial Services Group, Inc. (The)†	30	4,043
Regions Financial Corp.†	76	1,157
SunTrust Banks, Inc.†	31	1,853
US Bancorp†	104	5,573
Wells Fargo & Co.†	305	16,821
Zions Bancorporation†	13	613

		89,437

Capital Goods — 7.4%
3M Co.†	31	6,507
Allegion PLC (Ireland)	34	2,940
AMETEK, Inc.†	32	2,113
Arconic, Inc.	173	4,304
Boeing Co. (The)†	158	40,165
Caterpillar, Inc.†	200	24,942
Cummins, Inc.†	58	9,746
Deere & Co.	1	126
Emerson Electric Co.†	4	251
Fastenal Co.	25	1,140
Fortive Corp.†	22	1,557
Honeywell International, Inc.†	125	17,718
Illinois Tool Works, Inc.†	22	3,255
Ingersoll-Rand PLC (Ireland)†	90	8,025
Jacobs Engineering Group, Inc.†	41	2,389
Lockheed Martin Corp.†	66	20,479
Northrop Grumman Corp.†	11	3,165
PACCAR, Inc.	4	289

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Pentair PLC (Ireland)	62	$4,214
Rockwell Automation, Inc.	27	4,812
Roper Technologies, Inc.	6	1,460
Snap-on, Inc.†	19	2,831
TransDigm Group, Inc.	16	4,090
United Technologies Corp.	4	464
WW Grainger, Inc.	3	539

		167,521

Commercial & Professional Services — 0.5%
Equifax, Inc.	3	318
Republic Services, Inc.	21	1,387
Robert Half International, Inc.†	45	2,265
Stericycle, Inc.*	5	358
Waste Management, Inc.	98	7,670

		11,998

Consumer Durables & Apparel — 1.1%
Coach, Inc.	96	3,867
DR Horton, Inc.†	84	3,354
Garmin Ltd. (Switzerland)	12	648
Hasbro, Inc.	9	879
Lennar Corp., Class A†	14	739
Michael Kors Holdings Ltd. (British Virgin Islands)*	57	2,727
NIKE, Inc., Class B	2	104
PulteGroup, Inc.	98	2,678
PVH Corp.†	28	3,530
Ralph Lauren Corp.†	29	2,560
Whirlpool Corp.†	23	4,242

		25,328

Consumer Services — 1.8%
H&R Block, Inc.†	13	344
Hilton Worldwide Holdings, Inc.	110	7,640
Marriott International, Inc., Class A†	127	14,003
McDonald’s Corp.†	50	7,834
Royal Caribbean Cruises Ltd. (Liberia)	32	3,793
Wyndham Worldwide Corp.†	38	4,006
Wynn Resorts Ltd.	6	894
Yum! Brands, Inc.†	20	1,472

		39,986

Diversified Financials — 5.3%
Ameriprise Financial, Inc.†	4	594

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Bank of New York Mellon Corp. (The)†	47	$2,492
Berkshire Hathaway, Inc., Class B†*	148	27,131
BlackRock, Inc.†	37	16,542
Capital One Financial Corp.†	29	2,455
CBOE Holdings, Inc.	15	1,614
Charles Schwab Corp. (The)†	172	7,523
CME Group, Inc.†	11	1,492
Discover Financial Services†	23	1,483
E*TRADE Financial Corp.†*	17	741
Franklin Resources, Inc.	189	8,412
Goldman Sachs Group, Inc. (The)†	38	9,013
Invesco Ltd. (Bermuda)	138	4,836
Leucadia National Corp.	22	556
Moody’s Corp.†	66	9,188
Morgan Stanley†	150	7,226
Nasdaq, Inc.†	57	4,421
Northern Trust Corp.†	14	1,287
Raymond James Financial, Inc.	8	675
S&P Global, Inc.†	15	2,345
State Street Corp.†	22	2,102
Synchrony Financial†	48	1,490
T Rowe Price Group, Inc.†	82	7,433

		121,051

Energy — 4.6%
Anadarko Petroleum Corp.	187	9,135
Cabot Oil & Gas Corp.	28	749
Chesapeake Energy Corp.(a)*	265	1,140
Chevron Corp.†	203	23,852
ConocoPhillips†	415	20,771
Devon Energy Corp.	25	918
Marathon Oil Corp.	26	353
Marathon Petroleum Corp.†	163	9,141
Noble Energy, Inc.	37	1,049
Occidental Petroleum Corp.	258	16,566
ONEOK, Inc.†	121	6,705
Range Resources Corp.(a)	84	1,644
Valero Energy Corp.†	158	12,155

		104,178

Food & Staples Retailing — 4.5%
Costco Wholesale Corp.	23	3,779
CVS Health Corp.†	370	30,088
Kroger Co. (The)	55	1,103
Sysco Corp.†	180	9,711

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Walgreens Boots Alliance, Inc.†	278	$21,467
Wal-Mart Stores, Inc.†	475	37,116

		103,264

Food, Beverage & Tobacco — 3.8%
Altria Group, Inc.†	412	26,129
Campbell Soup Co.	18	843
Coca-Cola Co. (The)	252	11,343
Conagra Brands, Inc.†	153	5,162
Dr Pepper Snapple Group, Inc.†	62	5,485
General Mills, Inc.	81	4,193
Hormel Foods Corp.(a)	1	32
JM Smucker Co. (The)	6	630
Kellogg Co.	116	7,235
Kraft Heinz Co. (The)	39	3,024
Molson Coors Brewing Co., Class B	73	5,960
PepsiCo, Inc.	97	10,809
Philip Morris International, Inc.†	41	4,551

		85,396

Health Care Equipment & Services — 7.2%
Aetna, Inc.†	123	19,558
AmerisourceBergen Corp.	77	6,372
Anthem, Inc.†	92	17,469
Baxter International, Inc.†	35	2,196
Centene Corp.†*	60	5,806
Cigna Corp.†	90	16,825
CR Bard, Inc.	4	1,282
Express Scripts Holding Co.†*	219	13,867
HCA Healthcare, Inc.†*	122	9,710
Humana, Inc.†	52	12,669
Laboratory Corp. of America Holdings†*	37	5,586
McKesson Corp.†	72	11,060
Medtronic PLC (Ireland)†	98	7,621
Quest Diagnostics, Inc.†	27	2,528
UnitedHealth Group, Inc.†	122	23,894
Universal Health Services, Inc., Class B	33	3,661
Varian Medical Systems, Inc.*	32	3,202

		163,306

Household & Personal Products — 1.2%
Church & Dwight Co., Inc.†	16	775
Clorox Co. (The)	44	5,804
Colgate-Palmolive Co.	51	3,715

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A†	23	$2,480
Kimberly-Clark Corp.†	94	11,062
Procter & Gamble Co. (The)†	48	4,367

		28,203

Insurance — 1.5%
Allstate Corp. (The)	16	1,471
Aon PLC (United Kingdom)†	75	10,958
Arthur J Gallagher & Co.	10	616
Chubb Ltd. (Switzerland)†	40	5,702
MetLife, Inc.	64	3,325
Progressive Corp. (The)†	99	4,794
Prudential Financial, Inc.†	33	3,509
Torchmark Corp.†	8	641
Travelers Cos., Inc. (The)†	14	1,715
Unum Group†	15	767
Willis Towers Watson PLC (Ireland)	8	1,234

		34,732

Materials — 3.0%
Air Products & Chemicals, Inc.†	74	11,190
Ball Corp.	119	4,915
FMC Corp.	45	4,019
Freeport-McMoRan, Inc.†*	476	6,683
LyondellBasell Industries NV, Class A (Netherlands)†	138	13,669
Newmont Mining Corp.	181	6,789
Packaging Corp. of America	32	3,670
PPG Industries, Inc.†	2	217
Praxair, Inc.	17	2,376
Sherwin-Williams Co. (The)†	33	11,815
WestRock Co.†	67	3,801

		69,144

Media — 5.4%
CBS Corp., Class B, non-voting shares†	84	4,872
Charter Communications, Inc., Class A†*	16	5,815
Comcast Corp., Class A†	779	29,976
Discovery Communications, Inc., Class A†*	58	1,235
News Corp., Class A†	203	2,692
Omnicom Group, Inc.†	82	6,074
Scripps Networks Interactive, Inc., Class A†	45	3,865

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Time Warner, Inc.†	262	$26,842
Twenty-First Century Fox, Inc., Class A†	640	16,883
Viacom, Inc., Class B	25	696
Walt Disney Co. (The)†	229	22,573

		121,523

Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
AbbVie, Inc.†	268	23,815
Amgen, Inc.†	103	19,204
Biogen, Inc.†*	20	6,262
Bristol-Myers Squibb Co.†	99	6,310
Celgene Corp.†*	88	12,832
Gilead Sciences, Inc.†	351	28,438
Johnson & Johnson†	132	17,161
Merck & Co., Inc.†	35	2,241
Waters Corp.†*	4	718

		116,981

Real Estate — 1.4%
Alexandria Real Estate Equities, Inc., REIT	24	2,855
CBRE Group, Inc., Class A, REIT†*	21	796
Digital Realty Trust, Inc., REIT†	11	1,302
Duke Realty Corp., REIT	101	2,911
Essex Property Trust, Inc., REIT†	4	1,016
Extra Space Storage, Inc., REIT†	35	2,797
Mid-America Apartment Communities, Inc., REIT	38	4,061
Prologis, Inc., REIT	74	4,696
Public Storage, REIT	5	1,070
Realty Income Corp., REIT	18	1,029
Regency Centers Corp., REIT	57	3,536
UDR, Inc., REIT†	17	647
Ventas, Inc., REIT†	12	782
Weyerhaeuser Co., REIT†	105	3,573

		31,071

Retailing — 5.2%
Advance Auto Parts, Inc.	25	2,480
Amazon.com, Inc.*	3	2,884
AutoZone, Inc.†*	8	4,761
Best Buy Co., Inc.†	111	6,323
CarMax, Inc.*	51	3,866
Dollar General Corp.†	21	1,702
Dollar Tree, Inc.*	15	1,302

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
Gap, Inc. (The)†(a)	24	$709
Genuine Parts Co.	50	4,782
Home Depot, Inc. (The)†	237	38,764
LKQ Corp.*	105	3,779
Lowe’s Cos., Inc.†	289	23,103
Macy’s, Inc.	19	415
Nordstrom, Inc.	51	2,405
O’Reilly Automotive, Inc.†*	27	5,815
Ross Stores, Inc.	102	6,586
Signet Jewelers Ltd. (Bermuda)(a)	21	1,398
Target Corp.†	32	1,888
Tiffany & Co.	8	734
TJX Cos., Inc. (The)†	36	2,654
Tractor Supply Co.	42	2,658

		119,008

Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	11	948
Applied Materials, Inc.†	377	19,638
Intel Corp.†	690	26,275
KLA-Tencor Corp.†	55	5,830
Lam Research Corp.†	64	11,843
Microchip Technology, Inc.(a)	15	1,347
Micron Technology, Inc.*	411	16,165
Skyworks Solutions, Inc.	65	6,624
Texas Instruments, Inc.†	223	19,990
Xilinx, Inc.	84	5,950

		114,610

Software & Services — 9.9%
Accenture PLC, Class A (Ireland)†	76	10,265
Alphabet, Inc., Class A†*	40	38,949
Automatic Data Processing, Inc.	60	6,559
CA, Inc.†	28	935
Citrix Systems, Inc.*	33	2,535
Cognizant Technology Solutions Corp., Class A†	35	2,539
CSRA, Inc.†	57	1,839
eBay, Inc.†*	106	4,077
Electronic Arts, Inc.†*	105	12,396
Facebook, Inc., Class A†*	127	21,700
Fidelity National Information Services, Inc.†	10	934
International Business Machines Corp.†	131	19,005
Intuit, Inc.†	87	12,366

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Mastercard, Inc., Class A†	64	$9,037
Microsoft Corp.†	278	20,708
Oracle Corp.†	608	29,397
Paychex, Inc.	122	7,315
Total System Services, Inc.	39	2,554
VeriSign, Inc.†*	9	958
Visa, Inc., Class A†	197	20,732

		224,800

Technology Hardware & Equipment — 6.8%
Apple, Inc.†	499	76,908
Cisco Systems, Inc.†	756	25,424
F5 Networks, Inc.†*	23	2,773
FLIR Systems, Inc.†	46	1,790
Harris Corp.	41	5,399
Hewlett Packard Enterprise Co.	557	8,193
HP, Inc.†	588	11,736
Juniper Networks, Inc.†	133	3,701
NetApp, Inc.	93	4,070
TE Connectivity Ltd. (Switzerland)†	34	2,824
Western Digital Corp.†	100	8,640
Xerox Corp.	89	2,963

		154,421

Telecommunication Services — 2.5%
AT&T, Inc.†	662	25,931
CenturyLink, Inc.(a)	34	643
Verizon Communications, Inc.†	608	30,090

		56,664

Transportation — 4.6%
Alaska Air Group, Inc.†	12	915
CH Robinson Worldwide, Inc.†(a)	7	533
CSX Corp.	200	10,852
Delta Air Lines, Inc.†	253	12,200
Expeditors International of Washington, Inc.†	61	3,651
FedEx Corp.†	45	10,151
JB Hunt Transport Services, Inc.	37	4,110
Norfolk Southern Corp.	59	7,802
Southwest Airlines Co.†	212	11,868
Union Pacific Corp.†	204	23,658
United Continental Holdings, Inc.†*	23	1,400
United Parcel Service, Inc., Class B	140	16,813

		103,953

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — 2.0%
AES Corp.†	40	$441
CenterPoint Energy, Inc.†	30	876
CMS Energy Corp.	95	4,400
DTE Energy Co.†	60	6,442
Edison International	66	5,093
Exelon Corp.†	17	640
FirstEnergy Corp.	150	4,624
NextEra Energy, Inc.	17	2,491
NiSource, Inc.	20	512
NRG Energy, Inc.†	110	2,815
PPL Corp.†	30	1,138
Public Service Enterprise Group, Inc.	171	7,909
Southern Co. (The)	1	49
WEC Energy Group, Inc.†	106	6,655
Xcel Energy, Inc.†	5	237

		44,322

TOTAL COMMON STOCKS (Cost $1,870,956)		2,166,152

TOTAL LONG POSITIONS - 95.5%		2,166,152

(Cost $1,870,956)

SHORT POSITIONS — (34.7)%
COMMON STOCKS — (34.7)%
Automobiles & Components — (0.5)%
Ford Motor Co.	(861)	(10,306)
Goodyear Tire & Rubber Co. (The)	(55)	(1,829)

		(12,135)

Capital Goods — (2.6)%
Acuity Brands, Inc.	(10)	(1,713)
AO Smith Corp.	(38)	(2,258)
Dover Corp.	(10)	(914)
Eaton Corp. PLC (Ireland)	(99)	(7,602)
Fluor Corp.	(31)	(1,305)
Fortune Brands Home & Security, Inc.	(34)	(2,286)
General Dynamics Corp.	(41)	(8,429)
General Electric Co.	(397)	(9,599)
Johnson Controls International PLC (Ireland)	(203)	(8,179)
L3 Technologies, Inc.	(17)	(3,203)
Masco Corp.	(69)	(2,692)
Quanta Services, Inc.*	(34)	(1,271)
Raytheon Co.	(6)	(1,119)
Rockwell Collins, Inc.	(3)	(392)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Stanley Black & Decker, Inc.	(34)	$(5,133)
United Rentals, Inc.*	(19)	(2,636)

		(58,731)

Commercial & Professional Services — (0.5)%
Cintas Corp.	(24)	(3,463)
IHS Markit Ltd. (Bermuda)*	(87)	(3,835)
Nielsen Holdings PLC (United Kingdom)	(78)	(3,233)
Verisk Analytics, Inc.*	(18)	(1,497)

		(12,028)

Consumer Durables & Apparel — (0.9)%
Hanesbrands, Inc.	(80)	(1,971)
Leggett & Platt, Inc.	(29)	(1,384)
Mattel, Inc.	(74)	(1,146)
Mohawk Industries, Inc.*	(16)	(3,960)
Newell Brands, Inc.	(105)	(4,480)
Under Armour, Inc., Class C*	(95)	(1,427)
VF Corp.	(86)	(5,467)

		(19,835)

Consumer Services — (0.9)%
Carnival Corp. (Panama)	(158)	(10,202)
Chipotle Mexican Grill, Inc.*	(7)	(2,155)
Darden Restaurants, Inc.	(27)	(2,127)
MGM Resorts International	(125)	(4,074)
Starbucks Corp.	(37)	(1,987)

		(20,545)

Diversified Financials — (0.8)%
American Express Co.	(181)	(16,373)
Navient Corp.	(56)	(841)

		(17,214)

Energy — (3.9)%
Andeavor	(15)	(1,547)
Apache Corp.	(2)	(92)
Cimarex Energy Co.	(21)	(2,387)
Concho Resources, Inc.*	(32)	(4,215)
EOG Resources, Inc.	(71)	(6,869)
EQT Corp.	(38)	(2,479)
Exxon Mobil Corp.	(55)	(4,509)
Halliburton Co.	(189)	(8,700)
Helmerich & Payne, Inc.	(24)	(1,251)
Hess Corp.	(69)	(3,235)
Kinder Morgan, Inc.	(497)	(9,532)
National Oilwell Varco, Inc.	(3)	(107)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Newfield Exploration Co.*	(44)	$(1,305)
Phillips 66	(90)	(8,245)
Pioneer Natural Resources Co.	(37)	(5,459)
Schlumberger Ltd. (Curacao)	(295)	(20,579)
TechnipFMC PLC (United Kingdom)*	(101)	(2,820)
Williams Cos., Inc. (The)	(180)	(5,402)

		(88,733)

Food, Beverage & Tobacco — (1.5)%
Archer-Daniels-Midland Co.	(123)	(5,229)
Hershey Co. (The)	(47)	(5,131)
McCormick & Co., Inc., non-voting shares	(28)	(2,874)
Mondelez International, Inc., Class A	(320)	(13,011)
Monster Beverage Corp.*	(34)	(1,878)
Tyson Foods, Inc., Class A	(79)	(5,566)

		(33,689)

Health Care Equipment & Services — (3.2)%
Abbott Laboratories	(4)	(214)
Becton Dickinson and Co.	(50)	(9,798)
Boston Scientific Corp.*	(298)	(8,693)
Cardinal Health, Inc.	(69)	(4,617)
Cooper Cos., Inc. (The)	(11)	(2,608)
Danaher Corp.	(151)	(12,953)
DaVita, Inc.*	(42)	(2,494)
DENTSPLY SIRONA, Inc.	(50)	(2,990)
Edwards Lifesciences Corp.*	(33)	(3,607)
Envision Healthcare Corp.*	(4)	(180)
Henry Schein, Inc.*	(36)	(2,952)
Hologic, Inc.*	(33)	(1,211)
Patterson Cos., Inc.	(21)	(812)
ResMed, Inc.	(31)	(2,386)
Stryker Corp.	(82)	(11,646)
Zimmer Biomet Holdings, Inc.	(44)	(5,152)

		(72,313)

Household & Personal Products — (0.1)%
Coty, Inc., Class A	(164)	(2,711)
Insurance — (1.8)%
Aflac, Inc.	(4)	(326)
American International Group, Inc.	(196)	(12,032)
Assurant, Inc.	(14)	(1,337)
Brighthouse Financial, Inc.*	(27)	(1,642)
Cincinnati Financial Corp.	(36)	(2,757)
Everest Re Group Ltd.	(9)	(2,056)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Insurance — (Continued)
Hartford Financial Services Group, Inc. (The)	(79)	$(4,379)
Lincoln National Corp.	(49)	(3,601)
Loews Corp.	(73)	(3,494)
Marsh & McLennan Cos., Inc.	(23)	(1,928)
Principal Financial Group, Inc.	(63)	(4,053)
XL Group Ltd. (Bermuda)	(57)	(2,249)

		(39,854)

Materials — (2.6)%
Albemarle Corp.	(24)	(3,272)
DowDuPont, Inc.	(171)	(11,838)
Eastman Chemical Co.	(33)	(2,986)
Ecolab, Inc.	(65)	(8,360)
International Flavors & Fragrances, Inc.	(18)	(2,572)
International Paper Co.	(91)	(5,171)
Martin Marietta Materials, Inc.	(15)	(3,093)
Monsanto Co.	(95)	(11,383)
Mosaic Co. (The)	(79)	(1,706)
Nucor Corp.	(70)	(3,923)
Sealed Air Corp.	(42)	(1,794)
Vulcan Materials Co.	(30)	(3,588)

		(59,686)

Media — (0.1)%
DISH Network Corp., Class A*	(26)	(1,410)
Interpublic Group of Cos., Inc. (The)	(86)	(1,788)

		(3,198)

Pharmaceuticals, Biotechnology & Life Sciences — (4.8)%
Alexion Pharmaceuticals, Inc.*	(50)	(7,014)
Allergan PLC (Ireland)	(73)	(14,961)
Eli Lilly & Co.	(228)	(19,503)
Illumina, Inc.*	(33)	(6,574)
Incyte Corp.*	(47)	(5,487)
Mylan NV (Netherlands)*	(117)	(3,670)
PerkinElmer, Inc.	(24)	(1,655)
Perrigo Co. PLC (Ireland)	(31)	(2,624)
Pfizer, Inc.	(354)	(12,638)
Quintiles IMS Holdings, Inc.*	(47)	(4,468)
Regeneron Pharmaceuticals, Inc.*	(27)	(12,072)
Thermo Fisher Scientific, Inc.	(85)	(16,082)
Zoetis, Inc.	(23)	(1,466)

		(108,214)

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (2.9)%
American Tower Corp., REIT	(32)	$(4,374)
Apartment Investment & Management Co., Class A, REIT	(35)	(1,535)
AvalonBay Communities, Inc., REIT	(23)	(4,104)
Boston Properties, Inc., REIT	(30)	(3,686)
Crown Castle International Corp., REIT	(79)	(7,898)
Equity Residential, REIT	(80)	(5,274)
Federal Realty Investment Trust, REIT	(16)	(1,987)
GGP, Inc., REIT	(192)	(3,988)
HCP, Inc., REIT	(102)	(2,839)
Host Hotels & Resorts, Inc., REIT	(162)	(2,995)
Iron Mountain, Inc., REIT	(58)	(2,256)
Kimco Realty Corp., REIT	(95)	(1,857)
Macerich Co. (The), REIT	(33)	(1,814)
SBA Communications Corp., REIT*	(27)	(3,889)
Simon Property Group, Inc., REIT	(41)	(6,601)
SL Green Realty Corp., REIT	(23)	(2,330)
Vornado Realty Trust, REIT	(42)	(3,229)
Welltower, Inc., REIT	(81)	(5,693)

		(66,349)

Retailing — (0.9)%
Expedia, Inc.	(3)	(432)
Foot Locker, Inc.	(29)	(1,021)
L Brands, Inc.	(14)	(583)
Priceline Group, Inc. (The)*	(7)	(12,816)
TripAdvisor, Inc.*	(33)	(1,337)
Ulta Beauty, Inc.*	(14)	(3,165)

		(19,354)

Semiconductors & Semiconductor Equipment — (1.8)%
Advanced Micro Devices, Inc.*	(205)	(2,614)
Broadcom Ltd. (Singapore)	(81)	(19,646)
NVIDIA Corp.	(75)	(13,408)
Qorvo, Inc.*	(29)	(2,050)
QUALCOMM, Inc.	(59)	(3,059)

		(40,777)

Software & Services — (1.9)%
Activision Blizzard, Inc.	(164)	(10,580)
Adobe Systems, Inc.*	(3)	(448)
Akamai Technologies, Inc.*	(38)	(1,851)
Alliance Data Systems Corp.	(13)	(2,880)
ANSYS, Inc.*	(19)	(2,332)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Cadence Design Systems, Inc.*	(61)	$(2,408)
DXC Technology Co.	(62)	(5,325)
Fiserv, Inc.*	(45)	(5,803)
Gartner, Inc.*	(20)	(2,488)
Global Payments, Inc.	(34)	(3,231)
PayPal Holdings, Inc.*	(34)	(2,177)
Synopsys, Inc.*	(33)	(2,657)
Western Union Co. (The)	(102)	(1,958)

		(44,138)

Technology Hardware & Equipment — (0.7)%
Amphenol Corp., Class A	(70)	(5,925)
Corning, Inc.	(195)	(5,834)
Motorola Solutions, Inc.	(36)	(3,055)

		(14,814)

Telecommunication Services — 0.0%
Level 3 Communications, Inc.*	(4)	(213)

Transportation — (0.3)%
American Airlines Group, Inc.	(112)	(5,319)
Kansas City Southern	(13)	(1,413)

		(6,732)

Utilities — (2.0)%
Alliant Energy Corp.	(50)	(2,078)
Ameren Corp.	(53)	(3,066)
American Electric Power Co., Inc.	(33)	(2,318)
American Water Works Co., Inc.	(39)	(3,155)
Consolidated Edison, Inc.	(67)	(5,406)
Dominion Resources, Inc.	(43)	(3,308)
Duke Energy Corp.	(52)	(4,364)
Entergy Corp.	(38)	(2,902)
Eversource Energy	(69)	(4,170)
PG&E Corp.	(111)	(7,558)
Pinnacle West Capital Corp.	(24)	(2,029)
SCANA Corp.	(30)	(1,455)
Sempra Energy	(34)	(3,880)

		(45,689)

TOTAL COMMON STOCK (Proceeds $780,445)		(786,952)

TOTAL SECURITES SOLD SHORT - (34.7)%		(786,952)

(Proceeds $780,445)
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.2%		887,932

NET ASSETS - 100.0%		$2,267,132

The accompanying notes are an integral part of the financial statements.

GOTHAM HEDGED CORE FUND

Portfolio of Investments (Concluded)

September 30, 2017

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — 100.5%
Automobiles & Components — 1.9%
BorgWarner, Inc.	4	$205
Delphi Automotive PLC (Jersey)	100	9,840
General Motors Co.	852	34,404
Harley-Davidson, Inc.	99	4,773

		49,222

Banks — 0.0%
Regions Financial Corp.	16	244
Capital Goods — 8.5%
3M Co.	16	3,358
Acuity Brands, Inc.	10	1,713
Allegion PLC (Ireland)	42	3,632
AMETEK, Inc.	55	3,632
Arconic, Inc.	148	3,682
Boeing Co. (The)	201	51,096
Caterpillar, Inc.	292	36,415
Cummins, Inc.	97	16,299
Emerson Electric Co.	3	189
Fastenal Co.	167	7,612
Flowserve Corp.	20	852
General Electric Co.	15	363
Honeywell International, Inc.	218	30,899
Illinois Tool Works, Inc.	20	2,959
Ingersoll-Rand PLC (Ireland)	6	535
Jacobs Engineering Group, Inc.	70	4,079
Lockheed Martin Corp.	65	20,169
Northrop Grumman Corp.	10	2,877
Pentair PLC (Ireland)	105	7,136
Rockwell Automation, Inc.	71	12,653
Rockwell Collins, Inc.	12	1,569
Snap-on, Inc.	30	4,470
TransDigm Group, Inc.	28	7,158
United Technologies Corp.	6	696

		224,043

Commercial & Professional Services — 1.0%
Equifax, Inc.	40	4,240
Republic Services, Inc.	66	4,360
Robert Half International, Inc.	74	3,725
Stericycle, Inc.*	5	358
Verisk Analytics, Inc.*	12	998
Waste Management, Inc.	167	13,071

		26,752

Consumer Durables & Apparel — 1.5%
Coach, Inc.	163	6,566

	Number Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Garmin Ltd. (Switzerland)	109	$5,883
Hasbro, Inc.	52	5,079
Michael Kors Holdings Ltd. (British Virgin Islands)*	95	4,546
NIKE, Inc., Class B	79	4,096
PVH Corp.	2	252
Ralph Lauren Corp.	47	4,150
Whirlpool Corp.	43	7,931

		38,503

Consumer Services — 3.1%
Hilton Worldwide Holdings, Inc.	188	13,057
Marriott International, Inc., Class A	141	15,547
McDonald’s Corp.	104	16,295
Royal Caribbean Cruises Ltd. (Liberia)	125	14,818
Wyndham Worldwide Corp.	63	6,641
Yum! Brands, Inc.	199	14,648

		81,006

Diversified Financials — 4.1%
BlackRock, Inc.	66	29,508
E*TRADE Financial Corp.*	3	131
Franklin Resources, Inc.	323	14,377
Invesco Ltd. (Bermuda)	235	8,234
Moody’s Corp.	111	15,452
Nasdaq, Inc.	96	7,447
S&P Global, Inc.	133	20,789
T Rowe Price Group, Inc.	139	12,600

		108,538

Energy — 3.4%
Anadarko Petroleum Corp.	319	15,583
Chesapeake Energy Corp.*	524	2,253
ConocoPhillips	704	35,235
Marathon Oil Corp.	197	2,671
Marathon Petroleum Corp.	132	7,403
Occidental Petroleum Corp.	43	2,761
ONEOK, Inc.	33	1,829
Range Resources Corp.	144	2,818
Valero Energy Corp.	255	19,617

		90,170

Food & Staples Retailing — 5.5%
CVS Health Corp.	595	48,385
Sysco Corp.	306	16,509
Walgreens Boots Alliance, Inc.	519	40,077

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food & Staples Retailing — (Continued)
Wal-Mart Stores, Inc.	504	$39,383

		144,354

Food, Beverage & Tobacco — 4.3%
Altria Group, Inc.	459	29,110
Campbell Soup Co.	3	140
Coca-Cola Co. (The)	367	16,519
Conagra Brands, Inc.	252	8,502
Dr Pepper Snapple Group, Inc.	106	9,378
General Mills, Inc.	193	9,990
Hormel Foods Corp.	39	1,253
Kellogg Co.	79	4,927
Kraft Heinz Co. (The)	67	5,196
Molson Coors Brewing Co., Class B	58	4,735
Mondelez International, Inc., Class A	126	5,123
PepsiCo, Inc.	118	13,149
Philip Morris International, Inc.	43	4,773

		112,795

Health Care Equipment & Services — 9.7%
Aetna, Inc.	192	30,530
AmerisourceBergen Corp.	130	10,758
Anthem, Inc.	152	28,862
Baxter International, Inc.	8	502
Centene Corp.*	100	9,677
Cigna Corp.	146	27,293
Express Scripts Holding Co.*	362	22,922
HCA Healthcare, Inc.*	208	16,555
Hologic, Inc.*	11	404
Humana, Inc.	86	20,952
Laboratory Corp. of America Holdings*	59	8,907
McKesson Corp.	122	18,740
Medtronic PLC (Ireland)	218	16,954
Quest Diagnostics, Inc.	34	3,184
UnitedHealth Group, Inc.	108	21,152
Universal Health Services, Inc., Class B	56	6,213
Varian Medical Systems, Inc.*	54	5,403
Zimmer Biomet Holdings, Inc.	60	7,025

		256,033

Household & Personal Products — 2.2%
Church & Dwight Co., Inc.	144	6,977
Clorox Co. (The)	75	9,893
Colgate-Palmolive Co.	156	11,365

	Number Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Estee Lauder Cos., Inc. (The), Class A	19	$2,049
Kimberly-Clark Corp.	204	24,007
Procter & Gamble Co. (The)	39	3,548

		57,839

Insurance — 1.1%
Aflac, Inc.	4	326
Allstate Corp. (The)	6	551
American International Group, Inc.	2	123
Aon PLC (United Kingdom)	77	11,250
Arthur J Gallagher & Co.	4	246
Assurant, Inc.	1	96
Brighthouse Financial, Inc.*	3	182
Chubb Ltd. (Switzerland)	4	570
Everest Re Group Ltd. (Bermuda)	1	228
Hartford Financial Services Group, Inc. (The)	7	388
Loews Corp.	1	48
Progressive Corp. (The)	13	629
Torchmark Corp.	1	80
Travelers Cos., Inc. (The)	5	613
Willis Towers Watson PLC (Ireland)	78	12,030
XL Group Ltd. (Bermuda)	5	197

		27,557

Materials — 3.3%
Air Products & Chemicals, Inc.	126	19,054
Eastman Chemical Co.	11	995
FMC Corp.	21	1,876
Freeport-McMoRan, Inc.*	547	7,680
LyondellBasell Industries NV, Class A (Netherlands)	178	17,631
Newmont Mining Corp.	308	11,553
Packaging Corp. of America	55	6,307
PPG Industries, Inc.	34	3,694
Sherwin-Williams Co. (The)	53	18,976
WestRock Co.	2	113

		87,879

Media — 6.2%
CBS Corp., Class B, non-voting shares	160	9,280
Comcast Corp., Class A	802	30,861
DISH Network Corp., Class A*	89	4,826
Interpublic Group of Cos., Inc. (The)	101	2,100

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
News Corp., Class A	336	$4,455
Omnicom Group, Inc.	135	9,999
Scripps Networks Interactive, Inc., Class A	75	6,442
Time Warner, Inc.	384	39,341
Twenty-First Century Fox, Inc., Class A	905	23,874
Viacom, Inc., Class B	6	167
Walt Disney Co. (The)	308	30,360

		161,705

Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
AbbVie, Inc.	268	23,815
Amgen, Inc.	182	33,934
Biogen, Inc.*	40	12,525
Bristol-Myers Squibb Co.	112	7,139
Celgene Corp.*	53	7,728
Gilead Sciences, Inc.	436	35,325
Johnson & Johnson	46	5,980
Merck & Co., Inc.	29	1,857
PerkinElmer, Inc.	15	1,035
Perrigo Co. PLC (Ireland)	82	6,941
Waters Corp.*	38	6,822

		143,101

Real Estate — 0.5%
Alexandria Real Estate Equities, Inc., REIT	2	238
Apartment Investment & Management Co., Class A, REIT	11	482
AvalonBay Communities, Inc., REIT	5	892
Boston Properties, Inc., REIT	2	246
Digital Realty Trust, Inc., REIT	4	473
Duke Realty Corp., REIT	10	288
Equity Residential, REIT	10	659
Essex Property Trust, Inc., REIT	8	2,032
Extra Space Storage, Inc., REIT	8	639
Federal Realty Investment Trust, REIT	1	124
GGP, Inc., REIT	12	249
HCP, Inc., REIT	13	362
Kimco Realty Corp., REIT	19	371
Macerich Co. (The) REIT	4	220
Mid-America Apartment Communities, Inc., REIT	3	321
Prologis, Inc., REIT	6	381

	Number Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Public Storage, REIT	3	$642
Realty Income Corp., REIT	6	343
Regency Centers Corp., REIT	6	372
Simon Property Group, Inc., REIT	4	644
SL Green Realty Corp., REIT	2	203
UDR, Inc., REIT	12	456
Ventas, Inc., REIT	8	521
Vornado Realty Trust, REIT	4	308
Welltower, Inc., REIT	10	703
Weyerhaeuser Co., REIT	28	953

		13,122

Retailing — 8.0%
Advance Auto Parts, Inc.	43	4,266
AutoZone, Inc.*	2	1,190
Best Buy Co., Inc.	183	10,424
CarMax, Inc.*	105	7,960
Dollar General Corp.	157	12,725
Dollar Tree, Inc.*	137	11,894
Foot Locker, Inc.	2	70
Gap, Inc. (The)	229	6,762
Genuine Parts Co.	85	8,130
Home Depot, Inc. (The)	280	45,797
L Brands, Inc.	3	125
LKQ Corp.*	179	6,442
Lowe’s Cos., Inc.	484	38,691
Macy’s, Inc.	3	65
Nordstrom, Inc.	98	4,621
O’Reilly Automotive, Inc.*	20	4,307
Ross Stores, Inc.	223	14,399
Signet Jewelers Ltd. (Bermuda)	39	2,595
Tiffany & Co.	1	92
TJX Cos., Inc. (The)	368	27,133
Tractor Supply Co.	40	2,532

		210,220

Semiconductors & Semiconductor Equipment — 6.3%
Applied Materials, Inc.	617	32,140
Intel Corp.	637	24,257
KLA-Tencor Corp.	91	9,646
Lam Research Corp.	105	19,429
Micron Technology, Inc.*	703	27,649
QUALCOMM, Inc.	435	22,550
Skyworks Solutions, Inc.	81	8,254
Texas Instruments, Inc.	116	10,398

The accompanying notes are an integral part of the financial statements.

GOTHAM INSTITUTIONAL VALUE FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Xilinx, Inc.	144	$10,200

		164,523

Software & Services — 8.3%
Accenture PLC, Class A (Ireland)	127	17,154
Alphabet, Inc., Class A*	13	12,658
Automatic Data Processing, Inc.	168	18,366
CA, Inc.	241	8,045
Citrix Systems, Inc.*	89	6,837
CSRA, Inc.	95	3,066
eBay, Inc.*	269	10,346
Electronic Arts, Inc.*	179	21,133
Fiserv, Inc.*	25	3,224
International Business Machines Corp.	224	32,498
Intuit, Inc.	148	21,037
Microsoft Corp.	15	1,117
Oracle Corp.	653	31,573
Paychex, Inc.	208	12,472
Total System Services, Inc.	107	7,008
VeriSign, Inc.*	41	4,362
Visa, Inc., Class A	67	7,051
Western Union Co. (The)	1	19

		217,966

Technology Hardware & Equipment — 6.8%
Apple, Inc.	222	34,215
Cisco Systems, Inc.	1,400	47,082
F5 Networks, Inc.*	38	4,581
FLIR Systems, Inc.	40	1,556
Harris Corp.	70	9,218
Hewlett Packard Enterprise Co.	942	13,857
HP, Inc.	966	19,281
Juniper Networks, Inc.	220	6,123
Motorola Solutions, Inc.	61	5,177
NetApp, Inc.	156	6,827
Seagate Technology PLC (Ireland)	169	5,606
TE Connectivity Ltd. (Switzerland)	74	6,146
Western Digital Corp.	170	14,688
Xerox Corp.	151	5,027

		179,384

	Number Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — 2.7%
AT&T, Inc.	828	$32,433
CenturyLink, Inc.	6	113
Verizon Communications, Inc.	774	38,305

		70,851

Transportation — 5.8%
Alaska Air Group, Inc.	5	381
CSX Corp.	308	16,712
Delta Air Lines, Inc.	275	13,260
Expeditors International of Washington, Inc.	104	6,225
FedEx Corp.	116	26,167
JB Hunt Transport Services, Inc.	64	7,109
Norfolk Southern Corp.	133	17,588
Southwest Airlines Co.	346	19,369
Union Pacific Corp.	215	24,934
United Parcel Service, Inc., Class B	172	20,655

		152,400

Utilities — 0.9%
FirstEnergy Corp.	257	7,923
NRG Energy, Inc.	5	128
Public Service Enterprise Group, Inc.	292	13,505
WEC Energy Group, Inc.	19	1,193

		22,749

TOTAL COMMON STOCKS - 100.5% (Cost $2,386,472)		2,640,956

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%		(14,226)

NET ASSETS - 100.0%		$2,626,730

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — 100.3%
Automobiles & Components — 1.6%
BorgWarner, Inc.	4	$205
Delphi Automotive PLC (Jersey)	108	10,627
Ford Motor Co.	56	670
General Motors Co.	760	30,689
Goodyear Tire & Rubber Co. (The)	4	133
Harley-Davidson, Inc.	87	4,194

		46,518

Banks — 0.7%
Bank of America Corp.	142	3,598
BB&T Corp.	12	563
Citigroup, Inc.	33	2,400
Citizens Financial Group, Inc.	8	303
Comerica, Inc.	3	229
Fifth Third Bancorp	10	280
Huntington Bancshares, Inc.	15	209
JPMorgan Chase & Co.	50	4,775
KeyCorp.	15	282
M&T Bank Corp.	3	483
People’s United Financial, Inc.	5	91
PNC Financial Services Group, Inc. (The)	6	809
Regions Financial Corp.	17	259
SunTrust Banks, Inc.	7	418
US Bancorp	24	1,286
Wells Fargo & Co.	71	3,916
Zions Bancorporation	3	142

		20,043

Capital Goods — 8.0%
3M Co.	8	1,679
Acuity Brands, Inc.	2	343
Allegion PLC (Ireland)	2	173
AMETEK, Inc.	5	330
AO Smith Corp.	2	119
Arconic, Inc.	187	4,653
Boeing Co. (The)	307	78,042
Caterpillar, Inc.	306	38,161
Cummins, Inc.	87	14,619
Deere & Co.	4	502
Dover Corp.	3	274
Eaton Corp. PLC (Ireland)	6	461
Emerson Electric Co.	12	754
Fastenal Co.	109	4,968
Flowserve Corp.	2	85
Fluor Corp.	3	126

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Fortive Corp.	5	$354
Fortune Brands Home & Security, Inc.	3	202
General Dynamics Corp.	3	617
General Electric Co.	124	2,998
Honeywell International, Inc.	251	35,577
Illinois Tool Works, Inc.	5	740
Ingersoll-Rand PLC (Ireland)	4	357
Jacobs Engineering Group, Inc.	63	3,671
Johnson Controls International PLC (Ireland)	18	725
L3 Technologies, Inc.	2	377
Lockheed Martin Corp.	80	24,823
Masco Corp.	5	195
Northrop Grumman Corp.	3	863
PACCAR, Inc.	5	362
Parker-Hannifin Corp.	2	350
Pentair PLC (Ireland)	94	6,388
Quanta Services, Inc.*	3	112
Raytheon Co.	4	746
Rockwell Automation, Inc.	3	535
Rockwell Collins, Inc.	2	261
Roper Technologies, Inc.	1	243
Snap-on, Inc.	23	3,427
Stanley Black & Decker, Inc.	3	453
Textron, Inc.	4	216
TransDigm Group, Inc.	2	511
United Rentals, Inc.*	2	277
United Technologies Corp.	12	1,393
WW Grainger, Inc.	12	2,157
Xylem, Inc.	2	125

		234,344

Commercial & Professional Services — 0.2%
Cintas Corp.	2	289
Equifax, Inc.	2	212
IHS Markit Ltd. (Bermuda)*	4	176
Nielsen Holdings PLC (United Kingdom)	5	207
Republic Services, Inc.	5	330
Robert Half International, Inc.	66	3,322
Stericycle, Inc.*	2	143
Verisk Analytics, Inc.*	3	250
Waste Management, Inc.	6	470

		5,399

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — 1.0%
Coach, Inc.	133	$5,357
DR Horton, Inc.	6	240
Garmin Ltd. (Switzerland)	3	162
Hanesbrands, Inc.	6	148
Hasbro, Inc.	3	293
Leggett & Platt, Inc.	2	95
Lennar Corp., Class A	30	1,584
Mattel, Inc.	6	93
Michael Kors Holdings Ltd. (British Virgin Islands)*	84	4,019
Mohawk Industries, Inc.*	2	495
Newell Brands, Inc.	9	384
NIKE, Inc., Class B	21	1,089
PulteGroup, Inc.	5	137
PVH Corp.	33	4,160
Ralph Lauren Corp.	43	3,796
Under Armour, Inc., Class C*	7	105
VF Corp.	8	509
Whirlpool Corp.	31	5,718

		28,384

Consumer Services — 1.7%
Carnival Corp. (Panama)	11	710
Chipotle Mexican Grill, Inc.*	1	308
Darden Restaurants, Inc.	2	158
H&R Block, Inc.	27	715
Hilton Worldwide Holdings, Inc.	169	11,737
Marriott International, Inc., Class A	193	21,280
McDonald’s Corp.	15	2,350
MGM Resorts International	8	261
Royal Caribbean Cruises Ltd. (Liberia)	52	6,164
Starbucks Corp.	17	913
Wyndham Worldwide Corp.	45	4,743
Wynn Resorts Ltd.	1	149
Yum! Brands, Inc.	7	515

		50,003

Diversified Financials — 3.7%
Affiliated Managers Group, Inc.	2	380
American Express Co.	11	995
Ameriprise Financial, Inc.	2	297
Bank of New York Mellon Corp. (The)	13	689
Berkshire Hathaway, Inc., Class B*	46	8,433
BlackRock, Inc.	84	37,556
Capital One Financial Corp.	7	593

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
CBOE Holdings, Inc.	1	$108
Charles Schwab Corp. (The)	19	831
CME Group, Inc.	7	950
Discover Financial Services	6	387
E*TRADE Financial Corp.*	4	174
Franklin Resources, Inc.	289	12,863
Goldman Sachs Group, Inc. (The)	6	1,423
Intercontinental Exchange, Inc.	7	481
Invesco Ltd. (Bermuda)	211	7,393
Leucadia National Corp.	5	126
Moody’s Corp.	99	13,782
Morgan Stanley	26	1,252
Nasdaq, Inc.	87	6,749
Navient Corp.	4	60
Northern Trust Corp.	3	276
Raymond James Financial, Inc.	2	169
S&P Global, Inc.	5	782
State Street Corp.	5	478
Synchrony Financial	11	342
T Rowe Price Group, Inc.	125	11,331

		108,900

Energy — 4.6%
Anadarko Petroleum Corp.	277	13,531
Andeavor	2	206
Apache Corp.	7	321
Cabot Oil & Gas Corp.	8	214
Chesapeake Energy Corp.*	455	1,956
Chevron Corp.	181	21,267
Cimarex Energy Co.	1	114
Concho Resources, Inc.*	1	132
ConocoPhillips	630	31,531
Devon Energy Corp.	9	330
EOG Resources, Inc.	7	677
EQT Corp.	2	130
Exxon Mobil Corp.	455	37,301
Halliburton Co.	16	736
Helmerich & Payne, Inc.	1	52
Hess Corp.	3	141
Kinder Morgan, Inc.	32	614
Marathon Oil Corp.	15	203
Marathon Petroleum Corp.	10	561
National Oilwell Varco, Inc.	5	179
Newfield Exploration Co.*	3	89
Noble Energy, Inc.	7	199

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Occidental Petroleum Corp.	10	$642
ONEOK, Inc.	5	277
Phillips 66	8	733
Pioneer Natural Resources Co.	2	295
Range Resources Corp.	127	2,485
Schlumberger Ltd. (Curacao)	17	1,186
TechnipFMC PLC (United Kingdom)*	8	223
Valero Energy Corp.	229	17,617
Williams Cos., Inc. (The)	12	360

		134,302

Food & Staples Retailing — 6.4%
Costco Wholesale Corp.	5	821
CVS Health Corp.	526	42,774
Kroger Co. (The)	115	2,307
Sysco Corp.	275	14,836
Walgreens Boots Alliance, Inc.	554	42,780
Wal-Mart Stores, Inc.	1,095	85,563

		189,081

Food, Beverage & Tobacco — 2.8%
Altria Group, Inc.	874	55,429
Archer-Daniels-Midland Co.	11	468
Brown-Forman Corp., Class B	5	271
Campbell Soup Co.	6	281
Coca-Cola Co. (The)	64	2,881
Conagra Brands, Inc.	54	1,822
Constellation Brands, Inc., Class A	2	399
Dr Pepper Snapple Group, Inc.	95	8,405
General Mills, Inc.	8	414
Hershey Co. (The)	4	437
Hormel Foods Corp.	9	289
JM Smucker Co. (The)	3	315
Kellogg Co.	5	312
Kraft Heinz Co. (The)	15	1,163
McCormick & Co., Inc., non-voting shares	3	308
Molson Coors Brewing Co., Class B	35	2,857
Mondelez International, Inc., Class A	19	773
Monster Beverage Corp.*	6	331
PepsiCo, Inc.	20	2,229
Philip Morris International, Inc.	23	2,553
Tyson Foods, Inc., Class A	7	493

		82,430

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — 7.4%
Abbott Laboratories	21	$1,121
Aetna, Inc.	172	27,350
Align Technology, Inc.*	1	186
AmerisourceBergen Corp.	116	9,599
Anthem, Inc.	137	26,014
Baxter International, Inc.	10	627
Becton Dickinson and Co.	2	392
Boston Scientific Corp.*	22	642
Cardinal Health, Inc.	5	335
Centene Corp.*	90	8,709
Cerner Corp.*	4	285
Cigna Corp.	131	24,489
Cooper Cos., Inc. (The)	2	474
CR Bard, Inc.	1	320
Danaher Corp.	10	858
DaVita, Inc.*	4	238
DENTSPLY SIRONA, Inc.	3	179
Edwards Lifesciences Corp.*	2	219
Envision Healthcare Corp.*	2	90
Express Scripts Holding Co.*	305	19,313
HCA Healthcare, Inc.*	88	7,004
Henry Schein, Inc.*	3	246
Hologic, Inc.*	4	147
Humana, Inc.	75	18,272
IDEXX Laboratories, Inc.*	1	155
Intuitive Surgical, Inc.*	1	1,046
Laboratory Corp. of America Holdings*	43	6,492
McKesson Corp.	109	16,743
Medtronic PLC (Ireland)	26	2,022
Patterson Cos., Inc.	2	77
Quest Diagnostics, Inc.	4	375
ResMed, Inc.	1	77
Stryker Corp.	4	568
UnitedHealth Group, Inc.	154	30,161
Universal Health Services, Inc., Class B	50	5,547
Varian Medical Systems, Inc.*	48	4,803
Zimmer Biomet Holdings, Inc.	4	468

		215,643

Household & Personal Products — 0.6%
Church & Dwight Co., Inc.	5	242
Clorox Co. (The)	67	8,838
Colgate-Palmolive Co.	13	947

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Household & Personal Products — (Continued)
Coty, Inc., Class A	10	$165
Estee Lauder Cos., Inc. (The), Class A	7	755
Kimberly-Clark Corp.	16	1,883
Procter & Gamble Co. (The)	46	4,185

		17,015

Insurance — 0.8%
Aflac, Inc.	5	407
Allstate Corp. (The)	5	460
American International Group, Inc.	14	859
Aon PLC (United Kingdom)	103	15,048
Arthur J Gallagher & Co.	3	185
Assurant, Inc.	2	191
Brighthouse Financial, Inc.*	2	122
Chubb Ltd. (Switzerland)	7	998
Cincinnati Financial Corp.	3	230
Everest Re Group Ltd. (Bermuda)	1	228
Hartford Financial Services Group, Inc. (The)	5	277
Lincoln National Corp.	3	220
Loews Corp.	5	239
Marsh & McLennan Cos., Inc.	9	754
MetLife, Inc.	13	675
Principal Financial Group, Inc.	4	257
Progressive Corp. (The)	9	436
Prudential Financial, Inc.	7	744
Torchmark Corp.	2	160
Travelers Cos., Inc. (The)	4	490
Unum Group	3	153
Willis Towers Watson PLC (Ireland)	2	308
XL Group Ltd. (Bermuda)	4	158

		23,599

Materials — 2.4%
Air Products & Chemicals, Inc.	113	17,088
Albemarle Corp.	3	409
Avery Dennison Corp.	2	197
Ball Corp.	4	165
CF Industries Holdings, Inc.	3	105
DowDupont, Inc.	23	1,592
Eastman Chemical Co.	2	181
Ecolab, Inc.	3	386
FMC Corp.	2	179
Freeport-McMoRan, Inc.*	700	9,828

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
International Flavors & Fragrances, Inc.	2	$286
International Paper Co.	5	284
LyondellBasell Industries NV, Class A (Netherlands)	205	20,305
Martin Marietta Materials, Inc.	1	206
Monsanto Co.	7	839
Mosaic Co. (The)	5	108
Newmont Mining Corp.	276	10,353
Nucor Corp.	3	168
Packaging Corp. of America	49	5,619
PPG Industries, Inc.	4	435
Praxair, Inc.	3	419
Sealed Air Corp.	3	128
Sherwin-Williams Co. (The)	2	716
Vulcan Materials Co.	1	120
WestRock Co.	5	284

		70,400

Media — 7.2%
CBS Corp., Class B, non-voting shares	123	7,134
Charter Communications, Inc., Class A*	3	1,090
Comcast Corp., Class A	2,197	84,541
Discovery Communications, Inc., Class A*	266	5,663
DISH Network Corp., Class A*	6	325
Interpublic Group of Cos., Inc. (The)	7	146
News Corp., Class A	302	4,005
Omnicom Group, Inc.	29	2,148
Scripps Networks Interactive, Inc., Class A	66	5,669
Time Warner, Inc.	402	41,185
Twenty-First Century Fox, Inc., Class A	829	21,869
Viacom, Inc., Class B	8	223
Walt Disney Co. (The)	365	35,978

		209,976

Pharmaceuticals, Biotechnology & Life Sciences — 6.6%
AbbVie, Inc.	590	52,427
Agilent Technologies, Inc.	4	257
Alexion Pharmaceuticals, Inc.*	2	281
Allergan PLC (Ireland)	6	1,230
Amgen, Inc.	328	61,156

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Biogen, Inc.*	4	$1,252
Bristol-Myers Squibb Co.	21	1,339
Celgene Corp.*	15	2,187
Eli Lilly & Co.	18	1,540
Gilead Sciences, Inc.	676	54,770
Illumina, Inc.*	1	199
Incyte Corp.*	2	233
Johnson & Johnson	46	5,980
Merck & Co., Inc.	50	3,201
Mettler-Toledo International, Inc.*	1	626
Mylan NV (Netherlands)*	9	282
PerkinElmer, Inc.	1	69
Perrigo Co. PLC (Ireland)	3	254
Pfizer, Inc.	109	3,891
Quintiles IMS Holdings, Inc.*	2	190
Regeneron Pharmaceuticals, Inc.*	1	447
Thermo Fisher Scientific, Inc.	4	757
Vertex Pharmaceuticals, Inc.*	3	456
Waters Corp.*	2	359
Zoetis, Inc.	6	383

		193,766

Real Estate — 0.3%
Alexandria Real Estate Equities, Inc., REIT	2	238
American Tower Corp., REIT	5	683
Apartment Investment & Management, Class A, REIT	2	88
AvalonBay Communities, Inc., REIT	2	357
Boston Properties, Inc., REIT	2	246
CBRE Group, Inc., Class A, REIT*	7	265
Crown Castle International Corp., REIT	4	400
Digital Realty Trust, Inc., REIT	3	355
Duke Realty Corp., REIT	5	144
Equinix, Inc., REIT	1	446
Equity Residential, REIT	5	330
Essex Property Trust, Inc., REIT	2	508
Extra Space Storage, Inc., REIT	2	160
Federal Realty Investment Trust, REIT	1	124
GGP, Inc., REIT	11	228
HCP, Inc., REIT	6	167
Host Hotels & Resorts, Inc., REIT	10	185

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Iron Mountain, Inc., REIT	5	$194
Kimco Realty Corp., REIT	6	117
Macerich Co. (The) REIT	2	110
Mid-America Apartment Communities, Inc., REIT	3	321
Prologis, Inc., REIT	8	508
Public Storage, REIT	3	642
Realty Income Corp., REIT	4	229
Regency Centers Corp., REIT	3	186
SBA Communications Corp., REIT*	1	144
Simon Property Group, Inc., REIT	4	644
SL Green Realty Corp., REIT	2	203
UDR, Inc., REIT	4	152
Ventas, Inc., REIT	4	261
Vornado Realty Trust, REIT	3	231
Welltower, Inc., REIT	6	422
Weyerhaeuser Co., REIT	14	476

		9,764

Retailing — 8.6%
Advance Auto Parts, Inc.	37	3,670
Amazon.com, Inc.*	54	51,913
AutoZone, Inc.*	14	8,332
Best Buy Co., Inc.	122	6,949
CarMax, Inc.*	3	227
Dollar General Corp.	35	2,837
Dollar Tree, Inc.*	11	955
Expedia, Inc.	1	144
Foot Locker, Inc.	2	70
Gap, Inc. (The)	69	2,038
Genuine Parts Co.	76	7,269
Home Depot, Inc. (The)	535	87,505
Kohl’s Corp.	3	137
L Brands, Inc.	5	208
LKQ Corp.*	160	5,758
Lowe’s Cos., Inc.	434	34,694
Macy’s, Inc.	5	109
Netflix, Inc.*	5	907
Nordstrom, Inc.	56	2,640
O’Reilly Automotive, Inc.*	45	9,692
Priceline Group, Inc. (The)*	2	3,662
Ross Stores, Inc.	193	12,462
Signet Jewelers Ltd. (Bermuda)	35	2,329
Target Corp.	122	7,199
Tiffany & Co.	3	275

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
TJX Cos., Inc. (The)	9	$664
Tractor Supply Co.	4	253
TripAdvisor, Inc.*	1	41
Ulta Beauty, Inc.*	2	452

		253,391

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.*	12	153
Analog Devices, Inc.	7	603
Applied Materials, Inc.	552	28,754
Broadcom Ltd. (Singapore)	5	1,213
Intel Corp.	1,511	57,539
KLA-Tencor Corp.	82	8,692
Lam Research Corp.	94	17,394
Microchip Technology, Inc.	3	269
Micron Technology, Inc.*	629	24,739
NVIDIA Corp.	7	1,251
Qorvo, Inc.*	1	71
QUALCOMM, Inc.	27	1,400
Skyworks Solutions, Inc.	74	7,541
Texas Instruments, Inc.	196	17,569
Xilinx, Inc.	89	6,304

		173,492

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)	18	2,431
Activision Blizzard, Inc.	9	581
Adobe Systems, Inc.*	6	895
Akamai Technologies, Inc.*	3	146
Alliance Data Systems Corp.	1	222
Alphabet, Inc., Class A*	83	80,819
ANSYS, Inc.*	1	123
Autodesk, Inc.*	2	225
Automatic Data Processing, Inc.	9	984
CA, Inc.	7	234
Cadence Design Systems, Inc.*	3	118
Citrix Systems, Inc.*	79	6,069
Cognizant Technology Solutions Corp., Class A	76	5,513
CSRA, Inc.	3	97
DXC Technology Co.	3	258
eBay, Inc.*	19	731
Electronic Arts, Inc.*	161	19,008
Facebook, Inc., Class A*	330	56,387
Fidelity National Information Services, Inc.	6	560

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Fiserv, Inc.*	3	$387
Gartner, Inc.*	1	124
Global Payments, Inc.	2	190
International Business Machines Corp.	223	32,353
Intuit, Inc.	133	18,905
Mastercard, Inc., Class A	16	2,259
Microsoft Corp.	94	7,002
Oracle Corp.	1,546	74,749
Paychex, Inc.	125	7,495
PayPal Holdings, Inc.*	14	896
Red Hat, Inc.*	2	222
salesforce.com, Inc.*	8	747
Symantec Corp.	8	262
Synopsys, Inc.*	1	81
Total System Services, Inc.	4	262
VeriSign, Inc.*	2	213
Visa, Inc., Class A	43	4,525
Western Union Co. (The)	8	154

		326,227

Technology Hardware & Equipment — 10.4%
Amphenol Corp., Class A	3	254
Apple, Inc.	985	151,808
Cisco Systems, Inc.	2,463	82,831
Corning, Inc.	15	449
F5 Networks, Inc.*	9	1,085
FLIR Systems, Inc.	2	78
Harris Corp.	63	8,296
Hewlett Packard Enterprise Co.	843	12,401
HP, Inc.	864	17,245
Juniper Networks, Inc.	197	5,483
Motorola Solutions, Inc.	3	255
NetApp, Inc.	140	6,126
Seagate Technology PLC (Ireland)	6	199
TE Connectivity Ltd. (Switzerland)	5	415
Western Digital Corp.	153	13,219
Xerox Corp.	135	4,494

		304,638

Telecommunication Services — 3.2%
AT&T, Inc.	739	28,947
CenturyLink, Inc.	71	1,342
Level 3 Communications, Inc.*	4	213

The accompanying notes are an integral part of the financial statements.

GOTHAM ENHANCED S&P 500 INDEX FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Telecommunication Services — (Continued)
Verizon Communications, Inc.	1,251	$61,912

		92,414

Transportation — 4.2%
Alaska Air Group, Inc.	3	229
American Airlines Group, Inc.	8	380
CH Robinson Worldwide, Inc.	3	228
CSX Corp.	23	1,248
Delta Air Lines, Inc.	94	4,533
Expeditors International of Washington, Inc.	93	5,567
FedEx Corp.	77	17,370
JB Hunt Transport Services, Inc.	57	6,332
Kansas City Southern	1	109
Norfolk Southern Corp.	18	2,380
Southwest Airlines Co.	310	17,354
Union Pacific Corp.	413	47,896
United Continental Holdings, Inc.*	5	304
United Parcel Service, Inc., Class B	166	19,935

		123,865

Utilities — 0.9%
AES Corp.	85	937
Alliant Energy Corp.	2	83
Ameren Corp.	2	116
American Electric Power Co., Inc.	6	421
American Water Works Co., Inc.	2	162
CenterPoint Energy, Inc.	6	175
CMS Energy Corp.	3	139
Consolidated Edison, Inc.	3	242
Dominion Resources, Inc.	11	846
DTE Energy Co.	2	215

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Duke Energy Corp.	8	$671
Edison International	4	309
Entergy Corp.	3	229
Eversource Energy	3	181
Exelon Corp.	11	414
FirstEnergy Corp.	230	7,091
NextEra Energy, Inc.	5	733
NiSource, Inc.	6	154
NRG Energy, Inc.	5	128
PG&E Corp.	6	409
Pinnacle West Capital Corp.	1	85
PPL Corp.	8	304
Public Service Enterprise Group, Inc.	261	12,071
SCANA Corp.	1	48
Sempra Energy	3	342
Southern Co. (The)	12	590
WEC Energy Group, Inc.	3	188
Xcel Energy, Inc.	6	284

		27,567

TOTAL COMMON STOCKS - 100.3% (Cost $2,666,091)		2,941,161

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(10,132)

NET ASSETS - 100.0%		$2,931,029

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 175.7%
COMMON STOCKS — 175.7%
Automobiles & Components — 2.1%
BorgWarner, Inc.	11	$564
Cooper-Standard Holdings, Inc.*	12	1,392
Dorman Products, Inc.*	13	931
General Motors Co.†	479	19,342
Gentex Corp.	236	4,673
Harley-Davidson, Inc.†(a)	122	5,882
Lear Corp.	34	5,885
Thor Industries, Inc.	8	1,007
Visteon Corp.*	26	3,218
Winnebago Industries, Inc.(a)	40	1,790

		44,684

Capital Goods — 19.2%
3M Co.†	59	12,384
Acuity Brands, Inc.(a)	22	3,768
Aerovironment, Inc.*	10	541
Allegion PLC (Ireland)	56	4,842
Allison Transmission Holdings, Inc.†	261	9,795
American Woodmark Corp.†*	28	2,695
AMETEK, Inc.†	143	9,444
Applied Industrial Technologies, Inc.†	29	1,908
Argan, Inc.†(a)	89	5,985
Atkore International Group, Inc.*	18	351
AZZ, Inc.†	26	1,266
Barnes Group, Inc.†	51	3,592
Boeing Co. (The)†	198	50,340
Briggs & Stratton Corp.	23	540
BWX Technologies, Inc.	36	2,017
Caterpillar, Inc.†	105	13,095
Chart Industries, Inc.†*	46	1,805
Continental Building Products, Inc.†*	116	3,016
Crane Co.†	61	4,879
Cummins, Inc.†	22	3,697
Curtiss-Wright Corp.†	7	732
Deere & Co.†	86	10,801
DigitalGlobe, Inc.*	58	2,044
Donaldson Co., Inc.†	40	1,838
EMCOR Group, Inc.†	70	4,857
EnerSys	25	1,729
Fastenal Co.†	38	1,732
Flowserve Corp.	28	1,193
Fortive Corp.†	39	2,761
Fortune Brands Home & Security, Inc.	33	2,219
GATX Corp.(a)	11	677

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.†	331	$8,004
Gibraltar Industries, Inc.*	63	1,962
GMS, Inc.*	59	2,089
Gorman-Rupp Co. (The)†	17	554
Graco, Inc.	10	1,237
Harsco Corp.*	48	1,003
Hillenbrand, Inc.†	60	2,331
Honeywell International, Inc.†	156	22,111
Hubbell, Inc.†	35	4,061
Huntington Ingalls Industries, Inc.†	6	1,359
IDEX Corp.	18	2,186
Illinois Tool Works, Inc.†	30	4,439
Ingersoll-Rand PLC (Ireland)†	60	5,350
Jacobs Engineering Group, Inc.†	133	7,750
Kennametal, Inc.	95	3,832
L3 Technologies, Inc.†	45	8,479
Lockheed Martin Corp.†	105	32,580
Lydall, Inc.†*	30	1,719
Masco Corp.	152	5,930
Moog, Inc., Class A†*	56	4,672
MSC Industrial Direct Co., Inc., Class A	11	831
Mueller Water Products, Inc., Class A	128	1,638
Northrop Grumman Corp.†	83	23,881
Oshkosh Corp.†	42	3,467
Pentair PLC (Ireland)†	170	11,553
Raytheon Co.†	72	13,434
Regal Beloit Corp.†	40	3,160
Rexnord Corp.*	115	2,922
Rockwell Automation, Inc.†	40	7,128
Rush Enterprises, Inc., Class A*	2	93
Snap-on, Inc.†	50	7,450
Spirit AeroSystems Holdings, Inc., Class A†	171	13,290
Standex International Corp.†	28	2,974
Terex Corp.(a)	34	1,531
Textainer Group Holdings Ltd. (Bermuda)*	4	69
Toro Co. (The)	47	2,917
TransDigm Group, Inc.	4	1,023
Trex Co., Inc.†*	13	1,171
Tutor Perini Corp.†*	14	398
United Technologies Corp.†	107	12,421
Univar, Inc.*	21	608

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Veritiv Corp.†*	22	$715
Wabash National Corp.†	172	3,925
WW Grainger, Inc.†	73	13,122

		417,912

Commercial & Professional Services — 5.4%
Copart, Inc.†*	70	2,406
Deluxe Corp.	30	2,189
Equifax, Inc.	81	8,585
ICF International, Inc.†*	10	540
KAR Auction Services, Inc.	127	6,063
Kimball International, Inc., Class B	11	217
Korn/Ferry International	11	434
LSC Communications, Inc.	36	594
ManpowerGroup, Inc.†	12	1,414
Matthews International Corp., Class A†	21	1,307
Quad/Graphics, Inc.†	76	1,718
Republic Services, Inc.†	347	22,923
Robert Half International, Inc.	93	4,682
RPX Corp.*	28	372
Stericycle, Inc.†*	109	7,807
Tetra Tech, Inc.	73	3,398
TransUnion*	64	3,025
TriNet Group, Inc.*	18	605
UniFirst Corp.†	23	3,484
Verisk Analytics, Inc.†*	148	12,312
Waste Management, Inc.†	402	31,465
West Corp.†	26	610

		116,150

Consumer Durables & Apparel — 4.5%
Brunswick Corp.	27	1,511
Cavco Industries, Inc.†*	25	3,689
Coach, Inc.†	344	13,856
Crocs, Inc.*	47	456
Ethan Allen Interiors, Inc.	19	616
Garmin Ltd. (Switzerland)†	152	8,203
Gildan Activewear, Inc. (Canada)	13	407
Hasbro, Inc.†	56	5,470
iRobot Corp.*	8	616
La-Z-Boy, Inc.†	74	1,991
Michael Kors Holdings Ltd. (British Virgin Islands)†*	167	7,991
NIKE, Inc., Class B†	133	6,896
NVR, Inc.†*	6	17,130

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Oxford Industries, Inc.	1	$64
Ralph Lauren Corp.†	145	12,802
TopBuild Corp.*	38	2,476
Tupperware Brands Corp.	30	1,855
Vista Outdoor, Inc.*	21	482
Whirlpool Corp.†	44	8,115
Wolverine World Wide, Inc.	114	3,289

		97,915

Consumer Services — 9.7%
Adtalem Global Education, Inc.(a)	118	4,230
Bloomin’ Brands, Inc.	134	2,358
Bob Evans Farms, Inc.†	65	5,038
Boyd Gaming Corp.	147	3,829
Brinker International, Inc.†(a)	237	7,551
Buffalo Wild Wings, Inc.*	14	1,480
Cheesecake Factory, Inc. (The)†(a)	128	5,391
Chipotle Mexican Grill, Inc.†(a)*	20	6,157
Choice Hotels International, Inc.	11	703
Churchill Downs, Inc.†	44	9,073
Cracker Barrel Old Country Store, Inc.†(a)	30	4,549
Darden Restaurants, Inc.†	132	10,399
Denny’s Corp.†*	91	1,133
DineEquity, Inc.†	132	5,673
Eldorado Resorts, Inc.(a)*	135	3,463
Graham Holdings Co., Class B†	10	5,851
Hilton Worldwide Holdings, Inc.†	263	18,265
Jack in the Box, Inc.†	33	3,363
La Quinta Holdings, Inc.†*	54	945
Marriott International, Inc., Class A†	66	7,277
McDonald’s Corp.†	261	40,893
Regis Corp.*	2	29
Royal Caribbean Cruises Ltd. (Liberia)†	89	10,550
Sonic Corp.†	102	2,596
Starbucks Corp.†	67	3,599
Vail Resorts, Inc.†	41	9,353
Weight Watchers International, Inc.†(a)*	278	12,107
Wyndham Worldwide Corp.†	154	16,233
Yum! Brands, Inc.†	119	8,760

		210,848

Energy — 3.4%
Archrock, Inc.†	160	2,008

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Energy — (Continued)
Chevron Corp.	28	$3,290
CONSOL Energy, Inc.*	100	1,694
CVR Energy, Inc.(a)	170	4,403
Exterran Corp.*	41	1,296
Fairmount Santrol Holdings, Inc.(a)*	385	1,840
Imperial Oil Ltd. (Canada)(a)	70	2,236
Kinder Morgan, Inc.	2	38
McDermott International, Inc. (Panama)*	789	5,736
Occidental Petroleum Corp.†	119	7,641
Oceaneering International, Inc.†	105	2,758
Oil States International, Inc.(a)*	21	532
ONEOK, Inc.†	61	3,380
Phillips 66	7	641
Precision Drilling Corp. (Canada)*	1	3
REX American Resources Corp.*	41	3,847
Rowan Cos. PLC, Class A (United Kingdom)†*	185	2,377
Ship Finance International Ltd. (Bermuda)†(a)	422	6,119
Tidewater, Inc.*	1	29
TransCanada Corp. (Canada)†	207	10,232
Transocean Ltd. (Switzerland)†*	934	10,050
Valero Energy Corp.	47	3,616
World Fuel Services Corp.	7	237

		74,003

Food & Staples Retailing — 7.6%
Costco Wholesale Corp.†	61	10,022
CVS Health Corp.†	489	39,765
Ingles Markets, Inc., Class A†	29	745
Kroger Co. (The)†	952	19,097
SUPERVALU, Inc.*	2	44
Sysco Corp.†	376	20,285
United Natural Foods, Inc.(a)*	95	3,951
Walgreens Boots Alliance, Inc.†	320	24,710
Wal-Mart Stores, Inc.†	603	47,118

		165,737

Food, Beverage & Tobacco — 15.1%
Altria Group, Inc.†	644	40,842
Archer-Daniels-Midland Co.†	178	7,567
Brown-Forman Corp., Class B†	302	16,399
Campbell Soup Co.†	328	15,357
Coca-Cola Co. (The)†	700	31,507
Conagra Brands, Inc.†	355	11,978

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Constellation Brands, Inc., Class A	6	$1,197
Dean Foods Co.	482	5,244
Dr Pepper Snapple Group, Inc.†	185	16,367
Flowers Foods, Inc.(a)	110	2,069
General Mills, Inc.†	418	21,636
Hershey Co. (The)†	156	17,031
Hormel Foods Corp.†	423	13,595
Ingredion, Inc.†	44	5,308
JM Smucker Co. (The)†	150	15,740
John B Sanfilippo & Son, Inc.	6	404
Kellogg Co.†	309	19,272
Kraft Heinz Co. (The)†	219	16,983
Lamb Weston Holdings, Inc.	13	610
Molson Coors Brewing Co., Class B†	146	11,919
Mondelez International, Inc., Class A	80	3,253
Monster Beverage Corp.*	82	4,530
PepsiCo, Inc.†	231	25,740
Philip Morris International, Inc.†	113	12,544
Sanderson Farms, Inc.(a)	45	7,268
TreeHouse Foods, Inc.(a)*	52	3,522

		327,882

Health Care Equipment & Services — 14.9%
Acadia Healthcare Co., Inc.†*	102	4,872
Allscripts Healthcare Solutions, Inc.(a)*	46	655
AmerisourceBergen Corp.†	174	14,398
AMN Healthcare Services, Inc.†(a)*	146	6,672
Analogic Corp.	18	1,508
Baxter International, Inc.†	268	16,817
Becton Dickinson and Co.†	80	15,676
Boston Scientific Corp.*	33	963
Brookdale Senior Living, Inc.*	54	572
Cerner Corp.†*	122	8,701
Chemed Corp.†	36	7,274
Community Health Systems, Inc.(a)*	281	2,158
Cooper Cos., Inc. (The)†	11	2,608
Cotiviti Holdings, Inc.†*	140	5,037
CR Bard, Inc.†	45	14,422
Danaher Corp.	27	2,316
Envision Healthcare Corp.*	58	2,607
Express Scripts Holding Co.†*	489	30,963
Globus Medical, Inc., Class A(a)*	172	5,112
Haemonetics Corp.(a)*	13	583
Halyard Health, Inc.†*	146	6,574

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.†*	249	$19,818
Hill-Rom Holdings, Inc.†	73	5,402
Hologic, Inc.†*	210	7,705
ICU Medical, Inc.†*	7	1,301
Integer Holdings Corp.†*	119	6,087
Kindred Healthcare, Inc.†(a)	130	884
Laboratory Corp. of America Holdings†*	98	14,795
LifePoint Health, Inc.*	17	984
Masimo Corp.†*	35	3,030
McKesson Corp.†	112	17,204
MEDNAX, Inc.*	28	1,207
Medtronic PLC (Ireland)†	303	23,564
Meridian Bioscience, Inc.†	104	1,487
National HealthCare Corp.	3	188
Patterson Cos., Inc.(a)	128	4,947
Quality Systems, Inc.†*	152	2,391
Quest Diagnostics, Inc.†	148	13,859
STERIS PLC (United Kingdom)†	55	4,862
Stryker Corp.	34	4,829
Teleflex, Inc.	6	1,452
Tivity Health, Inc.(a)*	55	2,244
Universal Health Services, Inc., Class B†	63	6,989
Varian Medical Systems, Inc.†*	167	16,710
Veeva Systems, Inc., Class A*	71	4,005
Zimmer Biomet Holdings, Inc.†	58	6,791

		323,223

Household & Personal Products — 5.7%
Avon Products, Inc.*	340	792
Central Garden & Pet Co., Class A†*	32	1,190
Church & Dwight Co., Inc.†	248	12,016
Clorox Co. (The)†	164	21,633
Colgate-Palmolive Co.†	368	26,809
Edgewell Personal Care Co.*	19	1,383
Estee Lauder Cos., Inc. (The), Class A†	66	7,117
Kimberly-Clark Corp.†	311	36,598
Procter & Gamble Co. (The)†	190	17,286

		124,824

Materials — 4.3%
AptarGroup, Inc.	14	1,208
Ashland Global Holdings, Inc.	84	5,493
Ball Corp.	60	2,478

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Bemis Co., Inc.	48	$2,187
Chase Corp.	13	1,448
Chemours Co. (The)	5	253
Clearwater Paper Corp.†*	27	1,330
Crown Holdings, Inc.*	19	1,135
Domtar Corp.†	154	6,682
FMC Corp.	14	1,250
Greif, Inc., Class A†	11	644
Ingevity Corp.†*	49	3,061
Innophos Holdings, Inc.†	56	2,755
Louisiana-Pacific Corp.†*	355	9,613
LyondellBasell Industries NV, Class A (Netherlands)†	48	4,754
Martin Marietta Materials, Inc.†	28	5,774
Methanex Corp. (Canada)†	238	11,971
Myers Industries, Inc.	1	21
Neenah Paper, Inc.†	28	2,395
Packaging Corp. of America†	86	9,862
Platform Specialty Products Corp.*	6	67
Rayonier Advanced Materials, Inc.	1	14
Scotts Miracle-Gro Co. (The)(a)	40	3,894
Westlake Chemical Corp.†	132	10,968
WR Grace & Co.	68	4,906

		94,163

Media — 11.4%
AMC Networks, Inc., Class A†*	45	2,631
CBS Corp., Class B, non-voting shares†	316	18,328
Comcast Corp., Class A†	682	26,243
Discovery Communications, Inc., Class A†(a)*	427	9,091
DISH Network Corp., Class A*	132	7,158
Gannett Co., Inc.	172	1,548
Interpublic Group of Cos., Inc. (The)†	108	2,245
MSG Networks, Inc., Class A†*	289	6,127
News Corp., Class A†	518	6,869
Omnicom Group, Inc.†	284	21,036
Scripps Networks Interactive, Inc., Class A†	103	8,847
TEGNA, Inc.†	270	3,599
Time Warner, Inc.†	459	47,025
Tribune Media Co., Class A	45	1,839
Twenty-First Century Fox, Inc., Class A†	1,412	37,249

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Media — (Continued)
Viacom, Inc., Class B†	490	$13,642
Walt Disney Co. (The)†	340	33,514

		246,991

Pharmaceuticals, Biotechnology & Life Sciences — 14.2%
AbbVie, Inc.†	237	21,060
Acorda Therapeutics, Inc.(a)*	54	1,277
Agilent Technologies, Inc.	22	1,412
Akorn, Inc.*	50	1,660
Alexion Pharmaceuticals, Inc.*	19	2,666
AMAG Pharmaceuticals, Inc.†*	237	4,373
Amgen, Inc.†	94	17,526
Biogen, Inc.†*	7	2,192
Bioverativ, Inc.†*	124	7,077
Bluebird Bio, Inc.*	15	2,060
Bristol-Myers Squibb Co.†	264	16,827
Catalent, Inc.*	41	1,637
Celgene Corp.†*	58	8,458
Charles River Laboratories International, Inc.*	17	1,836
Eagle Pharmaceuticals, Inc.†(a)*	87	5,189
Eli Lilly & Co.†	34	2,908
Emergent BioSolutions, Inc.*	36	1,456
Endo International PLC (Ireland)*	439	3,760
Exact Sciences Corp.†(a)*	134	6,314
Exelixis, Inc.†*	370	8,965
Gilead Sciences, Inc.†	572	46,343
ImmunoGen, Inc.(a)*	77	589
Immunomedics, Inc.(a)*	147	2,055
Incyte Corp.†*	59	6,888
Innoviva, Inc.*	259	3,657
Ionis Pharmaceuticals, Inc.†(a)*	113	5,729
Jazz Pharmaceuticals PLC (Ireland)*	19	2,779
Johnson & Johnson†	162	21,062
Kite Pharma, Inc.*	24	4,315
Ligand Pharmaceuticals, Inc.†(a)*	50	6,808
Merck & Co., Inc.†	175	11,205
MiMedx Group, Inc.†(a)*	483	5,738
Mylan NV (Netherlands)†*	47	1,474
Myriad Genetics, Inc.†(a)*	193	6,983
PAREXEL International Corp.*	23	2,026
PerkinElmer, Inc.	46	3,173
Perrigo Co. PLC (Ireland)†(a)	116	9,819
Pfizer, Inc.†	125	4,462
PRA Health Sciences, Inc.†*	32	2,437

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Prestige Brands Holdings, Inc.†*	60	$3,005
Regeneron Pharmaceuticals, Inc.†*	15	6,707
Repligen Corp.†*	108	4,139
Supernus Pharmaceuticals, Inc.(a)*	50	2,000
United Therapeutics Corp.†*	49	5,742
Valeant Pharmaceuticals International, Inc. (Canada)*	66	946
Vanda Pharmaceuticals, Inc.*	102	1,826
Vertex Pharmaceuticals, Inc.†*	51	7,754
VWR Corp.†*	27	894
Waters Corp.†*	41	7,360
Xencor, Inc.†*	48	1,100

		307,668

Retailing — 13.7%
Aaron’s, Inc.†	128	5,585
Advance Auto Parts, Inc.†	119	11,805
Asbury Automotive Group, Inc.†*	61	3,727
AutoNation, Inc.†(a)*	53	2,515
AutoZone, Inc.†*	31	18,448
Bed Bath & Beyond, Inc.†	287	6,736
Best Buy Co., Inc.†	226	12,873
CarMax, Inc.*	27	2,047
Chico’s FAS, Inc.	259	2,318
Dollar General Corp.†	97	7,862
Dollar Tree, Inc.†*	65	5,643
Expedia, Inc.	10	1,439
Foot Locker, Inc.†	139	4,896
Gap, Inc. (The)†(a)	285	8,416
Genuine Parts Co.†	104	9,948
Home Depot, Inc. (The)†	197	32,221
HSN, Inc.†	66	2,577
JC Penney Co., Inc.(a)*	756	2,880
Liberty Interactive Corp. QVC Group, Class A†*	22	519
LKQ Corp.†*	314	11,301
Lowe’s Cos., Inc.†	366	29,258
Monro, Inc.(a)	6	336
Nordstrom, Inc.†	21	990
Nutrisystem, Inc.†(a)	136	7,602
O’Reilly Automotive, Inc.†*	74	15,937
PetMed Express, Inc.(a)	116	3,845
Pool Corp.	2	216
Priceline Group, Inc. (The)†*	3	5,492

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
RH*	58	$4,079
Ross Stores, Inc.†	288	18,596
Sally Beauty Holdings, Inc.(a)*	20	392
Signet Jewelers Ltd. (Bermuda)†	127	8,452
Tailored Brands, Inc.(a)	100	1,444
Target Corp.†	271	15,992
TJX Cos., Inc. (The)†	339	24,994
Tractor Supply Co.(a)	89	5,633
Urban Outfitters, Inc.(a)*	59	1,410

		298,424

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Energy Industries, Inc.*	38	3,069
Analog Devices, Inc.	58	4,998
Applied Materials, Inc.†	164	8,543
Axcelis Technologies, Inc.*	28	766
Intel Corp.†	510	19,421
KLA-Tencor Corp.†	185	19,610
Lam Research Corp.†	24	4,441
Marvell Technology Group Ltd. (Bermuda)†	94	1,683
Maxim Integrated Products, Inc.†	113	5,391
Microchip Technology, Inc.†(a)	69	6,195
Micron Technology, Inc.*	240	9,439
MKS Instruments, Inc.†	29	2,739
ON Semiconductor Corp.†*	502	9,272
QUALCOMM, Inc.†	188	9,746
Skyworks Solutions, Inc.†	40	4,076
Synaptics, Inc.(a)*	1	39
Teradyne, Inc.	69	2,573
Texas Instruments, Inc.†	76	6,813
Xcerra Corp.*	67	660
Xilinx, Inc.†	130	9,208

		128,682

Software & Services — 17.8%
Accenture PLC, Class A (Ireland)†	107	14,452
ACI Worldwide, Inc.*	19	433
Adobe Systems, Inc.†*	41	6,116
Alphabet, Inc., Class A†*	11	10,711
Amdocs, Ltd. (Guernsey)	32	2,058
ANSYS, Inc.†*	53	6,505
Appfolio, Inc., Class A*	1	48
Aspen Technology, Inc.†*	103	6,469
Automatic Data Processing, Inc.†	123	13,446
Blucora, Inc.*	191	4,832

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Broadridge Financial Solutions, Inc.	48	$3,879
CA, Inc.†	351	11,716
CACI International, Inc., Class A*	33	4,599
Cadence Design Systems, Inc.*	83	3,276
Cars.com, Inc.†(a)*	194	5,162
CDK Global, Inc.†	108	6,814
CGI Group, Inc., Class A (Canada)†*	45	2,334
Citrix Systems, Inc.†*	68	5,224
CommerceHub, Inc., Class A†*	30	677
Convergys Corp.†(a)	99	2,563
CoStar Group, Inc.*	1	268
CSG Systems International, Inc.†	22	882
CSRA, Inc.†	114	3,679
eBay, Inc.†*	314	12,076
Electronic Arts, Inc.†*	184	21,723
Facebook, Inc., Class A†*	53	9,056
Fair Isaac Corp.†	23	3,232
Fidelity National Information Services, Inc.†	49	4,576
Fiserv, Inc.†*	48	6,190
Guidewire Software, Inc.*	12	934
IAC/InterActiveCorp.†*	41	4,821
International Business Machines Corp.†	220	31,918
Intuit, Inc.†	204	28,997
j2 Global, Inc.†(a)	87	6,428
Jack Henry & Associates, Inc.	14	1,439
Manhattan Associates, Inc.†(a)*	109	4,531
MAXIMUS, Inc.†	34	2,193
Microsoft Corp.†	95	7,077
NIC, Inc.†	169	2,898
Nuance Communications, Inc.†*	199	3,128
Open Text Corp. (Canada)	58	1,873
Oracle Corp.†	594	28,720
Paychex, Inc.†	296	17,748
Pegasystems, Inc.(a)	13	749
Progress Software Corp.†	123	4,695
Qualys, Inc.*	12	622
Red Hat, Inc.*	17	1,885
Sabre Corp.	35	634
Science Applications International Corp.†	24	1,604
SS&C Technologies Holdings, Inc.	128	5,139
Stamps.com, Inc.†*	43	8,714

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Synopsys, Inc.†*	119	$9,583
Total System Services, Inc.	77	5,044
Trade Desk, Inc. (The), Class A†*	96	5,905
Travelport Worldwide Ltd. (Bermuda)†	228	3,580
Tyler Technologies, Inc.*	4	697
VeriSign, Inc.†(a)*	53	5,639
Visa, Inc., Class A†	37	3,894
VMware, Inc., Class A†(a)*	82	8,954
Web.com Group, Inc.*	68	1,700
Western Union Co. (The)†	144	2,765

		387,504

Technology Hardware & Equipment — 10.6%
Amphenol Corp., Class A	5	423
Anixter International, Inc.*	24	2,040
Apple, Inc.†	160	24,659
Arista Networks, Inc.†*	3	569
Avnet, Inc.†	126	4,952
AVX Corp.†	99	1,805
Badger Meter, Inc.	22	1,078
Benchmark Electronics, Inc.†*	142	4,849
Brocade Communications Systems, Inc.	40	478
Cisco Systems, Inc.†	1,016	34,168
Coherent, Inc.*	3	706
CommScope Holding Co., Inc.†*	4	133
Dolby Laboratories, Inc., Class A	36	2,071
EchoStar Corp., Class A*	7	401
Extreme Networks, Inc.*	140	1,665
F5 Networks, Inc.†*	95	11,453
FLIR Systems, Inc.†	173	6,731
Harris Corp.†	155	20,410
Hewlett Packard Enterprise Co.†	1,216	17,887
HP, Inc.†	1,089	21,736
InterDigital, Inc.†	30	2,212
Itron, Inc.*	17	1,317
Jabil, Inc.	58	1,656
Juniper Networks, Inc.†	630	17,533
Motorola Solutions, Inc.†	89	7,553
NetApp, Inc.†	59	2,582
OSI Systems, Inc.*	9	822
Plantronics, Inc.†	69	3,051
Rogers Corp.*	1	133
ScanSource, Inc.†*	53	2,313

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Seagate Technology PLC (Ireland)†	43	$1,426
TE Connectivity Ltd. (Switzerland)	32	2,658
Trimble, Inc.*	26	1,020
TTM Technologies, Inc.*	24	369
VeriFone Systems, Inc.*	11	223
Viavi Solutions, Inc.*	129	1,220
Vishay Intertechnology, Inc.†	325	6,110
Western Digital Corp.†	64	5,530
Xerox Corp.†	274	9,121
Zebra Technologies Corp., Class A*	49	5,320

		230,383

Telecommunication Services — 4.3%
AT&T, Inc.†	752	29,456
CenturyLink, Inc.†(a)	619	11,699
Cogent Communications Holdings, Inc.(a)	9	440
Frontier Communications Corp.†	322	3,796
Level 3 Communications, Inc.†*	168	8,953
Rogers Communications, Inc., Class B (Canada)	80	4,123
United States Cellular Corp.†*	21	743
Verizon Communications, Inc.†	681	33,703
Vonage Holdings Corp.*	61	497

		93,410

Transportation — 5.9%
Alaska Air Group, Inc.†	107	8,161
Canadian National Railway Co. (Canada)†	104	8,616
Canadian Pacific Railway Ltd. (Canada)	18	3,025
CH Robinson Worldwide, Inc.†(a)	95	7,230
CSX Corp.†	93	5,046
Delta Air Lines, Inc.†	192	9,258
Expeditors International of Washington, Inc.†	216	12,930
FedEx Corp.†	42	9,474
Hawaiian Holdings, Inc.†*	146	5,482
Heartland Express, Inc.†	142	3,561
JB Hunt Transport Services, Inc.†	104	11,552
Kirby Corp.(a)*	61	4,023
Knight-Swift Transportation Holdings, Inc.*	15	623
Landstar System, Inc.	11	1,096
Norfolk Southern Corp.	13	1,719

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Southwest Airlines Co.†	190	$10,636
Union Pacific Corp.†	77	8,930
United Parcel Service, Inc., Class B†	104	12,489
Werner Enterprises, Inc.	72	2,632
XPO Logistics, Inc.†*	35	2,372

		128,855

TOTAL COMMON STOCKS (Cost $3,509,211)		3,819,258

TOTAL LONG POSITIONS - 175.7%		3,819,258

(Cost $3,509,211)

SHORT POSITIONS — (75.8)%
COMMON STOCKS — (75.8)%
Automobiles & Components — (1.8)%
American Axle & Manufacturing Holdings, Inc.*	(501)	(8,808)
Cooper Tire & Rubber Co.	(225)	(8,415)
Ford Motor Co.	(450)	(5,386)
Gentherm, Inc.*	(76)	(2,823)
LCI Industries	(39)	(4,518)
Magna International, Inc. (Canada)	(69)	(3,683)
Modine Manufacturing Co.*	(61)	(1,174)
Tesla, Inc.*	(11)	(3,752)

		(38,559)

Capital Goods — (8.3)%
AAON, Inc.	(31)	(1,072)
AAR Corp.	(113)	(4,269)
Actuant Corp., Class A	(226)	(5,786)
Advanced Drainage Systems, Inc.	(50)	(1,012)
AECOM*	(21)	(773)
Aegion Corp.*	(119)	(2,770)
AGCO Corp.	(10)	(738)
Albany International Corp., Class A	(10)	(574)
American Railcar Industries, Inc.	(1)	(39)
Apogee Enterprises, Inc.	(21)	(1,013)
Astec Industries, Inc.	(20)	(1,120)
Astronics Corp.*	(26)	(774)
Axon Enterprise, Inc.*	(317)	(7,186)
Beacon Roofing Supply, Inc.*	(103)	(5,279)
Carlisle Cos., Inc.	(34)	(3,410)
CIRCOR International, Inc.	(27)	(1,470)
Columbus McKinnon Corp.	(2)	(76)
Cubic Corp.	(62)	(3,162)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Douglas Dynamics, Inc.	(53)	$(2,088)
Dycom Industries, Inc.*	(8)	(687)
Emerson Electric Co.	(6)	(377)
Encore Wire Corp.	(1)	(45)
EnPro Industries, Inc.	(18)	(1,450)
ESCO Technologies, Inc.	(1)	(60)
Esterline Technologies Corp.*	(22)	(1,983)
Federal Signal Corp.	(35)	(745)
Franklin Electric Co., Inc.	(71)	(3,184)
General Cable Corp.	(192)	(3,619)
Granite Construction, Inc.	(114)	(6,606)
Herc Holdings, Inc.*	(8)	(393)
Hexcel Corp.	(95)	(5,455)
Hyster-Yale Materials Handling, Inc.	(14)	(1,070)
ITT, Inc.	(63)	(2,789)
John Bean Technologies Corp.	(28)	(2,831)
Johnson Controls International PLC (Ireland)	(174)	(7,010)
Kaman Corp.	(37)	(2,064)
KBR, Inc.	(41)	(733)
Kratos Defense & Security Solutions, Inc.*	(352)	(4,604)
Manitowoc Co., Inc. (The)*	(667)	(6,003)
Masonite International Corp. (Canada)*	(35)	(2,422)
MasTec, Inc.*	(86)	(3,990)
Middleby Corp. (The)*	(73)	(9,356)
Milacron Holdings Corp.*	(32)	(540)
MRC Global, Inc.*	(359)	(6,279)
Navistar International Corp.*	(51)	(2,248)
NCI Building Systems, Inc.*	(20)	(312)
NN, Inc.	(3)	(87)
NOW, Inc.*	(644)	(8,894)
Orbital ATK, Inc.	(34)	(4,527)
Parker-Hannifin Corp.	(3)	(525)
Patrick Industries, Inc.*	(16)	(1,346)
Ply Gem Holdings, Inc.*	(6)	(102)
Proto Labs, Inc.*	(22)	(1,767)
Quanex Building Products Corp.	(2)	(46)
Raven Industries, Inc.	(28)	(907)
REV Group, Inc.	(33)	(949)
Rockwell Collins, Inc.	(5)	(654)
Simpson Manufacturing Co., Inc.	(35)	(1,716)
SiteOne Landscape Supply, Inc.*	(37)	(2,150)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
SPX Corp.*	(57)	$(1,672)
Sunrun, Inc.*	(649)	(3,602)
Teledyne Technologies, Inc.*	(48)	(7,641)
Tennant Co.	(25)	(1,655)
Thermon Group Holdings, Inc.*	(54)	(971)
Timken Co. (The)	(86)	(4,175)
Titan International, Inc.	(102)	(1,035)
United Rentals, Inc.*	(18)	(2,497)
Universal Forest Products, Inc.	(11)	(1,080)
Wabtec Corp.	(48)	(3,636)
Watsco, Inc.	(14)	(2,255)
Watts Water Technologies, Inc., Class A	(1)	(69)
Wesco Aircraft Holdings, Inc.*	(116)	(1,090)
Woodward, Inc.	(12)	(931)
Xylem, Inc.	(64)	(4,008)

		(179,453)

Commercial & Professional Services — (2.3)%
ABM Industries, Inc.	(64)	(2,669)
ACCO Brands Corp.*	(177)	(2,106)
Advanced Disposal Services, Inc.*	(89)	(2,242)
Advisory Board Co. (The)*	(52)	(2,788)
Casella Waste Systems, Inc.*	(1)	(19)
Cintas Corp.	(8)	(1,154)
Clean Harbors, Inc.*	(34)	(1,928)
Covanta Holding Corp.	(613)	(9,103)
FTI Consulting, Inc.*	(79)	(2,803)
Healthcare Services Group, Inc.	(35)	(1,889)
HNI Corp.	(111)	(4,603)
InnerWorkings, Inc.*	(4)	(45)
Knoll, Inc.	(68)	(1,360)
Multi-Color Corp.	(34)	(2,786)
On Assignment, Inc.*	(16)	(859)
Ritchie Bros Auctioneers, Inc. (Canada)	(30)	(949)
RR Donnelley & Sons Co.	(250)	(2,575)
Steelcase, Inc., Class A	(93)	(1,432)
TrueBlue, Inc.*	(19)	(427)
US Ecology, Inc.	(47)	(2,529)
WageWorks, Inc.*	(80)	(4,856)

		(49,122)

Consumer Durables & Apparel — (2.4)%
Acushnet Holdings Corp.	(7)	(124)
American Outdoor Brands Corp.*	(164)	(2,501)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Callaway Golf Co.	(171)	$(2,468)
Canada Goose Holdings, Inc. (Canada)*	(161)	(3,309)
Deckers Outdoor Corp.*	(58)	(3,968)
G-III Apparel Group Ltd.*	(116)	(3,366)
Hanesbrands, Inc.	(119)	(2,932)
Leggett & Platt, Inc.	(7)	(334)
Lululemon Athletica, Inc.*	(6)	(374)
Mattel, Inc.	(584)	(9,040)
Mohawk Industries, Inc.*	(34)	(8,415)
Movado Group, Inc.	(5)	(140)
Newell Brands, Inc.	(68)	(2,902)
Polaris Industries, Inc.	(23)	(2,406)
Skechers U.S.A., Inc., Class A*	(146)	(3,663)
Tempur Sealy International, Inc.*	(35)	(2,258)
Under Armour, Inc., Class C*	(240)	(3,605)

		(51,805)

Consumer Services — (4.4)%
Belmond Ltd., Class A (Bermuda)*	(37)	(505)
BJ’s Restaurants, Inc.*	(11)	(335)
Bright Horizons Family Solutions, Inc.*	(34)	(2,931)
Carnival Corp. (Panama)	(8)	(517)
Chegg, Inc.*	(346)	(5,135)
Domino’s Pizza, Inc.	(8)	(1,588)
Fiesta Restaurant Group, Inc.*	(80)	(1,520)
Houghton Mifflin Harcourt Co.*	(414)	(4,989)
International Game Technology PLC (United Kingdom)	(148)	(3,633)
Laureate Education, Inc., Class A*	(95)	(1,382)
Marcus Corp. (The)	(37)	(1,025)
MGM Resorts International	(123)	(4,009)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(238)	(12,864)
Papa John’s International, Inc.	(61)	(4,457)
Planet Fitness, Inc., Class A	(87)	(2,347)
Red Rock Resorts, Inc., Class A	(116)	(2,687)
Restaurant Brands International, Inc. (Canada)	(48)	(3,066)
SeaWorld Entertainment, Inc.	(881)	(11,444)
Shake Shack, Inc., Class A*	(353)	(11,730)
Texas Roadhouse, Inc.	(72)	(3,538)
Wendy’s Co. (The)	(603)	(9,365)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Wingstop, Inc.	(171)	$(5,686)

		(94,753)

Energy — (3.4)%
Andeavor	(129)	(13,306)
Cenovus Energy, Inc. (Canada)	(346)	(3,467)
Cheniere Energy, Inc.*	(36)	(1,621)
DHT Holdings, Inc. (Marshall Islands)	(27)	(107)
Ensco PLC, Class A (United Kingdom)	(877)	(5,236)
Forum Energy Technologies, Inc.*	(160)	(2,544)
Frank’s International NV (Netherlands)	(233)	(1,799)
Green Plains, Inc.	(313)	(6,307)
Helix Energy Solutions Group, Inc.*	(747)	(5,520)
Helmerich & Payne, Inc.	(83)	(4,325)
Keane Group, Inc.*	(27)	(450)
Mammoth Energy Services, Inc.*	(3)	(51)
Newpark Resources, Inc.*	(93)	(930)
Patterson-UTI Energy, Inc.	(651)	(13,632)
ProPetro Holding Corp.*	(127)	(1,822)
SemGroup Corp., Class A	(167)	(4,801)
Solaris Oilfield Infrastructure, Inc., Class A*	(3)	(52)
Targa Resources Corp.	(84)	(3,973)
Unit Corp.*	(69)	(1,420)
Weatherford International PLC (Ireland)*	(412)	(1,887)
Williams Cos., Inc. (The)	(34)	(1,020)

		(74,270)

Food & Staples Retailing — (0.8)%
Casey’s General Stores, Inc.	(33)	(3,612)
Performance Food Group Co.*	(54)	(1,526)
PriceSmart, Inc.	(8)	(714)
Rite Aid Corp.*	(4,486)	(8,793)
Smart & Final Stores, Inc.*	(192)	(1,507)
SpartanNash Co.	(15)	(396)

		(16,548)

Food, Beverage & Tobacco — (3.1)%
B&G Foods, Inc.	(181)	(5,765)
Blue Buffalo Pet Products, Inc.*	(393)	(11,142)
Bunge Ltd. (Bermuda)	(111)	(7,710)
Calavo Growers, Inc.	(35)	(2,562)
Coca-Cola Bottling Co. Consolidated	(19)	(4,099)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Cott Corp. (Canada)	(51)	$(766)
Darling Ingredients, Inc.*	(119)	(2,085)
Farmer Brothers Co.*	(39)	(1,281)
J&J Snack Foods Corp.	(10)	(1,313)
McCormick & Co., Inc., non-voting shares	(17)	(1,745)
MGP Ingredients, Inc.	(49)	(2,971)
Pilgrim’s Pride Corp.*	(25)	(710)
Snyder’s-Lance, Inc.	(42)	(1,602)
SunOpta, Inc. (Canada)*	(19)	(165)
Tootsie Roll Industries, Inc.	(27)	(1,026)
Tyson Foods, Inc., Class A	(272)	(19,162)
Universal Corp.	(21)	(1,203)
Vector Group Ltd	(144)	(2,942)

		(68,249)

Health Care Equipment & Services — (6.0)%
Alere, Inc.*	(149)	(7,598)
Align Technology, Inc.*	(11)	(2,049)
Almost Family, Inc.*	(6)	(322)
Amedisys, Inc.*	(10)	(560)
athenahealth, Inc.*	(67)	(8,332)
AtriCure, Inc.*	(10)	(224)
BioTelemetry, Inc.*	(99)	(3,267)
Cardiovascular Systems, Inc.*	(25)	(704)
Castlight Health, Inc., Class B*	(9)	(39)
CryoLife, Inc.*	(2)	(45)
DaVita, Inc.*	(200)	(11,878)
DENTSPLY SIRONA, Inc.	(205)	(12,261)
DexCom, Inc.*	(153)	(7,486)
Diplomat Pharmacy, Inc.*	(98)	(2,030)
Ensign Group, Inc. (The)	(127)	(2,869)
Evolent Health, Inc., Class A*	(446)	(7,939)
Glaukos Corp.*	(25)	(825)
Henry Schein, Inc.*	(28)	(2,296)
HMS Holdings Corp.*	(64)	(1,271)
Inovalon Holdings, Inc., Class A*	(75)	(1,279)
Insulet Corp.*	(78)	(4,296)
K2M Group Holdings, Inc.*	(167)	(3,542)
LeMaitre Vascular, Inc.	(3)	(112)
Natus Medical, Inc.*	(145)	(5,438)
Nevro Corp.*	(101)	(9,179)
Novocure Ltd. (Jersey)*	(100)	(1,985)
NuVasive, Inc.*	(77)	(4,270)
NxStage Medical, Inc.*	(216)	(5,962)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
OraSure Technologies, Inc.*	(17)	$(382)
Owens & Minor, Inc.	(209)	(6,103)
Penumbra, Inc.*	(76)	(6,863)
Quidel Corp.*	(19)	(833)
Select Medical Holdings Corp.*	(81)	(1,555)
Surgery Partners, Inc.*	(44)	(455)
Teladoc, Inc.*	(181)	(6,000)
Varex Imaging Corp.*	(13)	(440)
Vocera Communications, Inc.*	(9)	(282)

		(130,971)

Household & Personal Products — (1.1)%
Coty, Inc., Class A	(328)	(5,422)
elf Beauty, Inc.*	(199)	(4,487)
Spectrum Brands Holdings, Inc.	(104)	(11,016)
WD-40 Co.	(29)	(3,245)

		(24,170)

Materials — (4.4)%
Agrium, Inc. (Canada)	(82)	(8,791)
Albemarle Corp.	(13)	(1,772)
Avery Dennison Corp.	(12)	(1,180)
Axalta Coating Systems Ltd. (Bermuda)*	(68)	(1,967)
Balchem Corp.	(52)	(4,227)
Boise Cascade Co.*	(32)	(1,117)
Calgon Carbon Corp.	(5)	(107)
DowDuPont, Inc.	(34)	(2,354)
Ferro Corp.*	(167)	(3,724)
GCP Applied Technologies, Inc.*	(138)	(4,237)
Graphic Packaging Holding Co.	(240)	(3,348)
HB Fuller Co.	(82)	(4,761)
Innospec, Inc.	(1)	(62)
International Flavors & Fragrances, Inc.	(7)	(1,000)
International Paper Co.	(46)	(2,614)
KapStone Paper and Packaging Corp.	(118)	(2,536)
Koppers Holdings, Inc.*	(1)	(46)
Kraton Corp.*	(63)	(2,548)
Monsanto Co.	(10)	(1,198)
NewMarket Corp.	(12)	(5,109)
Owens-Illinois, Inc.*	(383)	(9,636)
PH Glatfelter Co.	(99)	(1,926)
Sherwin-Williams Co. (The)	(28)	(10,025)
Silgan Holdings, Inc.	(37)	(1,089)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Sonoco Products Co.	(135)	$(6,811)
Stepan Co.	(6)	(502)
Tredegar Corp.	(34)	(612)
Trinseo SA (Luxembourg)	(161)	(10,803)
US Concrete, Inc.*	(11)	(839)

		(94,941)

Media — (2.0)%
AMC Entertainment Holdings, Inc., Class A	(623)	(9,158)
Clear Channel Outdoor Holdings, Inc., Class A	(4)	(19)
Entravision Communications Corp., Class A	(126)	(718)
EW Scripps Co. (The), Class A*	(165)	(3,153)
Gray Television, Inc.*	(170)	(2,669)
John Wiley & Sons, Inc., Class A	(81)	(4,334)
Madison Square Garden Co. (The), Class A*	(20)	(4,282)
MDC Partners, Inc., Class A (Canada)*	(13)	(143)
New Media Investment Group, Inc.	(27)	(399)
New York Times Co. (The), Class A	(22)	(431)
Nexstar Media Group, Inc., Class A	(44)	(2,741)
Regal Entertainment Group, Class A	(496)	(7,936)
Scholastic Corp.	(17)	(632)
Shaw Communications, Inc., Class B (Canada)	(75)	(1,726)
Time, Inc.	(261)	(3,524)
World Wrestling Entertainment, Inc., Class A	(117)	(2,755)

		(44,620)

Pharmaceuticals, Biotechnology & Life Sciences — (5.8)%
Accelerate Diagnostics, Inc.*	(101)	(2,267)
Achaogen, Inc.*	(51)	(813)
Achillion Pharmaceuticals, Inc.*	(499)	(2,241)
Aclaris Therapeutics, Inc.*	(62)	(1,600)
Aduro Biotech, Inc.*	(81)	(863)
Aerie Pharmaceuticals, Inc.*	(94)	(4,568)
Alder Biopharmaceuticals, Inc.*	(221)	(2,707)
Arena Pharmaceuticals, Inc.*	(11)	(280)
Athenex, Inc.*	(2)	(35)
Bio-Rad Laboratories, Inc., Class A*	(51)	(11,333)
Bruker Corp.	(133)	(3,957)
Cambrex Corp.*	(18)	(990)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
Coherus Biosciences, Inc.*	(129)	$(1,722)
Cytokinetics, Inc.*	(62)	(899)
CytomX Therapeutics, Inc.*	(10)	(182)
Dermira, Inc.*	(167)	(4,509)
Editas Medicine, Inc.*	(18)	(432)
Five Prime Therapeutics, Inc.*	(94)	(3,846)
Flexion Therapeutics, Inc.*	(89)	(2,152)
Foundation Medicine, Inc.*	(17)	(683)
Heron Therapeutics, Inc.*	(337)	(5,443)
Horizon Pharma PLC (Ireland)*	(136)	(1,724)
Illumina, Inc.*	(71)	(14,143)
Insmed, Inc.*	(17)	(531)
Intercept Pharmaceuticals, Inc.*	(13)	(755)
Intra-Cellular Therapies, Inc.*	(12)	(189)
Keryx Biopharmaceuticals, Inc.*	(131)	(930)
La Jolla Pharmaceutical Co.*	(58)	(2,017)
Lexicon Pharmaceuticals, Inc.*	(36)	(442)
Luminex Corp.	(82)	(1,667)
MacroGenics, Inc.*	(23)	(425)
Medicines Co. (The)*	(190)	(7,038)
Momenta Pharmaceuticals, Inc.*	(70)	(1,295)
Natera, Inc.*	(4)	(52)
Nektar Therapeutics*	(369)	(8,856)
NeoGenomics, Inc.*	(105)	(1,169)
Pacific Biosciences of California, Inc.*	(72)	(378)
Pacira Pharmaceuticals, Inc.*	(99)	(3,717)
Paratek Pharmaceuticals, Inc.*	(135)	(3,388)
QIAGEN NV (Netherlands)	(142)	(4,473)
Radius Health, Inc.*	(152)	(5,860)
Reata Pharmaceuticals, Inc., Class A*	(3)	(93)
Revance Therapeutics, Inc.*	(13)	(358)
Seres Therapeutics, Inc.*	(4)	(64)
Synergy Pharmaceuticals, Inc.*	(1,470)	(4,263)
TG Therapeutics, Inc.*	(43)	(510)
TherapeuticsMD, Inc.*	(371)	(1,963)
Theravance Biopharma, Inc. (Cayman Islands)*	(120)	(4,109)
Ultragenyx Pharmaceutical, Inc.*	(88)	(4,687)
WaVe Life Sciences Ltd. (Singapore)*	(1)	(22)

		(126,640)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (5.5)%
1-800-Flowers.com, Inc., Class A*	(30)	$(296)
Abercrombie & Fitch Co., Class A	(552)	(7,971)
Amazon.com, Inc.*	(2)	(1,923)
American Eagle Outfitters, Inc.	(906)	(12,956)
At Home Group, Inc.*	(3)	(69)
Barnes & Noble, Inc.	(36)	(274)
Burlington Stores, Inc.*	(57)	(5,441)
Caleres, Inc.	(83)	(2,533)
Camping World Holdings, Inc., Class A	(14)	(570)
Children’s Place, Inc. (The)	(62)	(7,325)
DSW, Inc., Class A	(149)	(3,201)
Duluth Holdings, Inc., Class B*	(2)	(41)
Express, Inc.*	(73)	(493)
Five Below, Inc.*	(183)	(10,043)
Floor & Decor Holdings, Inc., Class A*	(122)	(4,749)
GameStop Corp., Class A	(392)	(8,099)
Genesco, Inc.*	(36)	(958)
Group 1 Automotive, Inc.	(43)	(3,116)
Guess?, Inc.	(502)	(8,549)
L Brands, Inc.	(3)	(125)
Lithia Motors, Inc., Class A	(50)	(6,016)
Murphy USA, Inc.*	(60)	(4,140)
Netflix, Inc.*	(4)	(725)
Ollie’s Bargain Outlet Holdings, Inc.*	(226)	(10,486)
Party City Holdco, Inc.*	(76)	(1,030)
Select Comfort Corp.*	(85)	(2,639)
Shutterfly, Inc.*	(58)	(2,812)
Sonic Automotive, Inc., Class A	(61)	(1,244)
Tile Shop Holdings, Inc.	(181)	(2,299)
Wayfair, Inc., Class A*	(49)	(3,303)
Williams-Sonoma, Inc.	(119)	(5,933)

		(119,359)

Semiconductors & Semiconductor Equipment — (3.7)%
Advanced Micro Devices, Inc.*	(1,002)	(12,776)
Ambarella, Inc. (Cayman Islands)*	(13)	(637)
Amkor Technology, Inc.*	(37)	(390)
Cavium, Inc.*	(123)	(8,111)
Cohu, Inc.	(14)	(334)
Cree, Inc.*	(100)	(2,819)
Cypress Semiconductor Corp.	(413)	(6,203)
FormFactor, Inc.*	(110)	(1,854)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Semiconductors & Semiconductor Equipment — (Continued)
Ichor Holdings Ltd. (Cayman Islands)*	(37)	$(992)
Inphi Corp.*	(349)	(13,852)
Integrated Device Technology, Inc.*	(385)	(10,233)
IXYS Corp.*	(9)	(213)
Lattice Semiconductor Corp.*	(349)	(1,818)
MACOM Technology Solutions Holdings, Inc.*	(38)	(1,695)
MaxLinear, Inc.*	(199)	(4,726)
Monolithic Power Systems, Inc.	(10)	(1,066)
Nanometrics, Inc.*	(27)	(778)
Photronics, Inc.*	(42)	(372)
Power Integrations, Inc.	(37)	(2,708)
Semtech Corp.*	(26)	(976)
Veeco Instruments, Inc.*	(184)	(3,938)
Versum Materials, Inc.	(38)	(1,475)
Xperi Corp.	(81)	(2,049)

		(80,015)

Software & Services — (10.5)%
8x8, Inc.*	(136)	(1,836)
A10 Networks, Inc.*	(96)	(726)
Acxiom Corp.*	(154)	(3,795)
Alliance Data Systems Corp.	(65)	(14,401)
Autodesk, Inc.*	(90)	(10,103)
Benefitfocus, Inc.*	(53)	(1,783)
Black Knight Financial Services, Inc., Class A*	(100)	(4,305)
Blackhawk Network Holdings, Inc.*	(141)	(6,176)
Booz Allen Hamilton Holding Corp.	(89)	(3,328)
Box, Inc., Class A*	(172)	(3,323)
BroadSoft, Inc.*	(93)	(4,678)
Callidus Software, Inc.*	(137)	(3,377)
Carbonite, Inc.*	(74)	(1,628)
Cardtronics PLC, Class A (United Kingdom)*	(194)	(4,464)
Conduent, Inc.*	(104)	(1,630)
Cornerstone OnDemand, Inc.*	(131)	(5,320)
Coupa Software, Inc.*	(69)	(2,149)
DST Systems, Inc.	(60)	(3,293)
DXC Technology Co.	(116)	(9,962)
Ellie Mae, Inc.*	(64)	(5,256)
Euronet Worldwide, Inc.*	(27)	(2,559)
FireEye, Inc.*	(462)	(7,748)
Gartner, Inc.*	(51)	(6,345)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Gigamon, Inc.*	(227)	$(9,568)
Globant SA (Luxembourg)*	(35)	(1,402)
Gogo, Inc.*	(488)	(5,763)
GTT Communications, Inc.*	(48)	(1,519)
Hortonworks, Inc.*	(135)	(2,288)
HubSpot, Inc.*	(23)	(1,933)
Imperva, Inc.*	(101)	(4,383)
Instructure, Inc.*	(22)	(729)
MuleSoft, Inc., Class A*	(52)	(1,047)
Nutanix, Inc,. Class A*	(18)	(403)
Pandora Media, Inc.*	(1,358)	(10,457)
Paylocity Holding Corp.*	(26)	(1,269)
Proofpoint, Inc.*	(19)	(1,657)
PROS Holdings, Inc.*	(94)	(2,268)
Quotient Technology, Inc.*	(106)	(1,659)
Rapid7, Inc.*	(113)	(1,989)
SecureWorks Corp., Class A*	(36)	(445)
Splunk, Inc.*	(176)	(11,692)
Sykes Enterprises, Inc.*	(2)	(58)
Teradata Corp.*	(386)	(13,043)
Twilio, Inc., Class A*	(85)	(2,537)
Twitter, Inc.*	(80)	(1,350)
Ultimate Software Group, Inc. (The)*	(32)	(6,067)
Vantiv, Inc., Class A*	(92)	(6,483)
Verint Systems, Inc.*	(33)	(1,381)
Virtusa Corp.*	(118)	(4,458)
Workday, Inc., Class A*	(79)	(8,326)
Workiva, Inc.*	(56)	(1,168)
Zendesk, Inc.*	(419)	(12,197)
Zynga, Inc., Class A*	(794)	(3,001)

		(228,725)

Technology Hardware & Equipment — (6.1)%
3D Systems Corp.*	(490)	(6,561)
Arrow Electronics, Inc.*	(36)	(2,895)
Belden, Inc.	(58)	(4,671)
BlackBerry Ltd. (Canada)*	(62)	(693)
Corning, Inc.	(151)	(4,518)
CTS Corp.	(43)	(1,036)
Diebold Nixdorf, Inc.	(215)	(4,913)
FARO Technologies, Inc.*	(1)	(38)
Finisar Corp.*	(406)	(9,001)
Fitbit, Inc., Class A*	(1,493)	(10,391)
II-VI, Inc.*	(203)	(8,353)
Infinera Corp.*	(1,101)	(9,766)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Insight Enterprises, Inc.*	(28)	$(1,286)
Keysight Technologies, Inc.*	(75)	(3,124)
Kimball Electronics, Inc.*	(2)	(43)
Knowles Corp.*	(159)	(2,428)
Lumentum Holdings, Inc.*	(245)	(13,316)
Mesa Laboratories, Inc.	(7)	(1,045)
Methode Electronics, Inc.	(17)	(720)
MTS Systems Corp.	(3)	(160)
NETGEAR, Inc.*	(107)	(5,093)
NetScout Systems, Inc.*	(67)	(2,167)
Oclaro, Inc.*	(388)	(3,348)
Palo Alto Networks, Inc.*	(33)	(4,755)
Plexus Corp.*	(27)	(1,514)
Pure Storage, Inc., Class A*	(252)	(4,029)
Quantenna Communications, Inc.*	(48)	(807)
Sierra Wireless, Inc. (Canada)*	(125)	(2,688)
Stratasys Ltd. (Israel)*	(50)	(1,156)
Super Micro Computer, Inc.*	(170)	(3,757)
SYNNEX Corp.	(37)	(4,681)
Tech Data Corp.*	(60)	(5,331)
ViaSat, Inc.*	(135)	(8,683)

		(132,967)

Telecommunication Services — (1.2)%
ATN International, Inc.	(38)	(2,003)
Boingo Wireless, Inc.*	(7)	(150)
Cincinnati Bell, Inc.*	(205)	(4,069)
General Communication, Inc., Class A*	(47)	(1,917)
Iridium Communications, Inc.*	(442)	(4,553)
Shenandoah Telecommunications Co.	(82)	(3,050)
Straight Path Communications, Inc,. Class B*	(10)	(1,807)
Zayo Group Holdings, Inc.*	(269)	(9,259)

		(26,808)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (3.0)%
Air Transport Services Group, Inc.*	(95)	$(2,312)
Allegiant Travel Co.	(4)	(527)
ArcBest Corp.	(68)	(2,275)
Atlas Air Worldwide Holdings, Inc.*	(27)	(1,777)
Genesee & Wyoming, Inc., Class A*	(206)	(15,246)
Golden Ocean Group Ltd. (Bermuda)*	(9)	(71)
Hub Group, Inc., Class A*	(24)	(1,031)
JetBlue Airways Corp.*	(27)	(500)
Kansas City Southern	(75)	(8,151)
Ryder System, Inc.	(176)	(14,881)
SkyWest, Inc.	(139)	(6,102)
Spirit Airlines, Inc.*	(352)	(11,760)
United Continental Holdings, Inc.*	(16)	(974)

		(65,607)

TOTAL COMMON STOCK (Proceeds $1,625,019)		(1,647,582)

TOTAL SECURITES SOLD SHORT - (75.8)%		(1,647,582)

(Proceeds $1,625,019)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		2,234

NET ASSETS - 100.0%		$2,173,910

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC  Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 185.3%
COMMON STOCKS — 185.3%
Automobiles & Components — 3.1%
BorgWarner, Inc.†	207	$10,605
Delphi Automotive PLC (Jersey)†	681	67,010
General Motors Co.†	3,617	146,055
Harley-Davidson, Inc.(a)	553	26,660

		250,330

Capital Goods — 14.9%
3M Co.†	85	17,842
Allegion PLC (Ireland)†	32	2,767
AMETEK, Inc.	57	3,764
Arconic, Inc.†	88	2,190
Boeing Co. (The)†	1,398	355,386
Caterpillar, Inc.†	1,107	138,054
Cummins, Inc.†	158	26,549
Emerson Electric Co.†	13	817
Honeywell International, Inc.†	1,264	179,159
Ingersoll-Rand PLC (Ireland)†	244	21,758
Jacobs Engineering Group, Inc.†	390	22,725
Lockheed Martin Corp.†	821	254,748
Northrop Grumman Corp.†	182	52,365
Pentair PLC (Ireland)	588	39,960
Rockwell Collins, Inc.†	25	3,268
Snap-on, Inc.†	186	27,716
TransDigm Group, Inc.	3	767
WW Grainger, Inc.†(a)	188	33,793

		1,183,628

Commercial & Professional Services — 2.8%
Equifax, Inc.	48	5,088
Republic Services, Inc.†	951	62,823
Robert Half International, Inc.†	407	20,488
Stericycle, Inc.*	282	20,197
Waste Management, Inc.†	1,424	111,456

		220,052

Consumer Durables & Apparel — 2.1%
Coach, Inc.†	914	36,816
Garmin Ltd. (Switzerland)†	188	10,146
Hasbro, Inc.†	113	11,037
Michael Kors Holdings Ltd. (British Virgin Islands)†*	541	25,887
PVH Corp.†	209	26,347
Ralph Lauren Corp.†	267	23,573
Whirlpool Corp.	194	35,781

		169,587

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 4.7%
Hilton Worldwide Holdings, Inc.†	1,054	$73,200
Marriott International, Inc., Class A†	1,137	125,366
McDonald’s Corp.†	889	139,289
Royal Caribbean Cruises Ltd. (Liberia)	49	5,808
Wyndham Worldwide Corp.†	272	28,672

		372,335

Diversified Financials — 3.6%
BlackRock, Inc.	74	33,085
CBOE Holdings, Inc.	363	39,070
CME Group, Inc.†	14	1,900
Franklin Resources, Inc.	313	13,932
Invesco Ltd. (Bermuda)	31	1,086
Moody’s Corp.†	618	86,032
Nasdaq, Inc.†	540	41,888
T Rowe Price Group, Inc.†	779	70,616

		287,609

Energy — 7.9%
Anadarko Petroleum Corp.†	1,791	87,490
Chesapeake Energy Corp.(a)*	2,935	12,620
Chevron Corp.†	767	90,122
ConocoPhillips†	3,943	197,347
Occidental Petroleum Corp.†	1,830	117,504
Range Resources Corp.(a)	803	15,715
Valero Energy Corp.†	1,433	110,241

		631,039

Food & Staples Retailing — 12.1%
CVS Health Corp.†	3,443	279,985
Kroger Co. (The)†	2,997	60,120
Sysco Corp.†	1,718	92,686
Walgreens Boots Alliance, Inc.†	2,750	212,355
Wal-Mart Stores, Inc.†	3,992	311,935

		957,081

Food, Beverage & Tobacco — 10.3%
Altria Group, Inc.†	4,739	300,547
Campbell Soup Co.†	990	46,352
Coca-Cola Co. (The)	1,069	48,116
Conagra Brands, Inc.†	1,412	47,641
Dr Pepper Snapple Group, Inc.†	593	52,463
General Mills, Inc.	917	47,464
JM Smucker Co. (The)	374	39,244
Kellogg Co.	1,117	69,667
Kraft Heinz Co. (The)	65	5,041

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
Molson Coors Brewing Co., Class B†	697	$56,903
PepsiCo, Inc.†	775	86,358
Philip Morris International, Inc.†	134	14,875

		814,671

Health Care Equipment & Services — 17.8%
Aetna, Inc.†	1,076	171,095
AmerisourceBergen Corp.†	729	60,325
Anthem, Inc.†	855	162,347
Baxter International, Inc.†	506	31,752
Centene Corp.†*	559	54,094
Cigna Corp.†	819	153,104
Envision Healthcare Corp.*	42	1,888
Express Scripts Holding Co.†*	2,007	127,083
HCA Healthcare, Inc.†*	1,202	95,667
Humana, Inc.†	485	118,161
Laboratory Corp. of America
Holdings†*	267	40,309
McKesson Corp.†	681	104,608
Medtronic PLC (Ireland)†	709	55,139
Quest Diagnostics, Inc.†	255	23,878
UnitedHealth Group, Inc.†	760	148,846
Universal Health Services, Inc., Class B	310	34,391
Varian Medical Systems, Inc.*	299	29,918

		1,412,605

Household & Personal Products — 4.2%
Church & Dwight Co., Inc.†	651	31,541
Clorox Co. (The)†	418	55,138
Colgate-Palmolive Co.†	1,071	78,022
Estee Lauder Cos., Inc. (The), Class A†	295	31,813
Kimberly-Clark Corp.†	1,144	134,626

		331,140

Insurance — 2.9%
Allstate Corp. (The)†	125	11,489
Aon PLC (United Kingdom)†	762	111,328
Everest Re Group Ltd. (Bermuda)	59	13,475
Progressive Corp. (The)†	1,768	85,607
Travelers Cos., Inc. (The)	85	10,414

		232,313

Materials — 5.7%
Air Products & Chemicals, Inc.†	707	106,913
Ball Corp.	649	26,804

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Freeport-McMoRan, Inc.*	3,235	$45,419
LyondellBasell Industries NV, Class A
(Netherlands)†	1,262	125,001
Newmont Mining Corp.†	1,728	64,817
Packaging Corp. of America	305	34,977
PPG Industries, Inc.†	55	5,976
Sherwin-Williams Co. (The)†	88	31,508
WestRock Co.†	207	11,743

		453,158

Media — 14.4%
CBS Corp., Class B, non-voting shares†	1,305	75,690
Comcast Corp., Class A†	6,169	237,383
Discovery Communications, Inc., Class A†(a)*	1,873	39,876
News Corp., Class A†	1,886	25,008
Omnicom Group, Inc.†	761	56,367
Scripps Networks Interactive, Inc., Class A†	420	36,074
Time Warner, Inc.†	2,518	257,969
Twenty-First Century Fox, Inc., Class A†	5,998	158,227
Viacom, Inc., Class B†	1,304	36,303
Walt Disney Co. (The)†	2,239	220,698

		1,143,595

Pharmaceuticals, Biotechnology & Life Sciences — 10.6%
AbbVie, Inc.†	2,507	222,772
Amgen, Inc.†	475	88,564
Biogen, Inc.†*	393	123,056
Bristol-Myers Squibb Co.†	1,077	68,648
Gilead Sciences, Inc.†	4,162	337,205

		840,245

Real Estate — 5.6%
Alexandria Real Estate Equities, Inc., REIT	176	20,939
Apartment Investment & Management Co., Class A, REIT†	178	7,807
AvalonBay Communities, Inc., REIT†	127	22,659
Digital Realty Trust, Inc., REIT†	86	10,176
Duke Realty Corp., REIT	1,152	33,201
Essex Property Trust, Inc., REIT†	213	54,108
Extra Space Storage, Inc., REIT†	408	32,607
Mid-America Apartment Communities, Inc., REIT†	368	39,332

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
Prologis, Inc., REIT	92	$5,838
Public Storage, REIT†	359	76,822
Realty Income Corp., REIT†	887	50,728
Regency Centers Corp., REIT	549	34,060
UDR, Inc., REIT†	866	32,934
Ventas, Inc., REIT†	354	23,056

		444,267

Retailing — 12.2%
Advance Auto Parts, Inc.	240	23,808
AutoZone, Inc.†*	92	54,750
Best Buy Co., Inc.†	307	17,487
Dollar Tree, Inc.*	74	6,425
Foot Locker, Inc.	20	704
Genuine Parts Co.	475	45,434
Home Depot, Inc. (The)†	1,924	314,689
LKQ Corp.*	1,000	35,990
Lowe’s Cos., Inc.†	2,720	217,437
Nordstrom, Inc.	479	22,585
O’Reilly Automotive, Inc.†*	288	62,027
Ross Stores, Inc.†	1,250	80,712
Signet Jewelers Ltd. (Bermuda)(a)	196	13,044
Target Corp.†	809	47,739
TJX Cos., Inc. (The)	133	9,806
Tractor Supply Co.(a)	246	15,569

		968,206

Semiconductors & Semiconductor Equipment — 8.3%
Applied Materials, Inc.†	3,417	177,992
Intel Corp.†	4,276	162,830
KLA-Tencor Corp.†	509	53,954
Lam Research Corp.†	592	109,544
Micron Technology, Inc.*	1,752	68,906
Texas Instruments, Inc.†	327	29,312
Xilinx, Inc.	794	56,239

		658,777

Software & Services — 11.4%
Accenture PLC, Class A (Ireland)†	543	73,343
Alphabet, Inc., Class A*	18	17,527
Automatic Data Processing, Inc.†	628	68,653
CA, Inc.†	424	14,153
CSRA, Inc.†	154	4,970
eBay, Inc.†*	278	10,692
Electronic Arts, Inc.†*	1,005	118,650

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
International Business Machines
Corp.†	1,269	$184,107
Intuit, Inc.†	829	117,834
Oracle Corp.†	4,167	201,474
Paychex, Inc.†	1,164	69,793
Visa, Inc., Class A	257	27,047

		908,243

Technology Hardware & Equipment — 12.5%
Apple, Inc.†	2,051	316,100
Cisco Systems, Inc.†	7,668	257,875
F5 Networks, Inc.†*	209	25,197
FLIR Systems, Inc.†	128	4,981
Harris Corp.	390	51,355
Hewlett Packard Enterprise Co.†	5,303	78,007
HP, Inc.†	5,411	108,004
Juniper Networks, Inc.†	1,237	34,426
Motorola Solutions, Inc.†	209	17,738
Western Digital Corp.†	815	70,416
Xerox Corp.	846	28,163

		992,262

Telecommunication Services — 6.5%
AT&T, Inc.†	5,021	196,673
CenturyLink, Inc.(a)	1,782	33,680
Verizon Communications, Inc.†	5,730	283,578

		513,931

Transportation — 8.2%
Alaska Air Group, Inc.†	400	30,508
CH Robinson Worldwide, Inc.†	9	685
CSX Corp.	919	49,865
Delta Air Lines, Inc.†	686	33,079
Expeditors International of
Washington, Inc.†	581	34,779
FedEx Corp.†	572	129,032
JB Hunt Transport Services, Inc.	354	39,322
Southwest Airlines Co.†	1,206	67,512
Union Pacific Corp.†	1,225	142,063
United Parcel Service, Inc., Class B†	1,022	122,732

		649,577

Utilities — 3.5%
CMS Energy Corp.	466	21,585
DTE Energy Co.†	581	62,376
FirstEnergy Corp.	1,440	44,395
NRG Energy, Inc.†	305	7,805

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Utilities — (Continued)
Public Service Enterprise Group, Inc.†	1,637	$75,711
WEC Energy Group, Inc.†	1,022	64,161

		276,033

TOTAL COMMON STOCKS (Cost $13,606,248)		14,710,684

TOTAL LONG POSITIONS - 185.3%		14,710,684

(Cost $13,606,248)

SHORT POSITIONS — (85.8)%
COMMON STOCKS — (85.8)%
Automobiles & Components — (1.0)%
Ford Motor Co.	(5,945)	(71,162)
Goodyear Tire & Rubber Co. (The)	(377)	(12,535)

		(83,697)

Banks — (8.2)%
Bank of America Corp.	(5,480)	(138,863)
BB&T Corp.	(1,210)	(56,797)
Citigroup, Inc.	(366)	(26,623)
Citizens Financial Group, Inc.	(758)	(28,706)
Comerica, Inc.	(187)	(14,261)
Fifth Third Bancorp	(1,037)	(29,015)
Huntington Bancshares, Inc.	(442)	(6,170)
JPMorgan Chase & Co.	(332)	(31,709)
M&T Bank Corp.	(229)	(36,878)
PNC Financial Services Group, Inc. (The)	(149)	(20,081)
Regions Financial Corp.	(1,276)	(19,433)
SunTrust Banks, Inc.	(721)	(43,094)
US Bancorp	(1,613)	(86,441)
Wells Fargo & Co.	(1,737)	(95,796)
Zions Bancorporation	(301)	(14,201)

		(648,068)

Capital Goods — (8.6)%
Acuity Brands, Inc.	(66)	(11,305)
AO Smith Corp.	(258)	(15,333)
Dover Corp.	(191)	(17,456)
Eaton Corp. PLC (Ireland)	(674)	(51,756)
Flowserve Corp.	(195)	(8,305)
Fluor Corp.	(209)	(8,799)
Fortive Corp.	(520)	(36,811)
Fortune Brands Home & Security, Inc.	(231)	(15,530)
General Dynamics Corp.	(448)	(92,100)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
General Electric Co.	(3,571)	$(86,347)
Illinois Tool Works, Inc.	(147)	(21,750)
Johnson Controls International PLC (Ireland)	(1,395)	(56,205)
L3 Technologies, Inc.	(117)	(22,046)
Masco Corp.	(473)	(18,452)
PACCAR, Inc.	(485)	(35,085)
Parker-Hannifin Corp.	(200)	(35,004)
Quanta Services, Inc.*	(228)	(8,520)
Raytheon Co.	(434)	(80,976)
Stanley Black & Decker, Inc.	(47)	(7,096)
Textron, Inc.	(399)	(21,498)
United Rentals, Inc.*	(126)	(17,481)
United Technologies Corp.	(142)	(16,483)
Xylem, Inc.	(45)	(2,818)

		(687,156)

Commercial & Professional Services — (0.6)%
Cintas Corp.	(158)	(22,796)
Nielsen Holdings PLC (United Kingdom)	(534)	(22,134)

		(44,930)

Consumer Durables & Apparel — (1.9)%
Leggett & Platt, Inc.	(197)	(9,403)
Mattel, Inc.	(512)	(7,926)
Mohawk Industries, Inc.*	(112)	(27,721)
Newell Brands, Inc.	(723)	(30,850)
NIKE, Inc., Class B	(569)	(29,503)
Under Armour, Inc., Class C*	(659)	(9,898)
VF Corp.	(588)	(37,379)

		(152,680)

Consumer Services — (1.5)%
Carnival Corp. (Panama)	(1,083)	(69,929)
MGM Resorts International	(860)	(28,027)
Yum! Brands, Inc.	(243)	(17,887)

		(115,843)

Diversified Financials — (6.3)%
Affiliated Managers Group, Inc.	(22)	(4,176)
American Express Co.	(1,016)	(91,907)
Ameriprise Financial, Inc.	(49)	(7,277)
Bank of New York Mellon Corp. (The)	(202)	(10,710)
Berkshire Hathaway, Inc., Class B*	(57)	(10,449)
Capital One Financial Corp.	(179)	(15,154)
Charles Schwab Corp. (The)	(857)	(37,485)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Diversified Financials — (Continued)
Discover Financial Services	(64)	$(4,127)
E*TRADE Financial Corp.*	(121)	(5,277)
Goldman Sachs Group, Inc. (The)	(426)	(101,043)
Intercontinental Exchange, Inc.	(882)	(60,593)
Leucadia National Corp.	(537)	(13,559)
Morgan Stanley	(1,303)	(62,766)
Navient Corp.	(436)	(6,549)
Northern Trust Corp.	(342)	(31,440)
Raymond James Financial, Inc.	(55)	(4,638)
Synchrony Financial	(988)	(30,677)

		(497,827)

Energy — (7.2)%
Andeavor	(237)	(24,447)
Apache Corp.	(571)	(26,152)
Cimarex Energy Co.	(142)	(16,141)
Concho Resources, Inc.*	(222)	(29,242)
EQT Corp.	(259)	(16,897)
Exxon Mobil Corp.	(691)	(56,648)
Helmerich & Payne, Inc.	(162)	(8,442)
Hess Corp.	(475)	(22,273)
Kinder Morgan, Inc.	(2,489)	(47,739)
National Oilwell Varco, Inc.	(568)	(20,295)
Newfield Exploration Co.*	(298)	(8,842)
Phillips 66	(765)	(70,082)
Pioneer Natural Resources Co.	(254)	(37,475)
Schlumberger Ltd. (Curacao)	(1,920)	(133,939)
TechnipFMC PLC (United Kingdom)*	(698)	(19,488)
Williams Cos., Inc. (The)	(1,236)	(37,092)

		(575,194)

Food, Beverage & Tobacco — (2.8)%
Archer-Daniels-Midland Co.	(842)	(35,793)
Constellation Brands, Inc., Class A	(181)	(36,101)
Hershey Co. (The)	(47)	(5,131)
Hormel Foods Corp.	(367)	(11,795)
McCormick & Co., Inc., non-voting shares	(136)	(13,959)
Mondelez International, Inc., Class A	(2,083)	(84,695)
Tyson Foods, Inc., Class A	(548)	(38,607)

		(226,081)

Health Care Equipment & Services — (8.8)%
Abbott Laboratories	(1,972)	(105,226)
Align Technology, Inc.*	(119)	(22,166)
Becton Dickinson and Co.	(332)	(65,055)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Boston Scientific Corp.*	(1,605)	$(46,818)
Cardinal Health, Inc.	(473)	(31,653)
Cerner Corp.*	(397)	(28,314)
Cooper Cos., Inc. (The)	(74)	(17,546)
CR Bard, Inc.	(109)	(34,934)
Danaher Corp.	(1,040)	(89,211)
DaVita, Inc.*	(287)	(17,045)
DENTSPLY SIRONA, Inc.	(343)	(20,515)
Edwards Lifesciences Corp.*	(284)	(31,044)
Henry Schein, Inc.*	(237)	(19,432)
IDEXX Laboratories, Inc.*	(30)	(4,665)
Intuitive Surgical, Inc.*	(30)	(31,376)
Patterson Cos., Inc.	(144)	(5,566)
ResMed, Inc.	(213)	(16,392)
Stryker Corp.	(546)	(77,543)
Zimmer Biomet Holdings, Inc.	(303)	(35,478)

		(699,979)

Household & Personal Products — (0.2)%
Coty, Inc., Class A	(1,119)	(18,497)

Insurance — (4.9)%
Aflac, Inc.	(593)	(48,264)
American International Group, Inc.	(1,353)	(83,061)
Assurant, Inc.	(84)	(8,024)
Brighthouse Financial, Inc.*	(42)	(2,554)
Chubb Ltd. (Switzerland)	(58)	(8,268)
Cincinnati Financial Corp.	(246)	(18,836)
Hartford Financial Services Group, Inc. (The)	(544)	(30,154)
Lincoln National Corp.	(239)	(17,562)
Loews Corp.	(504)	(24,121)
Marsh & McLennan Cos., Inc.	(332)	(27,825)
Principal Financial Group, Inc.	(432)	(27,795)
Prudential Financial, Inc.	(644)	(68,470)
Torchmark Corp.	(174)	(13,936)
Unum Group	(242)	(12,373)
XL Group Ltd. (Bermuda)	(43)	(1,696)

		(392,939)

Materials — (3.8)%
Albemarle Corp.	(165)	(22,491)
Avery Dennison Corp.	(133)	(13,079)
CF Industries Holdings, Inc.	(249)	(8,755)
DowDuPont, Inc.	(37)	(2,562)
Eastman Chemical Co.	(220)	(19,908)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
Ecolab, Inc.	(265)	$(34,082)
International Flavors & Fragrances, Inc.	(12)	(1,715)
International Paper Co.	(617)	(35,058)
Martin Marietta Materials, Inc.	(95)	(19,592)
Monsanto Co.	(657)	(78,722)
Mosaic Co. (The)	(525)	(11,335)
Nucor Corp.	(479)	(26,843)
Sealed Air Corp.	(43)	(1,837)
Vulcan Materials Co.	(199)	(23,800)

		(299,779)

Media — (0.6)%
DISH Network Corp., Class A*	(612)	(33,189)
Interpublic Group of Cos., Inc. (The)	(589)	(12,245)

		(45,434)

Pharmaceuticals, Biotechnology & Life Sciences — (7.4)%
Alexion Pharmaceuticals, Inc.*	(74)	(10,382)
Allergan PLC (Ireland)	(500)	(102,475)
Eli Lilly & Co.	(1,029)	(88,021)
Illumina, Inc.*	(190)	(37,848)
Incyte Corp.*	(319)	(37,240)
Merck & Co., Inc.	(595)	(38,098)
Mylan NV (Netherlands)*	(654)	(20,516)
PerkinElmer, Inc.	(17)	(1,172)
Perrigo Co. PLC (Ireland)	(150)	(12,698)
Pfizer, Inc.	(2,993)	(106,850)
Regeneron Pharmaceuticals, Inc.*	(101)	(45,159)
Thermo Fisher Scientific, Inc.	(215)	(40,678)
Zoetis, Inc.	(733)	(46,736)

		(587,873)

Real Estate — (3.6)%
CBRE Group, Inc., Class A*	(505)	(19,129)
Crown Castle International Corp., REIT	(547)	(54,689)
Equinix, Inc., REIT	(115)	(51,324)
Equity Residential, REIT	(209)	(13,779)
GGP, Inc., REIT	(1,321)	(27,437)
HCP, Inc., REIT	(702)	(19,537)
Host Hotels & Resorts, Inc., REIT	(786)	(14,533)
Iron Mountain, Inc., REIT	(396)	(15,404)
Kimco Realty Corp., REIT	(638)	(12,473)
Macerich Co. (The), REIT	(216)	(11,874)
SBA Communications Corp., REIT*	(181)	(26,073)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Real Estate — (Continued)
SL Green Realty Corp., REIT	(151)	$(15,299)
Welltower, Inc., REIT	(65)	(4,568)

		(286,119)

Retailing — (3.3)%
Amazon.com, Inc.*	(143)	(137,473)
Expedia, Inc.	(235)	(33,826)
L Brands, Inc.	(429)	(17,851)
Macy’s, Inc.	(456)	(9,950)
Netflix, Inc.*	(146)	(26,477)
Tiffany & Co.	(187)	(17,163)
TripAdvisor, Inc.*	(215)	(8,714)
Ulta Beauty, Inc.*	(33)	(7,460)

		(258,914)

Semiconductors & Semiconductor Equipment — (4.6)%
Advanced Micro Devices, Inc.*	(1,417)	(18,067)
Analog Devices, Inc.	(305)	(26,282)
Broadcom Ltd. (Singapore)	(558)	(135,337)
Microchip Technology, Inc.	(55)	(4,938)
NVIDIA Corp.	(568)	(101,541)
Qorvo, Inc.*	(192)	(13,571)
QUALCOMM, Inc.	(1,195)	(61,949)
Skyworks Solutions, Inc.	(7)	(713)

		(362,398)

Software & Services — (5.5)%
Activision Blizzard, Inc.	(1,130)	(72,896)
Adobe Systems, Inc.*	(42)	(6,266)
Akamai Technologies, Inc.*	(260)	(12,667)
Alliance Data Systems Corp.	(86)	(19,053)
ANSYS, Inc.*	(27)	(3,314)
Autodesk, Inc.*	(8)	(898)
Cadence Design Systems, Inc.*	(420)	(16,577)
DXC Technology Co.	(424)	(36,413)
Facebook, Inc., Class A*	(50)	(8,544)
Fidelity National Information Services, Inc.	(497)	(46,415)
Fiserv, Inc.*	(165)	(21,278)
Gartner, Inc.*	(135)	(16,795)
Global Payments, Inc.	(229)	(21,762)
PayPal Holdings, Inc.*	(397)	(25,420)
salesforce.com, Inc.*	(1,031)	(96,316)
Symantec Corp.	(651)	(21,359)
Verisign, Inc.*	(19)	(2,021)

The accompanying notes are an integral part of the financial statements.

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Western Union Co. (The)	(695)	$(13,344)

		(441,338)

Technology Hardware & Equipment — (0.7)%
Amphenol Corp., Class A	(44)	(3,724)
Corning, Inc.	(1,349)	(40,362)
NetApp, Inc.	(152)	(6,652)
Seagate Technology PLC (Ireland)	(3)	(100)
TE Connectivity Ltd. (Switzerland)	(24)	(1,993)

		(52,831)

Telecommunication Services — (0.4)%
Level 3 Communications, Inc.*	(542)	(28,883)

Transportation — (0.8)%
American Airlines Group, Inc.	(761)	(36,140)
United Continental Holdings, Inc.*	(461)	(28,066)

		(64,206)

Utilities — (3.1)%
Alliant Energy Corp.	(345)	(14,342)
American Electric Power Co., Inc.	(234)	(16,436)
American Water Works Co., Inc.	(272)	(22,008)
Consolidated Edison, Inc.	(457)	(36,871)
Entergy Corp.	(268)	(20,464)
Eversource Energy	(474)	(28,649)
PG&E Corp.	(766)	(52,157)
Pinnacle West Capital Corp.	(167)	(14,122)
PPL Corp.	(1,025)	(38,899)

		(243,948)

TOTAL COMMON STOCK (Proceeds $6,690,013)		(6,814,614)

TOTAL SECURITES SOLD SHORT - (85.8)%		(6,814,614)

(Proceeds $6,690,013)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		43,532

NET ASSETS - 100.0%		$7,939,602

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	All or portion of the security is on loan. (See Note 5 of the Notes to Financial Statements)
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

GOTHAM TOTAL RETURN FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED
INVESTMENT COMPANIES(a) — 99.4%
Gotham Absolute 500 Fund*	318,041	$3,657,474
Gotham Defensive Long 500 Fund*	475,731	5,570,810
Gotham Enhanced 500 Fund	230,601	2,813,333
Gotham Index Plus Fund	289,688	3,763,049
Gotham Neutral Fund*	255,865	2,617,503

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $16,615,341)		18,422,169

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		117,002

NET ASSETS - 100.0%		$18,539,171

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER LONG FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
AFFILIATED EQUITY REGISTERED
INVESTMENT COMPANIES(a) — 99.5%
Gotham Defensive Long 500 Fund*	18,746	$219,516
Gotham Enhanced 500 Fund	13,559	165,419
Gotham Enhanced Return Fund*	11,762	160,904
Gotham Enhanced S&P 500 Index Fund*	33,967	391,640
Gotham Index Plus Fund	12,845	166,857

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES (Cost $1,041,329)		1,104,336

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		5,252

NET ASSETS - 100.0%		$1,109,588

(a)	All affiliated fund investments are in Institutional Class shares. The financial statements of the affiliated funds accompany this report.
*	Non-income producing.

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
LONG POSITIONS — 88.0%
COMMON STOCKS — 23.2%
Automobiles & Components — 0.4%
Dorman Products, Inc.†*	51	$3,653
Harley-Davidson, Inc.†	198	9,546
Thor Industries, Inc.	14	1,763

		14,962

Capital Goods — 2.1%
Acuity Brands, Inc.	1	171
Allison Transmission Holdings, Inc.†	417	15,650
Caterpillar, Inc.†	97	12,097
Honeywell International, Inc.	13	1,843
Kennametal, Inc.†	257	10,367
Lockheed Martin Corp.	2	621
Oshkosh Corp.†	12	990
Pentair PLC (Ireland)†	219	14,883
Rexnord Corp.†*	258	6,556
Snap-on, Inc.†	20	2,980
Toro Co. (The)†	120	7,447
TransDigm Group, Inc.†	43	10,993

		84,598

Commercial & Professional Services — 0.9%
Deluxe Corp.†	91	6,639
Equifax, Inc.†	88	9,327
IHS Markit Ltd. (Bermuda)*	57	2,513
KAR Auction Services, Inc.†	283	13,510
Stantec, Inc. (Canada)	4	111
Stericycle, Inc.*	10	716
TransUnion†*	50	2,363

		35,179

Consumer Durables & Apparel — 0.8%
Brunswick Corp.†	111	6,213
Coach, Inc.†	229	9,224
Columbia Sportswear Co.†	48	2,956
Gildan Activewear, Inc. (Canada)†	112	3,503
Hasbro, Inc.†	66	6,446
Ralph Lauren Corp.†	63	5,562
Wolverine World Wide, Inc.	5	144

		34,048

Consumer Services — 1.6%
Chipotle Mexican Grill, Inc.†*	8	2,463
Choice Hotels International, Inc.†	54	3,451
Cracker Barrel Old Country Store, Inc.†	36	5,458
Dave & Buster’s Entertainment, Inc.†*	29	1,522

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — (Continued)
Dunkin’ Brands Group, Inc.†	36	$1,911
Graham Holdings Co., Class B†	7	4,096
Grand Canyon Education, Inc.†*	39	3,542
Hilton Worldwide Holdings, Inc.†	155	10,765
Las Vegas Sands Corp.†	57	3,657
Marriott International, Inc., Class A†	50	5,513
Royal Caribbean Cruises Ltd. (Liberia)†	74	8,772
Stars Group, Inc. (The) (Canada)*	29	594
Vail Resorts, Inc.†	13	2,966
Weight Watchers International, Inc.*	29	1,263
Yum! Brands, Inc.†	119	8,760

		64,733

Food & Staples Retailing — 1.1%
CVS Health Corp.†	152	12,361
Kroger Co. (The)†	698	14,002
Sprouts Farmers Market, Inc.*	3	56
Walgreens Boots Alliance, Inc.†	156	12,046
Wal-Mart Stores, Inc.	65	5,079

		43,544

Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.†	226	14,333
Campbell Soup Co.†	197	9,224
Coca-Cola Co. (The)	2	90
Dr Pepper Snapple Group, Inc.	19	1,681
Hormel Foods Corp.†	200	6,428
Ingredion, Inc.†	25	3,016
JM Smucker Co. (The)†	38	3,987
Kellogg Co.†	124	7,734
Kraft Heinz Co. (The)	17	1,318
PepsiCo, Inc.	8	891
Pilgrim’s Pride Corp.†*	323	9,176
Sanderson Farms, Inc.†	88	14,214
TreeHouse Foods, Inc.†*	161	10,904
Vector Group Ltd.	6	124

		83,120

Health Care Equipment & Services — 1.4%
AmerisourceBergen Corp.†	170	14,067
Chemed Corp.	1	202
Cotiviti Holdings, Inc.*	3	108
Edwards Lifesciences Corp.†*	28	3,061
Express Scripts Holding Co.†*	165	10,448
Globus Medical, Inc., Class A*	17	505

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
HCA Healthcare, Inc.†*	75	$5,969
Laboratory Corp. of America Holdings*	2	302
MEDNAX, Inc.†*	108	4,657
Medtronic PLC (Ireland)	29	2,255
Varian Medical Systems, Inc.†*	121	12,107
Veeva Systems, Inc., Class A†*	77	4,344

		58,025

Household & Personal Products — 0.5%
Clorox Co. (The)†	68	8,970
Edgewell Personal Care Co.*	23	1,674
Energizer Holdings, Inc.†	90	4,144
Kimberly-Clark Corp.†	43	5,060

		19,848

Media — 1.6%
AMC Networks, Inc., Class A†*	46	2,690
CBS Corp., Class B, non-voting shares	34	1,972
Comcast Corp., Class A†	307	11,813
Discovery Communications, Inc., Class A†*	429	9,133
News Corp., Class A	16	212
Omnicom Group, Inc.†	90	6,666
Sinclair Broadcast Group, Inc., Class A	3	96
Sirius XM Holdings, Inc.†	638	3,522
TEGNA, Inc.†	368	4,905
Time Warner, Inc.†	37	3,791
Twenty-First Century Fox, Inc., Class A†	363	9,576
Viacom, Inc., Class B†	435	12,110
Walt Disney Co. (The)	1	99

		66,585

Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
Amgen, Inc.†	48	8,950
Bio-Techne Corp.	9	1,088
Bioverativ, Inc.†*	253	14,439
Celgene Corp.†*	60	8,749
Charles River Laboratories International, Inc.†*	22	2,376
Exelixis, Inc.†*	236	5,718
Incyte Corp.†*	20	2,335
Merck & Co., Inc.	24	1,537
Mylan NV (Netherlands)†*	52	1,631

	Number of Shares	Value
COMMON STOCKS — (Continued)
Pharmaceuticals, Biotechnology & Life Sciences — (Continued)
PAREXEL International Corp.†*	16	$1,409
Prestige Brands Holdings, Inc.†*	31	1,553
Regeneron Pharmaceuticals, Inc.†*	17	7,601
United Therapeutics Corp.†*	121	14,180
Vertex Pharmaceuticals, Inc.†*	19	2,889

		74,455

Retailing — 1.4%
Bed Bath & Beyond, Inc.†	166	3,896
Best Buy Co., Inc.†	150	8,544
CarMax, Inc.*	6	455
Dick’s Sporting Goods, Inc.†	24	648
Dollar Tree, Inc.†*	30	2,605
Foot Locker, Inc.†	110	3,874
LKQ Corp.†*	253	9,105
Lowe’s Cos., Inc.†	155	12,391
Michaels Cos., Inc. (The)†*	20	429
O’Reilly Automotive, Inc.†*	19	4,092
Ross Stores, Inc.†	47	3,035
Signet Jewelers Ltd. (Bermuda)†	90	5,989
Tractor Supply Co.†	19	1,202

		56,265

Semiconductors & Semiconductor Equipment — 2.8%
Advanced Energy Industries, Inc.†*	139	11,226
Amkor Technology, Inc.†*	25	264
Analog Devices, Inc.†	79	6,807
Applied Materials, Inc.†	279	14,533
Cirrus Logic, Inc.†*	127	6,772
Intel Corp.†	35	1,333
Lam Research Corp.†	69	12,768
Microchip Technology, Inc.†	118	10,594
Micron Technology, Inc.*	226	8,889
MKS Instruments, Inc.†	126	11,901
ON Semiconductor Corp.†*	136	2,512
Skyworks Solutions, Inc.†	81	8,254
Teradyne, Inc.†	297	11,075
Texas Instruments, Inc.†	70	6,275

		113,203

Software & Services — 1.3%
ACI Worldwide, Inc.†*	32	729
Adobe Systems, Inc.†*	23	3,431
Alphabet, Inc., Class A†*	5	4,869
Amdocs, Ltd. (Guernsey)	1	64

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
CACI International, Inc., Class A†*	11	$1,533
CDK Global, Inc.	2	126
Electronic Arts, Inc.†*	89	10,507
Guidewire Software, Inc.*	5	389
Intuit, Inc.†	63	8,955
j2 Global, Inc.	6	443
MAXIMUS, Inc.†	105	6,772
Oracle Corp.†	188	9,090
Take-Two Interactive Software, Inc.†*	61	6,236
Total System Services, Inc.	16	1,048

		54,192

Technology Hardware & Equipment — 1.7%
Apple, Inc.†	43	6,627
Avnet, Inc.†	109	4,284
CDW Corp.†	36	2,376
EchoStar Corp., Class A†*	40	2,289
F5 Networks, Inc.†*	37	4,461
Harris Corp.†	22	2,897
Hewlett Packard Enterprise Co.†	548	8,061
Jabil, Inc.	98	2,798
Juniper Networks, Inc.†	409	11,382
NetApp, Inc.†	110	4,814
Seagate Technology PLC (Ireland)†	203	6,733
Western Digital Corp.†	139	12,010
Zebra Technologies Corp., Class A†*	14	1,520

		70,252

Telecommunication Services — 0.6%
CenturyLink, Inc.†	408	7,711
Rogers Communications, Inc., Class B(Canada)†	114	5,876
Sprint Corp.†*	574	4,466
T-Mobile US, Inc.†*	101	6,228
United States Cellular Corp.*	22	779

		25,060

Transportation — 1.2%
Canadian National Railway Co. (Canada)†	121	10,025
Canadian Pacific Railway Ltd. (Canada)†	64	10,754
CSX Corp.†	114	6,186
Kirby Corp.†*	70	4,616
Norfolk Southern Corp.†	86	11,373

	Number of Shares	Value
COMMON STOCKS — (Continued)
Transportation — (Continued)
Union Pacific Corp.†	41	$4,755

		47,709

TOTAL COMMON STOCKS (Cost $921,032)		945,778

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY — 59.9%
Gotham Neutral 500 Fund*	133,553	1,438,366
Gotham Neutral Fund*	97,843	1,000,934

TOTAL AFFILIATED EQUITY REGISTERED INVESTMENT COMPANY (Cost $2,426,985)		2,439,300

	Par Value
U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bill — 4.9%
United States Treasury Bill 1.06% 04/26/2018†(a)	$200,000	198,650

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,790)		198,650

TOTAL LONG POSITIONS - 88.0%		3,583,728

(Cost $3,546,807)

	Number of Shares
SHORT POSITIONS — (23.3)%
COMMON STOCKS — (23.3)%
Automobiles & Components — (1.1)%
Adient PLC (Ireland)	(123)	(10,331)
BorgWarner, Inc.	(69)	(3,535)
Dana, Inc.	(224)	(6,263)
Delphi Automotive PLC (Jersey)	(32)	(3,149)
Ford Motor Co.	(594)	(7,110)
Goodyear Tire & Rubber Co. (The)	(399)	(13,267)
LCI Industries	(2)	(232)
Magna International, Inc. (Canada)	(25)	(1,335)

		(45,222)

Capital Goods — (4.5)%
AGCO Corp.	(103)	(7,598)
AO Smith Corp.	(96)	(5,705)
Barnes Group, Inc.	(1)	(70)
Beacon Roofing Supply, Inc.*	(140)	(7,175)
Colfax Corp.*	(69)	(2,873)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Capital Goods — (Continued)
Curtiss-Wright Corp.	(4)	$(418)
Donaldson Co., Inc.	(5)	(230)
Eaton Corp. PLC (Ireland)	(71)	(5,452)
Emerson Electric Co.	(50)	(3,142)
EnerSys	(3)	(208)
Fortive Corp.	(12)	(849)
Generac Holdings, Inc.*	(28)	(1,286)
HD Supply Holdings, Inc.*	(162)	(5,843)
HEICO Corp.	(57)	(5,119)
Hexcel Corp.	(200)	(11,484)
Huntington Ingalls Industries, Inc.	(11)	(2,491)
IDEX Corp.	(9)	(1,093)
ITT, Inc.	(120)	(5,312)
John Bean Technologies Corp.	(52)	(5,257)
Middleby Corp. (The)*	(86)	(11,023)
Moog, Inc., Class A*	(4)	(334)
Navistar International Corp.*	(184)	(8,109)
Orbital ATK, Inc.	(86)	(11,452)
Owens Corning	(135)	(10,442)
Raytheon Co.	(38)	(7,090)
RBC Bearings, Inc.*	(4)	(501)
Regal Beloit Corp.	(11)	(869)
Rockwell Collins, Inc.	(68)	(8,888)
Teledyne Technologies, Inc.*	(61)	(9,710)
Timken Co. (The)	(183)	(8,885)
United Rentals, Inc.*	(75)	(10,406)
USG Corp.*	(14)	(457)
Wabtec Corp.	(155)	(11,741)
Watsco, Inc.	(21)	(3,382)
Welbilt, Inc.*	(4)	(92)
WESCO International, Inc.*	(4)	(233)
Xylem, Inc.	(107)	(6,701)

		(181,920)

Commercial & Professional Services — (0.5)%
Brink’s Co. (The)	(44)	(3,707)
Cintas Corp.	(19)	(2,741)
Healthcare Services Group, Inc.	(109)	(5,883)
ManpowerGroup, Inc.	(13)	(1,532)
Ritchie Bros Auctioneers, Inc. (Canada)	(97)	(3,067)
UniFirst Corp.	(18)	(2,727)

		(19,657)

Consumer Durables & Apparel — (1.3)%
Leggett & Platt, Inc.	(158)	(7,541)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Consumer Durables & Apparel — (Continued)
Mattel, Inc.	(963)	$(14,907)
Michael Kors Holdings Ltd. (British Virgin Islands)*	(10)	(479)
Mohawk Industries, Inc.*	(53)	(13,118)
Polaris Industries, Inc.	(17)	(1,779)
Tempur Sealy International, Inc.*	(184)	(11,872)
Under Armour, Inc., Class C*	(281)	(4,221)

		(53,917)

Consumer Services — (0.9)%
Bright Horizons Family Solutions, Inc.*	(88)	(7,586)
Carnival Corp. (Panama)	(34)	(2,195)
International Game Technology PLC (United Kingdom)	(158)	(3,879)
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	(247)	(13,350)
Red Rock Resorts, Inc., Class A	(44)	(1,019)
Six Flags Entertainment Corp.	(6)	(366)
Wendy’s Co. (The)	(479)	(7,439)

		(35,834)

Food & Staples Retailing — (0.4)%
Casey’s General Stores, Inc.	(111)	(12,149)
PriceSmart, Inc.	(9)	(803)
Rite Aid Corp.*	(1,291)	(2,530)

		(15,482)

Food, Beverage & Tobacco — (0.8)%
Archer-Daniels-Midland Co.	(44)	(1,870)
B&G Foods, Inc.	(76)	(2,421)
Blue Buffalo Pet Products, Inc.*	(278)	(7,881)
Darling Ingredients, Inc.*	(367)	(6,430)
Lancaster Colony Corp.	(1)	(120)
McCormick & Co., Inc., non-voting shares	(18)	(1,848)
Tyson Foods, Inc., Class A	(172)	(12,117)

		(32,687)

Health Care Equipment & Services — (3.3)%
Acadia Healthcare Co., Inc.*	(66)	(3,152)
Alere, Inc.*	(265)	(13,512)
Align Technology, Inc.*	(38)	(7,078)
athenahealth, Inc.*	(25)	(3,109)
Baxter International, Inc.	(99)	(6,212)
Boston Scientific Corp.*	(115)	(3,355)
Cantel Medical Corp.	(9)	(848)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Health Care Equipment & Services — (Continued)
Cerner Corp.*	(72)	$(5,135)
Cooper Cos., Inc. (The)	(10)	(2,371)
Danaher Corp.	(112)	(9,607)
DaVita, Inc.*	(169)	(10,037)
DENTSPLY SIRONA, Inc.	(240)	(14,354)
Envision Healthcare Corp.*	(19)	(854)
Henry Schein, Inc.*	(40)	(3,280)
ICU Medical, Inc.*	(41)	(7,620)
Intuitive Surgical, Inc.*	(13)	(13,596)
Medidata Solutions, Inc.*	(1)	(78)
Neogen Corp.*	(4)	(310)
NuVasive, Inc.*	(100)	(5,546)
Patterson Cos., Inc.	(26)	(1,005)
ResMed, Inc.	(85)	(6,542)
STERIS PLC (United Kingdom)	(12)	(1,061)
Teleflex, Inc.	(35)	(8,469)
West Pharmaceutical Services, Inc.	(62)	(5,968)

		(133,099)

Household & Personal Products — (0.4)%
Coty, Inc., Class A	(764)	(12,629)
Spectrum Brands Holdings, Inc.	(37)	(3,919)

		(16,548)

Media — (0.3)%
John Wiley & Sons, Inc., Class A	(9)	(482)
Live Nation Entertainment, Inc.*	(181)	(7,883)
Nexstar Media Group, Inc., Class A	(88)	(5,482)

		(13,847)

Pharmaceuticals, Biotechnology & Life Sciences — (2.0)%
Allergan PLC (Ireland)	(9)	(1,845)
Bio-Rad Laboratories, Inc., Class A*	(53)	(11,778)
Bristol-Myers Squibb Co.	(88)	(5,609)
Bruker Corp.	(184)	(5,474)
Illumina, Inc.*	(71)	(14,143)
Ligand Pharmaceuticals, Inc.*	(14)	(1,906)
Mallinckrodt PLC (Ireland)*	(326)	(12,183)
Mettler-Toledo International, Inc.*	(3)	(1,878)
Pfizer, Inc.	(100)	(3,570)
PRA Health Sciences, Inc.*	(84)	(6,398)
QIAGEN NV (Netherlands)	(223)	(7,024)
Thermo Fisher Scientific, Inc.	(23)	(4,352)
VWR Corp.*	(218)	(7,218)

		(83,378)

	Number of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (1.0)%
Amazon.com, Inc.*	(13)	$(12,498)
Five Below, Inc.*	(95)	(5,214)
Floor & Decor Holdings, Inc., Class A*	(89)	(3,465)
L Brands, Inc.	(45)	(1,872)
Lithia Motors, Inc., Class A	(13)	(1,564)
Ollie’s Bargain Outlet Holdings, Inc.*	(5)	(232)
Pool Corp.	(18)	(1,947)
TripAdvisor, Inc.*	(219)	(8,876)
Williams-Sonoma, Inc.	(74)	(3,690)

		(39,358)

Semiconductors & Semiconductor Equipment — (1.2)%
Advanced Micro Devices, Inc.*	(671)	(8,555)
First Solar, Inc.*	(240)	(11,011)
Integrated Device Technology, Inc.*	(502)	(13,343)
Monolithic Power Systems, Inc.	(47)	(5,008)
Qorvo, Inc.*	(99)	(6,997)
Xilinx, Inc.	(49)	(3,471)

		(48,385)

Software & Services — (2.9)%
Akamai Technologies, Inc.*	(36)	(1,754)
Alliance Data Systems Corp.	(42)	(9,305)
Cimpress NV (Netherlands)*	(62)	(6,055)
CommVault Systems, Inc.*	(118)	(7,174)
CoStar Group, Inc.*	(4)	(1,073)
DXC Technology Co.	(7)	(601)
eBay, Inc.*	(23)	(885)
Ellie Mae, Inc.*	(107)	(8,788)
Fair Isaac Corp.	(17)	(2,389)
Fidelity National Information Services, Inc.	(94)	(8,779)
Gartner, Inc.*	(81)	(10,077)
GoDaddy, Inc., Class A*	(154)	(6,701)
GrubHub, Inc.*	(62)	(3,265)
IAC/InterActiveCorp.*	(19)	(2,234)
LogMeIn, Inc.	(20)	(2,201)
Paycom Software, Inc.*	(73)	(5,472)
PayPal Holdings, Inc.*	(23)	(1,473)
Pegasystems, Inc.	(1)	(58)
PTC, Inc.*	(38)	(2,139)
Science Applications International Corp.	(32)	(2,139)
Symantec Corp.	(289)	(9,482)
Teradata Corp.*	(334)	(11,286)

The accompanying notes are an integral part of the financial statements.

GOTHAM MASTER NEUTRAL FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Software & Services — (Continued)
Ultimate Software Group, Inc. (The)*	(39)	$(7,394)
Vantiv, Inc., Class A*	(134)	(9,443)

		(120,167)

Technology Hardware & Equipment — (1.7)%
Arrow Electronics, Inc.*	(112)	(9,006)
Belden, Inc.	(81)	(6,523)
Cognex Corp.	(46)	(5,073)
Keysight Technologies, Inc.*	(200)	(8,332)
Lumentum Holdings, Inc.*	(228)	(12,392)
NetScout Systems, Inc.*	(248)	(8,023)
Palo Alto Networks, Inc.*	(54)	(7,781)
SYNNEX Corp.	(18)	(2,277)
ViaSat, Inc.*	(123)	(7,911)

		(67,318)

Telecommunication Services — (0.1)%
Zayo Group Holdings, Inc.*	(157)	(5,404)

Transportation — (0.9)%
CH Robinson Worldwide, Inc.	(38)	(2,892)
Genesee & Wyoming, Inc., Class A*	(146)	(10,805)
JB Hunt Transport Services, Inc.	(4)	(444)
Knight-Swift Transportation Holdings, Inc.*	—	(8)
Ryder System, Inc.	(66)	(5,580)
Schneider National, Inc., Class B	(50)	(1,265)
XPO Logistics, Inc.*	(213)	(14,437)

		(35,431)

TOTAL COMMON STOCK (Proceeds $913,698)		(947,654)

TOTAL SECURITES SOLD SHORT - (23.3)%		(947,654)

(Proceeds $913,698)
OTHER ASSETS IN EXCESS OF LIABILITIES - 35.3%		1,438,849

NET ASSETS - 100.0%		$4,074,923

†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
(a)	Discount Yield - Rate shown is at the time of purchase.
*	Non-income producing.

PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities

September 30, 2017

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund

Assets
Non-affiliated investments, at value[1,2,3]	$1,062,500,734	$17,195,146
Cash	10,147,584	—
Deposits with brokers for securities sold short	500,491,618	5,761,220
Securities lending cash collateral	—	—
Receivables:
Investments sold	24,590,761	2,145,410
Capital shares sold	1,792,479	—
Dividends and interest	1,228,669	19,809
Investment Adviser	—	—
Prepaid expenses and other assets	72,135	17,586

Total assets	1,600,823,980	25,139,171

Liabilities
Securities sold short, at value[4]	531,322,842	9,975,977
Due to custodian	—	230,348
Payables:
Securities lending cash collateral	156,876,422	1,327,427
Investments purchased	24,775,297	1,529,799
Capital shares redeemed	1,527,664	—
Investment Adviser	1,267,474	4,535
Dividends and fees on securities sold short	364,827	12,432
Administration and accounting fees	75,279	12,672
Custodian fees	16,506	1,184
Accrued expenses	392,869	40,405

Total liabilities	716,619,180	13,134,779

Net Assets	$884,204,800	$12,004,392

Net Assets Consisted of:
Capital stock, $0.01 par value	$634,195	$10,443
Paid-in capital	964,924,122	10,372,936
Accumulated net investment income/(loss)	(6,483,311)	(13,027)
Accumulated net realized gain/(loss) from investments and securities sold short	(165,184,382)	(132,900)
Net unrealized appreciation/(depreciation) on investments and securities sold short	90,314,176	1,766,940

Net Assets	$884,204,800	$12,004,392

Institutional Class Shares:
Net assets	$884,204,800	$12,004,392

Shares Outstanding	63,419,518	1,044,285

Net asset value, offering and redemption price per share	$13.94	$11.50

[1] Non-affiliated investments, at cost	$966,769,460	$15,397,520
[2] Includes market value of securities on loan	$153,664,106	$1,297,695
[3] Includes market value of securities designated as collateral for securities on loan	$172,073,590	$2,814,988
[4] Proceeds received, securities sold short	$525,905,744	$9,945,291

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2017

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund

$2,507,782	$1,549,369,233	$45,405,706	$3,352,081	$812,933,766	$3,956,706
359,523	25,718,851	597,070	4,971	29,453,945	107,575
549,950	296,149,848	2,732,584	44,570	541,174,220	2,338,534
7,636	—	—	10,459	—	15,349

25,040	21,620,615	3,218,190	53,265	23,321,642	78,552
—	300,735	—	—	1,189,463	367,494
2,650	1,619,696	48,230	3,400	927,730	3,962
—	—	—	—	—	1,026
654	44,729	12,839	594	66,378	888

3,453,235	1,894,823,707	52,014,619	3,469,340	1,409,067,144	6,870,086

1,143,038	660,160,600	21,159,209	967,433	644,824,123	3,145,831
—	—	—	—	—	—

7,636	314,077,458	3,741,950	10,459	66,982,044	15,349
23,567	18,433,429	2,553,451	52,235	24,104,268	75,838
—	2,432,438	—	—	2,093,415	—
2,807	1,406,787	23,840	2,769	1,032,058	—
1,177	721,573	32,120	1,318	288,635	2,760
10,745	72,562	14,409	10,821	60,413	11,579
45	17,785	107	55	17,277	34
25,620	130,461	36,465	25,502	125,110	25,722

1,214,635	997,453,093	27,561,551	1,070,592	739,527,343	3,277,113

$2,238,600	$897,370,614	$24,453,068	$2,398,748	$669,539,801	$3,592,973

$2,000	$656,105	$20,047	$2,023	$654,381	$3,336
1,985,370	739,804,724	19,442,956	2,010,482	738,650,287	3,397,421
18,875	(4,171,743)	42,758	31,448	(6,587,385)	57
(36,425)	(36,036,658)	777,187	(17,311)	(122,154,648)	(94,094)
268,780	197,118,186	4,170,120	372,106	58,977,166	286,253

$2,238,600	$897,370,614	$24,453,068	$2,398,748	$669,539,801	$3,592,973

$2,238,600	$897,370,614	$24,453,068	$2,398,748	$669,539,801	$3,592,973

200,000	65,610,485	2,004,735	202,256	65,438,071	333,553

$11.19	$13.68	$12.20	$11.86	$10.23	$10.77

$2,219,467	$1,352,254,811	$41,014,638	$2,976,549	$740,939,779	$3,579,826
$12,534	$308,072,721	$3,674,364	$20,114	$65,388,526	$29,966
$—	$322,028,666	$6,515,662	$—	$68,642,999	$—
$1,123,503	$660,164,364	$20,938,261	$964,007	$631,807,302	$3,055,204

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2017

	Gotham Short Strategies Fund	Gotham Index Plus Fund

Assets
Non-affiliated investments, at value[1,2,3,4]	$17,571,655	$372,618,736
Cash	1,159,780	16,334,131
Deposits with brokers for securities sold short	—	24,540,320
Securities lending cash collateral	—	—
Receivables:
Investments sold	373,643	8,581,724
Capital shares sold	—	1,016,905
Dividends and interest	21,314	360,443
Investment Adviser	16,304	—
Prepaid expenses and other assets	21,586	22,841

Total assets	19,164,282	423,475,100

Liabilities
Swaps, at value	432,515	—
Securities sold short, at value[5]	—	175,855,887
Payables:
Investments purchased	373,542	8,864,276
Administration and accounting fees	5,517	13,283
Custodian fees	223	3,683
Capital shares redeemed	—	21,766
Investment Adviser	—	142,671
Dividends and fees on securities sold short	—	207,524
Securities lending cash collateral	—	38,535,861
Accrued expenses	24,231	34,131

Total liabilities	836,028	223,679,082

Net Assets	$18,328,254	$199,796,018

Net Assets Consisted of:
Capital stock, $0.01 par value	$18,206	$153,747
Paid-in capital	18,192,587	174,871,499
Accumulated net investment income/(loss)	35,361	574,523
Accumulated net realized gain/(loss) from investments, securities sold short and swaps	(126,103)	(4,966,185)
Net unrealized appreciation/(depreciation) on investments, securities sold short and swaps	208,203	29,162,434

Net Assets	$18,328,254	$199,796,018

Institutional Class Shares:
Net assets	$18,328,254	$199,796,018

Shares Outstanding	1,820,601	15,374,683

Net asset value, offering and redemption price per share	$10.07	$13.00

[1] Non-affiliated investments, at cost	$16,930,937	$342,450,636
[2] Includes market value of securities on loan	$—	$37,774,492
[3] Includes market value of securities designated as collateral for securities on loan	$—	$48,743,047
[4] Includes market value of securities designated as collateral for swaps	$8,924,821	$—
[5] Proceeds received, securities sold short	$—	$174,850,221

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2017

Gotham Index Core Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund

$3,429,378	$3,389,087	$2,166,152	$2,640,956	$2,941,161
4,342	364,129	293,143	13,737	15,350
35,357	568,248	626,056	—	—
7,632	26,093	4,463	—	—

43,656	73,653	36,585	23,438	22,424
—	—	—	—	—
3,228	3,358	2,109	2,665	2,155
4,049	10,968	4,508	—	4,441
821	13,144	817	14,978	51

3,528,463	4,448,680	3,133,833	2,695,774	2,985,582

—	—	—	—	—
987,064	1,986,020	786,952	—	—

42,914	69,412	34,222	22,974	21,943
11,390	12,362	12,236	8,382	10,063
56	6	57	131	87
—	—	—	—	—
—	—	—	6,404	—
1,255	2,112	669	—	—
7,632	26,093	4,463	—	—
27,957	33,179	28,102	31,153	22,460

1,078,268	2,129,184	866,701	69,044	54,553

$2,450,195	$2,319,496	$2,267,132	$2,626,730	$2,931,029

$2,022	$2,029	$2,000	$2,109	$2,541
2,010,315	1,983,525	1,985,343	2,067,518	2,570,698
37,267	18,182	27,359	46,807	38,386
(22,873)	(20,126)	(36,259)	255,812	44,334
423,464	335,886	288,689	254,484	275,070

$2,450,195	$2,319,496	$2,267,132	$2,626,730	$2,931,029

$2,450,195	$2,319,496	$2,267,132	$2,626,730	$2,931,029

202,238	202,851	200,000	210,860	254,107

$12.12	$11.43	$11.34	$12.46	$11.53

$2,976,244	$3,043,078	$1,870,956	$2,386,472	$2,666,091
$18,052	$25,140	$8,920	$—	$—
$—	$—	$—	$—	$—
$—	$—	$—	$—	$—
$957,394	$1,975,897	$780,445	$—	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Continued)

September 30, 2017

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund

Assets
Non-affiliated investments, at value[1,2]	$3,819,258	$14,710,684
Affiliated investments, at value[3]	—	—
Cash	—	48,122
Deposits with brokers for securities sold short	63,881	28,580
Securities lending cash collateral	44,230	58,677
Receivables:
Investments sold	52,374	146,955
Capital shares sold	—	—
Dividends and interest	4,343	16,336
Investment Adviser	12,095	—
Prepaid expenses and other assets	857	1,042

Total assets	3,997,038	15,010,396

Liabilities
Securities sold short, at value[4]	1,647,582	6,814,614
Due to custodian	31,678	—
Payables:
Investments purchased	52,918	144,493
Securities lending cash collateral	44,230	58,677
Administration and accounting fees	18,990	11,670
Dividends and fees on securities sold short	1,225	8,610
Custodian fees	26	90
Investment Adviser	—	3,843
Accrued expenses	26,479	28,797

Total liabilities	1,823,128	7,070,794

Net Assets	$2,173,910	$7,939,602

Net Assets Consisted of:
Capital stock, $0.01 par value	$2,000	$6,777
Paid-in capital	1,984,747	7,080,788
Accumulated net investment income/(loss)	8,720	39,573
Accumulated net realized gain/(loss) from investments and securities sold short	(109,041)	(167,371)
Net unrealized appreciation/(depreciation) on investments and securities sold short	287,484	979,835

Net Assets	$2,173,910	$7,939,602

Institutional Class Shares:
Net assets	$2,173,910	$7,939,602

Shares Outstanding	200,000	677,733

Net asset value, offering and redemption price per share	$10.87	$11.71

[1] Non-affiliated investments, at cost	$3,509,211	$13,606,248
[2] Includes market value of securities on loan	$113,546	$122,483
[3] Affiliated investments, at cost	$—	$—
[4] Proceeds received, securities sold short	$1,625,019	$6,690,013

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Assets and Liabilities (Concluded)

September 30, 2017

Gotham Total Return Fund	Gotham Master Long Fund	Gotham Master Neutral Fund

$—	$—	$1,144,428
18,422,169	1,104,336	2,439,300
135,972	42,749	171,852
—	—	883,585
—	—	—

—	—	67,251
—	—	1,050,000
—	—	2,371
12,280	—	1,981
13,999	1,513	1,508

18,584,420	1,148,598	5,762,276

—	—	947,654
—	—	—

—	—	695,951
—	—	—
12,467	12,333	12,398
—	—	—
1,730	4,165	4,165
—	2,478	—
31,052	20,034	27,185

45,249	39,010	1,687,353

$18,539,171	$1,109,588	$4,074,923

$15,988	$1,047	$4,042
16,709,601	1,045,528	4,045,958
1,994	6	5,055
4,760	—	16,903
1,806,828	63,007	2,965

$18,539,171	$1,109,588	$4,074,923

$18,539,171	$1,109,588	$4,074,923

1,598,780	104,657	404,167

$11.60	$10.60	$10.08

$—	$—	$1,119,822
$—	$—	$—
$16,615,341	$1,041,329	$2,426,985
$—	$—	$913,698

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations

For the Year Ended September 30, 2017

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund

Investment Income
Dividends from non-affiliated securities	$17,445,829	$382,808
Less: foreign taxes withheld	(33,844)	—
Interest	4,001	—
Income from securities loaned (Note 5)	563,468	23

Total investment income	17,979,454	382,831

Expenses
Advisory fees (Note2)	18,635,617	172,577
Dividends and fees on securities sold short	4,500,429	197,638
Transfer agent fees (Note 2)	1,702,700	9,830
Fees on cash collateral (Note 5)	1,688,573	19,073
Administration and accounting fees (Note 2)	264,336	29,440
Printing and shareholder reporting fees	135,083	2,664
Trustees’ and officers’ fees (Note 2)	106,182	1,440
Registration and filing fees	90,100	18,301
Custodian fees (Note2)	69,884	959
Legal fees	66,839	363
Audit fees	27,270	26,214
Offering fees	—	—
Other expenses	154,340	4,437

Total expenses before waivers and reimbursements	27,441,353	482,936

Recoupments and/or waivers, reimbursements (Note 2)	(1,216,153)	(74,474)

Net expenses after waivers and reimbursements	26,225,200	408,462

Net investment income/(loss)	(8,245,746)	(25,631)

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	223,924,195	2,657,351
Net realized loss from securities sold short	(73,076,708)	(1,135,762)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	(45,970,411)	172,432
Net change in unrealized appreciation/(depreciation) on securities sold short	(8,630,848)	(154,539)

Net realized and unrealized gain on investments	96,246,228	1,539,482

Net increase in net assets resulting from operations	$88,000,482	$1,513,851

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Year Ended September 30, 2017

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund

$50,334	$28,870,058	$935,037	$66,146	$13,061,028	$65,118
—	(41,317)	—	—	(41,306)	—
91	4,948	299	8	4,905	28
12	527,688	47	22	548,653	25

50,437	29,361,377	935,383	66,176	13,573,280	65,171

21,055	19,364,684	315,771	21,794	15,171,137	33,754
21,032	9,938,148	497,575	23,115	6,678,249	43,573
3,469	741,330	10,284	3,419	694,194	7,483
—	3,566,302	47,941	—	536,578	—
24,820	290,888	35,467	24,835	246,574	26,078
2,350	89,683	3,787	2,350	56,184	2,836
266	110,797	2,526	336	87,803	228
1,172	79,896	27,520	1,172	119,917	1,021
158	72,618	1,754	164	61,892	188
1,161	53,915	1,431	1,163	52,934	1,077
20,991	27,239	27,342	20,991	27,293	17,996
12,409	—	—	12,327	—	13,317
3,309	152,319	7,085	3,315	122,353	2,958

112,192	34,487,819	978,483	114,981	23,855,108	150,509

(66,947)	(162,171)	(82,079)	(66,803)	(326,104)	(69,432)

45,245	34,325,648	896,404	48,178	23,529,004	81,077

5,192	(4,964,271)	38,979	17,998	(9,955,724)	(15,906)

82,567	195,867,647	4,421,600	86,841	172,996,910	130,276
(117,939)	(118,517,300)	(2,695,418)	(103,197)	(119,011,541)	(222,152)
289,224	58,974,824	2,174,370	377,032	(21,271,731)	376,880
(19,535)	11,509,562	180,554	(3,426)	1,836,802	(90,627)

234,317	147,834,733	4,081,106	357,250	34,550,440	194,377

$239,509	$142,870,462	$4,120,085	$375,248	$24,594,716	$178,471

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2017

	Gotham Short Strategies Fund*		Gotham Index Plus Fund
Investment Income
Dividends from non-affiliated securities	$75,760		$5,490,724
Less: foreign taxes withheld	(325)		—
Interest	69		1,076
Income from securities loaned (Note 5)	—		449

Total investment income	75,504		5,492,249

Expenses
Advisory fees (Note 2)	40,144		1,348,212
Audit fees	18,500		25,785
Legal fees	13,164		18,375
Printing and shareholder reporting fees	6,233		14,599
Administration and accounting fees (Note 2)	5,517		62,006
Registration and filing fees	4,714		28,563
Transfer agent fees (Note 2)	1,233		25,441
Trustees’ and officers’ fees (Note 2)	411		11,328
Custodian fees (Note2)	223		15,811
Dividends and fees on securities sold short	—		2,970,772
Offering fees	—		—
Fees on cash collateral (Note 5)	—		346,782
Other expenses	788		18,959

Total expenses before waivers and reimbursements	90,927		4,886,633

Recoupments and/or waivers, reimbursements (Note 2)	(50,784)		(18,635)

Net expenses after waivers and reimbursements	40,143		4,867,998

Net investment income	35,361		624,251

Net realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from non-affiliated investments	(209,658)		12,434,508
Net realized loss from securities sold short	—		(16,168,027)
Net realized gain on swaps	83,555	(a)	—
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	640,718		26,486,549
Net change in unrealized appreciation/(depreciation) on securities sold short	—		(258,361)
Net change in unrealized depreciation on swaps	(432,515	)(a)	—

Net realized and unrealized gain on investments	82,100		22,494,669

Net increase in net assets resulting from operations	$117,461		$23,118,920

*	The Fund commenced operations on July 31, 2017.
**	The Fund commenced operations on December 30, 2016.
(a)	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2017

Gotham Index Core Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund**

$66,010	$69,494	$43,792	$51,891	$39,600
—	—	—	—	—
5	60	52	3	7
18	20	12	—	—

66,033	69,574	43,856	51,894	39,607

15,465	21,834	14,856	19,396	9,155
20,995	27,233	20,995	25,652	17,881
1,070	127	1,068	237	1,011
2,275	1,829	2,230	1,706	2,223
27,796	31,291	28,668	16,585	19,740
980	24,590	980	15,491	52
7,487	4,576	7,485	4,891	5,579
208	249	202	335	173
166	164	159	182	137
23,308	42,543	11,685	—	—
12,392	25,151	12,447	17,503	7,934
—	—	—	—	—
3,375	5,067	3,366	4,640	2,198

115,517	184,654	104,141	106,618	66,083

(73,429)	(117,002)	(74,311)	(83,569)	(56,928)

42,088	67,652	29,830	23,049	9,155

23,945	1,922	14,026	28,845	30,452

62,949	273,733	52,234	287,235	44,334
(85,163)	(264,203)	(87,817)	—	—
—	—	—	—	—
454,634	251,269	296,105	69,528	275,070
(29,670)	41,661	(6,507)	—	—
—	—	—	—	—

402,750	302,460	254,015	356,763	319,404

$426,695	$304,382	$268,041	$385,608	$349,856

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Continued)

For the Period/Year Ended September 30, 2017

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund

Investment Income
Dividends from non-affiliated securities	$69,671	$237,269
Dividends from affiliated securities	—	—
Less: foreign taxes withheld	(99)	—
Interest	4	15
Income from securities loaned (Note 5)	648	78

Total investment income	70,224	237,362

Expenses
Advisory fees (Note 2)	41,867	76,540
Administration and accounting fees (Note 2)	50,884	26,721
Dividends and fees on securities sold short	30,674	130,112
Audit fees	20,745	20,745
Offering fees	13,253	13,145
Transfer agent fees (Note 2)	7,483	7,485
Printing and shareholder reporting fees	2,379	2,502
Legal fees	1,173	1,173
Registration and filing fees	1,021	1,021
Trustees’ and officers’ fees (Note 2)	200	462
Custodian fees (Note 2)	157	425
Other expenses	3,364	3,698

Total expenses before waivers and reimbursements	173,200	284,029

Recoupments and/or waivers, reimbursements (Note 2)	(97,415)	(68,706)

Net expenses after waivers and reimbursements	75,785	215,323

Net investment income/(loss)	(5,561)	22,039

Net realized and unrealized gain/(loss) from investments:
Net realized gain from non-affiliated investments	152,464	309,152
Net realized gain from affiliated investments	—	—
Net realized loss from securities sold short	(260,477)	(472,250)
Net change in unrealized appreciation/(depreciation) on non-affiliated investments	311,547	1,105,936
Net change in unrealized appreciation on affiliated investments	—	—
Net change in unrealized appreciation/(depreciation) on securities sold short	(22,563)	(124,601)

Net realized and unrealized gain on investments	180,971	818,237

Net increase in net assets resulting from operations	$175,410	$840,276

*	The Fund commenced operations on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Operations (Concluded)

For the Period/Year Ended September 30, 2017

Gotham Total Return Fund	Gotham Master Long Fund*	Gotham Master Neutral Fund*

$—	$—	$7,178
16,082	—	—
—	—	(27)
31	6	1,087
—	—	—

16,113	6	8,238

—	—	3,888
41,442	18,892	18,941
—	—	14
22,735	17,932	17,932
—	—	—
6,461	1,596	5,003
5,134	205	2,551
197	988	1,003
17,000	610	605
1,121	45	142
10,139	4,165	4,165
4,877	922	2,592

109,106	45,355	56,836

(105,481)	(45,355)	(52,934)

3,625	—	3,902

12,488	6	4,336

—	—	21,447
33,486	—	—
—	—	(3,825)
—	—	24,606
1,821,128	63,007	12,315
—	—	(33,956)

1,854,614	63,007	20,587

$1,867,102	$63,013	$24,923

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Absolute Return Fund
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(8,245,746)	$(9,831,418)
Net realized gain/(loss) from investments and securities sold short	150,847,487	37,539,144
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(54,601,259)	18,364,150

Net increase/(decrease) in net assets resulting from operations	88,000,482	46,071,876

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net realized capital gains	—	(29,543,843)
Return of capital	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	(29,543,843)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	(186,782,887)	(1,599,639,099)

Total increase/(decrease) in net assets	(98,782,405)	(1,583,111,066)

Net assets
Beginning of period	982,987,205	2,566,098,271

End of period	$884,204,800	$982,987,205

Accumulated net investment income/(loss), end of period	$(6,483,311)	$(1,948,744)

*	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Absolute 500 Fund		Gotham Absolute 500 Core Fund		Gotham Enhanced Return Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016

$(25,631)	$(30,215)	$5,192	$—	$(4,964,271)	$1,611,898
1,521,589	(723,122)	(35,372)	—	77,350,347	72,482,135
17,893	1,772,630	269,689	(909)	70,484,386	900,681

1,513,851	1,019,293	239,509	(909)	142,870,462	74,994,714

—	(317,388)	—	—	—	(18,962,062)
—	(380,847)	—	—	—	—

—	(698,235)	—	—	—	(18,962,062)

(2,955,285)	(2,676,554)	—	2,000,000	(195,702,219)	(232,094,666)

(1,441,434)	(2,355,496)	239,509	1,999,091	(52,831,757)	(176,062,014)

13,445,826	15,801,322	1,999,091	—	950,202,371	1,126,264,385

$12,004,392	$13,445,826	$2,238,600	$1,999,091	$897,370,614	$950,202,371

$(13,027)	$(11,056)	$18,875	$—	$(4,171,743)	$(11,694)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets

	Gotham Enhanced 500 Fund
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$38,979	$36,652
Net realized gain/(loss) from investments and securities sold short	1,726,182	(586,199)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	2,354,924	2,194,341

Net increase/(decrease) in net assets resulting from operations	4,120,085	1,644,794

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	(66,405)	(9,998)
Net realized capital gains	—	(32,499)

Net decrease in net assets from dividends and distributions to shareholders	(66,405)	(42,497)

Increase/(decrease) in Net Assets from Capital Share Transactions (Note 4)	534,486	12,195,925

Total increase/(decrease) in net assets	4,588,166	13,798,222

Net assets
Beginning of period	19,864,902	6,066,680

End of period	$24,453,068	$19,864,902

Accumulated net investment income/(loss), end of period	$42,758	$57,635

*	The Fund commenced operations on September 30, 2016.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Enhanced 500 Core Fund		Gotham Neutral Fund		Gotham Neutral 500 Fund
For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017

$17,998	$—	$(9,955,724)	$(7,950,828)	$(15,906)
(16,356)	—	53,985,369	4,949,085	(91,876)
373,606	(1,500)	(19,434,929)	1,010,188	286,253

375,248	(1,500)	24,594,716	(1,991,555)	178,471

—	—	—	—	—
—	—	—	(4,408,426)	—

—	—	—	(4,408,426)	—

25,000	2,000,000	(138,078,816)	33,716,398	1,414,502

400,248	1,998,500	(113,484,100)	27,316,417	1,592,973

1,998,500	—	783,023,901	755,707,484	2,000,000

$2,398,748	$1,998,500	$669,539,801	$783,023,901	$3,592,973

$31,448	$—	$(6,587,385)	$(5,098,749)	$57

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Short Strategies Fund
	For the Period Ended September 30, 2017*
Net increase/(decrease) in net assets from operations:
Net investment income	$35,361
Net realized gain/(loss) from investments, securities sold short and swaps	(126,103)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short and swaps	208,203

Net increase/(decrease) in net assets resulting from operations	117,461

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—
Net realized capital gains	—

Net decrease in net assets from dividends and distributions to shareholders	—

Increase in Net Assets from Capital Share Transactions (Note 4)	18,210,793	(a)

Total increase in net assets	18,328,254

Net assets
Beginning of period	—

End of period	$18,328,254

Accumulated net investment income/(loss), end of period	$35,361

*	The Fund commenced operations on July 31, 2017.
**	The Fund commenced operations on September 30, 2016.
***	The Fund commenced operations on March 31, 2016.
(a)

Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $16,037,918 and $1,385,000, respectively, (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Index Plus Fund		Gotham Index Core Fund		Gotham Hedged Plus Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016**	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016***

$624,251	$165,208	$23,945	$—	$1,922	$46
(3,733,519)	(853,687)	(22,214)	—	9,530	(27,888)
26,228,188	3,409,759	424,964	(1,500)	292,930	42,956

23,118,920	2,721,280	426,695	(1,500)	304,382	15,114

(316,257)	(54,282)	—	—	(21,994)	—
—	(90,322)	—	—	(8,651)	—

(316,257)	(144,604)	—	—	(30,645)	—

132,803,527	33,944,340	25,000	2,000,000	30,645	2,000,000

155,606,190	36,521,016	451,695	1,998,500	304,382	2,015,114

44,189,828	7,668,812	1,998,500	—	2,015,114	—

$199,796,018	$44,189,828	$2,450,195	$1,998,500	$2,319,496	$2,015,114

$574,523	$173,235	$37,267	$—	$18,182	$15,319

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Hedged Core Fund
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Net increase/(decrease) in net assets from operations:
Net investment income/(loss)	$14,026	$—
Net realized gain/(loss) from investments and securities sold short	(35,583)	—
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	289,598	(909)

Net increase/(decrease) in net assets resulting from operations	268,041	(909)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	—

Increase in Net Assets from Capital Share Transactions (Note 4)	—	2,000,000

Total increase in net assets	268,041	1,999,091

Net assets
Beginning of period	1,999,091	—

End of period	$2,267,132	$1,999,091

Accumulated net investment income/(loss), end of period	$27,359	$—

*	The Fund commenced operations on September 30, 2016.
**	The Fund commenced operations on December 31, 2015.
***	The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

Gotham Institutional Value Fund		Gotham Enhanced S&P 500 Index Fund	Gotham Defensive Long Fund
For the Year Ended September 30, 2017	For the Period Ended September 30, 2016**	For the Period Ended September 30, 2017***	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*

$28,845	$21,280	$30,452	$(5,561)	$—
287,235	(31,423)	44,334	(108,013)	—
69,528	184,956	275,070	288,984	(1,500)

385,608	174,813	349,856	175,410	(1,500)

(53,698)	—	—	—	—

(53,698)	—	—	—	—

58,934	2,061,073	2,581,173	—	2,000,000

390,844	2,235,886	2,931,029	175,410	1,998,500

2,235,886	—	—	1,998,500	—

$2,626,730	$2,235,886	$2,931,029	$2,173,910	$1,998,500

$46,807	$44,870	$38,386	$8,720	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Continued)

	Gotham Defensive Long 500 Fund
	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016*
Net increase/(decrease) in net assets from operations:
Net investment income	$22,039	$—
Net realized gain/(loss) from investments and securities sold short	(163,098)	—
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	981,335	(1,500)

Net increase/(decrease) in net assets resulting from operations	840,276	(1,500)

Less Dividends and Distributions to Shareholders from:
Institutional Class Shares:
Net investment income	—	—
Net realized capital gains	—	—

Net decrease in net assets from dividends and distributions to shareholders	—	—

Increase in Net Assets from Capital Share Transactions (Note 4)	5,100,826	2,000,000

Total increase in net assets	5,941,102	1,998,500

Net assets
Beginning of period	1,998,500	—

End of period	$7,939,602	$1,998,500

Accumulated net investment income/(loss), end of period	$39,573	$—

*	The Fund commenced operations on September 30, 2016.
**	The Fund commenced operations on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Changes in Net Assets (Concluded)

Gotham Total Return Fund		Gotham Master Long Fund	Gotham Master Neutral Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2017**	For the Period Ended September 31, 2017**

$12,488	$138,914	$6	$4,336
33,486	(28,726)	—	17,622
1,821,128	580,852	63,007	2,965

1,867,102	691,040	63,013	24,923

(4,144)	(149,275)	—	—
—	(13,741)	—	—

(4,144)	(163,016)	—	—

8,614,335	523,582	1,046,575	4,050,000

10,477,293	1,051,606	1,109,588	4,074,923

8,061,878	7,010,272	—	—

$18,539,171	$8,061,878	$1,109,588	$4,074,923

$1,994	$(6,350)	$6	$5,055

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow

	Gotham Absolute Return Fund	Gotham Absolute 500 Fund
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$88,000,482	$1,513,851

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(2,672,835,250)	(36,779,481)
Proceeds from disposition of long-term portfolio investments	2,974,476,882	41,710,499
Purchases to cover securities sold short	(1,857,646,725)	(30,448,090)
Proceeds from securities sold short	1,714,972,784	27,946,640
Net realized gain/(loss) on investments and securities sold short	(150,847,487)	(1,521,589)
Net change in unrealized (appreciation)/depreciation on investments and securities sold short	54,601,259	(17,893)
Return of capital received from real estate investment trusts	—	—
Increase/(decrease) in deposits with brokers for securities sold short	61,953,705	1,392,752
Increase/(decrease) in receivable for securities sold	6,100,535	(1,871,238)
Increase in cash collateral for securities lending	—	—
Increase/(decrease) in dividend and interest receivable	(32,991)	(2,560)
Increase in receivable from investment advisor	—	—
Increase/(decrease) in prepaid expenses and other assets	31,087	253
Increase/(decrease) in payable for investments purchased	(7,487,775)	1,292,115
Increase/(decrease) in use of cash collateral from securities lending	(28,426,598)	(766,558)
Increase/(decrease) in dividends and fees payable for securities sold short	(398,911)	(4,373)
Increase/(decrease) in payable for investment advisor	(364,196)	(12,031)
Increase/(decrease) in accrued expense payable	(159,115)	(63)

Net cash provided by (used in) operating activities	181,937,686	2,432,234

Cash flows from financing activities:
Proceeds from shares sold	185,899,513	2,473,111
Payment of shares redeemed	(374,360,068)	(5,428,396)
Dividends and Distributions to Shareholders	—	—
Increase/(decrease) in due to custodian	—	230,348

Net cash provided by (used in) financing activities	(188,460,555)	(2,724,937)

Net increase/(decrease) in cash	(6,522,869)	(292,703)

Cash at beginning of period	16,670,453	292,703

Cash at end of period	$10,147,584	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$1,432,513	$22,339

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

Gotham Absolute 500 Core Fund	Gotham Enhanced Return Fund	Gotham Enhanced 500 Fund	Gotham Enhanced 500 Core Fund	Gotham Neutral Fund	Gotham Neutral 500 Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017

$239,509	$142,870,462	$4,120,085	$375,248	$24,594,716	$178,471

(6,527,386)	(3,259,016,774)	(85,161,325)	(8,033,240)	(2,384,892,073)	(9,185,544)
5,587,750	3,602,645,326	82,922,623	7,118,985	2,668,575,919	5,735,993
(2,777,036)	(2,074,377,232)	(53,237,557)	(2,402,942)	(2,349,961,250)	(5,601,301)
3,782,600	1,935,388,792	55,018,973	3,263,753	2,129,026,262	8,434,354
35,372	(77,350,347)	(1,726,182)	16,356	(53,985,369)	91,876

(269,689)	(70,484,386)	(2,354,924)	(373,606)	19,434,929	(286,253)
—	—	221	—	—	—
(549,950)	32,668,755	2,857,890	(44,570)	107,515,294	(2,338,534)
(25,040)	11,257,890	(2,293,407)	(53,265)	20,675,133	(78,552)
(7,636)	—	—	(10,459)	—	(15,349)
(2,650)	23,136	(19,396)	(3,400)	(118,972)	(3,962)
—	—	—	—	—	(1,026)
(654)	39,869	9,219	(594)	46,279	(888)
(1,173,697)	(18,394,433)	1,213,166	(1,923,219)	(13,951,222)	75,838
7,636	(5,268,911)	(987,818)	10,459	(4,706,199)	15,349
1,177	(323,989)	4,613	1,318	(379,436)	2,760
2,807	(155,945)	9,525	2,769	(272,319)	—
36,410	(51,979)	4,134	36,378	(43,644)	37,335

(1,640,477)	219,470,234	379,840	(2,020,029)	161,558,048	(2,939,433)

2,000,000	109,070,376	7,580,618	2,025,000	290,059,683	3,047,008
—	(305,618,627)	(6,767,359)	—	(428,692,268)	—
—	—	(3,679)	—	—	—
—	—	(592,350)	—	—	—

2,000,000	(196,548,251)	217,230	2,025,000	(138,632,585)	3,047,008

359,523	22,921,983	597,070	4,971	22,925,463	107,575

—	2,796,868	—	—	6,528,482	—

$359,523	$25,718,851	$597,070	$4,971	$29,453,945	$107,575

$764	$7,361,462	$152,623	$6,191	$1,092,846	$(5,184)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

	Gotham Short Strategies Fund	Gotham Index Plus Fund
	For the Period Ended September 30, 2017*	For the Year Ended September 30, 2017
Cash flows provided by (used in) operating activities:
Net Increase in net assets resulting from operations	$117,461	$23,118,920

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(20,445,601)	(775,966,803)
Proceeds from disposition of long-term portfolio investments	19,342,924	522,498,527
Purchases to cover securities sold short	—	(261,703,403)
Proceeds from securities sold short	—	384,725,391
Net realized gain/(loss) on investments and securities sold short	209,658	3,733,519
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(640,718)	(26,228,188)
Net change in unrealized depreciation on swaps	432,515	—
Return of capital from real estate investment trusts	—	3,767
Increase/(decrease) in deposits with brokers for securities sold short	—	(12,625,765)
Increase/(decrease) in receivable for securities sold	(373,643)	(7,722,456)
Increase in cash collateral for securities lending	—	—
Increase in dividend and interest receivable	(21,314)	(294,906)
Increase in receivable from investment advisor	(16,304)	—
Increase in prepaid expenses and other assets	(21,586)	(1,823)
Increase/(decrease) in payable for investments purchased	373,542	7,550,362
Increase/(decrease) in use of cash collateral from securities lending	—	26,534,332
Increase/(decrease) in dividends and fees payable for securities sold short	—	143,640
Increase/(decrease) in payable for investment advisor	—	112,726
Increase/(decrease) in accrued expense payable	29,971	1,389

Net cash provided by (used in) operating activities	(1,013,095)	(116,120,771)

Proceeds from shares sold	2,172,875	145,791,826
Payment of shares redeemed	—	(13,853,894)
Dividends and Distributions to Shareholders	—	(1,230)

Net cash provided by (used in) financing activities	2,172,875	131,936,702

Net increase in cash	1,159,780	15,815,931

Cash at beginning of period	—	518,200

Cash at end of period	$1,159,780	$16,334,131

Supplemental disclosure of cash flow information:

Cash paid during the period for financing charges	$—	$842,761

Non-cash transactions consist of the following:

Subscriptions due to a reorganization (See Note 1)	$16,037,918	$—

*	The Fund commenced operations on July 31, 2017.
**	The Fund commenced operations on December 30, 2016.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

Gotham Index Core Fund	Gotham Hedged Plus Fund	Gotham Hedged Core Fund	Gotham Institutional Value Fund	Gotham Enhanced S&P 500 Index Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017	For the Period Ended September 30, 2017**

$426,695	$304,382	$268,041	$385,608	$349,856

(8,039,762)	(5,899,898)	(5,634,116)	(4,119,185)	(8,760,737)
7,101,878	6,012,448	5,012,658	4,082,727	6,138,980
(1,908,731)	(4,468,293)	(1,828,927)	—	—
2,780,963	4,466,957	2,521,555	—	—
22,214	(9,530)	35,583	(287,235)	(44,334)

(424,964)	(292,930)	(289,598)	(69,528)	(275,070)
—	—	—	—	—
42	74	—	103	—
(35,357)	94,590	(626,056)	—	—
(43,656)	7,934	(36,585)	(15,628)	(22,424)
(7,632)	(26,093)	(4,463)	—	—
(3,228)	(802)	(2,109)	(581)	(2,155)
(4,049)	(5,484)	(4,508)	—	(4,441)
(821)	11,972	(817)	(2,527)	(51)
(1,932,540)	(5,754)	(1,163,042)	13,991	21,943
7,632	(37,485)	4,463	—	—
1,255	(529)	669	—	—
—	—	—	(1,015)	—
39,403	12,693	40,395	10,050	32,610

(2,020,658)	164,252	(1,706,857)	(3,220)	(2,565,823)

2,025,000	15,323	2,000,000	31,611	2,581,173
—	—	—	(258)	—
—	(15,323)	—	(26,117)	—

2,025,000	—	2,000,000	5,236	2,581,173

4,342	164,252	293,143	2,016	15,350

—	199,877	—	11,721	—

$4,342	$364,129	$293,143	$13,737	$15,350

$6,403	$5,691	$(2,795)	$—	$—

$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Continued)

	Gotham Defensive Long Fund	Gotham Defensive Long 500 Fund
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2017
Cash flows provided by (used in) operating activities:
Net Increase in net assets resulting from operations	$175,410	$840,276

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of long-term portfolio investments	(10,784,740)	(38,480,480)
Proceeds from disposition of long-term portfolio investments	9,403,447	27,158,812
Purchases to cover securities sold short	(4,106,168)	(12,018,074)
Proceeds from securities sold short	5,470,710	18,235,837
Net realized gain/(loss) on investments and securities sold short	108,013	163,098
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(288,984)	(981,335)
Net amortization/(accretion) of premium/(discount)	—	—
Return of capital from real estate investment trusts	—	26
Increase in deposits with brokers for securities sold short	(63,881)	(28,580)
Increase in receivable for securities sold	(52,374)	(146,955)
Increase in cash collateral for securities lending	(44,230)	(58,677)
Increase in dividend and interest receivable	(4,343)	(16,336)
Increase/(decrease) in receivable from investment advisor	(12,095)	—
Increase in prepaid expenses and other assets	(857)	(1,042)
Increase/(decrease) in payable for investments purchased	(1,922,536)	(1,830,961)
Increase/(decrease) in use of cash collateral from securities lending	44,230	58,677
Increase in dividends and fees payable for securities sold short	1,225	8,610
Increase/(decrease) in payable for investment advisor	—	3,843
Increase/(decrease) in accrued expense payable	45,495	40,557

Net cash provided by (used in) operating activities	(2,031,678)	(7,052,704)

Proceeds from shares sold	2,000,000	7,411,674
Payment of shares redeemed	—	(310,848)
Dividends and Distributions to Shareholders	—
Increase in due to custodian	31,678	—

Net cash provided by (used in) financing activities	2,031,678	7,100,826

Net increase in cash	—	48,122

Cash at beginning of period	—	—

Cash at end of period	$—	$48,122

Supplemental disclosure of cash flow information:
Cash paid during the period for financing charges	$17,079	$34,484

*	The Fund commenced operations on April 28, 2017.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Statements of Cash Flow (Concluded)

Gotham Total Return Fund	Gotham Master Long Fund	Gotham Master Neutral Fund
For the Year Ended September 30, 2017	For the Year Ended September 30, 2017*	For the Period Ended September 30, 2017*

$1,867,102	$63,013	$24,923

(12,448,728)	(1,041,329)	(5,798,801)
3,938,039	—	2,274,329
—	—	(1,809,785)
—	—	2,719,659
(33,486)	—	(17,622)
(1,821,128)	(63,007)	(2,965)
—	—	(889)
—	—	—
—	—	(883,585)
—	—	(67,251)
—	—	—
—	—	(2,371)
11,680	—	(1,981)
(2,084)	(1,513)	(1,508)
—	—	695,951
—	—	—
—	—	—
—	2,478	—
(12,362)	36,532	43,748

(8,500,967)	(1,003,826)	(2,828,148)

8,866,330	1,046,575	3,000,000
(254,100)	—	—
(2,039)	—	—
—	—	—

8,610,191	1,046,575	3,000,000

109,224	42,749	171,852
26,748	—	—

$135,972	$42,749	$171,852

$—	$—	$(3,716)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities					Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distribution from Capital Gains	Return of Capital

Gotham Absolute Return Fund
Institutional Class Shares
10/01/2016-09/30/2017	$12.70	$(0.12)	$1.36		$1.24		$—	$—	$—
10/01/2015-09/30/2016	12.48	(0.07)	0.46		0.39		—	(0.17)	—
05/01/2015-09/30/2015*	13.54	(0.06)	(1.00)		(1.06)		—	—	—
05/01/2014-04/30/2015	13.45	(0.10)	0.43		0.33		—	(0.24)	—
05/01/2013-04/30/2014	11.40	(0.16)	2.77		2.61		—	(0.56)	—
08/31/2012**-04/30/2013	10.00	(0.08)	1.53		1.45		(0.01)	(0.05)	—

Gotham Absolute 500 Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.21	$(0.02)	$1.31		$1.29		$—	$—	$—
10/01/2015-09/30/2016	9.80	(0.02)	0.77		0.75		—	(0.16)	(0.19)
05/01/2015-09/30/2015*	10.47	(0.03)	(0.64)		(0.67)		—	—	—
07/31/2014**-04/30/2015	10.00	(0.09)	0.78		0.69		—	(0.23)	—

Gotham Absolute 500 Core Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.00	$0.03	$1.16		$1.19		$—	$—	$—
09/30/2016***-09/30/2016	10.00	—	(0.00	)(5)	(0.00	)(5)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations.
***

Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016. (1) The selected per share data was calculated using the average shares outstanding method for the period.

(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Absolute Return Fund would be 2.15%, 2.20%, 2.15%, 2.15%, 2.20% and 2.25%, for the years ended September 30, 2017 and 2016, the period ended September 30, 2015, the years ended April 30, 2015 and 2014 and the period ended April 30, 2013, respectively; for the Gotham Absolute 500 Fund, they would be 1.50%, 1.84%, 2.25% and 2.25% for the years ended September 30, 2017 and 2016, and the periods ended September 30, 2015, and April 30, 2015, respectively; and for the Gotham Absolute 500 Core Fund, it would be 1.15% for the year ended September 30, 2017.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Total Distributions	Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—	$0.00	(5)	$13.94	9.76%	$884,205	2.81%		2.95%		(0.88)%		238.43%
(0.17)	0.00	(5)	12.70	3.14%	982,987	3.09%		3.09%		(0.56)%		272.37%
—	0.00	(5)	12.48	(7.83)%	2,566,098	2.95	%(6)	2.95	%(6)	(1.03	)%(6)	134.07	%(7)
(0.24)	0.00	(5)	13.54	2.44%	3,657,763	2.81%		2.81%		(0.75)%		336.09%
(0.56)	0.00	(5)	13.45	23.21%	1,550,210	2.98%		2.96%		(1.23)%		399.16%
(0.06)	0.01		11.40	14.67%	53,680	3.24	%(6)	4.18	%(6)	(1.13	)%(6)	279.84	%(7)

$—	$—		$11.50	12.63%	$12,004	3.20%		3.78%		(0.20)%		203.65%
(0.35)	0.01		10.21	7.88%	13,446	3.80%		4.00%		(0.19)%		251.62%
—	—		9.80	(6.40)%	15,801	4.22	%(6)	4.75	%(6)	(0.69	)%(6)	126.07	%(7)
(0.23)	0.01		10.47	6.98%	10,583	4.13	%(6)	5.92	%(6)	(1.15	)%(6)	327.45	%(7)

$—	$—		$11.19	11.90%	$2,239	2.15%		5.33%		0.25%		244.96%
—	—		10.00	0.00%	1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Enhanced Return Fund
Institutional Class Shares
10/01/2016-09/30/2017	$11.79	$(0.07)	$1.96	$1.89	$—	$—	$—
10/01/2015-09/30/2016	11.10	0.02	0.87	0.89	—	(0.20)	(0.20)
05/01/2015-09/30/2015*	12.38	(0.03)	(1.25)	(1.28)	—	—	—
05/01/2014-04/30/2015	12.39	(0.04)	0.97	0.93	—	(0.94)	(0.94)
05/31/2013**-04/30/2014	10.00	(0.07)	2.96	2.89	—	(0.50)	(0.50)

Gotham Enhanced 500 Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.22	$0.02	$1.99	$2.01	$(0.03)	$—	$(0.03)
10/01/2015-09/30/2016	8.99	0.03	1.26	1.29	(0.01)	(0.05)	(0.06)
12/31/2014**-09/30/2015	10.00	(0.02)	(0.99)	(1.01)	—	—	—

Gotham Enhanced 500 Core Fund
Institutional Class Shares
10/01/2016-09/30/2017	$9.99	$0.09	$1.78	$1.87	$—	$—	$—
09/30/2016***-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Enhanced Return Fund would be 2.15%, 2.15%, 2.14%, 2.16% and 2.25% for years ended September 30, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively; for the Gotham Enhanced 500 Fund, they would be 1.50%, 1.77% and 2.25% for the years ended September 30, 2017 and 2016 and the period ended September 30, 2015, respectively; and for the Gotham Enhanced 500 Core Fund, they would be 1.15% for the year ended September 30, 2017.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.
(8)

Portfolio turnover excludes the purchases and sales of the Formula Investing U.S. Value 1000 Fund and the Formula Investing U.S. Value Select Fund merger on February 7, 2014. If these transactions were included, portfolio turnover would have been higher.

(9)

The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)		Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments (excluding dividend and interest expense)(3)(4)		Ratio of Net Investment Income to Average Net Assets without waivers, expense reimbursements, and recoupments if any		Portfolio Turnover Rate

$0.00	(5)	$13.68	16.03%		$897,371	3.55%		3.56%		(0.51)%		195.60%
0.00	(5)	11.79	8.18%		950,202	3.58%		3.58%		0.16%		247.97%
0.00	(5)	11.10	(10.34)%		1,126,264	3.36	%(6)	3.36	%(6)	(0.66	)%(6)	85.25	%(7)
0.00	(5)	12.38	7.34%		1,558,078	3.23%		3.23%		(0.31)%		274.67%
0.00	(5)	12.39	29.36%		802,917	3.54	%(6)	3.54	%(6)	(0.63	)%(6)	364.77	%(7)(8)

$—		$12.20	19.73%		$24,453	3.83%		4.18%		0.17%		192.91%
0.00	(5)	10.22	14.43	%(9)	19,865	4.09%		4.69%		0.29%		219.41%
—		8.99	(10.10)%		6,067	4.40	%(6)	5.54	%(6)	(0.24	)%(6)	355.33	%(7)

$—		$11.86	18.60%		$2,399	2.21%		5.28%		0.83%		237.06%
—		9.99	(0.10)%		1,999	—		—		—		—

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Neutral Fund
Institutional Class Shares
10/01/2016-09/30/2017	$9.91	$(0.13)	$0.45	$0.32	$—	$—	$—
10/01/2015-09/30/2016	9.99	(0.10)	0.08	(0.02)	—	(0.06)	(0.06)
05/01/2015-09/30/2015*	10.42	(0.06)	(0.37)	(0.43)	—	—	—
05/01/2014-04/30/2015	11.21	(0.12)	(0.43)	(0.55)	—	(0.24)	(0.24)
08/30/2013**-04/30/2014	10.00	(0.12)	1.37	1.25	—	(0.04)	(0.04)

Gotham Neutral 500 Fund
Institutional Class Shares
10/01/2016***-09/30/2017	$10.00	$(0.07)	$0.84	$0.77	$—	$—	$—

Gotham Short Strategies Fund
Institutional Class Shares
07/31/2017****-09/30/2017	$10.00	$0.02	$0.05	$0.07	$—	$—	$—

Gotham Index Plus Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.59	$0.06	$2.41	$2.47	$(0.06)	$—	$(0.06)
10/01/2015-09/30/2016	9.28	0.07	1.42	1.49	(0.07)	(0.11)	(0.18)
03/31/2015*****-09/30/2015	10.00	0.03	(0.75)	(0.72)	—	—	—

*	The Fund changed its fiscal year end from April 30 to September 30.
**	Commencement of operations.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
****	Commencement of operations. Initial seed capital was issued at $10.00 per share on July 31, 2017.
*****	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Neutral Fund would be 2.15%, 2.16%, 2.16%, 2.18% and 2.25% for the years ended September 30, 2017 and 2016, the period ended September 30, 2015, the year ended April 30, 2015 and the period ended April 30, 2014, respectively; for the Gotham Neutral 500 Fund, it would be 1.50% for the year ended September 30, 2017; and for the Gotham Index Plus Fund, they would be 1.15%, 1.18% and 1.50% for the years ended September 30, 2017 and 2016 and the period ended September 30, 2015, respectively.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Not annualized.
(8)	Portfolio turnover rate excludes securities received from processing a subscription due to a reorganization (See Note 1).

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$0.00	(5)	$10.23	3.23%	$669,540	3.10%		3.14%		(1.31)%		261.31%
0.00	(5)	9.91	(0.16)%	783,024	3.56%		3.56%		(1.02)%		303.46%
0.00	(5)	9.99	(4.13)%	755,707	3.38	%(6)	3.38	%(6)	(1.38	)%(6)	141.02	%(7)
0.00	(5)	10.42	(5.00)%	932,434	3.20%		3.19%		(1.11)%		377.72%
0.00	(5)	11.21	12.50%	228,472	3.43	%(6)	3.57	%(6)	(1.64	)%(6)	191.65	%(7)

$—		$10.77	7.70%	$3,593	3.24%		6.02%		(0.64)%		201.65%

$—		$10.07	0.70%	$18,328	1.35	%(6)	3.06	%(6)	1.19	%(6)	165.16	%(7)(8)

$0.00	(5)	$13.00	23.25%	$199,796	3.61%		3.62%		0.46%		204.07%
0.00	(5)	10.59	16.14%	44,190	3.41%		3.80%		0.72%		234.14%
—		9.28	(7.20)%	7,669	3.63	%(6)	4.75	%(6)	0.62	%(6)	94.47	%(7)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities						Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Index Core Fund
Institutional Class Shares
10/01/2016-09/30/2017	$9.99	$0.12		$2.01		$2.13		$—	$—	$—
09/30/2016*-09/30/2016	10.00	—		(0.01)		(0.01)		—	—	—

Gotham Hedged Plus Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.08	$0.01		$1.49		$1.50		$(0.11)	$(0.04)	$(0.15)
03/31/2016**-09/30/2016	10.00	0.00	(5)	0.08		0.08		—	—	—

Gotham Hedged Core Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.00	$0.07		$1.27		$1.34		$—	$—	$—
09/30/2016*-09/30/2016	10.00	—		(0.00	)(5)	(0.00	)(5)	—	—	—

Gotham Institutional Value Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.87	$0.14		$1.71		$1.85		$(0.26)	$—	$(0.26)
12/31/2015***-09/30/2016	10.00	0.11		0.76		0.87		—	—	—

Gotham Enhanced S&P 500 Index Fund
Institutional Class Shares
12/30/2016****-09/30/2017	$10.00	$0.13		$1.40		$1.53		$—	$—	$—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2016.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 31, 2015.
****	Commencement of operations. Initial seed capital was issued at $10.00 per share on December 30, 2016.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Index Core Fund would be 0.85% for the year ended September 30, 2017; for the Gotham Hedged Plus Fund, it would be 1.15% and 1.15% for the year ended September 30, 2017 and the period ended September 30, 2016, respectively; and for the Gotham Hedged Core Fund, it would be 0.85% for the year ended September 30, 2017.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)	Amount is less than $0.005 per share.
(6)	Annualized.
(7)	Amount is less than 0.005%.
(8)	Not annualized.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Redemption Fees	Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—	$12.12	21.20%	$2,450	1.91%		5.23%		1.08%		231.97%
—	9.99	(0.10)%	1,999	—		—		—		—

$—	$11.43	15.01%	$2,319	3.10%		8.46%		0.09%		182.53%
—	10.08	0.80%	2,015	3.13	%(6)	8.17	%(6)	0.00	%(6)(7)	151.89	%(8)

$—	$11.34	13.40%	$2,267	1.40%		4.91%		0.66%		248.96%
—	10.00	0.00%	1,999	—		—		—		—

$—	$12.46	17.31%	$2,627	0.95%		4.40%		1.19%		168.54%
—	10.87	8.70%	2,236	0.95	%(6)	4.90	%(6)	1.41	%(6)	243.77	%(8)

$—	$11.53	15.30%	$2,931	0.50	%(6)	3.61	%(6)	1.66	%(6)	268.10	%(8)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Continued)

Contained below is per share operating performance data for Institutional Class shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

		Investment Activities			Dividends and Distributions

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distribution from Capital Gains	Total Distributions

Gotham Defensive Long Fund
Institutional Class Shares
10/01/2016-09/30/2017	$9.99	$(0.03)	$0.91	$0.88	$—	$—	$—
09/30/2016*-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

Gotham Defensive Long 500 Fund
Institutional Class Shares
10/01/2016-09/30/2017	$9.99	$0.04	$1.68	$1.72	$—	$—	$—
09/30/2016*-09/30/2016	10.00	—	(0.01)	(0.01)	—	—	—

Gotham Total Return Fund
Institutional Class Shares
10/01/2016-09/30/2017	$10.02	$0.01	$1.58	$1.59	$(0.01)	$—	$(0.01)
10/01/2015-09/30/2016	9.33	0.17	0.72	0.89	(0.18)	(0.02)	(0.20)
03/31/2015**-09/30/2015	10.00	(0.01)	(0.66)	(0.67)	—	—	—

Gotham Master Long Fund
Institutional Class Shares
04/28/2017***-09/30/2017	$10.00	$0.00 (6)	$0.60	$0.60	$—	$—	$—

Gotham Master Neutral Fund
Institutional Class Shares
04/28/2017***-09/30/2017	$10.00	$0.01	$0.07	$0.08	$—	$—	$—

*	Commencement of operations. Initial seed capital was issued at $10.00 per share on September 30, 2016.
**	Commencement of operations. Initial seed capital was issued at $10.00 per share on March 31, 2015.
***	Commencement of operations. Initial seed capital was issued at $10.00 per share on April 28, 2017.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the Gotham Defensive Long Fund would be 2.15% for the year ended September 30, 2017; for the Gotham Defensive Long 500 Fund, it would be 1.50% for the year ended September 30, 2017; and for the Gotham Master Neutral Fund, it would be 0.31% for the period ended September 30, 2017.

(4)	During the period, certain fees were reduced or expenses were recouped. If such fee reductions or recoupments had not occurred, the ratios would have been as shown (See Note 2).
(5)

The Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.

(6)	Amount is less than $0.005 per share.
(7)	Annualized.
(8)	Not annualized.
(9)	Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Financial Highlights (Concluded)

Redemption Fees		Net Asset Value, End of Year/Period	Total Return(2)	Net Assets, End of Year/Period (000s)	Ratio of Expenses to Average Net Assets with waivers, reimbursements, and recoupments if any (including dividend and interest expense)(3)		Ratio of Expenses to Average Net Assets without waivers, expense reimbursements, and recoupments if any(3)(4)(5)		Ratio of Net Investment Income (Loss) to Average Net Assets (including dividend and interest expense)		Portfolio Turnover Rate

$—		$10.87	8.70%	$2,174	3.62%		8.27%		(0.27)%		262.95%
—		9.99	(0.10)%	1,999	—		—		—		—

$—		$11.71	17.10%	$7,940	3.80%		5.01%		0.39%		259.21%
—		9.99	(0.10)%	1,999	—		—		—		—

$—		$11.60	15.82%	$18,539	0.02%		0.74%		0.09%		27.24%
—		10.02	9.65%	8,062	0.17%		1.55%		1.78%		5.85%
0.00	(6)	9.33	(6.70)%	7,010	0.18	%(7)	1.57	%(7)	(0.18	)%(7)	42.30	%(8)

$—		$10.60	6.00%	$1,110	0.00	%(7)(9)	10.31	%(7)	0.00	%(7)(9)	0.00	%(8)

$—		$10.08	0.80%	$4,075	0.31	%(7)	4.60	%(7)	0.35	%(7)	96.82	%(8)

The accompanying notes are an integral part of the financial statements.

GOTHAM FUNDS

Notes to Financial Statements

September 30, 2017

1. Organization and Significant Accounting Policies

The Gotham Absolute Return Fund, the Gotham Absolute 500 Fund, the Gotham Absolute 500 Core Fund, the Gotham Enhanced Return Fund, the Gotham Enhanced 500 Fund, the Gotham Enhanced 500 Core Fund, the Gotham Neutral Fund, the Gotham Neutral 500 Fund, the Gotham Short Strategies Fund, the Gotham Index Plus Fund, the Gotham Index Core Fund, the Gotham Hedged Plus Fund, the Gotham Hedged Core Fund, the Gotham Institutional Value Fund, the Gotham Enhanced S&P 500 Index Fund, the Gotham Defensive Long Fund, the Gotham Defensive Long 500 Fund, the Gotham Total Return Fund, the Gotham Master Long Fund and the Gotham Master Neutral Fund (each a “Fund” and together, the “Funds”) are each a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s commencement of operations are as follows:

Gotham Absolute Return Fund	August 31, 2012
Gotham Absolute 500 Fund	July 31, 2014
Gotham Absolute 500 Core Fund	September 30, 2016
Gotham Enhanced Return Fund	May 31, 2013
Gotham Enhanced 500 Fund	December 31, 2014
Gotham Enhanced 500 Core Fund	September 30, 2016
Gotham Neutral Fund	August 30, 2013
Gotham Neutral 500 Fund	October 01, 2016
Gotham Short Strategies Fund	July 31, 2017
Gotham Index Plus Fund	March 31, 2015
Gotham Index Core Fund	September 30, 2016
Gotham Hedged Plus Fund	March 31, 2016
Gotham Hedged Core Fund	September 30, 2016
Gotham Institutional Value Fund	December 31, 2015
Gotham Enhanced S&P 500 Index Fund	December 30, 2016
Gotham Defensive Long Fund	September 30, 2016
Gotham Defensive Long 500 Fund	September 30, 2016
Gotham Total Return Fund (operates as a “Fund of Funds”)	March 31, 2015
Gotham Master Long Fund (operates as a “Fund of Funds”)	April 28, 2017
Gotham Master Neutral Fund	April 28, 2017

The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. Each of the Funds offers one class of shares, Institutional Class.

All the Funds except for the Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Total Return Fund, Gotham Master Long Fund and the Gotham Master Neutral Fund seek to achieve their investment objectives by primarily investing in long and short positions of U.S. equity securities. Equity securities include common and preferred stocks. The Gotham Institutional Value Fund seeks to achieve its investment objective by primarily investing in long positions of U.S. equity securities listed in the S&P 500® Index, but may invest in other large capitalization companies, primarily selected from the largest 500-700 U.S. companies based on market capitalization. The Gotham Enhanced S&P 500 Index Fund seeks to achieve its investment objective by generally investing at least 80% of its assets in U.S. equity securities listed in the S&P 500® Index. The Gotham Total Return Fund and Gotham Master Long Fund seek to achieve their investment objectives by primarily investing in the other funds advised by Gotham. The Gotham Master Neutral Fund seeks to achieve

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

its investment objective by primarily investing in other funds advised by Gotham, but also in long and short positions of U.S. equity securities.

On July 31, 2017, the Gotham Short Strategies Fund (“GSSFX”), as the result of a reorganization, acquired substantially all of the assets of a privately offered fund (“Predecessor Fund”) managed by Gotham Asset Management, LLC, in exchange for Institutional Class shares of GSSFX. The Predecessor Fund was organized and commenced operations in February, 2008, and had an investment objective, investment policies, and restrictions that were, in all material respects, equivalent to those of GSSFX. The Predecessor Fund was not registered as an investment company under the 1940 Act and was not subject to certain investment limitations, diversification requirements, liquidity requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). This reorganization transaction was structured to qualify as a non-taxable transaction under the Code. In connection with this reorganization, the Predecessor Fund and GSSFX each valued its respective securities pursuant to the same valuation procedures. For financial statement purposes, assets received and shares issued by GSSFX were recorded at fair value, and GSSFX recorded the cost of such investments at their historical cost as recorded by the Predecessor Fund. The cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of GSSFX’s unrealized depreciation at the time of reorganization (GSSFX had no assets or liabilities prior to the reorganization) as follows:

	Predecessor Fund investments, at value at time of reorganization	Predecessor Fund cost of investments at time of reorganization	Predecessor Fund net assets at time of reorganization	Predecessor Fund unrealized (depreciation) at time of reorganization	Net assets of GSSFX immediately after reorganization
Gotham Short Strategies Fund	$16,037,918	$16,042,925	$17,422,918	$(5,007)	$17,422,918

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each business day the NYSE is open. Each Fund’s equity securities, including exchange-traded funds, listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees (the “Board”). Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that a Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of a Fund. Certain Funds invest in securities of other investment companies, which are valued at their respective NAVs as determined by those investment companies each business day. Over the Counter (“OTC”) investments (including swap agreements) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to Gotham Asset Management, LLC (“Gotham” or “the Adviser”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security, asset or liability will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for the following: a common stock security with end of period value of $110,707, $666,097 and $751,360 held by Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund, respectively; a corporate debt security with end of period value of $809 and $736 held by Gotham Absolute Return Fund and Gotham Neutral Fund, respectively; a U.S. Treasury Obligation with the end of period value of $198,650 held by Gotham Master Neutral Fund; and total return swap with an unrealized depreciation of $(432,515) held by Gotham Short Strategies Fund. These securities are considered Level 2 as of and for the period ended September 30, 2017.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of a Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund in proportion to its relative daily net assets. Expenses directly attributable to a particular Fund in the Trust are charged directly to that Fund.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus and legal fees, are amortized over twelve months from inception of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Code, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. A Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Recent Accounting Pronouncement — On August 1, 2017, the Funds implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the Funds’ net assets or results of operations.

Short Sales — Certain Funds may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds will comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

As of September 30, 2017, the following Funds had securities sold short, securities pledged as collateral and deposits with brokers for securities sold short:

	Value of Securities Sold Short	Securities Pledged as Collateral	Deposits with Brokers for Securities Sold Short
Gotham Absolute Return Fund	$531,322,842	$609,637,036	$500,491,618
Gotham Absolute 500 Fund	9,975,977	11,711,306	5,761,220
Gotham Absolute 500 Core Fund	1,143,038	1,868,910	549,950
Gotham Enhanced Return Fund	660,160,600	694,812,019	296,149,848
Gotham Enhanced 500 Fund	21,159,209	30,371,729	2,732,584
Gotham Enhanced 500 Core Fund	967,433	1,973,597	44,570
Gotham Neutral Fund	644,824,123	654,255,365	541,174,220
Gotham Neutral 500 Fund	3,145,831	3,412,643	2,338,534
Gotham Index Plus Fund	175,855,887	232,295,771	24,540,320
Gotham Index Core Fund	987,064	2,260,239	35,357
Gotham Hedged Plus Fund	1,986,020	2,633,853	568,248
Gotham Hedged Core Fund	786,952	1,450,231	626,056
Gotham Defensive Long Fund	1,647,582	2,982,024	63,881
Gotham Defensive Long 500 Fund	6,814,614	11,187,090	28,580
Gotham Master Neutral Fund	947,654	1,031,038	883,585

In accordance with the terms of its prime brokerage agreements, the Funds may receive rebate income or be charged fees on securities sold short. Such income or fee is calculated on a daily basis based upon the market value of securities sold short and a variable rate that is dependent upon the availability of such security. These amounts are included in dividends and fees on securities sold short on the Statement of Operations. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund. The following Funds had net charges as shown in the table below for the period ended September 30, 2017:

Rebate (Income)/Fees
Gotham Absolute Return Fund	$(454,796)
Gotham Absolute 500 Fund	(49,431)
Gotham Absolute 500 Core Fund	(5,307)
Gotham Enhanced Return Fund	(672,104)
Gotham Enhanced 500 Fund	(99,229)
Gotham Enhanced 500 Core Fund	(4,405)
Gotham Neutral Fund	(733,547)
Gotham Neutral 500 Fund	(13,066)
Gotham Index Plus Fund	(729,711)
Gotham Index Core Fund	(4,601)
Gotham Hedged Plus Fund	(9,429)
Gotham Hedged Core Fund	(3,835)
Gotham Defensive Long Fund	(2,033)
Gotham Defensive Long 500 Fund	(28,845)
Gotham Master Neutral Fund	(3,708)

The following Funds utilized short sales proceeds and incurred financing charges to finance purchases of long securities in order to accomplish the Funds’ respective investment objectives. A financing fee is charged to the Funds based on the Federal Funds rate plus an agreed upon spread. These fees are included in dividends and fees on securities sold short and are as follows for the period ended September 30, 2017:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	Short Sales Proceeds	Financing Charges
Gotham Absolute Return Fund	$33,116,926	$198,736
Gotham Absolute 500 Fund	4,962,548	52,697
Gotham Absolute 500 Core Fund	585,735	6,071
Gotham Enhanced Return Fund	367,321,460	4,467,263
Gotham Enhanced 500 Fund	18,849,133	203,912
Gotham Enhanced 500 Core Fund	916,360	10,596
Gotham Neutral Fund	106,866,722	1,289,816
Gotham Neutral 500 Fund	790,018	7,881
Gotham Index Plus Fund	143,708,279	1,225,690
Gotham Index Core Fund	929,514	11,004
Gotham Hedged Plus Fund	1,357,846	15,120
Gotham Hedged Core Fund	130,343	1,040
Gotham Defensive Long Fund	1,593,359	19,113
Gotham Defensive Long 500 Fund	6,747,665	63,329
Gotham Master Neutral Fund	56,932	8

Swaps Agreements — A swap agreement is a bilateral financial instrument that involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on valuation changes to market referenced securities. The nominal amount on which the cash flows are calculated is called the notional amount.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements will be affected by a change in the market value of the referenced underlying securities that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date, in whole or part, under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the swap agreement. A Fund will not enter into any swap agreement unless the Adviser believes that the counterparty to the transaction is creditworthy.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of a Fund’s accrued obligations under the swap agreement.

Total Return Swaps: Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument). As of September 30, 2017, only the Gotham Short Strategies Fund held a total return swap.
For the period from inception date (July 31, 2017) to September 30, 2017, the average volume of the total return swap was as follows:

Notional Amount Short
Gotham Short Strategies Fund	$(26,676,130)

Counterparty Risk — Certain of the derivatives entered into by the Fund may not be traded on an exchange but instead will be privately negotiated in the over-the-counter market. This means that these instruments are traded between counterparties based on contractual relationships. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease. In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties. The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty. The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risks — The Fund may be subject to liquidity risk primarily due to investments in derivatives. The Fund may invest up to 15% of its net assets in illiquid securities or instruments. Certain derivatives, such as swaps, forward contracts and options may not be readily marketable and, therefore, may be deemed to be illiquid. An asset is not readily marketable if it cannot be sold within seven business days in the ordinary course of business for approximately the amount at which it is valued. Investments in illiquid assets involve the risk that the Fund may be unable to sell the asset or sell it at a reasonable price. In addition, the Fund may be required to liquidate positions or close out derivatives on unfavorable terms at a time contrary to the interests of the Fund in order to raise cash to pay redemptions.

An investment in derivatives is also subject to the risk that the Fund may not be able to terminate the derivatives effective on whatever date it chooses, or that the settlement of any early termination may depend on subsequent market movements. As a result, the Fund may be exposed to the risk of additional losses due to such delays.

Master Netting Agreement — In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”). An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements — For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from its counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged*	Net Amount**
Gotham Short Strategies Fund	$(432,515)	$—	$(432,515)	$—	$432,515	$—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

2. Transactions with Related Parties and Other Service Providers

Gotham Asset Management, LLC (“Gotham” or the “Adviser”) serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). For its services as the investment adviser, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below:

Gotham Absolute Return Fund	2.00%
Gotham Absolute 500 Fund	1.35%
Gotham Absolute 500 Core Fund	1.00%
Gotham Enhanced Return Fund	2.00%
Gotham Enhanced 500 Fund	1.35%
Gotham Enhanced 500 Core Fund	1.00%
Gotham Neutral Fund	2.00%
Gotham Neutral 500 Fund	1.35%
Gotham Short Strategies Fund(1)	1.35%
Gotham Index Plus Fund	1.00%
Gotham Index Core Fund	0.70%
Gotham Hedged Plus Fund	1.00%
Gotham Hedged Core Fund	0.70%
Gotham Institutional Value Fund	0.80%
Gotham Enhanced S&P 500 Index Fund(2)	0.50%
Gotham Defensive Long Fund	2.00%
Gotham Defensive Long 500 Fund	1.35%
Gotham Total Return Fund(3)	—%
Gotham Master Long Fund(3)(4)	—%
Gotham Master Neutral Fund(3)(4)	0.30%

(1)	The Fund commenced operations on July 31, 2017.
(2)	The Fund commenced operations on December 30, 2016.
(3)	For the Gotham Total Return Fund, Gotham Master Long Fund and the Gotham Master Neutral Fund (individually, the “Fund”, collectively, the “Funds”), Gotham is not entitled to receive an investment advisory fee on assets invested in mutual funds advised by Gotham (each an “underlying fund” and collectively, the “underlying funds”), but is entitled to receive an investment advisory fee of 1.00% (prior to May 1, 2017, the investment advisory fee was 2.00%), 0.75% and 0.75%, respectively, of the Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund’s average net assets invested in investments other than an underlying fund. Gotham does not receive an investment advisory fee from the Funds on assets invested in an underlying fund, but does receive an investment advisory fee from each underlying fund as investment adviser to such funds. The Gotham Total Return Fund and Gotham Master Long Fund do not currently expect to invest in assets other than underlying funds; however, to the extent it does, the Funds will pay an investment advisory fee on such assets. The Gotham Master Neutral Fund initially expects to invest 40% of its assets in securities directly; the Fund will pay an advisory fee on such assets.
(4)	The Fund commenced operations on April 28, 2017.

The Adviser contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of each Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, “Acquired Fund” fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions and for the Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund exclusive of investment advisory fee, if any), do not exceed the percentages set forth in the table below (on an annual basis) of each Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation will remain in place until the termination date set forth below, unless the Board approves its earlier termination. The table below reflects the Expense Limitation amounts, as a percentage of average daily net assets, in effect during the period ended September 30, 2017.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

		Termination Date
Gotham Absolute Return Fund	2.15%	August 31, 2019
Gotham Absolute 500 Fund	1.50%	January 31, 2019
Gotham Absolute 500 Core Fund	1.15%	January 31, 2020
Gotham Enhanced Return Fund	2.15%	August 31, 2019
Gotham Enhanced 500 Fund	1.50%	January 31, 2019
Gotham Enhanced 500 Core Fund	1.15%	January 31, 2020
Gotham Neutral Fund	2.15%	August 31, 2019
Gotham Neutral 500 Fund	1.50%	January 31, 2020
Gotham Short Strategies Fund(1)	1.35%	July 31, 2020
Gotham Index Plus Fund	1.15%	January 31, 2019
Gotham Index Core Fund	0.85%	January 31, 2020
Gotham Hedged Plus Fund	1.15%	January 31, 2020
Gotham Hedged Core Fund	0.85%	January 31, 2020
Gotham Institutional Value Fund	0.95%	January 31, 2019
Gotham Enhanced S&P 500 Index Fund(2)	0.50%	January 31, 2020
Gotham Defensive Long Fund	2.15%	January 31, 2020
Gotham Defensive Long 500 Fund	1.50%	January 31, 2020
Gotham Total Return Fund(3)	0.00%	January 31, 2019
Gotham Master Long Fund(4)(5)	0.00%	January 31, 2020
Gotham Master Neutral Fund(4)(5)	0.00%	January 31, 2020

(1)	The Fund commenced operations on July 31, 2017.
(2)	The Fund commenced operations on December 30, 2016.
(3)	Prior to January 1, 2017, the Expense Limitation was 0.17%.
(4)	Per the Expense Limitation agreement for the Fund, the expenses subject to the expense limitation are also exclusive of advisory fees, if any.
(5)	The Fund commenced operations on April 28, 2017.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

For the period ended September 30, 2017, investment advisory fees accrued and waivers were as follows:

	Gross Advisory Fee	Waiver/ Reimbursements	Net Advisory Fee (Reimbursement)
Gotham Absolute Return Fund	$18,635,617	$(1,216,153)	$17,419,464
Gotham Absolute 500 Fund	172,577	(74,474)	98,103
Gotham Absolute 500 Core Fund	21,055	(66,947)	(45,892)
Gotham Enhanced Return Fund	19,364,684	(162,171)	19,202,513
Gotham Enhanced 500 Fund	315,771	(82,079)	233,692
Gotham Enhanced 500 Core Fund	21,794	(66,803)	(45,009)
Gotham Neutral Fund	15,171,137	(326,104)	14,845,033
Gotham Neutral 500 Fund	33,754	(69,432)	(35,678)
Gotham Short Strategies Fund	40,144	(50,784)	(10,640)
Gotham Index Plus Fund	1,348,212	(18,635)	1,329,577
Gotham Index Core Fund	15,465	(73,429)	(57,964)
Gotham Hedged Plus Fund	21,834	(117,002)	(95,168)
Gotham Hedged Core Fund	14,856	(74,311)	(59,455)
Gotham Institutional Value Fund	19,396	(83,569)	(64,173)
Gotham Enhanced S&P 500 Index Fund	9,155	(56,928)	(47,773)
Gotham Defensive Long Fund	41,867	(97,415)	(55,548)
Gotham Defensive Long 500 Fund	76,540	(68,706)	7,834
Gotham Total Return Fund	—	(105,481)	(105,481)
Gotham Master Long Fund	—	(45,355)	(45,355)
Gotham Master Neutral Fund	3,888	(52,934)	(49,046)

For all funds except for the Gotham Short Strategies Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Master Long Fund and Gotham Master Neutral Fund, the Adviser is entitled to recover, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. For the Gotham Enhanced S&P 500 Index Fund, Gotham Master Long Fund and Gotham Master Neutral Fund, the Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the date on which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless a Fund’s expenses are below the Expense Limitation amount. Gotham Short Strategies Fund is not entitled to recoup any amounts reduced or reimbursed by the Adviser. As of September 30, 2017, the amount of potential reimbursement from the Funds to the Adviser are as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	Expiration 04/30/2018	Expiration 09/30/2018	Expiration 09/30/2019	Expiration 09/30/2020
Gotham Absolute Return Fund	N/A	N/A	N/A	$1,216,153
Gotham Absolute 500 Fund	$99,209	$29,092	$32,059	74,474
Gotham Absolute 500 Core Fund	N/A	N/A	N/A	66,947
Gotham Enhanced Return Fund	N/A	N/A	N/A	162,171
Gotham Enhanced 500 Fund	N/A	48,788	76,809	82,079
Gotham Enhanced 500 Core Fund	N/A	N/A	N/A	66,803
Gotham Neutral Fund	N/A	N/A	N/A	326,104
Gotham Neutral 500 Fund	N/A	N/A	N/A	69,432
Gotham Index Plus Fund	N/A	37,317	89,405	18,635
Gotham Index Core Fund	N/A	N/A	N/A	73,429
Gotham Hedged Plus Fund	N/A	N/A	49,689	117,002
Gotham Hedged Core Fund	N/A	N/A	N/A	74,311
Gotham Institutional Value Fund	N/A	N/A	59,712	83,569
Gotham Enhanced S&P 500 Index Fund	N/A	N/A	N/A	56,928
Gotham Defensive Long Fund	N/A	N/A	N/A	97,415
Gotham Defensive Long 500 Fund	N/A	N/A	N/A	68,706
Gotham Total Return Fund	N/A	36,613	107,341	23,788
Gotham Master Long Fund	N/A	N/A	N/A	—
Gotham Master Neutral Fund	N/A	N/A	N/A	—

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Funds. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Pershing LLC provides prime brokerage services to the Funds under an Agreement for Prime Brokerage Services.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Funds during the period ended September 30, 2017 was $255,676. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.

Effective June 1, 2016 and July 1, 2016, JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust. Until May 31, 2016 and June 30, 2016 certain employees of BNY Mellon served as Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. They were not compensated by the Trust or the Fund.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

Investment in Affiliated Funds

The following tables list each issuer owned by Gotham Total Return Fund, Gotham Master Long Fund and Gotham Master Neutral Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuers during period ended September 30, 2017:

Gotham Total Return Fund
Name of Issuer	Value at 9/30/16	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/17	Shares Held at 9/30/17
Gotham Absolute 500 Fund	$3,186,686	$2,428,111	$—	$2,346,324	$9,041	$379,960	$3,657,474	318,041
Gotham Defensive Long 500 Fund	—	5,178,406	—	99,758	1,707	490,455	5,570,810	475,731
Gotham Enhanced 500 Fund	1,809,871	1,555,829	5,942	956,262	19,162	384,733	2,813,333	230,601
Gotham Index Plus Fund	1,882,353	1,826,956	10,140	497,587	4,622	546,705	3,763,049	289,688
Gotham Neutral Fund	1,177,956	1,459,426	—	38,108	(1,046)	19,275	2,617,503	255,865

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

Gotham Master Long Fund
Name of Issuer	Value at 9/30/16	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/17	Shares Held at 9/30/17
Gotham Defensive Long 500 Fund	$—	$208,268	$—	$—	$—	$11,248	$219,516	18,746
Gotham Enhanced 500 Fund	—	156,199	—	—	—	9,220	165,419	13,559
Gotham Enhanced Return Fund	—	156,199	—	—	—	4,705	160,904	11,762
Gotham Enhanced S&P 500 Index Fund	—	364,467	—	—	—	27,173	391,640	33,967
Gotham Index Plus Fund	—	156,196	—	—	—	10,661	166,857	12,845

Gotham Master Neutral Fund
Name of Issuer	Value at 9/30/16	Purchase Cost	Dividend Income	Sales Proceeds	Net Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at 9/30/17	Shares Held at 9/30/17
Gotham Neutral 500 Fund	$—	$1,414,502	$—	$—	$—	$23,864	$1,438,366	133,553
Gotham Neutral Fund	—	1,012,483	—	—	—	(11,549)	1,000,934	97,843

3. Investment in Securities

For the year ended September 30, 2017 for all funds, (except for Gotham Short Strategies Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Master Long Fund and Gotham Master Neutral Fund) and from the commencement of operations of the Gotham Short Strategies Fund on July 31, 2017, the Gotham Enhanced S&P 500 Index Fund on December 30, 2016, and Gotham Master Long Fund and Gotham Master Neutral Fund on April 28, 2017 through September 30, 2017, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	Purchases	Sales
Gotham Absolute Return Fund	$2,665,522,765	$2,964,521,144
Gotham Absolute 500 Fund	36,720,082	41,646,782
Gotham Absolute 500 Core Fund	7,718,081	5,581,172
Gotham Enhanced Return Fund	3,249,228,672	3,591,843,619
Gotham Enhanced 500 Fund	85,072,692	82,828,837
Gotham Enhanced 500 Core Fund	8,025,044	7,110,780
Gotham Neutral Fund	2,377,538,938	2,659,728,119
Gotham Neutral 500 Fund	9,178,361	5,728,801
Gotham Short Strategies Fund	20,440,588	19,342,925
Gotham Index Plus Fund	774,855,250	521,378,401
Gotham Index Core Fund	8,022,774	7,084,860
Gotham Hedged Plus Fund	5,879,971	5,992,174
Gotham Hedged Core Fund	5,623,212	5,001,743
Gotham Institutional Value Fund	4,109,622	4,072,424
Gotham Enhanced S&P 500 Index Fund	8,752,700	6,130,942
Gotham Defensive Long Fund	10,767,398	9,386,023
Gotham Defensive Long 500 Fund	38,473,497	27,151,804
Gotham Total Return Fund	12,448,728	3,938,039
Gotham Master Long Fund	1,041,329	—
Gotham Master Neutral Fund	5,600,900	2,274,329

For the period ended September 30, 2017 , the Gotham Master Neutral Fund had purchases and sales of U.S. Government securities in the amount of $197,901 and $0, respectively.

4. Capital Share Transactions

For the periods ended September 30, 2017 and September 30, 2016, transactions in capital shares of the Funds (authorized shares unlimited) were as follows:

	For the Period Ended September 30, 2017		For the Period Ended September 30, 2016
	Shares	Value	Shares	Value
Gotham Absolute Return Fund:
Institutional Class Shares:
Sales	13,891,185	$187,082,892	28,752,517	$358,931,969
Reinvestments	—	—	1,281,671	15,777,370
Redemption Fees*	—	2,067	—	362,242
Redemptions	(27,893,001)	(373,867,846)	(158,181,691)	(1,974,710,680)

Net Decrease	(14,001,816)	$(186,782,887)	(128,147,503)	$(1,599,639,099)

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	For the Period Ended September 30, 2017		For the Period Ended September 30, 2016
	Shares	Value	Shares	Value
Gotham Absolute 500 Fund:
Institutional Class Shares:
Sales	228,505	$2,473,111	779,096	$7,965,630
Reinvestments	—	—	70,100	689,784
Redemption Fees*	—	—	—	11,561
Redemptions	(500,946)	(5,428,396)	(1,144,239)	(11,343,529)

Net Decrease	(272,441)	$(2,955,285)	(295,043)	$(2,676,554)

Gotham Absolute 500 Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Enhanced Return Fund:
Institutional Class Shares:
Sales	8,414,958	$107,957,821	14,187,433	$160,146,876
Reinvestments	—	—	1,489,283	16,486,359
Redemption Fees*	—	3,061	—	12,274
Redemptions	(23,411,239)	(303,663,101)	(36,527,088)	(408,740,175)

Net Decrease	(14,996,281)	$(195,702,219)	(20,850,372)	$(232,094,666)

Gotham Enhanced 500 Fund:
Institutional Class Shares:
Sales	648,594	$7,239,119	1,286,383	$12,360,586
Reinvestments	5,728	62,726	4,502	42,497
Redemption Fees*	—	—	—	330
Redemptions	(593,745)	(6,767,359)	(21,467)	(207,488)

Net Increase	60,577	$534,486	1,269,418	$12,195,925

Gotham Enhanced 500 Core Fund:(1)
Institutional Class Shares:
Sales	2,256	$25,000	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,256	$25,000	200,000	$2,000,000

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	For the Period Ended September 30, 2017		For the Period Ended September 30, 2016
	Shares	Value	Shares	Value
Gotham Neutral Fund:
Institutional Class Shares:
Sales	27,583,830	$284,265,770	49,086,285	$488,625,057
Reinvestments	—	—	370,929	3,642,528
Redemption Fees*	—	1,186	—	71,028
Redemptions	(41,180,891)	(422,345,772)	(46,032,949)	(458,622,215)

Net Increase (Decrease)	(13,597,061)	$(138,078,816)	3,424,265	$33,716,398

Gotham Neutral 500 Fund:(2)
Institutional Class Shares:
Sales	133,553	$1,414,502	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	133,553	$1,414,502	200,000	$2,000,000

Gotham Short Strategies Fund:(3)(4)
Institutional Class Shares:
Sales	1,820,601	$18,210,793	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	1,820,601	$18,210,793	—	$—

Gotham Index Plus Fund:
Institutional Class Shares:
Sales	12,320,198	$146,364,160	3,411,887	$34,596,267
Reinvestments	27,088	315,027	14,755	144,604
Redemption Fees*	—	2,944	—	1,796
Redemptions	(1,146,409)	(13,878,604)	(79,022)	(798,327)

Net Increase	11,200,877	$132,803,527	3,347,620	$33,944,340

Gotham Index Core Fund:(1)
Institutional Class Shares:
Sales	2,238	$25,000	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,238	$25,000	200,000	$2,000,000

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	For the Period Ended September 30, 2017		For the Period Ended September 30, 2016
	Shares	Value	Shares	Value
Gotham Hedged Plus Fund:(5)
Institutional Class Shares:
Sales	1,426	$15,323	200,000	$2,000,000
Reinvestments	1,425	15,322	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	2,851	$30,645	200,000	$2,000,000

Gotham Hedged Core Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

Gotham Institutional Value Fund:(6)
Institutional Class Shares:
Sales	2,807	$31,611	205,603	$2,061,073
Reinvestments	2,473	27,581	—	—
Redemption Fees*	—	—	—	—
Redemptions	(23)	(258)	—	—

Net Increase	5,257	$58,934	205,603	$2,061,073

Gotham Enhanced S&P 500 Index Fund:(7)
Institutional Class Shares:
Sales	254,107	$2,581,173	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	254,107	$2,581,173	—	$—

Gotham Defensive Long Fund:(1)
Institutional Class Shares:
Sales	—	$—	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	—	$—	200,000	$2,000,000

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	For the Period Ended September 30, 2017		For the Period Ended September 30, 2016
	Shares	Value	Shares	Value
Gotham Defensive Long 500 Fund:(1)
Institutional Class Shares:
Sales	505,581	$5,411,674	200,000	$2,000,000
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	(27,848)	(310,848)	—	—

Net Increase	477,733	$5,100,826	200,000	$2,000,000

Gotham Total Return Fund:
Institutional Class Shares:
Sales	816,663	$8,866,330	83,211	$820,628
Reinvestments	195	2,105	17,269	163,016
Redemption Fees*	—	—	—	—
Redemptions	(22,667)	(254,100)	(47,478)	(460,062)

Net Increase	794,191	$8,614,335	53,002	$523,582

Gotham Master Long Fund:(8)
Institutional Class Shares:
Sales	104,657	$1,046,575	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	104,657	$1,046,575	—	$—

Gotham Master Neutral Fund:(8)
Institutional Class Shares:
Sales	404,167	$4,050,000	—	$—
Reinvestments	—	—	—	—
Redemption Fees*	—	—	—	—
Redemptions	—	—	—	—

Net Increase	404,167	$4,050,000	—	$—

*

There is a 1.00% redemption fee that may be charged on shares redeemed within 30 days of purchase. The redemption fees are retained by each Fund for the benefit of the remaining shareholders and recorded as paid-in-capital.

(1)	Commencement of operations September 30, 2016.
(2)	Gotham Neutral 500 Fund issued its initial shares on September 30, 2016. The Fund commenced operations October 01, 2016.
(3)

Gotham Short Strategies Fund had a subscription due to a reorganization in the amount of $ 17,422,918 on July 31, 2017. The subscription was composed of securities and cash in the amounts of $ 16,037,918 and $1,385,000, respectively, (See Note 1).

(4)	Commencement of operations July 31, 2017.
(5)	Commencement of operations March 31, 2016.
(6)	Commencement of operations December 31, 2015.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

(7)	Commencement of operations December 30, 2016.
(8)	Commencement of operations April 28, 2017.

As of September 30, 2017, the following Funds had shareholders that held 10% or more of the outstanding shares of the Fund:

Gotham Absolute 500 Fund
Affiliated Shareholders	17%
Affiliated Fund	30%
Gotham Absolute 500 Core Fund
Affiliated Shareholders	50%
Gotham Enhanced 500 Fund
Affiliated Shareholders	40%
Affiliated Fund	12%
Gotham Enhanced 500 Core Fund
Affiliated Shareholders	50%
Gotham Neutral 500 Fund
Affiliated Shareholders	33%
Affiliated Fund	33%
Gotham Index Core Fund
Affiliated Shareholders	50%
Gotham Hedged Plus Fund
Affiliated Shareholders	50%
Gotham Hedged Core Fund
Affiliated Shareholders	50%
Gotham Institutional Value Fund
Affiliated Shareholders	49%
Gotham Enhanced S&P 500 Index Fund
Affiliated Shareholders	39%
Affiliated Fund	13%
Gotham Defensive Long Fund
Affiliated Shareholders	50%
Gotham Defensive Long 500 Fund
Affiliated Shareholders	13%
Affiliated Fund	73%
Gotham Total Return Fund
Affiliated Shareholders	27%
Gotham Master Long Fund
Affiliated Shareholders	50%
Gotham Master Neutral Fund
Affiliated Shareholders	37%

5. Securities Lending

All Funds except for Gotham Institutional Value Fund and Gotham Enhanced S&P 500 Index Fund may lend securities to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments and/or securities consistent with the Fund’s investment objective. Securities purchased with cash collateral are included in market value of securities designated as collateral for securities on loan on the Statements of Assets and Liabilities. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds pay a fee on the cash collateral received

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

by the Funds at a rate equal to the Federal Funds (Open) rate plus 40 basis points with respect to the cash collateral received on those securities on loan that have a rebate that equals or exceeds the greater of either the Federal Funds (Open) rate minus 10 basis points or zero. These fees are included in the fees on cash collateral on the Statement of Operations. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and only when, in the Adviser’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. During the period ended September 30, 2017, the Funds listed below each had securities lending programs. The market value of securities on loan and cash collateral received as of September 30, 2017 and the income generated from the programs during the period ended September 30, 2017, with respect to such loans are as follows:

	Market Value of Securities Loaned	Cash Collateral Received	Market Value of Non-cash Collateral	Income Received from Securities Lending
Gotham Absolute Return Fund	$153,664,106	$156,876,422	$—	$563,468
Gotham Absolute 500 Fund	1,297,695	1,327,427	—	23
Gotham Absolute 500 Core Fund	12,534	7,636	5,616	12
Gotham Enhanced Return Fund	308,072,721	314,077,458	—	527,688
Gotham Enhanced 500 Fund	3,674,364	3,741,950	—	47
Gotham Enhanced 500 Core Fund	20,114	10,459	10,661	22
Gotham Neutral Fund	65,388,526	66,982,044	—	548,653
Gotham Neutral 500 Fund	29,966	15,349	16,039	25
Gotham Index Plus Fund	37,774,492	38,535,861	—	449
Gotham Index Core Fund	18,052	7,632	11,138	18
Gotham Hedged Plus Fund	25,140	26,093	—	20
Gotham Hedged Core Fund	8,920	4,463	5,445	12
Gotham Defensive Long Fund	113,546	44,230	71,529	648
Gotham Defensive Long 500 Fund	122,483	58,677	69,111	78

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received from that counterparty and create one single net payment due to or from the Funds. The following table is a summary of each of the Fund’s open securities lending transactions which are subject to a MSLA as of September 30, 2017:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Gotham Absolute Return Fund	$153,664,106	$—	$153,664,106	$—	$(153,664,106)	$—
Gotham Absolute 500 Fund	1,297,695	—	1,297,695	—	(1,297,695)	—
Gotham Absolute 500 Core Fund	12,534	—	12,534	—	(12,534)	—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

				Gross Amount Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash and Non-Cash Collateral Received*	Net Amount**
Gotham Enhanced Return Fund	$308,072,721	$—	$308,072,721	$—	$(308,072,721)	$—
Gotham Enhanced 500 Fund	3,674,364	—	3,674,364	—	(3,674,364)	—
Gotham Enhanced 500 Core Fund	20,114	—	20,114	—	(20,114)	—
Gotham Neutral Fund	65,388,526	—	65,388,526	—	(65,388,526)	—
Gotham Neutral 500 Fund	29,966	—	29,966	—	(29,966)	—
Gotham Index Plus Fund	37,774,492	—	37,774,492	—	(37,774,492)	—
Gotham Index Core Fund	18,052	—	18,052	—	(18,052)	—
Gotham Hedged Plus Fund	25,140	—	25,140	—	(25,140)	—
Gotham Hedged Core Fund	8,920	—	8,920	—	(8,920)	—
Gotham Defensive Long Fund	113,546	—	113,546	—	(113,546)	—
Gotham Defensive Long 500 Fund	122,483	—	122,483	—	(122,483)	—

*	Amount disclosed is limited to the amount of assets presented in each Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

**	Net amount represents the net receivable from the counterparty in the event of a default.

6. Federal Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds had determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

In order to present net assets components on the Statement of Assets and Liabilities that more closely represent their tax character, certain reclassifications are made to the net asset components. Net investment income, net realized gains and net assets were not affected by these adjustments. The following permanent differences as of September 30, 2017, primarily attributed to non-deductible expenses, capitalized dividends on short sales and write-off of current year net operating loss, were reclassified among the following accounts:

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

	Increase/(Decrease) Undistributed Net Investment Income	Increase/(Decrease) Accumulated Net Realized Loss	Increase/(Decrease) Additional Paid-In Capital
Gotham Absolute Return Fund	$3,711,179	$(338,238)	$(3,372,941)
Gotham Absolute 500 Fund	23,660	(6,651)	(17,009)
Gotham Absolute 500 Core Fund	13,683	(1,053)	(12,630)
Gotham Enhanced Return Fund	804,222	(333,053)	(471,169)
Gotham Enhanced 500 Fund	12,549	(12,204)	(345)
Gotham Enhanced 500 Core Fund	13,450	(955)	(12,495)
Gotham Neutral Fund	8,467,088	(496,194)	(7,970,894)
Gotham Neutral 500 Fund	15,963	(2,218)	(13,745)
Gotham Index Plus Fund	93,294	(77,947)	(15,347)
Gotham Index Core Fund	13,322	(659)	(12,663)
Gotham Hedged Plus Fund	22,935	7,639	(30,574)
Gotham Hedged Core Fund	13,333	(676)	(12,657)
Gotham Institutional Value Fund	26,790	—	(26,790)
Gotham Enhanced S&P 500 Index Fund	7,934	—	(7,934)
Gotham Defensive Long Fund	14,281	(1,028)	(13,253)
Gotham Defensive Long 500 Fund	17,535	(4,274)	(13,261)
Gotham Master Neutral Fund	719	(719)	—

The tax character of distributions paid by the Funds during the year/period ended September 30, 2017 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Gotham Enhanced 500 Fund	$66,405	$—	$—
Gotham Index Plus Fund	316,257	—	—
Gotham Hedged Plus Fund	30,645	—	—
Gotham Institutional Value Fund	53,698	—	—
Gotham Total Return Fund	4,144	—	—

The tax character of distributions paid by the Funds during the year/period ended September 30, 2016 were as follows:

	Ordinary Income Dividend	Long-Term Capital Gain Dividend	Return of Capital
Gotham Absolute Return Fund	$—	$29,543,842	$—
Gotham Absolute 500 Fund	196,162	121,226	380,847
Gotham Enhanced Return Fund	—	18,962,062	—
Gotham Enhanced 500 Fund	42,497	—	—
Gotham Neutral Fund	—	4,408,426	—
Gotham Index Plus Fund	131,388	13,216	—
Gotham Total Return Fund	163,016	—	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
Gotham Absolute Return Fund	$(101,603,797)	$—	$—	$50,665,532	$(30,415,253)	$—
Gotham Absolute 500 Fund	—	—	244,259	1,389,781	(13,028)	—
Gotham Absolute 500 Core Fund	—	18,874	—	241,703	(9,348)	—
Gotham Enhanced Return Fund	—	—	8,942,476	152,128,313	(4,161,004)	—
Gotham Enhanced 500 Fund	—	42,758	1,561,277	3,386,030	—	—
Gotham Enhanced 500 Core Fund	—	39,517	—	346,726	—	—
Gotham Neutral Fund	(14,311,787)	—	—	20,559,804	(76,012,884)	—
Gotham Neutral 500 Fund	—	57	—	226,974	(34,815)	—
Gotham Short Strategies Fund	—	35,361	—	113,827	(31,727)	—
Gotham Index Plus Fund	(39,132)	574,523	—	24,930,036	(694,657)	—
Gotham Index Core Fund	—	49,413	—	388,445	—	—
Gotham Hedged Plus Fund	—	18,182	34,013	281,748	—	—
Gotham Hedged Core Fund	—	27,359	—	262,620	(10,190)	—
Gotham Institutional Value Fund	—	66,120	256,010	234,973	—	—
Gotham Enhanced S&P 500 Index Fund	—	104,038	—	253,752	—	—
Gotham Defensive Long Fund	(2,252)	8,720	—	213,370	(32,675)	—
Gotham Defensive Long 500 Fund	—	39,573	—	845,532	(33,068)	—
Gotham Total Return Fund	—	1,993	9,105	1,802,483	—	—
Gotham Master Long Fund	—	—	—	63,007	—	—
Gotham Master Neutral Fund	—	44,290	—	(19,367)	—	—

GOTHAM FUNDS

Notes to Financial Statements (Continued)

September 30, 2017

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Foreign currency and short-term capital gains are reported as ordinary income for federal income tax purposes.

As of September 30, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost (Proceeds)	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Gotham Absolute Return Fund	$480,512,359	$144,473,433	$(93,807,900)	$50,665,533
Gotham Absolute 500 Fund	5,829,388	2,251,899	(862,118)	1,389,781
Gotham Absolute 500 Core Fund	1,122,830	331,315	(89,401)	241,914
Gotham Enhanced Return Fund	737,080,320	249,949,537	(97,821,224)	152,128,313
Gotham Enhanced 500 Fund	20,860,467	5,328,398	(1,942,368)	3,386,030
Gotham Enhanced 500 Core Fund	2,037,813	421,065	(74,230)	346,835
Gotham Neutral Fund	147,549,839	123,953,800	(103,393,996)	20,559,804
Gotham Neutral 500 Fund	583,578	486,270	(258,973)	227,297
Gotham Short Strategies Fund	17,025,313	1,301,978	(1,188,151)	113,827
Gotham Index Plus Fund	171,832,812	38,700,991	(13,770,954)	24,930,037
Gotham Index Core Fund	2,053,869	488,331	(99,886)	388,445
Gotham Hedged Plus Fund	1,121,319	417,276	(135,528)	281,748
Gotham Hedged Core Fund	1,116,580	322,578	(59,958)	262,620
Gotham Institutional Value Fund	2,405,982	276,909	(41,936)	234,973
Gotham Enhanced S&P 500 Index Fund	2,687,409	295,299	(41,547)	253,752
Gotham Defensive Long Fund	1,956,186	475,976	(260,486)	215,490
Gotham Defensive Long 500 Fund	7,049,108	1,538,957	(691,995)	846,962
Gotham Total Return Fund	16,619,686	1,814,969	(12,486)	1,802,483
Gotham Master Long Fund	1,041,328	63,008	—	63,008
Gotham Master Neutral Fund	2,655,441	82,053	(101,420)	(19,367)

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30 or (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. For the period ended September 30, 2017, the Funds deferred to October 1, 2017 the following losses:

	Late-Year Ordinary Losses Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Gotham Absolute Return Fund	$6,483,311	$23,931,942	$—
Gotham Absolute 500 Fund	13,028	—	—
Gotham Absolute 500 Core Fund	—	9,349	(1)
Gotham Enhanced Return Fund	4,161,004	—	—
Gotham Neutral Fund	6,587,386	69,425,499	—
Gotham Neutral 500 Fund	—	34,816	(1)
Gotham Short Strategies Fund	—	31,727	—
Gotham Index Plus Fund	—	8,838,761	(8,144,104)
Gotham Hedged Core Fund	—	10,085	105
Gotham Defensive Long Fund	—	32,554	121
Gotham Defensive Long 500 Fund	—	33,094	(26)

GOTHAM FUNDS

Notes to Financial Statements (Concluded)

September 30, 2017

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of September 30, 2017, the following Funds had long-term and short-term capital loss carryforwards in the following amounts:

Capital Losses Carryforwards
Gotham Absolute Return Fund	$101,603,797
Gotham Neutral Fund	14,311,787
Gotham Index Plus Fund	39,132
Gotham Defensive Long Fund	2,252

For the period ended September 30, 2017, the following Funds utilized capital losses as follows:

Capital Losses Utilized
Gotham Absolute Return Fund	$101,449,553
Gotham Enhanced Return Fund	60,397,894
Gotham Neutral Fund	113,060,561

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GOTHAM FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and Shareholders of Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Short Strategies Fund, Gotham Index Plus Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, Gotham Master Long Fund, and Gotham Master Neutral Fund:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Short Strategies Fund, Gotham Index Plus Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund, Gotham Total Return Fund, Gotham Master Long Fund, and Gotham Master Neutral Fund (twenty of the funds constituting FundVantage Trust, hereafter referred to as the “Funds”) as of September 30, 2017, the results of each of their operations and their cash flows, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, broker, and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 29, 2017

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

Certain tax information regarding each Fund is required to be provided to shareholders based upon each fund’s income and distributions for the taxable year ended September 30, 2017. The information and distributions reported herein may differ from information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. During the fiscal year ended September 30, 2017, the following dividends and distributions were paid by each of the Funds:

	Ordinary Income	Long-Term Capital Gain
Gotham Enhanced 500 Fund	$66,405	$—
Gotham Index Plus Fund	316,257	—
Gotham Hedged Plus Fund	30,645	—
Gotham Institutional Value Fund	53,698	—
Gotham Total Return Fund	4,144	—

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Where appropriate, all designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentages of ordinary dividends paid during the fiscal year ended September 30, 2017 were designated as “qualified dividend income”, as defined in the Act, and are subject to reduced tax rates:

Gotham Enhanced 500 Fund	100.00%
Gotham Index Plus Fund	100.00%
Gotham Hedged Plus Fund	100.00%
Gotham Institutional Value Fund	68.84%
Gotham Total Return Fund	100.00%

The percentage of total ordinary income dividends paid qualifying for the corporate dividends received deduction for each Fund is as follows:

Gotham Enhanced 500 Fund	100.00%
Gotham Index Plus Fund	100.00%
Gotham Hedged Plus Fund	100.00%
Gotham Institutional Value Fund	67.21%
Gotham Total Return Fund	100.00%

The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations is as follows:

Gotham Index Plus Fund	9.82%

Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2017. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns will be made in conjunction with Form 1099-DIV and will be mailed in January 2018.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by a Fund, if any.

GOTHAM FUNDS

Shareholder Tax Information

(Unaudited)

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

GOTHAM FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how a Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 974-6852 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Investment Advisory Agreement

Statement Regarding Basis for Approval of Investment Advisory Contract for Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Hedged Plus Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund, Gotham Total Return Fund, Gotham Short Strategies Fund

At a meeting held on June 26-27, 2017 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved (i) the continuation of the advisory agreement between Gotham Asset Management, LLC (“Gotham” or the “Adviser”) and the Trust (the “Existing Agreements”) on behalf of Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Hedged Plus Fund, Gotham Index Plus Fund, Gotham Institutional Value Fund, Gotham Neutral Fund, and Gotham Total Return Fund (together, the “Existing Funds”) and (ii) a new agreement between Gotham and the Trust (the “New Agreement,” and together with the Existing Agreement, the “Agreements”) on behalf of Gotham Short Strategies Fund (the “New Fund,” and together with the Existing Funds, the “Funds”). At the June Meeting, the Board considered the continuation of the Existing Agreement with respect to the Existing Funds for an additional one year period, and the New Agreement with respect to the New Fund for an initial two year period.

In determining whether to approve the Agreements, the Trustees considered information provided by the Adviser in accordance with Section 15(c) of the 1940 Act regarding: (i) services performed, or to be performed, for the Funds, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of Gotham, (vi) brokerage selection procedures, (vii) the procedures for allocating investment opportunities between the Funds and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on Gotham’s ability to service the Funds, (x) compliance with the Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements. The Trustees noted the reports and discussions with senior personnel of Gotham as provided at the Board meetings throughout the year covering matters such as the relative performance of the Existing Funds; compliance with the investment objectives, policies, strategies and limitations for the Funds; the compliance of management personnel with the applicable code of ethics; and the adherence to the Trust’s pricing procedures as established by the Board.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Representatives from Gotham attended the June Meeting both in person and via teleconference. The representatives discussed Gotham’s history, performance and investment strategies in connection with the proposed approval of the Agreements and answered questions from the Board.

Performance. The Trustees considered the investment performance for the Existing Funds and Gotham. The Trustees reviewed historical performance charts which showed the performance of the Existing Funds as compared to their respective Lipper categories for the year-to-date, one -year, two -year, three -year, and since -inception periods ended March 31, 2017, and their respective benchmark indices for the one-year, three- year and since-inception periods, as applicable. The Trustees noted that they considered performance reports provided at Board meetings throughout the year. The Trustees also noted that performance, especially short-term performance, is only one of many factors that it deems relevant to its consideration of the Agreement.

Gotham Absolute Return Fund.The Trustees noted that the Gotham Absolute Return Fund outperformed the HFRX Equity Hedge Index for the one-year, three-year and since-inception (August 31, 2012) periods ended April 30, 2017. The Trustees also noted that the Gotham Absolute Return Fund outperformed the median of the Lipper Absolute Return Fund Index for the year-to-date, one-year, three-year and since-inception periods ended March 31, 2017, and underperformed the median of the Lipper Absolute Return Fund Index for two-year period ended March 31, 2017. The Trustees concluded that, although the Gotham Absolute Return Fund underperformed the median of the Lipper Absolute Return Fund Index for the two year period ended March 31, 2017, the performance of the Gotham Absolute Return Fund since inception was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Absolute 500 Fund. The Trustees noted that the Gotham Absolute 500 Fund outperformed the HFRX Equity Hedge Index for the one-year and since-inception (July 31, 2014) periods ended April 30, 2017. The Trustees also noted that the Gotham Absolute 500 Fund outperformed the median of the Lipper Alternative Long/Short Equity Index for the year-to-date, two-year and since inception periods ended March 31, 2017, and underperformed the median of the Lipper Alternative Long/Short Equity Index for the one-year period ended March 31, 2017. The Trustees concluded, although the Gotham Absolute 500 Fund underperformed the median of the Lipper Alternative Long/Short Equity Index for the one year period ended March 31, 2017, that the performance of the Gotham Absolute 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced Return Fund. The Trustees noted that the Gotham Enhanced Return Fund underperformed the S&P 500 Index for the one-year, three-year and since-inception (May 31, 2013) periods ended April 30, 2017. The Trustees also noted that the Gotham Enhanced Return Fund outperformed the median of the Lipper Alternative Long/Short Equity Index for the year-to-date, one-year, two-year, three-year and since-inception periods ended March 31, 2017. The Trustees concluded that, although the Gotham Enhanced Return Fund had underperformed the S&P 500 Index during certain periods, the performance of the Gotham Enhanced Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Enhanced 500 Fund. The Trustees noted that the Gotham Enhanced 500 Fund underperformed the S&P 500 Index for the one-year and since-inception (December 31, 2014) periods ended April 30, 2017. The Trustees also noted that the Gotham Enhanced 500 Fund outperformed the median of the Lipper Alternative Long/Short Equity Index for the year-to-date, one-year, two-year, and since-inception periods ended March 31, 2017. The Trustees concluded that, although the Gotham Enhanced Return Fund had underperformed the S&P 500 Index during certain periods, the performance of the Gotham Enhanced 500 Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Gotham Hedged Plus Fund. The Trustees noted that the Gotham Hedged Plus Fund outperformed the HFRX Equity Hedge Index for the one-year and since-inception (March 31, 2016) periods ended April 30, 2017. The Trustees also noted that the Gotham Hedged Plus Fund outperformed the median of the Lipper Alternative Long/Short Equity Index for the year-to-date, one-year, and since-inception periods ended March 31, 2017. The Trustees concluded that the performance of the Gotham Hedged Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Index Plus Fund. The Trustees noted that the Gotham Index Plus Fund outperformed the S&P 500 Index for the one-year and since-inception (March 31, 2015) periods ended April 30, 2017. The Trustees also noted that the Gotham Index Plus Fund outperformed the median of the S&P 500 Daily Reinvested Index for the year-to-date, one-year, two-year, and since-inception periods ended March 31, 2017. The Trustees concluded that the performance of the Gotham Index Plus Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Institutional Value Fund. The Trustees noted that the Gotham Institutional Value Fund underperformed the S&P 500 Index for the one-year period ended April 30, 2017, and outperformed the S&P 500 Index for the since-inception (March 31, 2015) period ended April 30, 2017. The Trustees also noted that the Gotham Institutional Value Fund outperformed the median of the Lipper Large-Cap Value Index for the year-to-date and since-inception periods ended March 31, 2017, and underperformed the median of the Lipper Large-Cap Value Index for the one-year period ended March 31, 2017. The Trustees concluded that, although the performance of the Gotham Institutional Value Fund underperformed the S&P 500 Index and the median of the Lipper Large-Cap Value Index during certain periods, the performance of the Gotham Institutional Value Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Neutral Fund. The Trustees noted that the Gotham Neutral Fund outperformed the BofA Merrill Lynch 3-Month US Treasury Bill Index for the one-year and since inception (August 30, 2013) periods ended April 30, 2017, and underperformed the BofA Merrill Lynch 3-Month US Treasury Bill Index for the three-year period ended April 30, 2017. The Trustees also noted that the Gotham Neutral Fund underperformed the median of the Lipper Alternative Equity Market Neutral Index for the year-to-date, two-year, and three-year periods ended March 31, 2017, and outperformed the median of the Lipper Alternative Equity Market Neutral Index for the one-year and since-inception periods ended March 31, 2017. The Trustees concluded that, although the Gotham Neutral Fund had underperformed the index and the median of the Lipper Alternative Equity Market Neutral Index for certain periods, the performance of the Gotham Neutral Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Total Return Fund. The Trustees noted that the Gotham Total Return Fund outperformed the HFRX Equity Hedge Index for the one-year and since inception (March 31, 2015) periods ended April 30, 2017. The Trustees also noted that the Gotham Total Return Fund outperformed the median of the Lipper Alternative Long/Short Equity Fund Index for the year-to-date, one-year, two-year and since-inception periods ended March 31, 2017. The Trustees concluded that the performance of the Gotham Total Return Fund was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting.

Gotham Short Strategies Fund. The Trustees noted that the proposed strategy for the Gotham Short Strategies Fund was new, and therefore did not have historical performance. However, the Trustees noted that they received performance information for Gotham Short Strategies (Master), LP (the “Predecessor Fund”), that the investment policies, restrictions, and limitations of the Predecessor Fund were in all material respects equivalent to those of the Gotham Short Strategies Fund, and that the performance information of the Predecessor Fund was therefore representative of the Adviser’s performance in implementing certain types of strategies to be employed for the Gotham Short Strategies Fund. The Trustees also received performance information of private accounts managed by Gotham with similar strategies. The Trustees concluded

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

that the performance information relating to the comparable Funds and private accounts was acceptable for purposes of its consideration of the New Agreement.

Fees. The Trustees noted that the representatives of Gotham had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Funds and any other ancillary benefit resulting from Gotham’s relationship with the Funds. The Trustees also reviewed information regarding the fees Gotham charges to other clients and evaluated explanations provided by Gotham as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees reviewed fees charged by other advisers that manage comparable mutual funds with similar strategies. The Trustees concluded that the advisory fees and services provided by Gotham are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Funds as measured by the information provided by Gotham.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Gotham Absolute Return Fund. With respect to advisory fees and expenses of Gotham Absolute Return Fund, the gross advisory fee and net total expense ratio were each higher than the median of funds in the Lipper Absolute Return Fund Index. The Trustees discussed the limitations of the comparative expense information of the Gotham Absolute Return Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the fund’s advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Absolute 500 Fund. With respect to advisory fees and expenses of Gotham Absolute 500 Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees discussed the limitations of the comparative expense information of the Gotham Absolute 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Enhanced Return Fund. With respect to advisory fees and expenses of Gotham Enhanced Return Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees discussed the limitations of the comparative expense information of the Gotham Enhanced Return Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Enhanced 500 Fund. With respect to advisory fees and expenses of Gotham Enhanced 500 Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees discussed the limitations of the comparative expense information of the Gotham Enhanced 500 Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Hedged Plus Fund. With respect to advisory fees and expenses of Gotham Hedged Plus Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each lower than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper

GOTHAM FUNDS

Other Information (Continued)

(Unaudited)

Alternative Long/Short Equity Index. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Index Plus Fund. With respect to advisory fees and expenses, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the S&P 500 Daily Reinvested Index with $250 million or less in assets. The Trustees discussed the limitations of the comparative expense information of the Gotham Index Plus Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Institutional Value Fund. With respect to advisory fees and expenses of Gotham Institutional Value Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class Shares were each higher than the gross advisory fee and net total expense ratio of the median of funds in the Lipper Large-Cap Value Index with $250 million or less in assets. The Trustees discussed the limitations of the comparative expense information of the Gotham Institutional Value Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Neutral Fund. With respect to advisory fees and expenses of Gotham Neutral Fund, the Trustees noted that the gross advisory fee and net total expense ratio for the fund’s Institutional Class shares were each higher than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Equity Market-Neutral Fund Index. The Trustees discussed the limitations of the comparative expense information of the Gotham Neutral Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Total Return Fund. With respect to advisory fees and expenses of Gotham Total Return Fund, the Trustees noted that the gross advisory fee and the net total expense ratio were each lower for the fund’s Institutional Class shares than the gross advisory fee and net total expense ratio of the median of funds with a similar share class in the Lipper Alternative Long/Short Equity Index. The Trustees also discussed the limitations of the comparative expense information of the Gotham Total Return Fund, given the potential varying nature, extent and quality of the services provided by the advisers of other portfolios included in the Lipper category. Based upon their review, the Trustees concluded that the advisory fee was reasonable in light of the scope and quality of services received by the fund from Gotham.

Gotham Short Strategies Fund. The Trustees also evaluated explanations provided by Gotham as to differences in fees proposed to be charged to Gotham Short Strategies Fund and the Predecessor Fund. The Trustees evaluated explanations provided by Gotham regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services proposed to be provided by Gotham are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Gotham Short Strategies Fund as measured by the information provided by Gotham.

Nature and Quality of Services Provided by Adviser. The Trustees then considered the nature and quality of services provided by the Adviser. In evaluating the quality of services provided by Gotham, the Trustees considered the level and depth of knowledge of Gotham, including the professional experience and qualifications of the Funds’ portfolio managers and senior personnel. The Board took into account its familiarity with Gotham’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account Gotham’s compliance policies and procedures and reports regarding Gotham’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in Gotham’s management of the Funds’

GOTHAM FUNDS

Other Information (Concluded)

(Unaudited)

investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services provided to each Fund by Gotham and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Gotham Agreement, that the quality of the services appeared to be consistent with industry norms and that the Funds are likely to benefit from the continued receipt of those services. They also concluded that Gotham has sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated their ability to attract and retain qualified personnel.

Cost and Profitability. The Trustees then considered the cost of the services provided by Gotham, the compensation and benefits received by Gotham in providing services to the Funds, as well as Gotham’s profitability. The Trustees considered any direct or indirect revenues which would be received by Gotham. The Trustees noted that the level of profitability is an appropriate factor to consider, and the Trustees should be satisfied that Gotham’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Funds. Based on the information provided, the Trustees concluded that Gotham’s advisory fee level was reasonable in relation to the nature and quality of the services provided, taking into account the current size and projected continued growth of the Funds.

Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee rate levels reflect these economies of scale for the benefit of Fund shareholders. The Board noted the Adviser’s representation that none of the Funds have reached an asset size at which economies of scale would traditionally be considered to exist, and the Adviser’s belief that breakpoints are not appropriate at this time. The Board further noted the Adviser’s representation that the nature of certain of the Funds’ long/short investment strategies were such that future capacity was constrained based on the Adviser’s ability to implement the strategy above certain asset levels, and as such the ability of those Funds to achieve future economies of scale was limited relative to more traditional strategies. Based on the foregoing information, the Board concluded that economies of scale did not yet exist for the Funds and that therefore it was not yet necessary to consider whether the fee structure of the Funds provided an adequate mechanism for sharing the benefit of any such economies.

At this time, the Trustees determined to approve the Existing Gotham Agreement for an additional one year period and the New Gotham Agreement for an initial two-year period. In voting to approve the continuation of the Gotham Agreements, the Board considered all factors it deemed relevant and the information presented to the Board by Gotham. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the continuation of the Existing Gotham Agreement would be in the best interests of the Existing Funds and their shareholders. The Board, including a majority of the Independent Trustees, unanimously approved the Existing Agreement for a one year period, and the New Agreement for an initial two year period.

GOTHAM FUNDS

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site www.gothamfunds.com.

If you have questions or comments about our privacy practices, please call us at 1-877-974-6852.

GOTHAM FUNDS

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Board” or the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (877) 974-6852.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006	42	Optimum Fund Trust (registered investment company with 6 portfolios.

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	42	None.

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	42	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	42	Copeland Trust (registered investment company with 2 portfolios); Context Capital Funds (registered investment company with 1 portfolio).

GOTHAM FUNDS

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	42	None.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS

JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax - U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.	President of Lebisky Compliance Consulting LLC since October 2015; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) since 2015; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

Gotham Asset Management, LLC

535 Madison Avenue, 30th Floor

New York, NY 10022

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

GOT-0917

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report

September 30, 2017

(Unaudited)

Dear Shareholders,

Portfolio Performance

Since commencement of operations on April 25, 2017, the return of the Fund was 13.50%, corresponding to an out-performance of 1.82% over the return of Morgan Stanley Capital International (“MSCI”) Emerging Markets Net Total Return Index (the Fund’s benchmark). The Fund reduced the volatility of daily returns when compared to the Fund’s benchmark by 14% since the commencement of operations on April 25, 2017.

* Net return
	Start of the period		End of the period
Date	04/25/2017		09/30/2017
Fund’s return	13.50%	Benchmark’s return	11.68%

* Volatility
	Start of the period		End of the period
Date	04/25/2017		09/30/2017
Fund’s volatility	7.99%	Benchmark’s volatility	9.29%

Performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end please call (844) 282-6161.

Over the second quarter of 2017, equity markets continued to rise: the Standard & Poor’s 500 Index (S&P 500) was up 2.8%, and the Europe STOXX 600 Index up 1.2%. Volatility remained very low compared to its historical average, S&P 500 realized volatility for the quarter using intraday data, was below 6%, well below the long-term average of approximately 14%. The levels of implied correlations, as shown by the Chicago Board Options Exchange implied correlation indexes, dropped slightly during the period, showing that systemic risk was perceived to be low. Emerging markets (EM) proved to be more turbulent over the quarter. In particular, the MSCI Brazil Index was down over 2% for the quarter following the Brazilian president’s corruption scandal. However, EM flows were positive as investors used drops in performance as an opportunity to “buy the dip”.

The commodity space proved to be yet again a main source of volatility in Q2. Iron ore led the way, losing -22% to settle in negative territory year to date on the back of weakening Chinese demand. Oil prices kept trending lower (approximately -10%) due to perceived large supply ahead despite the Organization of the Petroleum Exporting Countries announced cuts.

Bond markets were more eventful than their equity counterparts, with long-term rates initially trending lower both in the US and Europe on the back of lower than expected inflation releases and seeming dovishness from central banks. However, the Federal Reserve (Fed) still hiked rates in June, which remarkably did not trigger a higher repricing of the short end of the curve (the 2-year U.S. Treasury rate remained unchanged). This benign rate environment was suddenly put into question by Mario Draghi’s remarks at the annual European Central Bank (ECB) forum (“The threat of deflation is gone and reflationary forces are at play”) which signaled the strength of the European economy

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Continued)

September 30, 2017

(Unaudited)

and a potential tapering of quantitative easing (QE) support by 2018. In the following 4 trading days after his remarks, European long-term rates nearly doubled, to end the quarter 15 basis points (bps) higher while the US 10-year Treasury proved less sensitive, ending the quarter -12bps lower overall.

Apart from the central bank chatter, the main events of the quarter were on the European political front, as the French elections proved to be more market and European Union friendly than expected and the Italian elections have been postponed to 2018. Additionally, the United Kingdom elections weakened Theresa May’s position in Brexit negotiations. Overall, these results were perceived as reinforcing the Eurozone stability and impacted foreign exchange rates with the euro gaining around 7% vs the U.S. dollar while the British pound lost -3.8% to the euro.

Over the third quarter, equity markets continued their upward trend, with the S&P 500 rising by 3.9%, in a low market risk environment as both realized and implied volatility levels remained very low.The market experienced small drawdowns (-2% in August), despite the real-world instabilities, notably two hurricanes hitting the US mainland in succession. Estimates of U.S. economic growth took a dip in September, with the Aruoba-Diebold-Scotti Index dipping below the trend for Q2 and Q3 of 2017. The New York Fed now-casting revised the current growth from 2.0% to 1.5% for Q3, and to 2.0% (-0.5% from the previous estimate) for Q4.

The NASDAQ was up 5.8% over the quarter, with moderate volatility, a positive but not exceptional performance for the Information Technology sector. Likewise, international markets were up in general, with the MSCI World gaining 4.4% over the quarter and Germany (DAX Index +4.1%) and China (CSI 300 Index +4.6%) having solid performance.

In this low volatility environment, commodities posted remarkable returns with West Texas Intermediate oil prices (+9.0%) eventually stabilizing above $50 from mid-September and onwards. In the foreign exchange market, the euro made a noticeable come back, trading as high as 1.2 in early September on the back of the ECB signaling policy normalization ahead. In the US, despite inflation below its target, Federal Reserve’s plans to reduce its balance sheet and raise Fed Funds rates were unchanged. The US 10-year rate ended the quarter roughly unchanged at 2.34% after having reached its lowest point year to date at 2.04% in early September. In Europe, 10-year bund yields ended the quarter at 0.45%, flat over Q3 within a 30bps trading range.

Despite some oil induced volatility in August, Q3 was another good quarter for credit markets both in the US and Europe: thus, the Global High Yield bond market returned 2.86% while the US Investment Grade bonds returned 1.37% and US High Yield bonds returned 2.27%.

Management policy of the Fund

The Adviser seeks to enhance the Fund’s portfolio diversification in terms of various risk metrics by applying a systematic, quantitative investment approach designed to identify securities of emerging market issuers included in the MSCI® EM Index that have the lowest possible correlation to each other for inclusion in the Fund’s portfolio.

From the commencement of operations on April 25, 2017 to the end of the second quarter, the relative return of the Fund was +0.39%. This positive outperformance occurred in spite of the benchmark’s bias toward the Information Technology (“IT”) sector in Asia which was rewarded. The IT sector significantly outperformed the benchmark. As an illustration, the 4 largest market caps of the benchmark as of June 30th were IT stocks: Samsung Electronics (4.35% of the index), Tencent Holdings (4.35% of the index), Taiwan Semiconductors (3.6% of the index) and Alibaba (3.41% of the index), these securities had YTD returns as of June 30, 2017 of +40%, +47%, +26% and +60%, respectively.

2

TOBAM EMERGING MARKETS FUND

Annual Investment Adviser’s Report (Concluded)

September 30, 2017

(Unaudited)

Over the 3rd quarter of 2017, the relative return of the Fund was +1.35%. The positive outperformance was related to the benchmark’s bias toward cyclical sectors such as Financials, IT and Energy as shown by its significantly higher correlation in these sectors. During Q3 2017, a bulk of the benchmark‘s underperformance was related to the poor performance of Industrials.

Since commencement of operations, the Fund outperformed by +1.82% as a result of the benchmark’s bias.

Portfolio Changes

The strategy is rebalanced on a quarterly basis. Since inception of the Fund, the turnover is 13.73%.

Dividend Distribution

The Fund will distribute a dividend for the 2017 fiscal year according to the following schedule:

Distribution	Record Date	Ex-Date	Payment Date
Ordinary income	6 December 2017	7 December 2017	8 December 2017

We thank you for your investment in the Fund.

Sincerely,

TOBAM, Investment Adviser

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended September 30, 2017 and reflects the views of the investment adviser at the time of this writing. Of course, these views may change and do not guarantee the future performance of the Fund or the markets.

The above commentary is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

3

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data

September 30, 2017

(Unaudited)

Comparison of Change in Value of $500,000 (investment minimum) Investment in

TOBAM Emerging Markets Fund’s Class I vs.

Morgan Stanley Capital International (“MSCI”) Emerging Markets Net Total Return Index (“MSCI EM Net TR Index”)

Total Returns for the Period Ended September 30, 2017
Since Inception†
Class I*	13.50%
MSCI EM Net TR Index	11.68%**

†	Not annualized.

*	The TOBAM Emerging Markets Fund (the “Fund”) Class I shares commenced operations on April 25, 2017.

**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (844) 282-6161. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The Fund’s “Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” are 1.48% and 0.85%, respectively, of the Fund’s average daily net assets for Class I shares. These ratios are stated in the current prospectus dated April 10, 2017, and may differ from the actual expenses incurred by the Fund for the period covered by this report. TOBAM (“TOBAM” or the “Adviser”) has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the

4

TOBAM EMERGING MARKETS FUND

Annual Report

Performance Data (Concluded)

September 30, 2017

(Unaudited)

Fund’s total operating expenses (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 0.85% with respect to the Fund’s average daily net assets of the Class I shares (“Expense Limitation”). The Expense Limitation will remain in place until April 30, 2018, and from May 1, 2018 through January 31, 2019, it will reduce its compensation and/or reimburse certain expenses for the Fund, to the extent necessary to ensure that the Fund’s total operating expenses, (exclusive of taxes, “Acquired Fund” fees and expenses (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions), do not exceed (on an annual basis) 1.10% with respect to the Fund’s average daily net assets of the Class I shares, unless the Board of Trustees of FundVantage Trust (the “Trust”) approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, amounts waived or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. The Adviser is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund expenses do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount.

A 1.00% redemption fee applies to shares redeemed within 30 days of purchase. The redemption fee is not reflected in the returns shown above.

The Fund intends to evaluate performance as compared to that of the MSCI EM Net TR Index. The MSCI EM Net TR Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America, and the Middle East. An index is unmanaged and it is not possible to invest in an index.

5

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure

September 30, 2017

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (Rule 12b-1) fees (if any) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested from April 25, 2017, the commencement of operations, through September 30, 2017 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

TOBAM EMERGING MARKETS FUND

Fund Expense Disclosure (Concluded)

September 30, 2017

(Unaudited)

	TOBAM Emerging Markets Fund
	Beginning Account Value April 25, 2017	Ending Account Value September 30, 2017	Expenses Paid During Period*
Class I
Actual	$1,000.00	$1,135.00	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,020.81	4.31

*

Expenses are equal to the annualized expense ratio for the period beginning April 25, 2017, commencement of operations, to September 30, 2017 of 0.85% for Class I shares, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (159), then divided by 365 to reflect the period. The Class I shares ending account values on the first line of the table are based on the actual total returns for the Fund since commencement of operations of 13.50%. For comparative purposes, the Hypothetical expenses are as if the Class I shares had been in existence from April 1, 2017, and are equal to the Class I shares annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (183), then divided by 365 to reflect the period.

7

TOBAM EMERGING MARKETS FUND

Portfolio Holdings Summary Table

September 30, 2017

(Unaudited)

The following table presents a summary by industry group of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Telecommunications	10.4%	$4,984,567
Food	7.3	3,482,955
Retail	6.2	2,995,739
Pharmaceuticals	5.0	2,425,737
Internet	4.2	2,024,645
Semiconductors	3.9	1,864,603
Electronics	3.6	1,743,589
Mining	3.4	1,620,825
Commercial Services	3.3	1,590,855
Real Estate	3.0	1,421,175
Apparel	2.9	1,400,558
Computers	2.5	1,192,380
Gas	2.4	1,164,613
Auto Manufacturers	2.4	1,147,746
Cosmetics/Personal Care	2.1	1,001,467
Transportation	2.1	989,012
Home Furnishings	2.0	960,863
Banks	2.0	937,689
Miscellaneous Manufacturing	1.9	911,289
Insurance	1.8	882,607
Auto Parts & Equipment	1.8	881,176
Engineering & Construction	1.8	867,501
Healthcare-Services	1.8	865,855
Aerospace/Defense	1.8	853,462
Airlines	1.7	825,293
Energy-Alternate Sources	1.6	760,902
Oil & Gas	1.5	742,002
Software	1.5	718,780

Portfolio holdings are subject to change at any time.

	% of Net Assets	Value
Common Stocks: (Continued)
Chemicals	1.4%	$690,693
Forest Products & Paper	1.1	522,361
Iron/Steel	0.9	421,512
Beverages	0.7	341,855
Healthcare-Products	0.7	324,483
Investment Companies	0.7	321,453
Distribution/Wholesale	0.6	294,206
Biotechnology	0.6	290,162
Household Products/Wares	0.6	279,982
Media	0.6	271,708
Building Materials	0.5	246,448
Entertainment	0.5	217,059
Lodging	0.4	203,985
Coal	0.4	194,754
Electric	0.4	189,740
Diversified Financial Services	0.4	183,607
Water	0.3	151,359
Advertising	0.2	106,070
Machinery-Construction &
Mining	0.1	71,988
Holding Companies-Diversified	0.1	57,011
Machinery-Diversified	0.1	37,409
Preferred Stocks:
Chemicals	1.0	464,106
Forest Products & Paper	0.9	441,533
Auto Manufacturers	0.6	278,868
Other Assets in Excess of Liabilities	0.3	159,470

NET ASSETS	100.0%	$48,019,707

The accompanying notes are an integral part of the financial statements.

8

TOBAM EMERGING MARKETS FUND

Portfolio of Investments

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — 97.2%
Brazil — 2.1%
BRF SA*	9,600	$138,825
Embraer SA	60,400	341,939
Fibria Celulose SA	38,600	522,361

		1,003,125

China — 27.0%
58.com, Inc., ADR*	4,697	296,569
AAC Technologies Holdings, Inc.	36,500	617,638
Air China, Ltd., Class H	254,000	211,264
Aluminum Corp. of China Ltd., Class H*	104,000	93,306
ANTA Sports Products, Ltd.	157,000	660,230
Autohome, Inc., ADR*	6,047	363,304
China Evergrande Group*	152,000	533,007
China Huarong Asset Management Co., Ltd., Class H(a)	152,000	68,062
China Medical System Holdings, Ltd.	44,000	77,055
China Mengniu Dairy Co., Ltd.	308,000	863,977
China Resources Beer Holdings Co., Ltd.	126,000	341,855
China Resources Gas Group, Ltd.	92,000	321,142
China Southern Airlines Co., Ltd., Class H	230,000	158,523
China Vanke Co., Ltd., Class H	117,700	389,412
Country Garden Holdings Co., Ltd.	162,000	258,603
CSPC Pharmaceutical Group, Ltd.	140,000	235,284

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
ENN Energy Holdings, Ltd.	92,000	$666,506
GOME Retail Holdings, Ltd.	838,000	94,674
Great Wall Motor Co., Ltd., Class H	361,500	447,416
Guangdong Investment, Ltd.	106,000	151,359
Guangzhou Automobile Group Co., Ltd., Class H	34,000	79,053
Haitian International Holdings, Ltd.	13,000	37,409
Momo, Inc., SP ADR*	6,874	215,431
NetEase, Inc., ADR	1,908	503,349
New Oriental Education & Technology Group, Inc., SP ADR	6,676	589,224
Semiconductor Manufacturing International Corp.*	494,000	558,930
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	348,000	247,428
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	40,500	99,226
Shenzhou International Group Holdings, Ltd.	103,000	807,766
Sunac China Holdings, Ltd.	39,000	179,109
Sunny Optical Technology Group Co., Ltd.	34,000	545,836
TAL Education Group, ADR	25,485	859,099
Tingyi Cayman Islands Holding Corp.	350,000	527,607

The accompanying notes are an integral part of the financial statements.

9

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Vipshop Holdings, Ltd., ADR*	19,520	$171,581
Want Want China Holdings, Ltd.	893,000	629,169
YY, Inc., ADR*	954	82,788

		12,982,191

Colombia — 0.7%
Grupo de Inversiones Suramericana SA	23,024	321,453

Czech Republic — 0.3%
Komercni banka as	3,324	145,160

Greece — 2.5%
Alpha Bank AE*	113,664	225,313
Eurobank Ergasias SA*	135,746	120,655
Hellenic Telecommunications Organization SA	17,479	211,684
JUMBO SA	15,821	261,595
National Bank of Greece SA*	479,630	163,651
OPAP SA	20,520	217,059

		1,199,957

Hong Kong — 3.1%
Fullshare Holdings, Ltd.	1,250,000	544,063
Haier Electronics Group Co., Ltd.	41,000	100,351
Sino Biopharmaceutical, Ltd.	454,000	480,984
Sun Art Retail Group, Ltd.	405,500	377,740

		1,503,138

Indonesia — 3.4%
Bank Danamon Indonesia Tbk PT	253,400	97,875

	Number of Shares	Value
COMMON STOCKS — (Continued)
Indonesia — (Continued)
Jasa Marga Persero Tbk PT	342,900	$142,532
Perusahaan Gas Negara Persero Tbk	1,512,100	176,965
Telekomunikasi Indonesia Persero Tbk PT	2,040,800	709,748
Unilever Indonesia Tbk PT	77,000	279,982
United Tractors Tbk PT	30,300	71,988
XL Axiata Tbk PT*	595,900	165,571

		1,644,661

Malaysia — 2.0%
AirAsia Bhd	283,200	231,606
Axiata Group Bhd	249,985	310,710
Maxis Bhd	291,700	400,677

		942,993

Mexico — 0.3%
Gruma SAB de CV, Class B	11,005	161,618

Peru — 1.2%
Cia de Minas Buenaventura SAA, ADR	32,166	411,403
Southern Copper Corp.	3,831	152,321

		563,724

Poland — 2.4%
Alior Bank SA*	6,156	115,545
Eurocash SA	11,362	120,252
Orange Polska SA*	106,093	153,929
Polski Koncern Naftowy
ORLEN SA	22,238	742,002

		1,131,728

The accompanying notes are an integral part of the financial statements.

10

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Russia — 1.6%
PhosAgro PJSC, GDR	18,710	$266,756
Rostelecom PJSC	58,190	70,187
Severstal PJSC	27,880	421,512

		758,455

South Africa — 2.0%
AngloGold Ashanti, Ltd.	39,553	371,601
Gold Fields, Ltd.	91,724	396,672
Sibanye-Stillwater	174,021	195,522

		963,795

South Korea — 20.7%
AMOREPACIFIC Group	3,447	372,209
BGF retail Co., Ltd.	2,167	157,426
Celltrion, Inc.*	6,817	846,969
Cheil Worldwide, Inc.	6,664	106,070
CJ Corp.	382	57,011
CJ E&M Corp.	3,111	209,832
Coway Co., Ltd.	7,503	616,745
Hanmi Pharm Co., Ltd.*	1,052	418,583
Hanmi Science Co., Ltd.*	2,362	190,014
Hanon Systems	29,381	324,030
Hanssem Co., Ltd.	1,841	243,767
Hanwha Techwin Co., Ltd.*	6,097	177,013
Hyundai Glovis Co., Ltd.	3,319	429,589
Hyundai Marine & Fire Insurance Co., Ltd.	10,291	408,150
Hyundai Mobis Co., Ltd.	1,832	384,643
Hyundai Motor Co.	1,527	200,880
Hyundai Wia Corp.	3,021	172,503
Kakao Corp.	2,850	359,569
Kangwon Land, Inc.	6,667	203,985
KEPCO Plant Service & Engineering Co., Ltd.	1,675	60,746

	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Kia Motors Corp.	15,195	$420,397
Korea Aerospace
Industries Ltd.	2,237	85,472
LG Display Co., Ltd.	2,401	64,318
LG Household & Health Care, Ltd.	770	629,258
Medy-Tox, Inc.	230	99,673
NAVER Corp.	213	138,968
NCSoft Corp.	1,505	611,866
Orion Corp.*	3,513	297,563
Orion Holdings Corp.	1	9
Pan Ocean Co., Ltd.*	19,529	92,121
Samsung ElectroMechanics Co., Ltd.	2,683	239,797
Samsung Fire & Marine Insurance Co., Ltd.	1,133	277,653
Samsung Life Insurance Co., Ltd.	1,991	196,804
Samsung SDI Co., Ltd.	1,360	236,626
Shinsegae, Inc.	1,005	171,105
SK Telecom Co., Ltd.	927	206,840
Yuhan Corp.	1,406	253,903

		9,962,107

Taiwan — 13.3%
Acer, Inc.	113,000	56,555
Asustek Computer, Inc.	42,000	346,114
AU Optronics Corp.	688,000	276,498
Eclat Textile Co., Ltd.	30,660	373,975
Far EasTone Telecommunications Co., Ltd.	249,000	592,411
Feng TAY Enterprise Co., Ltd.	48,000	218,817
General Interface Solution Holding, Ltd.	13,000	129,758

The accompanying notes are an integral part of the financial statements.

11

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Continued)

September 30, 2017

	Number of Shares	Value
COMMON STOCKS — (Continued)
Taiwan — (Continued)
Globalwafers Co., Ltd.	36,000	$352,684
Hiwin Technologies Corp.	21,360	189,038
HTC Corp.*	112,000	280,786
Innolux Corp.	725,000	339,362
Inventec Corp.	433,000	320,591
Largan Precision Co., Ltd.	1,000	176,415
Micro-Star International Co., Ltd.	121,000	260,993
Nanya Technology Corp.	116,000	329,204
Nien Made Enterprise Co., Ltd.	24,000	246,448
Phison Electronics Corp.	25,000	297,200
Powertech Technology, Inc.	113,000	326,585
President Chain Store Corp.	36,000	303,842
TaiMed Biologics, Inc.*	30,000	190,489
Taiwan High Speed Rail Corp.	186,000	147,682
Taiwan Mobile Co., Ltd.	147,000	523,932
Uni-President Enterprises Corp.	47,000	98,547

		6,377,926

Thailand — 12.7%
Advanced Info Service PCL	134,500	770,710
Airports of Thailand PCL	381,300	675,719
Bangkok Dusit Medical Services PCL	714,800	439,723
Bangkok Expressway & Metro PCL	1,322,200	319,620
Banpu PCL	368,300	194,754
BEC World PCL	126,600	61,876
Berli Jucker PCL	185,700	294,206

	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bumrungrad Hospital PCL	66,100	$426,132
Central Pattana PCL	26,100	61,044
Charoen Pokphand Foods PCL	382,120	307,095
CP ALL PCL	393,600	787,790
Delta Electronics Thailand PCL	62,600	164,101
Energy Absolute PCL	188,700	216,839
Glow Energy PCL	70,900	189,740
Indorama Ventures PCL	188,300	238,937
KCE Electronics PCL	40,100	120,244
Minor International PCL	67,200	82,111
Thai Union Group PCL	357,700	214,513
TMB Bank PCL	2,446,100	185,035
True Corp. PCL*	1,914,200	350,756

		6,100,945

Turkey — 1.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	33,736	249,038
Petkim Petrokimya Holding AS	110,251	185,000
TAV Havalimanlari Holding AS	26,443	131,036
Turk Hava Yollari AO*	91,189	223,900
Ulker Biskuvi Sanayi AS	22,793	123,780

		912,754

TOTAL COMMON STOCKS (Cost $41,822,303)		46,675,730

PREFERRED STOCKS — 2.5%
Brazil — 1.9%
Braskem SA, Class A(b)	34,700	464,106

The accompanying notes are an integral part of the financial statements.

12

TOBAM EMERGING MARKETS FUND

Portfolio of Investments (Concluded)

September 30, 2017

	Number of Shares	Value
PREFERRED STOCKS — (Continued)
Brazil — (Continued)
Suzano Papel e Celulose SA, Class A(b)	76,000	$441,533

		905,639

South Korea — 0.6%
Hyundai Motor Co.(b)	3,111	278,868

TOTAL PREFERRED STOCKS (Cost $994,058)		1,184,507

TOTAL INVESTMENTS - 99.7% (Cost $42,816,361)		47,860,237
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		159,470

NET ASSETS - 100.0%		$48,019,707

*	Non-income producing.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security was purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2017, this security amounted to $68,062 or 0.1% of net assets. This security has been determined by the Adviser to be a liquid security.
(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.

ADR	American Depository Receipt
GDR	Global Depository Receipt
PCL	Public Company Limited
SP ADR	Sponsored American Depository Receipt

The accompanying notes are an integral part of the financial statements.

13

TOBAM EMERGING MARKETS FUND

Statement of Assets and Liabilities

September 30, 2017

Assets
Investments, at value (Cost $42,816,361)	$47,860,237
Cash	114,027
Foreign currency (Cost $80,140)	79,645
Dividends receivable	48,673
Prepaid expenses and other assets	19,570

Total assets	48,122,152

Liabilities
Payable for custodian fees	42,003
Payable for audit fees	19,226
Payable for administration and accounting fees	19,185
Payable for printing fees	8,235
Payable for transfer agent fees	6,238
Payable for legal fees	4,449
Payable to Investment Adviser	741
Accrued expenses	2,368

Total liabilities	102,445

Net Assets	$48,019,707

Net Assets Consisted of:
Capital stock, $0.01 par value	$42,300
Paid-in capital	42,254,774
Accumulated net investment income	627,225
Accumulated net realized gain from investments and foreign currency transactions	52,114
Net unrealized appreciation on investments and assets and liabilities denominated in foreign currency	5,043,294

Net Assets	$48,019,707

Class I:
Shares outstanding	4,230,008

Net asset value, offering and redemption price per share ($48,019,707 / 4,230,008 shares)	$11.35

The accompanying notes are an integral part of the financial statements.

14

TOBAM EMERGING MARKETS FUND

Statement of Operations

For the Period Ended September 30, 2017*

Investment Income
Dividends	$882,222
Less: foreign taxes withheld	(73,652)

Total investment income	808,570

Expenses
Advisory fees (Note 2)	156,201
Custodian fees (Note 2)	45,190
Administration and accounting fees (Note 2)	36,644
Audit fees	19,226
Transfer agent fees (Note 2)	15,915
Registration and filing fees	13,348
Legal fees	11,761
Trustees’ and officers’ fees (Note 2)	9,367
Printing and shareholder reporting fees	8,712
Other expenses	7,365

Total expenses before waivers and reimbursements	323,729

Less: waivers and reimbursements (Note 2)	(157,765)

Net expenses after waivers and reimbursements	165,964

Net investment income	642,606

Net realized and unrealized gain/(loss) from investments:
Net realized gain from investments	52,114
Net realized loss from foreign currency transactions	(15,381)
Net change in unrealized appreciation/(depreciation) on investments	5,043,876
Net change in unrealized appreciation/(depreciation) on foreign currency transactions	(582)

Net realized and unrealized gain on investments	5,080,027

Net increase in net assets resulting from operations	$5,722,633

*	The TOBAM Emerging Markets Fund commenced operations on April 25, 2017.

The accompanying notes are an integral part of the financial statements.

15

TOBAM EMERGING MARKETS FUND

Statement of Changes in Net Assets

For the Period Ended September 30, 2017*
Increase/(Decrease) in Net Assets from Operations:
Net investment income	$642,606
Net realized gain from investments and foreign currency transactions	36,733
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	5,043,294

Net increase in net assets resulting from operations	5,722,633

Increase in Net Assets Derived from Capital Share Transactions (Note 4)	42,297,074

Total increase in net assets	48,019,707

Net assets
Beginning of period	—

End of period	$48,019,707

Accumulated net investment income, end of period	$627,225

*	The TOBAM Emerging Markets Fund commenced operations on April 25, 2017.

The accompanying notes are an integral part of the financial statements.

16

TOBAM EMERGING MARKETS FUND

Financial Highlights

Contained below is per share operating performance data for Class I shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class I
	For the Period April 25, 2017* to September 30, 2017
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income(1)	0.15
Net realized and unrealized gain on investments	1.20

Net increase in net assets resulting from operations	1.35

Net asset value, end of period	$11.35

Total investment return(2)	13.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,020
Ratio of expenses to average net assets	0.85	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements(4)	1.66	%(3)
Ratio of net investment income to average net assets	3.29	%(3)
Portfolio turnover rate	13.73	%(5)

*	Commencement of operations.
(1)	The selected per share data was calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Annualized.
(4)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.

17

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements

September 30, 2017

1. Organization and Significant Accounting Policies

The TOBAM Emerging Markets Fund (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and commenced investment operations on April 25, 2017. The Fund is a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Fund offers separate classes of shares: Class A, Class C and Class I Shares. As of September 30, 2017, Class A and Class C shares had not been issued.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily

18

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of the Adviser’s fair valuation determinations.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at 09/30/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Brazil	$1,003,125	$1,003,125	$—	$—
China	12,982,191	3,741,575	9,240,616	—
Colombia	321,453	321,453	—	—

19

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

	Total Value at 09/30/17	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks: (Continued)
Czech Republic	$145,160	$145,160	$—	$—
Greece	1,199,957	478,654	721,303	—
Hong Kong	1,503,138	544,063	959,075	—
Indonesia	1,644,661	351,970	1,292,691	—
Malaysia	942,993	400,677	542,316	—
Mexico	161,618	161,618	—	—
Peru	563,724	563,724	—	—
Poland	1,131,728	235,797	895,931	—
Russia	758,455	—	758,455	—
South Africa	963,795	—	963,795	—
South Korea	9,962,107	1,097,926	8,864,181	—
Taiwan	6,377,926	—	6,377,926	—
Thailand	6,100,945	—	6,100,945	—
Turkey	912,754	—	912,754	—
Preferred Stocks:
Brazil	905,639	905,639	—	—
South Korea	278,868	—	278,868	—

Total Investments	$47,860,237	$9,951,381	$37,908,856	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

20

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

For fair valuations using significant unobservable inputs, U.S generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended September 30, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.

Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/ depreciation as such income and/or gains are earned. General expenses of the Trust are generally allocated to each fund in proportion to its relative daily net assets. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and

21

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. These differences may include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

Currency Risk — The Fund invests in securities of foreign issuers, including American Depository Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to

22

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Emerging Markets Risk — The Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Recent Accounting Pronouncement — On August 1, 2017, the Fund implemented amendments to Regulation S-X, issued by the Securities and Exchange Commission, which require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Adoption had no effect on the Fund’s net assets or results of operations.

2. Transactions with Related Parties and Other Service Providers

TOBAM serves as investment adviser to the Fund. For its services, the Adviser was paid a monthly fee at the annual of 0.80% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive fees and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of taxes, dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions) do not exceed (on an annual basis) 0.85%, with respect to the Fund’s average daily net assets of the Class I shares, (“Expense Limitation”). The Expense Limitation will remain in place until April 30, 2018, and from May 1, 2018 through January 31, 2019, the Adviser will reduce its compensation and/or reimburse certain expenses for the Fund, to the extent necessary to ensure that the Fund’s total operating expenses, (exclusive of taxes, “Acquired Fund” fees and expenses (as defined in Form N-1A), dividend and interest expense on securities sold short, interest, extraordinary items and brokerage commissions), do not exceed (on an annual basis) 1.10%, with respect to the Fund’s average daily net assets of the Class I shares, unless the Board of Trustees approves its earlier termination. The Adviser may recoup any expenses or fees it has reimbursed within a three-year period from the year in which the Adviser reduced its compensation and/or assumed

23

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

expenses of the Fund. No recoupment will occur unless the Fund’s expenses are below the Expense Limitation amount. As of September 30, 2017, the amount of potential recovery was as follows:

Expiration
September 30, 2020
$135,477

For the period ended September 30, 2017, the Adviser earned advisory fees of $156,201 and waived fees of $135,477.

For the period ended September 30, 2017, the Fund engaged in purchases and sales of securities from or to affiliated funds in the amount of $192,211 and $599,481, respectively, and had net realized gains from sales of $44,249.

Other Service Providers

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator and transfer agent for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees. For the period ended September 30,2017, BNY Mellon accrued administration and accounting fees totaling $36,644 and waived fees totaling $14,000.

For providing transfer agency services, BNY Mellon is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2017, BNY Mellon accrued transfer agent fees totaling $15,915 and waived fees totaling $5,100.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses. For the period ended September 30, 2017, BNY Mellon accrued custodian fees totaling $45,190 and waived fees totaling $3,188.

BNY Mellon and the Custodian have the ability to recover such amounts previously waived, if the Fund terminates its agreements with BNY Mellon or the Custodian within three years of signing the agreements.

Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Fund pursuant to an underwriting agreement between the Trust and the Underwriter.

24

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

Trustees and Officers

The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. The remuneration paid to the Trustees by the Fund during the period ended September 30, 2017 was $4,128. An employee of BNY Mellon serves as the Secretary of the Trust and is not compensated by the Fund or the Trust.

JW Fund Management LLC (“JWFM”) provides a Principal Executive Officer and Principal Financial Officer, respectively, to the Trust. JWFM is compensated for the services provided to the Trust.

Freeh Group International Solutions, LLC provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer.

3. Investment in Securities

From April 25, 2017, commencement of operations, to September 30, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$48,005,290	$5,288,801

4. Capital Share Transactions

From April 25, 2017, commencement of operations, to September 30, 2017, transactions in capital shares (authorized shares unlimited) were as follows:

	For the Period Ended September 30, 2017
	Shares	Amount
Class I
Sales	4,230,008	$42,297,074

Net increase	4,230,008	$42,297,074

*

There is a 1.00% redemption fee that may be charged on shares redeemed which have been held for 30 days or less. The redemption fee is retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

25

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Continued)

September 30, 2017

5. Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as tax benefit or expense in the current year. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. For the period ended September 30, 2017, these adjustments were to decrease undistributed net investment income by $15,381 and increase accumulated net realized gain by $15,381. These permanent differences were primarily attributable to the reclassification of gains and losses on foreign currency transactions. Net assets were not affected by these adjustments.

During the period from April 25, 2017, commencement of operations, to September 30, 2017, the Fund had no distributions from ordinary income or long-term capital gains.

As of September 30, 2017, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation	Qualified Late-Year Losses
$—	$789,590	$—	$4,933,043	$—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income for federal income tax purposes.

26

TOBAM EMERGING MARKETS FUND

Notes to Financial Statements (Concluded)

September 30, 2017

As of September 30, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$42,926,612

Gross unrealized appreciation	$6,200,378
Gross unrealized depreciation	(1,266,753)

Net unrealized appreciation	$4,933,625

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain net capital losses between November 1 and September 30 and late year ordinary losses ((i) ordinary losses between January 1 and September 30, and (ii) specified ordinary and currency losses between November 1 and September 30) as occurring on the first day of the following tax year. For the period ended September 30, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until October 1, 2017. As of September 30, 2017, the Fund had no capital loss deferrals and no late year ordinary loss deferrals.

Accumulated capital losses represent net capital loss carryforwards as of September 30, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2017, the Fund did not have any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

TOBAM EMERGING MARKETS FUND

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FundVantage Trust and

Shareholders of TOBAM Emerging Markets Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TOBAM Emerging Markets Fund (one of the series constituting FundVantage Trust) (the “Fund”) as of September 30, 2017, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period April 25, 2017 (commencement of operations) to September 30, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TOBAM Emerging Markets Fund (one of the series constituting FundVantage Trust) at September 30, 2017, and the results of its operations, the changes in its net assets, and its financial highlights for the period April 25, 2017 (commencement of operations) to September 30, 2017 in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 28, 2017

28

TOBAM EMERGING MARKETS FUND

Shareholder Tax Information

(Unaudited)

The Fund is required by Subchapter M of the Internal Revenue Code to advise its shareholders of the U.S. federal tax status of distributions received by the Fund’s shareholders in respect of such fiscal year. There were no distributions for the TOBAM Emerging Markets Fund. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

The TOBAM Emerging Markets Fund paid foreign taxes and recognized foreign source income as follows:

Foreign Taxes Paid	Foreign Source Income
$26,229	$880,735

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Because the Fund’s fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2017. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2018.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Fund, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

29

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (844) 282-6161 and on the Securities and Exchange Commission’s (“SEC”) website at http:// www.sec.gov.

Quarterly Portfolio Schedules

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended December 31 and June 30) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Consideration of Investment Advisory Agreement

At a meeting held on June 20-21, 2016 (the “June Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved a form of investment advisory agreement between TOBAM (the “Adviser,” or “TOBAM”) and the Trust (the “Agreement”) on behalf of the TOBAM Emerging Markets Fund (the “Fund”). At the June Meeting, the Board considered the approval of the Agreement for an initial two year period.

In determining whether to approve the Agreement, the Trustees considered information provided by the Adviser at the June Meeting in accordance with Section 15(c) of the 1940 Act regarding: (i) services to be performed for the Fund, (ii) the size and qualifications of the Adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of the Fund, (iv) investment performance, (v) the capitalization and financial condition of TOBAM, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Fund and other clients, (viii) results of any regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on TOBAM’s ability to service the Fund, (x) compliance with TOBAM’s policies and procedures (including codes of ethics and proxy voting policies) and (xi) compliance with federal securities laws and other regulatory requirements.

30

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Continued)

Representatives from TOBAM attended the June Meeting in person and via teleconference. At the June Meeting, the representatives discussed TOBAM’s history, performance and investment strategies in connection with the proposed approval of the Agreement and answered questions from the Board.

Performance. The Trustees considered that the proposed strategy for the Fund was new, and therefore did not have historical performance. However, the Trustees reviewed the performance information of a separate account composite and a comparable account managed by TOBAM with strategies similar to that to be employed by the Fund. At the June Meeting, the Trustees reviewed the performance of the comparable account from its inception on June 29, 2011 through April 30, 2016 and the performance of the separate account composite from June 30, 2011 through April 30, 2016. The Trustees concluded that the performance information relating to the comparable funds and separate account composite demonstrated TOBAM’s ability to execute investment strategies of the type to be employed by the Fund.

Fees. The Trustees noted that the representatives of TOBAM had provided information regarding its proposed advisory fees and an analysis of those fees in relation to the services to be provided to the Fund and any other ancillary benefit to result from the TOBAM’s relationship with the Fund. The Trustees also reviewed information regarding the fees TOBAM charges to other clients and evaluated explanations provided by TOBAM as to differences in fees charged to the Fund and other similarly managed accounts. The Trustees evaluated explanations provided by TOBAM regarding its belief that the proposed advisory fee is within the normal range of fees and expenses for funds of similar size, composition and type of investment product. The Trustees concluded that the advisory fee and services proposed to be provided by TOBAM are sufficiently consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund as measured by the information provided by TOBAM.

Experience and Qualifications of the Adviser. The Trustees then considered the level and depth of knowledge of TOBAM, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by TOBAM, the Board took into account TOBAM’s compliance policies and procedures and reports regarding TOBAM’s compliance operations from the Trust’s Chief Compliance Officer. The Board also considered any potential conflicts of interest that may arise in TOBAM’s management of the Fund’s investments on the one hand, and the investments of other accounts, on the other. The Trustees reviewed the services proposed to be provided to the Fund by TOBAM and concluded that the nature, extent and quality of the services provided were appropriate and consistent with the terms of the Agreement, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund is likely to benefit from the continued receipt of those services. In considering the Agreement, the Board also concluded that TOBAM has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated their ability to attract and retain qualified personnel.

31

TOBAM EMERGING MARKETS FUND

Other Information

(Unaudited) (Concluded)

Cost. The Trustees also considered the cost of the services to be provided by TOBAM, the compensation and benefits to be received by TOBAM in providing services to the Fund, as well as TOBAM’s profitability. The Trustees noted that TOBAM provided its audited financial statements as of December 31, 2015 to the Board for review. The Trustees considered any direct or indirect revenues that would be received by TOBAM. The Trustees noted that the level of profitability is an appropriate factor to consider, and that the Trustees should be satisfied that TOBAM’s profits are sufficient to continue as a healthy concern generally and as investment adviser of the Fund. Based on the information provided, the Trustees concluded that TOBAM’s advisory fee level was reasonably in relation to the nature and quality of the services to be provided, taking into account the projected growth of the Fund.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund is anticipated to grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Fund for the benefit of shareholders, but that the advisory fee structure of the Fund did not include breakpoint reductions as asset levels increase.

The Trustees determined to approve the Agreement for an initial two year period. In voting to approve the Agreement, the Board considered all factors it deemed relevant and the information presented to the Board by TOBAM. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board, including a majority of the Independent Trustees, unanimously approved the Agreement with respect to the Fund for an initial two year period.

32

TOBAM EMERGING MARKETS FUND

Privacy Notice

(Unaudited)

The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.

We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.

To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.

If you have questions or comments about our privacy practices, please call us at (844) 282-6161.

33

TOBAM EMERGING MARKETS FUND

Fund Management

(Unaudited)

FundVantage Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser, another investment adviser of a series of the Trust, or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Fund. The address of each Trustee and Officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

The Statement of Additional Information for the Fund contains additional information about the Trustees and is available, without charge, upon request by calling (844) 282-6161.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

ROBERT J. CHRISTIAN Date of Birth: 2/49	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2007.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	42	Optimum Fund Trust (registered investment company with 6 portfolios).

IQBAL MANSUR Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2007.	University Professor, Widener University.	42	None.

34

TOBAM EMERGING MARKETS FUND

Fund Management (Continued)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee	Other Directorships Held by Trustee

NICHOLAS M. MARSINI, JR. Date of Birth: 8/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2016.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	42	Brinker Capital Destinations Trust (registered investment company with 10 portfolios).

STEPHEN M. WYNNE Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2009.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	42	Copeland Trust (registered investment company with 2 portfolios). Context Capital Funds (registered investment company with 1 portfolio).

NANCY B. WOLCOTT Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2011.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	42	None.

35

TOBAM EMERGING MARKETS FUND

Fund Management (Concluded)

(Unaudited)

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
EXECUTIVE OFFICERS
JOEL L. WEISS Date of Birth: 1/63	President and Chief Executive Officer	Shall serve until death, resignation or removal. Officer since 2007.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.
T. RICHARD KEYES Date of Birth: 1/57	Treasurer and Chief Financial Officer	Shall serve until death, resignation or removal. Officer since 2016.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.
VINCENZO A. SCARDUZIO Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2012.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.
DAVID C. LEBISKY Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2015.

President of Lebisky Compliance Consulting LLC since October 2015; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) since 2015; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

36

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Investment Adviser

TOBAM

49-53, Avenue des Champs-Élysées

75008 Paris, France

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103-7096

Legal Counsel

Pepper Hamilton LLP

3000 Two Logan Square

18th and Arch Streets

Philadelphia, PA 19103

TOBAM EMERGING

MARKETS FUND

of

FundVantage Trust

Class I

ANNUAL REPORT

September 30, 2017

This report is submitted for the general information of the shareholders of The TOBAM Emerging Markets Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the TOBAM Emerging Markets Fund.

TOB-0917

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

[

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Nicholas Marsini, Iqbal Mansur and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that each of Messrs. Mansur, Marsini and Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Dr. Mansur acquired the attributes necessary to be considered an audit committee financial expert through his experience as a university professor of finance and because he has authored over 25 finance-related articles in peer reviewed publications.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

The Registrant’s Board of Trustees has determined that Mr. Marsini acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer or a chief financial officer (and other senior-level positions) of several large financial institutions.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $492,180 for the fiscal year ending September 30, 2017 and $213,590 for the fiscal year ending September 30, 2016.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,000 for the fiscal year ending September 30, 2017 and $0 for the fiscal year ending September 30, 2016. These fees were for review of 485(a) filings for two funds.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,716 for the fiscal year ending September 30, 2017 and $6,359 for the fiscal year ending September 30, 2016. These fees were for the Passive Foreign Investment Company (PFIC) analysis.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending September 30, 2017 and $0 for the fiscal year ending September 30, 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $7,716 for the fiscal year ending September 30, 2017 and $6,359 for the fiscal year ending September 30, 2016.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 12/8/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date 12/8/2017

By (Signature and Title)* /s/ T. Richard Keyes
T. Richard Keyes, Treasurer and
Chief Financial Officer
(principal financial officer)

Date 12/8/2017

*	Print the name and title of each signing officer under his or her signature.